MassMutual Total Return Bond Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 107.6%

BANK LOANS — 1.8%
Aerospace & Defense — 0.0%
TransDigm, Inc., 2020 Term Loan E, 1 mo. USD LIBOR + 2.250%
2.354% VRN 5/30/25	$293,515	$289,165
Airlines — 0.0%
American Airlines, Inc., 2017 1st Lien Term Loan, 1 mo. USD LIBOR + 1.750%
1.846% VRN 1/29/27	87,750	83,771
Auto Parts & Equipment — 0.0%
Clarios Global LP, 2021 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
3.354% VRN 4/30/26	227,164	224,892
Chemicals — 0.1%
Zep, Inc., 2017 1st Lien Term Loan, 3 mo. USD LIBOR + 4.000%
5.000% VRN 8/12/24	714,452	703,350
Commercial Services — 0.0%
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.000%
4.750% VRN 3/01/28	200,000	200,026
Diversified Financial Services — 0.0%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 1 mo. USD LIBOR + 1.750%
2.500% VRN 1/15/25	70,325	70,113
Entertainment — 0.0%
Churchill Downs, Inc., 2017 Term Loan B, 1 mo. USD LIBOR + 2.000%
2.110% VRN 12/27/24	96,985	96,166
Penn National Gaming, Inc., 2018 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.250%
3.000% VRN 10/15/25	153,233	152,679
		248,845
Environmental Controls — 0.0%
Clean Harbors, Inc., 2017 Term Loan B, 1 mo. USD LIBOR + 1.750%
1.854% VRN 6/28/24	96,970	97,070
GFL Environmental, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 3.000%
3.500% VRN 5/30/25	159,384	159,406
		256,476
Food — 0.0%
Hostess Brands LLC, 2019 Term Loan, 1 mo. USD LIBOR + 2.250%, 3 mo. USD LIBOR + 2.250%
3.000% VRN 8/03/25	320,113	318,512

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Products — 0.1%
Avantor Funding, Inc., 2020 Incremental Term Loan B4, 1 mo. USD LIBOR + 2.250%
3.250% VRN 11/08/27	$671,625	$671,343
Health Care – Services — 0.2%
Gentiva Health Services, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 2.750%
2.875% VRN 7/02/25	737,675	735,602
ICON Luxembourg S.A.R.L.
LUX Term Loan,
0.000% 7/03/28 (a)	368,250	368,770
US Term Loan,
0.000% 7/03/28 (a)	91,750	91,879
IQVIA, Inc., 2017 USD Term Loan B2, 1 mo. USD LIBOR + 1.750%
1.854% VRN 1/17/25	160,013	158,933
		1,355,184
Insurance — 0.1%
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
3.000% VRN 2/19/28	970,125	963,654
Lodging — 0.0%
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.750%
2.854% VRN 12/23/24	261,134	258,755
Media — 0.1%
Charter Communications Operating LLC, 2019 Term Loan B2, 1 mo. USD LIBOR + 1.750%
1.860% VRN 2/01/27	98,496	97,757
CSC Holdings LLC, 2017 Term Loan B1, 1 mo. USD LIBOR + 2.250%
2.323% VRN 7/17/25	174,093	171,482
Diamond Sports Group LLC, Term Loan, 1 mo. USD LIBOR + 3.250%
3.360% VRN 8/24/26	174,556	104,538
Sinclair Television Group, Inc., 2021 Term Loan B3, 1 mo. USD LIBOR + 3.000%
3.110% VRN 4/01/28	400,000	396,000
		769,777
Packaging & Containers — 0.1%
Berry Global, Inc., 2021 Term Loan Z, 1 mo. USD LIBOR + 1.750%
1.827% VRN 7/01/26	985,634	977,522
Pharmaceuticals — 0.5%
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. USD LIBOR + 2.500%
3.500% VRN 3/01/24	269,177	268,827
Elanco Animal Health, Inc., Term Loan B, 1 mo. USD LIBOR + 1.750%
1.842% VRN 8/02/27	1,043,717	1,027,195
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1 Week USD LIBOR + 2.000%
2.088% VRN 11/15/27	769,842	761,951
Horizon Therapeutics USA, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.000%
2.500% VRN 3/15/28	825,000	819,068
Jazz Financing Lux S.a.r.l., USD Term Loan, 1 mo. USD LIBOR + 3.500%
4.000% VRN 4/21/28	415,000	416,166

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Organon & Co, USD Term Loan, 3 mo. USD LIBOR + 3.000%
3.500% VRN 6/02/28	$750,000	$750,473
		4,043,680
Real Estate Investment Trusts (REITS) — 0.0%
VICI Properties 1 LLC, Replacement Term Loan B, 1 mo. USD LIBOR + 1.750%
1.841% VRN 12/20/24	125,000	123,892
Retail — 0.1%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1 mo. USD LIBOR + 1.750%
1.854% VRN 11/19/26	371,655	366,255
Software — 0.0%
SS&C Technologies European Holdings S.A.R.L., 2018 Term Loan B4, 1 mo. USD LIBOR + 1.750%
1.854% VRN 4/16/25	27,125	26,786
SS&C Technologies, Inc., 2018 Term Loan B3, 1 mo. USD LIBOR + 1.750%
1.854% VRN 4/16/25	35,212	34,772
		61,558
Telecommunications — 0.5%
CenturyLink, Inc.
2020 Term Loan A, 1 mo. USD LIBOR + 2.000%
2.104% VRN 1/31/25	231,250	229,284
2020 Term Loan B, 1 mo. USD LIBOR + 2.250%
2.354% VRN 3/15/27	643,235	634,069
CommScope, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 3.250%
3.354% VRN 4/06/26	294,750	293,067
Intelsat Jackson Holdings S.A., 2017 Term Loan B5,
0.000% 1/02/24 (a)	250,000	254,017
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 1.750%
1.854% VRN 3/01/27	1,460,000	1,436,728
SBA Senior Finance II LLC, 2018 Term Loan B, 1 mo. USD LIBOR + 1.750%
1.860% VRN 4/11/25	485,000	480,456
Telenet Financing USD LLC, 2020 USD Term Loan AR, 1 mo. USD LIBOR + 2.000%
2.073% VRN 4/30/28	300,000	295,650
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD LIBOR + 3.000%
3.104% VRN 3/09/27	962,204	951,456
		4,574,727

TOTAL BANK LOANS (Cost $16,511,786)		16,561,497

CORPORATE DEBT — 22.0%
Aerospace & Defense — 0.2%
The Boeing Co.
1.167% 2/04/23	1,855,000	1,863,584
Agriculture — 0.5%
BAT Capital Corp.
2.726% 3/25/31	645,000	634,773
4.390% 8/15/37	340,000	366,890
4.540% 8/15/47	1,845,000	1,963,336

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Reynolds American, Inc.
5.850% 8/15/45	$1,160,000	$1,421,228
		4,386,227
Airlines — 0.3%
Continental Airlines, Inc.
5.983% 10/19/23	1,704,703	1,743,180
US Airways, Inc.
7.125% 4/22/25	724,823	764,983
		2,508,163
Auto Manufacturers — 0.9%
Ford Motor Credit Co. LLC
3 mo. USD LIBOR + .880% 1.068% FRN 10/12/21	455,000	454,419
3.219% 1/09/22	1,050,000	1,061,235
3.339% 3/28/22	955,000	969,038
3.813% 10/12/21	520,000	523,900
4.250% 9/20/22	435,000	449,168
General Motors Co.
4.875% 10/02/23	150,000	163,395
General Motors Financial Co., Inc.
3.150% 6/30/22	805,000	824,263
3.450% 4/10/22	1,720,000	1,751,635
3.550% 7/08/22	410,000	423,161
4.200% 11/06/21	245,000	248,207
4.375% 9/25/21	995,000	1,004,203
		7,872,624
Banks — 4.7%
Bank of America Corp.
SOFR + .910% 1.658% VRN 3/11/27	1,915,000	1,931,051
SOFR + .960% 1.734% VRN 7/22/27	1,900,000	1,915,459
SOFR + 1.060% 2.087% VRN 6/14/29	1,835,000	1,850,891
Citigroup, Inc.
SOFR + .765% 1.122% VRN 1/28/27	855,000	843,253
SOFR + .770% 1.462% VRN 6/09/27	1,370,000	1,365,279
Credit Suisse Group AG
SOFR + .980% 1.305% VRN 2/02/27 (b)	1,315,000	1,287,978
SOFR + 2.044% 2.193% VRN 6/05/26 (b)	885,000	906,361
SOFR + 1.730% 3.091% VRN 5/14/32 (b)	975,000	1,002,048
4.282% 1/09/28 (b)	345,000	383,956
4.550% 4/17/26	785,000	889,473
Discover Bank
4.200% 8/08/23	1,120,000	1,206,000
Fifth Third Bancorp
2.550% 5/05/27	1,100,000	1,163,466
Global Bank Corp. 3 mo. USD LIBOR + 3.300%
5.250% VRN 4/16/29 (b)	200,000	209,500
The Goldman Sachs Group, Inc.
SOFR + .789% 1.093% VRN 12/09/26	485,000	477,882
SOFR + .798% 1.431% VRN 3/09/27	2,295,000	2,289,523
3 mo. USD LIBOR + 1.201% 3.272% VRN 9/29/25	885,000	946,869
HSBC Holdings PLC
SOFR + .708% 0.976% VRN 5/24/25	1,185,000	1,184,095
SOFR + 1.290% 1.589% VRN 5/24/27	1,695,000	1,699,033
SOFR + 1.732% 2.013% VRN 9/22/28	1,370,000	1,371,295

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SOFR + 1.402% 2.633% VRN 11/07/25	$295,000	$309,639
JP Morgan Chase & Co.
SOFR + .580% 0.969% VRN 6/23/25	3,585,000	3,589,517
SOFR + .885% 1.578% VRN 4/22/27	1,360,000	1,367,653
SOFR + 1.850% 2.083% VRN 4/22/26	440,000	455,140
Lloyds Banking Group PLC
1 year CMT + .850% 1.627% VRN 5/11/27	1,000,000	1,000,964
3 mo. USD LIBOR + 1.249% 2.858% VRN 3/17/23	885,000	900,101
3 mo. USD LIBOR + .810% 2.907% VRN 11/07/23	445,000	458,827
1 year CMT + 3.500% 3.870% VRN 7/09/25	415,000	449,822
Macquarie Group Ltd.
SOFR + 1.069% 1.340% VRN 1/12/27 (b)	920,000	912,658
SOFR + .910% 1.629% VRN 9/23/27 (b)	460,000	458,156
Morgan Stanley SOFR + .879%
1.593% VRN 5/04/27	1,365,000	1,374,098
Santander UK Group Holdings PLC
SOFR + .787% 1.089% VRN 3/15/25	1,825,000	1,831,012
1 year CMT + 1.250% 1.532% VRN 8/21/26	295,000	295,617
SOFR + .989% 1.673% VRN 6/14/27	340,000	339,634
3 mo. USD LIBOR + 1.570% 4.796% VRN 11/15/24	525,000	574,056
Santander UK PLC
5.000% 11/07/23 (b)	1,390,000	1,515,350
Wells Fargo & Co.
3 mo. USD LIBOR + .750% 2.164% VRN 2/11/26	620,000	643,722
SOFR + 2.100% 2.393% VRN 6/02/28	1,060,000	1,099,904
SOFR + 1.432% 2.879% VRN 10/30/30	75,000	79,502
3 mo. USD LIBOR + 1.310% 3.584% VRN 5/22/28	1,345,000	1,482,534
		42,061,318
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	2,215,000	2,795,384
Bacardi Ltd.
5.300% 5/15/48 (b)	275,000	358,767
		3,154,151
Chemicals — 0.2%
International Flavors & Fragrances, Inc.
3.468% 12/01/50 (b)	695,000	723,007
5.000% 9/26/48	1,080,000	1,397,684
		2,120,691
Commercial Services — 0.3%
IHS Markit Ltd.
4.000% 3/01/26 (b)	399,000	442,291
4.750% 2/15/25 (b)	930,000	1,041,042
4.750% 8/01/28	750,000	883,875
5.000% 11/01/22 (b)	335,000	350,904
		2,718,112
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.875% 1/23/28 (c)	265,000	283,862
4.125% 7/03/23	220,000	233,429
Air Lease Corp.
3.250% 3/01/25	950,000	1,011,850

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Avolon Holdings Funding Ltd.
2.875% 2/15/25 (b)	$860,000	$885,743
3.950% 7/01/24 (b)	380,000	405,333
5.125% 10/01/23 (b)	105,000	113,502
5.250% 5/15/24 (b)	110,000	120,998
Discover Financial Services
3.950% 11/06/24	150,000	163,483
GE Capital Funding LLC
4.400% 5/15/30	875,000	1,020,673
GE Capital International Funding Co. Unlimited Co.
4.418% 11/15/35	3,238,000	3,886,457
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (b)	700,000	735,746
5.250% 8/15/22 (b)	785,000	821,384
5.500% 2/15/24 (b)	265,000	291,334
		9,973,794
Electric — 1.2%
Ameren Illinois Co.
3.700% 12/01/47	480,000	551,030
Consolidated Edison Co. of New York, Inc.
4.650% 12/01/48	1,000,000	1,236,512
Duke Energy Carolinas LLC
3.700% 12/01/47	738,000	832,468
Duke Energy Corp.
2.550% 6/15/31	560,000	565,537
Entergy Louisiana LLC
3.780% 4/01/25	1,250,000	1,358,243
FirstEnergy Transmission LLC
2.866% 9/15/28 (b)	1,401,000	1,451,492
5.450% 7/15/44 (b)	600,000	749,340
Metropolitan Edison Co.
4.000% 4/15/25 (b)	985,000	1,043,443
MidAmerican Energy Co.
4.400% 10/15/44	1,905,000	2,357,349
Mong Duong Finance Holdings BV
5.125% 5/07/29	250,000	250,625
		10,396,039
Engineering & Construction — 0.0%
PowerTeam Services LLC
9.033% 12/04/25 (b)	257,000	282,700
Food — 0.4%
Kraft Heinz Foods Co.
4.875% 10/01/49	815,000	988,777
5.000% 6/04/42	530,000	646,849
5.200% 7/15/45	750,000	930,064
The Kroger Co.
4.450% 2/01/47	885,000	1,054,253
Pilgrim's Pride Corp.
5.875% 9/30/27 (b)	75,000	79,875
		3,699,818

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Gas — 0.2%
KeySpan Gas East Corp.
5.819% 4/01/41 (b)	$1,337,000	$1,823,450
Health Care – Services — 1.0%
Aetna, Inc.
3.500% 11/15/24	500,000	540,945
Centene Corp.
2.450% 7/15/28 (d)	1,951,000	1,977,339
4.250% 12/15/27	435,000	458,381
CommonSpirit Health
2.782% 10/01/30	455,000	472,650
HCA, Inc.
4.125% 6/15/29	1,262,000	1,422,390
5.000% 3/15/24	975,000	1,077,376
5.125% 6/15/39	650,000	812,581
5.250% 4/15/25	644,000	737,027
5.250% 6/15/49	485,000	622,711
Molina Healthcare, Inc.
3.875% 11/15/30 (b)	417,000	434,201
5.375% STEP 11/15/22	460,000	481,275
		9,036,876
Household Products & Wares — 0.0%
Central Garden & Pet Co.
5.125% 2/01/28	22,000	23,243
Insurance — 1.2%
Athene Global Funding SOFR + .700%
0.739% FRN 5/24/24 (b)	1,825,000	1,839,728
Farmers Exchange Capital
3 mo. USD LIBOR + 3.454% 5.454% VRN 10/15/54 (b)	3,290,000	4,122,728
3 mo. USD LIBOR + 3.744% 6.151% VRN 11/01/53 (b)	350,000	452,853
Teachers Insurance & Annuity Association of America 3 mo. USD LIBOR + 2.661%
4.375% VRN 9/15/54 (b)	4,000,000	4,225,767
		10,641,076
Internet — 0.2%
Tencent Holdings Ltd.
3.680% 4/22/41 (b)	455,000	487,438
3.840% 4/22/51 (b)	455,000	490,248
3.975% 4/11/29 (b)	410,000	457,400
		1,435,086
Media — 0.9%
Cable One, Inc.
4.000% 11/15/30 (b)	900,000	903,375
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750% 2/15/28	500,000	551,854
4.908% 7/23/25	1,105,000	1,252,290
5.375% 4/01/38	5,000	6,152
5.375% 5/01/47	180,000	220,718
5.750% 4/01/48	1,088,000	1,385,649
CSC Holdings LLC
5.375% 2/01/28 (b)	125,000	132,198

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375% 8/15/26 (b)	$1,175,000	$762,222
ViacomCBS, Inc.
4.200% 5/19/32 (c)	655,000	756,826
Virgin Media Secured Finance PLC
4.500% 8/15/30 (b)	1,200,000	1,209,000
5.500% 5/15/29 (b)	541,000	581,413
The Walt Disney Co.
3.600% 1/13/51	385,000	436,757
		8,198,454
Mining — 0.0%
Corp. Nacional del Cobre de Chile
3.150% 1/14/30 (b)	400,000	420,092
Miscellaneous - Manufacturing — 0.1%
General Electric Co.
6.750% 3/15/32	890,000	1,236,182
Oil & Gas — 1.0%
Antero Resources Corp.
8.375% 7/15/26 (b)	125,000	142,187
Exxon Mobil Corp.
3.452% 4/15/51	1,020,000	1,111,048
4.327% 3/19/50	550,000	683,193
KazMunayGas National Co. JSC
3.500% 4/14/33 (b)	200,000	207,330
3.500% 4/14/33 (b)	200,000	207,330
5.750% 4/19/47 (b)	200,000	249,692
Occidental Petroleum Corp.
4.500% 7/15/44	400,000	385,000
Pertamina Persero PT
3.100% 8/27/30 (b)	875,000	897,136
Petroleos Mexicanos
5.950% 1/28/31	860,000	835,490
6.625% 6/15/35	2,100,000	2,029,650
7.690% 1/23/50	710,000	683,375
Petronas Capital Ltd.
3.500% 4/21/30 (b)	200,000	219,074
Saudi Arabian Oil Co.
1.625% 11/24/25 (b)	200,000	201,900
Transocean Guardian Ltd.
5.875% 1/15/24 (b)	246,500	239,721
Transocean Pontus Ltd.
6.125% 8/01/25 (b)	291,450	294,864
Transocean Poseidon Ltd.
6.875% 2/01/27 (b)	233,000	233,000
		8,619,990
Oil & Gas Services — 0.0%
Transocean Proteus Ltd.
6.250% 12/01/24 (b)	94,050	94,990
USA Compression Partners LP/USA Compression Finance Corp.
6.875% 4/01/26	70,000	73,325
6.875% 9/01/27	217,000	231,817
		400,132

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 0.1%
Berry Global, Inc.
1.570% 1/15/26 (b)	$820,000	$820,246
Mauser Packaging Solutions Holding Co.
5.500% 4/15/24 (b)	70,000	70,700
OI European Group BV
4.000% 3/15/23 (b)	75,000	77,469
Sealed Air Corp.
4.000% 12/01/27 (b)	70,000	74,247
		1,042,662
Pharmaceuticals — 1.7%
AbbVie, Inc.
4.250% 11/21/49	145,000	174,284
4.450% 5/14/46	1,395,000	1,691,582
4.550% 3/15/35	576,000	698,521
Bayer US Finance II LLC
4.250% 12/15/25 (b)	955,000	1,064,271
4.375% 12/15/28 (b)	2,735,000	3,136,029
4.625% 6/25/38 (b)	1,310,000	1,555,171
4.875% 6/25/48 (b)	220,000	276,424
Cigna Corp.
3.400% 3/15/51	210,000	219,779
4.125% 11/15/25	2,000,000	2,242,119
CVS Health Corp.
3.250% 8/15/29	5,000	5,430
5.050% 3/25/48	2,820,000	3,663,955
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.125% 4/30/28 (b)	275,000	280,445
		15,008,010
Pipelines — 0.9%
Energy Transfer LP
4.950% 6/15/28	1,291,000	1,492,762
5.350% 5/15/45	370,000	428,268
5.400% 10/01/47	1,275,000	1,511,408
5.500% 6/01/27	264,000	309,777
5.950% 10/01/43	750,000	935,965
Galaxy Pipeline Assets Bidco Ltd.
2.160% 3/31/34 (b)	400,000	392,520
Kinder Morgan, Inc.
5.550% 6/01/45	565,000	731,921
Plains All American Pipeline LP / PAA Finance Corp.
4.500% 12/15/26	228,000	256,049
Rockies Express Pipeline LLC
4.950% 7/15/29 (b)	1,000,000	1,032,725
6.875% 4/15/40 (b)	745,000	787,838
Southern Gas Corridor CJSC
6.875% 3/24/26 (b)	400,000	478,080
		8,357,313
Real Estate Investment Trusts (REITS) — 1.0%
Boston Properties LP
3.850% 2/01/23	1,000,000	1,044,123
CyrusOne LP/CyrusOne Finance Corp.
2.150% 11/01/30	920,000	872,818

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/30	$60,000	$64,399
5.250% 6/01/25	680,000	765,442
5.300% 1/15/29	620,000	722,300
5.375% 4/15/26	1,755,000	2,020,022
SL Green Operating Partnership LP
3.250% 10/15/22	1,000,000	1,029,200
Ventas Realty LP
3.750% 5/01/24	1,050,000	1,126,581
3.850% 4/01/27	1,000,000	1,118,432
		8,763,317
Retail — 0.1%
Magic Mergeco, Inc.
5.250% 5/01/28 (b)	895,000	918,207
Savings & Loans — 0.3%
Nationwide Building Society
3 mo. USD LIBOR + 1.181% 3.622% VRN 4/26/23 (b)	620,000	635,737
3 mo. USD LIBOR + 1.064% 3.766% VRN 3/08/24 (b)	1,215,000	1,275,731
3 mo. USD LIBOR + 1.392% 4.363% VRN 8/01/24 (b)	300,000	321,759
		2,233,227
Semiconductors — 0.1%
Intel Corp.
4.100% 5/19/46	565,000	680,770
4.750% 3/25/50	490,000	651,418
		1,332,188
Software — 0.3%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.750% 3/01/25 (b)	325,000	330,281
Oracle Corp.
2.875% 3/25/31	850,000	885,504
3.950% 3/25/51	1,355,000	1,483,184
		2,698,969
Telecommunications — 2.7%
AT&T, Inc.
2.550% 12/01/33 (b)	1,385,000	1,374,001
3.800% 12/01/57 (b)	4,820,000	5,026,239
4.500% 5/15/35	110,000	129,301
4.750% 5/15/46	100,000	121,534
4.850% 3/01/39	366,000	444,925
5.250% 3/01/37	850,000	1,071,585
Intelsat Jackson Holdings SA
8.500% 10/15/24 (b) (e)	378,000	223,020
9.750% 7/15/25 (b) (e)	1,379,000	803,267
Sprint Corp.
7.875% 9/15/23	74,000	84,070
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.360% STEP 3/20/23 (b)	121,250	121,856
4.738% 3/20/25 (b)	3,229,688	3,465,003
5.152% 9/20/29 (b)	700,000	804,790
T-Mobile USA, Inc.
2.250% 2/15/26	840,000	846,300

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.250% 2/15/26 (b)	$377,000	$379,828
2.550% 2/15/31	955,000	964,903
3.750% 4/15/27	1,155,000	1,276,275
3.875% 4/15/30	420,000	468,947
4.375% 4/15/40	840,000	981,632
4.500% 2/01/26	400,000	407,648
4.750% 2/01/28	175,000	187,469
Verizon Communications, Inc.
2.100% 3/22/28	455,000	464,746
2.550% 3/21/31	1,375,000	1,407,017
Vodafone Group PLC
4.875% 6/19/49	1,260,000	1,590,277
5.250% 5/30/48	1,000,000	1,318,590
		23,963,223
Transportation — 0.0%
Empresa de Transporte de Pasajeros Metro SA
3.650% 5/07/30 (b)	200,000	215,789

TOTAL CORPORATE DEBT (Cost $185,506,676)		197,404,707

MUNICIPAL OBLIGATIONS — 0.6%
City of New York NY, General Obligation
3.000% 8/01/34	945,000	1,020,162
County of Miami-Dade FL Aviation Revenue, Revenue Bond
2.707% 10/01/33	375,000	389,840
New York City Transitional Finance Authority, Revenue Bond
5.508% 8/01/37	985,000	1,317,819
New York State Dormitory Authority, Revenue Bond
5.051% 9/15/27	600,000	714,431
Regents of the University of California Medical Center Pooled, Revenue Bond
3.256% 5/15/60	1,990,000	2,114,030
		5,556,282

TOTAL MUNICIPAL OBLIGATIONS (Cost $5,321,090)		5,556,282

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.5%
Commercial Mortgage-Backed Securities — 1.6%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A,
4.227% VRN 8/10/38 (b) (f)	1,280,000	1,469,802
BX Trust, Series 2019-OC11, Class A
3.202% 12/09/41 (b)	420,000	452,693
CALI Mortgage Trust, Series 2019-101C, Class A
3.957% 3/10/39 (b)	945,000	1,078,928
COMM Mortgage Trust, Series 2015-CR27, Class A3
3.349% 10/10/48	2,631,948	2,838,704
CPT Mortgage Trust, Series 2019-CPT, Class A
2.865% 11/13/39 (b)	805,000	859,565
DC Office Trust, Series 2019-MTC, Class A
2.965% 9/15/45 (b)	860,000	920,628
Hudson Yards Mortgage Trust
Series 2019-55HY, Class A, 3.041% VRN 12/10/41 (b) (f)	860,000	928,209
Series 2019-30HY, Class A, 3.228% 7/10/39 (b)	880,000	960,573

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A
3.397% 6/05/39 (b)	$900,000	$994,356
MKT Mortgage Trust, Series 2020-525M, Class A
2.694% 2/12/40 (b)	1,030,000	1,081,275
Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC, Class A
2.966% 12/15/38 (b)	840,000	878,634
One Bryant Park Trust, Series 2019-OBP, Class A
2.516% 9/15/54 (b)	1,085,000	1,125,884
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A,
3.961% VRN 1/15/32 (b) (f)	640,000	682,243
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B,
4.144% VRN 1/05/43 (b) (f)	50,000	53,452
		14,324,946
Home Equity Asset-Backed Securities — 0.6%
Argent Securities, Inc., Series 2005-W2, Class M1, 1 mo. USD LIBOR + .735%
0.827% FRN 10/25/35	3,996,917	3,994,832
Option One Mortgage Loan Trust, Series 2006-1, Class 1A1, 1 mo. USD LIBOR + .440%
0.532% FRN 1/25/36	1,124,316	1,082,163
		5,076,995
Other Asset-Backed Securities — 4.0%
Aimco CLO Ltd., Series 2020-11A, Class A1, 3 mo. USD LIBOR + 1.380%
1.564% FRN 10/15/31 (b)	2,075,000	2,078,777
Ajax Mortgage Loan Trust, Series 2019-,Class A1,
2.860% STEP 7/25/59 (b)	2,924,786	2,880,670
Barings CLO Ltd., Series 2013-IA, Class AR, 3 mo. USD LIBOR + .800%
0.988% FRN 1/20/28 (b)	3,256,348	3,256,599
BSPRT Issuer Ltd.
Series 2018-FL4, Class A, 1 mo. USD LIBOR + 1.050% 1.123% FRN 9/15/35 (b)	1,030,777	1,030,779
Series 2018-FL3, Class A, 1 mo. USD LIBOR + 1.350% 1.423% FRN 3/15/28 (b)	2,367,000	2,366,260
Countrywide Asset-Backed Certificates, Series 2004-5, Class M1, 1 mo. USD LIBOR + .855%
0.947% FRN 8/25/34	284,582	282,059
Dryden 33 Senior Loan Fund, Series 2014-33A, Class AR3, 3 mo. USD LIBOR + 1.000%
1.184% FRN 4/15/29 (b)	1,476,000	1,476,040
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .720%
0.812% FRN 10/25/35	433,181	431,230
Flatiron CLO 21 Ltd., Series 2021-1A, Class B, 3 mo. USD LIBOR + 1.600%
1.751% FRN 7/19/34 (b)	2,400,000	2,400,238
GoldenTree Loan Opportunities Ltd., Series 2014-9A, Class AR2, 3 mo. USD LIBOR + 1.110%
1.287% FRN 10/29/29 (b)	2,100,000	2,100,806
GSAMP Trust, Series 2006-HE1, Class M1, 1 mo. USD LIBOR + .585%
0.677% FRN 1/25/36	2,896,448	2,860,145
LCM Ltd., Series 19A, Class AR, 3 mo. USD LIBOR + 1.240%
1.424% FRN 7/15/27 (b)	909,889	910,016
Lehman XS Trust, Series 2005-4, Class 1A3, 1 mo. USD LIBOR + .800%
0.892% FRN 10/25/35	140,806	139,988

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Magnetite Ltd., Series 2012-7A, Class A1R2, 3 mo. USD LIBOR + .800%
0.984% FRN 1/15/28 (b)	$1,478,372	$1,478,464
Morgan Stanley Capital, Inc. Trust
Series 2006-HE1, Class A4, 1 mo. USD LIBOR + .580% 0.672% FRN 1/25/36	2,960,842	2,880,890
Series 2006-NC2, Class A2D, 1 mo. USD LIBOR + .580% 0.672% FRN 2/25/36	2,825,862	2,814,592
Rockford Tower Ltd., Series 2019-1A, Class AR, 3 mo. USD LIBOR + 1.120%
1.308% FRN 4/20/34 (b)	2,435,000	2,435,874
Tricon American Homes Trust, Series 2017-SFR1, Class A
2.716% 9/17/34 (b)	2,644,482	2,652,374
TRTX Issuer Ltd., Series 2019-FL3, Class A, 1 mo. USD LIBOR + 1.150%
1.275% FRN 10/15/34 (b)	1,609,000	1,609,003
		36,084,804
Student Loans Asset-Backed Securities — 2.2%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%
0.792% FRN 7/25/56 (b)	1,847,732	1,859,838
Education Loan Asset-Backed Trust, Series 2013-1, Class A2, 1 mo. USD LIBOR + .800%
0.892% FRN 4/26/32 (b)	3,680,106	3,705,675
SLM Student Loan Trust
Series 2014-1, Class A3, 1 mo. USD LIBOR + .600% 0.692% FRN 2/26/29	1,482,845	1,467,100
Series 2012-7, Class A3, 1 mo. USD LIBOR + .650% 0.742% FRN 5/26/26	2,747,143	2,775,395
Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850% 2.026% FRN 7/25/73	3,735,000	3,738,032
Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250% 2.426% FRN 10/25/83	3,630,000	3,656,094
Wachovia Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .170%
0.346% FRN 4/25/40 (b)	2,483,966	2,432,675
		19,634,809
Whole Loan Collateral Collateralized Mortgage Obligations — 3.1%
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1, 1 mo. USD LIBOR + .400%
0.492% FRN 3/25/46	1,967,247	1,885,172
Bear Stearns ALT-A Trust, Series 2005-4, Class 25A1,
2.492% VRN 5/25/35 (f)	1,220,945	1,169,833
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2,
2.570% VRN 3/25/36 (f)	4,442	4,228
Credit Suisse Mortgage Trust, Series 2018-RPL9, Class A,
3.850% VRN 9/25/57 (b) (f)	2,340,941	2,469,257
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1,
2.341% VRN 11/25/35 (f)	1,951,812	1,764,997
HarborView Mortgage Loan Trust
Series 2006-10, Class 1A1A, 1 mo. USD LIBOR + .200% 0.293% FRN 11/19/36	3,186,092	2,706,545
Series 2007-6, Class 1A1A, 1 mo. USD LIBOR + .200% 0.293% FRN 8/19/37	3,217,309	2,794,323
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 1 mo. USD LIBOR + .520%
0.612% FRN 1/25/36	4,060,958	3,963,617
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2,
3.223% VRN 8/25/35 (f)	199,238	198,748

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1,
2.255% VRN 4/25/34 (f)	$501,078	$494,624
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A, 12 mo. MTA + .750%
0.878% FRN 6/26/47 (b)	582,142	575,623
RALI Trust, Series 2006-QA7, Class 2A1, 1 mo. USD LIBOR + .370%
0.462% FRN 8/25/36	675,030	640,554
Residential Asset Securitization Trust, Series 2006-A14C, Class 1A1
6.250% 12/25/36	2,286,542	2,256,369
Structured Asset Mortgage Investments Trust, Series 2006-AR1, Class 3A1, 1 mo. USD LIBOR + .460%
0.552% FRN 2/25/36	2,768,118	2,568,950
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-AR2, Class 2A1A, 1 mo. USD LIBOR + .620% 0.712% FRN 1/25/45	880,918	875,064
Series 2005-7, Class 4CB, 7.000% 8/25/35	2,826,317	2,116,640
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR3, Class A4,
2.682% VRN 4/25/37 (f)	1,315,745	1,245,491
		27,730,035

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $101,190,583)		102,851,589

SOVEREIGN DEBT OBLIGATIONS — 0.9%
Abu Dhabi Government International Bond
2.500% 9/30/29 (b)	647,000	675,559
Brazilian Government International Bond
3.875% 6/12/30	730,000	736,884
Chile Government International Bond
2.550% 1/27/32	200,000	204,500
Colombia Government International Bond
3.000% 1/30/30	600,000	588,378
4.500% 1/28/26	200,000	218,302
Dominican Republic International Bond
4.500% 1/30/30 (b)	440,000	449,904
Egypt Government International Bond
7.600% 3/01/29 (b)	200,000	219,540
Indonesia Government International Bond
2.850% 2/14/30 (c)	300,000	311,039
Mexico Government International Bond
2.659% 5/24/31 (c)	1,133,000	1,107,949
4.750% 4/27/32	200,000	229,000
Panama Government International Bond
2.252% 9/29/32	200,000	191,902
3.160% 1/23/30	400,000	419,480
Peruvian Government International Bond
4.125% 8/25/27	254,000	284,483
Philippine Government International Bond
2.457% 5/05/30	200,000	207,802
Qatar Government International Bond
4.500% 4/23/28 (b)	600,000	708,000
Republic of South Africa Government International Bond
4.850% 9/30/29	400,000	424,160
4.875% 4/14/26	200,000	217,064
Republic of Turkey International Bond
3.250% 3/23/23	200,000	199,552
Romanian Government International Bond
3.000% 2/14/31 (b)	270,000	279,563

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Saudi Government International Bond
3.250% 10/22/30 (b)	$200,000	$215,250
3.625% 3/04/28 (b)	200,000	220,980
4.500% 10/26/46 (b)	200,000	234,250
		8,343,541

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $8,294,919)		8,343,541

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 33.2%
Collateralized Mortgage Obligations — 1.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K155, Class A3 3.750% 4/25/33	2,115,000	2,543,132
Federal National Mortgage Association REMICS
Series 2018-43, Class CT, 3.000% 6/25/48	1,037,659	1,094,984
Series 2018-55, Class PA, 3.500% 1/25/47	1,286,321	1,329,406
Series 2018-54, Class KA, 3.500% 1/25/47	1,239,648	1,279,445
Series 2018-38, Class PA, 3.500% 6/25/47	1,550,366	1,613,280
Government National Mortgage Association
Series 2018-124, Class NW, 3.500% 9/20/48	888,330	950,137
Series 2019-15, Class GT, 3.500% 2/20/49	1,102,094	1,179,334
		9,989,718
Pass-Through Securities — 32.1%
Federal Home Loan Mortgage Corp.
Pool #G18596 3.000% 4/01/31	394,272	416,094
Pool #G18691 3.000% 6/01/33	151,280	159,423
Pool #G08710 3.000% 6/01/46	88,969	93,642
Pool #G08715 3.000% 8/01/46	1,873,628	1,972,026
Pool #G08721 3.000% 9/01/46	254,294	267,649
Pool #G08726 3.000% 10/01/46	3,404,505	3,583,300
Pool #G08732 3.000% 11/01/46	2,401,907	2,528,049
Pool #G08741 3.000% 1/01/47	1,579,500	1,661,958
Pool #G18713 3.500% 11/01/33	1,178,457	1,262,016
Pool #G16756 3.500% 1/01/34	464,819	499,085
Pool #G60038 3.500% 1/01/44	769,046	827,437
Pool #G07848 3.500% 4/01/44	5,727,994	6,261,577
Pool #G07924 3.500% 1/01/45	1,701,451	1,838,148
Pool #G60138 3.500% 8/01/45	3,363,136	3,671,169
Pool #G08711 3.500% 6/01/46	1,576,557	1,679,510
Pool #G08716 3.500% 8/01/46	2,307,581	2,458,181
Pool #G67703 3.500% 4/01/47	2,402,046	2,589,775
Pool #G67706 3.500% 12/01/47	1,957,138	2,108,108
Pool #G08792 3.500% 12/01/47	1,925,617	2,030,377
Pool #G67707 3.500% 1/01/48	2,190,779	2,379,625
Pool #G67708 3.500% 3/01/48	4,343,428	4,654,718
Pool #G67709 3.500% 3/01/48	5,523,619	5,938,480
Pool #G67711 4.000% 3/01/48	666,996	729,500
Pool #G67713 4.000% 6/01/48	1,803,789	1,957,037
Pool #G67714 4.000% 7/01/48	2,457,611	2,685,799
Pool #G67717 4.000% 11/01/48	2,159,685	2,360,210
Pool #G08843 4.500% 10/01/48	1,051,775	1,132,485
Pool #G08826 5.000% 6/01/48	376,591	413,287
Pool #G08844 5.000% 10/01/48	125,496	137,058
Federal National Mortgage Association

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA4093 2.000% 8/01/40	$1,115,630	$1,137,605
Pool #MA4152 2.000% 10/01/40	4,007,583	4,089,029
Pool #MA4176 2.000% 11/01/40	2,935,712	2,996,293
Pool #MA4333 2.000% 5/01/41	793,689	811,059
Pool #BL6060 2.455% 4/01/40	1,265,000	1,319,799
Pool #MA3029 3.000% 6/01/32	406,132	428,362
Pool #MA1607 3.000% 10/01/33	2,595,057	2,744,955
Pool #BN7755 3.000% 9/01/49	2,554,726	2,707,284
Pool #BO2259 3.000% 10/01/49 (d)	4,368,985	4,612,134
Pool #MA3811 3.000% 10/01/49	908,846	935,782
Pool #AB4262 3.500% 1/01/32	1,774,686	1,890,926
Pool #MA1148 3.500% 8/01/42	3,941,519	4,251,417
Pool #CA0996 3.500% 1/01/48	119,762	128,139
Pool #MA3276 3.500% 2/01/48	301,272	317,545
Pool #MA3305 3.500% 3/01/48	1,009,382	1,063,272
Pool #MA3332 3.500% 4/01/48	41,148	43,345
Pool #CA3633 3.500% 6/01/49	1,061,002	1,139,781
Pool #MA2995 4.000% 5/01/47	894,295	960,365
Pool #AS9830 4.000% 6/01/47	545,374	585,666
Pool #MA3027 4.000% 6/01/47	791,605	850,089
Pool #AS9972 4.000% 7/01/47	533,261	572,659
Pool #AL9106 4.500% 2/01/46	409,753	450,229
Pool #CA1710 4.500% 5/01/48	1,645,305	1,770,711
Pool #CA1711 4.500% 5/01/48	30,716	33,204
Pool #CA2208 4.500% 8/01/48	1,364,935	1,469,909
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	2,392,144	2,521,196
Pool #MA4836 3.000% 11/20/47	1,793,421	1,889,332
Pool #MA6209 3.000% 10/20/49	964,863	990,381
Pool #MA4127 3.500% 12/20/46	1,657,547	1,759,966
Pool #MA4382 3.500% 4/20/47	295,070	313,210
Pool #MA4719 3.500% 9/20/47	2,727,229	2,888,712
Pool #MA4837 3.500% 11/20/47	370,080	391,646
Pool #MA4962 3.500% 1/20/48	947,050	1,002,460
Pool #MA5019 3.500% 2/20/48	1,281,271	1,355,536
Pool #MA4838 4.000% 11/20/47	798,886	853,561
Pool #MA4901 4.000% 12/20/47	657,838	702,603
Pool #MA5078 4.000% 3/20/48	571,129	608,878
Pool #MA5466 4.000% 9/20/48	383,967	407,725
Pool #MA5528 4.000% 10/20/48	1,556,700	1,653,023
Pool #MA4264 4.500% 2/20/47	369,365	403,066
Pool #MA4512 4.500% 6/20/47	2,411,814	2,628,102
Pool #MA3666 5.000% 5/20/46	43,981	49,481
Pool #MA3806 5.000% 7/20/46	296,819	333,753
Pool #MA4072 5.000% 11/20/46	56,304	63,878
Pool #MA4454 5.000% 5/20/47	1,240,361	1,368,348
Government National Mortgage Association II TBA
2.000% 10/01/50 (d)	8,625,000	8,775,600
2.500% 5/01/50 (d)	12,675,000	13,100,306
Uniform Mortgage Backed Securities TBA
1.500% 3/01/36 (d)	11,300,000	11,419,180
2.000% 3/01/36 (d)	15,525,000	15,997,421
2.000% 1/01/51 (d)	51,475,000	51,935,459

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.500% 7/01/50 (d)	$65,650,000	$67,809,268
		286,827,373

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $291,944,140)		296,817,091

U.S. TREASURY OBLIGATIONS — 37.6%
U.S. Treasury Bonds & Notes — 37.6%
U.S. Treasury Bond
1.875% 2/15/41	10,924,000	10,705,443
1.875% 2/15/51	9,266,000	8,848,229
2.375% 5/15/51	38,620,000	41,266,853
U.S. Treasury Note
0.125% 4/30/23	39,975,000	39,903,301
0.125% 5/31/23	101,165,000	100,947,748
0.125% 6/30/23	21,270,000	21,217,646
0.750% 4/30/26	29,255,000	29,118,537
0.750% 5/31/26	47,120,000	46,873,666
0.875% 6/30/26	26,330,000	26,330,058
1.625% 5/15/31	10,900,000	11,080,372
		336,291,853

TOTAL U.S. TREASURY OBLIGATIONS (Cost $334,316,240)		336,291,853

TOTAL BONDS & NOTES (Cost $943,085,434)		963,826,560

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $109,445)		126,363

	Number of Shares
MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	731,330	731,330

TOTAL MUTUAL FUNDS (Cost $731,330)		731,330

TOTAL LONG-TERM INVESTMENTS (Cost $943,926,209)		964,684,253

	Principal Amount
SHORT-TERM INVESTMENTS — 11.8%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (h)	$12,550,786	12,550,786
U.S. Treasury Bill — 10.4%
U.S. Treasury Bill
0.012% 8/19/21 (i)	3,250,000	3,249,800
0.013% 8/19/21 (i)	2,945,000	2,944,818
0.013% 7/29/21 (i)	5,505,000	5,504,801
0.013% 8/12/21 (i)	6,695,000	6,694,590
0.013% 8/26/21 (i)	5,630,000	5,629,628

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
0.015% 8/26/21 (i)	$4,100,000	$4,099,729
0.016% 7/22/21 (i)	4,085,000	4,084,892
0.018% 11/04/21 (i)	5,940,000	5,938,908
0.041% 7/20/21 (i)	12,300,000	12,299,700
0.041% 8/19/21 (i)	31,320,000	31,318,071
United States Cash Management Bill
0.000% 10/05/21	10,940,000	10,938,687
		92,703,625

TOTAL SHORT-TERM INVESTMENTS (Cost $105,257,235)		105,254,410

TOTAL INVESTMENTS — 119.5% (Cost $1,049,183,444) (j)		1,069,938,663

Other Assets/(Liabilities) — (19.5)%		(174,729,295)

NET ASSETS — 100.0%		$895,209,368

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at June 30, 2021 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $116,052,174 or 12.96% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $2,566,651 or 0.29% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,891,258 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(e)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2021, these securities amounted to a value of $1,026,287 or 0.11% of net assets.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2021.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $12,550,786. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $12,801,821.
(i)	The rate shown represents yield-to-maturity.
(j)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
30-Year Interest Rate Swap, 1/23/54	Goldman Sachs & Co.	1/19/24	2.75%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	3,710,000	$126,363	$109,445	$16,918

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	9/21/21	31	$5,715,672	$257,641
Short
U.S. Treasury Note 2 Year	9/30/21	42	$(9,270,105)	$16,652

Currency Legend

USD	U.S. Dollar

MassMutual Strategic Bond Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 96.4%

BANK LOANS — 6.8%
Advertising — 0.1%
Terrier Media Buyer, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
3.609% VRN 12/17/26	$443,124	$440,661
Aerospace & Defense — 0.0%
TransDigm, Inc., 2020 Term Loan F, 1 mo. USD LIBOR + 2.250%
2.354% VRN 12/09/25	39,798	39,179
Airlines — 0.1%
United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 4/21/28	540,000	546,599
Auto Parts & Equipment — 0.1%
Clarios Global LP, 2021 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
3.354% VRN 4/30/26	408,894	404,805
Beverages — 0.1%
Triton Water Holdings, Inc., Term Loan, 3 mo. USD LIBOR + 3.500%
4.000% VRN 3/31/28	560,000	559,222
Building Materials — 0.1%
API Group DE, Inc., Term Loan B, 1 mo. USD LIBOR + 2.500%
2.604% VRN 10/01/26	581,803	580,832
Quikrete Holdings, Inc., 2021 Term Loan B1,
0.000% 5/12/28 (a)	290,000	287,552
		868,384
Chemicals — 0.1%
INEOS Styrolution US Holding LLC, 2021 USD Term Loan B, 1 mo. USD LIBOR + 2.750%
3.250% VRN 1/29/26	330,000	328,865
Commercial Services — 0.5%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 1 mo. USD LIBOR + 3.750%
4.250% VRN 5/12/28	870,296	872,472
BrightView Landscapes LLC, 2018 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.500%
2.625% VRN 8/15/25	232,800	231,345
Garda World Security Corp., 2021 Term Loan B, 1 mo. USD LIBOR + 4.250%
4.350% VRN 10/30/26	171,766	172,441
Parexel International Corp., Term Loan B, 1 mo. USD LIBOR + 2.750%
2.845% VRN 9/27/24	390,000	387,625
Prime Security Services Borrower LLC, 2021 Term Loan, 1 mo. USD LIBOR + 2.750%, 3 mo. USD LIBOR + 2.750%, 6 mo. USD LIBOR + 2.750%
3.500% VRN 9/23/26	650,372	649,663

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Trans Union LLC, 2019 Term Loan B5, 1 mo. USD LIBOR + 1.750%
1.854% VRN 11/16/26	$423,751	$420,633
Verscend Holding Corp., 2021 Term Loan B, 1 mo. USD LIBOR + 4.000%
4.104% VRN 8/27/25	508,827	509,646
		3,243,825
Computers — 0.4%
Dell International LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 1.750%
2.000% VRN 9/19/25	375,675	375,506
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan,
0.000% 5/03/28 (a)	980,000	979,020
Peraton Corp., Term Loan B, 1 mo. USD LIBOR + 3.750%
4.500% VRN 2/01/28	798,000	799,660
Western Digital Corp., 2018 Term Loan B4, 1 mo. USD LIBOR + 1.750%
1.843% VRN 4/29/23	127,532	127,349
		2,281,535
Diversified Financial Services — 0.6%
Avolon TLB Borrower 1 (US) LLC, 2020 Term Loan B5, 1 mo. USD LIBOR + 2.500%
3.250% VRN 12/01/27	189,050	188,893
Citadel Securities LP, 2021 Term Loan B, 1 mo. USD LIBOR + 2.500%
2.604% VRN 2/02/28	455,119	450,094
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 1 mo. USD LIBOR + 3.750%
4.750% VRN 4/09/27	633,600	635,976
Delos Finance S.A.R.L., 2018 Term Loan B, 3 mo. USD LIBOR + 1.750%
1.897% VRN 10/06/23	900,000	898,875
Fleetcor Technologies Operating Company, LLC, 2021 Term Loan B4, 1 mo. USD LIBOR + 1.750%
1.854% VRN 4/28/28	300,000	299,376
Focus Financial Partners LLC, 2020 Term Loan, 1 mo. USD LIBOR + 2.000%
2.104% VRN 7/03/24	392,739	388,584
Hudson River Trading LLC, 2021 Term Loan, 1 mo. USD LIBOR + 3.000%
3.104% VRN 3/20/28	309,225	308,001
Jane Street Group LLC, 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
2.854% VRN 1/26/28	352,755	350,865
VFH Parent LLC, 2019 Term Loan B, 1 mo. USD LIBOR + 3.000%
3.093% VRN 3/01/26	176,239	175,469
Zebra Buyer LLC, Term Loan B,
0.000% 4/21/28 (a)	370,000	370,858
		4,066,991
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 2.250%
2.750% VRN 12/22/27	139,650	139,196
Engineering & Construction — 0.0%
AECOM Technology Corporation, 2021 Term Loan B, 1 mo. USD LIBOR + 1.750%
1.854% VRN 4/13/28	90,000	89,888
Atlantic Aviation FBO, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 3.750%
3.860% VRN 12/06/25	97,500	97,378
		187,266

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Entertainment — 0.2%
Delta 2 (LUX) S.A.R.L., 2018 USD Term Loan, 1 mo. USD LIBOR + 2.500%
3.500% VRN 2/01/24	$20,000	$19,878
PCI Gaming Authority, Term Loan, 1 mo. USD LIBOR + 2.500%
2.604% VRN 5/29/26	273,662	272,332
Scientific Games International, Inc., 2018 Term Loan B5, 1 mo. USD LIBOR + 2.750%
2.854% VRN 8/14/24	971,648	964,360
UFC Holdings LLC, 2021 Term Loan B, 6 mo. USD LIBOR + 3.000%
3.750% VRN 4/29/26	156,317	156,048
		1,412,618
Environmental Controls — 0.0%
GFL Environmental, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 3.000%
3.500% VRN 5/30/25	42,300	42,306
Food — 0.1%
Froneri International Ltd., 2020 USD Term Loan, 1 mo. USD LIBOR + 2.250%
2.354% VRN 1/29/27	306,900	302,066
US Foods, Inc.
2016 Term Loan B, 1 mo. USD LIBOR + 1.750%
1.854% VRN 6/27/23	187,438	185,485
2019 Term Loan B, 1 mo. USD LIBOR + 2.000%
2.104% VRN 9/13/26	434,192	427,332
		914,883
Food Services — 0.1%
Aramark Services, Inc., 2019 Term Loan B4, 1 mo. USD LIBOR + 1.750%
1.854% VRN 1/15/27	553,000	545,855
Forest Products & Paper — 0.1%
Asplundh Tree Expert LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 1.750%
1.854% VRN 9/07/27	283,198	282,097
Health Care – Products — 0.1%
Sotera Health Holdings LLC, 2021 Term Loan, 3 mo. USD LIBOR + 2.750%
3.250% VRN 12/11/26	840,000	836,153
Health Care – Services — 0.5%
EyeCare Partners LLC, 2020 Term Loan, 1 mo. USD LIBOR + 3.750%
3.854% VRN 2/18/27	237,944	235,655
Global Medical Response, Inc., 2020 Term Loan B, 3 mo. USD LIBOR + 4.750%
5.750% VRN 10/02/25	387,857	389,311
ICON Luxembourg S.A.R.L.
LUX Term Loan,
0.000% 6/16/28 (a)	528,359	529,104
US Term Loan,
0.000% 6/16/28 (a)	131,641	131,826
Phoenix Guarantor, Inc., 2020 Term Loan B, 1 mo. USD LIBOR + 3.250%
3.341% VRN 3/05/26	794,940	788,151
PPD, Inc., Initial Term Loan, 1 mo. USD LIBOR + 2.250%
2.750% VRN 1/13/28	788,025	786,670

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 3.750%
3.854% VRN 11/16/25	$745,677	$743,530
		3,604,247
Holding Company – Diversified — 0.0%
First Eagle Holdings, Inc., 2020 Term Loan B, 3 mo. USD LIBOR + 2.500%
2.647% VRN 2/01/27	170,646	168,194
Household Products & Wares — 0.1%
Reynolds Consumer Products LLC, Term Loan, 1 mo. USD LIBOR + 1.750%
1.854% VRN 2/04/27	822,916	815,921
Insurance — 0.2%
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
3.000% VRN 2/19/28	308,450	306,393
Asurion LLC
2018 Term Loan B6, 1 mo. USD LIBOR + 3.000%
3.104% VRN 11/03/23	113,476	112,838
2018 Term Loan B7, 1 mo. USD LIBOR + 3.000%
3.104% VRN 11/03/24	341,648	337,910
2021 Term Loan B9, 1 mo. USD LIBOR + 3.250%
3.345% VRN 7/31/27	259,350	256,323
2020 Term Loan B8, 1 mo. USD LIBOR + 3.250%
3.354% VRN 12/23/26	416,688	411,742
		1,425,206
Internet — 0.0%
Go Daddy Operating Co. LLC, 2017 Repriced Term Loan, 1 mo. USD LIBOR + 1.750%
1.854% VRN 2/15/24	168,830	167,417
Leisure Time — 0.1%
Alterra Mountain Co., Term Loan B1, 1 mo. USD LIBOR + 2.750%
2.854% VRN 7/31/24	370,404	365,444
Lodging — 0.5%
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.750%
2.854% VRN 12/23/24	1,066,327	1,056,613
CityCenter Holdings LLC, 2017 Term Loan B, 1 mo. USD LIBOR + 2.250%
3.000% VRN 4/18/24	470,056	465,943
Four Seasons Hotels Ltd., New 1st Lien Term Loan, 1 mo. USD LIBOR + 2.000%
2.104% VRN 11/30/23	405,683	404,161
Golden Nugget, Inc., 2017 Incremental Term Loan B, 2 mo. USD LIBOR + 2.500%
3.250% VRN 10/04/23	349,898	347,070
Hilton Worldwide Finance LLC, 2019 Term Loan B2, 1 mo. USD LIBOR + 1.750%
1.842% VRN 6/22/26	716,204	709,809
Station Casinos LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 2.250%
2.500% VRN 2/08/27	468,695	462,935
		3,446,531

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery – Construction & Mining — 0.0%
Brookfield WEC Holdings, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
3.250% VRN 8/01/25	$175,889	$174,081
Media — 0.6%
Charter Communications Operating LLC
2019 Term Loan B1, 1 mo. USD LIBOR + 1.750%
1.860% VRN 4/30/25	702,173	700,684
2019 Term Loan B2, 1 mo. USD LIBOR + 1.750%
1.860% VRN 2/01/27	137,895	136,861
CSC Holdings LLC
2018 Incremental Term Loan,
0.000% 1/15/26 (a)	110,000	108,310
2019 Term Loan B5, 1 mo. USD LIBOR + 2.500%
2.573% VRN 4/15/27	138,250	136,793
Entercom Media Corp., 2019 Term Loan, 1 mo. USD LIBOR + 2.500%
2.595% VRN 11/18/24	107,844	106,684
iHeartCommunications, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 3.000%
3.104% VRN 5/01/26	617,281	611,497
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 1 mo. USD LIBOR + 2.500%
2.592% VRN 9/18/26	962,275	959,600
Univision Communications, Inc., 2020 Replacement Term Loan, 1 mo. USD LIBOR + 3.750%
4.750% VRN 3/15/26	433,450	433,922
Virgin Media Bristol LLC, USD Term Loan N, 1 mo. USD LIBOR + 2.500%
2.573% VRN 1/31/28	953,954	944,949
Ziggo Financing Partnership, USD Term Loan I, 1 mo. USD LIBOR + 2.500%
2.573% VRN 4/30/28	138,250	136,714
		4,276,014
Packaging & Containers — 0.1%
Berry Global, Inc., 2021 Term Loan Z, 1 mo. USD LIBOR + 1.750%
1.827% VRN 7/01/26	461,100	457,305
Reynolds Group Holdings, Inc., USD 2017 Term Loan, 1 mo. USD LIBOR + 2.750%
2.854% VRN 2/05/23	210,000	209,475
		666,780
Pharmaceuticals — 0.7%
Bausch Health Cos., Inc.
Term Loan B, 1 mo. USD LIBOR + 2.750%
2.854% VRN 11/27/25	255,625	253,588
2018 Term Loan B, 1 mo. USD LIBOR + 3.000%
3.104% VRN 6/02/25	281,934	280,631
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. USD LIBOR + 2.500%
3.500% VRN 3/01/24	906,992	905,813
Endo Luxembourg Finance Co. I S.A.R.L., 2021 Term Loan, 3 mo. USD LIBOR + 5.000%
5.750% VRN 3/27/28	46,735	45,026
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD LIBOR + 4.000%
4.750% VRN 10/01/27	768,650	770,379
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1 Week USD LIBOR + 2.000%
2.088% VRN 11/15/27	937,839	928,227

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
HC Group Holdings II, Inc., Term Loan B, 1 mo. USD LIBOR + 3.750%
3.854% VRN 8/06/26	$344,750	$344,678
Horizon Therapeutics USA, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.000%
2.500% VRN 3/15/28	480,000	476,549
Jazz Financing Lux S.a.r.l., USD Term Loan, 1 mo. USD LIBOR + 3.500%
4.000% VRN 4/21/28	740,000	742,079
		4,746,970
Real Estate Investment Trusts (REITS) — 0.1%
VICI Properties 1 LLC, Replacement Term Loan B, 1 mo. USD LIBOR + 1.750%
1.841% VRN 12/20/24	730,000	723,532
Retail — 0.3%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1 mo. USD LIBOR + 1.750%
1.854% VRN 11/19/26	692,268	682,210
Academy, Ltd., 2021 Term Loan, 3 mo. USD LIBOR + 3.750%
4.500% VRN 11/05/27	105,000	105,361
BJ's Wholesale Club, Inc., 2017 1st Lien Term Loan, 1 mo. USD LIBOR + 2.000%
2.073% VRN 2/03/24	19,974	19,969
Great Outdoors Group LLC, 2021 Term Loan B, 6 mo. USD LIBOR + 4.250%
5.000% VRN 3/06/28	219,450	219,999
Harbor Freight Tools USA, Inc., 2020 Term Loan B, 1 mo. USD LIBOR + 3.000%
3.750% VRN 10/19/27	378,275	378,021
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.000% VRN 4/15/28	300,000	301,092
Petco Health & Wellness Co., Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.250%
4.000% VRN 3/03/28	408,975	408,026
Whatabrands LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 2.750%
2.832% VRN 7/31/26	9,241	9,196
		2,123,874
Software — 0.5%
Athenahealth, Inc., 2021 Term Loan B1, 3 mo. USD LIBOR + 4.250%
4.410% VRN 2/11/26	1,090,859	1,093,247
DCert Buyer, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 4.000%
4.104% VRN 10/16/26	909,694	910,076
MA FinanceCo. LLC, USD Term Loan B3, 1 mo. USD LIBOR + 2.750%
2.854% VRN 6/21/24	11,199	11,059
Rackspace Hosting, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 2.750%
3.500% VRN 2/15/28	448,875	446,200
RealPage, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
3.750% VRN 4/24/28	720,000	717,480
Seattle Spinco, Inc., USD Term Loan B3, 1 mo. USD LIBOR + 2.750%
2.854% VRN 6/21/24	75,632	74,687
		3,252,749
Telecommunications — 0.2%
Altice France S.A., USD Term Loan B12, 3 mo. USD LIBOR + 3.687%
3.871% VRN 1/31/26	220,103	218,067

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 1.750%
1.854% VRN 3/01/27	$798,362	$785,636
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD LIBOR + 3.000%
3.104% VRN 3/09/27	430,000	425,197
		1,428,900
Transportation — 0.2%
Genesee & Wyoming, Inc., Term Loan, 3 mo. USD LIBOR + 2.000%
2.147% VRN 12/30/26	950,098	943,238
XPO Logistics, Inc., 2018 Term Loan B, 3 mo. USD LIBOR + 1.750%
1.881% VRN 2/24/25	380,000	378,142
		1,321,380

TOTAL BANK LOANS (Cost $45,961,518)		45,847,680

CORPORATE DEBT — 38.9%
Aerospace & Defense — 1.4%
The Boeing Co.
2.196% 2/04/26	230,000	232,403
2.700% 2/01/27	90,000	93,072
2.800% 3/01/27	150,000	156,104
3.100% 5/01/26	80,000	84,634
3.200% 3/01/29	450,000	472,987
3.250% 2/01/35	730,000	739,196
3.550% 3/01/38	80,000	82,231
3.750% 2/01/50	240,000	247,531
4.875% 5/01/25	990,000	1,109,633
5.150% 5/01/30	500,000	592,646
5.705% 5/01/40	400,000	515,566
5.805% 5/01/50	930,000	1,253,235
5.930% 5/01/60	10,000	13,820
General Dynamics Corp.
3.250% 4/01/25	140,000	151,771
3.500% 5/15/25	50,000	54,825
4.250% 4/01/40	20,000	24,483
4.250% 4/01/50	110,000	141,287
L3Harris Technologies, Inc.
5.054% 4/27/45	280,000	369,108
Lockheed Martin Corp.
3.550% 1/15/26	350,000	386,911
4.500% 5/15/36	60,000	75,177
Northrop Grumman Corp.
2.930% 1/15/25	340,000	362,580
3.250% 1/15/28	730,000	797,978
5.250% 5/01/50	230,000	323,267
Raytheon Technologies Corp.
2.250% 7/01/30	280,000	284,843
3.150% 12/15/24	140,000	150,252
3.950% 8/16/25	350,000	389,391
4.125% 11/16/28	260,000	299,399
4.500% 6/01/42	80,000	99,696
		9,504,026
Agriculture — 0.7%
Altria Group, Inc.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.350% 5/06/25	$80,000	$83,667
2.450% 2/04/32	140,000	135,460
3.875% 9/16/46	150,000	148,828
4.400% 2/14/26	322,000	364,449
4.800% 2/14/29	58,000	67,302
5.800% 2/14/39	1,070,000	1,322,816
5.950% 2/14/49	100,000	127,956
6.200% 2/14/59	56,000	72,482
BAT Capital Corp.
3.557% 8/15/27	500,000	535,700
4.540% 8/15/47	460,000	489,504
Cargill, Inc.
1.375% 7/23/23 (b)	300,000	305,524
Philip Morris International, Inc.
1.125% 5/01/23	190,000	192,477
2.100% 5/01/30	190,000	189,267
2.500% 8/22/22	80,000	82,098
2.500% 11/02/22	350,000	359,341
2.900% 11/15/21	240,000	242,473
4.500% 3/20/42	80,000	96,434
Reynolds American, Inc.
5.850% 8/15/45	190,000	232,787
		5,048,565
Airlines — 0.7%
Delta Air Lines, Inc.
3.625% 3/15/22	250,000	253,514
3.800% 4/19/23	90,000	93,402
2.900% 10/28/24	180,000	183,150
7.000% 5/01/25 (b)	1,670,000	1,949,618
7.375% 1/15/26	380,000	446,033
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (b)	320,000	343,985
4.750% 10/20/28 (b)	300,000	333,722
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (b)	330,000	363,330
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
8.000% 9/20/25 (b)	240,000	271,440
United Airlines, Inc.
4.375% 4/15/26 (b)	10,000	10,350
4.625% 4/15/29 (b)	270,000	279,450
		4,527,994
Apparel — 0.2%
Hanesbrands, Inc.
4.625% 5/15/24 (b)	30,000	31,800
5.375% 5/15/25 (b)	200,000	211,750
4.875% 5/15/26 (b)	110,000	118,800
Levi Strauss & Co.
5.000% 5/01/25	38,000	38,760
NIKE, Inc.
2.400% 3/27/25	170,000	179,908
2.750% 3/27/27	270,000	291,292
2.850% 3/27/30	280,000	304,559
3.250% 3/27/40	130,000	142,857

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.375% 3/27/50	$310,000	$349,296
		1,669,022
Auto Manufacturers — 0.8%
BMW US Capital LLC
1.850% 9/15/21 (b)	60,000	60,120
Ford Motor Co.
4.750% 1/15/43	90,000	95,625
Ford Motor Credit Co. LLC
2.900% 2/16/28	390,000	388,151
3.339% 3/28/22	370,000	375,439
3.625% 6/17/31	220,000	224,264
4.000% 11/13/30	200,000	209,500
4.125% 8/17/27	200,000	212,155
5.125% 6/16/25	200,000	220,250
5.875% 8/02/21	400,000	402,040
General Motors Co.
5.150% 4/01/38	40,000	48,812
5.400% 10/02/23	130,000	143,155
5.950% 4/01/49	110,000	149,842
6.125% 10/01/25	220,000	260,530
6.250% 10/02/43	300,000	414,516
General Motors Financial Co., Inc.
3.450% 4/10/22	30,000	30,552
4.250% 5/15/23	10,000	10,627
4.375% 9/25/21	80,000	80,740
Nissan Motor Co. Ltd.
3.043% 9/15/23 (b)	400,000	417,135
3.522% 9/17/25 (b)	810,000	865,259
4.345% 9/17/27 (b)	700,000	769,860
		5,378,572
Banks — 11.0%
ABN AMRO Bank NV
4.750% 7/28/25 (b)	260,000	291,443
Banco Santander SA
3 mo. USD LIBOR + 1.120% 1.308% FRN 4/12/23	200,000	202,732
2.746% 5/28/25	1,000,000	1,054,174
3.848% 4/12/23	400,000	422,800
Bank of America Corp.
SOFR + 2.150% 2.592% VRN 4/29/31	360,000	371,550
3 mo. USD LIBOR + .790% 3.004% VRN 12/20/23	270,000	279,790
3.300% 1/11/23	90,000	93,920
3 mo. USD LIBOR + 1.040% 3.419% VRN 12/20/28	570,000	621,016
3.500% 4/19/26	290,000	319,214
3 mo. USD LIBOR + .780% 3.550% VRN 3/05/24	470,000	493,788
3 mo. USD LIBOR + 1.370% 3.593% VRN 7/21/28	1,920,000	2,114,929
3 mo. USD LIBOR + 1.070% 3.970% VRN 3/05/29	600,000	676,890
3 mo. USD LIBOR + 1.210% 3.974% VRN 2/07/30	630,000	715,049
4.000% 4/01/24	270,000	294,570
4.000% 1/22/25	270,000	296,380
3 mo. USD LIBOR + 3.150% 4.083% VRN 3/20/51	1,150,000	1,375,232
4.125% 1/22/24	290,000	315,768
4.200% 8/26/24	380,000	416,634
4.250% 10/22/26	50,000	56,483
3 mo. USD LIBOR + 1.520% 4.330% VRN 3/15/50	250,000	307,818
4.450% 3/03/26	50,000	56,664

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.000% 1/21/44	$490,000	$651,776
3 mo. USD LIBOR + 3.705% 6.250% VRN (c)	170,000	188,062
Bank of Montreal
1.850% 5/01/25	590,000	610,123
5 year USD Swap + 1.432% 3.803% VRN 12/15/32	90,000	99,316
The Bank of New York Mellon Corp.
1.600% 4/24/25	170,000	174,627
The Bank of Nova Scotia
1.300% 6/11/25	320,000	323,256
Barclays Bank PLC
1.700% 5/12/22	240,000	242,723
Barclays PLC
3 mo. USD LIBOR + 1.902% 4.972% VRN 5/16/29	230,000	269,540
3 mo. USD LIBOR + 3.054% 5.088% VRN 6/20/30	910,000	1,061,551
BNP Paribas SA
SOFR + 2.074% 2.219% VRN 6/09/26 (b)	400,000	412,082
3.375% 1/09/25 (b)	240,000	257,497
5 year USD Swap + 1.483% 4.375% VRN 3/01/33 (b)	220,000	243,100
4.400% 8/14/28 (b)	1,120,000	1,292,600
4.625% 3/13/27 (b)	260,000	293,573
3 mo. USD LIBOR + 2.235% 4.705% VRN 1/10/25 (b)	680,000	742,363
Canadian Imperial Bank of Commerce
0.950% 6/23/23	300,000	302,633
Citigroup, Inc.
SOFR + 1.667% 1.678% VRN 5/15/24	340,000	347,147
SOFR + 2.107% 2.572% VRN 6/03/31	340,000	349,904
SOFR + 2.842% 3.106% VRN 4/08/26	240,000	256,934
3 mo. USD LIBOR + 1.151% 3.520% VRN 10/27/28	780,000	854,635
3 mo. USD LIBOR + 1.338% 3.980% VRN 3/20/30	710,000	804,912
3 mo. USD LIBOR + 1.192% 4.075% VRN 4/23/29	750,000	851,301
4.125% 7/25/28	360,000	405,987
4.300% 11/20/26	670,000	756,898
4.400% 6/10/25	340,000	379,878
SOFR + 3.914% 4.412% VRN 3/31/31	410,000	479,415
4.450% 9/29/27	480,000	548,352
4.650% 7/30/45	441,000	568,145
4.650% 7/23/48	70,000	91,739
4.750% 5/18/46	40,000	50,920
5.300% 5/06/44	16,000	21,546
5.500% 9/13/25	170,000	198,107
3 mo. USD LIBOR + 3.905% 5.950% VRN (c)	320,000	350,224
3 mo. USD LIBOR + 4.068% 5.950% VRN (c)	100,000	105,136
3 mo. USD LIBOR + 3.423% 6.300% VRN (c)	60,000	64,542
6.625% 6/15/32	20,000	27,225
8.125% 7/15/39	310,000	535,939
Cooperatieve Rabobank UA
1 year CMT + 1.000% 1.339% VRN 6/24/26 (b)	250,000	251,123
4.375% 8/04/25	1,380,000	1,540,445
4.625% 12/01/23	250,000	273,343
Credit Agricole SA SOFR + 1.676%
1.907% VRN 6/16/26 (b)	270,000	275,461
Credit Suisse AG
2.950% 4/09/25	340,000	364,161
Credit Suisse Group AG
SOFR + 2.044% 2.193% VRN 6/05/26 (b)	850,000	870,516
SOFR + 1.730% 3.091% VRN 5/14/32 (b)	350,000	359,710
SOFR + 3.730% 4.194% VRN 4/01/31 (b)	250,000	281,239
4.550% 4/17/26	500,000	566,543

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Danske Bank A/S
1.226% 6/22/24 (b)	$200,000	$202,095
3 mo. USD LIBOR + 1.249% 3.001% VRN 9/20/22 (b)	420,000	422,050
5.000% 1/12/22 (b)	740,000	757,156
5.375% 1/12/24 (b)	610,000	676,444
Goldman Sachs Capital II 3 mo. USD LIBOR + .768%
4.000% VRN (c)	18,000	17,838
The Goldman Sachs Group, Inc.
3.200% 2/23/23	300,000	312,954
SOFR + 1.513% 3.210% VRN 4/22/42	20,000	20,945
3.500% 4/01/25	370,000	401,546
3.500% 11/16/26	200,000	217,566
3.625% 2/20/24	1,270,000	1,361,488
3 mo. USD LIBOR + 1.510% 3.691% VRN 6/05/28	1,740,000	1,922,139
3.850% 7/08/24	90,000	97,350
4.000% 3/03/24	100,000	108,620
3 mo. USD LIBOR + 1.301% 4.223% VRN 5/01/29	490,000	559,297
4.250% 10/21/25	260,000	290,878
4.750% 10/21/45	230,000	302,115
5.150% 5/22/45	1,000,000	1,342,545
5.250% 7/27/21	100,000	100,348
6.250% 2/01/41	400,000	594,508
6.750% 10/01/37	80,000	116,498
HSBC Holdings PLC
SOFR + 1.929% 2.099% VRN 6/04/26	510,000	524,622
3 mo. USD LIBOR + 1.610% 3.973% VRN 5/22/30	770,000	861,378
4.250% 8/18/25	330,000	365,827
4.300% 3/08/26	500,000	564,545
Intesa Sanpaolo SpA
3.125% 7/14/22 (b)	300,000	307,785
3.375% 1/12/23 (b)	550,000	572,440
5.017% 6/26/24 (b)	900,000	979,345
5.710% 1/15/26 (b)	200,000	226,289
JP Morgan Chase & Co.
SOFR + 1.455% 1.514% VRN 6/01/24	900,000	917,643
SOFR + 1.850% 2.083% VRN 4/22/26	540,000	558,580
SOFR + 2.040% 2.522% VRN 4/22/31	300,000	308,919
SOFR + 2.440% 3.109% VRN 4/22/51	80,000	83,007
3 mo. USD LIBOR + .945% 3.509% VRN 1/23/29	780,000	859,403
3.625% 5/13/24	80,000	86,747
3.875% 9/10/24	300,000	327,088
3 mo. USD LIBOR + 1.000% 4.023% VRN 12/05/24	940,000	1,014,428
3 mo. USD LIBOR + 1.260% 4.203% VRN 7/23/29	310,000	356,564
4.250% 10/01/27	70,000	79,839
3 mo. USD LIBOR + 1.330% 4.452% VRN 12/05/29	610,000	713,927
4.950% 6/01/45	290,000	384,399
Lloyds Banking Group PLC
3.900% 3/12/24	580,000	628,556
4.375% 3/22/28	200,000	229,857
4.550% 8/16/28	370,000	431,355
Mitsubishi UFJ Financial Group, Inc.
2.998% 2/22/22	160,000	162,833
Morgan Stanley
SOFR + 1.990% 2.188% VRN 4/28/26	870,000	903,641
SOFR + 1.143% 2.699% VRN 1/22/31	10,000	10,483
SOFR + 3.120% 3.622% VRN 4/01/31	990,000	1,106,223
3 mo. USD LIBOR + 1.140% 3.772% VRN 1/24/29	820,000	921,039
3 mo. USD LIBOR + 1.628% 4.431% VRN 1/23/30	10,000	11,725

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
National Securities Clearing Corp.
1.200% 4/23/23 (b)	$250,000	$253,891
1.500% 4/23/25 (b)	250,000	255,046
Natwest Group PLC
3 mo. USD LIBOR + 1.762% 4.269% VRN 3/22/25	430,000	466,431
3 mo. USD LIBOR + 1.550% 4.519% VRN 6/25/24	200,000	214,692
Royal Bank of Canada
1.150% 6/10/25	310,000	311,771
1.600% 4/17/23	500,000	510,776
Santander Holdings USA, Inc.
4.500% 7/17/25	50,000	55,507
Sumitomo Mitsui Financial Group, Inc.
2.058% 7/14/21	230,000	230,154
Swedbank AB
1.300% 6/02/23 (b)	390,000	395,754
The Toronto-Dominion Bank
0.750% 6/12/23	610,000	614,232
1.150% 6/12/25	300,000	302,271
UBS AG
1.750% 4/21/22 (b)	550,000	556,146
UBS Group AG
3 mo. USD LIBOR + .954% 2.859% VRN 8/15/23 (b)	200,000	205,226
3.491% 5/23/23 (b)	500,000	513,497
4.125% 9/24/25 (b)	210,000	233,940
4.253% 3/23/28 (b)	800,000	905,575
5 year USD Swap + 4.344% 7.000% VRN (b) (c)	1,050,000	1,156,312
UniCredit SpA
6.572% 1/14/22 (b)	640,000	659,740
US Bancorp
1.450% 5/12/25	680,000	695,254
Wells Fargo & Co.
SOFR + 1.600% 1.654% VRN 6/02/24	720,000	735,317
SOFR + 2.000% 2.188% VRN 4/30/26	570,000	592,221
SOFR + 2.100% 2.393% VRN 6/02/28	360,000	373,552
SOFR + 1.432% 2.879% VRN 10/30/30	150,000	159,004
3.000% 10/23/26	350,000	377,621
3.450% 2/13/23	120,000	125,794
3.750% 1/24/24	270,000	290,390
4.150% 1/24/29	630,000	724,788
4.300% 7/22/27	370,000	422,093
4.400% 6/14/46	180,000	216,715
SOFR + 4.032% 4.478% VRN 4/04/31	210,000	248,465
4.480% 1/16/24	991,000	1,083,628
4.650% 11/04/44	400,000	492,601
4.750% 12/07/46	590,000	746,425
4.900% 11/17/45	880,000	1,128,213
SOFR + 4.502% 5.013% VRN 4/04/51	2,210,000	3,028,249
5.375% 11/02/43	110,000	146,635
3 mo. USD LIBOR + 3.990% 5.875% VRN (c)	50,000	55,996
		74,579,882
Beverages — 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.650% 2/01/26	790,000	873,661
4.900% 2/01/46	440,000	555,291
Anheuser-Busch InBev Worldwide, Inc.
3.500% 6/01/30	130,000	144,610
4.000% 4/13/28	80,000	91,223

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.350% 6/01/40	$200,000	$238,253
4.500% 6/01/50	360,000	439,187
4.750% 1/23/29	870,000	1,037,284
5.550% 1/23/49	320,000	441,567
The Coca-Cola Co.
1.450% 6/01/27	250,000	252,576
2.500% 6/01/40	10,000	9,915
2.600% 6/01/50	140,000	135,009
3.375% 3/25/27	320,000	356,620
Diageo Investment Corp.
2.875% 5/11/22	150,000	153,389
Molson Coors Beverage Co.
3.000% 7/15/26	80,000	85,708
3.500% 5/01/22	30,000	30,788
4.200% 7/15/46	80,000	89,203
PepsiCo, Inc.
0.750% 5/01/23	360,000	363,035
1.625% 5/01/30	290,000	285,390
2.250% 3/19/25	30,000	31,538
2.625% 3/19/27	40,000	42,975
2.875% 10/15/49	100,000	103,236
3.625% 3/19/50	50,000	58,586
3.875% 3/19/60	80,000	98,559
4.000% 3/05/42	50,000	60,578
		5,978,181
Biotechnology — 0.1%
Amgen, Inc.
3.625% 5/22/24	30,000	32,298
4.663% 6/15/51	34,000	43,842
Gilead Sciences, Inc.
3.700% 4/01/24	210,000	225,750
4.500% 2/01/45	10,000	12,243
4.750% 3/01/46	200,000	253,803
		567,936
Building Materials — 0.0%
Carrier Global Corp.
3.577% 4/05/50	20,000	21,226
Chemicals — 0.3%
Equate Petrochemical BV
4.250% 11/03/26 (b)	430,000	477,300
OCP SA
3.750% 6/23/31 (b)	260,000	262,470
4.500% 10/22/25 (b)	330,000	356,742
5.125% 6/23/51 (b)	220,000	222,002
Orbia Advance Corp. SAB de CV
1.875% 5/11/26 (b)	520,000	525,980
2.875% 5/11/31 (b)	490,000	493,062
		2,337,556
Commercial Services — 0.4%
Cintas Corp. No 2
2.900% 4/01/22	160,000	162,851
3.700% 4/01/27	260,000	291,462

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
DP World PLC
5.625% 9/25/48 (b)	$560,000	$699,272
PayPal Holdings, Inc.
1.350% 6/01/23	260,000	264,575
1.650% 6/01/25	270,000	277,509
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750% 4/15/26 (b)	210,000	231,981
United Rentals North America, Inc.
3.875% 11/15/27	60,000	63,044
3.875% 2/15/31	460,000	468,050
4.875% 1/15/28	150,000	159,197
5.875% 9/15/26	90,000	93,131
		2,711,072
Computers — 0.4%
Apple, Inc.
1.125% 5/11/25	730,000	738,741
1.550% 8/04/21	10,000	10,001
2.450% 8/04/26	800,000	851,312
International Business Machines Corp.
3.000% 5/15/24	910,000	969,896
		2,569,950
Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co.
2.800% 3/25/27	50,000	54,225
3.000% 3/25/30	160,000	176,717
		230,942
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.150% 2/15/24	380,000	398,930
Air Lease Corp.
3.375% 7/01/25	200,000	214,902
GE Capital International Funding Co. Unlimited Co.
4.418% 11/15/35	380,000	456,100
ILFC E-Capital Trust II
3.910% VRN 12/21/65 (b) (d)	10,000	8,533
International Lease Finance Corp.
5.875% 8/15/22	70,000	74,070
KKR Group Finance Co. II LLC
5.500% 2/01/43 (b)	20,000	26,661
Mastercard, Inc.
3.850% 3/26/50	50,000	60,430
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (b)	10,000	10,511
5.250% 8/15/22 (b)	16,000	16,742
5.500% 2/15/24 (b)	50,000	54,969
Vanguard Group, Inc.
3.050% 8/22/50	450,000	406,995
Visa, Inc.
3.150% 12/14/25	720,000	787,970
4.300% 12/14/45	260,000	333,917
		2,850,730

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 0.8%
Consolidated Edison Co. of New York, Inc.
3.350% 4/01/30	$120,000	$132,010
3.950% 4/01/50	80,000	90,901
Duke Energy Corp.
3.750% 4/15/24	100,000	107,688
Duke Energy Ohio, Inc.
3.650% 2/01/29	440,000	490,367
Exelon Corp.
5.625% 6/15/35	290,000	382,430
FirstEnergy Corp.
1.600% 1/15/26	120,000	117,300
4.400% STEP 7/15/27	710,000	772,125
4.750% STEP 3/15/23	310,000	327,221
5.350% STEP 7/15/47	240,000	287,759
7.375% 11/15/31	1,460,000	1,997,153
Pacific Gas and Electric Co.
1.750% 6/16/22	450,000	449,738
2.100% 8/01/27	140,000	136,040
2.500% 2/01/31	180,000	168,890
3.300% 8/01/40	50,000	45,196
3.500% 8/01/50	80,000	71,358
		5,576,176
Electronics — 0.0%
Honeywell International, Inc.
1.350% 6/01/25	210,000	214,071
Environmental Controls — 0.1%
GFL Environmental, Inc.
4.250% 6/01/25 (b)	160,000	166,646
Republic Services, Inc.
2.500% 8/15/24	230,000	241,397
		408,043
Food — 0.6%
Danone SA
2.077% 11/02/21 (b)	250,000	251,149
2.589% 11/02/23 (b)	310,000	323,126
2.947% 11/02/26 (b)	550,000	589,814
The Hershey Co.
0.900% 6/01/25	90,000	90,299
Kraft Heinz Foods Co.
3.000% 6/01/26	158,000	168,330
4.250% 3/01/31	70,000	79,604
4.375% 6/01/46	130,000	147,232
4.625% 10/01/39	10,000	11,641
4.875% 10/01/49	180,000	218,380
5.000% 6/04/42	110,000	134,252
5.200% 7/15/45	270,000	334,823
5.500% 6/01/50	150,000	194,800
6.750% STEP 3/15/32	10,000	13,543
6.875% 1/26/39	30,000	43,087
7.125% 8/01/39 (b)	10,000	14,610
Lamb Weston Holdings, Inc.
4.875% 5/15/28 (b)	70,000	77,438
Mars, Inc.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.700% 4/01/25 (b)	$240,000	$254,921
3.200% 4/01/30 (b)	140,000	153,362
Mondelez International, Inc.
1.500% 5/04/25	660,000	673,043
		3,773,454
Forest Products & Paper — 0.1%
Suzano Austria GmbH
3.125% 1/15/32 (e)	80,000	79,132
3.750% 1/15/31	770,000	807,538
		886,670
Health Care – Products — 0.1%
Abbott Laboratories
3.750% 11/30/26	239,000	270,033
4.750% 11/30/36	140,000	180,354
4.900% 11/30/46	160,000	219,124
Medtronic, Inc.
3.500% 3/15/25	136,000	149,361
4.625% 3/15/45	28,000	36,756
		855,628
Health Care – Services — 0.7%
Aetna, Inc.
2.800% 6/15/23	40,000	41,626
Anthem, Inc.
2.950% 12/01/22	330,000	341,197
3.125% 5/15/22	50,000	51,226
3.350% 12/01/24	120,000	129,480
3.650% 12/01/27	140,000	156,774
CommonSpirit Health
4.350% 11/01/42	20,000	23,318
Fresenius Medical Care US Finance II, Inc.
4.750% 10/15/24 (b)	70,000	77,789
5.875% 1/31/22 (b)	50,000	51,525
HCA, Inc.
3.500% 9/01/30	260,000	276,996
4.500% 2/15/27	40,000	45,223
4.750% 5/01/23	250,000	267,843
5.000% 3/15/24	50,000	55,250
5.250% 6/15/26	60,000	69,480
5.375% 2/01/25	140,000	157,920
5.375% 9/01/26	40,000	46,000
5.500% 6/15/47	130,000	169,828
5.625% 9/01/28	30,000	35,550
5.875% 2/01/29	290,000	350,175
Humana, Inc.
3.150% 12/01/22	40,000	41,243
3.950% 3/15/27	190,000	213,194
4.500% 4/01/25	50,000	56,002
4.625% 12/01/42	70,000	85,995
4.800% 3/15/47	10,000	12,634
4.950% 10/01/44	60,000	77,609
UnitedHealth Group, Inc.
1.250% 1/15/26	110,000	111,044
2.000% 5/15/30	100,000	100,807

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.375% 10/15/22	$50,000	$51,331
2.875% 12/15/21	160,000	161,975
3.125% 5/15/60	30,000	30,978
3.500% 6/15/23	100,000	106,045
3.700% 8/15/49	120,000	137,487
3.750% 7/15/25	190,000	210,896
3.875% 12/15/28	110,000	126,557
3.875% 8/15/59	210,000	249,290
4.250% 6/15/48	270,000	335,010
4.450% 12/15/48	50,000	63,919
5.800% 3/15/36	70,000	98,676
		4,617,892
Home Builders — 0.1%
Lennar Corp.
4.500% 4/30/24	100,000	109,375
4.750% 11/29/27	160,000	184,939
MDC Holdings, Inc.
6.000% 1/15/43	20,000	25,778
NVR, Inc.
3.950% 9/15/22	100,000	103,255
Toll Brothers Finance Corp.
4.375% 4/15/23	110,000	114,675
		538,022
Housewares — 0.0%
Newell Brands, Inc.
4.350% STEP 4/01/23	113,000	118,368
Insurance — 0.4%
Ambac Assurance Corp.
5.100% (b) (c)	4,362	6,117
Ambac LSNI LLC 3 mo. USD LIBOR + 5.000%
6.000% FRN 2/12/23 (b)	15,822	15,822
American International Group, Inc.
2.500% 6/30/25	180,000	190,013
6.250% 3/15/87	234,000	272,672
Berkshire Hathaway Finance Corp.
4.250% 1/15/49	550,000	683,733
Brighthouse Financial, Inc.
4.700% 6/22/47	13,000	14,454
Chubb INA Holdings, Inc.
3.350% 5/03/26	120,000	131,908
Guardian Life Global Funding
1.100% 6/23/25 (b)	120,000	120,431
MetLife Capital Trust IV
7.875% 12/15/67 (b)	200,000	278,500
MetLife, Inc.
6.400% 12/15/66	190,000	244,369
New York Life Global Funding
0.950% 6/24/25 (b)	220,000	220,283
Principal Life Global Funding II
1.250% 6/23/25 (b)	110,000	110,705
Teachers Insurance & Annuity Association of America
4.900% 9/15/44 (b)	200,000	259,517
6.850% 12/16/39 (b)	22,000	33,387

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Voya Financial, Inc.
5.700% 7/15/43	$160,000	$219,929
		2,801,840
Internet — 0.8%
Alphabet, Inc.
0.450% 8/15/25	80,000	79,246
0.800% 8/15/27	150,000	145,919
1.100% 8/15/30	170,000	161,532
2.050% 8/15/50	260,000	229,642
Amazon.com, Inc.
0.800% 6/03/25	370,000	370,719
1.200% 6/03/27	460,000	458,735
1.500% 6/03/30	240,000	235,435
2.100% 5/12/31	190,000	193,384
2.500% 6/03/50	360,000	340,466
3.150% 8/22/27	470,000	519,567
3.875% 8/22/37	160,000	190,943
4.050% 8/22/47	210,000	256,357
4.250% 8/22/57	70,000	89,748
4.950% 12/05/44	180,000	243,999
Prosus NV
3.832% 2/08/51 (b)	210,000	195,569
4.027% 8/03/50 (b)	310,000	298,273
4.850% 7/06/27 (b)	430,000	489,366
Tencent Holdings Ltd.
3.680% 4/22/41 (b)	210,000	224,971
3.840% 4/22/51 (b)	870,000	937,398
		5,661,269
Iron & Steel — 0.1%
ArcelorMittal SA
7.250% STEP 10/15/39	60,000	84,855
Vale Overseas Ltd.
6.875% 11/21/36	174,000	238,504
		323,359
Leisure Time — 0.0%
VOC Escrow Ltd.
5.000% 2/15/28 (b)	210,000	212,310
Lodging — 0.5%
Hilton Domestic Operating Co., Inc.
5.375% 5/01/25 (b)	310,000	326,275
5.750% 5/01/28 (b)	100,000	108,207
Las Vegas Sands Corp.
2.900% 6/25/25	100,000	104,165
3.200% 8/08/24	630,000	661,255
Sands China Ltd.
3.800% 1/08/26	280,000	299,032
4.600% 8/08/23	200,000	212,420
5.125% 8/08/25	750,000	837,997
Wynn Macau Ltd.
5.125% 12/15/29 (b)	200,000	206,000

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.625% 8/26/28 (b)	$270,000	$281,475
		3,036,826
Machinery – Diversified — 0.1%
Deere & Co.
3.100% 4/15/30	60,000	66,249
3.750% 4/15/50	260,000	314,586
Otis Worldwide Corp.
2.056% 4/05/25	140,000	145,499
		526,334
Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% 8/15/30 (b)	30,000	31,275
4.500% 5/01/32	830,000	860,087
Charter Communications Operating LLC/Charter Communications Operating Capital
4.200% 3/15/28	720,000	815,460
4.800% 3/01/50	100,000	114,937
4.908% 7/23/25	630,000	713,975
5.050% 3/30/29	510,000	602,926
5.375% 4/01/38	480,000	590,602
5.750% 4/01/48	470,000	598,580
6.484% 10/23/45	160,000	220,483
6.834% 10/23/55	60,000	88,335
Comcast Corp.
2.800% 1/15/51	110,000	106,060
3.100% 4/01/25	20,000	21,631
3.150% 3/01/26	280,000	304,942
3.250% 11/01/39	30,000	31,947
3.300% 4/01/27	120,000	132,339
3.375% 8/15/25	170,000	185,576
3.400% 4/01/30	180,000	198,798
3.400% 7/15/46	30,000	32,082
3.450% 2/01/50	140,000	151,510
3.750% 4/01/40	40,000	45,148
3.950% 10/15/25	230,000	257,806
3.999% 11/01/49	55,000	64,795
4.000% 3/01/48	50,000	58,531
4.150% 10/15/28	870,000	1,008,652
4.200% 8/15/34	160,000	189,746
4.250% 10/15/30	430,000	506,263
4.250% 1/15/33	20,000	23,842
4.700% 10/15/48	80,000	103,760
6.500% 11/15/35	200,000	291,011
CSC Holdings LLC
4.500% 11/15/31 (b)	370,000	372,272
DISH DBS Corp.
5.125% 6/01/29 (b)	190,000	187,782
5.875% 11/15/24	280,000	300,650
7.750% 7/01/26	80,000	90,600
Fox Corp.
5.476% 1/25/39	90,000	116,503
5.576% 1/25/49	230,000	311,075
Time Warner Cable, Inc.
6.550% 5/01/37	10,000	13,632
6.750% 6/15/39	120,000	167,181
7.300% 7/01/38	210,000	306,912

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner Entertainment Co. LP
8.375% 7/15/33	$20,000	$30,340
ViacomCBS, Inc.
3.875% 4/01/24	30,000	32,272
The Walt Disney Co.
6.200% 12/15/34	20,000	28,425
6.650% 11/15/37	120,000	180,844
		10,489,587
Mining — 0.9%
Anglo American Capital PLC
3.625% 9/11/24 (b)	560,000	603,427
4.750% 4/10/27 (b)	470,000	540,500
Barrick Gold Corp.
5.250% 4/01/42	80,000	104,900
Barrick North America Finance LLC
5.700% 5/30/41	180,000	247,388
5.750% 5/01/43	210,000	294,293
BHP Billiton Finance USA Ltd.
2.875% 2/24/22	20,000	20,345
5.000% 9/30/43	300,000	408,078
Freeport-McMoRan, Inc.
3.875% 3/15/23	10,000	10,427
4.550% 11/14/24	10,000	10,875
4.625% 8/01/30	120,000	131,400
5.450% 3/15/43	426,000	520,708
Glencore Funding LLC
3.875% 10/27/27 (b)	90,000	98,982
4.000% 3/27/27 (b)	1,420,000	1,570,413
4.125% 5/30/23 (b)	130,000	138,273
4.125% 3/12/24 (b)	430,000	463,591
Southern Copper Corp.
5.250% 11/08/42	770,000	981,750
Teck Resources Ltd.
6.000% 8/15/40	20,000	25,573
		6,170,923
Miscellaneous - Manufacturing — 0.3%
3M Co.
2.375% 8/26/29	250,000	261,819
3.050% 4/15/30	60,000	65,938
3.700% 4/15/50	420,000	495,292
Eaton Corp.
2.750% 11/02/22	570,000	588,408
4.150% 11/02/42	110,000	131,312
General Electric Co.
3.450% 5/01/27	60,000	66,003
3.625% 5/01/30	130,000	145,106
6.750% 3/15/32	210,000	291,684
6.875% 1/10/39	184,000	276,046
		2,321,608
Oil & Gas — 4.4%
Apache Corp.
4.250% 1/15/44	570,000	556,958
4.375% 10/15/28	980,000	1,043,210

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.750% 4/15/43	$150,000	$153,183
5.100% 9/01/40	120,000	125,700
6.000% 1/15/37	17,000	19,482
BP Capital Markets America, Inc.
3.000% 2/24/50	570,000	551,749
3.119% 5/04/26	290,000	314,769
3.410% 2/11/26	270,000	295,552
3.588% 4/14/27	330,000	365,607
3.633% 4/06/30	200,000	224,473
3.790% 2/06/24	70,000	75,515
BP Capital Markets PLC
3.506% 3/17/25	550,000	601,804
3.535% 11/04/24	110,000	119,812
Chevron Corp.
1.554% 5/11/25	350,000	358,770
1.995% 5/11/27	110,000	113,542
3.078% 5/11/50	40,000	41,407
Chevron USA, Inc.
3.850% 1/15/28	590,000	672,547
4.950% 8/15/47	70,000	94,383
5.250% 11/15/43	120,000	163,171
Cimarex Energy Co.
3.900% 5/15/27	730,000	804,767
4.375% 3/15/29	360,000	408,888
ConocoPhillips
3.750% 10/01/27 (b)	140,000	157,391
4.300% 8/15/28 (b)	1,060,000	1,230,298
ConocoPhillips Co.
6.950% 4/15/29	125,000	170,380
Continental Resources, Inc.
3.800% 6/01/24	90,000	95,175
4.375% 1/15/28	90,000	99,301
4.500% 4/15/23	270,000	282,150
Devon Energy Corp.
4.750% 5/15/42	10,000	11,311
5.000% 6/15/45	960,000	1,128,432
5.250% 10/15/27 (b)	32,000	34,504
5.600% 7/15/41	460,000	570,388
5.850% 12/15/25	220,000	258,315
5.875% 6/15/28 (b)	26,000	28,950
8.250% 8/01/23 (b)	30,000	34,177
Diamondback Energy, Inc.
3.250% 12/01/26	10,000	10,724
3.500% 12/01/29	170,000	182,168
Ecopetrol SA
5.875% 5/28/45	1,300,000	1,393,275
EOG Resources, Inc.
3.900% 4/01/35	340,000	393,083
4.150% 1/15/26	140,000	157,571
4.375% 4/15/30	100,000	118,498
4.950% 4/15/50	60,000	79,904
EQT Corp.
3.000% 10/01/22	560,000	571,900
3.900% 10/01/27	70,000	74,987
7.625% STEP 2/01/25	20,000	23,330
Exxon Mobil Corp.
1.571% 4/15/23	30,000	30,664
2.992% 3/19/25	810,000	869,085

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.043% 3/01/26	$210,000	$228,134
3.482% 3/19/30	310,000	348,439
4.114% 3/01/46	520,000	613,798
4.327% 3/19/50	40,000	49,687
KazMunayGas National Co. JSC
5.375% 4/24/30 (b)	200,000	239,080
MEG Energy Corp.
5.875% 2/01/29 (b)	60,000	62,550
Occidental Petroleum Corp.
2.900% 8/15/24	530,000	541,925
3.000% 2/15/27	110,000	109,175
3.200% 8/15/26	300,000	302,250
3.400% 4/15/26	170,000	173,825
3.500% 8/15/29	60,000	60,000
4.100% 2/15/47	590,000	549,358
4.200% 3/15/48	120,000	112,200
4.400% 4/15/46	40,000	38,420
4.625% 6/15/45	80,000	78,000
5.550% 3/15/26	280,000	309,400
6.450% 9/15/36	240,000	286,944
6.600% 3/15/46	630,000	748,881
6.950% 7/01/24	220,000	247,826
7.875% 9/15/31	160,000	205,600
Petrobras Global Finance BV
5.299% 1/27/25	1,891,000	2,127,375
5.500% 6/10/51	610,000	611,220
5.999% 1/27/28	900,000	1,032,750
7.375% 1/17/27	260,000	320,450
Petroleos Mexicanos
6.375% 1/23/45	220,000	189,200
6.625% 6/15/35	763,000	737,439
6.875% 8/04/26	160,000	174,864
Pioneer Natural Resources Co.
1.125% 1/15/26	70,000	69,318
2.150% 1/15/31	320,000	313,743
Qatar Petroleum
2.250% 7/12/31 (b) (e)	600,000	593,622
3.125% 7/12/41 (b) (e)	380,000	378,598
3.300% 7/12/51 (b) (e)	390,000	390,000
Range Resources Corp.
4.875% 5/15/25	60,000	62,100
5.000% 3/15/23	202,000	209,070
5.875% 7/01/22	4,000	4,100
Shell International Finance BV
2.750% 4/06/30	270,000	288,099
2.875% 5/10/26	380,000	410,578
3.250% 4/06/50	390,000	415,480
4.000% 5/10/46	310,000	362,989
4.375% 5/11/45	190,000	234,427
4.550% 8/12/43	100,000	124,475
Sinopec Group Overseas Development 2014 Ltd.
4.375% 4/10/24 (b)	330,000	360,324
		29,826,963
Oil & Gas Services — 0.1%
Halliburton Co.
3.800% 11/15/25	15,000	16,586
4.850% 11/15/35	30,000	35,360

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.000% 11/15/45	$180,000	$219,446
Schlumberger Holdings Corp.
3.900% 5/17/28 (b)	51,000	56,994
		328,386
Packaging & Containers — 0.0%
WestRock RKT LLC
4.000% 3/01/23	30,000	31,451
Pharmaceuticals — 3.0%
AbbVie, Inc.
2.300% 11/21/22	1,310,000	1,344,361
2.600% 11/21/24	1,120,000	1,181,116
2.900% 11/06/22	80,000	82,632
2.950% 11/21/26	260,000	279,677
3.200% 11/21/29	850,000	924,036
3.450% 3/15/22	30,000	30,501
3.600% 5/14/25	130,000	141,891
3.750% 11/14/23	70,000	75,075
3.800% 3/15/25	180,000	196,954
4.250% 11/21/49	50,000	60,098
4.550% 3/15/35	90,000	109,144
Bausch Health Cos., Inc.
5.500% 11/01/25 (b)	10,000	10,260
6.250% 2/15/29 (b)	330,000	326,387
7.250% 5/30/29 (b)	110,000	112,410
Becton Dickinson and Co.
3.363% 6/06/24	750,000	803,599
3.734% 12/15/24	65,000	70,787
4.685% 12/15/44	40,000	49,828
Bristol-Myers Squibb Co.
2.250% 8/15/21	240,000	240,585
2.600% 5/16/22	350,000	357,490
2.900% 7/26/24	606,000	646,451
3.200% 6/15/26	520,000	570,992
3.400% 7/26/29	250,000	280,016
3.550% 8/15/22	40,000	41,427
3.875% 8/15/25	38,000	42,310
5.000% 8/15/45	236,000	322,785
Cigna Corp.
3.750% 7/15/23	271,000	288,561
4.125% 11/15/25	160,000	179,370
4.375% 10/15/28	1,230,000	1,431,720
CVS Health Corp.
2.750% 12/01/22	120,000	123,299
3.625% 4/01/27	90,000	99,783
3.700% 3/09/23	101,000	106,356
3.750% 4/01/30	250,000	280,046
3.875% 7/20/25	124,000	136,957
4.125% 4/01/40	120,000	139,325
4.250% 4/01/50	30,000	35,661
4.300% 3/25/28	1,489,000	1,712,048
5.050% 3/25/48	710,000	922,485
5.125% 7/20/45	350,000	455,704
CVS Pass-Through Trust
5.298% 1/11/27 (b)	5,875	6,444
5.880% 1/10/28	70,691	81,250
6.036% 12/10/28	63,714	74,620

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.943% 1/10/30	$57,275	$69,693
GlaxoSmithKline Capital PLC
2.850% 5/08/22	20,000	20,448
Johnson & Johnson
0.550% 9/01/25	200,000	198,200
0.950% 9/01/27	420,000	412,495
3.625% 3/03/37	690,000	806,391
Merck & Co., Inc.
0.750% 2/24/26	340,000	338,181
1.450% 6/24/30	200,000	194,895
Pfizer, Inc.
0.800% 5/28/25	450,000	451,553
1.700% 5/28/30	280,000	279,218
2.625% 4/01/30	290,000	309,061
Teva Pharmaceutical Finance Co. BV
2.950% 12/18/22	110,000	110,550
3.650% 11/10/21	50,000	50,125
Teva Pharmaceutical Finance Netherlands III BV
2.200% 7/21/21	330,000	328,792
2.800% 7/21/23	420,000	418,526
3.150% 10/01/26	900,000	856,125
6.000% 4/15/24	350,000	371,000
7.125% 1/31/25	390,000	429,975
		20,019,669
Pipelines — 2.2%
Cameron LNG LLC
2.902% 7/15/31 (b)	110,000	117,360
3.302% 1/15/35 (b)	440,000	473,154
Cheniere Energy, Inc.
4.625% 10/15/28 (b)	180,000	189,900
DCP Midstream Operating LP
6.450% 11/03/36 (b)	70,000	81,900
El Paso Natural Gas Co. LLC
8.375% 6/15/32	289,000	425,806
Energy Transfer LP
2.900% 5/15/25	360,000	378,846
3.750% 5/15/30	870,000	946,017
4.950% 6/15/28	50,000	57,814
5.250% 4/15/29	180,000	212,793
5.300% 4/01/44	20,000	23,190
6.250% 4/15/49	260,000	341,405
5 year CMT + 5.134% 6.750% VRN (c)	120,000	119,003
7.600% 2/01/24	60,000	68,220
Energy Transfer LP/Regency Energy Finance Corp.
4.500% 11/01/23	30,000	32,197
5.875% 3/01/22	40,000	40,855
Enterprise Products Operating LLC
3.700% 1/31/51	10,000	10,733
4.150% 10/16/28	2,600,000	2,990,572
5.700% 2/15/42	40,000	53,661
Kinder Morgan Energy Partners LP
3.500% 9/01/23	120,000	126,637
5.500% 3/01/44	30,000	37,613
Kinder Morgan, Inc.
4.300% 6/01/25	230,000	256,166
4.300% 3/01/28	140,000	159,925
5.200% 3/01/48	20,000	25,176

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.550% 6/01/45	$100,000	$129,543
MPLX LP
4.500% 4/15/38	420,000	482,305
4.700% 4/15/48	620,000	720,578
4.800% 2/15/29	320,000	375,790
4.875% 12/01/24	150,000	167,871
5.500% 2/15/49	250,000	323,806
Southern Natural Gas Co. LLC
8.000% 3/01/32	248,000	354,295
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000% 1/15/32 (b)	30,000	30,860
4.875% 2/01/31 (b)	220,000	238,150
5.500% 3/01/30	150,000	164,949
Tennessee Gas Pipeline Co. LLC
2.900% 3/01/30 (b)	780,000	810,043
Transcontinental Gas Pipe Line Co. LLC
7.850% 2/01/26	60,000	76,222
Western Midstream Operating LP
3 mo. USD LIBOR + 2.100% 2.288% FRN 1/13/23	90,000	89,551
4.350% STEP 2/01/25	240,000	253,582
5.300% STEP 2/01/30	900,000	1,008,000
5.500% 8/15/48	20,000	21,768
6.500% STEP 2/01/50	230,000	265,075
The Williams Cos., Inc.
3.750% 6/15/27	710,000	789,175
7.500% 1/15/31	330,000	457,630
7.750% 6/15/31	580,000	806,498
		14,734,634
Real Estate Investment Trusts (REITS) — 0.1%
GLP Capital LP/GLP Financing II, Inc.
5.250% 6/01/25	10,000	11,256
5.375% 4/15/26	40,000	46,040
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.750% 9/17/24 (b)	220,000	235,350
4.750% 9/17/44 (b)	250,000	269,645
		562,291
Retail — 0.7%
Costco Wholesale Corp.
1.375% 6/20/27	430,000	432,886
1.600% 4/20/30	310,000	306,291
Dollar General Corp.
3.250% 4/15/23	30,000	31,303
The Home Depot, Inc.
2.500% 4/15/27	180,000	191,922
2.700% 4/15/30	200,000	214,058
3.300% 4/15/40	230,000	252,159
3.350% 4/15/50	330,000	365,880
3.900% 12/06/28	30,000	34,934
3.900% 6/15/47	40,000	47,654
Lowe's Cos., Inc.
4.500% 4/15/30	130,000	153,932
McDonald's Corp.
1.450% 9/01/25	50,000	51,009
3.300% 7/01/25	210,000	228,240
3.500% 3/01/27	240,000	265,131

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.500% 7/01/27	$180,000	$199,566
3.600% 7/01/30	190,000	213,869
3.625% 9/01/49	40,000	44,360
3.700% 1/30/26	290,000	322,385
3.800% 4/01/28	110,000	124,558
4.200% 4/01/50	340,000	409,993
Target Corp.
2.250% 4/15/25	290,000	304,749
Walmart, Inc.
3.400% 6/26/23	120,000	127,171
3.550% 6/26/25	90,000	99,323
3.700% 6/26/28	560,000	637,659
		5,059,032
Semiconductors — 0.6%
Broadcom, Inc.
3.150% 11/15/25	560,000	600,800
4.700% 4/15/25	710,000	800,126
Intel Corp.
3.700% 7/29/25	70,000	77,405
4.750% 3/25/50	260,000	345,650
Micron Technology, Inc.
2.497% 4/24/23	290,000	299,718
NVIDIA Corp.
2.850% 4/01/30	150,000	162,538
3.500% 4/01/40	410,000	465,472
3.500% 4/01/50	280,000	316,348
3.700% 4/01/60	280,000	332,240
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.700% 5/01/25 (b)	200,000	210,997
Texas Instruments, Inc.
1.750% 5/04/30	180,000	179,294
		3,790,588
Software — 0.8%
Microsoft Corp.
1.550% 8/08/21	360,000	360,085
2.400% 2/06/22	540,000	546,369
2.400% 8/08/26	980,000	1,045,016
2.525% 6/01/50	463,000	455,294
2.675% 6/01/60	17,000	16,959
2.700% 2/12/25	100,000	107,148
2.875% 2/06/24	380,000	401,883
2.921% 3/17/52	107,000	113,571
3.041% 3/17/62	83,000	89,169
3.300% 2/06/27	290,000	322,622
Oracle Corp.
1.650% 3/25/26	750,000	760,786
2.875% 3/25/31	820,000	854,251
salesforce.com, Inc.
3.250% 4/11/23	270,000	283,227
3.700% 4/11/28	90,000	102,437
		5,458,817
Telecommunications — 2.3%
AT&T, Inc.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1.650% 2/01/28	$810,000	$804,667
2.250% 2/01/32	80,000	78,616
2.300% 6/01/27	540,000	559,106
3.100% 2/01/43	660,000	647,361
3.550% 9/15/55 (b)	353,000	354,857
4.250% 3/01/27	260,000	295,090
4.350% 6/15/45	101,000	115,956
Sprint Capital Corp.
8.750% 3/15/32	130,000	197,600
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.360% STEP 3/20/23 (b)	12,500	12,563
4.738% 3/20/25 (b)	206,250	221,277
T-Mobile USA, Inc.
2.050% 2/15/28	70,000	70,997
2.250% 2/15/26	70,000	70,525
2.250% 11/15/31	70,000	69,053
2.550% 2/15/31	200,000	202,074
2.625% 2/15/29	230,000	227,125
2.875% 2/15/31	170,000	168,725
3.000% 2/15/41	110,000	108,644
3.300% 2/15/51	20,000	19,967
3.500% 4/15/25	1,280,000	1,387,322
3.500% 4/15/31	240,000	248,302
3.500% 4/15/31 (b)	210,000	217,264
3.750% 4/15/27	50,000	55,250
3.875% 4/15/30	700,000	781,578
Telefonica Emisiones SA
5.213% 3/08/47	150,000	187,306
Verizon Communications, Inc.
0.850% 11/20/25	90,000	89,051
1.450% 3/20/26	180,000	181,775
1.750% 1/20/31	280,000	268,651
2.100% 3/22/28	270,000	275,783
2.550% 3/21/31	800,000	818,628
2.625% 8/15/26	300,000	318,998
2.650% 11/20/40	650,000	626,119
2.875% 11/20/50	950,000	907,268
3.000% 3/22/27	90,000	96,820
3.150% 3/22/30	230,000	248,215
3.376% 2/15/25	300,000	326,094
3.500% 11/01/24	160,000	173,114
3.850% 11/01/42	40,000	45,390
3.875% 2/08/29	130,000	147,863
4.000% 3/22/50	120,000	138,079
4.125% 3/16/27	130,000	147,931
4.125% 8/15/46	180,000	212,564
4.329% 9/21/28	820,000	953,239
4.400% 11/01/34	270,000	322,065
4.500% 8/10/33	670,000	801,479
4.522% 9/15/48	240,000	297,114
4.862% 8/21/46	250,000	323,671
5.250% 3/16/37	170,000	223,429
5.500% 3/16/47	30,000	41,979
Vodafone Group PLC
4.375% 5/30/28	420,000	488,974
		15,575,518

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 0.2%
Union Pacific Corp.
2.150% 2/05/27	$50,000	$51,880
2.891% 4/06/36 (b)	620,000	644,885
3.750% 7/15/25	190,000	210,619
3.750% 2/05/70	250,000	275,848
3.839% 3/20/60	300,000	341,865
		1,525,097

TOTAL CORPORATE DEBT (Cost $240,736,572)		263,420,480

MUNICIPAL OBLIGATIONS — 0.0%
Northeast Ohio Regional Sewer District, Revenue Bond
5.000% 11/15/43	50,000	54,495
State of California
General Obligation, 5.000% 4/01/42	70,000	72,465
General Obligation, 5.000% 11/01/43	50,000	55,414
		182,374

TOTAL MUNICIPAL OBLIGATIONS (Cost $173,256)		182,374

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.0%
Auto Floor Plan Asset-Backed Securities — 0.2%
Ford Credit Floorplan Master, Series 2018-4, Class A
4.060% 11/15/30	1,100,000	1,262,603
Automobile Asset-Backed Securities — 0.1%
Hertz Vehicle Financing II LP
Series 2019-3A, Class A, 2.670% 12/26/25 (b)	67,008	67,003
Series 2016-2A, Class B, 3.940% 3/25/22 (b)	680,000	675,590
		742,593
Commercial Mortgage-Backed Securities — 4.0%
BAMLL Commercial Mortgage Securities Trust, Series 2020-JGDN, Class A, 1 mo. USD LIBOR + 2.750%
2.823% FRN 11/15/30 (b)	2,620,000	2,656,026
Banc of America Merrill Lynch Trust, Series 2016-GG10, Class AJA,
6.024% VRN 8/10/45 (b) (d)	708,576	307,239
BANK, Series 2017-BNK4, Class XA,
1.551% VRN 5/15/50 (d)	3,611,498	210,607
BBCCRE Trust, Series 2015-GTP, Class E,
4.715% VRN 8/10/33 (b) (d)	1,020,000	975,636
BX Trust
Series 2018-IND, Class G, 1 mo. USD LIBOR + 2.050% 2.123% FRN 11/15/35 (b)	357,000	357,334
Series 2018-IND, Class H, 1 mo. USD LIBOR + 3.000% 3.073% FRN 11/15/35 (b)	1,533,000	1,535,111
CD Mortgage Trust, Series 2017-CD3, Class A4
3.631% 2/10/50	400,000	442,722
CHT Mortgage Trust, Series 2017-CSMO, Class A, 1 mo. USD LIBOR + .930%
1.003% FRN 11/15/36 (b)	460,000	460,432
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS, 3.571% 2/10/48	390,000	413,881

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2014-GC23, Class B, 4.175% VRN 7/10/47 (d)	$350,000	$376,143
Credit Suisse Mortgage Trust
Series 2014-USA, Class A2, 3.953% 9/15/37 (b)	190,000	204,788
Series 2019-RIO Class A, 1 mo. USD LIBOR + 3.024% 4.024% FRN 12/15/21 (b)	2,500,000	2,440,512
Series 2014-USA, Class E, 4.373% 9/15/37 (b)	140,000	125,437
Series 2014-USA, Class F, 4.373% 9/15/37 (b)	2,440,000	1,912,588
Series 2017-CHOP, Class G, 1 mo. USD LIBOR + 5.350% 5.673% FRN 7/15/32 (b)	1,700,000	1,396,663
GS Mortgage Securities Corp. II, Series 2021-ROSS, Class A, 1 mo. USD LIBOR + 1.150%
1.223% FRN 5/15/26 (b)	370,000	370,016
GS Mortgage Securities Trust
Series 2018-SRP5, Class A, 1 mo. USD LIBOR + 1.300% 1.623% FRN 9/15/31 (b)	1,350,000	1,286,525
Series 2015-GC30, Class AS, 3.777% VRN 5/10/50 (d)	280,000	299,791
Series 2006-GG8, Class AJ, 5.622% 11/10/39	85,275	25,583
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class XA, 0.834% VRN 4/15/47 (d)	1,083,542	15,257
Series 2014-C21, Class AS, 3.997% 8/15/47	250,000	270,162
Series 2015-C31, Class B, 4.773% VRN 8/15/48 (d)	160,000	176,886
Series 2013-C17, Class B, 5.048% VRN 1/15/47 (d)	30,000	31,756
JPMCC Commercial Mortgage Securities Trust, Series 2019-BOLT, Class A, 1 mo. USD LIBOR + 1.150%
1.223% FRN 7/15/34 (b)	871,158	871,665
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class XA,
0.992% VRN 10/15/50 (d)	7,562,290	325,879
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ,
6.193% VRN 9/12/49 (d)	5,437	5,217
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4
3.306% 4/15/48	420,000	449,058
Morgan Stanley Capital I Trust
Series 2019-BPR, Class A, 1 mo. USD LIBOR + 1.400% 1.473% FRN 5/15/36 (b)	1,360,000	1,324,421
Series 2019-L2, Class B, 4.494% VRN 3/15/52 (d)	850,000	984,250
Series 2006-IQ12, Class AJ, 5.399% 12/15/43	12,740	7,646
Series 2007-IQ13, Class AJ, 5.438% 3/15/44	1,221	1,217
Natixis Commercial Mortgage Securities Trust
Series 2019-FAME, Class A, 3.047% 8/15/36 (b)	1,270,000	1,291,751
Series 2019-10K, Class E, 4.272% VRN 5/15/39 (b) (d)	1,710,000	1,640,952
Shops at Crystals Trust, Series 2016-CSTL, Class A
3.126% 7/05/36 (b)	320,000	336,673
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 1 mo. USD LIBOR + .900%
0.980% FRN 11/11/34 (b)	267,326	267,493
UBS Commercial Mortgage Trust
Series 2017-C1, Class A4, 3.460% 6/15/50	170,000	186,838
Series 2017-C2, Class A4, 3.487% 8/15/50	570,000	627,410
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A,
4.104% VRN 9/14/22 (b) (d)	113,073	114,137
Wells Fargo Commercial Mortgage Trust
Series 2019-C52, Class XA, 1.760% VRN 8/15/52 (d)	5,858,956	600,363
Series 2016-BNK1, Class B, 2.967% 8/15/49	780,000	809,960
Series 2015-NXSI, Class AS, 3.406% 5/15/48	190,000	201,512
Series 2013-LC12, Class B, 4.435% VRN 7/15/46 (d)	140,000	139,722
WFRBS Commercial Mortgage Trust
Series 2014-C24, Class AS, 3.931% 11/15/47	190,000	200,724

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2014-C24, Class B, 4.204% VRN 11/15/47 (d)	$190,000	$191,544
Series 2014-C24, Class C, 4.290% VRN 11/15/47 (d)	190,000	176,766
		27,046,293
Home Equity Asset-Backed Securities — 0.6%
Accredited Mortgage Loan Trust 2006-2, Series 2006-2, Class M1, 1 mo. USD LIBOR + .270%
0.362% FRN 9/25/36	420,000	396,720
Asset Backed Securities Corp. Home Equity Loan Trust
Series 2007-HE1, Class A4, 1 mo. USD LIBOR + .140% 0.232% FRN 12/25/36	1,170,078	1,102,400
Series 2003-HE6, Class A3B, 1 mo. USD LIBOR + .960% 1.052% FRN 11/25/33	1,249,236	1,120,252
GSAA Home Equity Trust, Series 2006-5, Class 2A3, 1 mo. USD LIBOR + .540%
0.632% FRN 3/25/36	369,369	225,573
RBSSP Resecuritization Trust, Series 2010-4, Class 6A2,
5.825% STEP 2/26/36 (b)	1,109,386	1,121,159
		3,966,104
Manufactured Housing Asset-Backed Securities — 0.1%
Conseco Finance Corp., Series 1996-4, Class M1,
7.750% VRN 6/15/27 (d)	748,819	777,092
Other Asset-Backed Securities — 3.0%
ACRES Commercial Realty 2021-FL1 Ltd., Series 2021-FL1, Class A, 1 mo. USD LIBOR + 1.200%
1.273% FRN 6/15/36 (b)	810,000	810,501
Applebee's Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I
4.194% 6/07/49 (b)	1,220,775	1,268,441
Dividend Solar Loans LLC, Series 2019-1, Class A
3.670% 8/22/39 (b)	994,344	1,054,466
First Franklin Mortgage Loan Trust 2006-FF15, Series 2006-FF15, Class A2, 1 mo. USD LIBOR + .120%
0.212% FRN 11/25/36	377,173	358,627
HSI Asset Securitization Corp., Series 2005-II, Class 2A4, 1 mo. USD LIBOR + .780%
0.872% FRN 11/25/35	1,615,488	1,577,273
InStar Leasing III LLC, Series 2021-1A, Class A
2.300% 2/15/54 (b)	618,839	621,448
ITE Rail Fund Levered LP, Series 2021-1A, Class A
2.250% 2/28/51 (b)	766,658	770,958
Legacy Mortgage Asset Trust
Series 2019-GS5, Class A1, 3.200% STEP 5/25/59 (b)	1,343,846	1,344,795
Series 2019-GS1, Class A1, 4.000% STEP 1/25/59 (b)	893,640	894,443
Magnolia Finance XI DAC, Series 2019-1OTF, Class A1, 3 mo. USD LIBOR + 2.900%
3.086% FRN 8/09/24 (b)	970,000	935,396
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1
1.850% 11/20/50 (b)	781,964	793,758
PFCA Home Equity Investment Trust, Series 2003-IFC6, Class A,
4.648% VRN 4/22/35 (b) (d)	578,712	575,292
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class M2 (ABS),
6.217% STEP 4/25/35	1,518,540	1,196,358
RAMP Trust, Series 2006-NC3, Class M1, 1 mo. USD LIBOR + .340%
0.602% FRN 3/25/36	2,080,000	1,979,656

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Saxon Asset Securities Trust 2006-3, Series 2006-3, Class A4, 1 mo. USD LIBOR + .240%
0.332% FRN 10/25/46	$440,000	$391,842
SBA Small Business Investment Cos.
Series 2019-25G, Class 1, 2.690% 7/01/44	251,613	270,329
Series 2019-20D, Class 1, 2.980% 4/01/39	169,186	182,529
Series 2019-10A, Class 1, 3.113% 3/10/29	454,230	487,502
Series 2018-10B, Class 1, 3.548% 9/10/28	317,358	341,926
Structured Asset Investment Loan Trust, Series 2004-8, Class A9, 1 mo. USD LIBOR + 1.000%
1.092% FRN 9/25/34	984,165	960,214
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class A1, 1 mo. USD LIBOR + .210%
0.302% FRN 2/25/37	2,828,901	2,714,888
Towd Point Mortgage Trust 2017-4, Series 2017-4, Class B2,
3.472% VRN 6/25/57 (b) (d)	740,000	786,076
		20,316,718
Student Loans Asset-Backed Securities — 0.9%
College Ave Student Loans 2019-A LLC, Series 2019-A, Class A2
3.280% 12/28/48 (b)	330,345	341,273
Navient Student Loan Trust
Series 2017-2A, Class A, 1 mo. USD LIBOR + 1.050% 1.142% FRN 12/27/66 (b)	1,414,585	1,437,178
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 1.242% FRN 7/26/66 (b)	1,030,000	1,058,806
SLM Student Loan Trust
Series 2005-A, Class A4, 3 mo. USD LIBOR + .310% 0.429% FRN 12/15/38	1,029,894	1,012,149
Series 2003-7A, Class A5A, 3 mo. USD LIBOR + 1.200% 1.319% FRN 12/15/33 (b)	408,193	401,483
SMB Private Education Loan Trust
Series 2021-A, Class A2B, 1.590% 1/15/53 (b)	1,550,000	1,546,754
Series 2021-A, Class B, 2.310% 1/15/53 (b)	600,000	609,622
		6,407,265
Whole Loan Collateral Collateralized Mortgage Obligations — 2.0%
Bear Stearns Asset -Backed Securities I Trust, Series 2005-AC8, Class A3, 1 mo. USD LIBOR + 7.650%
7.559% FRN 11/25/35	713,299	219,576
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A4, 1 mo. USD LIBOR + .350%
0.442% FRN 5/25/37	1,781,601	762,240
Credit Suisse Mortgage Trust
Series 2015-4R, Class 3A3, 1 mo. USD LIBOR + .310% 0.712% FRN 10/27/36 (b)	794,526	400,302
Series 2021-2R, Class 1A1, 1 mo. USD LIBOR + 1.750% 1.836% FRN 7/25/47 (b)	875,591	878,065
Series 2015-2R, Class 7A2, 2.546% VRN 8/27/36 (b) (d)	2,266,196	1,859,585
Series 2018-J1, Class A2, 3.500% VRN 2/25/48 (b) (d)	1,703,052	1,739,284
Flagstar Mortgage Trust, Series 2018-2, Class A4,
3.500% VRN 4/25/48 (b) (d)	139,571	140,591
GSMSC Resecuritization Trust, Series 2014-2R, Class 3B, 1 mo. USD LIBOR + .610%
0.702% FRN 11/26/37 (b)	1,220,000	1,057,763
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3,
2.883% VRN 10/25/35 (d)	56,012	40,400

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
HarborView Mortgage Loan Trust, Series 2006-2, Class 1A,
2.623% VRN 2/25/36 (d)	$29,833	$13,560
JP Morgan Mortgage Trust
Series 2018-3, Class A1, 3.500% VRN 9/25/48 (b) (d)	511,448	521,104
Series 2018-5, Class A1, 3.500% VRN 10/25/48 (b) (d)	277,505	282,737
Series 2018-4, Class A1, 3.500% VRN 10/25/48 (b) (d)	232,746	236,651
Morgan Stanley Resecuritization Trust, Series 2015-R3, Class 7A2, 12 mo. MTA + .770%
0.897% FRN 4/26/47 (b)	300,000	287,198
MRA Issuance Trust, Series 2021-EB01, Class A1X, 1 mo. USD LIBOR + 1.750%
1.842% FRN 10/08/21 (b)	1,110,000	1,109,867
New Residential Mortgage Loan Trust
Series 2018-RPL1, Class M2, 3.500% VRN 12/25/57 (b) (d)	730,000	790,510
Series 2017-4A, Class A1, 4.000% VRN 5/25/57 (b) (d)	365,212	394,606
Prime Mortgage Trust
Series 2006-DR1, Class 1A1, 5.500% 5/25/35 (b)	8,747	8,397
Series 2006-DR1, Class 2A2, 6.000% 5/25/35 (b)	606,165	542,446
RBSSP Resecuritization Trust, Series 2013-4, Class 1A2, 1 mo. USD LIBOR + 1.500%
1.648% FRN 12/26/37 (b)	2,164,167	1,858,821
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 1A1,
2.850% VRN 8/25/36 (d)	193,076	150,202
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1, 12 mo. MTA + 2.150%
2.266% FRN 3/25/46	206,484	200,301
		13,494,206
Whole Loan Collateral Planned Amortization Classes — 0.0%
Alternative Loan Trust, Series 2006-18CB, Class A6, 1 mo. USD LIBOR + 28.600%
28.234% FRN 7/25/36	47,794	69,468
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1B, 12 mo. MTA + 1.000%
1.116% FRN 2/25/46	635,225	606,385

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $73,524,756)		74,688,727

SOVEREIGN DEBT OBLIGATIONS — 9.9%
Abu Dhabi Government International Bond
2.500% 10/11/22 (b)	670,000	688,425
3.125% 9/30/49 (b)	1,530,000	1,558,917
Argentine Republic Government International Bond
0.125% STEP 7/09/30	1,244,579	447,426
0.125% STEP 7/09/35	1,927,319	610,016
0.125% STEP 7/09/41	110,000	39,325
1.000% 7/09/29	153,987	58,315
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/23 BRL (f)	15,801,000	3,140,962
10.000% 1/01/25 BRL (f)	7,440,000	1,505,251
10.000% 1/01/27 BRL (f)	1,935,000	393,397
Brazilian Government International Bond
4.625% 1/13/28	420,000	454,033
5.000% 1/27/45	510,000	514,156

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.625% 1/07/41	$2,110,000	$2,292,705
Colombia Government International Bond
3.250% 4/22/32	430,000	421,679
4.125% 2/22/42	440,000	428,340
5.625% 2/26/44	520,000	589,165
Egypt Government International Bond
5.577% 2/21/23 (b)	370,000	388,490
Indonesia Government International Bond
3.500% 1/11/28	400,000	436,565
3.750% 4/25/22 (b)	1,030,000	1,056,698
4.350% 1/11/48	450,000	510,260
5.125% 1/15/45	1,360,000	1,681,952
6.500% 2/15/31 IDR (f)	98,573,000,000	6,742,393
Italy Buoni Poliennali Del Tesoro
2.300% 10/15/21 EUR (f)	7,950,000	9,502,976
Kenya Government International Bond
6.300% 1/23/34 (b)	650,000	648,375
Kuwait Government International Bond
3.500% 3/20/27 (b)	530,000	590,897
Mexican Bonos
7.750% 11/13/42 MXN (f)	34,785,600	1,791,614
8.000% 11/07/47 MXN (f)	195,560,000	10,333,856
8.500% 5/31/29 MXN (f)	60,540,000	3,341,028
Mexico Government International Bond
4.750% 3/08/44	1,020,000	1,126,315
Nigeria Government International Bond
6.500% 11/28/27 (b)	200,000	212,000
7.143% 2/23/30 (b)	210,000	221,425
Panama Government International Bond
2.252% 9/29/32	310,000	297,448
4.500% 4/01/56	350,000	395,927
Peruvian Government International Bond
6.550% 3/14/37	750,000	1,031,257
Provincia de Buenos Aires
6.500% 2/15/23 (b) (g)	170,000	74,377
7.875% 6/15/27 (b) (g)	160,000	71,602
9.125% 3/16/24 (b) (g)	160,000	71,202
Qatar Government International Bond
4.000% 3/14/29 (b)	380,000	437,289
4.817% 3/14/49 (b)	1,280,000	1,646,400
Republic of Poland Government International Bond
4.000% 1/22/24	910,000	990,411
Russian Federal Bond— OFZ
6.900% 5/23/29 RUB (f)	269,798,000	3,675,193
7.050% 1/19/28 RUB (f)	239,886,000	3,301,323
7.250% 5/10/34 RUB (f)	60,500,000	838,726
7.700% 3/16/39 RUB (f)	86,260,000	1,248,066
7.750% 9/16/26 RUB (f)	8,260,000	117,103
8.150% 2/03/27 RUB (f)	55,120,000	796,717
State of Israel
2.750% 7/03/30	310,000	330,897
3.375% 1/15/50	210,000	224,335
		67,275,229

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $70,113,578)		67,275,229

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 17.8%
Collateralized Mortgage Obligations — 1.7%
Federal Home Loan Mortgage Corp.
Series 3422, Class AI, 0.250% STEP 1/15/38	$10,495	$80
Series 5018, Class MI, 2.000% 10/25/50	385,571	50,670
Series 5010, Class IK, 2.500% 9/25/50	262,015	34,669
Series 5010, Class JI, 2.500% 9/25/50	569,395	85,236
Series 5013, Class IN, 2.500% 9/25/50	288,459	45,332
Series 5040, Class IB, 2.500% 11/25/50	190,777	25,634
Series 5059, Class IB, 2.500% 1/25/51	786,851	124,259
Series 5069, Class MI, 2.500% 2/25/51	97,190	14,066
Series 4793, Class CB, 3.000% 5/15/48	363,091	382,200
Series 4793, Class CD, 3.000% 6/15/48	238,370	250,924
Series 4813, Class CJ, 3.000% 8/15/48	172,803	180,149
Series 353, Class S1, 1 mo. USD LIBOR + 6.000% 5.927% FRN 12/15/46	318,341	65,955
Series R007, Class ZA, 6.000% 5/15/36	80,033	93,453
Series 334, Class S7, 1 mo. USD LIBOR + 6.100% 6.027% FRN 8/15/44	134,824	27,620
Series 3621, Class SB, 1 mo. USD LIBOR + 6.230% 6.157% FRN 1/15/40	29,053	6,099
Series 4203, Class PS, 1 mo. USD LIBOR + 6.250% 6.177% FRN 9/15/42	131,415	19,240
Series 3973, Class SA, 1 mo. USD LIBOR + 6.490% 6.417% FRN 12/15/41	190,690	43,365
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K743, Class X1, 0.926% VRN 5/25/28 (d)	4,000,000	236,628
Series K110, Class X1, 1.815% VRN 4/25/30 (d)	1,298,166	165,374
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series 2012-K20, Class X2A, 0.200% 5/25/45 (b)	2,980,481	3,342
Series K741, Class X1, 0.658% VRN 12/25/27 (d)	2,999,621	100,533
Series K094, Class X1, 1.016% VRN 6/25/29 (d)	998,057	62,425
Series KC05, Class X1, 1.341% VRN 6/25/27 (d)	1,574,891	72,571
Series K736, Class X1, 1.437% VRN 7/25/26 (d)	2,188,550	120,387
Series 2019-KF58, Class B, 1 mo. USD LIBOR + 2.150% 2.236% FRN 1/25/26 (b)	915,599	912,881
Federal National Mortgage Association
Series 2006-118, Class IP1, 0.157% FRN 12/25/36 (d)	70,758	4,122
Series 2006-118, Class IP2, 0.157% FRN 12/25/36 (d)	54,585	3,868
Series 2005-88, Class IP, 1.648% FRN 10/25/35 (d)	26,865	1,292
Series 2006-88, Class IP, 1.850% 3/25/36	37,808	2,004
Series 2020-47, Class GZ, 2.000% 7/25/50	306,055	285,248
Series 2020-97, Class AI, 2.000% 1/25/51	197,179	26,048
Series 2020-56, Class DI, 2.500% 8/25/50	462,948	69,732
Series 2020-57, Class NI, 2.500% 8/25/50	379,467	54,348
Series 2020-74, Class EI, 2.500% 10/25/50	186,228	28,630
Series 2020-89, Class DI, 2.500% 12/25/50	1,300,318	175,199
Series 2021-3, Class QI, 2.500% 2/25/51	877,559	117,852
Series 2021-3, Class IB, 2.500% 2/25/51	295,597	48,875
Series 2006-59, Class IP, 2.549% FRN 7/25/36 (d)	84,160	6,682
Series 409, Class C2, 3.000% 4/25/27	71,066	3,767
Series 409, Class C13, 3.500% 11/25/41	77,640	9,586
Series 409, Class C18, 4.000% 4/25/42	89,670	13,052
Series 409, Class C22, 4.500% 11/25/39	51,676	8,462
Series 2011-59, Class NZ, 5.500% 7/25/41	360,875	406,980
Series 2013-9, Class CB, 5.500% 4/25/42	300,038	333,680
Series 2013-124, Class SB, 1 mo. USD LIBOR + 5.950% 5.859% FRN 12/25/43	327,352	60,051
Series 2012-46, Class BA, 6.000% 5/25/42	76,930	88,754
Series 2016-61, Class BS, 1 mo. USD LIBOR + 6.100% 6.009% FRN 9/25/46	107,853	19,536

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-76, Class SB, 1 mo. USD LIBOR + 6.100% 6.009% FRN 10/25/57	$644,772	$136,674
Series 2012-133, Class CS, 1 mo. USD LIBOR + 6.150% 6.059% FRN 12/25/42	93,963	19,506
Series 2012-134, Class SK, 1 mo. USD LIBOR + 6.150% 6.059% FRN 12/25/42	182,324	40,006
Series 2013-54, Class BS, 1 mo. USD LIBOR + 6.150% 6.059% FRN 6/25/43	248,588	60,355
Series 2017-85, Class SC, 1 mo. USD LIBOR + 6.200% 6.109% FRN 11/25/47	190,405	35,597
Series 2012-35, Class SC, 1 mo. USD LIBOR + 6.500% 6.409% FRN 4/25/42	83,060	17,861
Series 2011-87, Class SG, 1 mo. USD LIBOR + 6.550% 6.459% FRN 4/25/40	119,575	12,519
Series 2011-96, Class SA, 1 mo. USD LIBOR + 6.550% 6.459% FRN 10/25/41	188,332	35,922
Series 2012-28, Class B, 6.500% 6/25/39	10,496	11,359
Series 2013-9, Class BC, 6.500% 7/25/42	90,064	106,446
Series 2012-74, Class SA, 1 mo. USD LIBOR + 6.650% 6.559% FRN 3/25/42	47,563	8,675
Series 2012-51, Class B, 7.000% 5/25/42	65,046	78,372
Federal National Mortgage Association ACES
Series 2020-M36, Class X1, 1.561% VRN 9/25/34 (d)	1,293,375	132,436
Series 2019-M28, Class AV, 2.232% 2/25/27	121,389	127,480
Series 2020-M6, Class A, 2.500% 10/25/37	94,167	100,188
Series 2019-M19, Class A2, 2.560% 9/25/29	489,746	528,753
Series 2017-M8, Class A2, 3.061% VRN 5/25/27 (d)	100,000	109,941
Series 2019-M5, Class A2, 3.273% 2/25/29	270,000	303,523
Series 2019-M4, Class A2, 3.610% 2/25/31	130,000	152,347
Federal National Mortgage Association Grantor Trust Series 2017-T1, Class A 2.898% 6/25/27	99,608	108,304
Government National Mortgage Association
Series 2018-H07, Class FD, 1 mo. USD LIBOR + .300% 0.407% FRN 5/20/68	385,663	386,386
Series 2012-144, Class IO, 0.409% VRN 1/16/53 (d)	3,031,764	53,910
Series 2010-H28, Class FE, 1 mo. USD LIBOR + .400% 0.507% FRN 12/20/60	108,753	109,318
Series 2012-135, Class IO, 0.532% VRN 1/16/53 (d)	3,580,144	84,372
Series 2014-H20, Class FA, 1 mo. USD LIBOR + .430% 0.537% FRN 10/20/64	1,165,080	1,172,123
Series 2020-H13, Class FA, 1 mo. USD LIBOR + .450% 0.543% FRN 7/20/70	188,900	190,394
Series 2020-H13, Class FC, 1 mo. USD LIBOR + .450% 0.543% FRN 7/20/70	83,213	83,873
Series 2014-186, Class IO, 0.563% VRN 8/16/54 (d)	855,415	19,141
Series 2011-H08, Class FG, 1 mo. USD LIBOR + .480% 0.587% FRN 3/20/61	88,765	89,552
Series 2011-H09, Class AF, 1 mo. USD LIBOR + .500% 0.607% FRN 3/20/61	64,482	65,022
Series 2017-41, Class IO, 0.683% VRN 7/16/58 (d)	1,354,024	62,911
Series 2021-60, Class IO, 0.838% VRN 5/16/63 (d)	2,492,973	202,561
Series 2021-22, Class IO, 0.989% VRN 5/16/63 (d)	1,089,535	96,118
Series 2020-H09, Class FL, 1 mo. USD LIBOR + 1.150% 1.243% FRN 5/20/70	567,687	602,355
Series 2020-H09, Class NF, 1 mo. USD LIBOR + 1.250% 1.343% FRN 4/20/70	167,685	175,109
Series 2014-22, Class IA, 1.405% FRN 11/20/42 (d)	25,384	924
Series 2017-H18, Class BI, 1.690% VRN 9/20/67 (d)	3,885,870	263,952

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2012-H27, Class AI, 1.742% VRN 10/20/62 (d)	$505,912	$24,509
Series 2020-181, Class WI, 2.000% 12/20/50	1,557,977	174,091
Series 2017-H20, Class IB, 2.068% VRN 10/20/67 (d)	79,615	7,102
Series 2017-H15, Class KI, 2.300% VRN 7/20/67 (d)	158,635	16,036
Series 2020-123, Class NI, 2.500% 8/20/50	484,691	67,141
Series 2020-123, Class IL, 2.500% 8/20/50	195,572	26,860
Series 2020-127, Class IN, 2.500% 8/20/50	194,122	26,542
Series 2020-129, Class IE, 2.500% 9/20/50	194,335	26,778
Series 2020-160, Class IH, 2.500% 10/20/50	195,456	28,337
Series 2020-160, Class YI, 2.500% 10/20/50	780,765	111,670
Series 2020-160, Class VI, 2.500% 10/20/50	292,229	42,041
Series 2013-107, Class AD, 2.756% VRN 11/16/47 (d)	222,558	232,676
Series 2019-123, Class A, 3.000% 10/20/49	56,222	56,966
Series 2012-66, Class CI, 3.500% 2/20/38	23,060	330
Series 2013-53, Class OI, 3.500% 4/20/43	516,159	53,740
Series 2020-47, Class MI, 3.500% 4/20/50	368,617	55,760
Series 2020-47, Class NI, 3.500% 4/20/50	92,013	14,860
Series 2014-176, Class IA, 4.000% 11/20/44	56,362	7,769
Series 2015-167, Class OI, 4.000% 4/16/45	67,486	10,927
Series 2016-84, Class IG, 4.500% 11/16/45	302,673	54,084
Series 2014-117, Class SJ, 1 mo. USD LIBOR + 5.600% 5.507% FRN 8/20/44	85,507	15,168
Series 2016-135, Class SB, 1 mo. USD LIBOR + 6.100% 6.025% FRN 10/16/46	118,988	31,326
Series 2016-21, Class ST, 1 mo. USD LIBOR + 6.150% 6.057% FRN 2/20/46	83,418	18,752
Series 2010-85, Class HS, 1 mo. USD LIBOR + 6.650% 6.557% FRN 1/20/40	16,501	1,309
		11,779,919
Pass-Through Securities — 15.2%
Federal Home Loan Mortgage Corp.
Pool #RA3882 2.000% 11/01/50	387,676	392,526
Pool #QB8602 2.000% 2/01/51	98,541	100,066
Pool #QB8604 2.000% 2/01/51	98,514	99,916
Pool #QB8773 2.000% 2/01/51	99,092	100,502
Pool #QB9087 2.000% 2/01/51	495,540	502,281
Pool #QB9090 2.000% 2/01/51	99,216	100,457
Pool #RA4703 2.000% 2/01/51	684,774	692,978
Pool #QB8975 2.000% 3/01/51	99,128	100,387
Pool #SD0552 2.000% 3/01/51	496,985	503,280
Pool #QB9482 2.000% 3/01/51	99,397	100,660
Pool #QB9961 2.000% 3/01/51	99,355	100,616
Pool #QC0041 2.000% 3/01/51	99,081	100,339
Pool #QC0160 2.000% 3/01/51	99,376	100,688
Pool #QC0161 2.000% 3/01/51	99,384	100,646
Pool #QB9290 2.000% 3/01/51	297,157	301,260
Pool #QC0297 2.000% 4/01/51	198,870	201,358
Pool #SD0573 2.000% 4/01/51	199,105	202,249
Pool #QC0885 2.000% 4/01/51	99,511	101,082
Pool #QC1164 2.000% 4/01/51	99,554	100,940
Pool #RA5117 2.000% 5/01/51	1,685,113	1,706,195
Pool #RA5155 2.000% 5/01/51	198,495	201,164
Pool #840698 5 year CMT + 1.284% 2.077% FRN 3/01/47	31,792	31,880
Pool #QK0701 2.500% 4/01/41	98,965	103,214
Pool #QB5092 2.500% 11/01/50	189,883	198,368
Pool #QB5093 2.500% 11/01/50	94,913	98,892
Pool #RA4175 2.500% 12/01/50	775,725	807,093

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #RA4414 2.500% 1/01/51	$581,195	$603,698
Pool #QB8934 2.500% 2/01/51	194,458	202,108
Pool #QC0165 2.500% 3/01/51	98,519	102,997
Pool #ZS8669 3.000% 9/01/32	107,054	112,913
Pool #ZS8673 3.000% 10/01/32	75,148	79,237
Pool #ZT1257 3.000% 1/01/46	191,887	205,970
Pool #ZM1238 3.000% 6/01/46	116,991	123,091
Pool #G67701 3.000% 10/01/46	797,111	849,466
Pool #ZS4697 3.000% 1/01/47	117,727	123,828
Pool #G60985 3.000% 5/01/47	1,576,289	1,679,329
Pool #G61637 3.000% 9/01/47	699,099	741,931
Pool #ZT1493 3.000% 9/01/48	174,809	185,985
Pool #RA1293 3.000% 9/01/49	556,357	592,015
Pool #QA5768 3.000% 1/01/50	69,387	73,099
Pool #QA5770 3.000% 1/01/50	63,085	66,546
Pool #RA3175 3.000% 7/01/50	899,780	950,980
Pool #RA3474 3.000% 9/01/50	356,948	377,705
Pool #ZT1970 3.500% 4/01/33	242,889	261,936
Pool #ZS9316 3.500% 1/01/38	398,857	428,222
Pool #Q41209 3.500% 6/01/46	199,019	213,515
Pool #ZA5318 3.500% 3/01/48	151,910	160,211
Pool #ZA5433 3.500% 6/01/48	937,502	1,002,790
Pool #RA2313 3.500% 3/01/50	892,858	946,875
Pool #Q19135 4.000% 6/01/43	33,926	37,435
Pool #Q19236 4.000% 6/01/43	26,763	29,313
Pool #Q19985 4.000% 7/01/43	969,668	1,064,542
Pool #Q19615 4.000% 7/01/43	31,669	34,944
Pool #C09071 4.000% 2/01/45	237,646	257,001
Pool #ZM1097 4.000% 3/01/46	811,708	878,272
Pool #ZS4699 4.000% 1/01/47	66,060	71,188
Pool #V83342 4.000% 8/01/47	138,990	150,495
Pool #ZA5297 4.000% 3/01/48	230,736	249,099
Pool #G67713 4.000% 6/01/48	768,478	833,767
Pool #ZA6680 4.000% 4/01/49	570,749	618,489
Pool #RA2358 4.000% 3/01/50	95,681	102,106
Pool #U92272 4.500% 12/01/43	4,660	5,133
Pool #V83157 4.500% 4/01/47	1,275,393	1,388,407
Pool #Q49177 4.500% 6/01/47	254,541	278,667
Pool #RA2353 4.500% 3/01/50	115,429	124,113
Pool #Q55401 5.000% 4/01/48	273,791	300,641
Pool #Q56002 5.000% 5/01/48	39,199	43,021
Pool #ZM7733 5.000% 8/01/48	196,238	214,996
Pool #ZN1436 5.000% 11/01/48	95,967	105,087
Pool #SD0291 5.000% 3/01/50	583,458	637,040
Pool #G06875 5.500% 12/01/38	6,173	7,161
Pool #G07509 6.500% 9/01/39	11,612	13,826
Pool #G06669 6.500% 9/01/39	12,487	14,808
Pool #G07335 7.000% 3/01/39	29,617	35,882
Federal National Mortgage Association
Pool #CA8377 1.500% 12/01/35	95,301	96,592
Pool #BQ0254 2.000% 8/01/50	88,685	89,895
Pool #BQ1528 2.000% 9/01/50	93,466	94,740
Pool #BQ9224 2.000% 1/01/51	195,463	197,939
Pool #BQ9226 2.000% 1/01/51	194,615	197,086
Pool #BR1823 2.000% 1/01/51	96,521	97,687
Pool #BR4056 2.000% 2/01/51	195,209	197,688
Pool #FM5940 2.000% 2/01/51	688,934	697,424
Pool #BR2641 2.000% 2/01/51	99,059	100,406

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BR2643 2.000% 2/01/51	$96,266	$97,537
Pool #BR2644 2.000% 2/01/51	98,193	99,440
Pool #BR2664 2.000% 2/01/51	392,815	398,159
Pool #BR1967 2.000% 2/01/51	99,189	100,383
Pool #BR3500 2.000% 2/01/51	99,076	100,246
Pool #BR3256 2.000% 2/01/51	98,539	100,141
Pool #BR3257 2.000% 2/01/51	98,472	99,996
Pool #BR4035 2.000% 2/01/51	198,468	200,858
Pool #BR3286 2.000% 3/01/51	97,976	99,210
Pool #BR4722 2.000% 3/01/51	99,036	100,294
Pool #BR4753 2.000% 3/01/51	99,258	100,624
Pool #BR4756 2.000% 3/01/51	99,176	100,435
Pool #BR5458 2.000% 3/01/51	99,393	100,636
Pool #BR5487 2.000% 3/01/51	99,350	100,612
Pool #BR5587 2.000% 3/01/51	99,152	100,460
Pool #BR5577 2.000% 3/01/51	98,145	99,391
Pool #BR5649 2.000% 3/01/51	99,384	100,646
Pool #BR5633 2.000% 3/01/51	99,334	100,595
Pool #BR5634 2.000% 3/01/51	98,626	99,804
Pool #BR6462 2.000% 3/01/51	99,379	100,638
Pool #FM6343 2.000% 3/01/51	99,188	100,447
Pool #FM6400 2.000% 3/01/51	393,871	398,724
Pool #FM6448 2.000% 3/01/51	495,607	501,529
Pool #BQ9453 2.000% 3/01/51	193,083	195,749
Pool #BR4080 2.000% 3/01/51	99,139	100,395
Pool #BR5589 2.000% 3/01/51	99,345	100,604
Pool #FM6184 2.000% 3/01/51	888,867	901,515
Pool #FM6418 2.000% 3/01/51	98,020	99,415
Poll #BR3290 2.000% 3/01/51	395,726	400,738
Pool #BR7191 2.000% 4/01/51	589,980	597,361
Pool #BR7745 2.000% 4/01/51	99,570	100,956
Pool #FM6555 2.000% 4/01/51	494,083	500,032
Pool #BR7744 2.000% 4/01/51	99,405	100,851
Pool #BR8478 2.000% 4/01/51	99,580	101,029
Pool #BR8518 2.000% 4/01/51	99,510	100,895
Pool #BL5850 2.260% 4/01/30	390,751	413,928
Pool #MA2749 2.500% 9/01/36	63,145	65,827
Pool #FM3123 2.500% 3/01/38	610,372	636,293
Pool #CA9358 2.500% 3/01/41	98,646	103,699
Pool #CB0100 2.500% 4/01/41	198,042	208,556
Pool #CB0101 2.500% 4/01/41	98,939	104,006
Pool #CB0114 2.500% 4/01/41	395,370	414,137
Pool #CB0470 2.500% 5/01/41	794,501	830,725
Pool #BQ1150 2.500% 10/01/50	188,676	196,011
Pool #FM4577 2.500% 10/01/50	283,535	294,912
Pool #BQ5876 2.500% 11/01/50	96,894	100,956
Pool #BQ5882 2.500% 11/01/50	475,453	493,163
Pool #CA8460 2.500% 1/01/51	387,170	400,950
Pool #FM5423 2.500% 1/01/51	480,656	500,092
Pool #FM5944 2.500% 1/01/51	293,026	304,326
Pool #BR0757 2.500% 1/01/51	98,131	101,793
Pool #CA9121 2.500% 2/01/51	392,600	408,046
Pool #FM5713 2.500% 2/01/51	191,638	198,848
Pool #FM5743 2.500% 2/01/51	98,391	102,446
Pool #FM5904 2.500% 2/01/51	195,582	203,644
Pool #FM5931 2.500% 2/01/51	389,422	404,500
Pool #FM6460 2.500% 3/01/51	197,978	206,308
Pool #FM6871 2.500% 4/01/51 (e)	197,895	206,608

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BR6496 2.500% 4/01/51	$98,568	$103,049
Pool #BR7222 2.500% 4/01/51	198,944	206,942
Pool #FM7304 2.500% 5/01/51 (e)	199,596	207,683
Pool #FM7741 2.500% 5/01/51 (e)	200,000	208,040
Pool #FM7518 2.500% 6/01/51	1,197,189	1,248,312
Pool #FM7675 2.500% 6/01/51 (e)	300,000	312,670
Pool #FM7676 2.500% 6/01/51 (e)	100,000	104,044
Pool #AM8674 2.810% 4/01/25	50,000	53,492
Pool #MA2320 3.000% 7/01/35	60,418	63,832
Pool #MA2523 3.000% 2/01/36	405,348	427,749
Pool #MA2579 3.000% 4/01/36	305,949	322,856
Pool #MA2672 3.000% 7/01/36	629,163	663,539
Pool #MA2707 3.000% 8/01/36	367,156	387,217
Pool #MA2773 3.000% 10/01/36	1,344,199	1,417,643
Pool #MA2832 3.000% 12/01/36	695,399	732,960
Pool #BJ2544 3.000% 12/01/37	78,163	82,165
Pool #FM5783 3.000% 6/01/38	321,427	338,989
Pool #FM6134 3.000% 3/01/40	326,471	343,186
Pool #AQ7306 3.000% 1/01/43	41,431	44,342
Pool #AR1202 3.000% 1/01/43	41,991	44,941
Pool #BC0884 3.000% 5/01/46	281,608	298,578
Pool #AS7533 3.000% 7/01/46	182,070	193,440
Pool #BC1509 3.000% 8/01/46	48,718	51,562
Pool #AS7738 3.000% 8/01/46	488,084	517,802
Pool #AS7844 3.000% 9/01/46	87,866	92,996
Pool #BC2817 3.000% 9/01/46	65,249	69,058
Pool #BD8104 3.000% 10/01/46	216,383	230,437
Pool #AL9397 3.000% 10/01/46	95,532	101,110
Pool #AS8359 3.000% 11/01/46	440,007	462,948
Pool #BE0072 3.000% 11/01/46	863,193	916,560
Pool #BM1565 3.000% 4/01/47	875,241	932,088
Pool #BM4579 3.000% 4/01/47	1,724,211	1,830,271
Pool #890843 3.000% 9/01/47	465,218	494,271
Pool #CA3809 3.000% 7/01/49	54,230	57,248
Pool #FM1459 3.000% 9/01/49	380,316	396,252
Pool #BN7753 3.000% 9/01/49	1,027,395	1,090,994
Pool #BO2878 3.000% 11/01/49	163,619	170,488
Pool #BO8932 3.000% 1/01/50	47,550	50,135
Pool #CA4979 3.000% 1/01/50	207,858	218,793
Pool #BP7009 3.000% 8/01/50	149,472	157,100
Pool #AN8048 3.080% 1/01/28	210,000	231,756
Pool #BL2454 3.160% 5/01/29	87,583	97,209
Pool #MA2110 3.500% 12/01/34	89,835	95,944
Pool #MA2138 3.500% 1/01/35	46,703	49,878
Pool #AS8740 3.500% 2/01/37	98,034	104,639
Pool #FM5754 3.500% 3/01/37	84,531	90,279
Pool #890827 3.500% 12/01/37	55,993	60,098
Pool #FM6015 3.500% 8/01/39	82,850	88,432
Pool #FM0068 3.500% 2/01/40	282,426	307,456
Pool #FM0071 3.500% 2/01/40	65,392	70,207
Pool #MA1177 3.500% 9/01/42	26,814	28,922
Pool #MA1213 3.500% 10/01/42	165,144	178,128
Pool #AL3026 3.500% 12/01/42	47,398	50,976
Pool #BM4751 3.500% 3/01/43	531,626	571,763
Pool #AY6181 3.500% 4/01/45	113,276	121,368
Pool #AS6340 3.500% 12/01/45	123,829	132,791
Pool #AS6328 3.500% 12/01/45	523,286	558,215
Pool #AS6562 3.500% 1/01/46	109,139	117,037

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AS6541 3.500% 1/01/46	$128,595	$138,666
Pool #AL9546 3.500% 11/01/46	269,242	287,664
Pool #BC9096 3.500% 12/01/46	112,710	119,952
Pool #FM3347 3.500% 5/01/47	452,655	482,445
Pool #CA0907 3.500% 12/01/47	51,130	54,739
Pool #CA1526 3.500% 4/01/48	481,470	515,000
Pool #FM3469 3.500% 8/01/48	593,005	632,403
Pool #FM3141 3.500% 11/01/48	715,750	762,184
Pool #FM3773 3.500% 11/01/48	622,720	663,703
Pool #FM3278 3.500% 11/01/48	175,347	185,037
Pool #CA5164 3.500% 2/01/50	401,047	424,082
Pool #FM2333 3.500% 2/01/50	203,714	216,039
Pool #CB0545 3.500% 5/01/51	598,682	638,691
Pool #AK8441 4.000% 4/01/42	20,055	21,925
Pool #AO2711 4.000% 5/01/42	16,173	17,681
Pool #AO6086 4.000% 6/01/42	27,660	30,239
Pool #AP0692 4.000% 7/01/42	18,066	19,751
Pool #AP5333 4.000% 7/01/42	152,445	166,661
Pool #AP2530 4.000% 8/01/42	24,232	26,492
Pool #AP4903 4.000% 9/01/42	32,495	35,515
Pool #AP7399 4.000% 9/01/42	49,106	53,670
Pool #MA1217 4.000% 10/01/42	129,575	141,902
Pool #AP9229 4.000% 10/01/42	14,263	15,589
Pool #AP9766 4.000% 10/01/42	98,528	107,901
Pool #MA1253 4.000% 11/01/42	75,277	82,438
Pool #AQ3599 4.000% 11/01/42	19,597	21,418
Pool #AQ4555 4.000% 12/01/42	43,615	47,668
Pool #AQ7003 4.000% 12/01/42	41,396	45,243
Pool #AQ7082 4.000% 1/01/43	53,573	58,552
Pool #AL3508 4.000% 4/01/43	35,561	39,222
Pool #AQ4078 4.000% 6/01/43	34,534	38,089
Pool #AQ4080 4.000% 6/01/43	25,727	28,166
Pool #AT8394 4.000% 6/01/43	32,191	35,505
Pool #AB9683 4.000% 6/01/43	48,044	52,494
Pool #AT9637 4.000% 7/01/43	98,996	108,382
Pool #AT9653 4.000% 7/01/43	74,592	82,270
Pool #AT9657 4.000% 7/01/43	56,849	62,115
Pool #MA1547 4.000% 8/01/43	35,710	39,085
Pool #AS0070 4.000% 8/01/43	31,083	34,020
Pool #AS4347 4.000% 1/01/45	58,795	64,425
Pool #AS9453 4.000% 4/01/47	66,586	72,130
Pool #AS9588 4.000% 5/01/47	139,917	151,479
Pool #BH4095 4.000% 10/01/47	97,465	104,543
Pool #BM2005 4.000% 12/01/47	27,839	29,896
Pool #MA3239 4.000% 1/01/48 (e)	159,230	170,247
Pool #BJ6133 4.000% 1/01/48	31,384	33,537
Pool #FM3023 4.000% 2/01/48	53,161	57,521
Pool #FM2173 4.000% 9/01/48	80,364	86,164
Pool #FM3158 4.000% 11/01/48	178,855	193,354
Pool #FM5054 4.000% 11/01/48	173,911	186,651
Pool #FM3542 4.000% 5/01/49	60,622	65,669
Pool #BO0968 4.000% 6/01/49	131,785	140,224
Pool #FM2158 4.000% 10/01/49	55,378	59,725
Pool #CA4819 4.000% 12/01/49	64,722	69,802
Pool #CA4823 4.000% 12/01/49	202,491	215,347
Pool #FM3978 4.000% 7/01/50	122,855	132,190
Pool #BF0104 4.000% 2/01/56	106,483	118,576
Pool #BF0183 4.000% 1/01/57	60,026	66,843

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BF0191 4.000% 6/01/57	$110,567	$122,743
Pool #MA0706 4.500% 4/01/31	16,331	17,934
Pool #MA0734 4.500% 5/01/31	54,748	60,122
Pool #MA0776 4.500% 6/01/31	18,626	20,455
Pool #MA0913 4.500% 11/01/31	13,798	15,187
Pool #MA0939 4.500% 12/01/31	14,067	15,483
Pool #993117 4.500% 1/01/39	1,104	1,224
Pool #AA0856 4.500% 1/01/39	8,076	8,996
Pool #AA3495 4.500% 2/01/39	7,182	7,984
Pool #935520 4.500% 8/01/39	13,044	14,518
Pool #AD5481 4.500% 5/01/40	370,251	411,454
Pool #AD6914 4.500% 6/01/40	40,362	44,853
Pool #AD8685 4.500% 8/01/40	93,206	103,578
Pool #MA1591 4.500% 9/01/43	69,827	76,877
Pool #AL4341 4.500% 10/01/43	4,040	4,482
Pool #MA1629 4.500% 10/01/43	64,646	71,173
Pool #MA1664 4.500% 11/01/43	32,799	36,111
Pool #MA1711 4.500% 12/01/43	68,635	75,565
Pool #AL4741 4.500% 1/01/44	29,903	32,923
Pool #AW0318 4.500% 2/01/44	85,471	94,529
Pool #AL5562 4.500% 4/01/44	12,494	13,837
Pool #890604 4.500% 10/01/44	270,633	300,412
Pool #AS4271 4.500% 1/01/45	34,713	39,205
Pool #AS9760 4.500% 6/01/47	149,370	162,339
Pool #BJ9257 4.500% 6/01/48	235,143	258,592
Pool #CA2047 4.500% 7/01/48	293,516	322,786
Pool #CA2199 4.500% 8/01/48	476,738	523,831
Pool #CA2482 4.500% 10/01/48	383,321	421,066
Pool #BK7700 4.500% 10/01/48	562,842	618,266
Pool #BN1623 4.500% 11/01/48	230,928	253,668
Pool #BM5119 4.500% 12/01/48	391,627	425,809
Pool #FM3572 4.500% 9/01/49	119,675	131,497
Pool #FM1539 4.500% 9/01/49	71,042	76,467
Pool #CA5379 4.500% 3/01/50	282,015	309,807
Pool #BF0148 4.500% 4/01/56	485,806	548,066
Pool #BF0222 4.500% 9/01/57	571,854	642,104
Pool #BF0301 4.500% 8/01/58	60,567	67,837
Pool #BF0338 4.500% 1/01/59	142,269	159,346
Pool #915154 5.000% 4/01/37	38,072	43,424
Pool #974965 5.000% 4/01/38	111,440	127,292
Pool #983077 5.000% 5/01/38	31,436	35,796
Pool #310088 5.000% 6/01/38	28,247	32,271
Pool #AE2266 5.000% 3/01/40	67,731	77,264
Pool #BM3904 5.000% 5/01/48	93,437	102,788
Pool #CA2251 5.000% 8/01/48	75,783	83,027
Pool #MA3501 5.000% 10/01/48	278,529	305,152
Pool #MA3527 5.000% 11/01/48	416,388	456,188
Pool #CA2652 5.000% 11/01/48	454,562	498,580
Pool #BN0341 5.000% 12/01/48	161,540	176,980
Pool #FM1727 5.000% 9/01/49	965,197	1,077,363
Pool #FM3155 5.000% 12/01/49	126,502	138,476
Pool #FM3957 5.000% 3/01/50	240,473	262,857
Pool #937948 5.500% 6/01/37	8,065	9,387
Pool #995072 5.500% 8/01/38	14,844	17,308
Pool #BF0141 5.500% 9/01/56	542,721	642,443
Pool #481473 6.000% 2/01/29	14	16
Pool #867557 6.000% 2/01/36	1,777	2,014
Pool #AE0469 6.000% 12/01/39	127,111	150,878

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BM1948 6.000% 7/01/41	$136,455	$161,189
Pool #AL4324 6.500% 5/01/40	77,259	92,054
Pool #AE0758 7.000% 2/01/39	42,526	51,439
Government National Mortgage Association
Pool #AB2892 3.000% 9/15/42	113,120	120,470
Pool #AA5649 3.000% 9/15/42	105,655	112,520
Pool #783669 3.000% 9/15/42	199,039	211,971
Pool #AB9108 3.000% 10/15/42	742,399	790,635
Pool #AB9109 3.000% 10/15/42	64,230	68,403
Pool #AB9207 3.000% 11/15/42	58,762	62,580
Pool #784571 3.500% 6/15/48	251,077	271,036
Pool #BS8439 3.500% 5/15/50	268,151	283,434
Pool #487588 6.000% 4/15/29	1,036	1,163
Pool #596620 6.000% 10/15/32	201	232
Pool #595077 6.000% 10/15/32	251	288
Pool #604706 6.000% 10/15/33	35,688	41,284
Pool #636251 6.000% 3/15/35	3,908	4,555
Pool #782034 6.000% 1/15/36	38,474	44,730
Pool #658029 6.000% 7/15/36	13,316	15,522
Government National Mortgage Association II
Pool #785220 2.000% 12/20/50	294,520	300,744
Pool #785221 2.000% 12/20/50	387,300	395,727
Pool #785359 2.000% 3/20/51	296,050	302,307
Pool #785360 2.000% 3/20/51	99,396	101,466
Pool #BS8546 2.500% 12/20/50	98,389	102,076
Pool #BT1888 2.500% 12/20/50	196,130	203,295
Pool #MA2677 3.000% 3/20/45	195,282	206,916
Pool #MA4068 3.000% 11/20/46	32,648	34,410
Pool #MA6338 3.000% 12/20/49	475,730	498,459
Pool #MA1995 3.500% 6/20/44	78,191	84,073
Pool #MA2678 3.500% 3/20/45	34,529	36,846
Pool #784106 3.500% 1/20/46	92,215	97,942
Pool #MA3597 3.500% 4/20/46	202,265	214,827
Pool #MA3663 3.500% 5/20/46	103,959	110,415
Pool #MA3736 3.500% 6/20/46	216,061	229,478
Pool #MA3803 3.500% 7/20/46	109,006	115,776
Pool #MA4451 3.500% 5/20/47	174,777	185,194
Pool #BC4732 3.500% 10/20/47	355,354	379,977
Pool #BD0384 3.500% 10/20/47	222,807	238,246
Pool #784674 3.500% 4/20/48	2,018,671	2,197,656
Pool #784985 3.500% 9/20/48	48,256	51,072
Pool #784825 3.500% 10/20/49	180,663	187,987
Pool #BM7534 3.500% 2/20/50	141,891	153,629
Pool #MA6767 3.500% 7/20/50	70,904	74,482
Pool #MA6933 3.500% 10/20/50	261,565	274,232
Pool #MA6997 3.500% 11/20/50	185,136	194,478
Pool #MA4511 4.000% 6/20/47	1,010,604	1,080,005
Pool #MA4720 4.000% 9/20/47	678,559	725,211
Pool #MA4838 4.000% 11/20/47	524,816	560,734
Pool #MA4901 4.000% 12/20/47	201,968	215,712
Pool #MA5020 4.000% 2/20/48	196,894	210,093
Pool #MA5078 4.000% 3/20/48	233,114	248,522
Pool #MA5137 4.000% 4/20/48	186,634	198,721
Pool #BM9734 4.000% 10/20/49	74,161	79,578
Pool #BM9743 4.000% 11/20/49	78,011	83,709
Pool #BS1728 4.000% 1/20/50	79,663	85,482
Pool #BS1742 4.000% 2/20/50	72,949	78,277
Pool #BS1757 4.000% 3/20/50	73,924	79,324

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BS8420 4.000% 4/20/50	$318,335	$341,788
Pool #783298 4.500% 4/20/41	117,029	129,206
Pool #783368 4.500% 7/20/41	17,088	18,861
Pool #MA4654 4.500% 8/20/47	226,525	246,237
Pool #MA5138 4.500% 4/20/48	377,211	408,180
Pool #MA5193 4.500% 5/20/48	522,998	565,609
Pool #MA5265 4.500% 6/20/48	351,086	379,472
Pool #MA5331 4.500% 7/20/48	88,120	95,134
Pool #MA5818 4.500% 3/20/49	118,285	126,647
Pool #4747 5.000% 7/20/40	72,238	81,295
Pool #MA5712 5.000% 1/20/49	52,849	56,853
Government National Mortgage Association II TBA
2.500% 5/01/50 (e)	2,000,000	2,070,781
3.000% 7/01/49 (e)	3,400,000	3,547,422
Uniform Mortgage Backed Securities TBA
2.000% 3/01/36 (e)	2,200,000	2,269,953
2.500% 8/12/51 (e)	1,600,000	1,652,625
		102,941,570
Whole Loans — 0.9%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2020-DNA2, Class M2, 1 mo. USD LIBOR + 1.850% 1.942% FRN 2/25/50 (b)	770,000	775,934
Series 2020-DNA6, Class M2, SOFR30A + 2.000% 2.018% FRN 12/25/50 (b)	780,000	787,240
Series 2020-DNA1, Class B1, 1 mo. USD LIBOR + 2.300% 2.392% FRN 1/25/50 (b)	380,000	380,000
Series 2017-DNA1, Class B1, 1 mo. USD LIBOR + 4.950% 5.042% FRN 7/25/29	1,450,000	1,558,852
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2019-R07, Class 1M2, 1 mo. USD LIBOR + 2.100% 2.192% FRN 10/25/39 (b)	329,166	330,576
Series 2018-C03, Class 1M2, 1 mo. USD LIBOR + 2.150% 2.242% FRN 10/25/30	1,308,329	1,322,711
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 2.392% FRN 8/25/31 (b)	523,585	527,123
Series 2018-C05, Class 1B1, 1 mo. USD LIBOR + 4.250% 4.342% FRN 1/25/31	370,000	386,753
		6,069,189

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $119,305,688)		120,790,678

U.S. TREASURY OBLIGATIONS — 12.0%
U.S. Treasury Bonds & Notes — 12.0%
U.S. Treasury Bond
1.250% 5/15/50	16,190,000	13,228,906
1.625% 11/15/50	5,710,000	5,130,393
1.875% 2/15/51	9,390,000	8,966,639
2.000% 2/15/50	3,150,000	3,096,164
2.250% 5/15/41	300,000	312,490
2.375% 5/15/51	3,750,000	4,007,009
3.000% 2/15/48	16,000	19,074
3.750% 11/15/43	6,560,000	8,612,608
U.S. Treasury Inflation Index
0.750% 2/15/42	850,709	1,037,300
0.750% 2/15/45	102,039	126,016

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1.375% 2/15/44	$2,302,556	$3,181,754
2.125% 2/15/40	1,333,933	1,990,669
2.125% 2/15/41	255,960	386,120
U.S. Treasury Note
0.250% 11/15/23	70,000	69,885
0.250% 5/31/25	4,270,000	4,199,627
0.250% 6/30/25	40,000	39,300
0.250% 9/30/25	120,000	117,515
0.250% 10/31/25	360,000	352,125
0.375% 11/30/25	20,000	19,646
0.625% 12/31/27	760,000	735,302
0.625% 5/15/30	170,000	159,069
0.750% 4/30/26	4,480,000	4,459,103
0.750% 5/31/26	10,000	9,948
0.750% 1/31/28	7,270,000	7,083,258
0.875% 6/30/26	30,000	30,000
1.250% 5/31/28	5,520,000	5,538,643
1.250% 6/30/28	2,480,000	2,485,840
1.625% 5/15/31	3,750,000	3,812,055
U.S. Treasury Strip
0.000% 5/15/49	3,450,000	1,908,109
		81,114,567

TOTAL U.S. TREASURY OBLIGATIONS (Cost $81,838,413)		81,114,567

TOTAL BONDS & NOTES (Cost $631,653,781)		653,319,735

TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $1,150,691)		502,558

TOTAL LONG-TERM INVESTMENTS (Cost $632,804,472)		653,822,293

SHORT-TERM INVESTMENTS — 3.7%
Repurchase Agreement — 3.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (h)	25,241,134	25,241,134

TOTAL SHORT-TERM INVESTMENTS (Cost $25,241,134)		25,241,134

TOTAL INVESTMENTS — 100.2% (Cost $658,045,606) (i)		679,063,427

Other Assets/(Liabilities) — (0.2)%		(1,027,172)

NET ASSETS — 100.0%		$678,036,255

Abbreviation Legend

FRN	Floating Rate Note
IO	Interest Only
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at June 30, 2021 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $103,470,462 or 15.26% of net assets.
(c)	Security is perpetual and has no stated maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2021.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2021, these securities amounted to a value of $217,181 or 0.03% of net assets.
(h)	Maturity value of $25,241,134. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $25,745,971.
(i)	See Note 3 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
USD Put EUR Call	BNP Paribas S.A.	7/06/21	1.19	7,439,560	USD	7,439,560	$19,343	$90,636	$(71,293)
USD Put EUR Call	BNP Paribas S.A.	8/11/21	1.23	7,640,000	USD	7,640,000	1,528	55,837	(54,309)
USD Put JPY Call	Citigroup Global Markets Inc.	7/08/21	107.45	7,340,000	USD	7,340,000	51	44,370	(44,319)
USD Put NOK Call	Citigroup Global Markets Inc.	8/09/21	8.14	2,440,000	USD	2,440,000	1,464	22,790	(21,326)
USD Put NOK Call	Citigroup Global Markets Inc.	8/13/21	8.21	2,430,000	USD	2,430,000	2,950	21,141	(18,191)
USD Put EUR Call	Goldman Sachs & Co.	7/20/21	1.21	2,780,000	USD	2,780,000	1,668	33,026	(31,358)
USD Put NOK Call	Goldman Sachs & Co.	8/05/21	8.13	2,570,000	USD	2,570,000	1,028	24,728	(23,700)
USD Put EUR Call	Goldman Sachs & Co.	8/19/21	1.22	7,470,000	USD	7,470,000	5,229	92,030	(86,801)
							$33,261	$384,558	$(351,297)

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
U.S. Treasury Long Bond Future	7/02/21	162.00	213	USD	34,239,750	$36,609	$58,790	$(22,181)
U.S. Treasury Note 10 Year Future	7/02/21	133.00	414	USD	54,855,000	32,344	49,451	(17,107)
U.S. Treasury Bond Future	7/23/21	163.00	258	USD	41,473,500	137,062	139,227	(2,165)
U.S. Treasury Note 10 Year Future	7/23/21	133.00	318	USD	42,135,000	99,375	108,019	(8,644)
						$305,390	$355,487	$(50,097)

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

Put
U.S. Treasury Long Bond Future	7/02/21	158.00	213	USD	34,239,750	$6,656	$61,181	$(54,525)
U.S. Treasury Note 10 Year Future	7/02/21	131.75	414	USD	54,855,000	12,938	24,967	(12,029)
U.S. Treasury Bond Future	7/23/21	157.00	258	USD	41,473,500	56,438	145,666	(89,228)
U.S. Treasury Note 10 Year Future	7/23/21	131.00	318	USD	42,135,000	34,781	81,628	(46,847)
U.S. Treasury Note 5 Year Future	7/23/21	123.00	166	USD	20,489,328	20,750	41,646	(20,896)
Eurodollar Future	3/14/22	99.63	575	USD	143,462,500	32,344	55,558	(23,214)
						$163,907	$410,646	$(246,739)
						$469,297	$766,133	$(296,836)

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
U.S. Treasury Long Bond Future	7/02/21	160.00	71	USD	11,413,250	$(72,109)	$(57,642)	$(14,467)
U.S. Treasury Note 10 Year Future	7/02/21	132.25	138	USD	18,285,000	(56,063)	(51,152)	(4,911)
U.S. Treasury Note 10 Year Future	7/23/21	134.50	100	USD	13,250,000	(4,688)	(9,203)	4,515
U.S. Treasury Bond Future	8/27/21	163.00	129	USD	20,736,750	(161,250)	(151,417)	(9,833)
U.S. Treasury Note 10 Year Future	8/27/21	133.00	159	USD	21,067,500	(104,344)	(101,210)	(3,134)
U.S. Treasury Note 10 Year Future	8/27/21	135.50	177	USD	23,452,500	(19,359)	(27,350)	7,991
						$(417,813)	$(397,974)	$(19,839)
Put
U.S. Treasury Long Bond Future	7/02/21	160.00	71	USD	11,413,250	$(18,859)	$(74,689)	$55,830
U.S. Treasury Note 10 Year Future	7/02/21	132.25	138	USD	18,285,000	(21,563)	(49,715)	28,152
U.S. Treasury Note 10 Year Future	7/23/21	129.00	184	USD	24,380,000	(2,875)	(22,682)	19,807
U.S. Treasury Bond Future	8/27/21	157.00	129	USD	20,736,750	(100,781)	(162,933)	62,152
U.S. Treasury Note 10 Year Future	8/27/21	131.00	159	USD	21,067,500	(57,141)	(88,585)	31,444
U.S. Treasury Note 5 Year Future	8/27/21	121.75	332	USD	40,978,656	(23,344)	(23,941)	597
Eurodollar Future	3/14/22	99.38	484	USD	120,758,000	(12,100)	(24,109)	12,009
						$(236,663)	$(446,654)	$209,991
						$(654,476)	$(844,628)	$190,152

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/19/21	USD	2,549,753	IDR	37,027,512,011	$(473)
BNP Paribas SA	7/19/21	EUR	2,757,880	USD	3,328,292	(56,973)
BNP Paribas SA	7/19/21	USD	16,985,998	EUR	14,231,825	104,609
Citibank N.A.	7/19/21	CAD	33,337,369	USD	26,629,504	263,842
Citibank N.A.	7/19/21	ZAR	16,890,000	USD	1,147,341	32,940
Citibank N.A.	7/19/21	IDR	144,534,594,997	USD	9,855,079	99,568
Citibank N.A.	7/19/21	RUB	367,550,000	USD	4,701,390	312,636
Citibank N.A.	7/19/21	AUD	12,194,723	USD	9,334,280	(188,041)
Citibank N.A.	7/19/21	BRL	1,730,000	USD	308,862	38,321
Citibank N.A.	7/19/21	USD	8,409,553	EUR	7,070,000	23,319
Citibank N.A.	7/19/21	USD	15,361	MXN	312,957	(305)
Citibank N.A.	7/19/21	USD	4,473,738	IDR	64,063,933,556	61,412
Citibank N.A.	7/19/21	USD	400,529	RUB	28,950,000	5,600
Goldman Sachs International	7/19/21	RUB	309,248,825	USD	3,946,042	272,654
Goldman Sachs International	7/19/21	GBP	6,121,345	USD	8,498,784	(30,688)
Goldman Sachs International	7/19/21	USD	2,840,486	BRL	14,581,350	(85,755)
Goldman Sachs International	7/19/21	USD	624,327	RUB	45,100,000	9,084
Morgan Stanley & Co. LLC	7/19/21	JPY	981,116,379	USD	8,928,005	(95,471)
Morgan Stanley & Co. LLC	7/19/21	BRL	4,761,243	USD	834,952	120,552
Morgan Stanley & Co. LLC	7/19/21	USD	4,339,481	GBP	3,078,389	80,925
						$967,756

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Euro-OAT	9/08/21	51	$9,508,923	$108,744
Australia 10 Year Bond	9/15/21	87	9,189,292	22,677
U.S. Treasury Long Bond	9/21/21	597	94,050,963	1,916,787
U.S. Treasury Ultra Bond	9/21/21	265	49,616,314	1,445,874
U.S. Treasury Note 2 Year	9/30/21	23	5,064,415	2,952
U.S. Treasury Note 5 Year	9/30/21	2,457	303,893,970	(627,227)
90 Day Eurodollar	12/18/23	780	192,915,063	(108,813)
				$2,760,994
Short
Euro-Bund	9/08/21	214	$(43,412,071)	$(387,808)
Euro-Buxl 30 Year Bond	9/08/21	4	(939,582)	(24,385)
Japanese Government Bond 10 Year	9/13/21	6	(8,184,304)	(8,144)
U.S. Treasury Note 10 Year	9/21/21	1,399	(184,681,040)	(686,460)
U.S. Treasury Ultra 10 Year	9/21/21	81	(11,665,410)	(258,043)
90 Day Eurodollar	12/13/21	976	(243,193,252)	(306,548)
				$(1,671,388)

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

Centrally Cleared Credit Default Swap - Sell Protection††
Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 36†	1.000%	Quarterly	6/20/26	BBB+*	USD	85,980,000	$2,183,462	$1,903,295	$280,167
CDX.NA.HY Series 36†	5.000%	Quarterly	6/20/26	BB-*	USD	15,050,000	1,535,672	1,282,042	253,630
							$3,719,134	$3,185,337	$533,797

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
28 Day-MXN-TIIE-Banxico	Monthly	Fixed 7.450%	Monthly	7/18/29	MXN	88,370,000	$159,769	$37,242	$122,527
28 Day-MXN-TIIE-Banxico	Monthly	Fixed 7.440%	Monthly	7/20/29	MXN	91,920,000	163,272	46,911	116,361
3-Month USD LIBOR	Quarterly	Fixed 0.190%	Semi-Annually	6/15/22	USD	26,407,000	4,574	(119)	4,693
3-Month USD LIBOR	Quarterly	Fixed 1.100%	Semi-Annually	12/18/25	USD	42,455,000	(191,595)	—	(191,595)
Fixed 0.260%	Annually	Fed Funds	Annually	5/15/27	USD	24,700,000	904,400	(82,911)	987,311
Fixed 0.450%	Semi-Annually	3-Month USD LIBOR	Quarterly	5/15/27	USD	13,486,000	487,246	(33,752)	520,998
Fixed 0.780%	Semi-Annually	3-Month USD LIBOR	Quarterly	11/15/27	USD	3,837,000	86,554	18,719	67,835
Fixed 1.350%	Semi-Annually	3-Month USD LIBOR	Quarterly	2/15/28	USD	22,929,000	(272,915)	(19,186)	(253,729)
Fixed 1.250%	Semi-Annually	3-Month USD LIBOR	Quarterly	2/15/28	USD	8,722,000	(47,353)	8,727	(56,080)
Fixed 0.560%	Annually	12-Month USD SOFR	Annually	7/20/45	USD	5,820,000	1,102,288	78,573	1,023,715
Fixed 0.740%	Annually	12-Month USD SOFR	Annually	8/19/45	USD	4,020,000	613,210	—	613,210
Fixed 1.729%	Annually	Fed Funds	Annually	2/15/47	USD	1,575,000	(65,491)	—	(65,491)
Fixed 1.000%	Semi-Annually	3-Month USD LIBOR	Quarterly	2/15/47	USD	8,708,000	1,414,918	104,499	1,310,419
Fixed 1.225%	Semi-Annually	3-Month USD LIBOR	Quarterly	2/15/47	USD	724,000	82,329	832	81,497
Fixed 1.200%	Semi-Annually	3-Month USD LIBOR	Quarterly	2/15/47	USD	1,441,000	172,468	7,937	164,531
Fixed 1.600%	Semi-Annually	3-Month USD LIBOR	Quarterly	2/15/47	USD	1,910,000	63,639	10,484	53,155
Fixed 2.000%	Semi-Annually	3-Month USD LIBOR	Quarterly	2/15/47	USD	3,641,000	(193,345)	24,568	(217,913)
Fixed 0.900%	Semi-Annually	3-Month USD LIBOR	Quarterly	3/17/50	USD	2,610,000	529,410	3,078	526,332
Fixed 1.200%	Semi-Annually	3-Month USD LIBOR	Quarterly	10/07/50	USD	3,708,000	498,684	18,730	479,954
Fixed 2.000%	Semi-Annually	3-Month USD LIBOR	Quarterly	6/03/51	USD	339,000	(19,867)	3,526	(23,393)
Fixed 2.050%	Semi-Annually	3-Month USD LIBOR	Quarterly	6/07/51	USD	1,024,000	(72,536)	(128)	(72,408)
							$5,419,659	$227,730	$5,191,929

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
BRL CDI	Maturity	Fixed 7.024%	Maturity	Citibank N.A.	1/04/27	BRL	9,300,000	$2,409	$—	$2,409
BRL CDI	Maturity	Fixed 7.024%	Maturity	Citibank N.A.	1/04/27	BRL	11,000,000	2,849	5,820	(2,971)
BRL CDI	Maturity	Fixed 7.024%	Maturity	Citibank N.A.	1/04/27	BRL	11,846,000	3,068	7,253	(4,185)
								$8,326	$13,073	$(4,747)

*	Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody's Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company's rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
RUB	Russian Ruble
USD	U.S. Dollar
ZAR	South African Rand

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 71.7%

COMMON STOCK — 70.5%
Australia — 0.1%
Australia & New Zealand Banking Group Ltd.	757	$15,946
BHP Group Ltd.	424	15,380
Commonwealth Bank of Australia	179	13,386
CSL Ltd.	153	32,731
Fortescue Metals Group Ltd.	2,252	39,413
Goodman Group	806	12,735
Quintis Group (Acquired 7/20/16-12/04/18, Cost $355,478) (a) (b) (c) (d)	578,796	564,289
Ramsay Health Care Ltd.	174	8,202
Telstra Corp. Ltd.	7,131	20,111
Woodside Petroleum Ltd.	894	14,897
		737,090
Belgium — 0.0%
Anheuser-Busch InBev SA	194	13,971
KBC Group NV	120	9,141
		23,112
Bermuda — 0.0%
Brilliance China Automotive Holding Ltd. (c)	6,000	3,740
Brookfield Asset Management Reinsurance Partners Ltd. Class A (d)	11	581
Jardine Matheson Holdings Ltd.	3,100	198,306
Nine Dragons Paper Holdings Ltd.	13,000	16,677
		219,304
Brazil — 0.2%
Ambev SA	4,100	14,071
B3 SA - Brasil Bolsa Balcao	23,890	80,789
Banco do Brasil SA	5,840	37,725
BB Seguridade Participacoes SA	4,893	22,725
Cia Siderurgica Nacional SA	539	4,767
Engie Brasil Energia SA	4,072	32,052
Magazine Luiza SA	33,079	140,661
Petroleo Brasileiro SA Sponsored ADR (Brazil)	3,078	37,644
Vale SA Sponsored ADR	27,923	636,924
Vale SA	824	18,762
WEG SA	1,466	9,930
		1,036,050
British Virgin Islands — 0.1%
Capri Holdings Ltd. (d)	14,320	818,961

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Canada — 1.0%
Alimentation Couche-Tard, Inc. Class B	294	$10,803
The Bank of Nova Scotia	196	12,747
Barrick Gold Corp.	519	10,735
Brookfield Asset Management, Inc. Class A	1,433	73,107
Canadian National Railway Co.	347	36,612
Canadian Natural Resources Ltd.	349	12,669
CGI, Inc. (d)	155	14,053
Enbridge, Inc.	149,342	5,979,222
George Weston Ltd.	152	14,488
Lions Gate Entertainment Corp. Class A (d)	3,848	79,654
Loblaw Cos. Ltd.	348	21,417
Magna International, Inc.	90	8,333
Manulife Financial Corp.	1,270	24,998
Nutrien Ltd. (e)	633	38,355
Restaurant Brands International, Inc.	143	9,214
Shopify, Inc. Class A (d)	23	33,637
Shopify, Inc. Class A (d)	462	674,973
Sun Life Financial, Inc.	395	20,368
TC Energy Corp. (e)	1,733	85,755
Thomson Reuters Corp.	249	24,733
The Toronto-Dominion Bank	253	17,730
		7,203,603
Cayman Islands — 1.9%
AAC Technologies Holdings, Inc.	19,000	142,182
Alibaba Group Holding Ltd. (d)	36,900	1,045,480
Alibaba Group Holding Ltd. Sponsored ADR (d)	7,034	1,595,171
ANTA Sports Products Ltd.	31,000	729,853
Autohome, Inc. ADR	895	57,244
Baidu, Inc. Sponsored ADR (d)	221	45,062
China Feihe Ltd. (f)	7,000	15,110
China Hongqiao Group Ltd.	18,500	25,068
China Resources Cement Holdings Ltd.	24,000	22,813
Country Garden Services Holdings Co.Ltd.	344	3,718
Dali Foods Group Co. Ltd. (f)	15,500	9,243
Diversey Holdings Ltd. (d)	90,159	1,614,748
ENN Energy Holdings Ltd.	7,100	135,158
Haidilao International Holding Ltd. (f)	21,000	110,627
Hansoh Pharmaceutical Group Co. Ltd. (f)	122,000	532,691
Hedosophia European Growth (d)	20,637	238,830
Hengan International Group Co. Ltd.	2,500	16,743
Highland Transcend Partners I Corp. (d)	21,145	211,873
Huazhu Group Ltd. ADR (d)	1,801	95,111
ION Acquisition Corp. 2 Ltd. (d)	10,504	105,985
JD.com, Inc. ADR (d)	575	45,891
Kingdee International Software Group Co. Ltd.	131,000	443,723
Li Auto, Inc. ADR (d) (e)	27,343	955,364
Meituan (d) (f)	3,200	132,165
Ming Yuan Cloud Group Holdings Ltd.	27,000	133,782
NetEase.com, Inc. ADR	2,692	310,253
NIO, Inc. ADR (d)	855	45,486
Reinvent Technology Partners Z (d)	16,399	168,582
Sea Ltd. ADR (d)	1,313	360,550
TAL Education Group Sponsored ADR (d)	9,560	241,199
Tencent Holdings Ltd.	38,200	2,873,371
Tingyi Cayman Islands Holding Corp.	20,000	39,926

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Topsports International Holdings Ltd. (f)	4,000	$6,553
Vipshop Holdings Ltd. ADR (d)	2,203	44,236
Want Want China Holdings Ltd.	162,000	114,758
Wuxi Biologics Cayman, Inc. (d) (f)	30,598	560,824
Yihai International Holding Ltd.	28,000	188,075
ZTO Express Cayman, Inc. ADR	311	9,439
		13,426,887
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA Sponsored ADR	391	18,506
China — 1.0%
Agricultural Bank of China Ltd. Class H	129,000	44,798
Aier Eye Hospital Group Co. Ltd. Class A	24,632	270,718
Amoy Diagnostics Co. Ltd. Class A	8,550	137,743
Anhui Conch Cement Co. Ltd. Class H	1,500	7,959
Anhui Gujing Distillery Co. Ltd. Class B	500	6,922
Asymchem Laboratories Tianjin Co. Ltd. Class A	3,627	209,232
Autobio Diagnostics Co. Ltd. Class A	7,707	90,416
Bank of China Ltd. Class H	63,000	22,616
BYD Co. Ltd. Class A	20,700	805,782
China CITIC Bank Class H	14,000	6,628
China Construction Bank Corp. Class H	80,000	62,840
China COSCO Holdings Co. Ltd. Class H (d)	2,000	5,039
China Galaxy Securities Co. Ltd. Class H	13,500	8,050
China Life Insurance Co. Ltd. Class H	8,000	15,842
China Merchants Bank Co. Ltd. Class H	17,000	145,060
China National Building Material Co. Ltd. Class H	76,000	89,270
China Petroleum & Chemical Corp. Class H	108,000	54,773
China Tower Corp. Ltd. Class H (f)	52,000	7,166
Contemporary Amperex Technology Co. Ltd. Class A	21,300	1,764,132
Dongfeng Motor Group Co. Ltd. Class H	22,000	19,778
Foshan Haitian Flavouring & Food Co. Ltd. Class A	7,100	141,730
Ganfeng Lithium Co. Ltd. Class H (f)	13,800	206,194
Glodon Co. Ltd. Class A	13,900	146,617
GoerTek, Inc. Class A	3,900	25,784
Guangdong Marubi Biotechnology Co. Ltd. Class A	8,152	65,750
Guangzhou Automobile Group Co. Ltd. Class H	14,000	12,568
Guangzhou Baiyun International Airport Co. Ltd.	135,300	234,132
Haitong Securities Co. Ltd. Class H	9,200	8,058
Hangzhou Robam Appliances Co. Ltd. Class A	16,400	118,064
Hangzhou Tigermed Consulting Co. Ltd. Class H (f)	4,500	105,489
Hithink RoyalFlush Information Network Co. Ltd. Class A	1,000	17,458
Huaneng Power International, Inc. Class H	28,000	10,963
Hundsun Technologies, Inc. Class A	9,638	139,126
Industrial & Commercial Bank of China Ltd. Class H	168,000	98,567
Intco Medical Technology Co. Ltd. Class A	600	11,596
Jafron Biomedical Co. Ltd. Class A	100	1,337
Luzhou Laojiao Co. Ltd. Class A	100	3,654
PetroChina Co. Ltd. Class H	62,000	30,345
Pharmaron Beijing Co. Ltd. Class H (f)	500	13,331
PICC Property & Casualty Co. Ltd. Class H	34,000	29,741
Ping An Insurance Group Co. of China Ltd. Class A	11,444	113,872
Ping An Insurance Group Co. of China Ltd. Class H	4,500	43,933
Shanghai International Airport Co. Ltd. Class A	31,500	234,666
Shenzhen Inovance Technology Co. Ltd. Class A	15,676	180,318
Venus MedTech Hangzhou, Inc. Class H (d) (f)	32,500	271,044
Venustech Group, Inc. Class A	27,650	124,152

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	14,398	$254,206
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	5,900	21,936
WuXi AppTec Co. Ltd. Class A	7,224	175,160
Yifeng Pharmacy Chain Co. Ltd. Class A	13,884	120,538
Yonyou Network Technology Co. Ltd. Class A	15,028	77,384
		6,812,477
Denmark — 0.3%
AP Moller - Maersk A/S Class A	28	77,809
AP Moller - Maersk A/S Class B	33	94,901
Carlsberg A/S Class B	84	15,682
DSV PANALPINA A/S	3,888	906,509
Genmab A/S (d)	824	336,095
Orsted A/S (f)	52	7,315
Pandora A/S	3,341	450,192
		1,888,503
Finland — 0.2%
Neste OYJ	23,479	1,438,545
France — 3.5%
Alstom SA (d)	73,491	3,713,536
Arkema SA	16,176	2,030,925
AXA SA	1,489	37,722
BNP Paribas SA	14,311	896,213
Cie de Saint-Gobain	21,220	1,399,097
Cie Generale des Etablissements Michelin SCA	264	42,135
Credit Agricole SA	1,318	18,446
Danone SA	40,274	2,836,413
Electricite de France SA	613	8,370
EssilorLuxottica SA	11,209	2,069,713
Faurecia SE	2	98
Kering SA	697	609,924
LVMH Moet Hennessy Louis Vuitton SE	3,384	2,657,005
Orange SA	2,840	32,387
Pernod-Ricard SA	379	84,122
Safran SA	31,048	4,307,736
Sanofi	38,457	4,029,742
Sartorius Stedim Biotech	32	15,138
Schneider Electric SA	678	106,727
Societe Generale SA	17,904	527,214
TotalEnergies SE	454	20,597
Worldline SA (d) (f)	89	8,339
		25,451,599
Germany — 3.7%
adidas AG	9,846	3,666,344
Allianz SE	19,259	4,801,963
Auto1 Group SE (d) (f)	24,925	1,094,987
BASF SE	326	25,690
Bayerische Motoren Werke AG	146	15,467
Continental AG (d)	233	34,263
Daimler AG Registered	41,948	3,747,227
Deutsche Bank AG Registered (d)	905	11,789
Deutsche Boerse AG	448	78,199

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Deutsche Post AG Registered	377	$25,651
Deutsche Telekom AG	170,936	3,613,744
Evonik Industries AG	276	9,255
Fresenius Medical Care AG & Co. KGaA	467	38,793
Fresenius SE & Co. KGaA	519	27,082
Infineon Technologies AG	19,815	794,599
Puma SE	14,641	1,745,661
SAP SE	82	11,570
Siemens AG	31,184	4,941,102
Vantage Towers AG (d)	65,962	2,125,345
		26,808,731
Hong Kong — 0.5%
AIA Group Ltd.	245,200	3,047,512
China Resources Power Holdings Co. Ltd.	12,000	16,383
CLP Holdings Ltd.	13,000	128,493
Hang Lung Properties Ltd.	83,000	201,560
Hysan Development Co. Ltd.	20,000	79,724
Lenovo Group Ltd.	16,000	18,402
SJM Holdings Ltd. (d)	78,000	85,096
Sun Art Retail Group Ltd.	21,000	15,633
		3,592,803
India — 0.2%
HCL Technologies Ltd.	5,774	76,594
Housing Development Finance Corp. Ltd.	98	3,273
Indian Oil Corp. Ltd.	17,603	25,569
InterGlobe Aviation Ltd. (d) (f)	4,060	94,024
Petronet LNG Ltd.	18,923	57,746
Reliance Industries Ltd.	43,602	1,240,764
Reliance Industries Ltd.	8,164	163,563
Tata Consultancy Services Ltd.	414	18,683
		1,680,216
Indonesia — 0.0%
Bank Central Asia Tbk PT	87,100	180,963
Ireland — 0.2%
Accenture PLC Class A	182	53,652
Aon PLC Class A	206	49,184
Eaton Corp. PLC	434	64,310
Flutter Entertainment PLC (d)	526	95,670
Johnson Controls International PLC	3,556	244,048
Linde PLC	157	45,389
Medtronic PLC	675	83,788
Trane Technologies PLC	3,379	622,209
Willis Towers Watson PLC	73	16,791
		1,275,041
Israel — 0.0%
SimilarWeb Ltd. (d)	5,044	99,367
Italy — 1.6%
Assicurazioni Generali SpA	30,264	606,225
Atlantia SpA (d)	6,581	119,262
Banca Mediolanum SpA	12,989	126,265

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Buzzi Unicem SpA	4,507	$119,882
Enel SpA	577,248	5,363,378
Eni SpA	1,398	17,056
FinecoBank Banca Fineco SpA (d)	7,440	130,010
Intesa Sanpaolo	1,611,790	4,448,629
Nexi SpA (d) (f)	6,680	146,711
Poste Italiane SpA (f)	9,237	122,162
Prysmian SpA	3,833	137,478
Snam SpA	21,607	125,045
		11,462,103
Japan — 1.7%
Aisin Corp.	1,000	42,744
Asahi Kasei Corp.	1,300	14,236
Astellas Pharma, Inc.	2,650	46,130
Dai-ichi Life Holdings, Inc.	500	9,151
Daifuku Co. Ltd.	2,900	263,259
Daiichi Sankyo Co. Ltd.	700	15,081
Daikin Industries Ltd.	200	37,230
Disco Corp.	1,400	428,108
ENEOS Holdings, Inc.	4,700	19,675
Fanuc Ltd.	2,500	602,626
GMO Payment Gateway, Inc.	1,900	246,997
Honda Motor Co. Ltd.	700	22,442
Hoya Corp.	19,420	2,573,904
ITOCHU Corp.	300	8,623
Japan Post Bank Co. Ltd.	2,200	18,427
Kao Corp.	1,700	104,573
KDDI Corp.	300	9,354
Keyence Corp.	1,900	958,443
Kirin Holdings Co. Ltd.	3,400	66,275
Komatsu Ltd.	400	9,938
Kose Corp.	5,500	865,663
Kubota Corp.	600	12,131
Maeda Road Construction Co. Ltd.	2,000	39,273
Marubeni Corp.	1,300	11,299
Mitsubishi Corp.	300	8,172
Mitsubishi Estate Co. Ltd.	14,900	240,871
Mitsubishi UFJ Financial Group, Inc.	2,000	10,797
Mizuho Financial Group, Inc.	3,500	49,317
NEC Corp.	1,800	92,634
Nexon Co. Ltd.	900	20,064
Nidec Corp.	100	11,582
Nintendo Co. Ltd.	100	58,184
Nippon Telegraph & Telephone Corp.	14,080	366,763
Nissan Motor Co. Ltd. (d)	3,300	16,369
Nomura Holdings, Inc.	11,500	58,416
Ono Pharmaceutical Co. Ltd.	2,000	44,393
Oracle Corp.	600	45,921
Oriental Land Co. Ltd.	3,900	555,547
Otsuka Holdings Co. Ltd. (e)	200	8,291
Panasonic Corp.	2,500	28,915
Recruit Holdings Co. Ltd.	18,500	910,310
SG Holdings Co. Ltd.	200	5,243
Shin-Etsu Chemical Co. Ltd.	14,888	2,488,446
Softbank Corp.	1,300	17,005
Sony Group Corp.	6,700	650,256
Sumitomo Mitsui Financial Group, Inc.	1,200	41,298

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Sumitomo Mitsui Trust Holdings, Inc.	400	$12,661
Suzuki Motor Corp.	500	21,148
Takeda Pharmaceutical Co. Ltd.	800	26,868
Tokio Marine Holdings, Inc.	200	9,165
Toshiba Corp.	200	8,654
Toyota Motor Corp.	200	17,460
Z Holdings Corp.	32,100	160,957
		12,411,289
Luxembourg — 0.1%
ArcelorMittal SA	13,223	405,920
InPost SA (d)	17,034	342,226
		748,146
Mexico — 0.0%
Grupo Bimbo SAB de CV Series A	9,894	21,789
Netherlands — 2.3%
Adyen NV (d) (f)	849	2,074,890
Akzo Nobel NV	18,115	2,238,573
ASML Holding NV	5,617	3,867,313
Ferrari NV	4,085	843,247
Heineken Holding NV	430	43,320
ING Groep NV	366,000	4,842,057
Koninklijke Ahold Delhaize NV	2,189	65,084
Koninklijke Philips NV	442	21,912
NXP Semiconductors NV	13,064	2,687,526
Prosus NV	220	21,526
Schlumberger NV	882	28,233
Stellantis Nv	409	8,069
		16,741,750
New Zealand — 0.0%
Xero Ltd. (d)	117	12,018
Norway — 0.0%
LINK Mobility Group Holding ASA (d)	19,777	72,270
Telenor ASA	2,291	38,658
		110,928
Poland — 0.0%
KGHM Polska Miedz SA	177	8,706
Polski Koncern Naftowy ORLEN SA	1,009	20,326
		29,032
Portugal — 0.0%
Jeronimo Martins SGPS SA	6,985	127,409
Republic of Korea — 0.7%
Amorepacific Corp.	4,211	941,219
Hana Financial Group, Inc.	578	23,613
Kakao Corp.	10,223	1,479,399
KB Financial Group, Inc.	529	26,170
LG Chem Ltd.	1,657	1,250,920
LG Electronics, Inc.	60	8,707

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Lotte Chemical Corp.	42	$9,792
NCSoft Corp.	377	274,403
POSCO	524	161,254
Samsung Biologics Co. Ltd. (d) (f)	40	29,858
Samsung Electronics Co. Ltd.	687	49,241
Samsung Fire & Marine Insurance Co. Ltd.	102	19,973
Samsung SDI Co. Ltd.	1,440	891,292
SK Holdings Co. Ltd.	143	35,882
SK Hynix, Inc.	98	11,100
		5,212,823
Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services Group Co.	191	8,323
Singapore — 0.1%
DBS Group Holdings Ltd.	10,200	226,348
United Overseas Bank Ltd.	11,700	224,996
		451,344
South Africa — 0.0%
Anglo American Platinum Ltd.	120	13,867
Impala Platinum Holdings Ltd.	1,674	27,664
Kumba Iron Ore Ltd.	693	31,080
MTN Group Ltd. (d)	1,720	12,429
Thungela Resources Ltd. (d) (e)	50	138
		85,178
Spain — 0.4%
Cellnex Telecom SA (f)	47,038	2,996,484
Endesa SA (e)	1,309	31,755
Iberdrola SA	1,959	23,871
		3,052,110
Sweden — 1.2%
Atlas Copco AB Class A	5,011	306,984
Atlas Copco AB Class B	205	10,787
Epiroc AB Class A	9,821	223,810
EQT AB	297	10,784
H & M Hennes & Mauritz AB (d)	1,228	29,141
Hexagon AB Class B	51,149	758,285
Sandvik AB	80,526	2,057,291
Svenska Handelsbanken AB Class A	1,543	17,402
Swedbank AB Class A	14,786	274,936
Telefonaktiebolaget LM Ericsson Class B	7,423	93,345
Volvo AB Class B (e)	205,784	4,953,305
		8,736,070
Switzerland — 0.9%
ABB Ltd. Registered	16,896	573,526
Alcon, Inc.	4,152	291,720
Alcon, Inc.	755	52,885
Chubb Ltd.	8,659	1,376,261
Cie Financiere Richemont SA	2,989	361,885
Kuehne & Nagel International AG Registered	196	67,087
Lonza Group AG Registered	562	398,398

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Nestle SA	4,661	$580,459
Novartis AG Registered	572	52,135
Partners Group Holding AG	11	16,670
Roche Holding AG	32	12,060
Sika AG Registered	2,588	846,234
Straumann Holding AG Registered	343	546,942
TE Connectivity Ltd.	9,317	1,259,752
UBS Group AG Registered	1,033	15,817
Zurich Financial Services AG	74	29,670
		6,481,501
Taiwan — 1.1%
ASE Technology Holding Co. Ltd.	3,000	12,059
Cathay Financial Holding Co. Ltd.	74,000	143,024
China Steel Corp.	7,000	9,951
Chunghwa Telecom Co. Ltd.	36,000	146,913
Formosa Chemicals & Fibre Corp.	33,000	100,261
Formosa Plastics Corp.	29,000	106,883
Fubon Financial Holding Co. Ltd.	80,000	211,786
Hon Hai Precision Industry Co. Ltd.	42,080	169,151
MediaTek, Inc.	1,000	34,527
Nan Ya Plastics Corp.	40,000	119,199
Nanya Technology Corp.	5,000	14,302
Novatek Microelectronics Corp.	2,000	35,819
Taiwan Semiconductor Manufacturing Co. Ltd.	293,000	6,256,976
Uni-President Enterprises Corp.	55,000	144,551
United Microelectronics Corp.	8,000	15,246
Yageo Corporation (c)	12,000	239,881
		7,760,529
Thailand — 0.0%
Intouch Holdings PCL	73,500	148,491
Thai Beverage PCL	86,800	43,646
		192,137
United Kingdom — 3.5%
Alphawave IP Group PLC (d)	69,703	347,113
Anglo American PLC	13,428	535,091
Aptiv PLC (d)	14,193	2,232,985
AstraZeneca PLC	35,269	4,232,216
Atlassian Corp. PLC Class A (d)	1,748	448,991
Auto Trader Group PLC (d) (f)	33,092	290,210
Barclays PLC	9,124	21,640
Berkeley Group Holdings PLC	6,822	434,254
BHP Group PLC	20,813	613,476
BP PLC	3,453	15,091
BP PLC Sponsored ADR	35,215	930,380
British American Tobacco PLC	503	19,608
Compass Group PLC (d)	85,882	1,811,343
Diageo PLC	2,702	129,489
Experian PLC	311	11,997
Ferguson PLC	3,229	449,473
Genius Sports Ltd. (d)	11,749	220,529
GlaxoSmithKline PLC	3,686	72,410
Legal & General Group PLC	15,084	53,688
Lloyds Banking Group PLC	5,089,657	3,292,550

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
London Stock Exchange Group PLC	101	$11,140
National Grid PLC	1,782	22,689
Natwest Group PLC	6,840	19,220
NMC Health PLC (a) (c) (d)	27,178	—
Reckitt Benckiser Group PLC	189	16,727
RELX PLC	1,075	28,559
Rio Tinto PLC	7,520	619,098
Royal Dutch Shell PLC Class A	1,823	36,634
Royal Dutch Shell PLC Class B	1,132	21,995
Sensata Technologies Holding PLC (d)	2,085	120,867
Spirax-Sarco Engineering PLC	1,599	301,452
THG PLC (d)	313,719	2,646,847
Unilever PLC	69,719	4,077,792
Vodafone Group PLC	760,464	1,279,046
		25,364,600
United States — 44.0%
3M Co.	65	12,911
Abbott Laboratories	42,287	4,902,332
AbbVie, Inc.	38,990	4,391,834
Activision Blizzard, Inc.	118	11,262
Adobe, Inc. (d)	172	100,730
Advance Auto Parts, Inc.	3,316	680,244
Advanced Micro Devices, Inc. (d)	336	31,560
Agilent Technologies, Inc.	313	46,265
Air Products & Chemicals, Inc. (g)	12,119	3,486,394
Airbnb, Inc.Class A (d)	4,204	643,801
Alaska Air Group, Inc. (d)	2,542	153,308
Albemarle Corp.	7,930	1,335,888
Align Technology, Inc. (d)	60	36,660
Alkami Technology, Inc. (d)	75	2,675
Alnylam Pharmaceuticals, Inc. (d)	2,290	388,201
Alphabet, Inc. Class A (d)	111	271,039
Alphabet, Inc. Class C (d) (g)	4,908	12,301,019
Altair Engineering, Inc. Class A (d)	8,291	571,830
Amazon.com, Inc. (d) (g)	2,730	9,391,637
American Electric Power Co., Inc.	208	17,595
American Tower Corp.	18,392	4,968,415
American Water Works Co., Inc.	2,561	394,727
Ameriprise Financial, Inc.	37	9,209
AmerisourceBergen Corp.	126	14,426
Amgen, Inc.	1,871	456,056
Anthem, Inc.	6,887	2,629,457
Apellis Pharmaceuticals, Inc. (d)	3,262	206,158
Apple, Inc. (g)	88,186	12,077,955
Applied Materials, Inc.	20,893	2,975,163
Aramark	1,851	68,950
Autodesk, Inc. (d)	7,751	2,262,517
AutoZone, Inc. (d)	14	20,891
Bank of America Corp.	200,246	8,256,143
The Bank of New York Mellon Corp.	1,508	77,255
Baxter International, Inc.	6,311	508,035
Becton Dickinson and Co.	267	64,932
Berkshire Hathaway, Inc. Class B (d)	2,507	696,745
Biogen, Inc. (d)	51	17,660
Booking Holdings, Inc. (d)	9	19,693
Boston Scientific Corp. (d)	119,677	5,117,389
Bright Horizons Family Solutions, Inc. (d)	791	116,364

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Bristol-Myers Squibb Co.	48,081	$3,212,772
Broadcom, Inc.	63	30,041
Brown-Forman Corp. Class B	1,155	86,556
C.H. Robinson Worldwide, Inc.	3,462	324,286
C3.ai, Inc. Class A (d)	8,859	553,953
Cadence Design Systems, Inc. (d)	2,260	309,213
California Resources Corp. (d)	12,332	371,686
Capital One Financial Corp.	33,717	5,215,683
Carrier Global Corp.	8,470	411,642
Cerner Corp.	886	69,250
The Charles Schwab Corp.	59,493	4,331,685
Charter Communications, Inc. Class A (d)	4,686	3,380,715
Cigna Corp.	552	130,863
Citigroup, Inc.	2,455	173,691
The Clorox Co.	135	24,288
CME Group, Inc.	79	16,802
Cognizant Technology Solutions Corp. Class A	768	53,192
Coinbase Global, Inc. Class A (d)	3,293	834,117
Colgate-Palmolive Co.	3,440	279,844
Comcast Corp. Class A (g)	101,271	5,774,472
ConocoPhillips	81,941	4,990,207
Consolidated Edison, Inc.	264	18,934
Constellation Brands, Inc. Class A	411	96,129
Corteva, Inc.	1,926	85,418
Costco Wholesale Corp.	8,828	3,492,975
Crowdstrike Holdings, Inc. Class A (d)	5,169	1,299,021
Crown Castle International Corp.	298	58,140
Cummins, Inc.	122	29,745
D.R. Horton, Inc.	30,065	2,716,974
Danaher Corp.	63	16,907
Danimer Scientific, Inc. (d)	3,788	94,889
Datadog, Inc. Class A (d)	2,041	212,427
Deere & Co.	2,532	893,062
Dell Technologies Class C (d)	19,905	1,983,931
Delta Air Lines, Inc. (d)	2,966	128,309
Devon Energy Corp.	8,812	257,222
DexCom, Inc. (d)	62	26,474
Diamondback Energy, Inc.	853	80,088
DocuSign, Inc. (d)	169	47,247
Dollar Tree, Inc. (d)	331	32,935
Dominion Energy, Inc.	162	11,918
Dow, Inc.	482	30,501
Dynatrace, Inc. (d)	7,330	428,219
Ecolab, Inc.	322	66,322
Edison International	412	23,822
Edwards Lifesciences Corp. (d)	15,731	1,629,260
Electronic Arts, Inc.	612	88,024
Eli Lilly & Co.	36	8,263
Emerson Electric Co.	843	81,130
EOG Resources, Inc.	114	9,512
EPAM Systems, Inc. (d)	395	201,829
EQT Corp. (d)	149,081	3,318,543
Equinix, Inc.	11	8,829
The Estee Lauder Cos., Inc. Class A	878	279,274
Eversource Energy	215	17,252
Expedia Group, Inc. (d)	1,734	283,873
Exxon Mobil Corp.	2,276	143,570
Facebook, Inc. Class A (d)	9,707	3,375,221

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
FedEx Corp.	843	$251,492
Fidelity National Information Services, Inc.	81	11,475
Fifth Wall Acquisition Corp. I Class A (d)	26,286	323,581
Fiserv, Inc. (d)	419	44,787
Ford Motor Co. (d)	1,920	28,531
Fortinet, Inc. (d)	2,872	684,082
Fortive Corp.	55,711	3,885,285
Fortune Brands Home & Security, Inc.	3,566	355,209
Freeport-McMoRan, Inc.	107,383	3,984,983
Frontier Communications Parent, Inc. (d)	10,777	284,513
Gilead Sciences, Inc.	558	38,424
Global Payments, Inc.	22,093	4,143,321
Green Plains, Inc. (d)	7,750	260,555
HCA Healthcare, Inc.	493	101,923
Hilton Worldwide Holdings, Inc. (d)	8,717	1,051,445
Honeywell International, Inc.	120	26,322
HP, Inc.	2,986	90,147
Humana, Inc.	230	101,826
IDEXX Laboratories, Inc. (d)	71	44,840
Illinois Tool Works, Inc.	430	96,131
Illumina, Inc. (d)	382	180,766
Insulet Corp. (d)	407	111,726
Intel Corp.	2,064	115,873
International Flavors & Fragrances, Inc.	16,700	2,494,980
International Paper Co.	952	58,367
Intuit, Inc.	88	43,135
Intuitive Surgical, Inc. (d)	1,871	1,720,646
IQVIA Holdings, Inc. (d)	220	53,310
Jawbone Health Hub, Inc. (Acquired 1/24/17, Cost $0) (a) (b) (c) (d)	19,705	—
Johnson & Johnson	43,876	7,228,132
JP Morgan Chase & Co.	33,899	5,272,650
Khosla Ventures Acquisition Co. (d)	21,089	208,570
KLA Corp.	134	43,444
The Kroger Co.	943	36,126
L Brands, Inc.	5,131	369,740
L3 Harris Technologies, Inc.	12,877	2,783,364
Lam Research Corp.	100	65,070
Las Vegas Sands Corp. (d)	18,473	973,342
Liberty Media Acquisition Co. (d)	41,914	443,869
Liberty Media Corp-Liberty SiriusXM Class A (d)	24,958	1,162,544
Liberty Media Corp-Liberty SiriusXM Class C (d)	31,413	1,457,249
Live Nation Entertainment, Inc. (d)	4,477	392,140
Lockheed Martin Corp.	45	17,026
Lookout, Inc. (Acquired 3/04/15, Cost $42,391) (a) (b) (c) (d)	3,711	43,233
Lowe's Cos., Inc.	16,711	3,241,433
Lululemon Athletica, Inc. (d)	175	63,870
LyondellBasell Industries NV Class A	74	7,612
ManpowerGroup, Inc.	1,966	233,777
Marathon Petroleum Corp.	173	10,453
Marqeta, Inc. Class A (d)	10,608	297,767
Marriott International, Inc. Class A (d)	58	7,918
Marsh & McLennan Cos., Inc.	24,589	3,459,181
Masco Corp.	8,969	528,364
Masimo Corp. (d)	1,658	401,982
Mastercard, Inc. Class A	19,571	7,145,176
McDonald's Corp.	14,936	3,450,067
McKesson Corp.	100	19,124
Medallia, Inc. (d)	27,483	927,551

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
MercadoLibre, Inc. (d)	1,934	$3,012,766
Merck & Co., Inc.	388	30,175
Micron Technology, Inc. (d)	33,361	2,835,018
Microsoft Corp.	62,617	16,962,945
MongoDB, Inc. (d)	1,189	429,847
Monster Beverage Corp. (d)	5,287	482,967
Morgan Stanley	35,535	3,258,204
Netflix, Inc. (d)	201	106,170
Nevro Corp. (d)	620	102,790
New Relic, Inc. (d)	3,935	263,527
Newmont Corp.	217	13,753
NextEra Energy, Inc.	72,961	5,346,582
NIKE, Inc. Class B	1,951	301,410
Northern Trust Corp.	574	66,366
Northrop Grumman Corp.	135	49,063
NVIDIA Corp.	4,599	3,679,660
O'Reilly Automotive, Inc. (d)	539	305,187
Okta, Inc. (d)	2,281	558,115
Oracle Corp.	453	35,262
Organon & Co. (d)	181	5,477
Otis Worldwide Corp.	1,085	88,720
Ovintiv, Inc.	2,385	75,056
Palo Alto Networks, Inc. (d)	1,806	670,116
Parker Hannifin Corp.	3,527	1,083,177
PayPal Holdings, Inc. (d)	12,332	3,594,531
Peloton Interactive, Inc. Class A (d)	17,693	2,194,286
Penn National Gaming, Inc. (d)	3,983	304,660
PepsiCo, Inc.	3,031	449,103
Pfizer, Inc.	1,358	53,179
Philip Morris International, Inc.	145	14,371
Pinterest, Inc. Class A (d)	295	23,290
Playtika Holding Corp. (d)	56,631	1,350,083
The PNC Financial Services Group, Inc.	121	23,082
PPG Industries, Inc.	16,603	2,818,691
The Procter & Gamble Co.	218	29,415
The Progressive Corp.	164	16,106
Prologis, Inc.	654	78,173
Proofpoint, Inc. (d)	1,331	231,275
PTC, Inc. (d)	19,559	2,762,904
PubMatic, Inc. (d)	4,602	179,800
PVH Corp. (d)	5,666	609,605
QUALCOMM, Inc.	2,950	421,643
Quest Diagnostics, Inc.	2,753	363,313
Ralph Lauren Corp.	962	113,333
Raytheon Technologies Corp.	206	17,574
Regeneron Pharmaceuticals, Inc. (d)	37	20,666
ResMed, Inc.	45	11,093
RingCentral, Inc. Class A (d)	827	240,310
Robert Half International, Inc.	2,609	232,123
Rockwell Automation, Inc.	94	26,886
Ross Stores, Inc.	377	46,748
salesforce.com, Inc. (d)	21,433	5,235,439
SBA Communications Corp.	171	54,498
Seagen, Inc. (d)	1,480	233,662
Sempra Energy	27,627	3,660,025
ServiceNow, Inc. (d)	6,077	3,339,615
The Sherwin-Williams Co.	130	35,418
Snap, Inc. Class A (d)	272	18,534

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Sonos, Inc. (d)	27,461	$967,451
The Southern Co.	402	24,325
Southwest Airlines Co. (d)	13,162	698,771
Splunk, Inc. (d)	2,667	385,595
Square, Inc. Class A (d)	66	16,091
Stanley Black & Decker, Inc.	137	28,084
Starbucks Corp.	168	18,784
Starwood Property Trust, Inc.	13,446	351,882
State Street Corp.	351	28,880
Stryker Corp.	1,229	319,208
Sysco Corp.	299	23,247
T-Mobile US, Inc. (d)	119	17,235
Target Corp.	96	23,207
The The Home Depot, Inc.	11,948	3,810,098
Thermo Fisher Scientific, Inc.	7,330	3,697,765
The TJX Cos., Inc.	43,672	2,944,366
Toll Brothers, Inc.	10,833	626,256
TransDigm Group, Inc. (d)	1,173	759,271
Truist Financial Corp.	418	23,199
Twilio, Inc. Class A (d)	1,656	652,729
U.S. Bancorp	9,667	550,729
Uber Technologies, Inc. (d)	1,497	75,030
Ulta Beauty, Inc. (d)	654	226,134
Union Pacific Corp.	9,426	2,073,060
United Parcel Service, Inc. Class B	24,102	5,012,493
United Rentals, Inc. (d)	708	225,859
United States Oil Fund LP (d) (h)	3,105	154,877
United States Steel Corp.	11,612	278,688
UnitedHealth Group, Inc.	17,835	7,141,847
Vail Resorts, Inc. (d)	182	57,607
Valero Energy Corp.	35,244	2,751,852
VeriSign, Inc. (d)	1,951	444,223
Verisk Analytics, Inc.	212	37,041
Verizon Communications, Inc.	1,909	106,961
Vertex Pharmaceuticals, Inc. (d)	101	20,365
Vertiv Holdings Co.	116,203	3,172,342
VF Corp.	1,361	111,656
Visa, Inc. Class A	218	50,973
VMware, Inc. Class A (d)	19,804	3,168,046
Vulcan Materials Co.	18,707	3,256,327
Wal-Mart Stores, Inc.	14,340	2,022,227
The Walt Disney Co. (d)	32,128	5,647,139
WEC Energy Group, Inc.	201	17,879
Wells Fargo & Co.	8,798	398,461
Western Digital Corp. (d)	4,373	311,226
Weyerhaeuser Co.	10,743	369,774
Workday, Inc. Class A (d)	1,650	393,921
Wynn Resorts Ltd. (d)	9,214	1,126,872
Xilinx, Inc.	2,174	314,447
Yum China Holdings, Inc.	4,220	279,575
Zimmer Biomet Holdings, Inc.	1,810	291,084
Zoetis, Inc.	2,439	454,532
Zoom Video Communications, Inc. Class A (d)	189	73,149

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Zscaler, Inc. (d)	3,152	$681,021
		318,044,569

TOTAL COMMON STOCK (Cost $387,706,836)		509,765,406

PREFERRED STOCK — 1.2%
Brazil — 0.0%
Itau Unibanco Holding SA 2.240%	24,981	149,671
Germany — 0.3%
Porsche Automobil Holding SE 2.530%
	3,395	363,790
Sartorius AG 0.150%
	21	10,931
Volkswagen AG 2.370%
	6,563	1,645,840
		2,020,561
United Kingdom — 0.1%
Aptiv PLC, Convertible
5.500%	3,561	636,778
United States — 0.8%
2020 Cash Mandatory Exchangeable Trust, Convertible
5.250% (f)	914	1,151,612
Becton Dickinson and Co., Convertible
6.000% (e)	13,598	727,629
Boston Scientific Corp., Convertible
5.500% (e)	2,343	271,929
Citigroup Capital XIII, 3 mo. USD LIBOR + 6.370%
6.556% VRN	16,932	472,403
Databricks, Inc., Series F, (Acquired 10/22/19, Cost $283,760)
(a) (b) (c) (d)	6,607	1,171,884
GMAC Capital Trust I, Series 2, 7.542%, 3 mo. USD LIBOR + 5.785%
5.941% VRN (e)	8,704	220,298
Grand Rounds, Inc., Series C, (Acquired 3/31/15, Cost $336,853)
(a) (b) (c) (d)	121,323	446,469
Grand Rounds, Inc., Series D, (Acquired 5/01/18, Cost $185,458)
(a) (b) (c) (d)	76,520	279,298
Lookout, Inc., Series F, (Acquired 9/19/14-10/22/14, Cost $628,910)
(a) (b) (c) (d)	55,056	641,402
Wells Fargo & Co. Series L
7.500% (e) (i)	153	233,510
		5,616,434

TOTAL PREFERRED STOCK (Cost $6,790,140)		8,423,444

TOTAL EQUITIES (Cost $394,496,976)		518,188,850

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 15.8%

BANK LOANS — 2.0%
Canada — 0.1%
Bausch Health Cos., Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 3.000%
3.104% VRN 6/02/25	$330,000	$328,475
Great Canadian Gaming Corp., 2021 Term Loan,
0.000% 11/01/26 (j)	42,000	42,053
		370,528
France — 0.2%
Babilou Group, 2021 EUR Term Loan B, EURIBOR + 4.250%
4.250% VRN 11/30/27 EUR (k)	713,000	845,972
Cablevision Lightpath LLC, Term Loan B, 1 mo. USD LIBOR + 3.250%
3.750% VRN 11/30/27	63,680	63,680
IRB Holding Corp, 2020 Fourth Amendment Incremental Term Loan, 3 mo. USD LIBOR + 3.250%
4.250% VRN 12/15/27	281,243	281,069
LBM Acquisition LLC
Delayed Draw Term Loan, 3 mo. USD LIBOR + 3.750%
0.500% VRN 12/17/27 (l)	18,183	18,043
Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 12/17/27	81,825	81,194
White Cap Buyer LLC, Term Loan B, 3 mo. USD LIBOR + 4.000%
4.500% VRN 10/19/27	444,765	445,321
		1,735,279
Netherlands — 0.3%
Boels Topholding BV, 2020 Term Loan B, 3 mo. EURIBOR
4.000% VRN 2/06/27 EUR (k)	825,000	973,353
Ziggo BV, 2019 Term Loan H, EURIBOR + 3.000%
3.000% VRN 1/31/29 EUR (k)	1,017,786	1,196,388
		2,169,741
United States — 1.4%
ACProducts, Inc., 2021 Term Loan B, 6 mo. USD LIBOR + 4.250%
4.750% VRN 5/05/28	217,000	215,761
Adient US LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 3.500%
3.604% VRN 4/08/28	45,000	44,986
Aimbridge Acquisition Co., Inc., 2020 Incremental Term Loan B, 1 mo. USD LIBOR + 4.750%
5.500% VRN 2/02/26	248,750	248,544
American Rock Salt Co. LLC, 2021 Term Loan, 1 mo. USD LIBOR + 4.000%
4.750% VRN 6/04/28	58,000	58,024
Applied Systems, Inc., 2017 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%, PRIME + 2.250%
5.500% - 5.500% VRN 9/19/24	46,000	45,880
Athenahealth, Inc., 2021 Term Loan B1, 3 mo. USD LIBOR + 4.250%
4.410% VRN 2/11/26	70,823	70,978
Avantor Funding, Inc., 2020 Incremental Term Loan B4, 1 mo. USD LIBOR + 2.250%
3.250% VRN 11/08/27	48,703	48,683

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Avaya, Inc.
2021 Term Loan B2, 1 mo. USD LIBOR + 4.000%
4.073% VRN 12/15/27	$85,000	$85,173
2020 Term Loan B, 1 mo. USD LIBOR + 4.250%
4.323% VRN 12/15/27	110,410	110,709
Caesars Resort Collection LLC, 2020 Term Loan, 1 mo. USD LIBOR + 4.500%
4.604% VRN 7/21/25	116,123	116,413
City Brewing Company, LLC, Closing Date Term Loan, 3 mo. USD LIBOR + 3.500%
4.250% VRN 4/05/28	113,000	113,424
Columbus McKinnon Corp., 2021 Term Loan B, 3 mo. USD LIBOR + 2.750%
3.250% VRN 5/14/28	29,000	28,964
Conair Holdings, LLC, Term Loan B, 3 mo. USD LIBOR + 3.750%
4.250% VRN 5/17/28	65,000	65,130
DT Midstream, Inc., Term Loan B,
0.000% 6/26/28 (j)	191,000	191,170
The Dun & Bradstreet Corp., Term Loan, 1 mo. USD LIBOR + 3.250%
3.345% VRN 2/06/26	109,749	109,182
ECL Entertainment, LLC, Term Loan, 1 mo. USD LIBOR + 7.500%
8.250% VRN 3/31/28	176,000	179,520
The Enterprise Development Authority, Term Loan B, 1 mo. USD LIBOR + 4.250%
5.000% VRN 2/18/28	374,263	375,198
Flexera Software LLC, 2020 Term Loan B,
0.000% 3/03/28 (j)	75,112	75,219
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, 3 mo. USD LIBOR + 3.250%
3.750% VRN 2/03/28	66,681	66,209
Frontier Communications Corp., 2021 DIP Term Loan B, 1 mo. USD LIBOR + 3.750%
4.500% VRN 5/01/28	170,000	170,000
Gentiva Health Services, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 2.750%
2.875% VRN 7/02/25	205,948	205,370
Herschend Entertainment Co. LLC, Term Loan B, 3 mo. USD LIBOR + 5.750%
6.750% VRN 8/25/25	298,743	300,236
Hertz Corp.
2021 Term Loan C,
0.000% 6/14/28 (j)	31,856	31,816
2021 Term Loan B,
0.000% 6/14/28 (j)	169,029	168,818
Hilton Grand Vacations Bwr LLC 2021 Term Loan B
0.000% 5/19/28 (j)	307,000	307,095
Hilton Worldwide Finance LLC, 2019 Term Loan B2, 1 mo. USD LIBOR + 1.750%
1.842% VRN 6/22/26	491,275	486,888
Informatica LLC, 2020 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
3.354% VRN 2/25/27	279,288	277,352
ITT Holdings LLC, 2021 Term Loan,
0.000% 7/30/28 (j)	86,000	85,785
J&J Ventures Gaming, LLC, Term Loan, 1 mo. USD LIBOR + 4.000%
4.750% VRN 4/07/28	192,000	192,480
Jazz Financing Lux S.a.r.l., USD Term Loan, 1 mo. USD LIBOR + 3.500%
4.000% VRN 4/21/28	445,685	446,937

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Knowlton Development Corp., Inc., 2020 EUR Term Loan B, EURIBOR + 5.000%
5.000% VRN 12/22/25 EUR (k)	$625,461	$743,123
Leslie's Poolmart, Inc. ., 2021 Term Loan B, 1 mo. USD LIBOR + 2.750%
3.250% VRN 3/04/28	212,468	211,539
LogMeIn, Inc., Term Loan B, 1 mo. USD LIBOR + 4.750%
4.827% VRN 8/31/27	255,659	255,181
McAfee LLC, 2018 USD Term Loan B, 1 mo. USD LIBOR + 3.750%
3.846% VRN 9/30/24	74,787	74,768
Metronet Systems Holdings LLC
2021 Delayed Draw Term Loan,
0.000%5/26/28 (l)	7,202	7,196
2021 1st Lien Term Loan, 3 mo. USD LIBOR + 4.000%
4.500% VRN 5/26/28	64,814	64,766
Michaels Cos. Inc. ., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.000% VRN 4/15/28	80,000	80,291
Organon & Co, USD Term Loan, 3 mo. USD LIBOR + 3.000%
3.500% VRN 6/02/28	159,000	159,100
Pacific Gas & Electric Co., 2020 Term Loan, 3 mo. USD LIBOR + 3.000%
3.500% VRN 6/23/25	160,380	158,075
Park River Holdings, Inc., Term Loan, 3 mo. USD LIBOR + 3.250%
4.000% VRN 12/28/27	159,000	158,032
Peraton Holding Corp., Term Loan B, 1 mo. USD LIBOR + 3.750%
4.500% VRN 2/01/28	164,220	164,561
Playtika Holding Corp., 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
2.854% VRN 3/13/28	426,930	424,748
Project Ruby Ultimate Parent Corp., 2021 Term Loan, 1 mo. USD LIBOR + 3.250%
4.000% VRN 3/03/28	303,240	302,197
Proofpoint, Inc. 1st Lien Term Loan, 1st Lien Term Loan,
0.000% 6/09/28 (j)	69,000	68,578
RealPage, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
3.750% VRN 4/24/28	178,000	177,377
Redstone Buyer LLC
2021 Delayed Draw Term Loan,
0.000% 4/27/28 (l)	93,388	93,077
2021 2nd Lien Delayed Draw Term Loan,
0.000% 4/27/29 (j) (l)	66,329	65,057
2021 Term Loan, 3 mo. USD LIBOR + 4.750%
5.500% VRN 4/27/28	238,612	237,817
2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.750%
8.500% VRN 4/27/29	115,671	113,454
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, 3 mo. USD LIBOR + 4.000%
4.750% VRN 3/16/27	304,000	304,508
Select Medical Corp., 2017 Term Loan B, 1 mo. USD LIBOR + 2.250%
2.360% VRN 3/06/25	48,948	48,428
Shearer's Foods, Inc. ., 2021 Term Loan, 3 mo. USD LIBOR + 3.500%
4.250% VRN 9/23/27	100,314	100,345
Signal Parent, Inc., Term Loan B, 1 mo. USD LIBOR + 3.500%
4.250% VRN 4/03/28	160,000	157,000
Sovos Brands Intermediate, Inc. ., 2021 Term Loan, 3 mo. USD LIBOR + 4.250%
5.000% VRN 6/08/28	48,226	48,407
SRS Distribution, Inc. ., 2021 Term Loan B, 1 mo. USD LIBOR + 3.750%
4.250% VRN 6/02/28	254,000	253,718
Surf Holdings, LLC, USD Term Loan, 3 mo. USD LIBOR + 3.500%
3.628% VRN 3/05/27	228,178	226,554

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Tory Burch LLC, Term Loan B, 1 mo. USD LIBOR + 3.500%
4.000% VRN 4/14/28	$89,000	$88,666
Triton Water Holdings, Inc., Term Loan, 3 mo. USD LIBOR + 3.500%
4.000% VRN 3/31/28	160,000	159,778
The Ultimate Software Group, Inc., 2021 Incremental Term Loan, 3 mo. USD LIBOR + 3.250%
4.000% VRN 5/04/26	120,698	120,768
Univision Communication, Inc. 2021 Term Loan B, 2021 Term Loan B,
0.000% 5/05/28 (j)	125,000	124,428
VS Buyer, LLC, Term Loan B, 1 mo. USD LIBOR + 3.000%
3.104% VRN 2/28/27	129,483	128,917
Western Digital Corp., 2018 Term Loan B4, 1 mo. USD LIBOR + 1.750%
1.843% VRN 4/29/23	58,852	58,768
WIN Waste Innovations Holdings, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 2.750%
3.250% VRN 3/24/28	56,000	55,860
WOOF Holdings, Inc., 1st Lien Term Loan, 3 mo. USD LIBOR + 3.750%
4.500% VRN 12/21/27	48,948	48,907
		10,405,933

TOTAL BANK LOANS (Cost $14,461,451)		14,681,481

CORPORATE DEBT — 4.8%
Argentina — 0.0%
Genneia SA
8.750% 1/20/22 (f)	80,000	77,400
Australia — 0.4%
National Australia Bank Ltd.
2.990% 5/21/31 (f)	250,000	254,116
Quintis (Australia) Pty Limited First Lien Note, (Acquired 7/20/16-10/01/20, Cost $1,123,715)
7.500% 10/01/26 (a) (b) (c) (d) (f)	1,130,771	1,130,771
Quintis (Australia) Pty Limited Second Lien Note, (Acquired 7/20/16, Cost $1,077,000)
12.000% 10/01/28 (a) (b) (c) (d) (f)	1,095,355	1,095,355
		2,480,242
Austria — 0.0%
Suzano Austria GmbH
3.125% 1/15/32 (m)	50,000	49,457
3.750% 1/15/31	69,000	72,364
		121,821
Bahrain — 0.0%
The Oil and Gas Holding Co. BSCC
7.625% 11/07/24 (f)	200,000	223,646
Bermuda — 0.0%
Inkia Energy Ltd.
5.875% 11/09/27 (f)	200,000	207,592
Brazil — 0.0%
Oi SA
10.000% 7/27/25	64,000	65,920

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
British Virgin Islands — 0.0%
Gold Fields Orogen Holdings BVI Ltd.
5.125% 5/15/24 (f)	$200,000	$217,838
Canada — 0.1%
Bausch Health Cos., Inc.
4.875% 6/01/28 (f)	92,000	93,955
Bombardier, Inc.
7.125% 6/15/26 (f)	57,000	59,422
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.
6.250% 9/15/27 (f)	9,000	9,506
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
5.000% 6/15/29 (f)	53,000	53,398
First Quantum Minerals Ltd.
6.875% 10/15/27 (f)	200,000	217,940
Masonite International Corp.
5.375% 2/01/28 (f)	7,000	7,418
Mattamy Group Corp.
4.625% 3/01/30 (f)	120,000	122,580
		564,219
Cayman Islands — 0.2%
Energuate Trust
5.875% 5/03/27 (f)	200,000	208,250
MAF Sukuk Ltd.
4.638% 5/14/29 (f)	200,000	225,173
Oryx Funding Ltd.
5.800% 2/03/31 (f)	200,000	211,024
Sable International Finance Ltd.
5.750% 9/07/27 (f)	300,000	315,660
Shelf Drilling Holdings Ltd.
8.875% 11/15/24 (f)	15,000	15,488
Vale Overseas Ltd.
6.250% 8/10/26	78,000	93,920
		1,069,515
Colombia — 0.0%
Empresas Publicas de Medellin ESP
4.250% 7/18/29 (f)	200,000	199,259
Cyprus — 0.0%
MHP SE
7.750% 5/10/24 (e) (f)	200,000	216,912
Germany — 0.2%
Douglas GmbH
6.000% 4/08/26 EUR (f) (k)	439,000	519,894
Kirk Beauty SUN GmbH
8.250% 10/01/26 EUR (f) (k)	219,000	257,719
KME SE
6.750% 2/01/23 EUR (e) (f) (k)	318,000	348,788
		1,126,401
India — 0.0%
Muthoot Finance Ltd.
6.125% 10/31/22 (f)	200,000	207,400

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
REI Agro, Ltd.
5.500% 11/13/14 (c) (f) (n)	$618,000	$5,939
		213,339
Indonesia — 0.0%
Pertamina Persero PT
3.650% 7/30/29 (f)	200,000	213,231
Ireland — 0.0%
ASG Finance Designated Activity Co.
7.875% 12/03/24 (f)	200,000	195,000
Israel — 0.0%
Bank Leumi Le-Israel BM 5 year CMT + 1.631%
3.275% VRN 1/29/31 (f)	200,000	204,500
Italy — 0.1%
Marcolin SpA
6.125% 11/15/26 EUR (f) (k)	274,000	330,581
Luxembourg — 0.3%
Garfunkelux Holdco 3 SA
6.750% 11/01/25 EUR (f) (k)	133,000	164,251
7.750% 11/01/25 GBP (f) (k)	226,000	325,443
Herens Midco Sarl
5.250% 5/15/29 EUR (f) (k)	317,000	367,852
Kenbourne Invest SA
6.875% 11/26/24 (f)	200,000	211,942
Picard Bondco Co.
5.375% 7/01/27 EUR (k) (m)	230,000	272,723
Puma International Financing SA
5.125% 10/06/24 (f)	200,000	201,520
Rumo Luxembourg Sarl
5.875% 1/18/25 (f)	200,000	209,502
Simpar Europe SA
5.200% 1/26/31 (f)	200,000	205,302
		1,958,535
Mexico — 0.2%
Alfa SAB de CV
6.875% 3/25/44 (f)	200,000	263,752
Banco Mercantil del Norte SA 5 year CMT + 4.967%
6.750% VRN (f) (i)	200,000	215,000
BBVA Bancomer SA 5 year CMT + 2.650%
5.125% VRN 1/18/33 (f)	200,000	208,400
Grupo Bimbo SAB de CV 5 year CMT + 3.280%
5.950% VRN (f) (i)	200,000	210,940
Petroleos Mexicanos
6.500% 3/13/27	336,000	354,288
		1,252,380
Netherlands — 0.1%
Bio City Development Co. B.V., (Acquired 7/05/11, Cost $1,400,000)
8.000% 7/06/21 (a) (b) (c) (d) (f) (n)	1,400,000	108,500
Braskem Netherlands Finance BV 5 year CMT + 8.220%
8.500% VRN 1/23/81 (f)	200,000	233,002
Petrobras Global Finance BV

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
5.299% 1/27/25	$70,000	$78,750
5.600% 1/03/31	80,000	89,628
5.999% 1/27/28	41,000	47,048
		556,928
Panama — 0.0%
Avianca Holdings SA Sr Secured
12.147% 11/10/21 (f)	22,000	22,000
Carnival Corp.
11.500% 4/01/23 (f)	120,000	135,750
		157,750
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.
2.250% 11/24/30 (f)	200,000	196,274
Switzerland — 0.0%
Credit Suisse Group AG SOFR + 1.730%
3.091% VRN 5/14/32 (f)	250,000	256,935
United Arab Emirates — 0.1%
DP World PLC
6.850% 7/02/37 (f)	100,000	135,300
NBK Tier 1 Financing Ltd. 6 year USD Swap + 2.875%
3.625% VRN (f) (i)	200,000	200,682
		335,982
United Kingdom — 0.3%
Deuce Finco Plc
5.500% 6/15/27 GBP (f) (k)	384,000	531,187
Ellaktor Value PLC
6.375% 12/15/24 EUR (f) (k)	420,000	479,086
Inspired Entertainment Financing PLC
7.875% 6/01/26 GBP (f) (k)	197,000	279,323
Modulaire Global Finance Plc
6.500% 2/15/23 EUR (f) (k)	776,000	938,994
		2,228,590
United States — 2.8%
Acadia Healthcare Co., Inc.
5.000% 4/15/29 (f)	18,000	18,773
5.500% 7/01/28 (f)	22,000	23,485
Affinity Gaming
6.875% 12/15/27 (f)	68,000	72,165
Air Lease Corp.
3.125% 12/01/30	129,000	131,192
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson's LLC
3.500% 3/15/29 (f)	318,000	314,422
AMC Networks, Inc.
4.750% 8/01/25	11,000	11,294
5.000% 4/01/24	6,000	6,076
American Express Co. 3 mo. USD LIBOR + 3.285%
3.404% VRN (i)	241,000	241,301
AMN Healthcare, Inc.
4.000% 4/15/29 (f)	23,000	23,163

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Aramark Services, Inc.
5.000% 2/01/28 (e) (f)	$15,000	$15,675
Avantor Funding, Inc.
4.625% 7/15/28 (f)	59,000	62,290
Avaya, Inc.
6.125% 9/15/28 (f)	136,000	145,561
Bank of America Corp. SOFR + 1.320%
2.687% VRN 4/22/32	129,000	132,869
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.625% 12/15/25 (f)	27,000	29,228
Bristow Group, Inc.
6.875% 3/01/28 (f)	118,000	120,360
British Airways 2020-1 Class A Pass Through Trust
4.250% 5/15/34 (f)	25,485	27,449
Broadcom, Inc.
1.950% 2/15/28 (f)	34,000	34,025
Buckeye Partners LP
4.125% 3/01/25 (f)	125,000	129,531
Caesars Entertainment, Inc.
6.250% 7/01/25 (f)	361,000	382,826
Caesars Resort Collection LLC / CRC Finco Inc.
5.750% 7/01/25 (f)	73,000	76,924
Carrier Global Corp.
3.577% 4/05/50	114,000	120,989
Cedar Fair LP
5.250% 7/15/29	7,000	7,210
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
5.375% 4/15/27	7,000	7,210
Centene Corp.
2.450% 7/15/28 (m)	240,000	243,240
4.250% 12/15/27	35,000	36,881
Centennial Resource Production LLC
5.375% 1/15/26 (f)	15,000	14,700
CenturyLink, Inc.
4.000% 2/15/27 (f)	11,000	11,220
Charter Communications Operating LLC/Charter Communications Operating Capital
2.800% 4/01/31	418,000	426,493
3.900% 6/01/52	147,000	149,793
Cheniere Energy Partners LP
5.625% 10/01/26	16,000	16,600
Cheniere Energy, Inc.
4.625% 10/15/28 (f)	61,000	64,355
Chesapeake Energy Corp.
5.500% 2/01/26 (f)	133,000	140,315
5.875% 2/01/29 (f)	25,000	27,061
Churchill Downs, Inc.
5.500% 4/01/27 (f)	9,000	9,379
Citigroup, Inc.
SOFR + 1.167% 2.561% VRN 5/01/32	96,000	97,907
SOFR + 3.914% 4.412% VRN 3/31/31	170,000	198,782
Clean Harbors, Inc.
4.875% 7/15/27 (f)	8,000	8,380
Colt Merger Sub, Inc.
8.125% 7/01/27 (f)	215,000	239,123
CommScope Technologies Finance LLC
6.000% 6/15/25 (f)	95,000	97,019

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
CrownRock LP / CrownRock Finance, Inc.
5.625% 10/15/25 (f)	$15,000	$15,525
CSC Holdings LLC
4.125% 12/01/30 (f)	255,000	253,406
4.625% 12/01/30 (f)	416,000	408,142
Darling Ingredients, Inc.
5.250% 4/15/27 (f)	7,000	7,350
DaVita, Inc.
3.750% 2/15/31 (f)	406,000	389,760
4.625% 6/01/30 (f)	228,000	234,033
Elanco Animal Health, Inc.
4.912% STEP 8/27/21	7,000	7,027
Emergent BioSolutions, Inc.
3.875% 8/15/28 (e) (f)	11,000	10,775
Endeavor Energy Resources LP / EER Finance, Inc.
5.500% 1/30/26 (f)	7,000	7,271
5.750% 1/30/28 (f)	13,000	13,841
Equinix, Inc.
2.500% 5/15/31	59,000	60,074
Forestar Group, Inc.
3.850% 5/15/26 (f)	48,000	48,434
5.000% 3/01/28 (f)	322,000	333,270
The Fresh Market, Inc.
9.750% 5/01/23 (f)	87,000	89,205
Frontier Communications Holdings LLC
5.000% 5/01/28 (f)	143,000	147,838
5.875% 10/15/27 (f)	60,000	64,275
6.750% 5/01/29 (f)	227,000	241,362
Frontier North, Inc.
6.730% 2/15/28	50,000	54,020
Full House Resorts, Inc.
8.250% 2/15/28 (f)	23,000	25,070
GCI LLC
4.750% 10/15/28 (f)	38,000	38,893
General Motors Financial Co., Inc.
2.700% 8/20/27	228,000	237,046
Genesis Energy LP / Genesis Energy Finance Corp.
8.000% 1/15/27	31,000	32,569
The Goldman Sachs Group, Inc. SOFR + 1.281%
2.615% VRN 4/22/32	274,000	280,236
Great Western Petroleum LLC / Great Western Finance Corp.
12.000% 9/01/25 (f)	30,000	29,850
Hilton Domestic Operating Co., Inc.
3.625% 2/15/32 (f)	381,000	376,237
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.875% 4/01/27	8,000	8,340
Hologic, Inc.
3.250% 2/15/29 (f)	220,000	218,075
Howard Hughes Corp.
4.125% 2/01/29 (f)	96,000	95,984
4.375% 2/01/31 (f)	106,000	105,616
5.375% 8/01/28 (f)	185,000	196,402
iHeartCommunications, Inc.
5.250% 8/15/27 (f)	10,000	10,454
6.375% 5/01/26	11,313	12,034
Iron Mountain, Inc.
4.500% 2/15/31 (f)	266,000	269,325
5.250% 7/15/30 (f)	153,000	161,963

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Jaguar Holding Co. II / Pharmaceutical Product Development LLC
5.000% 6/15/28 (f)	$19,000	$20,594
JBS USA LUX SA/JBS USA Finance, Inc.
6.500% 4/15/29 (f)	21,000	23,599
6.750% 2/15/28 (f)	14,000	15,383
Joseph T Ryerson & Son, Inc.
8.500% 8/01/28 (f)	24,000	26,640
JP Morgan Chase & Co. SOFR + 1.580%
3.328% VRN 4/22/52	177,000	188,976
Lamb Weston Holdings, Inc.
4.875% 11/01/26 (f)	12,000	12,405
Legends Hospitality Holding Co LLC / Legends Hospitality Co-Issuer, Inc.
5.000% 2/01/26 (f)	12,000	12,510
Level 3 Financing, Inc.
3.625% 1/15/29 (f)	252,000	243,180
4.250% 7/01/28 (f)	477,000	484,041
Lions Gate Capital Holdings LLC
5.500% 4/15/29 (f)	45,000	47,306
Lumen Technologies, Inc.
5.375% 6/15/29 (f)	149,000	151,436
Marriott Ownership Resorts, Inc.
6.125% 9/15/25 (f)	193,000	205,246
Marriott Ownership Resorts, Inc. / ILG LLC
6.500% 9/15/26	11,000	11,426
Meritor, Inc.
4.500% 12/15/28 (f)	2,000	2,028
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
3.875% 2/15/29 (f)	87,000	88,355
5.625% 5/01/24	15,000	16,244
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.
4.875% 5/01/29 (f)	124,000	124,155
Molina Healthcare, Inc.
3.875% 11/15/30 (f)	34,000	35,402
Morgan Stanley
SOFR + 1.485% 3.217% VRN 4/22/42	61,000	64,725
3 mo. USD LIBOR + 3.610% 3.794% VRN (i)	277,000	278,039
MPT Operating Partnership LP/MPT Finance Corp.
5.000% 10/15/27	20,000	21,160
Nationstar Mortgage Holdings, Inc.
5.125% 12/15/30 (f)	31,000	30,845
5.500% 8/15/28 (f)	54,000	54,502
The New Home Co., Inc.
7.250% 10/15/25 (f)	70,000	74,179
Nexstar Broadcasting, Inc.
4.750% 11/01/28 (f)	83,000	85,282
NRG Energy, Inc.
5.250% 6/15/29 (f)	10,000	10,638
5.750% 1/15/28	12,000	12,780
NuStar Logistics LP
5.750% 10/01/25	222,000	241,425
ONEOK Partners LP
4.900% 3/15/25	260,000	290,989
Oracle Corp.
3.950% 3/25/51	131,000	143,393
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.000% 8/15/27 (f)	9,000	9,319
Pacific Gas and Electric Co.
4.500% 7/01/40	80,000	80,104

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
4.875% 5/15/29 (f)	$173,000	$178,960
5.875% 10/01/28 (f)	28,000	29,817
Parsley Energy LLC/Parsley Finance Corp.
5.625% 10/15/27 (f)	10,000	10,800
Party City Holdings, Inc.
8.750% 2/15/26 (f)	50,000	53,375
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In
8.500% 11/15/27 (f)	68,000	73,032
PG&E Corp.
5.000% 7/01/28 (e)	211,000	213,346
5.250% 7/01/30	28,000	28,266
Pilgrim's Pride Corp.
5.875% 9/30/27 (f)	12,000	12,780
Pitney Bowes, Inc.
6.875% 3/15/27 (f)	155,000	163,719
7.250% 3/15/29 (f)	150,000	159,375
Playtika Holding Corp.
4.250% 3/15/29 (f)	56,000	55,961
Prudential Financial, Inc.
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	143,000	153,480
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	211,000	223,068
Quicken Loans LLC
5.250% 1/15/28 (f)	13,000	13,650
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc.
3.625% 3/01/29 (f)	303,000	299,212
3.875% 3/01/31 (f)	234,000	234,482
Radiate Holdco LLC / Radiate Finance, Inc.
4.500% 9/15/26 (f)	67,000	69,345
Rattler Midstream LP
5.625% 7/15/25 (f)	50,000	52,562
Renewable Energy Group, Inc.
5.875% 6/01/28 (f)	26,000	27,217
Sabre GLBL, Inc.
9.250% 4/15/25 (f)	60,000	71,330
SeaWorld Parks & Entertainment, Inc.
9.500% 8/01/25 (f)	26,000	27,885
Select Medical Corp.
6.250% 8/15/26 (f)	514,000	547,420
Service Properties Trust
4.500% 6/15/23	230,000	235,750
5.000% 8/15/22	316,000	319,950
7.500% 9/15/25	31,000	35,110
Sirius XM Radio, Inc.
4.125% 7/01/30 (f)	182,000	184,275
5.000% 8/01/27 (f)	21,000	22,003
5.500% 7/01/29 (f)	18,000	19,615
Six Flags Entertainment Corp.
4.875% 7/31/24 (f)	14,000	14,053
SM Energy Co.
1.500% 7/01/21	160,000	160,000
10.000% 1/15/25 (f)	144,000	162,481
SRS Distribution, Inc.
4.625% 7/01/28 (f)	29,000	29,652
Standard Industries, Inc.
5.000% 2/15/27 (f)	7,000	7,249

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Summit Materials LLC / Summit Materials Finance Corp.
5.250% 1/15/29 (f)	$15,000	$15,936
Sunoco LP / Sunoco Finance Corp.
4.500% 5/15/29 (f)	32,000	32,560
6.000% 4/15/27	8,000	8,346
Talen Energy Supply LLC
7.625% 6/01/28 (f)	215,000	201,178
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000% 1/15/32 (f)	281,000	289,051
5.375% 2/01/27	7,000	7,289
5.875% 4/15/26	14,000	14,704
6.500% 7/15/27	11,000	11,921
6.875% 1/15/29	12,000	13,520
TEGNA, Inc.
4.750% 3/15/26 (f)	53,000	56,445
Teleflex, Inc.
4.625% 11/15/27	7,000	7,456
Tenet Healthcare Corp.
4.250% 6/01/29 (f)	445,000	450,562
4.625% 9/01/24 (f)	8,000	8,211
4.625% 6/15/28 (f)	21,000	21,613
4.875% 1/01/26 (f)	29,000	30,079
6.250% 2/01/27 (f)	22,000	22,963
TransDigm, Inc.
6.250% 3/15/26 (f)	965,000	1,018,075
Union Pacific Corp.
3.550% 5/20/61	121,000	129,935
United Airlines 2020-1 Class A Pass Through Trust
4.875% 7/15/27	15,528	16,468
5.875% 4/15/29	533,876	592,537
United Rentals North America, Inc.
4.875% 1/15/28	23,000	24,410
5.500% 5/15/27	15,000	15,900
United Shore Financial Services LLC
5.500% 11/15/25 (f)	282,000	292,019
UnitedHealth Group, Inc.
3.250% 5/15/51	60,000	64,119
US Concrete, Inc.
5.125% 3/01/29 (f)	19,000	20,758
USB Capital IX 3 mo. USD LIBOR + 1.020%
3.500% VRN (i)	100,000	98,375
Verizon Communications, Inc.
3.550% 3/22/51	81,000	86,608
3.700% 3/22/61	86,000	92,197
VICI Properties LP / VICI Note Co., Inc.
3.500% 2/15/25 (f)	95,000	96,875
3.750% 2/15/27 (f)	95,000	96,626
4.125% 8/15/30 (f)	110,000	112,950
Vistra Operations Co. LLC
5.000% 7/31/27 (f)	18,000	18,450
5.625% 2/15/27 (f)	295,000	306,062
Weekley Homes LLC / Weekley Finance Corp.
4.875% 9/15/28 (f)	81,000	83,835
The William Carter Co.
5.625% 3/15/27 (f)	7,000	7,365
Wyndham Destinations, Inc.
6.625% 7/31/26 (f)	54,000	61,182

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Wyndham Hotels & Resorts, Inc.
4.375% 8/15/28 (f)	$23,000	$23,842
Xerox Holdings Corp.
5.000% 8/15/25 (f)	57,000	60,170
XHR LP
4.875% 6/01/29 (f)	27,000	27,878
6.375% 8/15/25 (f)	213,000	226,579
		20,159,543

TOTAL CORPORATE DEBT (Cost $36,051,679)		34,830,333

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.0%
United States — 3.0%
1211 Avenue of the Americas Trust, Series 2015-1211, Class D,
4.280% VRN 8/10/35 (f) (o)	115,000	121,828
AccessLex Institute, Series 2007-A, Class A3, 3 mo. USD LIBOR + .300%
0.447% FRN 5/25/36	77,308	75,881
Alen 2021-ACEN Mortgage Trust, Series 2021-ACEN, Class D, 1 mo. USD LIBOR + 3.100%
3.173% FRN 4/15/34 (f)	138,000	138,043
AOA Mortgage Trust, Series 2015-1177, Class C,
3.110% VRN 12/13/29 (f) (o)	100,000	100,228
BANK
Series 2017-BNK9, Class A4, 3.538% 11/15/54	57,084	63,530
Series 2017-BNK8, Class B, 4.062% VRN 11/15/50 (o)	41,354	45,434
Barclays Commercial Mortgage Trust, Series 2018-TALL, Class C, 1 mo. USD LIBOR + 1.121%
1.194% FRN 3/15/37 (f)	128,000	125,120
Bayview Commercial Asset Trust
Series 2006-3A, Class M1, 1 mo. USD LIBOR + .340% 0.432% FRN 10/25/36 (f)	14,774	13,833
Series 2005-3A, Class M6, 1 mo. USD LIBOR + 1.050% 1.142% FRN 11/25/35 (f)	11,218	10,570
Beast Mortgage Trust
Series 2021-SSCP, Class B, 1 mo. USD LIBOR + 1.100% 1.173% FRN 4/15/36 (f)	127,000	127,155
Series 2021-SSCP, Class C, 1 mo. USD LIBOR + 1.350% 1.423% FRN 4/15/36 (f)	162,000	162,198
Series 2021-SSCP, Class D, 1 mo. USD LIBOR + 1.600% 1.673% FRN 4/15/36 (f)	148,000	148,181
Series 2021-SSCP, Class E, 1 mo. USD LIBOR + 2.100% 2.173% FRN 4/15/36 (f)	127,000	127,156
Series 2021-SSCP, Class F, 1 mo. USD LIBOR + 2.900% 2.973% FRN 4/15/36 (f)	120,000	120,220
Series 2021-SSCP, Class G, 1 mo. USD LIBOR + 3.800% 3.873% FRN 4/15/36 (f)	134,000	134,246
Series 2021-SSCP, Class H, 1 mo. USD LIBOR + 4.902% 4.975% FRN 4/15/36 (f)	99,000	99,182
Benchmark Mortgage Trust
Series 2021-B25, Class XA, 1.232% VRN 4/15/54 (o)	769,562	67,803
Series 2021-B23, Class XA, 1.386% VRN 2/15/54 (o)	1,587,672	153,573
Series 2021-B25, Class A5, 2.577% 4/15/54	134,384	140,810
BHG Securitization Trust, Series 2021-A, Class A,
1.420% 11/17/33 (f)	126,994	126,631

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
BHMS Mortgage Trust, Series 2018-ATLS, Class A, 1 mo. USD LIBOR + 1.250%
1.323% FRN 7/15/35 (f)	$152,559	$152,655
Brex Commercial Charge Card Master Trust, Series 2021-1, Class A,
2.090% 7/15/24 (f)	140,000	141,180
BWAY Mortgage Trust, Series 2013-1515, Class D,
3.633% 3/10/33 (f)	100,000	104,582
BX Commercial Mortgage Trust
Series 2018-BIOA, Class B, 1 mo. USD LIBOR + .871% 0.944% FRN 3/15/37 (f)	17,000	17,016
Series 2019-XL, Class A, 1 mo. USD LIBOR + .920% 0.993% FRN 10/15/36 (f)	90,526	90,640
Series 2020-BXLP, Class D, 1 mo. USD LIBOR + 1.250% 1.323% FRN 12/15/36 (f)	97,049	97,049
Series 2018-BIOA, Class E, 1 mo. USD LIBOR + 1.951% 2.024% FRN 3/15/37 (f)	256,406	256,727
Series 2019-XL, Class G, 1 mo. USD LIBOR + 2.300% 2.373% FRN 10/15/36 (f)	248,948	249,026
Series 2018-BIOA, Class F, 1 mo. USD LIBOR + 2.471% 2.544% FRN 3/15/37 (f)	207,000	206,935
Series 2020-BXLP, Class G, 1 mo. USD LIBOR + 2.500% 2.573% FRN 12/15/36 (f)	97,049	96,988
Series 2019-XL, Class J, 1 mo. USD LIBOR + 2.650% 2.723% FRN 10/15/36 (f)	389,599	389,965
Series 2021-VINO, Class F, 1 mo. USD LIBOR + 2.802% 2.875% FRN 5/15/38 (f)	333,000	333,000
Series 2020-VKNG, Class G, 1 mo. USD LIBOR + 3.250% 3.323% FRN 10/15/37 (f)	100,000	100,117
BX Trust
Series 2018-IND, Class G, 1 mo. USD LIBOR + 2.050% 2.123% FRN 11/15/35 (f)	70,000	70,066
1 mo. USD LIBOR + 2.250% 2.323% FRN 1/15/34 (f)	80,000	79,975
Series 2021-SOAR, Class G, 1 mo. USD LIBOR + 2.800% 2.900% FRN 6/15/38 (f)	440,000	440,824
1 mo. USD LIBOR + 3.000% 3.073% FRN 1/15/34 (f)	130,000	130,813
Series 2019-OC11, Class D, 4.076% VRN 12/09/41 (f) (o)	204,000	219,001
Series 2019-OC11, Class E, 4.076% VRN 12/09/41 (f) (o)	286,000	300,126
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150%
2.223% FRN 12/15/37 (f)	100,000	100,188
CD Commercial Mortgage Trust, Series 2017-CD6, Class B,
3.911% VRN 11/13/50 (o)	22,907	24,561
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class AS, 3.863% 7/10/47	148,128	158,514
Series 2018-C6, Class A4, 4.412% 11/10/51	53,900	63,001
Series 2014-GC19, Class D, 5.262% VRN 3/10/47 (f) (o)	31,563	33,762
COMM Mortgage Trust
Series 2014-CR21, Class A3, 3.528% 12/10/47	109,645	116,874
Series 2014-CR17, Class C, 4.946% VRN 5/10/47 (o)	52,161	54,844
CORE Mortgage Trust, Series 2019-CORE, Class F, 1 mo. USD LIBOR + 2.350%
2.423% FRN 12/15/31 (f)	42,400	41,976
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600% 1.673% FRN 5/15/36 (f)	200,000	200,313
Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.150% 2.223% FRN 5/15/36 (f)	200,000	200,375
Series 2020-NET, Class A, 2.257% 8/15/37 (f)	108,000	111,128

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-ICE4, Class F, 1 mo. USD LIBOR + 2.650% 2.723% FRN 5/15/36 (f)	$229,000	$229,429
CSAIL Commercial Mortgage Trust
Series 2020-C19, Class A3, 2.561% 3/15/53	309,965	322,312
Series 2016-C5, Class C, 4.783% VRN 11/15/48 (o)	33,371	35,781
DBGS 2018-BIOD Mortgage Trust, Series 2018-BIOD, Class D, 1 mo. USD LIBOR + 1.300%
1.373% FRN 5/15/35 (f)	92,814	92,872
DBWF Mortgage Trust, Series 2018-GLKS, Class B, 1 mo. USD LIBOR + 1.350%
1.443% FRN 12/19/30 (f)	100,000	100,000
Extended Stay America Trust
Series 2021-ESH, Class D, 1 mo. USD LIBOR + 2.250% 2.325% FRN 7/15/38 (f) (m)	400,000	402,874
Series 2021-ESH, Class E, 1 mo. USD LIBOR + 2.850% 2.925% FRN 7/15/38 (f) (m)	260,000	261,949
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A,
2.100% 5/20/48 (f)	420,000	419,804
GS Mortgage Securities Trust, Series 2020-GC47, Class AS,
2.731% 5/12/53	118,084	123,378
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.450% 2.523% FRN 4/15/38 (f)	200,000	200,438
Series 2021-MHC, Class F, 1 mo. USD LIBOR + 2.950% 3.023% FRN 4/15/38 (f)	210,000	210,525
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2019-MFP, Class F, 1 mo. USD LIBOR + 3.000% 3.073% FRN 7/15/36 (f)	102,000	100,559
Series 2019-COR4, Class A5, 4.029% 3/10/52	114,000	130,602
Series 2018-WPT, Class DFX, 5.350% 7/05/33 (f)	58,198	61,216
Lendmark Funding Trust
Series 2021-1A, Class A, 1.900% 11/20/31 (f)	300,000	302,618
Series 2021-1A, Class B, 2.470% 11/20/31 (f)	100,000	100,203
Series 2021-1A, Class C, 3.410% 11/20/31 (f)	100,000	100,230
Life Mortgage Trust, Series 2021-BMR, Class F, 1 mo. USD LIBOR + 2.350%
2.423% FRN 3/15/38 (f)	405,000	406,266
Loanpal Solar Loan, Series 2020-2GF, Class A,
2.750% 7/20/47 (f)	122,956	127,800
Mariner Finance Issuance Trust, Series 2020-AA, Class A,
2.190% 8/21/34 (f)	150,000	152,330
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A,
1.540% 3/20/26 (f)	550,000	551,776
MHC Commercial Mortgage Trust
Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.101% 2.174% FRN 4/15/38 (f)	420,000	420,525
Series 2021-MHC, Class F, 1 mo. USD LIBOR + 2.601% 2.674% FRN 4/15/38 (f)	368,917	369,494
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C32, Class A4, 3.720% 12/15/49	89,000	99,135
Series 2015-C24, Class C, 4.489% VRN 5/15/48 (o)	17,233	18,226
Morgan Stanley Capital I Trust
Series 2020-L4, Class A3, 2.698% 2/15/53	76,000	80,402
Series 2018-MP, Class A, 4.419% VRN 7/11/40 (f) (o)	56,000	63,448
Mosaic Solar Loans LLC
Series 2021-2A, Class A, 1.640% 4/22/47 (c) (f)	250,000	249,209
Series 2021-2A, Class B, 2.090% 4/22/47 (c) (f)	110,000	109,436
Series 2017-2A, Class A, 3.820% 6/22/43 (f)	58,031	61,628

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Navient Private Education Refi Loan Trust
Series 2021-DA, Class A, PRIME - 1.990% 0.114% FRN 4/15/60 (f)	$530,000	$530,001
Series 2021-DA, Class B, 2.610% 4/15/60 (f)	100,000	100,163
Series 2019-A, Class A2A, 3.420% 1/15/43 (f)	60,298	61,765
Series 2021-DA, Class C, 3.480% 4/15/60 (f)	190,000	191,966
Series 2021-DA, Class D, 4.000% 4/15/60 (f)	100,000	97,706
Nelnet Student Loan Trust
Series 2021-A, Class A1, 1 mo. USD LIBOR + .800% 0.901% FRN 4/20/62 (f)	800,000	796,005
Series 2021-A, Class A2, 1 mo. USD LIBOR + 1.030% 1.131% FRN 4/20/62 (f)	330,000	330,251
Series 2021-BA, Class AFX, 1.420% 4/20/62 (f)	600,000	599,886
Series 2021-BA, Class B, 2.680% 4/20/62 (f)	600,000	599,662
Series 2021-A, Class B2, 2.850% 4/20/62 (f)	597,000	607,154
Series 2021-BA, Class C, 3.570% 4/20/62 (f)	170,000	169,939
Series 2021-A, Class C, 3.750% 4/20/62 (f)	378,250	386,135
Series 2021-BA, Class D, 4.750% 4/20/62 (f)	100,000	99,970
Series 2021-A, Class D, 4.930% 4/20/62 (f)	160,000	164,054
Pagaya AI Debt Selection Trust, Series 2021-2, Class Note,
3.000% 1/25/29 (a) (c) (f)	420,000	420,000
Progress Residential, Series 2021-SFR3, Class F,
3.436% 5/17/26 (f)	100,000	100,289
SLM Private Credit Student Loan Trust
Series 2007-A, Class A4A, 3 mo. USD LIBOR + .240% 0.359% FRN 12/16/41	156,980	154,035
Series 2006-A, Class A5, 3 mo. USD LIBOR + .290% 0.409% FRN 6/15/39	151,575	147,108
Series 2005-B, Class A4, 3 mo. USD LIBOR + .330% 0.449% FRN 6/15/39	411,939	400,897
Series 2010-C, Class A5, 1 mo. USD LIBOR + 4.750% 4.823% FRN 10/15/41 (f)	422,000	470,847
SMB Private Education Loan Trust
Series 2021-C, Class A2, 1 mo. USD LIBOR + .800% 0.890% FRN 1/15/53 (f)	390,000	390,000
Series 2021-A, Class B, 2.310% 1/15/53 (f)	150,000	152,405
Series 2020-BA, Class B, 2.760% 7/15/53 (f)	100,000	99,853
Series 2021-A, Class C, 2.990% 1/15/53 (f)	380,000	384,320
Series 2019-A, Class A2A, 3.440% 7/15/36 (f)	92,168	96,715
Series 2021-A, Class D1, 3.860% 1/15/53 (f)	200,000	198,601
Series 2021-A, Class D2, 3.860% 1/15/53 (f)	110,000	109,231
SoFi Professional Loan Program LLC, Series 2019-A, Class A2FX,
3.690% 6/15/48 (f)	77,729	80,508
UBS Commercial Mortgage Trust, Series 2019-C17, Class A4,
2.921% 10/15/52	31,331	33,378
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class D,
5.206% VRN 8/10/49 (f) (o)	46,431	47,251
VNO Mortgage Trust
4.033% VRN 1/10/35 (f) (o)	100,000	102,569
Wells Fargo Commercial Mortgage Trust
Series 2021-C59, Class XA, 1.689% VRN 4/15/54 (o)	1,002,590	119,559
Series 2020-C58, Class XA, 2.011% VRN 7/15/53 (o)	996,629	139,800
Series 2015-C28, Class AS, 3.872% VRN 5/15/48 (o)	90,000	97,101
Series 2018-1745, Class A, 3.874% VRN 6/15/36 (f) (o)	100,000	111,446
Series 2017-C38, Class C, 3.903% VRN 7/15/50 (o)	34,422	36,864

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-C41, Class B, 4.188% VRN 11/15/50 (o)	$82,814	$88,187
		21,303,929

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $21,092,885)		21,303,929

SOVEREIGN DEBT OBLIGATIONS — 5.2%
Argentina — 0.1%
Argentine Republic Government International Bond
0.125% STEP 7/09/30	957,844	344,345
0.125% STEP 7/09/35	1,206,206	381,776
0.125% STEP 1/09/38	389,621	147,277
1.000% 7/09/29	100,849	38,191
		911,589
Bahrain — 0.0%
Bahrain Government International Bond
6.750% 9/20/29 (f)	200,000	219,440
Brazil — 0.9%
Brazil Letras do Tesouro Nacional
0.000% 7/01/24 BRL (k)	31,847,000	5,068,048
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/27 BRL (k)	5,693,000	1,157,422
		6,225,470
China — 2.6%
China Government International Bond
2.680% 5/21/30 CNY (k)	43,830,000	6,527,578
3.270% 11/19/30 CNY (k)	34,450,000	5,402,851
3.270% 11/19/30 CNY (k)	5,880,000	922,170
3.290% 5/23/29 CNY (k)	38,900,000	6,095,120
		18,947,719
Colombia — 0.0%
Colombia Government International Bond
4.125% 5/15/51 (e)	200,000	189,576
Dominican Republic — 0.1%
Dominican Republic International Bond
4.500% 1/30/30 (f)	150,000	153,376
4.500% 1/30/30 (f)	150,000	153,377
4.875% 9/23/32 (f)	150,000	154,879
		461,632
Egypt — 0.1%
Egypt Government International Bond
5.875% 6/11/25 (f)	317,000	338,055
7.600% 3/01/29 (f)	204,000	223,931
		561,986
Ghana — 0.0%
Ghana Government International Bond
7.750% 4/07/29 (f)	200,000	204,250

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Greece — 0.2%
Hellenic Republic Government Bond
2.000% 4/22/27 EUR (f) (k)	$1,166,000	$1,525,749
Indonesia — 0.0%
Indonesia Government International Bond
4.100% 4/24/28	200,000	226,011
Japan — 0.4%
Japan Government Thirty Year Bond
0.400% 9/20/49 JPY (k)	328,400,000	2,756,349
Mexico — 0.5%
Mexican Bonos
5.750% 3/05/26 MXN (k)	17,589,800	857,906
7.750% 5/29/31 MXN (k)	39,103,700	2,070,609
Mexico Government International Bond
3.750% 1/11/28	266,000	290,299
		3,218,814
Morocco — 0.0%
Morocco Government International Bond
3.000% 12/15/32 (f)	200,000	192,888
Oman — 0.0%
Oman Government International Bond
6.750% 1/17/48 (f)	200,000	198,750
Panama — 0.1%
Panama Government International Bond
4.500% 4/16/50	200,000	227,010
6.700% 1/26/36	53,000	71,948
		298,958
Peru — 0.0%
Peruvian Government International Bond
2.783% 1/23/31	120,000	122,156
Romania — 0.0%
Romanian Government International Bond
6.125% 1/22/44 (f)	56,000	76,496
Russia — 0.1%
Russian Foreign Bond - Eurobond
5.250% 6/23/47 (f)	200,000	251,214
Saudi Arabia — 0.0%
Saudi Government International Bond
4.625% 10/04/47 (f)	200,000	238,516
Ukrainian Ssr — 0.1%
Ukraine Government International Bond
7.253% 3/15/33 (f)	200,000	208,240
7.750% 9/01/25 (f)	100,000	109,448
		317,688

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Uruguay — 0.0%
Uruguay Government International Bond
5.100% 6/18/50	$38,625	$50,579

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $36,945,335)		37,195,830

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.1%

	Number of Shares
United States — 0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
0.939% VRN 5/25/29 (o)	1,555,317	81,480
Series K120, Class X1, 1.134% VRN 10/25/30 (o)	1,362,505	111,851
Series KL06, Class XFX, 1.364% 12/25/29	220,639	20,304
Series K116, Class X1, 1.531% VRN 7/25/30 (o)	207,618	22,874
Series K105, Class X1, 1.645% VRN 3/25/53 (o)	959,732	109,316
Series K109, Class X1, 1.699% VRN 4/25/30 (o)	309,972	37,148
Series K110, Class X1, 1.815% VRN 4/25/30 (o)	357,671	45,564
Federal National Mortgage Association ACES Series 2018-M13, Class A2 (o)	58,000	68,332
		496,869

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $516,972)		496,869

	Principal Amount
U.S. TREASURY OBLIGATIONS — 0.7%
United States — 0.7%
U.S. Treasury Note
2.000% 11/15/21 (h)	$5,300,000	5,338,211

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,398,556)		5,338,211

TOTAL BONDS & NOTES (Cost $114,466,878)		113,846,653

	Number of Shares
MUTUAL FUNDS — 2.0%
Diversified Financial Services — 2.0%
United States — 2.0%
Consumer Discretionary Select Sector SPDR Fund (e)	3,257	581,537
Energy Select Sector SPDR Fund	2,544	137,045
Financial Select Sector SPDR Fund	4,618	169,435
Health Care Select Sector SPDR Fund (e)	5,533	696,881
Industrial Select Sector SPDR Fund (e)	12,313	1,260,851
Invesco Senior Loan ETF	47,956	1,062,225
iShares Biotechnology ETF	529	86,571
iShares China Large-Cap ETF	12,649	586,028
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,408	189,179
iShares Latin America 40 ETF (e)	10,184	321,000

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
iShares MSCI Brazil ETF (e)	14,707	$596,222
iShares MSCI Emerging Markets ETF	1,380	76,107
iShares MSCI Japan ETF	6,128	413,885
iShares S&P 500 Value ETF	5,829	860,594
KraneShares Bosera MSCI China A ETF	4,583	219,251
KraneShares CSI China Internet ETF	3,414	238,229
SPDR Blackstone Senior Loan ETF	8,205	379,810
SPDR Bloomberg Barclays High Yield Bond ETF	1,645	180,884
SPDR Euro Stoxx 50 ETF (e)	2,323	108,786
SPDR Gold Shares (g) (h)	8,005	1,325,868
SPDR S&P Oil & Gas Exploration & Production ETF	5,468	528,701
State Street Navigator Securities Lending Government Money Market Portfolio (p)	3,974,417	3,974,417
Utilities Select Sector SPDR Fund	4,239	268,032
VanEck Vectors Semiconductor ETF (e)	793	207,956
		14,469,494

TOTAL MUTUAL FUNDS (Cost $13,610,518)		14,469,494

TOTAL PURCHASED OPTIONS (#) — 0.4% (Cost $3,522,119)		3,012,146

WARRANTS — 0.0%
Cayman Islands — 0.0%
Hedosophia European Growth (d)	6,879	8,076
Tortoise Acquisition Corp. II Expires 6/14/27, Strike 11.50 (d)	4,000	8,680
TPG Pace Beneficial Finance Corp. Expires 10/09/27, Strike 11.50 (d)	1,740	5,759
		22,515
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/23, Strike 67.00 (d)	124	83
United States — 0.0%
Cano Health, Inc. Expires 3/03/26, Strike 11.50 (d)	7,127	26,288
Climate Change Crisis Real Impact I Acquisition Corp. Expires 9/15/25, Strike 11.50 (d)	3,880	15,830
Latch, Inc. Expires 6/04/26, Strike 11.50 (d)	8,977	31,419
Rotor Acquisition Corp. Expires 6/15/27, Strike 11.50 (d)	16,317	20,070
		93,607

TOTAL WARRANTS (Cost $112,523)		116,205

TOTAL LONG-TERM INVESTMENTS (Cost $526,209,014)		649,633,348

	Principal Amount
SHORT-TERM INVESTMENTS — 8.1%
Repurchase Agreement — 8.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (q)	$58,764,638	58,764,638

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL SHORT-TERM INVESTMENTS (Cost $58,764,638)		$58,764,638

TOTAL INVESTMENTS — 98.0% (Cost $584,973,652) (r)		708,397,986

Less Unfunded Loan Commitments — 0.0%		(171,741)

NET INVESTMENTS — 98.0% (Cost $584,801,911)		708,226,245

Other Assets/(Liabilities) — 2.0%		14,968,718

NET ASSETS — 100.0%		$723,194,963

	Number of Shares
Equities Sold Short — (0.5)%
United States — (0.5)%
Appian Corp. (d)	(5,206)	(717,126)
DoorDash, Inc., Class A (d)	(2,709)	(483,096)
The Hershey Co.	(1,287)	(224,170)
The J.M. Smucker Co.	(1,376)	(178,288)
Nordstrom, Inc. (d)	(2,061)	(75,371)
Snowflake, Inc. Class A (d)	(1,937)	(468,367)
Tesla Motors, Inc. (d)	(694)	(471,712)
Walgreens Boots Alliance, Inc.	(20,181)	(1,061,722)

		(3,679,852)

TOTAL EQUITIES SOLD SHORT (Cost $(3,412,296))		(3,679,852)

Abbreviation Legend

ADR	American Depositary Receipt
DIP	Debtor In Possession
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Consolidated Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	Restricted security. Certain securities are restricted as to resale. At June 30, 2021, these securities amounted to a value of $5,481,201 or 0.76% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2021, these securities amounted to a value of $6,509,406 or 0.90% of net assets.
(d)	Non-income producing security.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $11,685,956 or 1.62% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $8,137,564 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Notes to Consolidated Portfolio of Investments (Continued)

(f)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $59,833,013 or 8.27% of net assets.
(g)	A portion of this security is pledged/held as collateral for open derivatives.
(h)	All or a portion of this security is held by a wholly owned subsidiary. See Note 1 of the Notes to Consolidated Portfolio Statements for details on the wholly owned subsidiary.
(i)	Security is perpetual and has no stated maturity date.
(j)	All or a portion of the security represents unsettled loan commitments at June 30, 2021 where the rate will be determined at time of settlement.
(k)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(l)	Unfunded or partially unfunded loan commitments.
(m)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(n)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2021, these securities amounted to a value of $114,439 or 0.02% of net assets.
(o)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2021.
(p)	Represents investment of security lending cash collateral. (Note 2).
(q)	Maturity value of $58,764,638. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $59,939,933.
(r)	See Note 3 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
adidas AG	Barclays Bank PLC	7/16/21	305.00	1,119	EUR	341,295	$15,830	$10,930	$4,900
Safran SA	Barclays Bank PLC	7/16/21	125.00	2,819	EUR	352,375	1,844	16,380	(14,536)
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	8/20/21	675.00	674	EUR	454,950	11,520	13,735	(2,215)
D.R. Horton, Inc.	Citibank N.A.	8/20/21	90.00	7,365	USD	662,850	33,813	27,987	5,826
Amazon.com, Inc.	Citibank N.A.	6/17/22	4,150.00	267	USD	1,108,050	43,058	36,846	6,212
Euro Stoxx 50 Index	Credit Suisse International	7/16/21	4,175.00	490	EUR	2,045,750	3,468	16,052	(12,584)
Euro Stoxx 50 Index	Credit Suisse International	9/17/21	4,250.00	490	EUR	2,082,500	15,593	30,302	(14,709)
United Rentals, Inc.	Credit Suisse International	9/17/21	360.00	1,200	USD	432,000	9,232	19,174	(9,942)
Euro Stoxx 50 Index	Credit Suisse International	11/19/21	4,300.00	490	EUR	2,107,000	25,378	40,596	(15,218)
Euro Stoxx 50 Index	Goldman Sachs International	8/20/21	4,250.00	294	EUR	1,249,500	4,207	10,443	(6,236)
USD Call MXN Put	Morgan Stanley & Co. LLC	7/28/21	21.50	4,392,000	USD	4,392,000	3,869	3,004	865
USD Call MXN Put	Morgan Stanley & Co. LLC	9/29/21	20.75	4,392,000	USD	4,392,000	53,477	51,979	1,498
Autodesk, Inc.	Nomura International PLC	9/17/21	295.00	3,790	USD	1,118,050	53,017	45,101	7,916
NXP Semiconductors NV	UBS AG	7/16/21	210.00	3,651	USD	766,710	10,381	20,702	(10,321)
							$284,687	$343,231	$(58,544)

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
USD Put RUB Call	Bank of America N.A.	8/26/21	72.50	2,479,177	USD	2,479,177	$21,608	$27,679	$(6,071)
EUR Put USD Call	BNP Paribas SA	8/02/21	1.19	5,284,180	EUR	5,284,180	51,379	69,995	(18,616)
SPDR Gold Shares(h)	Citibank N.A.	7/16/21	164.00	4,540	USD	744,560	5,859	7,119	(1,260)
SPDR Gold Shares(h)	Citibank N.A.	7/16/21	166.00	5,494	USD	912,004	11,574	13,131	(1,557)
iShares National S&P Muni Bond ETF	Credit Suisse International	8/20/21	113.00	94	USD	10,622	13	150	(137)
iShares National S&P Muni Bond ETF	Credit Suisse International	8/20/21	114.00	95	USD	10,830	18	161	(143)
USD Put RUB Call	JP Morgan Chase Bank N.A.	7/27/21	72.25	1,429,296	USD	1,429,296	6,342	13,100	(6,758)
USD Put ZAR Call	JP Morgan Chase Bank N.A.	8/26/21	13.75	1,959,155	USD	1,959,155	9,553	36,094	(26,541)
EUR Put USD Call	Morgan Stanley & Co. LLC	7/30/21	1.19	7,688,660	EUR	7,688,660	52,960	43,433	9,527
USD Put MXN Call	Morgan Stanley & Co. LLC	8/25/21	19.75	2,661,775	USD	2,661,775	24,132	39,828	(15,696)
							$183,438	$250,690	$(67,252)
							$468,125	$593,921	$(125,796)

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
SPDR S&P 500 Trust	7/02/21	427.00	172	USD	7,344,400	$39,216	$59,535	$(20,319)
Alphabet, Inc.	7/16/21	2,600.00	3	USD	780,000	2,490	10,282	(7,792)
Amazon.com, Inc.	7/16/21	3,750.00	2	USD	750,000	674	14,608	(13,934)
Apple, Inc.	7/16/21	140.00	54	USD	756,000	4,752	17,671	(12,919)
Applied Materials, Inc.	7/16/21	140.00	54	USD	756,000	28,026	34,141	(6,115)
BP PLC	7/16/21	29.00	242	USD	701,800	1,936	16,082	(14,146)
Crowdstrike Holdings, Inc.	7/16/21	220.00	18	USD	396,000	59,940	19,786	40,154
D.R. Horton, Inc.	7/16/21	95.00	71	USD	674,500	4,047	21,038	(16,991)
Freeport-McMoRan, Inc.	7/16/21	38.00	28	USD	106,400	2,576	2,352	224
FTSE MIB Index	7/16/21	26,000.00	12	EUR	780,000	1,209	11,715	(10,506)
iShares MSCI Emerging Markets ETF	7/16/21	57.00	438	USD	2,496,600	4,818	34,267	(29,449)
Johnson Controls International PLC	7/16/21	67.50	103	USD	695,250	19,570	17,428	2,142
Lions Gate Entertainment Corp.	7/16/21	21.00	14	USD	29,400	802	830	(28)
Mastercard, Inc.	7/16/21	390.00	19	USD	741,000	912	25,882	(24,970)
Microsoft Corp.	7/16/21	265.00	29	USD	768,500	22,185	14,420	7,765
Pultegroup, Inc.	7/16/21	60.00	42	USD	252,000	504	8,606	(8,102)
Ralph Lauren Corp.	7/16/21	145.00	32	USD	464,000	133	18,091	(17,958)
Ringcentral, Inc.	7/16/21	340.00	6	USD	204,000	390	7,934	(7,544)
Sabre Corp.	7/16/21	20.00	13	USD	26,000	6	568	(562)

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
SPDR S&P 500 Trust	7/16/21	427.00	322	USD	13,749,400	$146,188	$124,514	$21,674
SPDR S&P Oil & Gas Exploration & Production ETF	7/16/21	102.00	23	USD	234,600	3,243	4,030	(787)
Twilio, Inc.	7/16/21	390.00	5	USD	195,000	8,475	10,986	(2,511)
Vaneck Vectors Semiconductor	7/16/21	260.00	103	USD	2,678,000	59,740	43,959	15,781
SPDR S&P 500 Trust	7/30/21	436.00	405	USD	17,658,000	70,875	73,339	(2,464)
Amazon.com, Inc.	8/20/21	3,600.00	2	USD	720,000	14,400	21,794	(7,394)
Comcast Corp.	8/20/21	57.50	39	USD	224,250	6,474	6,084	390
Commscope Holding Co., Inc.	8/20/21	25.00	11	USD	27,500	396	399	(3)
Conocophillips	8/20/21	65.00	119	USD	773,500	17,493	21,580	(4,087)
Energy Select Sector SPDR Fund	8/20/21	60.00	565	USD	3,390,000	33,900	69,251	(35,351)
Facebook, Inc.	8/20/21	345.00	45	USD	1,552,500	80,100	63,483	16,617
Freeport-McMoRan, Inc.	8/20/21	41.00	56	USD	229,600	6,720	5,935	785
Global Payments, Inc.	8/20/21	210.00	34	USD	714,000	5,440	22,120	(16,680)
L Brands, Inc.	8/20/21	80.00	102	USD	816,000	24,174	35,865	(11,691)
Las Vegas Sands Corp.	8/20/21	65.00	19	USD	123,500	836	4,193	(3,357)
Mastercard, Inc.	8/20/21	375.00	18	USD	675,000	15,300	18,400	(3,100)
Mastercard, Inc.	8/20/21	410.00	39	USD	1,599,000	5,460	50,982	(45,522)
salesforce.com, Inc.	8/20/21	250.00	20	USD	500,000	13,500	13,585	(85)
SPDR S&P 500 Trust	8/20/21	440.00	141	USD	6,204,000	33,840	32,331	1,509
Trane Technologies PLC	8/20/21	190.00	7	USD	133,000	2,660	4,339	(1,679)
Wells Fargo & Co.	8/20/21	45.00	167	USD	751,500	36,740	22,966	13,774
Western Digital Corp.	8/20/21	85.00	46	USD	391,000	5,612	6,155	(543)
Western Digital Corp.	8/20/21	95.00	23	USD	218,500	1,449	2,547	(1,098)
Zscaler, Inc.	8/20/21	220.00	20	USD	440,000	20,900	19,820	1,080
Advance Auto Parts, Inc.	9/17/21	210.00	14	USD	294,000	11,410	11,020	390
Carrier Global Corp.	9/17/21	47.00	90	USD	423,000	29,520	20,896	8,624
Deere & Co.	9/17/21	380.00	5	USD	190,000	3,680	8,436	(4,756)
Fedex Corp.	9/17/21	310.00	16	USD	496,000	14,336	13,396	940
Freeport-McMoRan, Inc.	9/17/21	40.00	60	USD	240,000	12,000	13,048	(1,048)
Illinois Tool Works, Inc.	9/17/21	250.00	28	USD	700,000	2,660	11,089	(8,429)
Lions Gate Entertainment Corp.	9/17/21	25.00	24	USD	60,000	1,200	2,058	(858)
SPDR S&P 500 Trust	9/17/21	440.00	646	USD	28,424,000	308,788	307,759	1,029
SPDR S&P 500 Trust	9/17/21	450.00	565	USD	25,425,000	109,610	107,697	1,913
Wells Fargo & Co.	9/17/21	45.00	164	USD	738,000	43,952	34,537	9,415
Nucor Corp.	10/15/21	110.00	37	USD	407,000	11,840	21,795	(9,955)
TE Connectivity Ltd.	10/15/21	145.00	17	USD	246,500	4,420	8,200	(3,780)

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Parker-Hannifin Corp.	11/19/21	340.00	21	USD	714,000	$17,010	$14,187	$2,823
Diamondback Energy, Inc.	12/17/21	90.00	37	USD	333,000	53,280	49,283	3,997
Diamondback Energy, Inc.	12/17/21	115.00	62	USD	713,000	34,844	34,239	605
SPDR S&P 500 Trust	12/17/21	360.00	34	USD	1,224,000	246,364	44,096	202,268
Caesars Entertainment Corp.	1/21/22	100.00	21	USD	210,000	34,167	33,306	861
Devon Energy Corp.	1/21/22	28.00	131	USD	366,800	57,771	55,588	2,183
Devon Energy Corp.	1/21/22	35.00	106	USD	371,000	21,200	21,469	(269)
						$1,826,153	$1,825,992	$161
Put
SPDR S&P 500 Trust	7/02/21	410.00	187	USD	7,667,000	$561	$108,985	$(108,424)
SPDR S&P 500 Trust	7/02/21	420.00	13	USD	546,000	117	926	(809)
Invesco QQQ Trust	7/16/21	320.00	124	USD	3,968,000	4,712	92,873	(88,161)
Invesco QQQ Trust	7/16/21	325.00	154	USD	5,005,000	7,084	109,061	(101,977)
iShares Russell 2000 ETF	7/16/21	218.00	9	USD	196,200	693	1,924	(1,231)
Pitney Bowes, Inc.	7/16/21	7.00	11	USD	7,700	33	723	(690)
SPDR Bloomberg Barclays High Yield Bond ETF	7/16/21	108.00	16	USD	172,800	267	896	(629)
iShares iBoxx $ High Yield Corporate Bond ETF	9/17/21	84.00	537	USD	4,510,800	20,406	42,549	(22,143)
PG&E Corp.	9/17/21	8.00	14	USD	11,200	182	353	(171)
Eurodollar Future	12/10/21	99.38	52	USD	12,932,400	11,050	9,835	1,215
Uber Technologies, Inc.	12/17/21	25.00	10	USD	25,000	160	636	(476)
						$45,265	$368,761	$(323,496)
						$1,871,418	$2,194,753	$(323,335)

(#) Credit Default Index Swaptions Purchased
				Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate/ Reference Obligation Index	Frequency	Rate/ Reference Obligation Index	Frequency	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
Buy Protection on 5-Year Credit Default Swap, 6/20/26	JP Morgan Chase Bank N.A.	7/21/21	108.00	5.000%	Semi-Annually	CDX.NA.HY Series 36	Quarterly	USD	335,000	$231	$767	$(536)
Buy Protection on 5-Year Credit Default Swap, 6/20/26	JP Morgan Chase Bank N.A.	7/21/21	108.50	5.000%	Semi-Annually	CDX.NA.HY Series 36	Quarterly	USD	185,000	177	536	(359)
Buy Protection on 5-Year Credit Default Swap, 6/20/26	Morgan Stanley & Co. LLC	7/21/21	65.00	1.000%	Semi-Annually	CDX.NA.IG Series 36	Quarterly	USD	2,855,000	171	3,655	(3,484)
										$579	$4,958	$(4,379)

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/28/31	Goldman Sachs International	12/24/21	6-Month EURIBOR	Semi-Annually	0.07%	Annually	EUR	2,752,656	$23,922	$25,671	$(1,749)
30-Year Interest Rate Swap, 4/22/52	Goldman Sachs International	4/20/22	3-Month USD LIBOR BBA	Quarterly	1.60%	Semi-Annually	USD	1,363,314	51,174	42,103	9,071
30-Year Interest Rate Swap, 4/22/52	Goldman Sachs International	4/20/22	3-Month USD LIBOR BBA	Quarterly	1.60%	Semi-Annually	USD	1,363,000	51,467	42,228	9,239
10-Year Interest Rate Swap, 4/25/32	Morgan Stanley & Co. LLC	4/21/22	3-Month USD LIBOR BBA	Quarterly	1.30%	Semi-Annually	USD	2,892,513	35,231	34,498	733
1-Year Interest Rate Swap, 3/20/24	Morgan Stanley & Co. LLC	3/16/23	3-Month USD LIBOR BBA	Quarterly	0.80%	Semi-Annually	USD	36,619,299	88,044	116,450	(28,406)
									$249,838	$260,950	$(11,112)
Put
5-Year Interest Rate Swap, 7/12/26	Goldman Sachs International	7/08/21	1.37%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	7,269,767	$2	$18,802	$(18,800)
5-Year Interest Rate Swap, 7/12/26	Goldman Sachs International	7/08/21	1.37%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	1,817,000	1	4,485	(4,484)
30-Year Interest Rate Swap, 11/26/51	Goldman Sachs International	11/24/21	0.49%	Annually	6-Month EURIBOR	Semi-Annually	EUR	2,620,253	111,102	138,522	(27,420)
30-Year Interest Rate Swap, 12/13/51	Goldman Sachs International	12/09/21	0.52%	Annually	6-Month EURIBOR	Semi-Annually	EUR	2,432,972	97,808	121,905	(24,097)
10-Year Interest Rate Swap, 12/31/31	Goldman Sachs International	12/29/21	1.79%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	3,440,820	33,122	40,945	(7,823)
30-Year Interest Rate Swap, 11/18/51	JP Morgan Chase Bank N.A.	11/16/21	0.48%	Annually	6-Month EURIBOR	Semi-Annually	EUR	2,681,299	114,474	107,678	6,796
1-Year Interest Rate Swap, 7/07/23	Morgan Stanley & Co. LLC	7/05/22	0.50%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	39,550,000	65,677	35,200	30,477
									$422,186	$467,537	$(45,351)
									$672,024	$728,487	$(56,463)

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
adidas AG	Barclays Bank PLC	7/16/21	330.00	1,119	EUR	369,270	$(1,846)	$(2,983)	$1,137
Safran SA	Barclays Bank PLC	7/16/21	140.00	2,819	EUR	394,660	(232)	(2,891)	2,659
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	8/20/21	715.00	674	EUR	481,910	(3,641)	(5,314)	1,673
SPDR Gold Shares (h)	Citibank N.A.	7/16/21	192.00	2,270	USD	435,840	(5)	(1,339)	1,334
D.R. Horton, Inc.	Citibank N.A.	8/20/21	97.50	7,365	USD	718,088	(13,706)	(11,048)	(2,658)
Disco Corp.	Goldman Sachs International	7/08/21	35,593.19	200	JPY	7,118,638	(122)	(553)	431
FANUC Corp.	Goldman Sachs International	7/08/21	28,144.32	300	JPY	8,443,296	(123)	(657)	534
FANUC Corp.	Goldman Sachs International	8/13/21	29,683.18	307	JPY	9,112,736	(386)	(611)	225
Recruit Holdings Co Ltd.	Goldman Sachs International	8/13/21	6,191.74	1,574	JPY	9,745,799	(298)	(909)	611
Sony Corp.	Goldman Sachs International	8/13/21	11,899.94	827	JPY	9,841,250	(468)	(660)	192
Disco Corp.	JP Morgan Chase Bank N.A.	8/13/21	38,689.39	170	JPY	6,577,195	(181)	(505)	324
HOYA Corp.	JP Morgan Chase Bank N.A.	8/13/21	16,625.69	2,422	JPY	40,267,423	(805)	(2,408)	1,603
Keyence Corp.	JP Morgan Chase Bank N.A.	8/13/21	63,543.85	131	JPY	8,324,244	(105)	(384)	279
Shin-Etsu Chemical Co., Ltd.	JP Morgan Chase Bank N.A.	8/13/21	20,481.09	1,847	JPY	37,828,572	(1,585)	(1,742)	157
Keyence Corp.	Morgan Stanley & Co. LLC	7/08/21	58,916.55	100	JPY	5,891,655	(30)	(405)	375
Kose Corp.	Morgan Stanley & Co. LLC	7/08/21	18,949.54	500	JPY	9,474,771	(18)	(628)	610
Sony Corp.	Morgan Stanley & Co. LLC	7/08/21	11,765.40	800	JPY	9,412,318	(7)	(538)	531
USD Call MXN Put	Morgan Stanley & Co. LLC	7/28/21	20.75	4,392,000	USD	4,392,000	(13,295)	(11,885)	(1,410)
Kose Corp.	Morgan Stanley & Co. LLC	8/13/21	19,925.43	489	JPY	9,743,534	(275)	(497)	222
USD Call MXN Put	Morgan Stanley & Co. LLC	9/29/21	21.50	4,392,000	USD	4,392,000	(26,532)	(25,223)	(1,309)
NXP Semiconductors NV	Nomura International PLC	8/20/21	225.00	32	USD	720,000	(10,622)	(7,169)	(3,453)
Autodesk, Inc.	Nomura International PLC	9/17/21	325.00	5,463	USD	1,775,475	(24,567)	(20,759)	(3,808)
NXP Semiconductors NV	UBS AG	7/16/21	230.00	3,651	USD	839,730	(877)	(7,411)	6,534
							$(99,726)	$(106,519)	$6,793
Put
USD Put RUB Call	Bank of America N.A.	8/26/21	70.00	3,718,766	USD	3,718,766	$(4,652)	$(11,186)	$6,534
adidas AG	Barclays Bank PLC	7/16/21	270.00	1,119	EUR	302,130	(378)	(6,157)	5,779
Safran SA	Barclays Bank PLC	7/16/21	110.00	2,819	EUR	310,090	(2,865)	(8,185)	5,320
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	8/20/21	605.00	674	EUR	407,770	(4,716)	(8,175)	3,459
EUR Put USD Call	BNP Paribas SA	7/30/21	1.17	7,688,660	EUR	7,688,660	(11,195)	(11,213)	18

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
EUR Put USD Call	BNP Paribas SA	8/02/21	1.15	7,926,270	EUR	7,926,270	$(2,820)	$(34,349)	$31,529
SPDR Gold Shares (h)	Citibank N.A.	7/16/21	157.00	12,304	USD	1,931,728	(3,023)	(8,859)	5,836
D.R. Horton, Inc.	Citibank N.A.	8/20/21	82.50	7,365	USD	607,613	(11,797)	(20,990)	9,193
Edwards Lifesciences Corp.	Citibank N.A.	8/20/21	87.50	4,134	USD	361,725	(2,144)	(7,431)	5,287
Intuitive Surgical, Inc.	Citibank N.A.	8/20/21	760.00	476	USD	361,760	(2,040)	(7,389)	5,349
Amazon.com, Inc.	Citibank N.A.	6/17/22	2,800.00	133	USD	372,400	(17,008)	(19,337)	2,329
United Rentals, Inc.	Credit Suisse International	9/17/21	280.00	1,200	USD	336,000	(9,495)	(9,601)	106
Euro Stoxx 50 Index	Credit Suisse International	12/17/21	3,500.00	453	EUR	1,585,500	(32,339)	(28,952)	(3,387)
Euro Stoxx 50 Index	Goldman Sachs International	8/20/21	3,725.00	294	EUR	1,095,150	(8,482)	(9,381)	899
USD Put RUB Call	JP Morgan Chase Bank N.A.	7/27/21	70.00	1,429,296	USD	1,429,296	(272)	(1,444)	1,172
USD Put ZAR Call	JP Morgan Chase Bank N.A.	8/26/21	13.25	2,938,732	USD	2,938,732	(2,460)	(19,040)	16,580
USD Put MXN Call	Morgan Stanley & Co. LLC	8/25/21	19.25	3,992,662	USD	3,992,662	(10,465)	(24,479)	14,014
Autodesk, Inc.	Nomura International PLC	9/17/21	250.00	3,790	USD	947,500	(12,918)	(26,909)	13,991
NXP Semiconductors NV	UBS AG	7/16/21	170.00	3,651	USD	620,670	(458)	(13,618)	13,160
							$(139,527)	$(276,695)	$137,168
							$(239,253)	$(383,214)	$143,961

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Alphabet, Inc.	7/16/21	2,800.00	3	USD	840,000	$(180)	$(2,393)	$2,213
Amazon.com, Inc.	7/16/21	4,100.00	2	USD	820,000	(214)	(4,030)	3,816
Apple, Inc.	7/16/21	155.00	54	USD	837,000	(270)	(4,469)	4,199
Applied Materials, Inc.	7/16/21	155.00	54	USD	837,000	(3,240)	(12,677)	9,437
Crowdstrike Holdings, Inc.	7/16/21	250.00	18	USD	450,000	(16,200)	(7,520)	(8,680)
Freeport-McMoRan, Inc.	7/16/21	41.00	28	USD	114,800	(756)	(952)	196
iShares MSCI Emerging Markets ETF	7/16/21	61.00	438	USD	2,671,800	(121)	(4,716)	4,595
Mastercard, Inc.	7/16/21	440.00	19	USD	836,000	(228)	(4,708)	4,480
Microsoft Corp.	7/16/21	290.00	29	USD	841,000	(493)	(2,922)	2,429
NVIDIA Corp.	7/16/21	660.00	7	USD	462,000	(101,710)	(14,927)	(86,783)
Ringcentral, Inc.	7/16/21	390.00	6	USD	234,000	(71)	(1,618)	1,547
SPDR S&P Oil & Gas Exploration & Production ETF	7/16/21	110.00	23	USD	253,000	(828)	(1,490)	662
Twilio, Inc.	7/16/21	450.00	5	USD	225,000	(768)	(4,188)	3,420
Amazon.com, Inc.	8/20/21	3,900.00	4	USD	1,560,000	(7,672)	(13,820)	6,148
Capital One Financial Corp.	8/20/21	160.00	36	USD	576,000	(16,740)	(14,364)	(2,376)

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Conocophillips	8/20/21	75.00	119	USD	892,500	$(2,737)	$(6,154)	$3,417
Energy Select Sector SPDR Fund	8/20/21	65.00	565	USD	3,672,500	(12,430)	(22,702)	10,272
Facebook, Inc.	8/20/21	365.00	45	USD	1,642,500	(40,950)	(31,456)	(9,494)
Freeport-McMoRan, Inc.	8/20/21	46.00	56	USD	257,600	(2,408)	(2,521)	113
Global Payments, Inc.	8/20/21	230.00	34	USD	782,000	(1,547)	(7,064)	5,517
Mastercard, Inc.	8/20/21	400.00	36	USD	1,440,000	(8,640)	(11,619)	2,979
Mastercard, Inc.	8/20/21	450.00	39	USD	1,755,000	(975)	(16,332)	15,357
Western Digital Corp.	8/20/21	100.00	34	USD	340,000	(1,462)	(1,347)	(115)
Zscaler, Inc.	8/20/21	250.00	20	USD	500,000	(5,140)	(5,340)	200
SPDR S&P 500 Trust	9/17/21	454.00	565	USD	25,651,000	(75,710)	(74,749)	(961)
Wells Fargo & Co.	9/17/21	52.50	164	USD	861,000	(8,856)	(6,182)	(2,674)
Diamondback Energy, Inc.	12/17/21	130.00	37	USD	481,000	(12,210)	(11,105)	(1,105)
Diamondback Energy, Inc.	12/17/21	135.00	62	USD	837,000	(16,740)	(15,361)	(1,379)
SPDR S&P 500 Trust	12/17/21	455.00	71	USD	3,230,500	(37,062)	(32,867)	(4,195)
Caesars Entertainment Corp.	1/21/22	130.00	21	USD	273,000	(10,815)	(11,529)	714
Devon Energy Corp.	1/21/22	38.00	131	USD	497,800	(18,602)	(16,663)	(1,939)
Devon Energy Corp.	1/21/22	40.00	106	USD	424,000	(12,084)	(10,853)	(1,231)
						$(417,859)	$(378,638)	$(39,221)
Put
SPDR S&P 500 Trust	7/02/21	390.00	200	USD	7,800,000	$(200)	$(54,434)	$54,234
Alphabet, Inc.	7/16/21	2,100.00	3	USD	630,000	(240)	(5,693)	5,453
Amazon.com, Inc.	7/16/21	3,000.00	2	USD	600,000	(668)	(5,168)	4,500
Apple, Inc.	7/16/21	115.00	54	USD	621,000	(486)	(5,819)	5,333
Applied Materials, Inc.	7/16/21	115.00	108	USD	1,242,000	(1,296)	(28,227)	26,931
Autodesk, Inc.	7/16/21	240.00	25	USD	600,000	(675)	(7,333)	6,658
Crowdstrike Holdings, Inc.	7/16/21	170.00	18	USD	306,000	(126)	(7,286)	7,160
D.R. Horton, Inc.	7/16/21	80.00	71	USD	568,000	(710)	(8,955)	8,245
Invesco QQQ Trust	7/16/21	295.00	154	USD	4,543,000	(2,310)	(32,558)	30,248
iShares Russell 2000 ETF	7/16/21	200.00	9	USD	180,000	(144)	(524)	380
Johnson Controls International PLC	7/16/21	60.00	149	USD	894,000	(63)	(10,944)	10,881
Mastercard, Inc.	7/16/21	330.00	19	USD	627,000	(722)	(6,364)	5,642
Mastercard, Inc.	7/16/21	345.00	19	USD	655,500	(2,280)	(13,922)	11,642
Microsoft Corp.	7/16/21	215.00	29	USD	623,500	(261)	(4,546)	4,285
Pultegroup, Inc.	7/16/21	50.00	42	USD	210,000	(714)	(4,675)	3,961
Ralph Lauren Corp.	7/16/21	115.00	32	USD	368,000	(6,848)	(5,966)	(882)
Ringcentral, Inc.	7/16/21	260.00	6	USD	156,000	(720)	(2,747)	2,027
salesforce.com, Inc.	7/16/21	185.00	33	USD	610,500	(165)	(6,535)	6,370
SPDR Bloomberg Barclays High Yield Bond ETF	7/16/21	105.00	16	USD	168,000	(85)	(464)	379
Twilio, Inc.	7/16/21	300.00	5	USD	150,000	(215)	(4,589)	4,374
Mercadolibre, Inc.	7/30/21	1,300.00	5	USD	650,000	(3,250)	(11,367)	8,117
Amazon.com, Inc.	8/20/21	2,800.00	2	USD	560,000	(2,304)	(8,289)	5,985
Comcast Corp.	8/20/21	52.50	39	USD	204,750	(2,847)	(2,958)	111
Facebook, Inc.	8/20/21	305.00	25	USD	762,500	(8,525)	(14,225)	5,700

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Global Payments, Inc.	8/20/21	170.00	36	USD	612,000	$(7,200)	$(7,912)	$712
Global Payments, Inc.	8/20/21	185.00	34	USD	629,000	(21,080)	(19,984)	(1,096)
Las Vegas Sands Corp.	8/20/21	50.00	37	USD	185,000	(7,178)	(3,910)	(3,268)
Mastercard, Inc.	8/20/21	330.00	18	USD	594,000	(5,454)	(8,240)	2,786
Mastercard, Inc.	8/20/21	340.00	28	USD	952,000	(13,412)	(19,929)	6,517
salesforce.com, Inc.	8/20/21	220.00	20	USD	440,000	(3,840)	(6,909)	3,069
ServiceNow, Inc.	8/20/21	410.00	15	USD	615,000	(2,100)	(13,047)	10,947
Trane Technologies PLC	8/20/21	170.00	7	USD	119,000	(1,260)	(2,671)	1,411
Wells Fargo & Co.	8/20/21	40.00	167	USD	668,000	(8,350)	(16,542)	8,192
Zscaler, Inc.	8/20/21	190.00	20	USD	380,000	(5,300)	(10,380)	5,080
Advance Auto Parts, Inc.	9/17/21	180.00	14	USD	252,000	(3,570)	(2,979)	(591)
Alphabet, Inc.	9/17/21	2,100.00	3	USD	630,000	(4,830)	(19,309)	14,479
Amazon.com, Inc.	9/17/21	3,000.00	2	USD	600,000	(7,212)	(20,461)	13,249
Carrier Global Corp.	9/17/21	43.00	83	USD	356,900	(5,395)	(18,719)	13,324
Deere & Co.	9/17/21	320.00	5	USD	160,000	(3,275)	(6,389)	3,114
EQT Corp.	9/17/21	17.00	228	USD	387,600	(9,120)	(19,637)	10,517
Fedex Corp.	9/17/21	270.00	16	USD	432,000	(7,376)	(8,124)	748
Freeport-McMoRan, Inc.	9/17/21	32.00	60	USD	192,000	(6,540)	(7,408)	868
Illinois Tool Works, Inc.	9/17/21	200.00	28	USD	560,000	(5,880)	(6,326)	446
iShares iBoxx $ High Yield Corporate Bond ETF	9/17/21	81.00	537	USD	4,349,700	(13,425)	(21,891)	8,466
Microsoft Corp.	9/17/21	225.00	28	USD	630,000	(3,584)	(17,687)	14,103
Wells Fargo & Co.	9/17/21	40.00	164	USD	656,000	(13,612)	(17,897)	4,285
Nucor Corp.	10/15/21	92.50	37	USD	342,250	(23,680)	(20,398)	(3,282)
TE Connectivity Ltd.	10/15/21	125.00	17	USD	212,500	(5,780)	(5,712)	(68)
Parker-Hannifin Corp.	11/19/21	250.00	21	USD	525,000	(9,660)	(9,884)	224
						$(233,967)	$(565,933)	$331,966
						$(651,826)	$(944,571)	$292,745

Credit Default Index Swaptions Written
				Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate/ Reference Obligation Index	Frequency	Rate/ Reference Obligation Index	Frequency		Notional Amount	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
Sold Protection on 5-Year Credit Default Swap, 6/20/26	Morgan Stanley & Co. LLC	7/21/21	80.00	CDX.NA.IG Series 36	Quarterly	1.000%	Semi-Annually	USD	2,855,000	$(49)	$(1,999)	$1,950

Interest Rate Swaptions Written
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 8/26/31	Goldman Sachs International	8/24/21	0.02%	Annually	6-Month EURIBOR	Semi-Annually	EUR	2,752,656	$(6,640)	$(7,549)	$909
10-Year Interest Rate Swap, 9/22/31	Morgan Stanley & Co. LLC	9/20/21	0.55%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	1,502,814	(390)	(19,370)	18,980
1-Year Interest Rate Swap, 3/20/24	Morgan Stanley & Co. LLC	3/16/23	0.40%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	36,619,299	(26,944)	(40,281)	13,337
1-Year Interest Rate Swap, 3/20/24	Morgan Stanley & Co. LLC	3/16/23	0.60%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	36,619,299	(51,703)	(69,577)	17,874
									(85,677)	(136,777)	51,100
Put
5-Year Interest Rate Swap, 6/17/31	Barclays Bank PLC	6/15/26	3-Month USD LIBOR BBA	Quarterly	3.04	Semi-Annually	USD	5,700,000	$(76,080)	$(95,475)	$19,395
5-Year Interest Rate Swap, 6/17/31	Barclays Bank PLC	6/15/26	3-Month USD LIBOR BBA	Quarterly	3.04	Semi-Annually	USD	5,696,231	(76,029)	(95,269)	19,240
10-Year Interest Rate Swap, 7/12/31	Goldman Sachs International	7/08/21	3-Month USD LIBOR BBA	Quarterly	2.15	Semi-Annually	USD	1,905,000	—	(8,417)	8,417
30-Year Interest Rate Swap, 7/12/51	Goldman Sachs International	7/08/21	3-Month USD LIBOR BBA	Quarterly	2.53	Semi-Annually	USD	727,000	—	(6,752)	6,752
30-Year Interest Rate Swap, 7/12/51	Goldman Sachs International	7/08/21	3-Month USD LIBOR BBA	Quarterly	2.53	Semi-Annually	USD	726,877	—	(6,578)	6,578
10-Year Interest Rate Swap, 7/28/31	Goldman Sachs International	7/26/21	3-Month USD LIBOR BBA	Quarterly	1.73	Semi-Annually	USD	4,816,594	(2,989)	(29,832)	26,843
10-Year Interest Rate Swap, 8/26/31	Goldman Sachs International	8/24/21	3-Month USD LIBOR BBA	Quarterly	1.72	Semi-Annually	USD	3,440,820	(9,432)	(14,796)	5,364
10-Year Interest Rate Swap, 9/02/31	Goldman Sachs International	8/31/21	3-Month USD LIBOR BBA	Quarterly	1.75	Semi-Annually	USD	5,308,094	(15,149)	(42,429)	27,280
30-Year Interest Rate Swap, 9/02/51	Goldman Sachs International	8/31/21	3-Month USD LIBOR BBA	Quarterly	2.19	Semi-Annually	USD	2,654,047	(9,610)	(43,234)	33,624
30-Year Interest Rate Swap, 11/26/51	Goldman Sachs International	11/24/21	6-Month EURIBOR	Semi-Annually	0.79	Annually	EUR	2,620,253	(33,049)	(60,424)	27,375
10-Year Interest Rate Swap, 11/30/31	Goldman Sachs International	11/26/21	3-Month USD LIBOR BBA	Quarterly	1.85	Semi-Annually	USD	4,816,594	(31,766)	(65,692)	33,926
30-Year Interest Rate Swap, 12/07/51	Goldman Sachs International	12/03/21	3-Month USD LIBOR BBA	Quarterly	2.32	Semi-Annually	USD	1,492,546	(13,789)	(35,441)	21,652

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
30-Year Interest Rate Swap, 12/13/51	Goldman Sachs International	12/09/21	6-Month EURIBOR	Semi-Annually	0.82	Annually	EUR	2,432,972	$(30,050)	$(52,121)	$22,071
10-Year Interest Rate Swap, 1/28/32	Goldman Sachs International	1/26/22	3-Month USD LIBOR BBA	Quarterly	1.76	Semi-Annually	USD	6,955,806	(84,117)	(57,907)	(26,210)
10-Year Interest Rate Swap, 1/28/32	Goldman Sachs International	1/26/22	3-Month USD LIBOR BBA	Quarterly	1.76	Semi-Annually	USD	3,477,903	(42,059)	(28,258)	(13,801)
30-Year Interest Rate Swap, 4/22/52	Goldman Sachs International	4/20/22	3-Month USD LIBOR BBA	Quarterly	2.60	Semi-Annually	USD	1,363,314	(14,417)	(41,695)	27,278
30-Year Interest Rate Swap, 4/22/52	Goldman Sachs International	4/20/22	3-Month USD LIBOR BBA	Quarterly	2.60	Semi-Annually	USD	1,363,000	(14,380)	(41,819)	27,439
30-Year Interest Rate Swap, 11/18/51	JP Morgan Chase Bank N.A.	11/16/21	6-Month EURIBOR	Semi-Annually	0.78	Annually	EUR	2,681,299	(32,355)	(34,283)	1,928
10-Year Interest Rate Swap, 9/22/31	Morgan Stanley & Co. LLC	9/20/21	3-Month USD LIBOR BBA	Quarterly	1.40	Semi-Annually	USD	3,005,629	(49,440)	(20,018)	(29,422)
10-Year Interest Rate Swap, 4/25/32	Morgan Stanley & Co. LLC	4/21/22	3-Month USD LIBOR BBA	Quarterly	2.30	Semi-Annually	USD	2,892,513	(16,927)	(41,008)	24,081
5-Year Interest Rate Swap, 7/2/31	Morgan Stanley & Co. LLC	6/30/26	3-Month USD LIBOR BBA	Quarterly	3.04	Semi-Annually	USD	5,226,729	(70,429)	(70,563)	134
									(622,067)	(892,011)	269,944
									$(707,744)	$(1,028,788)	$321,044

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/09/21	JPY	297,550,000	USD	2,692,286	$(13,808)
Bank of America N.A.	7/29/21	JPY	198,911,000	USD	1,825,841	(34,987)
Bank of America N.A.	7/30/21	JPY	198,702,000	USD	1,825,813	(36,825)
Bank of America N.A.	8/05/21	USD	2,870,464	HKD	22,293,000	(926)
Barclays Bank PLC	7/22/21	GBP	17,000	USD	23,699	(181)
Barclays Bank PLC	7/23/21	GBP	18,000	USD	25,093	(192)
Barclays Bank PLC	8/20/21	EUR	3,014,591	USD	3,683,414	(105,311)
BNP Paribas SA	7/08/21	USD	79,995	CNH	530,000	(1,934)
BNP Paribas SA	7/08/21	JPY	288,769,000	USD	2,621,275	(21,861)
BNP Paribas SA	7/14/21	JPY	215,042,168	USD	1,959,487	(23,644)
BNP Paribas SA	7/15/21	USD	1,579,524	BRL	8,933,000	(213,913)
BNP Paribas SA	8/05/21	USD	2,005,578	CNH	13,088,000	(13,553)
BNP Paribas SA	8/06/21	JPY	225,280,000	USD	2,063,305	(34,908)
BNP Paribas SA	8/12/21	USD	2,880,441	HKD	22,371,000	(1,038)
BNP Paribas SA	8/19/21	AUD	2,293,711	USD	1,780,592	(60,050)
BNP Paribas SA	9/16/21	EUR	209,000	USD	253,462	(5,258)
BNP Paribas SA	9/17/21	USD	435,593	INR	32,083,583	7,556
BNP Paribas SA	9/24/21	GBP	1,076,002	EUR	1,256,000	(3,140)
Citibank N.A.	7/13/21	USD	1,056,000	BRL	6,060,912	(161,069)
Citibank N.A.	7/14/21	JPY	173,295,832	USD	1,578,315	(18,279)
Citibank N.A.	7/23/21	INR	54,013,000	USD	712,385	12,711
Citibank N.A.	8/12/21	EUR	3,571,510	USD	4,343,181	(104,719)
Citibank N.A.	8/13/21	EUR	2,811,239	USD	3,417,523	(81,241)

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Citibank N.A.	8/19/21	KRW	1,642,437,263	USD	1,457,871	252
Citibank N.A.	9/09/21	USD	1,441,087	BRL	7,369,000	(28,179)
Citibank N.A.	9/10/21	USD	356,000	BRL	1,809,192	(4,680)
Citibank N.A.	9/24/21	JPY	116,934,942	EUR	882,000	5,692
Deutsche Bank AG	7/21/21	EUR	2,023,145	USD	2,427,019	(27,124)
Deutsche Bank AG	7/30/21	EUR	1,785,595	USD	2,166,933	(48,436)
Deutsche Bank AG	8/19/21	JPY	247,444,000	USD	2,267,201	(39,006)
Deutsche Bank AG	8/26/21	JPY	156,146,000	USD	1,425,114	(18,964)
Deutsche Bank AG	9/23/21	CAD	1,602,997	USD	1,302,747	(9,632)
Deutsche Bank AG	9/30/21	USD	1,789,529	CNH	11,637,251	1,321
Goldman Sachs International	7/15/21	JPY	2,905,000	USD	26,470	(319)
Goldman Sachs International	7/29/21	GBP	1,187,000	USD	1,636,577	5,535
Goldman Sachs International	7/30/21	JPY	328,501,599	EUR	2,494,000	(1,353)
Goldman Sachs International	8/11/21	IDR	6,982,959,090	USD	484,674	(4,615)
Goldman Sachs International	9/09/21	JPY	340,615,324	USD	3,113,804	(46,069)
Goldman Sachs International	9/10/21	BRL	1,823,930	USD	356,000	7,618
HSBC Bank PLC	7/08/21	USD	2,692,469	CNH	17,835,000	(64,505)
HSBC Bank PLC	7/15/21	JPY	292,451,000	USD	2,664,797	(32,086)
HSBC Bank PLC	7/15/21	JPY	194,869,390	EUR	1,493,000	(16,551)
HSBC Bank PLC	7/22/21	GBP	1,813,000	USD	2,527,485	(19,410)
HSBC Bank PLC	7/23/21	GBP	1,812,000	USD	2,526,083	(19,383)
HSBC Bank PLC	8/06/21	USD	1,172,404	CNH	7,651,000	(7,860)
HSBC Bank PLC	8/11/21	IDR	3,439,367,910	USD	238,547	(2,100)
HSBC Bank PLC	8/26/21	USD	2,094,131	SEK	17,307,000	70,829
HSBC Bank PLC	9/09/21	USD	1,377,975	CNH	8,849,055	16,025
HSBC Bank PLC	9/24/21	USD	3,591,517	CNH	23,349,527	1,928
JP Morgan Chase Bank N.A.	7/09/21	EUR	3,000,000	USD	3,526,882	30,908
JP Morgan Chase Bank N.A.	7/22/21	USD	1,771,695	NOK	14,767,000	56,452
JP Morgan Chase Bank N.A.	7/29/21	JPY	2,598,000	USD	23,847	(456)
JP Morgan Chase Bank N.A.	7/30/21	JPY	216,883,000	USD	2,008,153	(55,475)
JP Morgan Chase Bank N.A.	8/05/21	USD	2,440,382	GBP	1,724,000	55,339
JP Morgan Chase Bank N.A.	8/05/21	JPY	210,145,000	USD	1,931,782	(39,675)
JP Morgan Chase Bank N.A.	8/06/21	EUR	1,187,605	USD	1,427,386	(18,170)
JP Morgan Chase Bank N.A.	8/12/21	JPY	281,769,000	USD	2,596,991	(59,850)
JP Morgan Chase Bank N.A.	8/12/21	USD	1,808,992	EUR	1,514,000	12,264
JP Morgan Chase Bank N.A.	8/19/21	JPY	1,634,000	USD	14,973	(259)
JP Morgan Chase Bank N.A.	8/20/21	AUD	1,951,477	USD	1,505,659	(41,826)
JP Morgan Chase Bank N.A.	8/24/21	KRW	1,607,567,000	USD	1,425,401	1,745
JP Morgan Chase Bank N.A.	8/26/21	AUD	409,035	USD	317,390	(10,560)
JP Morgan Chase Bank N.A.	8/27/21	AUD	1,375,421	USD	1,064,191	(32,441)
JP Morgan Chase Bank N.A.	9/02/21	AUD	1,533,025	USD	1,176,162	(26,163)
JP Morgan Chase Bank N.A.	9/23/21	USD	2,500,486	CNH	16,296,920	(5,077)
Morgan Stanley & Co. LLC	7/09/21	PLN	5,486,000	EUR	1,189,648	27,991
Morgan Stanley & Co. LLC	7/14/21	CHF	3,296,000	USD	3,557,513	5,926
Morgan Stanley & Co. LLC	7/15/21	JPY	261,062	EUR	2,000	(22)
Morgan Stanley & Co. LLC	7/21/21	USD	2,473,917	EUR	2,023,145	74,022
Morgan Stanley & Co. LLC	7/23/21	EUR	890,682	USD	1,078,270	(21,682)
Morgan Stanley & Co. LLC	7/29/21	JPY	247,860,000	USD	2,271,807	(40,250)
Morgan Stanley & Co. LLC	7/29/21	USD	1,642,800	GBP	1,187,000	688
Morgan Stanley & Co. LLC	8/05/21	GBP	3,218,000	USD	4,472,215	(20,319)
Morgan Stanley & Co. LLC	8/25/21	KRW	1,621,027,000	USD	1,442,837	(3,746)
State Street Bank and Trust Co.	8/20/21	USD	3,600,800	EUR	3,014,591	22,697
UBS AG	7/08/21	JPY	7,360,000	USD	66,811	(558)
UBS AG	7/14/21	USD	1,818,842	CHF	1,628,000	58,745
UBS AG	7/21/21	JPY	247,860,000	USD	2,271,157	(39,751)
UBS AG	7/22/21	AUD	1,007,000	USD	781,492	(26,215)
UBS AG	7/29/21	MXN	31,643,000	USD	1,566,548	15,599
UBS AG	8/06/21	JPY	1,192,000	USD	10,920	(187)
UBS AG	8/06/21	USD	44,895	CNH	293,000	(304)
UBS AG	9/16/21	USD	255,248	EUR	209,000	7,044
UBS AG	9/23/21	USD	1,760,010	CNH	11,473,000	(3,901)
UBS AG	9/24/21	USD	109,041	EUR	91,763	46
						$(1,275,063)

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Euro-BTP	9/08/21	83	$14,802,171	$99,186
Euro-Bund	9/08/21	21	4,291,586	6,533
Euro-Buxl 30 Year Bond	9/08/21	4	948,437	15,530
Japan Bonds 10 Year	9/13/21	6	8,193,547	(1,099)
Australia Bonds 10 Year	9/15/21	102	10,837,758	(37,518)
S&P TSX 60 Index	9/16/21	3	578,226	3,913
DAX Index	9/17/21	6	2,803,485	(41,636)
E-mini Russell 2000 Index	9/17/21	69	8,040,991	(79,081)
Euro Stoxx 50 Index	9/17/21	91	4,466,303	(90,286)
FTSE 100 Index	9/17/21	27	2,651,090	(43,936)
FTSE MIB Index	9/17/21	9	1,362,128	(27,946)
Mini MSCI Emerging Market Index	9/17/21	12	822,805	(3,925)
U.S. Treasury Long Bond	9/21/21	19	2,983,477	70,773
U.S. Treasury Note 10 Year	9/21/21	77	10,174,336	28,164
U.S. Treasury Ultra Bond	9/21/21	15	2,856,973	33,340
U.S. Treasury Note 5 Year	9/30/21	380	46,966,290	(63,009)
				$(130,997)
Short
Yen Denom Nikkei Index	9/09/21	1	$(129,860)	$400
Nasdaq 100 E Mini Index	9/17/21	47	(13,147,035)	(529,025)
S&P 500 E Mini Index	9/17/21	279	(59,107,727)	(718,243)
U.S. Treasury Note Ultra 10 Year	9/21/21	312	(45,326,641)	(600,734)
UK Long Gilt	9/28/21	33	(5,810,831)	(36,792)
U.S. Treasury Note 2 Year	9/30/21	365	(80,474,012)	57,098
				$(1,827,296)

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 33†	1.000%	Quarterly	12/20/2024	USD	22,361,180	$(447,648)	$(493,336)	$45,688
CDX.NA.IG Series 36†	1.000%	Quarterly	6/20/2026	USD	1,398,129	(35,505)	(34,695)	(810)
						$(483,153)	$(528,031)	$44,878

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

OTC Credit Default Swaps-Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Bombardier, Inc.	5.000%	Quarterly	Barclays Bank PLC	6/20/23	USD	230,995	$(9,958)	$33,494	$(43,452)

Centrally Cleared Credit Default Swap - Sell Protection††
Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover Series 34†	5.000%	Quarterly	12/20/25	BB	EUR	1,860,490	$281,352	$173,481	$107,871
iTraxx Europe Crossover Series 35†	5.000%	Quarterly	6/20/26	BB	EUR	1,372,000	201,749	203,245	(1,496)
CDX.NA.HY Series 34†	5.000%	Quarterly	6/20/25	BB	USD	1,320,296	130,613	70,741	59,872
							$613,714	$447,467	$166,247

OTC Credit Default Swaps-Sell Protection††
Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Bombardier, Inc.	5.000%	Quarterly	Barclays Bank PLC	CCC	12/20/21	USD	350,000	$5,951	$(17,500)	$23,451

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month CDOR	Semi-Annually	Fixed 1.908%	Semi-Annually	7/09/21	CAD	18,349,315	$5,362	$3,250	$2,112
28 Day- MXN-TIIE-Banxico	Monthly	Fixed 4.415%	Monthly	2/28/23	MXN	25,811,467	(31,912)	10	(31,922)
28 Day- MXN-TIIE-Banxico	Monthly	Fixed 4.495%	Monthly	3/03/23	MXN	25,803,353	(30,425)	10	(30,435)
28 Day- MXN-TIIE-Banxico	Monthly	Fixed 4.680%	Monthly	2/27/24	MXN	18,315,395	(35,643)	7	(35,650)
28 Day- MXN-TIIE-Banxico	Monthly	Fixed 4.855%	Monthly	3/01/24	MXN	18,315,395	(31,734)	7	(31,741)
Fixed 1.060%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	3/27/22	USD	27,703,212	(183,052)	218	(183,270)

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 0.880%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	8/17/22	USD	15,490,278	(120,130)	122	(120,252)
Fixed 0.398%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	3/08/24	USD	23,190,000	56,138	184	55,954
Fixed 0.526%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	6/06/24	USD	5,548,326	22,394	43	22,351
Fixed 0.574%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	6/28/24	USD	5,258,177	(1,080)	66	(1,146)
Fixed 1.600%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	1/24/25	USD	10,965,933	(350,329)	286	(350,615)
Fixed 0.351%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	8/27/25	USD	4,334,000	82,673	54	82,619
3-Month USD LIBOR BBA	Quarterly	Fixed 0.370%	Semi-Annually	10/29/25	USD	12,517,428	(257,227)	157	(257,384)
3-Month USD LIBOR BBA	Quarterly	Fixed 0.455%	Semi-Annually	11/23/25	USD	3,480,000	(61,173)	44	(61,217)
3-Month USD LIBOR BBA	Quarterly	Fixed 0.385%	Semi-Annually	2/10/26	USD	8,745,368	(204,833)	109	(204,942)
Fixed 0.682%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	2/19/26	USD	4,277,961	43,204	53	43,151
Fixed 0.700%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	2/22/26	USD	1,169,132	10,932	15	10,917
3-Month USD LIBOR BBA	Quarterly	Fixed 0.834%	Semi-Annually	3/08/26	USD	14,230,000	(46,859)	177	(47,036)
3-Month USD LIBOR BBA	Quarterly	Fixed 0.850%	Semi-Annually	4/08/26	USD	20,612,004	(68,030)	259	(68,289)
Fixed 0.620%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	4/08/26	USD	8,487,296	120,049	107	119,942
3-Month USD LIBOR BBA	Quarterly	Fixed 0.870%	Semi-Annually	4/08/26	USD	8,487,296	(20,010)	107	(20,117)
Fixed 0.600%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	4/08/26	USD	20,612,004	310,984	259	310,725

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 0.630%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	5/26/26	USD	19,779,000	297,189	248	296,941
Fixed 0.850%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	5/27/26	USD	9,981,909	43,808	125	43,683
Fixed 0.640%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	5/27/26	USD	29,945,725	433,470	376	433,094
3-Month USD LIBOR BBA	Quarterly	Fixed 0.976%	Semi-Annually	6/28/26	USD	3,154,906	3,021	40	2,981
Fixed 0.690%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	6/23/30	USD	1,360,000	79,516	24	79,492
3-Month USD LIBOR BBA	Quarterly	Fixed 1.080%	Semi-Annually	8/17/30	USD	3,116,195	(80,782)	56	(80,838)
3-Month USD LIBOR BBA	Quarterly	Fixed 0.639%	Semi-Annually	8/21/30	USD	1,490,558	(96,458)	27	(96,485)
3-Month USD LIBOR BBA	Quarterly	Fixed 0.675%	Semi-Annually	9/14/30	USD	526,252	(32,772)	9	(32,781)
Fixed 0.710%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	9/25/30	USD	800,000	47,705	14	47,691
3-Month USD LIBOR BBA	Quarterly	Fixed 0.660%	Semi-Annually	9/25/30	USD	800,000	(51,214)	14	(51,228)
3-Month USD LIBOR BBA	Quarterly	Fixed 0.693%	Semi-Annually	9/29/30	USD	640,000	(39,301)	12	(39,313)
Fixed 0.764%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	9/29/30	USD	640,000	35,270	12	35,258
Fixed 0.810%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	11/23/30	USD	2,290,817	120,381	42	120,339
Fixed 1.173%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	2/04/31	USD	1,508,382	32,596	27	32,569
Fixed 1.195%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	2/05/31	USD	889,175	17,397	16	17,381
3-Month USD LIBOR BBA	Quarterly	Fixed 1.400%	Semi-Annually	4/07/31	USD	6,584,667	(9,492)	121	(9,613)

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.420%	Semi-Annually	4/08/31	USD	3,793,814	1,552	70	1,482
Fixed 1.570%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	5/27/31	USD	2,494,308	(34,722)	46	(34,768)
Fixed 1.540%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	5/28/31	USD	442,341	(4,920)	8	(4,928)
Fixed 2.180%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	6/17/31	USD	3,756,231	(42,706)	58	(42,764)
Fixed 2.179%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	6/17/31	USD	3,820,000	(43,211)	59	(43,270)
Fixed 2.162%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	6/18/31	USD	3,820,000	(40,141)	59	(40,200)
Fixed 1.994%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/02/31	USD	3,658,729	(4,537)	57	(4,594)
Fixed 1.990%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/02/31	USD	1,568,000	(1,656)	24	(1,680)
Fixed 0.885%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/02/50	USD	1,012,000	210,888	33	210,855
Fixed 0.875%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/21/50	USD	665,841	140,380	22	140,358
3-Month USD LIBOR BBA	Quarterly	Fixed 1.080%	Semi-Annually	9/28/50	USD	341,000	(55,627)	11	(55,638)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.075%	Semi-Annually	9/28/50	USD	1,453,737	(238,888)	48	(238,936)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.070%	Semi-Annually	10/21/50	USD	998,761	(165,652)	34	(165,686)
Fixed 1.270%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	10/23/50	USD	2,145,000	252,776	73	252,703
3-Month USD LIBOR BBA	Quarterly	Fixed 0.970%	Semi-Annually	10/28/50	USD	816,000	(154,663)	27	(154,690)

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 1.170%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	10/28/50	USD	848,013	120,351	29	120,322
Fixed 0.980%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	10/29/50	USD	2,472,955	463,645	84	463,561
Fixed 1.300%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	11/19/50	USD	1,876,740	207,462	63	207,399
Fixed 1.220%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	11/27/50	USD	848,013	110,105	29	110,076
Fixed 1.450%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	12/11/50	USD	616,988	45,965	21	45,944
3-Month USD LIBOR BBA	Quarterly	Fixed 1.200%	Semi-Annually	12/22/50	USD	3,275,100	(441,668)	111	(441,779)
Fixed 1.270%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	12/30/50	USD	848,013	100,025	29	99,996
Fixed 1.445%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	1/07/51	USD	2,018,820	153,852	68	153,784
Fixed 1.520%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	1/08/51	USD	691,273	40,166	23	40,143
Fixed 1.625%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	1/25/51	USD	1,484,866	48,695	50	48,645
Fixed 1.480%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	1/28/51	USD	2,638,779	179,099	88	179,011
Fixed 1.575%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	2/01/51	USD	1,530,734	68,803	51	68,752
Fixed 1.660%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	2/04/51	USD	858,617	20,943	29	20,914
Fixed 1.680%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	2/05/51	USD	889,175	17,387	30	17,357

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 0.888%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	2/10/51	USD	1,590,067	336,071	53	336,018
3-Month USD LIBOR BBA	Quarterly	Fixed 1.238%	Semi-Annually	2/10/51	USD	2,385,100	(302,056)	80	(302,136)
Fixed 1.912%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	2/22/51	USD	347,273	(12,737)	12	(12,749)
Fixed 2.010%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	5/27/51	USD	1,290,159	(79,036)	44	(79,080)
Fixed 1.973%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	5/28/51	USD	212,324	(11,106)	7	(11,113)
Fixed 2.035%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	6/07/51	USD	401,839	(27,088)	13	(27,101)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.827%	Semi-Annually	6/22/51	USD	882,938	14,417	29	14,388
							$881,801	$8,279	$873,522

OTC Total Return Swaps
Paid by the Fund			Received by the Fund
Rate/ Reference	No. of Contracts/ Notional		Frequency	Rate/ Reference	No. of Contracts/ Notional	Frequency	Counterparty	Termination Date	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
	USD	157,788	Maturity	S&P 500 Dividend Index Future December 2021	3,250	Maturity	BNP Paribas SA	12/17/21	$36,563	$—	$36,563
3-Month USD LIBOR BBA+ 0 bp	USD	1,104,133	Quarterly	Markit iBoxx Index	6,027	Quarterly	Goldman Sachs International	9/20/21	(2,856)	—	(2,856)
3-Month USD LIBOR BBA- 10 bp	USD	157,777	Quarterly	Goldman Sachs Expensive Software Basket	368	Quarterly	Goldman Sachs International	2/22/22	18,189	—	18,189
Financial Select Sector SPDR Fund		7,573	Quarterly	3-Month USD LIBOR BBA + 30 bp	280,580	Quarterly	JP Morgan Chase Bank N.A.	9/16/21	2,726	—	2,726
3-Month USD LIBOR BBA + 0 bp	USD	736,089	Quarterly	Markit iBoxx Index	4,019	Quarterly	Morgan Stanley & Co. LLC	9/20/21	(1,704)	—	(1,704)
									$52,918	$—	$52,918

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

OTC Total Return Swaps

Reference Entity	Counterparty	Termination Date	Notional Amount		Net Value of Reference Entities	Unrealized Appreciation/ (Depreciation)	Gross Notional Amount Asset %
Equity Securities Long/Short (a)	Citigroup Global Markets Inc.	01/26/2022-02/24/2023	USD	390,349	$341,866	$(48,483)	0.3%
Equity Securities Short (b)	JP Morgan Chase Bank N.A.	02/08/2023	USD	(1,269,102)	(1,261,900)	7,202	0.2%
					$(920,034)	$(41,281)

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specific benchmark, plus or minus a spread in a range of 17.5 to 150 basis points. Net payments are exchanged monthly. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:
1 month USD LIBOR
1 week USD LIBOR
(b)	The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specific benchmark, plus or minus a spread in a range of 17 to 150 basis points. Net payments are exchanged monthly. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:
1 month USD LIBOR
Federal Funds Rate
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the creditworthiness of the underlying issuer. As the credit rating declines, the likelihood of payment by the fund increases. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
USD	United States

MassMutual Diversified Value Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 97.6%
Basic Materials — 4.1%
Chemicals — 2.7%
Celanese Corp.	4,500	$682,200
CF Industries Holdings, Inc.	67,875	3,492,169
DuPont de Nemours, Inc.	14,600	1,130,186
Eastman Chemical Co.	5,200	607,100
FMC Corp.	4,900	530,180
International Flavors & Fragrances, Inc.	18,646	2,785,712
LyondellBasell Industries NV Class A	12,900	1,327,023
The Mosaic Co.	14,600	465,886
RPM International, Inc.	5,000	443,400
		11,463,856
Forest Products & Paper — 0.9%
International Paper Co.	58,983	3,616,248
Iron & Steel — 0.5%
Nucor Corp.	11,600	1,112,788
Reliance Steel & Aluminum Co.	2,500	377,250
Steel Dynamics, Inc.	8,100	482,760
		1,972,798
		17,052,902
Communications — 6.4%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	8,500	276,165
Omnicom Group, Inc.	8,300	663,917
		940,082
Internet — 0.8%
CDW Corp./DE	5,400	943,110
eBay, Inc.	26,400	1,853,544
NortonLifeLock, Inc.	15,900	432,798
		3,229,452
Media — 3.8%
Comcast Corp. Class A	216,576	12,349,163
Discovery, Inc. Class A (a) (b)	4,800	147,264
Fox Corp. Class A	12,900	478,977
Fox Corp. Class B	36,392	1,280,998
The Walt Disney Co. (a)	8,414	1,478,929
		15,735,331

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications — 1.6%
Cisco Systems, Inc.	115,700	$6,132,100
Juniper Networks, Inc.	8,800	240,680
Lumen Technologies, Inc.	30,300	411,777
		6,784,557
		26,689,422
Consumer, Cyclical — 9.3%
Apparel — 0.1%
Hanesbrands, Inc.	6,200	115,754
Skechers U.S.A., Inc. Class A (a)	3,600	179,388
		295,142
Auto Manufacturers — 1.7%
Cummins, Inc.	5,600	1,365,336
Ford Motor Co. (a)	149,700	2,224,542
General Motors Co. (a)	42,800	2,532,476
PACCAR, Inc.	10,500	937,125
		7,059,479
Auto Parts & Equipment — 0.1%
Gentex Corp.	7,200	238,248
Lear Corp.	1,700	297,976
		536,224
Distribution & Wholesale — 0.1%
LKQ Corp. (a)	11,600	570,952
Home Builders — 0.9%
D.R. Horton, Inc.	14,000	1,265,180
Lennar Corp. Class A	10,600	1,053,110
NVR, Inc. (a)	100	497,330
PulteGroup, Inc.	10,400	567,528
Toll Brothers, Inc.	3,300	190,773
		3,573,921
Home Furnishing — 0.2%
Tempur Sealy International, Inc.	3,200	125,408
Whirlpool Corp.	2,400	523,248
		648,656
Housewares — 0.2%
Newell Brands, Inc.	16,300	447,761
The Scotts Miracle-Gro Co.	1,700	326,264
		774,025
Leisure Time — 0.1%
Brunswick Corp.	2,900	288,898
Polaris, Inc.	1,900	260,224
		549,122

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging — 0.6%
Hyatt Hotels Corp. Class A (a)	1,600	$124,224
Las Vegas Sands Corp. (a)	41,635	2,193,748
		2,317,972
Retail — 5.2%
Advance Auto Parts, Inc.	2,500	512,850
AutoNation, Inc. (a)	3,300	312,873
AutoZone, Inc. (a)	700	1,044,554
CarMax, Inc. (a)	3,000	387,450
Casey's General Stores, Inc.	1,500	291,960
Dick's Sporting Goods, Inc.	1,800	180,342
Dollar Tree, Inc. (a)	9,000	895,500
Genuine Parts Co.	5,500	695,585
The Home Depot, Inc.	11,000	3,507,790
Lowe's Cos., Inc.	28,100	5,450,557
O'Reilly Automotive, Inc. (a)	2,700	1,528,767
Target Corp.	19,300	4,665,582
Tractor Supply Co.	3,000	558,180
Walgreens Boots Alliance, Inc.	25,800	1,357,338
Williams-Sonoma, Inc.	2,300	367,195
		21,756,523
Textiles — 0.1%
Mohawk Industries, Inc. (a)	2,800	538,132
		38,620,148
Consumer, Non-cyclical — 20.2%
Agriculture — 2.5%
Altria Group, Inc.	29,400	1,401,792
Archer-Daniels-Midland Co.	21,300	1,290,780
Bunge Ltd.	5,300	414,195
Philip Morris International, Inc.	72,553	7,190,728
		10,297,495
Beverages — 0.1%
Molson Coors Beverage Co. Class B (a)	6,000	322,140
Biotechnology — 0.1%
Bio-Rad Laboratories, Inc. Class A (a)	1,000	644,290
Commercial Services — 0.4%
AMERCO	800	471,520
Quanta Services, Inc.	4,200	380,394
Service Corp. International	6,800	364,412
United Rentals, Inc. (a)	2,100	669,921
		1,886,247
Food — 1.9%
Conagra Brands, Inc.	43,543	1,584,094
The J.M. Smucker Co.	3,200	414,624
The Kraft Heinz Co.	36,500	1,488,470

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tyson Foods, Inc. Class A	58,169	$4,290,546
		7,777,734
Health Care – Products — 0.2%
Henry Schein, Inc. (a)	3,800	281,922
PerkinElmer, Inc.	3,100	478,671
		760,593
Health Care – Services — 6.9%
Anthem, Inc.	27,398	10,460,556
Centene Corp. (a)	16,000	1,166,880
DaVita, Inc. (a)	4,300	517,849
HCA Healthcare, Inc.	13,000	2,687,620
Laboratory Corp. of America Holdings (a)	3,700	1,020,645
Molina Healthcare, Inc. (a)	2,300	582,038
Quest Diagnostics, Inc.	5,200	686,244
UnitedHealth Group, Inc.	28,200	11,292,408
Universal Health Services, Inc. Class B	3,000	439,290
		28,853,530
Household Products & Wares — 0.7%
Kimberly-Clark Corp.	22,922	3,066,505
Pharmaceuticals — 7.4%
AbbVie, Inc.	26,593	2,995,436
AmerisourceBergen Corp.	7,800	893,022
Becton Dickinson and Co.	18,164	4,417,303
Cigna Corp.	10,300	2,441,821
CVS Health Corp.	76,279	6,364,720
Johnson & Johnson	67,448	11,111,383
McKesson Corp.	6,200	1,185,688
Sanofi Sponsored ADR	26,095	1,374,163
		30,783,536
		84,392,070
Energy — 6.0%
Oil & Gas — 5.2%
Continental Resources, Inc.	14,000	532,420
EOG Resources, Inc.	48,741	4,066,949
Exxon Mobil Corp.	126,100	7,954,388
Marathon Oil Corp.	21,680	295,282
Phillips 66	13,100	1,124,242
TotalEnergies SE (b)	109,515	4,968,405
TotalEnergies SE Sponsored ADR	39,394	1,782,972
Valero Energy Corp.	12,200	952,576
		21,677,234
Pipelines — 0.8%
Cheniere Energy, Inc. (a)	9,700	841,378
Kinder Morgan, Inc.	67,500	1,230,525

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Williams Cos., Inc.	46,700	$1,239,885
		3,311,788
		24,989,022
Financial — 27.2%
Banks — 16.3%
Bank of America Corp.	256,800	10,587,864
The Bank of New York Mellon Corp.	62,145	3,183,688
Citizens Financial Group, Inc.	12,700	582,549
Comerica, Inc.	4,100	292,494
Commerce Bancshares, Inc.	3,400	253,504
Cullen/Frost Bankers, Inc.	1,500	168,000
East West Bancorp, Inc.	4,200	301,098
Fifth Third Bancorp	123,442	4,719,188
The Goldman Sachs Group, Inc.	13,547	5,141,493
Huntington Bancshares, Inc.	141,000	2,012,070
JP Morgan Chase & Co.	82,600	12,847,604
KeyCorp.	29,200	602,980
M&T Bank Corp.	3,700	537,647
Morgan Stanley	31,807	2,916,384
Northern Trust Corp.	6,300	728,406
The PNC Financial Services Group, Inc.	12,700	2,422,652
Regions Financial Corp.	28,800	581,184
State Street Corp.	10,700	880,396
Truist Financial Corp.	40,100	2,225,550
US Bancorp	44,800	2,552,256
Wells Fargo & Co.	305,281	13,826,176
Western Alliance Bancorp	2,900	269,265
Zions Bancorp NA	4,900	259,014
		67,891,462
Diversified Financial Services — 1.7%
Ally Financial, Inc.	11,100	553,224
Capital One Financial Corp.	13,600	2,103,784
Discover Financial Services	8,400	993,636
LPL Financial Holdings, Inc.	2,300	310,454
OneMain Holdings, Inc.	3,700	221,667
Raymond James Financial, Inc.	4,100	532,590
SEI Investments Co.	4,400	272,668
Synchrony Financial	17,500	849,100
T. Rowe Price Group, Inc.	6,900	1,365,993
		7,203,116
Insurance — 7.7%
Aflac, Inc.	20,900	1,121,494
Alleghany Corp. (a)	400	266,828
The Allstate Corp.	9,000	1,173,960
American Financial Group, Inc.	2,600	324,272
American International Group, Inc.	95,057	4,524,713
Arch Capital Group Ltd. (a)	11,900	463,386
Assurant, Inc.	1,700	265,506
Chubb Ltd.	34,773	5,526,821
Cincinnati Financial Corp.	4,700	548,114
Equitable Holdings, Inc.	13,200	401,940
Everest Re Group Ltd.	1,400	352,814

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
First American Financial Corp.	2,700	$168,345
Globe Life, Inc.	2,800	266,700
The Hartford Financial Services Group, Inc.	10,800	669,276
Lincoln National Corp.	5,700	358,188
Loews Corp.	56,698	3,098,546
Markel Corp. (a)	420	498,418
MetLife, Inc.	95,502	5,715,795
Old Republic International Corp.	6,300	156,933
Principal Financial Group, Inc.	8,300	524,477
The Progressive Corp.	17,600	1,728,496
Prudential Financial, Inc.	11,800	1,209,146
The Travelers Cos., Inc.	14,000	2,095,940
Voya Financial, Inc.	4,000	246,000
W.R. Berkley Corp.	5,400	401,922
		32,108,030
Real Estate — 0.4%
CBRE Group, Inc. Class A (a)	12,800	1,097,344
Jones Lang LaSalle, Inc. (a)	1,900	371,374
		1,468,718
Real Estate Investment Trusts (REITS) — 1.1%
Equity Residential	34,480	2,654,960
Weyerhaeuser Co.	57,336	1,973,505
		4,628,465
		113,299,791
Industrial — 10.1%
Aerospace & Defense — 2.3%
The Boeing Co. (a)	9,538	2,284,923
General Dynamics Corp.	11,000	2,070,860
L3 Harris Technologies, Inc.	23,716	5,126,214
		9,481,997
Building Materials — 0.3%
Fortune Brands Home & Security, Inc.	5,300	527,933
Masco Corp.	10,100	594,991
Owens Corning	4,200	411,180
		1,534,104
Electrical Components & Equipment — 0.3%
Emerson Electric Co.	15,500	1,491,720
Electronics — 0.3%
Arrow Electronics, Inc. (a)	2,800	318,724
Hubbell, Inc.	2,000	373,680
Jabil, Inc.	5,700	331,284
Sensata Technologies Holding PLC (a)	4,300	249,271
		1,272,959
Environmental Controls — 0.1%
Pentair PLC	6,400	431,936

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hand & Machine Tools — 0.1%
Snap-on, Inc.	2,100	$469,203
Machinery – Construction & Mining — 0.1%
Oshkosh Corp.	1,900	236,816
Machinery – Diversified — 0.4%
AGCO Corp.	2,800	365,064
Dover Corp.	5,500	828,300
Westinghouse Air Brake Technologies Corp.	7,300	600,790
		1,794,154
Miscellaneous - Manufacturing — 3.1%
3M Co.	22,100	4,389,723
General Electric Co.	493,250	6,639,145
ITT, Inc.	3,300	302,247
Parker-Hannifin Corp.	3,500	1,074,885
Textron, Inc.	8,800	605,176
		13,011,176
Packaging & Containers — 0.6%
Amcor PLC	60,200	689,892
Berry Global Group, Inc. (a)	3,500	228,270
Crown Holdings, Inc.	5,100	521,271
Packaging Corp. of America	3,700	501,054
Sealed Air Corp.	6,000	355,500
Sonoco Products Co.	2,600	173,940
		2,469,927
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,100	231,825
Transportation — 2.4%
Expeditors International of Washington, Inc.	1,700	215,220
United Parcel Service, Inc. Class B	46,714	9,715,110
		9,930,330
		42,356,147
Technology — 9.8%
Computers — 1.6%
Genpact Ltd.	7,200	327,096
Hewlett Packard Enterprise Co.	49,600	723,168
HP, Inc.	49,500	1,494,405
International Business Machines Corp.	24,500	3,591,455
NetApp, Inc.	8,600	703,652
		6,839,776
Semiconductors — 4.6%
Broadcom, Inc.	10,600	5,054,504
Intel Corp.	82,100	4,609,094
Micron Technology, Inc. (a)	28,900	2,455,922
MKS Instruments, Inc.	1,500	266,925
Qorvo, Inc. (a)	3,100	606,515

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
QUALCOMM, Inc.	39,412	$5,633,157
Skyworks Solutions, Inc.	3,400	651,950
		19,278,067
Software — 3.6%
Citrix Systems, Inc.	13,000	1,524,510
Microsoft Corp.	16,740	4,534,866
Oracle Corp.	113,000	8,795,920
		14,855,296
		40,973,139
Utilities — 4.5%
Electric — 4.0%
AES Corp.	25,500	664,785
Evergy, Inc.	6,300	380,709
Exelon Corp.	37,400	1,657,194
FirstEnergy Corp.	16,200	602,802
Pinnacle West Capital Corp.	2,300	188,531
Public Service Enterprise Group, Inc.	20,300	1,212,722
Sempra Energy	36,252	4,802,665
The Southern Co.	120,377	7,284,012
		16,793,420
Gas — 0.5%
NiSource, Inc.	74,867	1,834,242
UGI Corp.	8,100	375,112
		2,209,354
		19,002,774

TOTAL COMMON STOCK (Cost $314,018,544)		407,375,415

PREFERRED STOCK — 0.8%
Consumer, Cyclical — 0.3%
Auto Manufacturers — 0.3%
Volkswagen AG 2.300%	5,034	1,262,404
Consumer, Non-cyclical — 0.1%
Pharmaceuticals — 0.1%
Becton Dickinson and Co. Convertible 6.000% (b)	9,376	501,710
Utilities — 0.4%
Electric — 0.3%
Sempra Energy Convertible 6.750%	2,116	208,997
The Southern Co. Convertible 6.750%	15,701	794,942
		1,003,939
Gas — 0.1%
NiSource, Inc. 7.750% (b)	5,482	563,494

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
		$1,567,433

TOTAL PREFERRED STOCK (Cost $3,272,291)		3,331,547

TOTAL EQUITIES (Cost $317,290,835)		410,706,962

MUTUAL FUNDS — 0.9%

Diversified Financial Services — 0.9%
iShares Russell 1000 Value ETF	20,000	3,172,400
State Street Navigator Securities Lending Government Money Market Portfolio (c)	779,723	779,723
		3,952,123

TOTAL MUTUAL FUNDS (Cost $3,959,758)		3,952,123

TOTAL LONG-TERM INVESTMENTS (Cost $321,250,593)		414,659,085

SHORT-TERM INVESTMENTS — 1.0%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	104	104

Repurchase Agreement — 1.0%	Principal Amount
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (d)	$3,954,968	3,954,968

TOTAL SHORT-TERM INVESTMENTS (Cost $3,955,072)		3,955,072

TOTAL INVESTMENTS — 100.3% (Cost $325,205,665) (e)		418,614,157

Other Assets/(Liabilities) — (0.3)%		(1,399,079)

NET ASSETS — 100.0%		$417,215,078

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $759,283 or 0.18% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $3,954,968. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity dates ranging from 1/31/23 - 4/15/25, and an aggregate market value, including accrued interest, of $4,034,168.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Fundamental Value Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Basic Materials — 4.6%
Chemicals — 4.2%
Atotech Ltd. (a)	104,434	$2,666,200
Axalta Coating Systems Ltd. (a)	49,001	1,494,040
DuPont de Nemours, Inc.	67,651	5,236,864
Element Solutions, Inc.	143,690	3,359,472
FMC Corp.	12,473	1,349,579
International Flavors & Fragrances, Inc.	47,425	7,085,295
Linde PLC	9,323	2,695,279
PPG Industries, Inc.	8,175	1,387,870
		25,274,599
Mining — 0.4%
Kinross Gold Corp.	163,890	1,040,702
Newmont Corp.	26,931	1,706,887
		2,747,589
		28,022,188
Communications — 6.3%
Internet — 1.9%
Alphabet, Inc. Class A (a)	2,586	6,314,469
Facebook, Inc. Class A (a)	11,231	3,905,131
NortonLifeLock, Inc.	59,005	1,606,116
		11,825,716
Media — 2.1%
Altice USA, Inc. Class A (a)	75,124	2,564,733
Charter Communications, Inc. Class A (a)	3,934	2,838,184
Comcast Corp. Class A	123,386	7,035,470
		12,438,387
Telecommunications — 2.3%
Cisco Systems, Inc.	150,517	7,977,401
T-Mobile US, Inc. (a)	41,896	6,067,798
		14,045,199
		38,309,302
Consumer, Cyclical — 9.9%
Apparel — 0.9%
Ralph Lauren Corp.	18,659	2,198,217

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tapestry, Inc. (a)	77,616	$3,374,743
		5,572,960
Auto Parts & Equipment — 0.3%
Allison Transmission Holdings, Inc.	23,113	918,511
Lear Corp.	6,144	1,076,920
		1,995,431
Distribution & Wholesale — 0.4%
LKQ Corp. (a)	48,453	2,384,857
Entertainment — 0.9%
Marriott Vacations Worldwide Corp. (a)	16,512	2,630,362
SeaWorld Entertainment, Inc. (a)	56,180	2,805,629
		5,435,991
Food Services — 0.3%
Aramark	43,558	1,622,535
Home Builders — 0.8%
Lennar Corp. Class A	50,277	4,995,020
Home Furnishing — 0.5%
Sony Group Corp. Sponsored ADR	32,162	3,126,790
Leisure Time — 0.6%
Harley-Davidson, Inc.	45,988	2,107,170
Polaris, Inc.	9,316	1,275,919
		3,383,089
Lodging — 1.2%
Las Vegas Sands Corp. (a)	78,623	4,142,646
MGM Resorts International	67,043	2,859,384
		7,002,030
Retail — 3.5%
Advance Auto Parts, Inc.	20,116	4,126,596
AutoZone, Inc. (a)	4,080	6,088,258
Kohl's Corp.	27,852	1,534,924
Lowe's Cos., Inc.	39,654	7,691,686
The TJX Cos., Inc.	26,762	1,804,294
		21,245,758
Textiles — 0.5%
Mohawk Industries, Inc. (a)	15,582	2,994,705
		59,759,166
Consumer, Non-cyclical — 22.2%
Agriculture — 1.0%
Altria Group, Inc.	43,919	2,094,058
Philip Morris International, Inc.	38,251	3,791,056
		5,885,114

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Beverages — 2.0%
Coca-Cola Europacific Partners PLC	165,589	$9,822,740
Molson Coors Beverage Co. Class B (a)	45,515	2,443,700
		12,266,440
Biotechnology — 0.7%
Corteva, Inc.	89,022	3,948,126
Commercial Services — 1.0%
PROG Holdings, Inc.	28,678	1,380,272
Quanta Services, Inc.	17,328	1,569,397
United Rentals, Inc. (a)	10,325	3,293,778
		6,243,447
Cosmetics & Personal Care — 0.7%
The Procter & Gamble Co.	31,990	4,316,411
Food — 0.3%
US Foods Holding Corp. (a)	48,173	1,847,916
Health Care – Products — 2.6%
Avantor, Inc. (a)	107,898	3,831,458
Envista Holdings Corp. (a)	37,336	1,613,289
Hologic, Inc. (a)	27,749	1,851,413
LivaNova PLC (a)	25,088	2,110,152
Medtronic PLC	48,335	5,999,823
		15,406,135
Health Care – Services — 4.1%
Anthem, Inc.	21,176	8,084,997
Centene Corp. (a)	47,802	3,486,200
Humana, Inc.	3,456	1,530,040
UnitedHealth Group, Inc.	29,899	11,972,756
		25,073,993
Pharmaceuticals — 9.8%
AbbVie, Inc.	25,653	2,889,554
AmerisourceBergen Corp.	20,537	2,351,281
Becton Dickinson and Co.	8,778	2,134,722
Cigna Corp.	44,762	10,611,727
CVS Health Corp.	114,435	9,548,456
Johnson & Johnson	77,871	12,828,469
McKesson Corp.	12,384	2,368,316
Merck & Co., Inc.	111,710	8,687,687
Novartis AG Sponsored ADR	47,039	4,291,838
Pfizer, Inc.	85,730	3,357,187
		59,069,237
		134,056,819
Energy — 7.0%
Oil & Gas — 6.5%
BP PLC Sponsored ADR	48,000	1,268,160
Canadian Natural Resources Ltd.	73,152	2,653,955

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ConocoPhillips	107,447	$6,543,522
EOG Resources, Inc.	12,124	1,011,627
Hess Corp.	81,727	7,136,402
HollyFrontier Corp.	42,323	1,392,427
Marathon Petroleum Corp.	74,381	4,494,100
Phillips 66	82,336	7,066,075
Pioneer Natural Resources Co.	35,868	5,829,267
Valero Energy Corp.	23,904	1,866,424
		39,261,959
Oil & Gas Services — 0.5%
Schlumberger NV	92,651	2,965,759
		42,227,718
Financial — 24.0%
Banks — 11.6%
Bank of America Corp.	145,520	5,999,790
Citigroup, Inc.	87,323	6,178,102
Fifth Third Bancorp	55,356	2,116,260
The Goldman Sachs Group, Inc.	19,019	7,218,281
JP Morgan Chase & Co.	109,352	17,008,610
Northern Trust Corp.	48,773	5,639,134
Truist Financial Corp.	94,233	5,229,932
US Bancorp	116,935	6,661,787
Wells Fargo & Co.	306,277	13,871,285
		69,923,181
Diversified Financial Services — 3.7%
AerCap Holdings NV (a)	48,344	2,475,696
American Express Co.	34,382	5,680,938
Capital One Financial Corp.	22,516	3,483,000
The Charles Schwab Corp.	55,676	4,053,770
Discover Financial Services	20,552	2,431,096
Navient Corp.	68,135	1,317,049
SLM Corp.	140,596	2,944,080
		22,385,629
Insurance — 6.7%
Aflac, Inc.	23,431	1,257,308
American International Group, Inc.	91,641	4,362,112
Aon PLC Class A	16,411	3,918,290
Assurant, Inc.	15,275	2,385,650
Axis Capital Holdings Ltd.	22,475	1,101,500
Berkshire Hathaway, Inc. Class B (a)	30,395	8,447,378
Chubb Ltd.	60,476	9,612,055
Everest Re Group Ltd.	9,313	2,346,969
Fidelity National Financial, Inc.	35,704	1,551,696
The Progressive Corp.	32,540	3,195,753
Willis Towers Watson PLC	9,338	2,147,927
		40,326,638
Real Estate — 0.3%
The Howard Hughes Corp. (a)	21,398	2,085,449

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 1.7%
American Campus Communities, Inc.	51,712	$2,415,985
Corporate Office Properties Trust	99,205	2,776,748
MGM Growth Properties LLC Class A	78,905	2,889,501
VICI Properties, Inc. (b)	81,154	2,517,397
		10,599,631
		145,320,528
Industrial — 13.3%
Aerospace & Defense — 3.9%
The Boeing Co. (a)	10,999	2,634,920
General Dynamics Corp.	54,851	10,326,249
Howmet Aerospace, Inc. (a)	79,622	2,744,570
Northrop Grumman Corp.	3,722	1,352,687
Raytheon Technologies Corp.	80,961	6,906,783
		23,965,209
Building Materials — 0.9%
CRH PLC Sponsored ADR	39,976	2,032,380
Owens Corning	33,413	3,271,133
		5,303,513
Electrical Components & Equipment — 0.3%
Emerson Electric Co.	16,510	1,588,922
Electronics — 0.2%
Allegion PLC	7,340	1,022,462
Engineering & Construction — 0.7%
AECOM (a)	39,837	2,522,479
Jacobs Engineering Group, Inc.	12,298	1,640,799
		4,163,278
Hand & Machine Tools — 0.9%
Stanley Black & Decker, Inc.	27,526	5,642,555
Machinery – Construction & Mining — 1.7%
BWX Technologies, Inc.	25,594	1,487,523
Caterpillar, Inc.	18,474	4,020,497
Vertiv Holdings Co.	171,854	4,691,614
		10,199,634
Machinery – Diversified — 3.3%
Deere & Co.	33,853	11,940,292
Dover Corp.	13,162	1,982,197
Otis Worldwide Corp.	34,605	2,829,651
Westinghouse Air Brake Technologies Corp.	42,872	3,528,365
		20,280,505
Miscellaneous - Manufacturing — 0.7%
Eaton Corp. PLC	28,208	4,179,862

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 0.7%
J.B. Hunt Transport Services, Inc.	15,306	$2,494,113
Union Pacific Corp.	8,866	1,949,899
		4,444,012
		80,789,952
Technology — 8.5%
Computers — 0.9%
Cognizant Technology Solutions Corp. Class A	63,924	4,427,376
NetApp, Inc.	14,930	1,221,573
		5,648,949
Semiconductors — 5.2%
Applied Materials, Inc.	40,546	5,773,750
Broadcom, Inc.	5,745	2,739,446
KLA Corp.	5,498	1,782,506
Lam Research Corp.	4,700	3,058,290
Microchip Technology, Inc.	15,967	2,390,898
Micron Technology, Inc. (a)	56,506	4,801,880
NXP Semiconductor NV	14,736	3,031,490
Qorvo, Inc. (a)	13,066	2,556,363
QUALCOMM, Inc.	30,218	4,319,059
Texas Instruments, Inc.	4,659	895,926
		31,349,608
Software — 2.4%
Fidelity National Information Services, Inc.	22,427	3,177,233
Oracle Corp.	114,657	8,924,901
SS&C Technologies Holdings, Inc	29,634	2,135,426
		14,237,560
		51,236,117
Utilities — 3.3%
Electric — 3.3%
CenterPoint Energy, Inc.	338,651	8,303,722
Dominion Energy, Inc.	32,302	2,376,458
Edison International	29,030	1,678,515
Entergy Corp.	28,727	2,864,082
Exelon Corp.	106,249	4,707,893
		19,930,670
		19,930,670

TOTAL COMMON STOCK (Cost $440,929,973)		599,652,460

TOTAL EQUITIES (Cost $440,929,973)		599,652,460

TOTAL LONG-TERM INVESTMENTS (Cost $440,929,973)		599,652,460

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.9%

Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (c)	$5,389,281	$5,389,281

TOTAL SHORT-TERM INVESTMENTS (Cost $5,389,281)		5,389,281

TOTAL INVESTMENTS — 100.0% (Cost $446,319,254) (d)		605,041,741

Other Assets/(Liabilities) — 0.0%		164,138

NET ASSETS — 100.0%		$605,205,879

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $2,493,816 or 0.41% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,543,921 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $5,389,281. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $5,497,161.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MM S&P 500 Index Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.7%
Basic Materials — 2.1%
Chemicals — 1.6%
Air Products & Chemicals, Inc.	21,800	$6,271,424
Albemarle Corp.	11,510	1,938,974
Celanese Corp.	11,211	1,699,588
CF Industries Holdings, Inc.	21,608	1,111,732
Dow, Inc.	73,789	4,669,368
DuPont de Nemours, Inc.	52,504	4,064,335
Eastman Chemical Co.	13,261	1,548,222
Ecolab, Inc.	24,606	5,068,098
FMC Corp.	12,850	1,390,370
International Flavors & Fragrances, Inc.	24,629	3,679,572
Linde PLC	51,172	14,793,825
LyondellBasell Industries NV Class A	25,514	2,624,625
The Mosaic Co.	33,235	1,060,529
PPG Industries, Inc.	23,252	3,947,492
The Sherwin-Williams Co.	23,510	6,405,299
		60,273,453
Forest Products & Paper — 0.1%
International Paper Co.	38,901	2,385,020
Iron & Steel — 0.1%
Nucor Corp.	29,490	2,828,976
Mining — 0.3%
Freeport-McMoRan, Inc.	144,891	5,376,905
Newmont Corp.	78,724	4,989,527
		10,366,432
		75,853,881
Communications — 16.3%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	38,072	1,236,959
Omnicom Group, Inc.	21,208	1,696,428
		2,933,387
Internet — 11.8%
Alphabet, Inc. Class A (a)	29,618	72,320,936
Alphabet, Inc. Class C (a)	28,061	70,329,845
Amazon.com, Inc. (a)	42,230	145,277,957
Booking Holdings, Inc. (a)	4,046	8,853,012
CDW Corp./DE	13,667	2,386,942
eBay, Inc.	63,889	4,485,647

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Etsy, Inc. (a)	12,540	$2,581,234
Expedia Group, Inc. (a)	14,043	2,298,980
F5 Networks, Inc. (a)	5,990	1,118,093
Facebook, Inc. Class A (a)	236,043	82,074,511
Netflix, Inc. (a)	43,685	23,074,854
NortonLifeLock, Inc.	56,963	1,550,533
Twitter, Inc. (a)	78,238	5,383,557
VeriSign, Inc. (a)	9,710	2,210,870
		423,946,971
Media — 2.1%
Charter Communications, Inc. Class A (a)	13,561	9,783,583
Comcast Corp. Class A	452,098	25,778,628
Discovery, Inc. Class A (a) (b)	16,229	497,906
Discovery, Inc. Class C (a)	29,246	847,549
DISH Network Corp. Class A (a)	24,085	1,006,753
Fox Corp. Class A	32,671	1,213,074
Fox Corp. Class B	15,309	538,877
News Corp. Class A	37,728	972,250
News Corp. Class B	12,785	311,315
ViacomCBS, Inc. Class B	59,988	2,711,458
The Walt Disney Co. (a)	179,066	31,474,431
		75,135,824
Telecommunications — 2.3%
Arista Networks, Inc. (a)	5,405	1,958,286
AT&T, Inc.	703,585	20,249,176
Cisco Systems, Inc.	415,180	22,004,540
Corning, Inc.	76,687	3,136,498
Juniper Networks, Inc.	31,692	866,776
Lumen Technologies, Inc.	96,268	1,308,282
Motorola Solutions, Inc.	16,618	3,603,613
T-Mobile US, Inc. (a)	57,809	8,372,478
Verizon Communications, Inc.	408,289	22,876,433
		84,376,082
		586,392,264
Consumer, Cyclical — 9.5%
Airlines — 0.3%
Alaska Air Group, Inc. (a)	12,633	761,896
American Airlines Group, Inc. (a)	62,457	1,324,713
Delta Air Lines, Inc. (a)	62,683	2,711,667
Southwest Airlines Co. (a)	58,356	3,098,120
United Airlines Holdings, Inc. (a)	31,958	1,671,084
		9,567,480
Apparel — 0.7%
Hanesbrands, Inc.	35,219	657,539
NIKE, Inc. Class B	125,502	19,388,804
PVH Corp. (a)	7,160	770,344
Ralph Lauren Corp.	4,918	579,389
Tapestry, Inc. (a)	27,269	1,185,656
Under Armour, Inc. Class A (a)	19,645	415,492
Under Armour, Inc. Class C (a)	19,459	361,354

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
VF Corp.	31,856	$2,613,466
		25,972,044
Auto Manufacturers — 2.0%
Cummins, Inc.	14,373	3,504,281
Ford Motor Co. (a)	387,890	5,764,045
General Motors Co. (a)	125,507	7,426,249
PACCAR, Inc.	34,034	3,037,535
Tesla, Inc. (a)	75,913	51,598,066
		71,330,176
Auto Parts & Equipment — 0.2%
Aptiv PLC (a)	26,589	4,183,247
BorgWarner, Inc.	23,118	1,122,148
		5,305,395
Distribution & Wholesale — 0.3%
Copart, Inc. (a)	20,632	2,719,917
Fastenal Co.	56,390	2,932,280
LKQ Corp. (a)	27,370	1,347,151
Pool Corp.	3,949	1,811,248
W.W. Grainger, Inc.	4,316	1,890,408
		10,701,004
Entertainment — 0.1%
Caesars Entertainment, Inc. (a)	20,543	2,131,336
Live Nation Entertainment, Inc. (a)	13,956	1,222,406
Penn National Gaming, Inc. (a)	14,423	1,103,216
		4,456,958
Home Builders — 0.3%
D.R. Horton, Inc.	32,436	2,931,242
Lennar Corp. Class A	27,235	2,705,797
NVR, Inc. (a)	340	1,690,922
PulteGroup, Inc.	25,925	1,414,727
		8,742,688
Home Furnishing — 0.1%
Leggett & Platt, Inc.	13,298	688,970
Whirlpool Corp.	6,168	1,344,747
		2,033,717
Housewares — 0.0%
Newell Brands, Inc.	36,795	1,010,759
Leisure Time — 0.1%
Carnival Corp. (a)	78,140	2,059,770
Norwegian Cruise Line Holdings Ltd. (a)	36,654	1,077,994
Royal Caribbean Cruises Ltd. (a)	21,323	1,818,426
		4,956,190
Lodging — 0.3%
Hilton Worldwide Holdings, Inc. (a)	27,365	3,300,766

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Las Vegas Sands Corp. (a)	32,504	$1,712,636
Marriott International, Inc. Class A (a)	26,457	3,611,910
MGM Resorts International	40,507	1,727,623
Wynn Resorts Ltd. (a)	10,233	1,251,496
		11,604,431
Retail — 5.1%
Advance Auto Parts, Inc.	6,352	1,303,049
AutoZone, Inc. (a)	2,127	3,173,952
Best Buy Co., Inc.	21,781	2,504,379
CarMax, Inc. (a)	16,156	2,086,547
Chipotle Mexican Grill, Inc. (a)	2,774	4,300,643
Costco Wholesale Corp.	43,613	17,256,356
Darden Restaurants, Inc.	12,830	1,873,052
Dollar General Corp.	23,268	5,034,963
Dollar Tree, Inc. (a)	22,864	2,274,968
Domino's Pizza, Inc.	3,817	1,780,592
The Gap, Inc.	20,797	699,819
Genuine Parts Co.	14,338	1,813,327
The Home Depot, Inc.	104,750	33,403,728
L Brands, Inc.	22,920	1,651,615
Lowe's Cos., Inc.	69,627	13,505,549
McDonald's Corp.	73,614	17,004,098
O'Reilly Automotive, Inc. (a)	6,916	3,915,908
Ross Stores, Inc.	35,200	4,364,800
Starbucks Corp.	116,253	12,998,248
Target Corp.	48,771	11,789,902
The TJX Cos., Inc.	118,783	8,008,350
Tractor Supply Co.	11,223	2,088,151
Ulta Beauty, Inc. (a)	5,396	1,865,775
Walgreens Boots Alliance, Inc.	70,548	3,711,530
Walmart, Inc.	135,435	19,099,044
Yum! Brands, Inc.	29,348	3,375,900
		180,884,245
Textiles — 0.0%
Mohawk Industries, Inc. (a)	5,830	1,120,468
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	12,583	1,189,345
		338,874,900
Consumer, Non-cyclical — 19.9%
Agriculture — 0.8%
Altria Group, Inc.	182,437	8,698,596
Archer-Daniels-Midland Co.	54,895	3,326,637
Philip Morris International, Inc.	153,682	15,231,423
		27,256,656
Beverages — 1.4%
Brown-Forman Corp. Class B	17,820	1,335,431
The Coca-Cola Co.	382,733	20,709,683
Constellation Brands, Inc. Class A	16,579	3,877,662
Molson Coors Beverage Co. Class B (a)	18,345	984,943
Monster Beverage Corp. (a)	36,531	3,337,107

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PepsiCo, Inc.	136,277	$20,192,163
		50,436,989
Biotechnology — 1.5%
Alexion Pharmaceuticals, Inc. (a)	21,679	3,982,649
Amgen, Inc.	56,625	13,802,344
Bio-Rad Laboratories, Inc. Class A (a)	2,112	1,360,740
Biogen, Inc. (a)	14,789	5,120,987
Corteva, Inc.	72,361	3,209,210
Gilead Sciences, Inc.	123,689	8,517,225
Illumina, Inc. (a)	14,393	6,810,911
Incyte Corp. (a)	18,258	1,536,046
Regeneron Pharmaceuticals, Inc. (a)	10,326	5,767,484
Vertex Pharmaceuticals, Inc. (a)	25,479	5,137,331
		55,244,927
Commercial Services — 2.5%
Automatic Data Processing, Inc.	41,973	8,336,677
Cintas Corp.	8,657	3,306,974
Equifax, Inc.	11,937	2,859,031
FleetCor Technologies, Inc. (a)	8,124	2,080,231
Gartner, Inc. (a)	8,514	2,062,091
Global Payments, Inc.	29,095	5,456,476
IHS Markit Ltd.	36,731	4,138,114
MarketAxess Holdings, Inc.	3,790	1,757,006
Moody's Corp.	15,892	5,758,784
Nielsen Holdings PLC	34,604	853,681
PayPal Holdings, Inc. (a)	115,741	33,736,187
Quanta Services, Inc.	13,977	1,265,897
Robert Half International, Inc.	10,847	965,058
Rollins, Inc.	21,123	722,407
S&P Global, Inc.	23,761	9,752,702
United Rentals, Inc. (a)	7,150	2,280,922
Verisk Analytics, Inc.	15,938	2,784,687
		88,116,925
Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	83,324	6,778,408
The Estee Lauder Cos., Inc. Class A	22,800	7,252,224
The Procter & Gamble Co.	241,368	32,567,784
		46,598,416
Food — 1.0%
Campbell Soup Co.	19,621	894,521
Conagra Brands, Inc.	46,687	1,698,473
General Mills, Inc.	60,255	3,671,337
The Hershey Co.	14,361	2,501,399
Hormel Foods Corp.	27,323	1,304,673
The J.M. Smucker Co.	10,657	1,380,827
Kellogg Co.	24,550	1,579,302
The Kraft Heinz Co.	64,272	2,621,012
The Kroger Co.	74,534	2,855,398
Lamb Weston Holdings, Inc.	14,162	1,142,307
McCormick & Co., Inc.	24,604	2,173,025
Mondelez International, Inc. Class A	138,180	8,627,959
Sysco Corp.	50,337	3,913,702

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tyson Foods, Inc. Class A	28,764	$2,121,633
		36,485,568
Health Care – Products — 3.9%
Abbott Laboratories	175,165	20,306,878
ABIOMED, Inc. (a)	4,406	1,375,157
Align Technology, Inc. (a)	7,122	4,351,542
Baxter International, Inc.	49,253	3,964,867
Boston Scientific Corp. (a)	139,802	5,977,934
The Cooper Cos., Inc.	4,855	1,923,891
Danaher Corp.	62,629	16,807,118
Dentsply Sirona, Inc.	21,542	1,362,747
Edwards Lifesciences Corp. (a)	61,012	6,319,013
Henry Schein, Inc. (a)	13,716	1,017,590
Hologic, Inc. (a)	25,263	1,685,547
IDEXX Laboratories, Inc. (a)	8,367	5,284,179
Intuitive Surgical, Inc. (a)	11,689	10,749,672
Medtronic PLC	132,738	16,476,768
PerkinElmer, Inc.	10,994	1,697,584
ResMed, Inc.	14,288	3,522,278
Steris PLC	9,670	1,994,921
Stryker Corp.	32,385	8,411,356
Teleflex, Inc.	4,617	1,855,064
Thermo Fisher Scientific, Inc.	38,769	19,557,797
West Pharmaceutical Services, Inc.	7,204	2,586,956
Zimmer Biomet Holdings, Inc.	20,484	3,294,237
		140,523,096
Health Care – Services — 2.1%
Anthem, Inc.	24,119	9,208,634
Catalent, Inc. (a)	16,793	1,815,659
Centene Corp. (a)	57,492	4,192,892
Charles River Laboratories International, Inc. (a)	4,963	1,835,913
DaVita, Inc. (a)	6,883	828,920
HCA Healthcare, Inc.	25,842	5,342,575
Humana, Inc.	12,682	5,614,575
IQVIA Holdings, Inc. (a)	18,881	4,575,244
Laboratory Corp. of America Holdings (a)	9,671	2,667,745
Quest Diagnostics, Inc.	12,904	1,702,941
UnitedHealth Group, Inc.	93,016	37,247,327
Universal Health Services, Inc. Class B	7,609	1,114,186
		76,146,611
Household Products & Wares — 0.3%
Avery Dennison Corp.	8,166	1,716,820
Church & Dwight Co., Inc.	24,167	2,059,512
The Clorox Co.	12,171	2,189,684
Kimberly-Clark Corp.	33,417	4,470,526
		10,436,542
Pharmaceuticals — 5.1%
AbbVie, Inc.	174,027	19,602,401
AmerisourceBergen Corp.	14,515	1,661,822
Becton Dickinson and Co.	28,576	6,949,397
Bristol-Myers Squibb Co.	220,302	14,720,580
Cardinal Health, Inc.	28,796	1,643,964

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cigna Corp.	33,793	$8,011,307
CVS Health Corp.	129,750	10,826,340
DexCom, Inc. (a)	9,480	4,047,960
Eli Lilly & Co.	78,447	18,005,155
Johnson & Johnson	259,471	42,745,253
McKesson Corp.	15,610	2,985,256
Merck & Co., Inc.	249,758	19,423,680
Organon & Co. (a)	25,059	758,285
Perrigo Co. PLC	13,360	612,556
Pfizer, Inc.	551,622	21,601,518
Viatris, Inc.	119,046	1,701,167
Zoetis, Inc.	46,760	8,714,194
		184,010,835
		715,256,565
Energy — 2.9%
Energy – Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	13,459	2,471,476
Oil & Gas — 2.3%
APA Corp.	38,145	825,076
Cabot Oil & Gas Corp.	40,804	712,438
Chevron Corp.	190,168	19,918,196
ConocoPhillips	132,514	8,070,103
Devon Energy Corp.	59,558	1,738,498
Diamondback Energy, Inc.	17,684	1,660,351
EOG Resources, Inc.	57,187	4,771,683
Exxon Mobil Corp.	416,660	26,282,913
Hess Corp.	27,196	2,374,755
Marathon Oil Corp.	75,712	1,031,197
Marathon Petroleum Corp.	62,760	3,791,959
Occidental Petroleum Corp.	83,565	2,613,078
Phillips 66	43,242	3,711,029
Pioneer Natural Resources Co.	22,841	3,712,119
Valero Energy Corp.	40,013	3,124,215
		84,337,610
Oil & Gas Services — 0.2%
Baker Hughes Co.	71,816	1,642,432
Halliburton Co.	88,636	2,049,265
Nov, Inc. (a)	38,985	597,250
Schlumberger NV	138,412	4,430,568
		8,719,515
Pipelines — 0.3%
Kinder Morgan, Inc.	192,455	3,508,454
ONEOK, Inc.	44,312	2,465,520
The Williams Cos., Inc.	120,420	3,197,151
		9,171,125
		104,699,726

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 15.2%
Banks — 5.2%
Bank of America Corp.	742,616	$30,618,058
The Bank of New York Mellon Corp.	79,233	4,059,107
Citigroup, Inc.	203,531	14,399,818
Citizens Financial Group, Inc.	42,387	1,944,292
Comerica, Inc.	13,682	976,074
Fifth Third Bancorp	69,630	2,661,955
First Republic Bank	17,273	3,232,987
The Goldman Sachs Group, Inc.	33,497	12,713,116
Huntington Bancshares, Inc.	146,109	2,084,976
JP Morgan Chase & Co.	298,119	46,369,429
KeyCorp.	94,534	1,952,127
M&T Bank Corp.	12,799	1,859,823
Morgan Stanley	146,573	13,439,278
Northern Trust Corp.	20,694	2,392,640
The PNC Financial Services Group, Inc.	41,855	7,984,260
Regions Financial Corp.	95,872	1,934,697
State Street Corp.	34,011	2,798,425
SVB Financial Group (a)	5,370	2,988,029
Truist Financial Corp.	132,086	7,330,773
US Bancorp	133,165	7,586,410
Wells Fargo & Co.	407,111	18,438,057
Zions Bancorp NA	16,065	849,196
		188,613,527
Diversified Financial Services — 4.1%
American Express Co.	64,071	10,586,451
Ameriprise Financial, Inc.	11,440	2,847,187
BlackRock, Inc.	13,977	12,229,456
Capital One Financial Corp.	44,396	6,867,617
Cboe Global Markets, Inc.	10,392	1,237,168
The Charles Schwab Corp.	147,706	10,754,474
CME Group, Inc.	35,393	7,527,383
Discover Financial Services	30,173	3,569,164
Franklin Resources, Inc.	26,353	843,032
Intercontinental Exchange, Inc.	55,525	6,590,817
Invesco Ltd.	38,034	1,016,649
Mastercard, Inc. Class A	86,190	31,467,107
Nasdaq, Inc.	11,178	1,965,092
Raymond James Financial, Inc.	12,044	1,564,516
Synchrony Financial	53,783	2,609,551
T. Rowe Price Group, Inc.	22,449	4,444,229
Visa, Inc. Class A	166,736	38,986,212
The Western Union Co.	39,341	903,663
		146,009,768
Insurance — 3.3%
Aflac, Inc.	62,267	3,341,247
The Allstate Corp.	29,461	3,842,893
American International Group, Inc.	84,527	4,023,485
Aon PLC Class A	22,242	5,310,500
Arthur J Gallagher & Co.	20,076	2,812,246
Assurant, Inc.	5,993	935,987
Berkshire Hathaway, Inc. Class B (a)	186,640	51,870,989
Chubb Ltd.	44,177	7,021,492

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cincinnati Financial Corp.	14,546	$1,696,354
Everest Re Group Ltd.	3,887	979,563
Globe Life, Inc.	9,303	886,111
The Hartford Financial Services Group, Inc.	34,943	2,165,418
Lincoln National Corp.	17,434	1,095,553
Loews Corp.	21,807	1,191,753
Marsh & McLennan Cos., Inc.	50,230	7,066,356
MetLife, Inc.	73,570	4,403,164
Principal Financial Group, Inc.	24,624	1,555,991
The Progressive Corp.	57,406	5,637,843
Prudential Financial, Inc.	38,582	3,953,497
The Travelers Cos., Inc.	24,870	3,723,288
Unum Group	20,118	571,351
W.R. Berkley Corp.	14,076	1,047,677
Willis Towers Watson PLC	12,620	2,902,852
		118,035,610
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	33,281	2,853,180
Real Estate Investment Trusts (REITS) — 2.5%
Alexandria Real Estate Equities, Inc.	13,475	2,451,641
American Tower Corp.	44,848	12,115,239
AvalonBay Communities, Inc.	13,832	2,886,600
Boston Properties, Inc.	13,849	1,586,957
Crown Castle International Corp.	42,680	8,326,868
Digital Realty Trust, Inc.	27,813	4,184,744
Duke Realty Corp.	36,839	1,744,327
Equinix, Inc.	8,818	7,077,327
Equity Residential	34,200	2,633,400
Essex Property Trust, Inc.	6,395	1,918,564
Extra Space Storage, Inc.	13,024	2,133,592
Federal Realty Investment Trust	7,035	824,291
Healthpeak Properties, Inc.	53,521	1,781,714
Host Hotels & Resorts, Inc. (a)	68,454	1,169,879
Iron Mountain, Inc. (b)	28,018	1,185,722
Kimco Realty Corp.	43,643	909,957
Mid-America Apartment Communities, Inc.	11,194	1,885,293
Prologis, Inc.	72,987	8,724,136
Public Storage	15,037	4,521,476
Realty Income Corp.	36,889	2,461,972
Regency Centers Corp.	15,927	1,020,443
SBA Communications Corp.	10,745	3,424,431
Simon Property Group, Inc.	32,348	4,220,767
UDR, Inc.	28,876	1,414,346
Ventas, Inc.	37,201	2,124,177
Vornado Realty Trust	14,944	697,436
Welltower, Inc.	40,822	3,392,308
Weyerhaeuser Co.	74,173	2,553,035
		89,370,642
Savings & Loans — 0.0%
People's United Financial, Inc.	43,325	742,591
		545,625,318

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 8.2%
Aerospace & Defense — 1.6%
The Boeing Co. (a)	54,151	$12,972,414
General Dynamics Corp.	22,583	4,251,476
Howmet Aerospace, Inc. (a)	37,880	1,305,724
L3 Harris Technologies, Inc.	20,083	4,340,940
Lockheed Martin Corp.	24,072	9,107,641
Northrop Grumman Corp.	14,786	5,373,676
Raytheon Technologies Corp.	149,406	12,745,826
Teledyne Technologies, Inc. (a)	4,568	1,913,215
TransDigm Group, Inc. (a)	5,380	3,482,420
		55,493,332
Building Materials — 0.5%
Carrier Global Corp.	80,364	3,905,690
Fortune Brands Home & Security, Inc.	13,739	1,368,542
Johnson Controls International PLC	70,421	4,832,993
Martin Marietta Materials, Inc.	6,202	2,181,926
Masco Corp.	25,170	1,482,765
Vulcan Materials Co.	13,206	2,298,768
		16,070,684
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	22,603	3,017,500
Emerson Electric Co.	59,045	5,682,491
Generac Holdings, Inc. (a)	6,251	2,595,103
		11,295,094
Electronics — 1.2%
Agilent Technologies, Inc.	29,771	4,400,451
Allegion PLC	8,791	1,224,586
Amphenol Corp. Class A	58,977	4,034,617
Fortive Corp.	33,639	2,345,984
Garmin Ltd.	14,711	2,127,799
Honeywell International, Inc.	68,462	15,017,140
Keysight Technologies, Inc. (a)	18,199	2,810,108
Mettler-Toledo International, Inc. (a)	2,286	3,166,887
TE Connectivity Ltd.	32,603	4,408,252
Trimble, Inc. (a)	24,933	2,040,267
Waters Corp. (a)	6,126	2,117,207
		43,693,298
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc.	12,836	1,712,579
Environmental Controls — 0.2%
Pentair PLC	16,699	1,127,016
Republic Services, Inc.	20,606	2,266,866
Waste Management, Inc.	38,302	5,366,493
		8,760,375
Hand & Machine Tools — 0.1%
Snap-on, Inc.	5,312	1,186,860

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Stanley Black & Decker, Inc.	15,793	$3,237,407
		4,424,267
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	53,932	11,737,221
Machinery – Diversified — 0.7%
Deere & Co.	30,703	10,829,255
Dover Corp.	14,335	2,158,851
IDEX Corp.	7,482	1,646,414
Ingersoll Rand, Inc. (a)	36,834	1,797,868
Otis Worldwide Corp.	39,810	3,255,264
Rockwell Automation, Inc.	11,364	3,250,331
Westinghouse Air Brake Technologies Corp.	17,265	1,420,909
Xylem, Inc.	17,707	2,124,132
		26,483,024
Miscellaneous - Manufacturing — 1.3%
3M Co.	57,168	11,355,280
A.O. Smith Corp.	12,885	928,493
Eaton Corp. PLC	39,246	5,815,472
General Electric Co.	864,712	11,639,023
Illinois Tool Works, Inc.	28,210	6,306,628
Parker-Hannifin Corp.	12,732	3,910,124
Textron, Inc.	22,128	1,521,743
Trane Technologies PLC	23,520	4,330,973
		45,807,736
Packaging & Containers — 0.2%
Amcor PLC	153,706	1,761,471
Ball Corp.	32,546	2,636,877
Packaging Corp. of America	9,257	1,253,583
Sealed Air Corp.	14,753	874,115
WestRock Co.	25,749	1,370,362
		7,896,408
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	4,047	852,905
Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	13,003	1,217,991
CSX Corp.	224,007	7,186,144
Expeditors International of Washington, Inc.	16,476	2,085,862
FedEx Corp.	23,973	7,151,865
J.B. Hunt Transport Services, Inc.	8,134	1,325,435
Kansas City Southern	9,010	2,553,164
Norfolk Southern Corp.	24,651	6,542,622
Old Dominion Freight Line, Inc.	9,388	2,382,674
Union Pacific Corp.	65,474	14,399,697
United Parcel Service, Inc. Class B	71,235	14,814,743
		59,660,197
		293,887,120

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 23.1%
Computers — 7.3%
Accenture PLC Class A	62,656	$18,470,362
Apple, Inc.	1,545,414	211,659,901
Cognizant Technology Solutions Corp. Class A	51,699	3,580,673
DXC Technology Co. (a)	25,680	999,979
Fortinet, Inc. (a)	13,271	3,161,020
Hewlett Packard Enterprise Co.	128,256	1,869,973
HP, Inc.	118,282	3,570,934
International Business Machines Corp.	88,130	12,918,977
Leidos Holdings, Inc.	13,003	1,314,603
NetApp, Inc.	21,879	1,790,140
Seagate Technology Holdings PLC	19,797	1,740,750
Western Digital Corp. (a)	30,372	2,161,575
		263,238,887
Office & Business Equipment — 0.1%
Zebra Technologies Corp. Class A (a)	5,308	2,810,533
Semiconductors — 5.7%
Advanced Micro Devices, Inc. (a)	119,676	11,241,167
Analog Devices, Inc.	36,329	6,254,401
Applied Materials, Inc.	90,393	12,871,963
Broadcom, Inc.	40,224	19,180,412
Intel Corp.	397,807	22,332,885
IPG Photonics Corp. (a)	3,652	769,732
KLA Corp.	15,087	4,891,356
Lam Research Corp.	14,047	9,140,383
Maxim Integrated Products, Inc.	26,194	2,759,800
Microchip Technology, Inc.	26,978	4,039,686
Micron Technology, Inc. (a)	110,385	9,380,517
Monolithic Power Systems, Inc.	4,188	1,564,009
NVIDIA Corp.	61,379	49,109,338
NXP Semiconductor NV	27,259	5,607,721
Qorvo, Inc. (a)	11,212	2,193,628
QUALCOMM, Inc.	111,119	15,882,239
Skyworks Solutions, Inc.	16,228	3,111,719
Teradyne, Inc.	16,185	2,168,142
Texas Instruments, Inc.	91,051	17,509,107
Xilinx, Inc.	24,163	3,494,936
		203,503,141
Software — 10.0%
Activision Blizzard, Inc.	76,589	7,309,654
Adobe, Inc. (a)	47,127	27,599,456
Akamai Technologies, Inc. (a)	16,062	1,872,829
ANSYS, Inc. (a)	8,624	2,993,045
Autodesk, Inc. (a)	21,750	6,348,825
Broadridge Financial Solutions, Inc.	11,402	1,841,765
Cadence Design Systems, Inc. (a)	27,461	3,757,214
Cerner Corp.	29,586	2,312,442
Citrix Systems, Inc.	12,022	1,409,820
Electronic Arts, Inc.	28,022	4,030,404
Fidelity National Information Services, Inc.	61,132	8,660,570
Fiserv, Inc. (a)	58,520	6,255,203
Intuit, Inc.	26,941	13,205,670

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Jack Henry & Associates, Inc.	7,218	$1,180,215
Microsoft Corp.	741,943	200,992,359
MSCI, Inc.	8,132	4,335,007
Oracle Corp.	178,951	13,929,546
Paychex, Inc.	31,524	3,382,525
Paycom Software, Inc. (a)	4,836	1,757,741
PTC, Inc. (a)	10,520	1,486,055
Roper Technologies, Inc.	10,384	4,882,557
salesforce.com, Inc. (a)	91,235	22,285,973
ServiceNow, Inc. (a)	19,469	10,699,189
Synopsys, Inc. (a)	15,010	4,139,608
Take-Two Interactive Software, Inc. (a)	11,427	2,022,808
Tyler Technologies, Inc. (a)	3,994	1,806,766
		360,497,246
		830,049,807
Utilities — 2.5%
Electric — 2.3%
AES Corp.	65,974	1,719,942
Alliant Energy Corp.	24,309	1,355,470
Ameren Corp.	25,025	2,003,001
American Electric Power Co., Inc.	49,373	4,176,462
CenterPoint Energy, Inc.	56,638	1,388,764
CMS Energy Corp.	28,472	1,682,126
Consolidated Edison, Inc.	33,941	2,434,249
Dominion Energy, Inc.	79,460	5,845,872
DTE Energy Co.	19,211	2,489,746
Duke Energy Corp.	75,672	7,470,340
Edison International	37,546	2,170,910
Entergy Corp.	19,795	1,973,561
Evergy, Inc.	22,918	1,384,935
Eversource Energy	33,568	2,693,496
Exelon Corp.	96,477	4,274,896
FirstEnergy Corp.	53,726	1,999,144
NextEra Energy, Inc.	193,151	14,154,105
NRG Energy, Inc.	24,700	995,410
Pinnacle West Capital Corp.	10,847	889,129
PPL Corp.	75,968	2,124,825
Public Service Enterprise Group, Inc.	49,812	2,975,769
Sempra Energy	31,187	4,131,654
The Southern Co.	104,059	6,296,610
WEC Energy Group, Inc.	31,192	2,774,528
Xcel Energy, Inc.	52,939	3,487,621
		82,892,565
Gas — 0.1%
Atmos Energy Corp.	12,948	1,244,432
NiSource, Inc.	39,306	962,997
		2,207,429
Water — 0.1%
American Water Works Co., Inc.	17,996	2,773,723

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
		$87,873,717

TOTAL COMMON STOCK (Cost $1,717,580,122)		3,578,513,298

TOTAL EQUITIES (Cost $1,717,580,122)		3,578,513,298

MUTUAL FUNDS — 0.0%

Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	506,079	506,079

TOTAL MUTUAL FUNDS (Cost $506,079)		506,079

TOTAL LONG-TERM INVESTMENTS (Cost $1,718,086,201)		3,579,019,377

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (d)	$9,381,378	9,381,378
U.S. Treasury Bill — 0.2%
U.S. Treasury Bill
0.061% 7/15/21 (e) (f)	7,365,000	7,364,878

TOTAL SHORT-TERM INVESTMENTS (Cost $16,746,206)		16,746,256

TOTAL INVESTMENTS — 100.2% (Cost $1,734,832,407) (g)		3,595,765,633

Other Assets/(Liabilities) — (0.2)%		(5,989,045)

NET ASSETS — 100.0%		$3,589,776,588

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $1,076,244 or 0.03% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $595,053 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $9,381,378. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $9,569,032.
(e)	A portion of this security is pledged/held as collateral for open derivatives.
(f)	The rate shown represents yield-to-maturity.
(g)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	9/17/21	81	$17,006,674	$362,156

MassMutual Equity Opportunities Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 96.9%
Basic Materials — 6.1%
Chemicals — 5.6%
CF Industries Holdings, Inc.	100,900	$5,191,305
Ecolab, Inc.	77,816	16,027,762
International Flavors & Fragrances, Inc.	27,400	4,093,560
Linde PLC	60,945	17,619,199
		42,931,826
Forest Products & Paper — 0.5%
International Paper Co.	65,600	4,021,936
		46,953,762
Communications — 1.4%
Media — 1.4%
Comcast Corp. Class A	119,600	6,819,592
Fox Corp. Class B	52,500	1,848,000
The Walt Disney Co. (a)	12,550	2,205,913
		10,873,505
Consumer, Cyclical — 10.5%
Apparel — 3.2%
NIKE, Inc. Class B	160,556	24,804,297
Lodging — 0.4%
Las Vegas Sands Corp. (a)	62,100	3,272,049
Retail — 6.9%
McDonald's Corp.	107,415	24,811,791
The TJX Cos., Inc.	426,215	28,735,415
		53,547,206
		81,623,552
Consumer, Non-cyclical — 35.5%
Agriculture — 0.5%
Philip Morris International, Inc.	38,750	3,840,513
Beverages — 9.8%
The Coca-Cola Co.	385,636	20,866,764
Diageo PLC	609,403	29,204,727
PepsiCo, Inc.	173,298	25,677,565
		75,749,056

MassMutual Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cosmetics & Personal Care — 6.1%
Colgate-Palmolive Co.	358,110	$29,132,249
The Procter & Gamble Co.	133,568	18,022,330
		47,154,579
Food — 1.0%
Conagra Brands, Inc.	61,900	2,251,922
Tyson Foods, Inc. Class A	73,900	5,450,864
		7,702,786
Health Care – Products — 6.4%
Baxter International, Inc.	194,145	15,628,672
Danaher Corp.	27,109	7,274,971
Medtronic PLC	216,366	26,857,512
		49,761,155
Health Care – Services — 4.8%
Anthem, Inc.	26,650	10,174,970
UnitedHealth Group, Inc.	67,109	26,873,128
		37,048,098
Household Products & Wares — 0.6%
Kimberly-Clark Corp.	34,700	4,642,166
Pharmaceuticals — 6.3%
AbbVie, Inc.	39,800	4,483,072
Becton Dickinson and Co.	27,000	6,566,130
CVS Health Corp.	57,900	4,831,176
Johnson & Johnson	186,089	30,656,302
Sanofi Sponsored ADR	38,400	2,022,144
		48,558,824
		274,457,177
Energy — 1.7%
Oil & Gas — 1.7%
EOG Resources, Inc.	38,750	3,233,300
TotalEnergies SE	164,900	7,481,075
TotalEnergies SE Sponsored ADR	57,900	2,620,554
		13,334,929
Financial — 21.3%
Banks — 4.0%
The Bank of New York Mellon Corp.	53,000	2,715,190
Fifth Third Bancorp	153,000	5,849,190
The Goldman Sachs Group, Inc.	5,300	2,011,509
Huntington Bancshares, Inc.	210,000	2,996,700
Morgan Stanley	47,350	4,341,522
Wells Fargo & Co.	289,900	13,129,571
		31,043,682

MassMutual Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 4.8%
American Express Co.	157,512	$26,025,708
Visa, Inc. Class A	48,299	11,293,272
		37,318,980
Insurance — 9.2%
American International Group, Inc.	142,300	6,773,480
Chubb Ltd.	166,664	26,489,576
Loews Corp.	71,700	3,918,405
Marsh & McLennan Cos., Inc.	199,196	28,022,893
MetLife, Inc.	102,000	6,104,700
		71,309,054
Real Estate Investment Trusts (REITS) — 3.3%
American Tower Corp.	28,312	7,648,204
Equity Residential	50,000	3,850,000
Public Storage	35,380	10,638,412
Weyerhaeuser Co.	83,800	2,884,396
		25,021,012
		164,692,728
Industrial — 11.9%
Aerospace & Defense — 7.0%
The Boeing Co. (a)	13,750	3,293,950
L3 Harris Technologies, Inc.	27,100	5,857,665
Lockheed Martin Corp.	46,672	17,658,351
Northrop Grumman Corp.	75,623	27,483,667
		54,293,633
Miscellaneous - Manufacturing — 1.3%
General Electric Co.	738,000	9,933,480
Transportation — 3.6%
Union Pacific Corp.	85,496	18,803,135
United Parcel Service, Inc. Class B	42,100	8,755,537
		27,558,672
		91,785,785
Technology — 6.2%
Computers — 1.6%
Accenture PLC Class A	43,263	12,753,500
Semiconductors — 1.1%
QUALCOMM, Inc.	59,000	8,432,870
Software — 3.5%
Citrix Systems, Inc.	19,300	2,263,311
Microsoft Corp.	91,612	24,817,690
		27,081,001
		48,267,371

MassMutual Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 2.3%
Electric — 2.0%
Sempra Energy	54,300	$7,193,664
The Southern Co.	132,800	8,035,728
		15,229,392
Gas — 0.3%
NiSource, Inc.	107,200	2,626,400
		17,855,792

TOTAL COMMON STOCK (Cost $578,819,135)		749,844,601

PREFERRED STOCK — 0.7%
Consumer, Cyclical — 0.3%
Auto Manufacturers — 0.3%
Volkswagen AG 2.300%	7,800	1,956,049
Consumer, Non-cyclical — 0.1%
Pharmaceuticals — 0.1%
Becton Dickinson and Co. Convertible 6.000% (b)	15,000	802,650
Utilities — 0.3%
Electric — 0.2%
Sempra Energy Convertible 6.750%	2,750	271,618
The Southern Co. Convertible 6.750%	23,100	1,169,553
		1,441,171
Gas — 0.1%
NiSource, Inc. 7.750%	8,204	843,289
		2,284,460

TOTAL PREFERRED STOCK (Cost $4,930,675)		5,043,159

TOTAL EQUITIES (Cost $583,749,810)		754,887,760

MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	810,957	810,957

TOTAL MUTUAL FUNDS (Cost $810,957)		810,957

TOTAL LONG-TERM INVESTMENTS (Cost $584,560,767)		755,698,717

SHORT-TERM INVESTMENTS — 2.5%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	156	156

MassMutual Equity Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 2.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (d)	$19,429,520	$19,429,520

TOTAL SHORT-TERM INVESTMENTS (Cost $19,429,676)		19,429,676

TOTAL INVESTMENTS — 100.2% (Cost $603,990,443) (e)		775,128,393

Other Assets/(Liabilities) — (0.2)%		(1,177,824)

NET ASSETS — 100.0%		$773,950,569

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $794,657 or 0.10% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,176 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $19,429,520. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $19,818,225.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Fundamental Growth Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Basic Materials — 0.7%
Chemicals — 0.7%
Celanese Corp.	2,650	$401,740
Communications — 12.5%
Internet — 10.2%
CDW Corp./DE	7,236	1,263,767
Etsy, Inc. (a)	5,274	1,085,600
Expedia Group, Inc. (a)	2,240	366,710
Match Group, Inc. (a)	8,896	1,434,480
Palo Alto Networks, Inc. (a)	1,700	630,785
Roku, Inc. (a)	1,075	493,694
Zendesk, Inc. (a)	6,590	951,201
		6,226,237
Media — 0.8%
Fox Corp. Class A	12,840	476,749
Telecommunications — 1.5%
Juniper Networks, Inc.	12,730	348,166
Nice Ltd. Sponsored ADR (a) (b)	2,190	541,937
		890,103
		7,593,089
Consumer, Cyclical — 18.1%
Apparel — 1.1%
Tapestry, Inc. (a)	14,910	648,287
Distribution & Wholesale — 0.9%
Copart, Inc. (a)	4,400	580,052
Entertainment — 2.4%
DraftKings, Inc. Class A (a) (b)	17,426	909,115
Live Nation Entertainment, Inc. (a)	6,090	533,423
Vail Resorts, Inc. (a)	50	15,826
		1,458,364
Lodging — 1.6%
Hilton Worldwide Holdings, Inc. (a)	8,166	984,983
Retail — 12.1%
Burlington Stores, Inc. (a)	3,613	1,163,350
Chipotle Mexican Grill, Inc. (a)	620	961,211
Domino's Pizza, Inc.	1,647	768,309

MassMutual Fundamental Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Freshpet, Inc. (a)	4,406	$718,002
Lululemon Athletica, Inc. (a)	3,944	1,439,441
Ross Stores, Inc.	4,880	605,120
Ulta Beauty, Inc. (a)	1,600	553,232
Williams-Sonoma, Inc.	2,730	435,844
Wingstop, Inc.	4,425	697,513
		7,342,022
		11,013,708
Consumer, Non-cyclical — 28.3%
Biotechnology — 6.8%
Abcam PLC Sponsored ADR (a)	3,716	70,753
Ascendis Pharma A/S ADR (a)	4,110	540,671
BioMarin Pharmaceutical, Inc. (a)	4,800	400,512
Incyte Corp. (a)	10,909	917,774
Rocket Pharmaceuticals, Inc. (a)	4,990	221,007
Seagen, Inc. (a)	12,664	1,999,392
		4,150,109
Commercial Services — 12.6%
Avalara, Inc. (a)	7,071	1,144,088
Chegg, Inc. (a)	10,045	834,840
FleetCor Technologies, Inc. (a)	2,080	532,605
Global Payments, Inc.	3,240	607,630
MarketAxess Holdings, Inc.	2,177	1,009,235
Repay Holdings Corp. (a)	27,934	671,533
Shift4 Payments, Inc. Class A (a)	9,665	905,804
TransUnion	17,688	1,942,319
		7,648,054
Health Care – Products — 5.6%
ABIOMED, Inc. (a)	2,665	831,773
The Cooper Cos., Inc.	990	392,307
IDEXX Laboratories, Inc. (a)	1,058	668,180
Insulet Corp. (a)	1,810	496,863
Omnicell, Inc. (a)	6,914	1,047,126
		3,436,249
Health Care – Services — 2.5%
ICON PLC (a) (b)	3,210	663,539
Oak Street Health, Inc. (a) (b)	6,840	400,619
Quest Diagnostics, Inc.	3,280	432,861
		1,497,019
Pharmaceuticals — 0.8%
DexCom, Inc. (a)	1,200	512,400
		17,243,831
Energy — 0.7%
Oil & Gas — 0.7%
Devon Energy Corp.	15,480	451,861

MassMutual Fundamental Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 5.4%
Diversified Financial Services — 3.7%
Hamilton Lane, Inc. Class A	13,269	$1,209,071
LPL Financial Holdings, Inc.	3,040	410,339
Synchrony Financial	12,950	628,334
		2,247,744
Insurance — 0.9%
Arthur J Gallagher & Co.	3,930	550,514
Real Estate Investment Trusts (REITS) — 0.8%
Essex Property Trust, Inc.	1,650	495,017
		3,293,275
Industrial — 12.7%
Aerospace & Defense — 3.1%
Hexcel Corp. (a)	14,446	901,430
Teledyne Technologies, Inc. (a)	890	372,759
TransDigm Group, Inc. (a)	969	627,224
		1,901,413
Building Materials — 2.9%
The AZEK Co., Inc (a)	8,920	378,743
Fortune Brands Home & Security, Inc.	13,787	1,373,323
		1,752,066
Electrical Components & Equipment — 0.8%
AMETEK, Inc.	3,580	477,930
Electronics — 0.6%
Mettler-Toledo International, Inc. (a)	282	390,666
Environmental Controls — 0.7%
Waste Connections, Inc.	3,390	404,868
Machinery – Construction & Mining — 1.9%
BWX Technologies, Inc.	19,402	1,127,644
Machinery – Diversified — 1.7%
IDEX Corp.	1,990	437,900
Rockwell Automation, Inc.	2,055	587,771
		1,025,671
Miscellaneous - Manufacturing — 1.0%
Trane Technologies PLC	3,350	616,869
		7,697,127
Technology — 20.9%
Computers — 4.7%
Cognizant Technology Solutions Corp. Class A	5,340	369,848
Fortinet, Inc. (a)	3,020	719,334
Varonis Systems, Inc. (a)	23,990	1,382,304

MassMutual Fundamental Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Western Digital Corp. (a)	5,920	$421,327
		2,892,813
Semiconductors — 4.7%
KLA Corp.	4,284	1,388,916
Microchip Technology, Inc.	3,810	570,509
Teradyne, Inc.	2,810	376,428
Xilinx, Inc.	3,640	526,489
		2,862,342
Software — 11.5%
Guidewire Software, Inc. (a)	9,966	1,123,368
HubSpot, Inc. (a)	935	544,843
Lightspeed POS, Inc. (a)	7,630	637,944
MSCI, Inc.	1,055	562,399
Nutanix, Inc. Class A (a)	14,380	549,604
Splunk, Inc. (a)	3,540	511,813
Take-Two Interactive Software, Inc. (a)	5,689	1,007,067
Twilio, Inc. Class A (a)	1,545	608,977
ZoomInfo Technologies, Inc. Class A (a) (b)	27,524	1,435,927
		6,981,942
		12,737,097

TOTAL COMMON STOCK (Cost $50,368,943)		60,431,728

TOTAL EQUITIES (Cost $50,368,943)		60,431,728

TOTAL LONG-TERM INVESTMENTS (Cost $50,368,943)		60,431,728

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (c)	$623,443	$623,443

TOTAL SHORT-TERM INVESTMENTS (Cost $623,443)		623,443

TOTAL INVESTMENTS — 100.3% (Cost $50,992,386) (d)		61,055,171

Other Assets/(Liabilities) — (0.3)%		(187,361)

NET ASSETS — 100.0%		$60,867,810

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $2,959,094 or 4.86% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,034,231 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $623,443. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $636,083.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Blue Chip Growth Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.0%
Basic Materials — 0.2%
Chemicals — 0.2%
Linde PLC	20,705	$5,985,815
The Sherwin-Williams Co.	6,170	1,681,017
		7,666,832
Communications — 36.1%
Internet — 33.1%
Alibaba Group Holding Ltd. Sponsored ADR (a)	443,540	100,586,001
Alphabet, Inc. Class A (a)	45,998	112,317,456
Alphabet, Inc. Class C (a)	96,724	242,421,296
Amazon.com, Inc. (a)	121,040	416,396,966
Booking Holdings, Inc. (a)	7,784	17,032,093
Coupang, Inc. (a)	13,128	549,013
DoorDash, Inc., Class A (a)	61,236	10,920,216
Etsy, Inc. (a)	25,594	5,268,269
Expedia Group, Inc. (a)	8,100	1,326,051
Facebook, Inc. Class A (a)	922,947	320,917,901
IAC/InterActiveCorp (a)	27,018	4,165,365
JD.com, Inc. ADR (a)	9,343	745,665
Match Group, Inc. (a)	156,687	25,265,779
Netflix, Inc. (a)	79,364	41,920,858
Pinduoduo, Inc. ADR (a)	6,736	855,607
Pinterest, Inc. Class A (a)	268,302	21,182,443
Roku, Inc. (a)	9,806	4,503,406
Sea Ltd. ADR (a)	177,398	48,713,491
Shopify, Inc. Class A (a)	10,930	15,968,511
Snap, Inc. Class A (a)	707,470	48,207,006
Spotify Technology SA (a)	34,034	9,379,430
Tencent Holdings Ltd.	617,200	46,425,251
Vimeo, Inc. (a)	45,106	2,210,194
Wayfair, Inc. Class A (a) (b)	800	252,568
Zendesk, Inc. (a)	2,560	369,510
		1,497,900,346
Media — 2.1%
FactSet Research Systems, Inc.	78,674	26,403,781
The Walt Disney Co. (a)	393,009	69,079,192
		95,482,973
Telecommunications — 0.9%
Cisco Systems, Inc.	658,751	34,913,803

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
T-Mobile US, Inc. (a)	37,925	$5,492,678
		40,406,481
		1,633,789,800
Consumer, Cyclical — 4.7%
Apparel — 0.3%
NIKE, Inc. Class B	79,804	12,328,920
Auto Parts & Equipment — 0.1%
Aptiv PLC (a)	14,695	2,311,964
Distribution & Wholesale — 0.0%
Copart, Inc. (a)	8,300	1,094,189
Entertainment — 0.1%
Live Nation Entertainment, Inc. (a)	61,400	5,378,026
Lodging — 0.1%
Hilton Worldwide Holdings, Inc. (a)	29,405	3,546,831
Marriott International, Inc. Class A (a)	8,102	1,106,085
		4,652,916
Retail — 4.1%
Carvana Co. (a) (b)	38,564	11,639,387
Chipotle Mexican Grill, Inc. (a)	11,062	17,149,861
Dollar General Corp.	79,899	17,289,345
Lululemon Athletica, Inc. (a)	50,833	18,552,520
McDonald's Corp.	8,883	2,051,884
Ross Stores, Inc.	153,974	19,092,776
Starbucks Corp.	464,789	51,968,058
The TJX Cos., Inc.	49,877	3,362,707
Yum China Holdings, Inc.	265,600	17,596,000
Yum! Brands, Inc.	244,312	28,103,209
		186,805,747
		212,571,762
Consumer, Non-cyclical — 17.3%
Beverages — 1.4%
Monster Beverage Corp. (a)	693,644	63,364,379
Biotechnology — 2.7%
Exact Sciences Corp. (a)	1,153	143,330
Illumina, Inc. (a)	111,761	52,886,423
Incyte Corp. (a)	48,608	4,089,391
Regeneron Pharmaceuticals, Inc. (a)	88,091	49,202,347
Vertex Pharmaceuticals, Inc. (a)	78,580	15,844,085
		122,165,576
Commercial Services — 3.7%
Ant International Co. Ltd., Class C (Acquired 6/07/18, Cost $3,358,253) (a) (c) (d) (e)	598,619	4,220,264
Automatic Data Processing, Inc.	74,119	14,721,516
Cintas Corp.	6,306	2,408,892
CoStar Group, Inc. (a)	123,060	10,191,829

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Equifax, Inc.	11,573	$2,771,849
Global Payments, Inc.	229,310	43,004,797
PayPal Holdings, Inc. (a)	226,624	66,056,364
S&P Global, Inc.	51,193	21,012,167
Square, Inc. Class A (a)	6,544	1,595,427
TransUnion	31,757	3,487,236
		169,470,341
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.	310,650	25,271,377
The Estee Lauder Cos., Inc. Class A	2,396	762,120
		26,033,497
Health Care – Products — 3.1%
Align Technology, Inc. (a)	4,316	2,637,076
Danaher Corp.	95,270	25,566,657
Dentsply Sirona, Inc.	95,848	6,063,345
Intuitive Surgical, Inc. (a)	70,664	64,985,441
Stryker Corp.	109,815	28,522,250
Thermo Fisher Scientific, Inc.	23,617	11,914,068
		139,688,837
Health Care – Services — 1.9%
Anthem, Inc.	37,100	14,164,780
Centene Corp. (a)	98,755	7,202,202
HCA Healthcare, Inc.	84,672	17,505,089
Humana, Inc.	4,117	1,822,678
UnitedHealth Group, Inc.	114,594	45,888,022
		86,582,771
Household Products & Wares — 0.1%
Avery Dennison Corp.	21,206	4,458,350
Pharmaceuticals — 3.8%
AstraZeneca PLC Sponsored ADR (b)	93,854	5,621,855
Cigna Corp.	106,233	25,184,657
Eli Lilly & Co.	2,872	659,181
Novartis AG Sponsored ADR	656,056	59,858,550
Novo Nordisk A/S Sponsored ADR	212,627	17,811,764
Roche Holding AG Sponsored ADR	1,067,280	50,151,487
Zoetis, Inc.	71,348	13,296,413
		172,583,907
		784,347,658
Energy — 0.7%
Oil & Gas Services — 0.7%
Schlumberger NV	981,882	31,430,043
Financial — 6.9%
Banks — 0.6%
The Goldman Sachs Group, Inc.	72,234	27,414,970

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Morgan Stanley	23,189	$2,126,200
		29,541,170
Diversified Financial Services — 6.2%
The Charles Schwab Corp.	151,507	11,031,225
Mastercard, Inc. Class A	140,334	51,234,540
SEI Investments Co.	447,532	27,733,558
Visa, Inc. Class A	814,608	190,471,642
		280,470,965
Insurance — 0.1%
Chubb Ltd.	40	6,358
Marsh & McLennan Cos., Inc.	26,692	3,755,030
		3,761,388
		313,773,523
Industrial — 5.3%
Aerospace & Defense — 2.0%
The Boeing Co. (a)	372,842	89,318,029
Electrical Components & Equipment — 0.1%
Generac Holdings, Inc. (a)	14,000	5,812,100
Electronics — 0.1%
TE Connectivity Ltd.	30,254	4,090,643
Machinery – Diversified — 1.8%
Deere & Co.	229,470	80,936,364
Miscellaneous - Manufacturing — 0.2%
General Electric Co.	552,694	7,439,261
Transportation — 1.1%
Expeditors International of Washington, Inc.	410,210	51,932,586
Union Pacific Corp.	1,148	252,480
		52,185,066
		239,781,463
Technology — 27.8%
Computers — 2.8%
Apple, Inc.	810,745	111,039,635
Crowdstrike Holdings, Inc. Class A (a)	11,833	2,973,752
Fortinet, Inc. (a)	48,338	11,513,628
		125,527,015
Semiconductors — 6.1%
Advanced Micro Devices, Inc. (a)	199,649	18,753,031
ASML Holding NV	27,423	18,944,905
Marvell Technology, Inc.	254,502	14,845,102
Maxim Integrated Products, Inc.	19,895	2,096,137
Microchip Technology, Inc.	36,249	5,427,925
Monolithic Power Systems, Inc.	1,817	678,559
NVIDIA Corp.	208,867	167,114,487

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
QUALCOMM, Inc.	276,499	$39,520,002
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	3,426	411,668
Texas Instruments, Inc.	55,074	10,590,730
		278,382,546
Software — 18.9%
Atlassian Corp. PLC Class A (a)	27,922	7,172,045
Autodesk, Inc. (a)	305,694	89,232,079
Cerner Corp.	314,295	24,565,297
Coupa Software, Inc. (a)	16,218	4,250,900
Datadog, Inc. Class A (a)	39,143	4,074,003
DocuSign, Inc. (a)	50,604	14,147,360
Fidelity National Information Services, Inc.	95,322	13,504,268
Fiserv, Inc. (a)	185,829	19,863,262
Intuit, Inc.	139,527	68,391,950
Microsoft Corp.	868,620	235,309,158
MongoDB, Inc. (a)	32,906	11,896,177
MSCI, Inc.	5,094	2,715,509
Oracle Corp.	1,040,455	80,989,017
Paycom Software, Inc. (a)	4,545	1,651,971
ROBLOX Corp. Class A (a)	12,386	1,114,492
Roper Technologies, Inc.	25,029	11,768,636
salesforce.com, Inc. (a)	487,958	119,193,501
ServiceNow, Inc. (a)	95,683	52,582,593
Snowflake, Inc. Class A (a)	4,124	997,183
Splunk, Inc. (a)	35,546	5,139,241
Synopsys, Inc. (a)	74,456	20,534,220
Twilio, Inc. Class A (a)	11,856	4,673,161
Veeva Systems, Inc. Class A (a)	23,513	7,311,367
Workday, Inc. Class A (a)	134,088	32,012,169
Zoom Video Communications, Inc. Class A (a)	55,363	21,427,142
		854,516,701
		1,258,426,262

TOTAL COMMON STOCK (Cost $2,279,895,085)		4,481,787,343

PREFERRED STOCK — 0.3%
Consumer, Cyclical — 0.3%
Auto Manufacturers — 0.3%
Rivian Automotive, Inc., Series F (Acquired 1/19/21, Cost $5,922,532) (a) (c) (d) (e)	160,720	11,260,043
Technology — 0.0%
Software — 0.0%
Databricks, Inc., Series G (Acquired 2/01/21, Cost $815,183) (a) (c) (d) (e)	4,596	815,193

TOTAL PREFERRED STOCK (Cost $6,737,715)		12,075,236

TOTAL EQUITIES (Cost $2,286,632,800)		4,493,862,579

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.1%

Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	4,977,420	$4,977,420

TOTAL MUTUAL FUNDS (Cost $4,977,420)		4,977,420

TOTAL LONG-TERM INVESTMENTS (Cost $2,291,610,220)		4,498,839,999

SHORT-TERM INVESTMENTS — 0.8%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	100	100

	Principal Amount
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (g)	$37,941,498	37,941,498

TOTAL SHORT-TERM INVESTMENTS (Cost $37,941,598)		37,941,598

TOTAL INVESTMENTS — 100.2% (Cost $2,329,551,818) (h)		4,536,781,597

Other Assets/(Liabilities) — (0.2)%		(8,268,021)

NET ASSETS — 100.0%		$4,528,513,576

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $16,884,136 or 0.37% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $12,260,051 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2021, these securities amounted to a value of $16,295,500 or 0.36% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At June 30, 2021, these securities amounted to a value of $16,295,500 or 0.36% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $37,941,498. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $38,700,416.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Growth Opportunities Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 98.3%
Communications — 35.7%
Internet — 32.1%
Airbnb, Inc. Class A (a)	55,772	$8,540,924
Amazon.com, Inc. (a)	7,335	25,233,573
DoorDash, Inc., Class A (a)	22,855	4,075,732
Facebook, Inc. Class A (a)	32,254	11,215,038
Fiverr International Ltd. (a) (b)	17,614	4,271,219
Match Group, Inc. (a) (b)	124,763	20,118,034
Netflix, Inc. (a)	46,841	24,741,885
Sea Ltd. ADR (a)	102,371	28,111,076
Shopify, Inc. Class A (a)	4,008	5,855,608
Uber Technologies, Inc. (a)	476,690	23,891,703
Wix.com Ltd. (a)	21,545	6,254,083
Zillow Group, Inc. Class C Class C (a) (b)	46,370	5,667,341
		167,976,216
Media — 3.6%
Charter Communications, Inc. Class A (a) (b)	25,615	18,479,942
		186,456,158
Consumer, Cyclical — 5.4%
Apparel — 1.7%
NIKE, Inc. Class B	56,924	8,794,189
Entertainment — 0.9%
Warner Music Group Corp. Class A (b)	141,258	5,090,938
Retail — 2.8%
Carvana Co. (a) (b)	13,016	3,928,489
Floor & Decor Holdings, Inc. Class A (a)	55,533	5,869,838
Starbucks Corp.	42,128	4,710,332
		14,508,659
		28,393,786
Consumer, Non-cyclical — 19.0%
Commercial Services — 6.8%
CoStar Group, Inc. (a)	74,160	6,141,931
PayPal Holdings, Inc. (a)	43,442	12,662,474
Square, Inc. Class A (a)	68,852	16,786,118
		35,590,523

MassMutual Growth Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Food — 0.6%
Grocery Outlet Holding Corp. (a)	84,849	$2,940,866
Health Care – Products — 8.8%
10X Genomics, Inc. Class A (a)	35,162	6,885,423
Align Technology, Inc. (a)	26,420	16,142,620
Edwards Lifesciences Corp. (a)	138,664	14,361,430
Intuitive Surgical, Inc. (a)	9,415	8,658,411
		46,047,884
Pharmaceuticals — 2.8%
DexCom, Inc. (a)	10,435	4,455,745
Sarepta Therapeutics, Inc. (a)	59,147	4,598,088
Zoetis, Inc.	29,769	5,547,751
		14,601,584
		99,180,857
Financial — 9.6%
Diversified Financial Services — 7.9%
Mastercard, Inc. Class A	28,797	10,513,497
Visa, Inc. Class A (b)	132,792	31,049,425
		41,562,922
Private Equity — 1.7%
KKR & Co., Inc.	147,673	8,748,149
		50,311,071
Industrial — 1.2%
Environmental Controls — 1.2%
Waste Management, Inc.	44,777	6,273,705
Technology — 27.4%
Software — 27.4%
Adobe, Inc. (a)	10,096	5,912,622
Atlassian Corp. PLC Class A (a)	23,327	5,991,773
Coupa Software, Inc. (a)	34,856	9,136,106
Datadog, Inc. Class A (a)	70,434	7,330,771
Intuit, Inc.	19,187	9,404,892
Microsoft Corp.	83,598	22,646,698
Paycom Software, Inc. (a)	18,874	6,860,133
ServiceNow, Inc. (a)	43,536	23,925,209
Snowflake, Inc. Class A (a)	51,580	12,472,044
Twilio, Inc. Class A (a)	65,708	25,899,465
Veeva Systems, Inc. Class A (a)	23,632	7,348,370

MassMutual Growth Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Zoom Video Communications, Inc. Class A (a)	16,634	$6,437,857
		143,365,940

TOTAL COMMON STOCK (Cost $294,841,803)		513,981,517

TOTAL EQUITIES (Cost $294,841,803)		513,981,517

MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	1,209,038	1,209,038

TOTAL MUTUAL FUNDS (Cost $1,209,038)		1,209,038

TOTAL LONG-TERM INVESTMENTS (Cost $296,050,841)		515,190,555

	Principal Amount
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (d)	$12,856,932	12,856,932

TOTAL SHORT-TERM INVESTMENTS (Cost $12,856,932)		12,856,932

TOTAL INVESTMENTS — 101.0% (Cost $308,907,773) (e)		528,047,487

Other Assets/(Liabilities) — (1.0)%		(5,310,408)

NET ASSETS — 100.0%		$522,737,079

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $56,143,695 or 10.74% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $56,079,601 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $12,856,932. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $13,114,165.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Mid Cap Value Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Basic Materials — 3.3%
Chemicals — 1.3%
Axalta Coating Systems Ltd. (a)	33,791	$1,030,288
CF Industries Holdings, Inc.	7,985	410,828
Huntsman Corp.	7,335	194,524
		1,635,640
Forest Products & Paper — 0.5%
Mondi PLC	23,001	606,026
Iron & Steel — 1.2%
Nucor Corp.	6,836	655,777
Reliance Steel & Aluminum Co.	2,353	355,068
Steel Dynamics, Inc.	7,233	431,087
		1,441,932
Mining — 0.3%
Kinross Gold Corp.	51,800	328,930
		4,012,528
Communications — 6.4%
Advertising — 0.4%
The Interpublic Group of Cos., Inc.	14,673	476,726
Internet — 2.2%
CDW Corp./DE	118	20,609
eBay, Inc.	12,300	863,583
F5 Networks, Inc. (a)	2,270	423,718
GoDaddy, Inc. Class A (a)	255	22,175
IAC/InterActiveCorp (a)	1,600	246,672
NortonLifeLock, Inc.	682	18,564
Roku, Inc. (a)	62	28,474
Twitter, Inc. (a)	13,135	903,819
Wayfair, Inc. Class A (a) (b)	351	110,814
		2,638,428
Media — 3.2%
DISH Network Corp. Class A (a)	14,300	597,740
Fox Corp. Class A	12,400	460,412
Fox Corp. Class B	15,621	549,859
Liberty Broadband Corp. Class C (a)	5,800	1,007,228
Liberty Media Corp-Liberty SiriusXM Class C (a)	20,000	927,800

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
News Corp. Class A	13,717	$353,487
		3,896,526
Telecommunications — 0.6%
Ciena Corp. (a)	5,709	324,785
Juniper Networks, Inc.	10,084	275,797
Motorola Solutions, Inc.	529	114,714
		715,296
		7,726,976
Consumer, Cyclical — 12.1%
Airlines — 0.6%
Southwest Airlines Co. (a)	12,658	672,013
Apparel — 0.6%
PVH Corp. (a)	2,653	285,436
Tapestry, Inc. (a)	10,442	454,018
		739,454
Auto Manufacturers — 1.4%
Cummins, Inc.	3,783	922,333
Honda Motor Co. Ltd. Sponsored ADR (b)	13,210	425,098
PACCAR, Inc.	3,324	296,667
TuSimple Holdings, Inc. Class A (a)	176	12,538
		1,656,636
Auto Parts & Equipment — 1.2%
Aptiv PLC (a)	4,821	758,488
BorgWarner, Inc.	9,358	454,237
Bridgestone Corp. (b)	4,700	213,770
QuantumScape Corp. (a)	184	5,384
		1,431,879
Distribution & Wholesale — 1.3%
LKQ Corp. (a)	26,737	1,315,995
W.W. Grainger, Inc.	589	257,982
		1,573,977
Food Services — 0.4%
Sodexo SA (a)	4,500	420,196
Home Builders — 0.9%
NVR, Inc. (a)	100	497,330
PulteGroup, Inc.	10,100	551,157
		1,048,487
Home Furnishing — 0.2%
Dolby Laboratories, Inc. Class A	2,380	233,930
Tempur Sealy International, Inc.	458	17,949
		251,879

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time — 0.7%
Brunswick Corp.	2,979	$296,768
Polaris, Inc.	4,137	566,604
		863,372
Retail — 4.5%
Advance Auto Parts, Inc.	3,980	816,457
Beacon Roofing Supply, Inc. (a)	2,569	136,799
Dick's Sporting Goods, Inc. (b)	753	75,443
Dollar Tree, Inc. (a)	17,074	1,698,863
Genuine Parts Co.	1,260	159,352
Kohl's Corp.	5,687	313,411
L Brands, Inc.	8,660	624,040
MSC Industrial Direct Co., Inc. Class A	6,950	623,623
O'Reilly Automotive, Inc. (a)	900	509,589
Ross Stores, Inc.	3,900	483,600
		5,441,177
Textiles — 0.3%
Mohawk Industries, Inc. (a)	2,172	417,437
		14,516,507
Consumer, Non-cyclical — 17.7%
Beverages — 0.5%
Molson Coors Beverage Co. Class B (a)	10,800	579,852
Biotechnology — 0.3%
Incyte Corp. (a)	241	20,275
United Therapeutics Corp. (a)	1,600	287,056
		307,331
Commercial Services — 1.6%
AMERCO	294	173,284
Euronet Worldwide, Inc. (a)	3,475	470,341
FleetCor Technologies, Inc. (a)	2,500	640,150
Gartner, Inc. (a)	77	18,650
ManpowerGroup, Inc.	2,187	260,056
Morningstar, Inc.	84	21,597
Robert Half International, Inc.	4,121	366,645
		1,950,723
Food — 4.0%
Conagra Brands, Inc.	21,921	797,486
General Mills, Inc.	4,041	246,218
Ingredion, Inc.	244	22,082
The J.M. Smucker Co.	2,648	343,101
Kellogg Co.	4,239	272,695
Koninklijke Ahold Delhaize NV	24,865	739,289
The Kraft Heinz Co.	19,200	782,976
Orkla ASA	30,608	311,796
Post Holdings, Inc. (a)	10,500	1,138,935
Sysco Corp.	2,840	220,810
		4,875,388

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 3.1%
Baxter International, Inc.	2,790	$224,595
Bruker Corp.	173	13,144
Envista Holdings Corp. (a)	4,773	206,241
Henry Schein, Inc. (a)	8,263	613,032
Hill-Rom Holdings, Inc.	2,502	284,202
Hologic, Inc. (a)	3,929	262,143
Koninklijke Philips NV	3,610	179,417
PerkinElmer, Inc.	4,163	642,809
ResMed, Inc.	102	25,145
Zimmer Biomet Holdings, Inc.	7,730	1,243,139
		3,693,867
Health Care – Services — 2.8%
Centene Corp. (a)	14,893	1,086,147
Laboratory Corp. of America Holdings (a)	2,700	744,795
Quest Diagnostics, Inc.	5,915	780,603
Universal Health Services, Inc. Class B	5,608	821,179
		3,432,724
Household Products & Wares — 0.9%
The Clorox Co.	1,868	336,072
Kimberly-Clark Corp.	2,772	370,838
Reynolds Consumer Products, Inc.	7,800	236,730
Spectrum Brands Holdings, Inc.	1,586	134,874
		1,078,514
Pharmaceuticals — 4.5%
AmerisourceBergen Corp.	7,500	858,675
Bausch Health Cos., Inc. (a)	15,500	454,460
Becton Dickinson and Co.	1,809	439,931
Cardinal Health, Inc.	11,750	670,807
Herbalife Nutrition Ltd. (a)	355	18,719
Jazz Pharmaceuticals PLC (a)	2,214	393,295
McKesson Corp.	4,624	884,294
Organon & Co. (a)	18,000	544,680
Perrigo Co. PLC	7,900	362,215
Viatris, Inc.	57,492	821,561
		5,448,637
		21,367,036
Energy — 4.1%
Oil & Gas — 2.5%
APA Corp.	14,261	308,465
Cimarex Energy Co.	2,742	198,658
ConocoPhillips	12,149	739,874
Devon Energy Corp.	7,390	215,714
EQT Corp. (a)	19,200	427,392
HollyFrontier Corp.	10,200	335,580
Marathon Oil Corp.	29,759	405,318
Pioneer Natural Resources Co.	2,455	398,987
		3,029,988

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 0.6%
Baker Hughes Co.	32,668	$747,117
Pipelines — 1.0%
Targa Resources Corp.	8,395	373,158
The Williams Cos., Inc.	30,500	809,775
		1,182,933
		4,960,038
Financial — 25.0%
Banks — 5.7%
The Bank of New York Mellon Corp.	20,411	1,045,655
CIT Group, Inc.	11,200	577,808
Commerce Bancshares, Inc.	1,482	110,498
Eastern Bankshares, Inc.	2,515	51,734
First Hawaiian, Inc.	7,770	220,202
Huntington Bancshares, Inc.	44,008	627,994
KeyCorp.	29,567	610,559
M&T Bank Corp.	2,770	402,509
Northern Trust Corp.	7,802	902,067
Prosperity Bancshares, Inc.	3,146	225,883
State Street Corp.	11,751	966,872
Synovus Financial Corp.	5,523	242,349
Truist Financial Corp.	9,848	546,564
Umpqua Holdings Corp.	8,312	153,356
Westamerica Bancorp.	4,195	243,436
		6,927,486
Diversified Financial Services — 2.5%
AerCap Holdings NV (a)	11,000	563,310
Affiliated Managers Group, Inc.	1,700	262,157
Ally Financial, Inc.	13,700	682,808
Ameriprise Financial, Inc.	2,150	535,092
Cboe Global Markets, Inc.	3,600	428,580
LPL Financial Holdings, Inc.	194	26,186
T. Rowe Price Group, Inc.	2,434	481,859
		2,979,992
Insurance — 9.6%
Aflac, Inc.	12,078	648,106
Alleghany Corp. (a)	1,400	933,898
The Allstate Corp.	9,898	1,291,095
American International Group, Inc.	6,900	328,440
Arch Capital Group Ltd. (a)	29,600	1,152,624
Arthur J Gallagher & Co.	1,168	163,613
Assurant, Inc.	2,217	346,251
Chubb Ltd.	5,208	827,760
Equitable Holdings, Inc.	11,700	356,265
Fidelity National Financial, Inc.	25,100	1,090,846
First American Financial Corp.	4,041	251,956
The Hanover Insurance Group, Inc.	140	18,990
The Hartford Financial Services Group, Inc.	13,300	824,201
Loews Corp.	17,700	967,305
Markel Corp. (a)	700	830,697

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Old Republic International Corp.	14,000	$348,740
Reinsurance Group of America, Inc.	8,067	919,638
Unum Group	7,341	208,484
		11,508,909
Private Equity — 0.6%
KKR & Co., Inc.	12,154	720,003
Real Estate — 0.3%
Jones Lang LaSalle, Inc. (a)	1,900	371,374
Real Estate Investment Trusts (REITS) — 6.2%
Annaly Capital Management, Inc.	81,400	722,832
Apartment Income REIT Corp.	2,353	111,603
Camden Property Trust	3,517	466,600
Corporate Office Properties Trust	624	17,466
Cousins Properties, Inc.	5,438	200,010
Duke Realty Corp.	13,104	620,474
Equinix, Inc.	369	296,159
Essex Property Trust, Inc.	1,264	379,213
First Industrial Realty Trust, Inc.	4,774	249,346
Gaming and Leisure Properties, Inc.	16,000	741,280
Healthcare Trust of America, Inc. Class A	12,755	340,558
Healthpeak Properties, Inc.	15,571	518,359
JBG SMITH Properties	23,500	740,485
Kilroy Realty Corp.	4,388	305,580
Kimco Realty Corp.	15,600	325,260
MGM Growth Properties LLC Class A	12,043	441,015
SBA Communications Corp.	468	149,152
Weyerhaeuser Co.	22,814	785,258
		7,410,650
Savings & Loans — 0.1%
Capitol Federal Financial, Inc.	11,935	140,594
		30,059,008
Industrial — 15.3%
Aerospace & Defense — 0.8%
BAE Systems PLC	60,040	434,065
General Dynamics Corp.	2,944	554,237
		988,302
Building Materials — 1.0%
Fortune Brands Home & Security, Inc.	5,151	513,091
Johnson Controls International PLC	3,494	239,793
Owens Corning	4,038	395,320
		1,148,204
Electrical Components & Equipment — 0.7%
Emerson Electric Co.	8,992	865,390
Electronics — 5.2%
Agilent Technologies, Inc.	5,327	787,384
Avnet, Inc.	2,280	91,382
Flex Ltd. (a)	26,300	469,981

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Fortive Corp.	2,437	$169,956
Garmin Ltd.	4,602	665,633
Hubbell, Inc.	2,869	536,044
nVent Electric PLC	29,509	921,861
SYNNEX Corp.	859	104,592
TE Connectivity Ltd.	1,655	223,773
Trimble, Inc. (a)	8,282	677,716
Vontier Corp.	28,467	927,455
Waters Corp. (a)	1,960	677,396
		6,253,173
Engineering & Construction — 0.2%
AECOM (a)	3,500	221,620
Environmental Controls — 0.9%
Clean Harbors, Inc. (a)	1,945	181,157
Pentair PLC	6,233	420,665
Republic Services, Inc.	4,790	526,948
		1,128,770
Hand & Machine Tools — 0.4%
Snap-on, Inc.	2,011	449,318
Machinery – Construction & Mining — 0.6%
Oshkosh Corp.	5,536	690,007
Machinery – Diversified — 0.4%
Cognex Corp.	248	20,844
Crane Co.	2,769	255,773
IMI PLC	8,538	203,185
The Toro Co.	601	66,038
		545,840
Miscellaneous - Manufacturing — 1.4%
A.O. Smith Corp.	481	34,661
Axon Enterprise, Inc. (a)	139	24,575
Carlisle Cos., Inc.	1,983	379,507
ITT, Inc.	3,264	298,950
Textron, Inc.	2,017	138,709
Trane Technologies PLC	4,215	776,150
		1,652,552
Packaging & Containers — 2.9%
Amcor PLC	19,576	224,341
Berry Global Group, Inc. (a)	6,600	430,452
Graphic Packaging Holding Co.	34,737	630,129
Packaging Corp. of America	2,029	274,767
Sealed Air Corp.	10,500	622,125
Sonoco Products Co.	11,267	753,762
WestRock Co.	9,847	524,058
		3,459,634
Shipbuilding — 0.5%
Huntington Ingalls Industries, Inc.	3,100	653,325

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 0.3%
Heartland Express, Inc.	16,206	$277,609
Ryder System, Inc.	1,979	147,099
		424,708
		18,480,843
Technology — 5.6%
Computers — 2.4%
Amdocs Ltd.	3,048	235,793
EPAM Systems, Inc. (a)	34	17,373
Fortinet, Inc. (a)	76	18,103
Hewlett Packard Enterprise Co.	43,264	630,789
HP, Inc.	34,043	1,027,758
KBR, Inc.	8,100	309,015
Lumentum Holdings, Inc. (a)	2,805	230,094
NCR Corp. (a)	10,200	465,222
		2,934,147
Office & Business Equipment — 0.0%
Zebra Technologies Corp. Class A (a)	36	19,061
Semiconductors — 0.3%
Cirrus Logic, Inc. (a)	2,182	185,732
Maxim Integrated Products, Inc.	1,047	110,312
		296,044
Software — 2.9%
Akamai Technologies, Inc. (a)	1,449	168,953
Cadence Design Systems, Inc. (a)	148	20,249
CDK Global, Inc.	20,817	1,034,397
Cerner Corp.	10,308	805,673
Concentrix Corp. (a)	764	122,851
Dropbox, Inc. Class A (a)	736	22,308
HubSpot, Inc. (a)	30	17,482
Manhattan Associates, Inc. (a)	229	33,168
Open Text Corp.	6,827	346,812
PTC, Inc. (a)	145	20,483
SS&C Technologies Holdings, Inc	8,200	590,892
Synopsys, Inc. (a)	552	152,236
Take-Two Interactive Software, Inc. (a)	486	86,032
Teradata Corp. (a)	409	20,438
		3,441,974
		6,691,226
Utilities — 9.5%
Electric — 7.4%
CenterPoint Energy, Inc.	30,700	752,764
CMS Energy Corp.	10,679	630,915
Edison International	12,157	702,918
Evergy, Inc.	18,190	1,099,222
Eversource Energy	11,321	908,397
NorthWestern Corp.	9,694	583,773

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
OGE Energy Corp.	31,200	$1,049,880
Pinnacle West Capital Corp.	8,005	656,170
Vistra Corp.	55,900	1,036,945
WEC Energy Group, Inc.	7,505	667,570
Xcel Energy, Inc.	12,246	806,766
		8,895,320
Gas — 2.1%
Atmos Energy Corp.	3,343	321,296
NiSource, Inc.	43,500	1,065,750
Spire, Inc.	4,386	316,976
UGI Corp.	17,300	801,163
		2,505,185
		11,400,505

TOTAL COMMON STOCK (Cost $109,701,815)		119,214,667

TOTAL EQUITIES (Cost $109,701,815)		119,214,667

MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
iShares Russell Mid-Cap Value ETF	678	77,956

TOTAL MUTUAL FUNDS (Cost $76,822)		77,956

TOTAL LONG-TERM INVESTMENTS (Cost $109,778,637)		119,292,623

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (c)	$313,158	313,158

TOTAL SHORT-TERM INVESTMENTS (Cost $313,158)		313,158

TOTAL INVESTMENTS — 99.4% (Cost $110,091,795) (d)		119,605,781

Other Assets/(Liabilities) — 0.6%		780,057

NET ASSETS — 100.0%		$120,385,838

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $817,851 or 0.68% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $843,941 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $313,158. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $319,441.
(d)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/30/21	USD	386,648	JPY	42,762,512	$1,435
Credit Suisse International	9/30/21	USD	1,137,501	EUR	953,644	4,639
JP Morgan Chase Bank N.A.	9/30/21	GBP	18,385	USD	25,612	(175)
JP Morgan Chase Bank N.A.	9/30/21	USD	1,102,896	GBP	792,344	6,626
UBS AG	9/30/21	NOK	61,885	USD	7,265	(75)
UBS AG	9/30/21	USD	277,135	NOK	2,378,824	764
						$13,214

Currency Legend

EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	U.S. Dollar

MassMutual Small Cap Value Equity Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%

COMMON STOCK — 97.7%
Basic Materials — 6.9%
Chemicals — 4.1%
Axalta Coating Systems Ltd. (a)	7,410	$225,931
Element Solutions, Inc.	37,621	879,579
H.B. Fuller Co.	5,723	364,040
Orion Engineered Carbons SA (a)	28,537	541,918
Rogers Corp. (a)	5,193	1,042,754
Stepan Co.	2,913	350,347
		3,404,569
Forest Products & Paper — 0.8%
Neenah, Inc.	12,618	633,045
Iron & Steel — 1.5%
Allegheny Technologies, Inc. (a)	60,431	1,259,986
Mining — 0.5%
Ferroglobe PLC (a)	62,436	382,108
Ferroglobe Representation & Warranty Insurance Trust (b) (d)	234,800	—
		382,108
		5,679,708
Communications — 2.3%
Telecommunications — 2.3%
Ciena Corp. (a)	13,699	779,336
Infinera Corp. (a)	107,403	1,095,511
		1,874,847

Consumer, Cyclical — 8.9%
Apparel — 0.8%
Kontoor Brands, Inc.	11,704	660,223
Auto Parts & Equipment — 4.5%
Adient PLC (a)	33,389	1,509,183
American Axle & Manufacturing Holdings, Inc. (a)	97,040	1,004,364
Gentherm, Inc. (a)	16,020	1,138,221
		3,651,768
Food Services — 1.0%
Aramark	20,883	777,892

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Home Builders — 0.6%
TRI Pointe Group, Inc. (a)	24,182	$518,220
Home Furnishing — 1.0%
Whirlpool Corp.	3,895	849,188
Lodging — 0.5%
Wyndham Hotels & Resorts, Inc.	6,081	439,595
Textiles — 0.5%
UniFirst Corp.	1,709	401,000
		7,297,886
Consumer, Non-cyclical — 14.3%
Agriculture — 1.6%
Darling Ingredients, Inc. (a)	20,040	1,352,700
Beverages — 0.5%
C&C Group PLC (a)	110,029	369,785
Commercial Services — 3.8%
AMN Healthcare Services, Inc. (a)	2,203	213,647
BrightView Holdings, Inc. (a)	25,780	415,574
CBIZ, Inc. (a)	19,822	649,567
Forrester Research, Inc. (a)	7,743	354,629
Huron Consulting Group, Inc. (a)	12,646	621,551
ICF International, Inc.	5,633	494,915
Monro, Inc.	6,195	393,445
		3,143,328
Food — 2.9%
Cranswick PLC	9,202	505,721
Hostess Brands, Inc. (a)	31,974	517,659
Post Holdings, Inc. (a)	4,542	492,671
SunOpta, Inc. (a)	67,436	825,417
		2,341,468
Health Care – Products — 1.7%
Haemonetics Corp. (a)	4,966	330,934
Invacare Corp. (a)	20,014	161,513
Lantheus Holdings, Inc. (a)	33,717	931,938
		1,424,385
Health Care – Services — 1.6%
Encompass Health Corp.	9,170	715,535
MEDNAX, Inc. (a)	8,729	263,179
Syneos Health, Inc. (a)	3,847	344,268
		1,322,982
Household Products & Wares — 1.8%
ACCO Brands Corp.	55,679	480,510
Spectrum Brands Holdings, Inc.	11,434	972,347
		1,452,857

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 0.4%
Owens & Minor, Inc.	8,273	$350,196
		11,757,701
Energy — 1.6%
Oil & Gas — 1.1%
Chesapeake Energy Corp.	4,169	216,455
Magnolia Oil & Gas Corp. Class A (a) (c)	40,519	633,312
		849,767
Oil & Gas Services — 0.5%
Bristow Group, Inc. (a)	3,148	80,620
NOW, Inc. (a)	36,402	345,455
		426,075
		1,275,842
Financial — 23.4%
Banks — 10.7%
1st Source Corp.	6,230	289,446
Atlantic Union Bankshares Corp.	11,095	401,861
Eastern Bankshares, Inc.	19,502	401,156
First Citizens BancShares, Inc. Class A	445	370,569
First Midwest Bancorp, Inc.	18,986	376,492
Great Western Bancorp, Inc.	13,409	439,681
Hancock Whitney Corp.	13,517	600,695
International Bancshares Corp.	12,918	554,699
OFG Bancorp	48,548	1,073,882
Prosperity Bancshares, Inc.	12,899	926,148
Synovus Financial Corp.	13,788	605,017
Texas Capital Bancshares, Inc. (a)	18,846	1,196,533
Umpqua Holdings Corp.	56,366	1,039,953
Webster Financial Corp.	8,870	473,126
		8,749,258
Insurance — 6.9%
Alleghany Corp. (a)	1,264	843,176
Argo Group International Holdings Ltd.	5,833	302,324
Assured Guaranty Ltd.	8,655	410,939
Kemper Corp.	9,750	720,525
MGIC Investment Corp.	86,121	1,171,246
NMI Holdings, Inc. Class A (a)	15,589	350,441
ProAssurance Corp.	11,026	250,842
Reinsurance Group of America, Inc.	3,912	445,968
SiriusPoint Ltd. (a)	36,396	366,508
White Mountains Insurance Group Ltd.	735	843,802
		5,705,771
Real Estate — 0.6%
Alexander & Baldwin, Inc.	26,243	480,772
Real Estate Investment Trusts (REITS) — 4.0%
Brandywine Realty Trust	37,707	516,963

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Corporate Office Properties Trust	11,074	$309,961
Lexington Realty Trust	27,769	331,840
Physicians Realty Trust	29,801	550,424
Piedmont Office Realty Trust, Inc. Class A	29,862	551,551
PotlatchDeltic Corp.	6,823	362,642
RPT Realty	49,412	641,368
		3,264,749
Savings & Loans — 1.2%
Banc of California, Inc.	34,436	604,008
Northwest Bancshares, Inc.	25,935	353,753
		957,761
		19,158,311
Industrial — 28.5%
Aerospace & Defense — 0.8%
Hexcel Corp. (a)	8,325	519,480
Park Aerospace Corp.	9,323	138,913
		658,393
Building Materials — 4.2%
American Woodmark Corp. (a)	7,040	575,097
Apogee Enterprises, Inc.	25,901	1,054,948
Gibraltar Industries, Inc. (a)	10,432	796,066
Louisiana-Pacific Corp.	2,506	151,087
Tyman PLC	138,407	862,559
		3,439,757
Electrical Components & Equipment — 1.8%
Belden, Inc.	14,673	742,014
Encore Wire Corp.	9,585	726,447
		1,468,461
Electronics — 2.9%
Coherent, Inc. (a)	689	182,130
FARO Technologies, Inc. (a)	11,393	886,033
II-VI, Inc. (a) (c)	13,105	951,292
Vishay Precision Group, Inc. (a)	9,492	323,108
		2,342,563
Engineering & Construction — 2.9%
Primoris Services Corp.	41,115	1,210,015
WillScot Mobile Mini Holdings Corp. (a)	41,166	1,147,296
		2,357,311
Environmental Controls — 1.8%
Clean Harbors, Inc. (a)	6,364	592,743
Harsco Corp. (a)	41,952	856,660
		1,449,403

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hand & Machine Tools — 1.7%
Kennametal, Inc.	23,227	$834,314
Luxfer Holdings PLC	25,638	570,445
		1,404,759
Machinery – Diversified — 2.2%
Albany International Corp. Class A	3,705	330,708
Colfax Corp. (a)	24,267	1,111,671
Thermon Group Holdings, Inc. (a)	19,166	326,589
		1,768,968
Metal Fabricate & Hardware — 0.6%
Mueller Industries, Inc.	12,280	531,847
Miscellaneous - Manufacturing — 2.5%
Enerpac Tool Group Corp.	30,272	805,841
Federal Signal Corp.	18,258	734,519
Materion Corp.	7,273	548,021
		2,088,381
Packaging & Containers — 2.1%
Sealed Air Corp.	14,632	866,946
TriMas Corp. (a)	27,505	834,227
		1,701,173
Transportation — 3.1%
Air Transport Services Group, Inc. (a)	45,804	1,064,027
Dorian LPG Ltd. (a)	23,256	328,375
Kirby Corp. (a)	17,382	1,054,044
Scorpio Tankers, Inc.	5,967	131,572
		2,578,018
Trucking & Leasing — 1.9%
GATX Corp. (c)	5,257	465,087
The Greenbrier Cos., Inc.	24,423	1,064,354
		1,529,441
		23,318,475
Technology — 9.1%
Computers — 1.8%
Exlservice Holdings, Inc. (a)	3,954	420,152
Science Applications International Corp.	6,578	577,088
WNS Holdings Ltd. ADR (a)	6,210	495,993
		1,493,233
Semiconductors — 5.4%
Brooks Automation, Inc.	11,719	1,116,586
Cohu, Inc. (a)	28,182	1,036,816
CTS Corp.	14,187	527,189
Diodes, Inc. (a)	11,899	949,183
Onto Innovation, Inc. (a)	3,043	222,261

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Photronics, Inc. (a)	41,206	$544,331
		4,396,366
Software — 1.9%
Allscripts Healthcare Solutions, Inc. (a)	25,015	463,028
CDK Global, Inc.	14,109	701,076
Progress Software Corp.	9,237	427,211
		1,591,315
		7,480,914
Utilities — 2.7%
Electric — 0.8%
Portland General Electric Co.	15,181	699,540
Gas — 1.9%
New Jersey Resources Corp.	9,645	381,653
Spire, Inc.	5,522	399,075
UGI Corp.	16,652	771,154
		1,551,882
		2,251,422

TOTAL COMMON STOCK (Cost $56,090,124)		80,095,106

TOTAL EQUITIES (Cost $56,090,124)		80,095,106

TOTAL LONG-TERM INVESTMENTS (Cost $56,090,124)		80,095,106

	Principal Amount
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (e)	$2,133,432	2,133,432

TOTAL SHORT-TERM INVESTMENTS (Cost $2,133,432)		2,133,432

TOTAL INVESTMENTS — 100.3% (Cost $58,223,556) (f)		82,228,538

Other Assets/(Liabilities) — (0.3)%		(283,044)

NET ASSETS — 100.0%		$81,945,494

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $1,987,275 or 2.43% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,033,985 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2021, these securities amounted to a value of $0 or 0.00% of net assets.
(e)	Maturity value of $2,133,432. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $2,176,216.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Small Company Value Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.6%
Basic Materials — 5.4%
Chemicals — 3.1%
AdvanSix, Inc. (a)	56,120	$1,675,743
GCP Applied Technologies, Inc. (a)	53,246	1,238,502
H.B. Fuller Co.	28,730	1,827,515
Innospec, Inc.	12,900	1,168,869
Minerals Technologies, Inc.	13,673	1,075,655
Orion Engineered Carbons SA (a)	113,038	2,146,592
		9,132,876
Iron & Steel — 2.3%
Carpenter Technology Corp.	66,808	2,687,018
Commercial Metals Co.	87,890	2,699,981
Schnitzer Steel Industries, Inc. Class A	25,670	1,259,113
		6,646,112
Mining — 0.0%
Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	49,975	—
		15,778,988
Communications — 3.1%
Internet — 0.8%
Criteo SA Sponsored ADR (a)	53,091	2,401,306
Media — 1.2%
Entravision Communications Corp. Class A	126,680	846,222
Houghton Mifflin Harcourt Co. (a)	217,222	2,398,131
Townsquare Media, Inc. Class A (a)	11,287	143,909
		3,388,262
Telecommunications — 1.1%
A10 Networks, Inc. (a)	175,589	1,977,132
Casa Systems, Inc. (a)	149,510	1,326,154
		3,303,286
		9,092,854
Consumer, Cyclical — 22.3%
Airlines — 0.8%
SkyWest, Inc. (a)	54,506	2,347,573
Apparel — 1.8%
Kontoor Brands, Inc.	38,920	2,195,477

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Steven Madden Ltd.	36,830	$1,611,681
Tapestry, Inc. (a)	31,831	1,384,012
		5,191,170
Auto Manufacturers — 1.5%
Blue Bird Corp. (a)	107,469	2,671,679
REV Group, Inc.	111,640	1,751,632
		4,423,311
Auto Parts & Equipment — 2.6%
Dana, Inc.	83,476	1,983,390
The Goodyear Tire & Rubber Co. (a)	166,210	2,850,501
The Shyft Group, Inc.	74,710	2,794,901
		7,628,792
Distribution & Wholesale — 0.5%
A-Mark Precious Metals, Inc.	4,819	224,084
KAR Auction Services, Inc. (a)	74,160	1,301,508
		1,525,592
Entertainment — 2.1%
Accel Entertainment, Inc. (a)	61,303	727,666
IMAX Corp. (a)	122,410	2,631,815
Scientific Games Corp. Class A (a)	36,570	2,831,981
		6,191,462
Food Services — 0.2%
Healthcare Services Group, Inc.	13,232	417,734
Home Builders — 2.2%
KB Home	64,620	2,631,326
Skyline Champion Corp. (a)	27,509	1,466,230
Taylor Morrison Home Corp. (a)	92,219	2,436,426
		6,533,982
Home Furnishing — 1.1%
Herman Miller, Inc.	68,650	3,236,161
Leisure Time — 1.5%
Brunswick Corp.	12,953	1,290,378
Malibu Boats, Inc. Class A (a)	32,317	2,369,806
OneWater Marine, Inc. Class A	20,416	858,084
		4,518,268
Lodging — 0.6%
Hilton Grand Vacations, Inc. (a)	44,950	1,860,481
Retail — 7.3%
Beacon Roofing Supply, Inc. (a)	20,056	1,067,982
BJ's Restaurants, Inc. (a)	8,012	393,710
Dave & Buster's Entertainment, Inc. (a)	23,551	956,171
Dine Brands Global, Inc. (a)	25,320	2,259,810
Foot Locker, Inc.	33,700	2,076,931
Genesco, Inc. (a)	30,130	1,918,678

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
GMS, Inc. (a)	20,454	$984,656
MarineMax, Inc. (a)	25,628	1,249,109
Papa John's International, Inc.	22,250	2,323,790
Penske Automotive Group, Inc.	26,685	2,014,451
Red Robin Gourmet Burgers, Inc. (a)	30,249	1,001,544
Regis Corp. (a) (d)	119,462	1,118,164
Ruth's Hospitality Group, Inc. (a)	55,947	1,288,459
Sally Beauty Holdings, Inc. (a)	119,750	2,642,882
		21,296,337
Textiles — 0.1%
Mohawk Industries, Inc. (a)	1,190	228,706
		65,399,569
Consumer, Non-cyclical — 10.7%
Commercial Services — 5.9%
Barrett Business Services, Inc.	7,588	550,965
BrightView Holdings, Inc. (a)	104,920	1,691,310
The Brink's Co.	23,427	1,800,131
Deluxe Corp.	34,580	1,651,887
EVERTEC, Inc.	40,048	1,748,095
Herc Holdings, Inc. (a)	27,764	3,111,511
Korn Ferry	59,975	4,351,186
Loomis AB	23,852	746,234
Viad Corp. (a)	30,560	1,523,416
		17,174,735
Cosmetics & Personal Care — 0.6%
Edgewell Personal Care Co.	38,118	1,673,380
The Honest Co., Inc. (a)	11,933	193,196
		1,866,576
Food — 1.8%
The Hain Celestial Group, Inc. (a) (d)	65,194	2,615,583
Nomad Foods Ltd. (a)	93,428	2,641,210
		5,256,793
Health Care – Products — 0.2%
Apria, Inc. (a)	17,081	478,268
Health Care – Services — 1.3%
MEDNAX, Inc. (a)	109,640	3,305,646
National HealthCare Corp.	5,887	411,501
		3,717,147
Household Products & Wares — 0.8%
Spectrum Brands Holdings, Inc.	27,224	2,315,129
Pharmaceuticals — 0.1%
Premier, Inc. Class A	13,156	457,697
		31,266,345

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 3.5%
Energy – Alternate Sources — 0.3%
Enviva Partners LP (e)	16,696	$875,038
Oil & Gas — 1.4%
Cimarex Energy Co.	28,070	2,033,671
Earthstone Energy, Inc. Class A (a)	17,593	194,755
HollyFrontier Corp.	59,790	1,967,091
		4,195,517
Oil & Gas Services — 1.8%
ChampionX Corp. (a)	45,004	1,154,353
Dril-Quip, Inc. (a)	46,233	1,564,062
Helix Energy Solutions Group, Inc. (a)	147,572	842,636
MRC Global, Inc. (a)	162,384	1,526,410
NCS Multistage Holdings, Inc. (a)	1,061	32,222
		5,119,683
		10,190,238
Financial — 31.6%
Banks — 16.1%
1st Source Corp.	41,068	1,908,019
Ameris Bancorp	21,890	1,108,291
Associated Banc-Corp.	92,239	1,889,055
Bank of Marin Bancorp	28,056	894,986
BankUnited, Inc.	97,847	4,177,088
Carter Bankshares, Inc. (a)	91,415	1,143,602
F.N.B. Corp.	86,321	1,064,338
First BanCorp	23,413	279,083
First Hawaiian, Inc.	13,619	385,962
First Mid Bancshares, Inc.	4,814	195,015
Five Star Bancorp (a)	3,235	78,125
HarborOne Bancorp, Inc.	170,007	2,437,900
Heritage Financial Corp.	78,642	1,967,623
Hilltop Holdings, Inc.	8,950	325,780
Home BancShares, Inc.	47,670	1,176,496
Independent Bank Corp.	6,093	460,022
Independent Bank Group, Inc.	48,352	3,577,081
Old National Bancorp	59,007	1,039,113
Origin Bancorp, Inc.	13,815	586,585
Premier Financial Corp.	58,057	1,649,399
QCR Holdings, Inc.	5,554	267,092
Renasant Corp.	7,210	288,400
Sandy Spring Bancorp, Inc.	39,409	1,739,119
Signature Bank	3,545	870,829
South State Corp.	11,051	903,530
Synovus Financial Corp.	61,737	2,709,020
Texas Capital Bancshares, Inc. (a)	47,540	3,018,315
Towne Bank	22,198	675,263
TriCo Bancshares	46,046	1,960,639
UMB Financial Corp.	20,084	1,869,017
Umpqua Holdings Corp.	115,704	2,134,739
Valley National Bancorp	140,198	1,882,859

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Webster Financial Corp.	48,332	$2,578,029
		47,240,414
Diversified Financial Services — 1.8%
Moelis & Co. Class A	39,017	2,219,677
Stifel Financial Corp.	45,945	2,979,993
		5,199,670
Insurance — 2.5%
Axis Capital Holdings Ltd.	31,970	1,566,850
The Hanover Insurance Group, Inc.	15,670	2,125,479
James River Group Holdings Ltd.	15,294	573,831
ProAssurance Corp.	11,526	262,216
ProSight Global, Inc. (a)	21,516	274,544
Selective Insurance Group, Inc.	31,752	2,576,675
		7,379,595
Investment Companies — 0.6%
Compass Diversified Holdings (e)	74,275	1,894,012
Real Estate Investment Trusts (REITS) — 7.4%
Armada Hoffler Properties, Inc.	64,365	855,411
Brandywine Realty Trust	77,544	1,063,128
Cousins Properties, Inc.	64,923	2,387,868
Four Corners Property Trust, Inc.	26,929	743,510
Getty Realty Corp.	14,364	447,439
Healthcare Realty Trust, Inc.	9,138	275,968
Highwoods Properties, Inc.	10,030	453,055
Independence Realty Trust, Inc.	149,550	2,726,296
Kite Realty Group Trust	25,242	555,576
Lexington Realty Trust	22,437	268,122
National Health Investors, Inc.	7,637	512,061
National Storage Affiliates Trust	37,354	1,888,618
NETSTREIT Corp.	8,397	193,635
Physicians Realty Trust	176,665	3,263,003
RLJ Lodging Trust	146,420	2,229,977
Sabra Health Care REIT, Inc.	7,832	142,542
STAG Industrial, Inc.	86,678	3,244,357
Summit Hotel Properties, Inc. (a)	26,742	249,503
Weingarten Realty Investors	4,381	140,499
		21,640,568
Savings & Loans — 3.2%
Berkshire Hills Bancorp, Inc.	7,851	215,196
Pacific Premier Bancorp, Inc.	78,749	3,330,295
Provident Financial Services, Inc.	20,120	460,547
Sterling Bancorp	115,086	2,852,982
WSFS Financial Corp.	53,296	2,483,060
		9,342,080
		92,696,339

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 15.9%
Aerospace & Defense — 0.0%
AAR Corp. (a)	2,277	$88,234
Building Materials — 1.5%
Cornerstone Building Brands, Inc. (a)	36,304	660,007
Hayward Holdings, Inc. (a)	30,764	800,479
Masonite International Corp. (a)	21,057	2,353,962
Tecnoglass, Inc. (d)	29,545	632,263
		4,446,711
Electrical Components & Equipment — 1.0%
Belden, Inc.	54,147	2,738,214
Graham Corp.	12,497	171,958
		2,910,172
Electronics — 2.1%
Advanced Energy Industries, Inc.	4,154	468,197
Avnet, Inc.	41,231	1,652,538
Coherent, Inc. (a)	6,191	1,636,529
II-VI, Inc. (a) (d)	33,652	2,442,799
		6,200,063
Engineering & Construction — 0.8%
Arcosa, Inc.	11,381	668,520
Dycom Industries, Inc. (a)	15,149	1,129,055
NV5 Global, Inc. (a)	7,224	682,740
		2,480,315
Environmental Controls — 0.1%
CECO Environmental Corp. (a)	30,461	218,101
Hand & Machine Tools — 1.1%
Hurco Cos., Inc.	1,726	60,410
Kennametal, Inc.	14,453	519,152
Luxfer Holdings PLC	13,458	299,441
Regal Beloit Corp.	18,530	2,473,940
		3,352,943
Machinery – Construction & Mining — 1.6%
The Manitowoc Co., Inc. (a)	80,920	1,982,540
Terex Corp.	54,569	2,598,576
		4,581,116
Machinery – Diversified — 3.0%
Albany International Corp. Class A	9,543	851,808
Cactus, Inc. Class A	72,020	2,644,574
Colfax Corp. (a)	31,128	1,425,974
Crane Co.	19,539	1,804,818
DXP Enterprises, Inc. (a)	21,174	705,094
Gates Industrial Corp. PLC (a)	47,722	862,337

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Welbilt, Inc. (a)	22,028	$509,948
		8,804,553
Metal Fabricate & Hardware — 0.5%
The Timken Co.	16,406	1,322,159
Miscellaneous - Manufacturing — 1.4%
DIRTT Environmental Solutions (a) (d)	53,328	227,977
EnPro Industries, Inc.	5,538	538,017
Hillenbrand, Inc.	38,920	1,715,594
Trinseo SA	28,799	1,723,332
		4,204,920
Packaging & Containers — 1.4%
Graphic Packaging Holding Co.	140,827	2,554,602
Karat Packaging, Inc. (a) (d)	5,977	121,752
Pactiv Evergreen, Inc.	85,063	1,281,899
		3,958,253
Transportation — 0.7%
ArcBest Corp.	36,460	2,121,607
Trucking & Leasing — 0.7%
GATX Corp. (d)	21,600	1,910,952
		46,600,099
Technology — 5.3%
Computers — 1.4%
KBR, Inc.	21,359	814,846
NCR Corp. (a)	27,585	1,258,152
TaskUS, Inc. (a)	13,936	477,168
Unisys Corp. (a)	66,022	1,671,017
		4,221,183
Semiconductors — 1.7%
Kulicke & Soffa Industries, Inc.	54,318	3,324,261
Magnachip Semiconductor Corp. (a)	72,910	1,739,633
		5,063,894
Software — 2.2%
Avaya Holdings Corp. (a)	34,611	931,036
CommVault Systems, Inc. (a)	18,677	1,459,981
Donnelley Financial Solutions, Inc. (a)	51,139	1,687,587
IBEX Holdings Ltd. (a)	13,215	257,957
Teradata Corp. (a)	42,004	2,098,940
		6,435,501
		15,720,578
Utilities — 1.8%
Electric — 1.0%
Charah Solutions, Inc. (a)	33,111	167,211

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
IDACORP, Inc.	26,920	$2,624,700
		2,791,911
Gas — 0.8%
South Jersey Industries, Inc. (d)	15,857	411,172
Southwest Gas Holdings, Inc.	31,070	2,056,523
		2,467,695
		5,259,606

TOTAL COMMON STOCK (Cost $224,076,266)		292,004,616

TOTAL EQUITIES (Cost $224,076,266)		292,004,616

MUTUAL FUNDS — 0.4%
Diversified Financial Services — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	1,117,174	1,117,174

TOTAL MUTUAL FUNDS (Cost $1,117,174)		1,117,174

TOTAL LONG-TERM INVESTMENTS (Cost $225,193,440)		293,121,790

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (g)	$2,672,067	2,672,067

TOTAL SHORT-TERM INVESTMENTS (Cost $2,672,067)		2,672,067

TOTAL INVESTMENTS — 100.9% (Cost $227,865,507) (h)		295,793,857

Other Assets/(Liabilities) — (0.9)%		(2,527,084)

NET ASSETS — 100.0%		$293,266,773

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2021, these securities amounted to a value of $0 or 0.00% of net assets.

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $5,402,176 or 1.84% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $4,409,605 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Security is a Master Limited Partnership
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $2,672,067. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity dates ranging from 1/31/23 - 4/15/25, and an aggregate market value, including accrued interest, of $2,725,624.
(h)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	9/30/21	USD	645,578	SEK	5,496,336	$2,802

Currency Legend

SEK	Swedish Krona
USD	U.S. Dollar

MM S&P Mid Cap Index Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Basic Materials — 4.3%
Chemicals — 2.1%
Ashland Global Holdings, Inc.	11,067	$968,362
Cabot Corp.	11,475	653,272
The Chemours Co.	33,477	1,165,000
Ingevity Corp. (a)	8,055	655,355
Minerals Technologies, Inc.	6,860	539,676
NewMarket Corp.	1,483	477,496
Olin Corp.	28,941	1,338,811
RPM International, Inc.	26,159	2,319,780
Sensient Technologies Corp.	8,514	736,972
Valvoline, Inc.	36,527	1,185,666
		10,040,390
Iron & Steel — 1.8%
Cleveland-Cliffs, Inc. (a) (b)	93,026	2,005,641
Commercial Metals Co.	24,336	747,602
Reliance Steel & Aluminum Co.	12,891	1,945,252
Steel Dynamics, Inc.	40,629	2,421,488
United States Steel Corp.	54,478	1,307,472
		8,427,455
Mining — 0.4%
Compass Minerals International, Inc.	6,886	408,064
Royal Gold, Inc.	13,297	1,517,188
		1,925,252
		20,393,097
Communications — 2.6%
Internet — 0.3%
TripAdvisor, Inc. (a)	19,914	802,534
Yelp, Inc. (a)	14,080	562,637
		1,365,171
Media — 1.5%
Cable One, Inc.	1,097	2,098,353
FactSet Research Systems, Inc.	7,646	2,566,074
The New York Times Co. Class A	29,387	1,279,804
TEGNA, Inc.	44,520	835,195
World Wrestling Entertainment, Inc. Class A (b)	9,100	526,799
		7,306,225

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications — 0.8%
Ciena Corp. (a)	31,285	$1,779,804
Iridium Communications, Inc. (a) (b)	23,673	946,683
Telephone & Data Systems, Inc.	20,185	457,392
ViaSat, Inc. (a)	13,790	687,293
		3,871,172
		12,542,568
Consumer, Cyclical — 16.2%
Airlines — 0.2%
JetBlue Airways Corp. (a)	64,053	1,074,809
Apparel — 1.9%
Capri Holdings Ltd. (a)	30,614	1,750,815
Carter's, Inc.	8,860	914,086
Columbia Sportswear Co.	6,189	608,750
Crocs, Inc. (a)	13,163	1,533,753
Deckers Outdoor Corp. (a)	5,623	2,159,625
Skechers U.S.A., Inc. Class A (a)	27,202	1,355,476
Urban Outfitters, Inc. (a)	13,874	571,886
		8,894,391
Auto Parts & Equipment — 1.7%
Adient PLC (a)	19,060	861,512
Dana, Inc.	29,322	696,691
Fox Factory Holding Corp. (a)	8,473	1,318,907
Gentex Corp.	48,789	1,614,428
The Goodyear Tire & Rubber Co. (a)	56,535	969,575
Lear Corp.	11,051	1,937,019
Visteon Corp. (a)	5,658	684,279
		8,082,411
Distribution & Wholesale — 1.2%
Avient Corp.	18,503	909,607
IAA, Inc. (a)	27,271	1,487,360
KAR Auction Services, Inc. (a) (b)	25,167	441,681
Univar Solutions, Inc. (a)	34,332	837,014
Watsco, Inc.	6,662	1,909,596
		5,585,258
Entertainment — 1.0%
Churchill Downs, Inc.	7,019	1,391,587
Cinemark Holdings, Inc. (a)	21,872	480,090
Marriott Vacations Worldwide Corp. (a)	8,649	1,377,786
Scientific Games Corp. Class A (a)	11,511	891,412
Six Flags Entertainment Corp. (a)	15,364	664,954
		4,805,829
Food Services — 0.1%
Healthcare Services Group, Inc.	15,144	478,096
Home Builders — 0.9%
KB Home	18,032	734,263

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Taylor Morrison Home Corp. (a)	26,111	$689,853
Thor Industries, Inc.	11,222	1,268,086
Toll Brothers, Inc.	22,709	1,312,807
TRI Pointe Group, Inc. (a)	23,801	510,055
		4,515,064
Home Furnishing — 0.4%
Herman Miller, Inc.	11,954	563,512
Tempur Sealy International, Inc.	37,090	1,453,557
		2,017,069
Housewares — 0.3%
The Scotts Miracle-Gro Co.	8,242	1,581,805
Leisure Time — 1.4%
Brunswick Corp.	15,764	1,570,410
Callaway Golf Co.	23,435	790,462
Harley-Davidson, Inc.	31,074	1,423,811
Polaris, Inc.	11,654	1,596,132
YETI Holdings, Inc. (a)	15,195	1,395,205
		6,776,020
Lodging — 0.9%
Boyd Gaming Corp. (a)	16,324	1,003,763
Choice Hotels International, Inc.	5,853	695,687
Travel + Leisure Co.	17,417	1,035,441
Wyndham Hotels & Resorts, Inc.	18,884	1,365,124
		4,100,015
Retail — 5.9%
American Eagle Outfitters, Inc. (b)	30,629	1,149,506
AutoNation, Inc. (a)	10,942	1,037,411
BJ's Wholesale Club Holdings, Inc. (a)	27,666	1,316,348
Casey's General Stores, Inc.	7,488	1,457,464
Cracker Barrel Old Country Store, Inc.	4,809	713,944
Dick's Sporting Goods, Inc. (b)	13,220	1,324,512
FirstCash, Inc.	8,318	635,828
Five Below, Inc. (a)	11,324	2,188,590
Foot Locker, Inc.	20,834	1,283,999
Jack in the Box, Inc.	4,467	497,802
Kohl's Corp.	31,580	1,740,374
Lithia Motors, Inc.	6,025	2,070,431
MSC Industrial Direct Co., Inc. Class A	9,469	849,653
Murphy USA, Inc.	5,040	672,185
Nordstrom, Inc. (a)	22,068	807,027
Nu Skin Enterprises, Inc. Class A	10,065	570,182
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	11,450	963,289
Papa John's International, Inc.	6,674	697,033
RH (a)	3,404	2,311,316
Texas Roadhouse, Inc.	13,264	1,275,997
The Wendy's Co.	35,677	835,555
Williams-Sonoma, Inc.	15,399	2,458,450
Wingstop, Inc.	6,017	948,460
World Fuel Services Corp.	12,794	405,954
		28,211,310

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Toys, Games & Hobbies — 0.3%
Mattel, Inc. (a)	70,568	$1,418,417
		77,540,494
Consumer, Non-cyclical — 17.3%
Agriculture — 0.5%
Darling Ingredients, Inc. (a)	32,956	2,224,530
Beverages — 0.4%
The Boston Beer Co., Inc. Class A (a)	1,884	1,923,187
Biotechnology — 1.6%
Arrowhead Pharmaceuticals, Inc. (a)	21,037	1,742,284
Emergent BioSolutions, Inc. (a)	9,183	578,437
Exelixis, Inc. (a)	63,535	1,157,608
Halozyme Therapeutics, Inc. (a)	26,993	1,225,752
Ligand Pharmaceuticals, Inc. (a) (b)	3,367	441,717
Nektar Therapeutics (a)	36,925	633,633
United Therapeutics Corp. (a)	9,079	1,628,864
		7,408,295
Commercial Services — 4.0%
Adtalem Global Education, Inc. (a)	9,910	353,192
ASGN, Inc. (a)	10,742	1,041,222
Avis Budget Group, Inc. (a)	10,475	815,898
The Brink's Co.	10,035	771,089
FTI Consulting, Inc. (a)	6,940	948,073
Graham Holdings Co. Class B	818	518,530
Grand Canyon Education, Inc. (a)	9,337	840,050
H&R Block, Inc.	36,564	858,523
HealthEquity, Inc. (a)	16,908	1,360,756
Insperity, Inc.	7,311	660,695
John Wiley & Sons, Inc. Class A	8,825	531,088
LiveRamp Holdings, Inc. (a)	13,916	651,965
ManpowerGroup, Inc.	11,001	1,308,129
Paylocity Holding Corp. (a)	7,604	1,450,843
PROG Holdings, Inc.	13,558	652,547
Progyny, Inc. (a)	7,573	446,807
R1 RCM, Inc. (a)	27,922	620,985
Sabre Corp. (a) (b)	64,860	809,453
Service Corp. International	33,967	1,820,292
Strategic Education, Inc.	4,947	376,269
WEX, Inc. (a)	9,057	1,756,152
WW International, Inc. (a)	9,671	349,510
		18,942,068
Cosmetics & Personal Care — 0.1%
Coty, Inc. Class A (a)	57,504	537,087
Food — 1.6%
Flowers Foods, Inc.	39,904	965,677
Grocery Outlet Holding Corp. (a)	17,568	608,907
The Hain Celestial Group, Inc. (a)	16,604	666,152
Ingredion, Inc.	13,511	1,222,745
Lancaster Colony Corp.	3,964	767,074
Pilgrim's Pride Corp. (a)	9,871	218,939

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Post Holdings, Inc. (a)	11,940	$1,295,132
Sanderson Farms, Inc.	4,028	757,143
Sprouts Farmers Market, Inc. (a)	23,907	594,089
Tootsie Roll Industries, Inc. (b)	3,613	122,517
TreeHouse Foods, Inc. (a)	11,328	504,322
		7,722,697
Health Care – Products — 4.5%
Bio-Techne Corp.	7,864	3,540,845
Envista Holdings Corp. (a)	32,446	1,401,992
Globus Medical, Inc. Class A (a)	15,664	1,214,430
Haemonetics Corp. (a)	10,301	686,459
Hill-Rom Holdings, Inc.	13,450	1,527,785
ICU Medical, Inc. (a)	3,985	820,113
Integra LifeSciences Holdings Corp. (a)	14,364	980,199
LivaNova PLC (a)	9,863	829,577
Masimo Corp. (a)	10,220	2,477,839
Neogen Corp. (a)	21,797	1,003,534
NuVasive, Inc. (a)	10,414	705,861
Penumbra, Inc. (a)	6,870	1,882,792
Quidel Corp. (a)	7,805	999,976
Repligen Corp. (a)	10,324	2,060,877
STAAR Surgical Co. (a)	9,508	1,449,970
		21,582,249
Health Care – Services — 3.0%
Acadia Healthcare Co., Inc. (a)	18,202	1,142,176
Amedisys, Inc. (a)	6,575	1,610,415
Chemed Corp.	3,219	1,527,415
Encompass Health Corp.	20,119	1,569,886
LHC Group, Inc. (a)	6,404	1,282,465
Medpace Holdings, Inc. (a)	5,621	992,837
Molina Healthcare, Inc. (a)	11,826	2,992,688
Syneos Health, Inc. (a)	20,504	1,834,903
Tenet Healthcare Corp. (a)	21,650	1,450,333
		14,403,118
Healthcare-Products — 0.1%
Patterson Cos., Inc.	17,628	535,715
Household Products & Wares — 0.2%
Helen of Troy Ltd. (a)	4,945	1,128,054
Pharmaceuticals — 1.3%
Jazz Pharmaceuticals PLC (a)	12,137	2,156,017
Neurocrine Biosciences, Inc. (a)	19,157	1,864,359
PRA Health Sciences, Inc. (a)	13,126	2,168,546
		6,188,922
		82,595,922
Energy — 3.3%
Energy – Alternate Sources — 1.3%
First Solar, Inc. (a)	17,184	1,555,324
SolarEdge Technologies, Inc. (a)	10,527	2,909,347

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sunrun, Inc. (a) (b)	32,663	$1,821,942
		6,286,613
Oil & Gas — 1.1%
Cimarex Energy Co.	20,837	1,509,641
CNX Resources Corp. (a)	44,531	608,293
EQT Corp. (a)	56,519	1,258,113
HollyFrontier Corp.	30,244	995,028
Murphy Oil Corp.	29,264	681,266
		5,052,341
Oil & Gas Services — 0.2%
ChampionX Corp. (a)	37,786	969,211
Pipelines — 0.7%
Antero Midstream Corp. (b)	57,996	602,578
Equitrans Midstream Corp.	81,881	696,807
Targa Resources Corp.	46,319	2,058,880
		3,358,265
		15,666,430
Financial — 24.0%
Banks — 6.6%
Associated Banc-Corp.	30,976	634,388
BancorpSouth Bank	19,543	553,653
Bank of Hawaii Corp.	8,135	685,130
Bank OZK	24,501	1,032,962
Cathay General Bancorp	15,148	596,225
CIT Group, Inc.	20,006	1,032,110
Commerce Bancshares, Inc.	21,260	1,585,146
Cullen/Frost Bankers, Inc.	11,468	1,284,416
East West Bancorp, Inc.	28,693	2,057,001
F.N.B. Corp.	64,341	793,325
First Financial Bankshares, Inc.	28,831	1,416,467
First Horizon Corp.	111,540	1,927,411
Fulton Financial Corp.	32,905	519,241
Glacier Bancorp, Inc.	19,341	1,065,302
Hancock Whitney Corp.	17,583	781,388
Home BancShares, Inc.	30,794	759,996
International Bancshares Corp.	11,290	484,793
PacWest Bancorp	23,675	974,463
Pinnacle Financial Partners, Inc.	15,402	1,359,843
Prosperity Bancshares, Inc.	18,835	1,352,353
Signature Bank	11,650	2,861,822
Synovus Financial Corp.	30,127	1,321,973
Texas Capital Bancshares, Inc. (a)	10,230	649,503
Trustmark Corp.	12,852	395,842
UMB Financial Corp.	8,789	817,904
Umpqua Holdings Corp.	44,673	824,217
United Bankshares, Inc.	27,150	990,975
Valley National Bancorp	82,210	1,104,080
Webster Financial Corp.	18,300	976,122
Wintrust Financial Corp.	11,531	872,089
		31,710,140

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 2.8%
Affiliated Managers Group, Inc.	8,410	$1,296,906
Alliance Data Systems Corp.	10,072	1,049,402
Evercore, Inc. Class A	8,259	1,162,620
Federated Hermes, Inc.	18,819	638,152
Interactive Brokers Group, Inc. Class A	16,376	1,076,395
Janus Henderson Group PLC	34,583	1,342,166
Jefferies Financial Group, Inc.	40,400	1,381,680
LendingTree, Inc. (a)	2,250	476,730
Navient Corp.	36,230	700,326
SEI Investments Co.	23,922	1,482,446
SLM Corp.	65,140	1,364,032
Stifel Financial Corp.	21,276	1,379,961
		13,350,816
Insurance — 4.5%
Alleghany Corp. (a)	2,812	1,875,801
American Financial Group, Inc.	13,915	1,735,479
Brighthouse Financial, Inc. (a)	17,288	787,295
Brown & Brown, Inc.	47,253	2,511,024
CNO Financial Group, Inc.	26,482	625,505
Essent Group Ltd.	22,871	1,028,051
First American Financial Corp.	22,146	1,380,803
The Hanover Insurance Group, Inc.	7,237	981,627
Kemper Corp.	12,230	903,797
Kinsale Capital Group, Inc.	4,339	714,937
Mercury General Corp.	5,416	351,769
MGIC Investment Corp.	68,623	933,273
Old Republic International Corp.	57,337	1,428,265
Primerica, Inc.	7,974	1,221,138
Reinsurance Group of America, Inc.	13,777	1,570,578
RenaissanceRe Holdings Ltd.	10,062	1,497,427
RLI Corp.	8,053	842,263
Selective Insurance Group, Inc.	12,137	984,918
		21,373,950
Real Estate — 0.4%
Jones Lang LaSalle, Inc. (a)	10,394	2,031,611
Real Estate Investment Trusts (REITS) — 9.2%
American Campus Communities, Inc.	27,897	1,303,348
Apartment Income REIT Corp.	31,652	1,501,254
Brixmor Property Group, Inc.	60,149	1,376,811
Camden Property Trust	19,774	2,623,417
CoreSite Realty Corp.	8,719	1,173,577
Corporate Office Properties Trust	22,737	636,409
Cousins Properties, Inc.	30,112	1,107,519
CyrusOne, Inc.	24,742	1,769,548
Douglas Emmett, Inc.	33,430	1,123,917
EastGroup Properties, Inc.	8,115	1,334,512
EPR Properties (a)	15,154	798,313
First Industrial Realty Trust, Inc.	26,172	1,366,964
Healthcare Realty Trust, Inc.	28,759	868,522
Highwoods Properties, Inc.	21,063	951,416
Hudson Pacific Properties, Inc.	30,596	851,181
JBG SMITH Properties	22,405	705,981
Kilroy Realty Corp.	21,463	1,494,683

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lamar Advertising Co. Class A	17,530	$1,830,483
Life Storage, Inc.	15,514	1,665,428
The Macerich Co.	33,676	614,587
Medical Properties Trust, Inc.	118,811	2,388,101
National Retail Properties, Inc.	35,525	1,665,412
National Storage Affiliates Trust	13,878	701,672
Omega Healthcare Investors, Inc.	47,517	1,724,392
Park Hotels & Resorts, Inc. (a)	47,909	987,404
Pebblebrook Hotel Trust	26,615	626,783
Physicians Realty Trust	43,718	807,471
PotlatchDeltic Corp.	13,563	720,873
PS Business Parks, Inc.	4,067	602,241
Rayonier, Inc.	28,218	1,013,873
Rexford Industrial Realty, Inc.	27,059	1,541,010
Sabra Health Care REIT, Inc.	43,821	797,542
SL Green Realty Corp. (b)	14,056	1,124,480
Spirit Realty Capital, Inc.	23,280	1,113,715
STORE Capital Corp.	49,183	1,697,305
Urban Edge Properties	22,295	425,834
Weingarten Realty Investors	24,338	780,520
		43,816,498
Savings & Loans — 0.5%
New York Community Bancorp, Inc.	93,782	1,033,478
Sterling Bancorp	38,825	962,472
Washington Federal, Inc.	14,543	462,176
		2,458,126
		114,741,141
Industrial — 19.9%
Aerospace & Defense — 0.4%
Hexcel Corp. (a)	16,944	1,057,306
Mercury Systems, Inc. (a)	11,379	754,200
		1,811,506
Building Materials — 2.8%
Builders FirstSource, Inc. (a)	41,840	1,784,894
Eagle Materials, Inc.	8,595	1,221,435
Lennox International, Inc.	6,960	2,441,568
Louisiana-Pacific Corp.	20,705	1,248,305
MDU Resources Group, Inc.	40,642	1,273,720
Owens Corning	21,095	2,065,201
Simpson Manufacturing Co., Inc.	8,783	969,995
Trex Co., Inc. (a)	23,300	2,381,493
		13,386,611
Electrical Components & Equipment — 1.3%
Acuity Brands, Inc.	7,204	1,347,364
Belden, Inc.	9,051	457,709
Energizer Holdings, Inc.	11,778	506,219
EnerSys	8,652	845,560
Littelfuse, Inc.	4,973	1,267,071

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Universal Display Corp.	8,689	$1,931,825
		6,355,748
Electronics — 3.2%
Arrow Electronics, Inc. (a)	14,973	1,704,377
Avnet, Inc.	20,158	807,933
Coherent, Inc. (a)	4,955	1,309,805
Hubbell, Inc.	10,968	2,049,261
II-VI, Inc. (a) (b)	21,233	1,541,303
Jabil, Inc.	27,027	1,570,809
National Instruments Corp.	26,674	1,127,777
nVent Electric PLC	33,810	1,056,224
SYNNEX Corp.	8,366	1,018,644
Vishay Intertechnology, Inc.	26,883	606,212
Vontier Corp.	34,161	1,112,965
Woodward, Inc.	11,883	1,460,183
		15,365,493
Engineering & Construction — 1.4%
AECOM (a)	29,624	1,875,792
Dycom Industries, Inc. (a)	6,205	462,458
EMCOR Group, Inc.	11,008	1,356,075
Fluor Corp. (a)	25,391	449,421
MasTec, Inc. (a)	11,431	1,212,829
TopBuild Corp. (a)	6,692	1,323,544
		6,680,119
Environmental Controls — 0.8%
Clean Harbors, Inc. (a)	10,118	942,391
Stericycle, Inc. (a)	18,568	1,328,540
Tetra Tech, Inc.	10,927	1,333,531
		3,604,462
Hand & Machine Tools — 1.0%
Kennametal, Inc.	16,931	608,162
Lincoln Electric Holdings, Inc.	12,016	1,582,627
MSA Safety, Inc.	7,368	1,219,993
Regal Beloit Corp.	8,233	1,099,188
		4,509,970
Machinery – Construction & Mining — 0.5%
Oshkosh Corp.	13,860	1,727,510
Terex Corp.	14,066	669,823
		2,397,333
Machinery – Diversified — 3.8%
AGCO Corp.	12,502	1,630,011
Cognex Corp.	35,763	3,005,880
Colfax Corp. (a)	23,878	1,093,851
Crane Co.	10,021	925,640
Curtiss-Wright Corp.	8,297	985,352
Flowserve Corp.	26,405	1,064,650
Graco, Inc.	34,316	2,597,721
The Middleby Corp. (a)	11,232	1,946,056

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Nordson Corp.	10,916	$2,396,171
The Toro Co.	21,624	2,376,045
		18,021,377
Metal Fabricate & Hardware — 0.5%
The Timken Co.	13,811	1,113,028
Valmont Industries, Inc.	4,300	1,015,015
Worthington Industries, Inc.	7,128	436,091
		2,564,134
Miscellaneous - Manufacturing — 1.7%
Axon Enterprise, Inc. (a)	13,061	2,309,185
Carlisle Cos., Inc.	10,569	2,022,695
Donaldson Co., Inc.	25,563	1,624,017
ITT, Inc.	17,379	1,591,743
Trinity Industries, Inc.	16,251	436,989
		7,984,629
Packaging & Containers — 0.9%
AptarGroup, Inc.	13,315	1,875,285
Greif, Inc. Class A	5,406	327,333
Silgan Holdings, Inc.	15,838	657,277
Sonoco Products Co.	20,363	1,362,285
		4,222,180
Transportation — 1.5%
Kirby Corp. (a)	12,178	738,474
Knight-Swift Transportation Holdings, Inc.	24,701	1,122,907
Landstar System, Inc.	7,780	1,229,396
Ryder System, Inc.	10,884	809,008
Werner Enterprises, Inc.	11,579	515,497
XPO Logistics, Inc. (a)	20,563	2,876,558
		7,291,840
Trucking & Leasing — 0.1%
GATX Corp.	7,195	636,542
		94,831,944
Technology — 8.7%
Computers — 2.0%
CACI International, Inc. Class A (a)	4,765	1,215,647
Genpact Ltd.	35,161	1,597,364
KBR, Inc.	28,547	1,089,068
Lumentum Holdings, Inc. (a) (b)	15,343	1,258,586
MAXIMUS, Inc.	12,455	1,095,666
NCR Corp. (a)	26,547	1,210,809
NetScout Systems, Inc. (a)	14,885	424,818
Qualys, Inc. (a)	6,834	688,116
Science Applications International Corp.	11,689	1,025,476
		9,605,550
Office & Business Equipment — 0.2%
Xerox Holdings Corp.	32,638	766,667

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 2.7%
Amkor Technology, Inc.	21,701	$513,663
Brooks Automation, Inc.	15,043	1,433,297
Cirrus Logic, Inc. (a)	11,593	986,796
CMC Materials, Inc.	5,912	891,175
Cree, Inc. (a)	23,357	2,287,351
Lattice Semiconductor Corp. (a)	27,673	1,554,669
MKS Instruments, Inc.	11,193	1,991,794
Semtech Corp. (a)	13,175	906,440
Silicon Laboratories, Inc. (a)	9,045	1,386,146
Synaptics, Inc. (a)	7,143	1,111,308
		13,062,639
Software — 3.8%
ACI Worldwide, Inc. (a)	23,980	890,617
Aspen Technology, Inc. (a)	13,748	1,890,900
Blackbaud, Inc. (a)	9,919	759,498
CDK Global, Inc.	24,678	1,226,250
Ceridian HCM Holding, Inc. (a)	26,540	2,545,717
CommVault Systems, Inc. (a)	9,267	724,401
Concentrix Corp. (a)	8,428	1,355,222
Envestnet, Inc. (a)	11,051	838,329
Fair Isaac Corp. (a)	5,814	2,922,582
j2 Global, Inc. (a)	8,606	1,183,755
Manhattan Associates, Inc. (a)	12,844	1,860,325
SailPoint Technologies Holding, Inc. (a)	18,746	957,358
Teradata Corp. (a)	22,240	1,111,333
		18,266,287
		41,701,143
Utilities — 3.0%
Electric — 1.3%
ALLETE, Inc.	10,534	737,169
Black Hills Corp.	12,727	835,273
Hawaiian Electric Industries, Inc.	22,129	935,614
IDACORP, Inc.	10,229	997,327
NorthWestern Corp.	10,259	617,797
OGE Energy Corp.	40,541	1,364,205
PNM Resources, Inc.	17,397	848,452
		6,335,837
Gas — 1.3%
National Fuel Gas Co.	18,477	965,423
New Jersey Resources Corp.	19,508	771,932
ONE Gas, Inc.	10,792	799,903
Southwest Gas Holdings, Inc.	11,782	779,851
Spire, Inc.	10,472	756,811
UGI Corp.	42,270	1,957,524
		6,031,444
Water — 0.4%
Essential Utilities, Inc.	45,261	2,068,428

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
		$14,435,709

TOTAL COMMON STOCK (Cost $341,257,354)		474,448,448

TOTAL EQUITIES (Cost $341,257,354)		474,448,448

MUTUAL FUNDS — 0.1%

Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	545,795	545,795

TOTAL MUTUAL FUNDS (Cost $545,795)		545,795

TOTAL LONG-TERM INVESTMENTS (Cost $341,803,149)		474,994,243

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (d)	$2,616,203	2,616,203
U.S. Treasury Bill — 0.4%
U.S. Treasury Bill
0.061% 7/15/21 (e) (f)	1,930,000	1,929,968

TOTAL SHORT-TERM INVESTMENTS (Cost $4,546,158)		4,546,171

TOTAL INVESTMENTS — 100.3% (Cost $346,349,307) (g)		479,540,414

Other Assets/(Liabilities) — (0.3)%		(1,595,536)

NET ASSETS — 100.0%		$477,944,878

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $14,720,124 or 3.08% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $14,489,607 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $2,616,203. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $2,668,570.
(e)	A portion of this security is pledged/held as collateral for open derivatives.
(f)	The rate shown represents yield-to-maturity.
(g)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P Mid 400 E Mini Index	9/17/21	18	$4,903,754	$(57,434)

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.6%
Basic Materials — 3.1%
Chemicals — 1.7%
AdvanSix, Inc. (a)	3,044	$90,895
American Vanguard Corp.	3,353	58,711
Amyris, Inc. (a) (b)	18,654	305,366
Balchem Corp.	3,597	472,142
Cabot Corp.	6,262	356,496
Codexis, Inc. (a)	6,710	152,049
Danimer Scientific, Inc. (a)	7,669	192,108
Ferro Corp. (a)	9,159	197,560
GCP Applied Technologies, Inc. (a)	5,478	127,418
H.B. Fuller Co.	5,816	369,956
Hawkins, Inc.	2,137	69,987
Ingevity Corp. (a)	4,490	365,306
Innospec, Inc.	2,735	247,818
Intrepid Potash, Inc. (a)	1,117	35,588
Koppers Holdings, Inc. (a)	2,333	75,473
Kraton Corp. (a)	3,505	113,176
Kronos Worldwide, Inc.	2,533	36,273
Marrone Bio Innovations, Inc. (a)	11,187	18,570
Minerals Technologies, Inc.	3,747	294,776
Oil-Dri Corp. of America	568	19,414
Orion Engineered Carbons SA (a)	6,755	128,277
PQ Group Holdings, Inc.	5,729	87,997
Quaker Chemical Corp. (b)	1,505	356,971
Rayonier Advanced Materials, Inc. (a)	6,994	46,790
Rogers Corp. (a)	2,087	419,070
Sensient Technologies Corp.	4,716	408,217
Stepan Co.	2,404	289,129
Tronox Holdings PLC Class A	12,799	286,698
Valhi, Inc.	267	6,496
Zymergen, Inc. (a)	2,088	83,541
		5,712,268
Forest Products & Paper — 0.2%
Clearwater Paper Corp. (a)	1,863	53,971
Domtar Corp. (a)	5,574	306,347
Glatfelter Corp.	4,918	68,704
Neenah, Inc.	1,868	93,718
Schweitzer-Mauduit International, Inc.	3,481	140,563
Verso Corp. Class A	3,336	59,047
		722,350
Iron & Steel — 0.3%
Allegheny Technologies, Inc. (a)	14,208	296,237
Carpenter Technology Corp.	5,311	213,608

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Metals Co.	13,383	$411,126
Schnitzer Steel Industries, Inc. Class A	2,887	141,607
		1,062,578
Mining — 0.9%
Arconic Corp. (a)	12,315	438,660
Century Aluminum Co. (a)	5,751	74,130
Coeur Mining, Inc. (a)	27,037	240,089
Compass Minerals International, Inc.	3,814	226,018
Constellium SE (a)	13,693	259,482
Energy Fuels, Inc. (a) (b)	15,639	94,616
Ferroglobe Representation & Warranty Insurance Trust (a) (c) (d)	10,133	—
Gatos Silver, Inc. (a)	3,861	67,529
Hecla Mining Co.	59,297	441,170
Kaiser Aluminum Corp.	1,763	217,713
Livent Corp. (a) (b)	16,401	317,523
MP Materials Corp. (a)	8,138	299,967
Novagold Resources, Inc. (a)	26,453	211,889
Perpetua Resources Corp. (a)	2,988	21,812
PolyMet Mining Corp. (a) (b)	3,213	11,599
United States Lime & Minerals, Inc.	235	32,686
Ur-Energy, Inc. (a)	20,166	28,232
Uranium Energy Corp. (a) (b)	23,760	63,202
		3,046,317
		10,543,513
Communications — 4.9%
Advertising — 0.2%
Advantage Solutions, Inc. (a)	8,523	91,963
Boston Omaha Corp. Class A (a) (b)	1,943	61,613
Clear Channel Outdoor Holdings, Inc. (a)	40,513	106,954
Fluent, Inc. (a) (b)	5,161	15,122
MDC Partners, Inc. Class A (a)	6,971	40,780
National CineMedia, Inc.	6,504	32,975
Quotient Technology, Inc. (a)	9,934	107,387
		456,794
Internet — 2.4%
1-800-Flowers.com, Inc. Class A (a)	2,988	95,228
Cargurus, Inc. (a)	10,362	271,795
CarParts.com, Inc. (a)	5,285	107,603
Cars.com, Inc. (a)	7,655	109,696
ChannelAdvisor Corp. (a)	3,272	80,197
Cogent Communications Holdings, Inc.	4,756	365,689
Comscore, Inc. (a)	7,604	38,020
Digital Media Solutions, Inc. Class A (a)	308	2,981
ePlus, Inc. (a)	1,477	128,041
Eventbrite, Inc. Class A (a) (b)	8,372	159,068
Everquote, Inc. Class A (a)	2,107	68,857
fuboTV, Inc. (a)	14,667	470,957
Groupon, Inc. (a)	2,592	111,871
HealthStream, Inc. (a)	2,812	78,567
HyreCar, Inc. (a)	1,957	40,940
Lands' End, Inc. (a)	1,600	65,680
Limelight Networks, Inc. (a) (b)	14,257	44,910

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Liquidity Services, Inc. (a)	2,967	$75,510
Livexlive Media, Inc. (a)	5,679	26,805
Magnite, Inc. (a)	11,716	396,469
MediaAlpha, Inc. Class A (a)	2,310	97,251
Mimecast Ltd. (a)	6,650	352,782
Open Lending Corp. Class A (a)	11,629	501,094
Overstock.com, Inc. (a)	4,795	442,099
Perficient, Inc. (a)	3,629	291,844
Q2 Holdings, Inc. (a)	6,102	625,943
QuinStreet, Inc. (a)	5,569	103,472
RealReal, Inc. (a)	8,771	173,315
Revolve Group, Inc. (a)	4,005	275,945
Shutterstock, Inc.	2,610	256,224
Stamps.com, Inc. (a)	1,983	397,175
Stitch Fix, Inc. Class A (a)	6,591	397,437
TechTarget, Inc. (a)	2,845	220,459
TrueCar, Inc. (a)	10,952	61,879
Tucows, Inc. Class A (a) (b)	1,054	84,657
Upwork, Inc. (a)	13,009	758,295
VirnetX Holding Corp. (a) (b)	7,054	30,121
Yelp, Inc. (a)	8,082	322,957
Zix Corp. (a)	6,009	42,363
		8,174,196
Media — 0.8%
AMC Networks, Inc. Class A (a)	3,249	217,033
CuriosityStream, Inc. (a) (b)	2,900	39,556
The E.W. Scripps Co. Class A	6,376	130,007
Entercom Communications Corp. (a)	13,204	56,909
Entravision Communications Corp. Class A	6,660	44,489
Gannett Co., Inc. (a)	15,656	85,952
Gray Television, Inc.	9,522	222,815
Hemisphere Media Group, Inc. (a)	1,825	21,535
Houghton Mifflin Harcourt Co. (a)	14,177	156,514
iHeartMedia, Inc. Class A (a)	12,492	336,410
Liberty Latin America Ltd. Class A (a)	4,664	64,643
Liberty Latin America Ltd. Class C (a)	17,354	244,691
Meredith Corp. (a)	4,448	193,221
MSG Networks, Inc. Class A (a)	3,458	50,418
Scholastic Corp.	3,236	122,612
Sinclair Broadcast Group, Inc. Class A	5,097	169,322
TEGNA, Inc.	24,663	462,678
Thryv Holdings, Inc. (a)	721	25,790
Value Line, Inc.	150	4,650
WideOpenWest, Inc. (a)	5,840	120,946
		2,770,191
Telecommunications — 1.5%
A10 Networks, Inc. (a)	6,749	75,994
ADTRAN, Inc.	5,373	110,952
Anterix, Inc. (a)	1,245	74,688
ATN International, Inc.	1,227	55,816
Aviat Networks, Inc. (a)	1,076	35,261
CalAmp Corp. (a)	3,936	50,066
Calix, Inc. (a)	6,101	289,797
Cambium Networks Corp. (a)	996	48,157
Casa Systems, Inc. (a) (b)	3,548	31,471

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cincinnati Bell, Inc. (a)	5,665	$87,354
Clearfield, Inc. (a)	1,280	47,936
Consolidated Communications Holdings, Inc. (a)	8,156	71,691
DZS, Inc. (a)	1,877	38,948
EchoStar Corp. Class A (a)	4,609	111,953
Extreme Networks, Inc. (a)	13,765	153,617
Globalstar, Inc. (a)	67,703	120,511
Gogo, Inc. (a) (b)	6,574	74,812
Harmonic, Inc. (a)	9,950	84,774
HC2 Holdings, Inc. (a)	5,333	21,225
IDT Corp. Class B (a)	2,238	82,716
Infinera Corp. (a) (b)	19,851	202,480
Inseego Corp. (a) (b)	9,300	93,837
InterDigital, Inc.	3,451	252,027
Iridium Communications, Inc. (a) (b)	13,329	533,027
KVH Industries, Inc. (a)	1,679	20,652
Loral Space & Communications, Inc. (b)	1,455	56,527
Maxar Technologies, Inc.	8,000	319,360
NeoPhotonics Corp. (a)	5,631	57,493
NETGEAR, Inc. (a)	3,360	128,755
Ooma, Inc. (a)	2,433	45,886
ORBCOMM, Inc. (a)	8,301	93,303
Plantronics, Inc. (a)	3,805	158,783
Preformed Line Products Co.	338	25,080
Ribbon Communications, Inc. (a)	7,794	59,312
Shenandoah Telecommunications Co.	5,388	261,372
Telephone & Data Systems, Inc.	11,265	255,265
United States Cellular Corp. (a)	1,701	61,763
Viavi Solutions, Inc. (a)	25,500	450,330
Vonage Holdings Corp. (a)	27,011	389,228
		5,132,219
		16,533,400
Consumer, Cyclical — 13.9%
Airlines — 0.4%
Allegiant Travel Co. (a)	1,691	328,054
Frontier Group Holdings, Inc. (a)	3,892	66,320
Hawaiian Holdings, Inc. (a)	5,602	136,521
Mesa Air Group, Inc. (a)	3,845	35,874
SkyWest, Inc. (a)	5,552	239,124
Spirit Airlines, Inc. (a)	10,973	334,018
Sun Country Airlines Holdings, Inc. (a)	1,934	71,577
		1,211,488
Apparel — 0.8%
Crocs, Inc. (a)	7,205	839,527
Fossil Group, Inc. (a)	5,275	75,327
Kontoor Brands, Inc.	5,786	326,388
Oxford Industries, Inc.	1,791	177,022
PLBY Group, Inc. (a)	1,209	47,018
Rocky Brands, Inc.	779	43,312
Steven Madden Ltd.	9,147	400,273
Superior Group of Cos, Inc.	1,287	30,772
Unifi, Inc. (a)	1,534	37,368
Urban Outfitters, Inc. (a)	7,652	315,416

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wolverine World Wide, Inc.	9,069	$305,081
		2,597,504
Auto Manufacturers — 0.5%
Arcimoto, Inc. (a)	3,055	52,516
Blue Bird Corp. (a)	1,777	44,176
Canoo, Inc. (a) (b)	8,898	88,446
Fisker, Inc. (a)	17,706	341,372
Hyliion Holdings Corp. (a) (b)	13,078	152,359
Lordstown Motors Corp. (a)	12,506	138,316
Navistar International Corp. (a)	5,590	248,755
Nikola Corp. (a)	22,367	403,948
REV Group, Inc.	3,191	50,067
Wabash National Corp.	5,730	91,680
Workhorse Group, Inc. (a) (b)	13,785	228,693
XL Fleet Corp. (a)	4,276	35,619
		1,875,947
Auto Parts & Equipment — 1.4%
Adient PLC (a)	10,567	477,628
Aeva Technologies, Inc. (a)	2,769	29,268
American Axle & Manufacturing Holdings, Inc. (a)	12,575	130,151
Citius Pharmaceuticals, Inc. (a) (b)	12,665	44,074
Commercial Vehicle Group, Inc. (a)	3,574	37,992
Cooper-Standard Holding, Inc. (a)	1,902	55,158
Dana, Inc.	16,216	385,292
Dorman Products, Inc. (a)	2,983	309,248
Douglas Dynamics, Inc.	2,509	102,091
Fox Factory Holding Corp. (a)	4,712	733,470
Gentherm, Inc. (a)	3,708	263,453
The Goodyear Tire & Rubber Co. (a)	30,835	528,820
Meritor, Inc. (a)	7,811	182,934
Methode Electronics, Inc. (b)	4,230	208,158
Miller Industries, Inc.	1,276	50,325
Modine Manufacturing Co. (a)	5,578	92,539
Motorcar Parts of America, Inc. (a)	2,141	48,044
Romeo Power, Inc. (a) (b)	4,661	37,941
The Shyft Group, Inc.	3,860	144,403
Standard Motor Products, Inc.	2,328	100,919
Tenneco, Inc. Class A (a)	7,885	152,338
Titan International, Inc. (a)	5,633	47,768
Velodyne Lidar, Inc. (a)	7,887	83,918
Visteon Corp. (a)	3,097	374,551
XPEL, Inc. (a)	2,003	167,992
		4,788,475
Distribution & Wholesale — 0.8%
A-Mark Precious Metals, Inc.	974	45,291
Avient Corp.	10,157	499,318
Core-Mark Holding Co., Inc.	4,982	224,240
EVI Industries, Inc. (a)	606	17,210
G-III Apparel Group Ltd. (a)	4,919	161,638
Global Industrial Co.	1,429	52,459
H&E Equipment Services, Inc.	3,581	119,140
KAR Auction Services, Inc. (a) (b)	13,878	243,559
Resideo Technologies, Inc. (a)	16,129	483,870

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ScanSource, Inc. (a)	2,797	$78,680
Titan Machinery, Inc. (a)	2,203	68,161
Veritiv Corp. (a)	1,722	105,765
VSE Corp.	1,167	57,778
WESCO International, Inc. (a)	4,968	510,810
		2,667,919
Entertainment — 1.9%
Accel Entertainment, Inc. (a)	6,273	74,461
AMC Entertainment Holdings, Inc. Class A (a)	45,428	2,574,859
Bally's Corp. (a)	3,642	197,069
Chicken Soup For The Soul Entertainment, Inc. (a)	1,284	53,158
Cinemark Holdings, Inc. (a)	12,057	264,651
Eros STX Global Corp. (a)	35,384	54,138
Esports Technologies, Inc. (a)	270	5,686
Everi Holdings, Inc. (a)	9,319	232,416
GAN Ltd. (a) (b)	4,476	73,585
Golden Entertainment, Inc. (a)	1,895	84,896
Golden Nugget Online Gaming, Inc. (a)	3,557	45,387
Hall of Fame Resort & Entertainment Co. (a)	6,137	24,118
IMAX Corp. (a)	5,555	119,433
International Game Technology PLC (a) (b)	11,154	267,250
Liberty Media Corp-Liberty Braves Class A (a) (b)	1,175	33,159
Liberty Media Corp-Liberty Braves Class C (a)	4,075	113,163
Lions Gate Entertainment Corp. Class A (a)	6,585	136,309
Lions Gate Entertainment Corp. Class B (a)	12,755	233,416
Madison Square Garden Entertainment Corp. (a)	2,109	177,093
Monarch Casino & Resort, Inc. (a)	1,455	96,277
NEOGAMES SA (a)	626	38,480
RCI Hospitality Holdings, Inc.	934	61,831
Red Rock Resorts, Inc. Class A (a)	6,877	292,272
Rush Street Interactive, Inc. (a)	5,835	71,537
Scientific Games Corp. Class A (a)	10,727	830,699
SeaWorld Entertainment, Inc. (a)	5,748	287,055
		6,442,398
Food Services — 0.1%
Healthcare Services Group, Inc.	8,357	263,830
Home Builders — 1.3%
Beazer Homes USA, Inc. (a)	3,311	63,869
Cavco Industries, Inc. (a)	1,029	228,633
Century Communities, Inc.	3,357	223,375
Forestar Group, Inc. (a)	1,989	41,590
Green Brick Partners, Inc. (a)	3,442	78,271
Hovnanian Enterprises, Inc. Class A (a)	571	60,692
Installed Building Products, Inc.	2,642	323,275
KB Home	9,998	407,118
Landsea Homes Corp. (a)	655	5,482
LCI Industries	2,764	363,245
LGI Homes, Inc. (a)	2,474	400,640
M.D.C. Holdings, Inc.	6,363	321,968
M/I Homes, Inc. (a)	3,198	187,627
Meritage Home Corp. (a)	4,179	393,160
Skyline Champion Corp. (a)	5,859	312,285
Taylor Morrison Home Corp. (a)	13,991	369,642
TRI Pointe Group, Inc. (a)	13,095	280,626

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Winnebago Industries, Inc.	3,585	$243,637
		4,305,135
Home Furnishing — 0.6%
Aterian, Inc. (a)	2,209	32,318
Casper Sleep, Inc. (a)	3,245	26,739
Daktronics, Inc. (a)	4,287	28,251
Ethan Allen Interiors, Inc.	2,491	68,752
Flexsteel Industries, Inc.	740	29,889
Hamilton Beach Brands Holding Co. Class A	804	17,905
Herman Miller, Inc.	6,596	310,935
Hooker Furniture Corp.	1,318	45,655
iRobot Corp. (a)	3,120	291,377
Kopin Corp. (a)	8,657	70,814
The Lovesac Co. (a)	1,425	113,701
Purple Innovation, Inc. (a)	5,602	147,949
Sleep Number Corp. (a)	2,669	293,457
Sonos, Inc. (a)	13,415	472,610
Universal Electronics, Inc. (a)	1,494	72,459
VOXX International Corp. (a)	1,734	24,293
		2,047,104
Housewares — 0.0%
Lifetime Brands, Inc.	1,423	21,302
Tupperware Brands Corp. (a)	5,530	131,338
		152,640
Leisure Time — 0.5%
Acushnet Holdings Corp.	3,822	188,807
Callaway Golf Co.	12,910	435,454
Camping World Holdings, Inc. Class A (b)	4,762	195,194
Clarus Corp.	2,715	69,776
Drive Shack, Inc. (a)	9,211	30,489
Escalade, Inc.	1,153	26,461
Johnson Outdoors, Inc. Class A	588	71,148
Liberty TripAdvisor Holdings, Inc. Class A (a)	8,181	33,297
Lindblad Expeditions Holdings, Inc. (a) (b)	3,428	54,882
Malibu Boats, Inc. Class A (a)	2,310	169,392
Marine Products Corp.	869	13,417
MasterCraft Boat Holdings, Inc. (a)	2,090	54,946
Nautilus, Inc. (a) (b)	3,334	56,178
OneSpaWorld Holdings Ltd. (a)	5,894	57,113
OneWater Marine, Inc. Class A	1,095	46,023
Vista Outdoor, Inc. (a)	6,520	301,746
		1,804,323
Lodging — 0.2%
Bluegreen Vacations Holding Corp. (a)	1,700	30,600
Century Casinos, Inc. (a)	3,051	40,975
Diamond Resorts International (a) (c) (d)	68	—
Full House Resorts, Inc. (a)	3,649	36,271
Hilton Grand Vacations, Inc. (a)	9,550	395,275
The Marcus Corp. (a)	2,569	54,488

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Target Hospitality Corp. (a)	2,836	$10,522
		568,131
Office Furnishings — 0.2%
CompX International, Inc.	230	4,777
HNI Corp.	4,902	215,541
Interface, Inc.	6,469	98,976
Kimball International, Inc. Class B	4,129	54,296
Knoll, Inc.	5,309	137,981
Steelcase, Inc. Class A	9,943	150,239
		661,810
Retail — 5.1%
Abercrombie & Fitch Co. Class A (a)	6,843	317,720
Academy Sports & Outdoors, Inc. (a)	6,897	284,432
America's Car-Mart, Inc. (a)	676	95,803
American Eagle Outfitters, Inc. (b)	16,980	637,259
Arko Corp. (a)	2,283	20,981
Asbury Automotive Group, Inc. (a)	2,160	370,159
Aspen Aerogels, Inc. (a)	2,365	70,761
At Home Group, Inc. (a)	7,322	269,742
Barnes & Noble Education, Inc. (a)	4,287	30,909
Bassett Furniture Industries, Inc.	1,037	25,251
Beacon Roofing Supply, Inc. (a)	6,225	331,481
Bed Bath & Beyond, Inc. (a)	12,245	407,636
Big 5 Sporting Goods Corp.	2,321	59,603
Big Lots, Inc.	3,873	255,657
Biglari Holdings, Inc. Class B (a)	90	14,352
BJ's Restaurants, Inc. (a)	2,520	123,833
BJ's Wholesale Club Holdings, Inc. (a)	15,290	727,498
Bloomin' Brands, Inc. (a) (b)	9,880	268,143
BlueLinx Holdings, Inc. (a)	1,001	50,330
Boot Barn Holdings, Inc. (a)	3,205	269,380
Brinker International, Inc. (a)	5,068	313,456
The Buckle, Inc.	3,331	165,717
Caleres, Inc.	4,122	112,489
Cannae Holdings, Inc. (a)	9,733	330,046
CarLotz, Inc. (a)	4,841	26,432
Carrols Restaurant Group, Inc. (a)	3,668	22,045
The Cato Corp. Class A	2,191	36,962
The Cheesecake Factory, Inc. (a)	4,830	261,689
Chico's FAS, Inc. (a)	13,370	87,975
The Children's Place, Inc. (a)	1,568	145,918
Chuy's Holdings, Inc. (a)	2,229	83,053
Citi Trends, Inc. (a)	994	86,478
Clean Energy Fuels Corp. (a)	15,531	157,640
Conn's, Inc. (a)	1,982	50,541
The Container Store Group, Inc. (a)	3,573	46,592
Cracker Barrel Old Country Store, Inc.	2,645	392,677
Dave & Buster's Entertainment, Inc. (a)	4,821	195,733
Del Taco Restaurants, Inc.	3,370	33,734
Denny's Corp. (a)	6,977	115,051
Designer Brands, Inc. Class A (a)	6,708	111,017
Dillard's, Inc. Class A	701	126,797
Dine Brands Global, Inc. (a)	1,820	162,435
Duluth Holdings, Inc. Class B (a) (b)	1,290	26,639
El Pollo Loco Holdings, Inc. (a)	2,120	38,775

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Fiesta Restaurant Group, Inc. (a)	2,007	$26,954
FirstCash, Inc.	4,493	343,445
Franchise Group, Inc.	3,160	111,453
Genesco, Inc. (a)	1,639	104,372
GMS, Inc. (a)	4,785	230,350
Group 1 Automotive, Inc.	1,960	302,683
GrowGeneration Corp. (a)	6,036	290,332
Guess?, Inc.	4,486	118,430
Haverty Furniture Cos., Inc.	1,869	79,918
Hibbett, Inc. (a)	1,812	162,410
Jack in the Box, Inc.	2,564	285,732
JOANN, Inc.	1,292	20,349
Kirkland's, Inc. (a)	1,563	35,761
Kura Sushi USA, Inc.Class A (a) (b)	411	15,622
La-Z-Boy, Inc.	5,164	191,275
Lazydays Holdings, Inc. (a)	818	17,996
Lumber Liquidators Holdings, Inc. (a)	3,206	67,647
Macy's, Inc. (a)	35,047	664,491
MarineMax, Inc. (a)	2,398	116,879
Movado Group, Inc.	1,765	55,545
Murphy USA, Inc.	2,810	374,770
National Vision Holdings, Inc. (a)	9,105	465,539
Noodles & Co. (a)	4,527	56,497
Nu Skin Enterprises, Inc. Class A	5,544	314,068
The ODP Corp. (a)	5,461	262,183
The ONE Group Hospitality, Inc. (a)	2,177	23,991
OptimizeRx Corp. (a) (b)	1,885	116,681
Papa John's International, Inc.	3,689	385,279
Party City Holdco, Inc. (a)	12,330	115,039
PC Connection, Inc.	1,264	58,485
PetMed Express, Inc. (b)	2,204	70,197
PriceSmart, Inc.	2,621	238,537
Red Robin Gourmet Burgers, Inc. (a)	1,745	57,777
Regis Corp. (a) (b)	2,657	24,870
Rite Aid Corp. (a) (b)	6,130	99,919
Rush Enterprises, Inc. Class A	4,729	204,482
Rush Enterprises, Inc. Class B	751	28,643
Ruth's Hospitality Group, Inc. (a)	3,746	86,270
Sally Beauty Holdings, Inc. (a)	12,571	277,442
Shake Shack, Inc. Class A (a)	4,175	446,808
Shift Technologies, Inc. (a)	6,920	59,374
Shoe Carnival, Inc.	982	70,301
Signet Jewelers Ltd. (a)	5,817	469,955
Sonic Automotive, Inc. Class A	2,441	109,210
Sportsman's Warehouse Holdings, Inc. (a)	4,865	86,451
Texas Roadhouse, Inc.	7,810	751,322
Tilly's, Inc. Class A	2,366	37,809
TravelCenters of America, Inc. (a)	1,392	40,702
Vera Bradley, Inc. (a)	2,865	35,497
Wingstop, Inc.	3,329	524,750
Winmark Corp.	392	75,295
World Fuel Services Corp.	6,954	220,650
Zumiez, Inc. (a)	2,434	119,242
		17,310,500
Textiles — 0.1%
UniFirst Corp.	1,682	394,664

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Toys, Games & Hobbies — 0.0%
Funko, Inc. Class A (a)	2,958	$62,946
		47,154,814
Consumer, Non-cyclical — 26.5%
Agriculture — 0.3%
22nd Century Group, Inc. (a)	16,836	77,951
The Andersons, Inc.	3,500	106,855
AppHarvest, Inc. (a)	5,349	85,584
Cadiz, Inc. (a)	2,251	30,614
Fresh Del Monte Produce, Inc.	3,725	122,478
Greenlane Holdings, Inc. Class A (a) (b)	1,759	7,863
Limoneira Co.	1,726	30,291
Mission Produce, Inc. (a)	4,131	85,553
Tejon Ranch Co. (a)	2,388	36,321
Turning Point Brands, Inc.	1,624	74,330
Universal Corp.	2,689	153,192
Vector Group Ltd.	16,122	227,965
Vital Farms, Inc. (a)	2,708	54,052
		1,093,049
Beverages — 0.4%
Celsius Holdings, Inc. (a)	5,074	386,081
Coca-Cola Consolidated, Inc.	524	210,716
The Duckhorn Portfolio, Inc. (a)	2,246	49,547
MGP Ingredients, Inc. (b)	1,580	106,871
National Beverage Corp.	2,620	123,742
NewAge, Inc. (a)	14,842	33,098
Primo Water Corp.	17,537	293,394
		1,203,449
Biotechnology — 9.0%
4D Molecular Therapeutics, Inc. (a)	1,097	26,416
89bio, Inc. (a) (b)	1,074	20,084
9 Meters Biopharma, Inc. (a)	23,684	26,052
ACADIA Pharmaceuticals, Inc. (a)	13,349	325,582
Adicet Bio, Inc. (a)	2,334	24,017
Adverum Biotechnologies, Inc. (a)	9,753	34,136
Affimed NV (a)	12,976	110,296
Agenus, Inc. (a)	21,984	120,692
Akero Therapeutics, Inc. (a)	2,867	71,130
Akouos, Inc. (a) (b)	2,695	33,822
Akoya Biosciences, Inc. (a)	851	16,458
Albireo Pharma, Inc. (a)	1,891	66,525
Aldeyra Therapeutics, Inc. (a)	5,415	61,352
Aligos Therapeutics, Inc. (a)	2,092	42,645
Allakos, Inc. (a)	3,898	332,772
Allogene Therapeutics, Inc. (a)	7,585	197,817
Alpine Immune Sciences, Inc. (a)	1,299	11,691
Altimmune, Inc. (a)	3,626	35,716
ALX Oncology Holdings, Inc. (a)	1,982	108,376
Amicus Therapeutics, Inc. (a)	29,356	282,992
AnaptysBio, Inc. (a)	2,151	55,775
Anavex Life Sciences Corp. (a) (b)	6,913	158,031
Angion Biomedica Corp. (a)	730	9,505

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ANI Pharmaceuticals, Inc. (a)	1,099	$38,520
Annexon, Inc. (a)	3,478	78,290
Apellis Pharmaceuticals, Inc. (a)	7,244	457,821
Applied Molecular Transport, Inc. (a) (b)	2,743	125,465
Applied Therapeutics, Inc. (a) (b)	1,977	41,082
Arbutus Biopharma Corp. (a) (b)	8,714	26,403
Arcturus Therapeutics Holdings, Inc. (a) (b)	2,338	79,118
Arcus Biosciences, Inc. (a)	5,042	138,453
Arcutis Biotherapeutics, Inc. (a)	3,085	84,190
Ardelyx, Inc. (a)	9,428	71,464
Arena Pharmaceuticals, Inc. (a)	6,821	465,192
Arrowhead Pharmaceuticals, Inc. (a)	11,305	936,280
Atara Biotherapeutics, Inc. (a)	9,233	143,573
Atea Pharmaceuticals, Inc. (a)	7,203	154,720
Athersys, Inc. (a) (b)	22,435	32,306
Athira Pharma, Inc. (a) (b)	3,597	36,833
Atossa Therapeutics, Inc. (a)	13,044	82,438
Atreca, Inc. Class A (a) (b)	2,891	24,631
Avid Bioservices, Inc. (a)	6,735	172,753
Avidity Biosciences, Inc. (a) (b)	3,387	83,693
Avrobio, Inc. (a)	4,070	36,182
Axsome Therapeutics, Inc. (a) (b)	3,099	209,059
Beam Therapeutics, Inc. (a) (b)	5,240	674,440
Berkeley Lights, Inc. (a)	5,348	239,644
BioAtla, Inc. (a)	1,353	57,340
BioCryst Pharmaceuticals, Inc. (a)	19,831	313,528
Biodesix, Inc. (a)	1,370	18,098
Biohaven Pharmaceutical Holding Co. Ltd. (a)	6,026	585,004
Biomea Fusion, Inc. (a)	962	15,017
Black Diamond Therapeutics, Inc. (a) (b)	2,545	31,024
Bluebird Bio, Inc. (a)	7,534	240,937
Blueprint Medicines Corp. (a)	6,526	574,027
Bolt Biotherapeutics, Inc. (a)	1,304	20,160
Bridgebio Pharma, Inc. (a) (b)	12,002	731,642
Brooklyn ImmunoTherapeutics, Inc. (a)	2,657	47,853
C4 Therapeutics, Inc. (a)	3,841	145,343
Cara Therapeutics, Inc. (a)	4,936	70,437
Cardiff Oncology, Inc. (a)	4,032	26,813
CEL-SCI Corp. (a) (b)	3,968	34,442
Celldex Therapeutics, Inc. (a)	4,373	146,233
Cerecor, Inc. (a) (b)	5,904	19,306
Cerevel Therapeutics Holdings, Inc. (a)	3,934	100,789
ChemoCentryx, Inc. (a)	6,022	80,635
Chinook Therapeutics, Inc. (a)	3,507	49,519
ChromaDex Corp. (a) (b)	5,231	51,578
Clene, Inc. (a)	2,551	28,673
Codiak Biosciences, Inc. (a)	1,751	32,446
Cogent Biosciences, Inc. (a)	4,144	33,608
Constellation Pharmaceuticals, Inc. (a)	4,045	136,721
Cortexyme, Inc. (a) (b)	2,225	117,925
Crinetics Pharmaceuticals, Inc. (a) (b)	4,065	76,625
Cue Biopharma, Inc. (a)	3,395	39,552
Cullinan Management, Inc. (a)	1,484	38,213
Curis, Inc. (a)	9,661	77,964
Cymabay Therapeutics, Inc. (a) (b)	7,741	33,751
CytomX Therapeutics, Inc. (a)	7,362	46,601
Deciphera Pharmaceuticals, Inc. (a)	4,378	160,279
Denali Therapeutics, Inc. (a)	10,147	795,931

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Design Therapeutics, Inc. (a)	1,502	$29,875
Dicerna Pharmaceuticals, Inc. (a)	7,690	286,991
Dynavax Technologies Corp. (a) (b)	12,051	118,702
Dyne Therapeutics, Inc. (a) (b)	3,349	70,463
Edgewise Therapeutics, Inc. (a)	1,376	29,350
Editas Medicine, Inc. (a) (b)	7,634	432,390
Eiger BioPharmaceuticals, Inc. (a)	3,605	30,715
Emergent BioSolutions, Inc. (a)	5,463	344,114
Epizyme, Inc. (a)	10,051	83,524
Esperion Therapeutics, Inc. (a)	2,939	62,160
Evelo Biosciences, Inc. (a) (b)	3,387	46,537
Evolus, Inc. (a)	3,597	45,502
Exagen, Inc. (a)	1,206	18,078
EyePoint Pharmaceuticals, Inc. (a)	2,357	21,189
Fate Therapeutics, Inc. (a)	8,943	776,163
FibroGen, Inc. (a)	9,612	255,968
Finch Therapeutics Group, Inc. (a)	843	11,861
Forma Therapeutics Holdings, Inc. (a) (b)	3,577	89,032
Forte Biosciences, Inc. (a)	1,258	42,294
Frequency Therapeutics, Inc. (a) (b)	3,567	35,527
Gemini Therapeutics, Inc. (a)	2,441	15,793
Generation Bio Co., (a)	4,889	131,514
Geron Corp. (a) (b)	34,157	48,161
Global Blood Therapeutics, Inc. (a)	6,674	233,723
Gossamer Bio, Inc. (a) (b)	6,761	54,899
Greenwich Lifesciences, Inc. (a)	450	20,223
GT Biopharma, Inc. (a)	2,657	41,184
Halozyme Therapeutics, Inc. (a)	15,719	713,800
Harvard Bioscience, Inc. (a)	4,281	35,661
Homology Medicines, Inc. (a)	4,711	34,249
Humanigen, Inc. (a)	5,003	86,952
iBio, Inc. (a)	24,228	36,584
IGM Biosciences, Inc. (a)	903	75,130
Ikena Oncology, Inc. (a)	1,011	14,194
Immunic, Inc. (a)	1,728	21,185
ImmunityBio, Inc. (a)	7,461	106,543
ImmunoGen, Inc. (a)	21,750	143,333
Immunovant, Inc. (a)	4,165	44,024
Impel Neuropharma, Inc. (a)	604	5,345
Infinity Pharmaceuticals, Inc. (a)	9,761	29,185
Inhibrx, Inc. (a)	3,113	85,670
Innoviva, Inc. (a)	7,086	95,023
Inovio Pharmaceuticals, Inc. (a) (b)	23,060	213,766
Inozyme Pharma, Inc. (a) (b)	1,608	27,400
Insmed, Inc. (a)	11,517	327,774
Instil Bio, Inc. (a)	1,944	37,558
Intercept Pharmaceuticals, Inc. (a)	3,128	62,466
Intra-Cellular Therapies, Inc. (a)	7,883	321,784
iTeos Therapeutics, Inc. (a)	2,259	57,943
IVERIC bio, Inc. (a)	10,104	63,756
Kadmon Holdings, Inc. (a)	19,431	75,198
Kaleido Biosciences, Inc. (a)	2,166	16,115
Karuna Therapeutics, Inc. (a) (b)	2,476	282,239
Karyopharm Therapeutics, Inc. (a)	8,060	83,179
KemPharm, Inc. (a)	3,188	40,870
Keros Therapeutics, Inc. (a)	1,741	73,940
Kezar Life Sciences, Inc. (a)	3,913	21,248
Kiniksa Pharmaceuticals Ltd. Class A (a)	3,230	44,994

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Kinnate Biopharma, Inc. (a)	1,523	$35,455
Kodiak Sciences, Inc. (a) (b)	3,736	347,448
Kronos Bio, Inc. (a) (b)	4,330	103,704
Krystal Biotech, Inc. (a)	2,000	136,000
Kymera Therapeutics, Inc. (a)	3,224	156,364
Lexicon Pharmaceuticals, Inc. (a)	7,565	34,723
Ligand Pharmaceuticals, Inc. (a)	1,680	220,399
Lineage Cell Therapeutics, Inc. (a)	13,512	38,509
MacroGenics, Inc. (a)	6,580	176,739
Magenta Therapeutics, Inc. (a)	3,337	32,636
MEI Pharma, Inc. (a)	12,159	34,653
MeiraGTx Holdings PLC (a) (b)	3,314	51,367
Mersana Therapeutics, Inc. (a)	7,680	104,294
Mind Medicine MindMed, Inc. (a)	35,930	123,959
Molecular Templates, Inc. (a) (b)	4,123	32,242
Mustang Bio, Inc. (a)	7,758	25,757
Myriad Genetics, Inc. (a)	8,539	261,123
NeoGenomics, Inc. (a)	12,629	570,452
NGM Biopharmaceuticals, Inc. (a)	3,515	69,316
Nkarta, Inc. (a)	1,574	49,880
Nurix Therapeutics, Inc. (a)	3,494	92,696
Nuvation Bio, Inc. (a)	3,953	36,802
Olema Pharmaceuticals, Inc. (a)	1,361	38,081
Omeros Corp. (a) (b)	6,741	100,036
Oncocyte Corp. (a) (b)	7,946	45,610
Oncorus, Inc. (a)	2,278	31,436
Oncternal Therapeutics, Inc. (a)	4,935	23,441
Organogenesis Holdings, Inc. (a)	4,253	70,685
Oyster Point Pharma, Inc. (a)	1,239	21,298
Pacific Biosciences of California, Inc. (a) (b)	21,690	758,499
Phathom Pharmaceuticals, Inc. (a) (b)	2,258	76,433
Pliant Therapeutics, Inc. (a) (b)	2,690	78,333
Portage Biotech, Inc. (a)	401	8,405
Poseida Therapeutics, Inc. (a) (b)	3,201	32,074
Praxis Precision Medicines, Inc. (a)	2,721	49,740
Precigen, Inc. (a)	10,576	68,956
Precision BioSciences, Inc. (a)	5,322	66,631
Prelude Therapeutics, Inc. (a)	1,170	33,497
Prothena Corp. PLC (a)	3,803	195,512
Provention Bio, Inc. (a) (b)	6,213	52,376
PTC Therapeutics, Inc. (a)	7,747	327,466
Puma Biotechnology, Inc. (a)	3,523	32,341
Radius Health, Inc. (a)	5,274	96,198
Rain Therapeutics, Inc. (a)	827	12,852
RAPT Therapeutics, Inc. (a)	2,004	63,707
Recursion Pharmaceuticals, Inc. Class A (a)	2,357	86,031
REGENXBIO, Inc. (a)	4,417	171,600
Relay Therapeutics, Inc. (a)	6,530	238,933
Replimune Group, Inc. (a)	2,987	114,761
Revolution Medicines, Inc. (a)	6,624	210,246
Rigel Pharmaceuticals, Inc. (a)	19,109	82,933
Rocket Pharmaceuticals, Inc. (a)	4,423	195,895
Rubius Therapeutics, Inc. (a)	5,030	122,782
Sana Biotechnology, Inc. (a) (b)	2,995	58,882
Sangamo Therapeutics, Inc. (a)	13,089	156,675
Scholar Rock Holding Corp. (a)	3,087	89,214
Seelos Therapeutics, Inc. (a)	8,443	22,290
Seer, Inc. (a) (b)	1,660	54,415

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Selecta Biosciences, Inc. (a)	9,960	$41,633
Sensei Biotherapeutics, Inc. (a)	868	8,472
Sesen Bio, Inc. (a)	19,066	88,085
Shattuck Labs, Inc. (a)	2,967	86,013
Sigilon Therapeutics, Inc. (a)	847	9,088
Silverback Therapeutics, Inc. (a)	1,427	44,080
Solid Biosciences, Inc. (a)	6,648	24,332
Sorrento Therapeutics, Inc. (a)	30,406	294,634
SpringWorks Therapeutics, Inc. (a)	3,257	268,409
Spruce Biosciences, Inc. (a) (b)	876	9,820
SQZ Biotechnologies Co. (a)	2,537	36,660
Stoke Therapeutics, Inc. (a)	2,129	71,662
Surface Oncology, Inc. (a)	3,706	27,647
Sutro Biopharma, Inc. (a)	4,835	89,883
Syndax Pharmaceuticals, Inc. (a)	5,015	86,108
Talaris Therapeutics, Inc. (a)	993	14,587
Tarsus Pharmaceuticals, Inc. (a)	940	27,241
Taysha Gene Therapies, Inc. (a)	2,482	52,618
TCR2 Therapeutics, Inc. (a)	3,417	56,073
Terns Pharmaceuticals, Inc. (a)	988	12,113
TG Therapeutics, Inc. (a) (b)	14,297	554,581
Theravance Biopharma, Inc. (a) (b)	5,942	86,278
Translate Bio, Inc. (a)	7,477	205,917
TransMedics Group, Inc. (a)	2,896	96,089
Travere Therapeutics, Inc. (a)	6,485	94,616
Trillium Therapeutics, Inc. (a)	10,911	105,837
Turning Point Therapeutics, Inc. (a)	5,129	400,165
Twist Bioscience Corp. (a)	5,266	701,695
UroGen Pharma Ltd. (a)	2,208	33,716
Vaxart, Inc. (a)	13,323	99,789
VBI Vaccines, Inc. (a)	20,585	68,960
Veracyte, Inc. (a)	7,525	300,850
Verastem, Inc. (a)	19,274	78,445
Vericel Corp. (a)	5,185	272,213
Veru, Inc. (a)	7,050	56,894
Viking Therapeutics, Inc. (a) (b)	7,821	46,848
Vincerx Pharma, Inc. (a)	524	6,807
Vir Biotechnology, Inc. (a) (b)	6,705	317,012
Viracta Therapeutics, Inc. (a)	4,041	45,825
VistaGen Therapeutics, Inc. (a)	21,335	67,205
Vor BioPharma, Inc. (a)	1,283	23,928
WaVe Life Sciences Ltd. (a)	4,202	27,985
Werewolf Therapeutics, Inc. (a)	845	14,737
XBiotech, Inc. (a) (b)	1,740	28,814
Xencor, Inc. (a)	6,304	217,425
XOMA Corp. (a)	680	23,120
Y-mAbs Therapeutics, Inc. (a)	3,898	131,752
Zentalis Pharmaceuticals, Inc. (a)	3,709	197,319
ZIOPHARM Oncology, Inc. (a) (b)	23,452	61,913
		30,574,161
Commercial Services — 4.7%
2U, Inc. (a)	8,001	333,402
The Aaron's Co., Inc.	3,779	120,890
ABM Industries, Inc.	7,513	333,202
Acacia Research Corp. (a) (b)	5,613	37,944
Adtalem Global Education, Inc. (a)	5,514	196,519
Alarm.com Holdings, Inc. (a)	5,275	446,793

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Alta Equipment Group, Inc. (a)	2,039	$27,098
American Public Education, Inc. (a)	2,068	58,607
AMN Healthcare Services, Inc. (a)	5,258	509,921
Arlo Technologies, Inc. (a)	9,039	61,194
ASGN, Inc. (a)	5,796	561,806
Avis Budget Group, Inc. (a)	5,706	444,440
Barrett Business Services, Inc.	843	61,210
BrightView Holdings, Inc. (a)	4,618	74,442
The Brink's Co.	5,429	417,164
CAI International, Inc.	1,812	101,472
Carriage Services, Inc.	1,872	69,208
Cass Information Systems, Inc.	1,606	65,445
CBIZ, Inc. (a)	5,561	182,234
Cimpress PLC (a)	1,957	212,158
CoreCivic, Inc. (a)	13,375	140,036
Corvel Corp. (a)	982	131,883
Coursera, Inc. (a)	1,344	53,169
CRA International, Inc.	790	67,624
Cross Country Healthcare, Inc. (a)	4,022	66,403
Custom Truck One Source, Inc. (a)	1,479	14,080
Deluxe Corp.	4,694	224,232
Emerald Holding, Inc. (a)	2,576	13,885
Ennis, Inc.	2,932	63,097
EVERTEC, Inc.	6,749	294,594
Evo Payments, Inc. Class A (a)	5,253	145,718
Forrester Research, Inc. (a)	1,215	55,647
Franklin Covey Co. (a)	1,402	45,355
GP Strategies Corp. (a)	1,423	22,370
Graham Holdings Co. Class B	432	273,845
Green Dot Corp. Class A (a)	5,951	278,804
GreenSky, Inc. Class A (a)	7,954	44,145
The Hackett Group, Inc.	2,747	49,501
HealthEquity, Inc. (a)	9,125	734,380
Heidrick & Struggles International, Inc.	2,148	95,693
Herc Holdings, Inc. (a)	2,779	311,443
HireQuest, Inc.	563	10,421
Huron Consulting Group, Inc. (a)	2,491	122,433
ICF International, Inc.	2,078	182,573
Insperity, Inc.	4,053	366,270
John Wiley & Sons, Inc. Class A	4,813	289,646
Kelly Services, Inc. Class A (a)	3,911	93,747
Kforce, Inc.	2,270	142,851
Korn Ferry	5,954	431,963
Laureate Education, Inc. Class A (a)	11,781	170,942
LiveRamp Holdings, Inc. (a)	7,260	340,131
Macquarie Infrastructure Corp.	8,242	315,421
Marathon Digital Holdings, Inc. (a)	10,647	333,996
Medifast, Inc.	1,300	367,874
MoneyGram International, Inc. (a)	8,694	87,636
Monro, Inc.	3,700	234,987
Multiplan Corp. (a)	44,518	423,811
National Research Corp. Class A	1,572	72,155
Paya Holdings, Inc. Class A (a)	9,155	100,888
Perdoceo Education Corp. (a)	7,871	96,577
Priority Technology Holdings, Inc. (a)	994	7,594
PROG Holdings, Inc.	7,486	360,301
Progyny, Inc. (a)	7,039	415,301
R1 RCM, Inc. (a)	14,683	326,550

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Rent-A-Center, Inc.	7,352	$390,171
Repay Holdings Corp. (a)	8,583	206,335
Resources Connection, Inc.	3,590	51,552
Riot Blockchain, Inc. (a)	9,404	354,249
RR Donnelley & Sons Co. (a)	7,899	49,606
ShotSpotter, Inc. (a)	925	45,112
SP Plus Corp. (a)	2,598	79,473
StoneMor, Inc. (a)	3,567	9,346
Strategic Education, Inc.	2,715	206,503
Stride, Inc. (a)	4,492	144,328
Team, Inc. (a)	2,929	19,624
Textainer Group Holdings Ltd. (a) (b)	5,346	180,534
Transcat, Inc. (a)	797	45,038
TriNet Group, Inc. (a)	4,521	327,682
Triton International Ltd.	7,445	389,671
TrueBlue, Inc. (a)	3,896	109,517
Vectrus, Inc. (a)	1,300	61,867
Viad Corp. (a)	2,271	113,209
Vivint Smart Home, Inc. (a)	10,223	134,944
Willdan Group, Inc. (a)	1,230	46,297
WW International, Inc. (a)	5,873	212,250
		15,912,429
Cosmetics & Personal Care — 0.2%
The Beauty Health Co. (a)	5,176	86,957
Edgewell Personal Care Co.	6,058	265,946
elf Beauty, Inc. (a)	5,088	138,088
The Honest Co., Inc. (a)	2,768	44,814
Inter Parfums, Inc.	1,992	143,424
Revlon, Inc. Class A (a)	815	10,465
		689,694
Food — 1.5%
AquaBounty Technologies, Inc. (a)	5,854	31,377
B&G Foods, Inc.	7,144	234,323
BellRing Brands, Inc. Class A (a)	4,436	139,024
Cal-Maine Foods, Inc.	3,972	143,826
Calavo Growers, Inc.	1,925	122,084
The Chefs' Warehouse, Inc. (a)	3,524	112,169
HF Foods Group, Inc. (a) (b)	4,077	21,567
Hostess Brands, Inc. (a)	14,638	236,989
Ingles Markets, Inc. Class A	1,561	90,959
J&J Snack Foods Corp.	1,645	286,904
John B Sanfilippo & Son, Inc.	1,008	89,279
Laird Superfood, Inc. (a)	691	20,640
Lancaster Colony Corp.	2,117	409,661
Landec Corp. (a)	2,981	33,536
Nathan's Famous, Inc.	311	22,181
Natural Grocers by Vitamin Cottage, Inc.	1,081	11,610
Performance Food Group Co. (a)	14,720	713,773
Sanderson Farms, Inc.	2,266	425,940
Seneca Foods Corp. Class A (a)	733	37,442
The Simply Good Foods Co. (a)	9,496	346,699
SpartanNash Co.	4,011	77,452
Sprouts Farmers Market, Inc. (a)	13,237	328,939
Tattooed Chef, Inc. (a)	5,215	111,862
Tootsie Roll Industries, Inc.	1,733	58,766

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TreeHouse Foods, Inc. (a)	5,800	$258,216
United Natural Foods, Inc. (a)	6,225	230,201
Utz Brands, Inc.	6,578	143,335
Village Super Market, Inc. Class A	966	22,711
Weis Markets, Inc.	1,828	94,434
Whole Earth Brands, Inc. (a)	4,161	60,335
		4,916,234
Health Care – Products — 4.2%
Accelerate Diagnostics, Inc. (a)	3,791	30,555
Accuray, Inc. (a)	10,455	47,257
Acutus Medical, Inc. (a) (b)	1,720	29,206
Alphatec Holdings, Inc. (a)	7,678	117,627
AngioDynamics, Inc. (a)	4,145	112,454
Apria, Inc. (a)	845	23,660
Apyx Medical Corp. (a)	3,501	36,095
Asensus Surgical, Inc. (a)	26,095	82,721
Aspira Women's Health, Inc. (a) (b)	8,108	45,567
AtriCure, Inc. (a)	4,997	396,412
Atrion Corp.	157	97,486
Avanos Medical, Inc. (a)	5,359	194,907
Avita Medical, Inc. (a)	2,662	54,624
AxoGen, Inc. (a)	4,266	92,188
Axonics Inc. (a)	4,643	294,413
BioLife Solutions, Inc. (a)	2,723	121,201
Bionano Genomics, Inc. (a)	31,377	229,993
Bioventus, Inc. Class A (a)	959	16,878
Butterfly Network, Inc. (a)	3,624	52,476
Cardiovascular Systems, Inc. (a)	4,381	186,850
CareDx, Inc. (a)	5,582	510,865
Castle Biosciences, Inc. (a)	2,377	174,305
Celcuity, Inc. (a)	889	21,336
Cerus Corp. (a)	18,854	111,427
ClearPoint Neuro, Inc. (a)	2,099	40,070
CONMED Corp.	3,239	445,136
CryoLife, Inc. (a) (b)	4,238	120,359
Cutera, Inc. (a)	1,967	96,442
CytoSorbents Corp. (a) (b)	4,642	35,047
Dermtech, Inc. (a) (b)	2,645	109,953
Eargo, Inc. (a)	2,153	85,926
Glaukos Corp. (a)	5,013	425,253
Haemonetics Corp. (a)	5,627	374,983
Hanger, Inc. (a)	4,214	106,530
Inari Medical, Inc. (a)	3,791	353,624
InfuSystem Holdings, Inc. (a)	1,996	41,497
Inogen, Inc. (a)	2,174	141,680
Inspire Medical Systems, Inc. (a)	3,000	579,780
Integer Holdings Corp. (a)	3,664	345,149
Intersect ENT, Inc. (a)	3,737	63,865
Invacare Corp. (a)	3,577	28,866
iRadimed Corp. (a)	721	21,205
iRhythm Technologies, Inc. (a)	3,295	218,623
Lantheus Holdings, Inc. (a)	7,511	207,604
LeMaitre Vascular, Inc.	2,004	122,284
LivaNova PLC (a)	5,480	460,923
Luminex Corp.	5,080	186,944
Meridian Bioscience, Inc. (a)	4,748	105,311
Merit Medical Systems, Inc. (a)	5,725	370,178

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MiMedx Group, Inc. (a)	12,389	$154,986
Misonix, Inc. (a)	1,378	30,564
NanoString Technologies, Inc. (a)	5,064	328,097
Natus Medical, Inc. (a)	3,758	97,633
Neogen Corp. (a)	12,007	552,802
NeuroPace, Inc. (a)	777	18,485
Nevro Corp. (a)	3,859	639,784
NuVasive, Inc. (a)	5,778	391,633
Omnicell, Inc. (a)	4,800	726,960
OraSure Technologies, Inc. (a)	8,002	81,140
Orthofix Medical, Inc. (a)	2,157	86,517
OrthoPediatrics Corp. (a)	1,537	97,108
PAVmed, Inc. (a)	8,056	51,558
Pulmonx Corp. (a)	2,832	124,948
Pulse Biosciences, Inc. (a)	1,583	25,961
Quanterix Corp. (a)	3,442	201,908
Quotient Ltd. (a) (b)	8,690	31,632
Retractable Technologies, Inc. (a) (b)	1,912	22,103
SeaSpine Holdings Corp. (a)	3,540	72,605
Shockwave Medical, Inc. (a)	3,764	714,144
SI-BONE, Inc. (a)	3,584	112,788
Sientra, Inc. (a)	6,379	50,777
Silk Road Medical, Inc. (a)	3,784	181,102
Soliton, Inc. (a)	1,035	23,277
STAAR Surgical Co. (a)	5,244	799,710
Stereotaxis, Inc. (a)	5,535	53,357
Surmodics, Inc. (a)	1,519	82,406
Tactile Systems Technology, Inc. (a)	2,140	111,280
Talis Biomedical Corp. (a)	1,648	18,177
Treace Medical Concepts, Inc. (a)	1,219	38,106
Utah Medical Products, Inc.	391	33,251
Varex Imaging Corp. (a)	4,274	114,629
ViewRay, Inc. (a)	15,195	100,287
Zynex, Inc. (a) (b)	2,185	33,933
		14,371,383
Health Care – Services — 2.3%
Accolade, Inc. (a) (b)	5,615	304,951
Addus HomeCare Corp. (a)	1,733	151,187
Agiliti, Inc. (a)	2,521	55,134
American Well Corp. Class A (a)	21,715	273,175
Aveanna Healthcare Holdings, Inc. (a)	4,303	53,228
Brookdale Senior Living, Inc. (a)	20,634	163,009
Community Health Systems, Inc. (a)	13,859	213,983
The Ensign Group, Inc.	5,861	507,973
Fulgent Genetics, Inc. (a) (b)	2,264	208,809
Innovage Holding Corp. (a)	2,044	43,558
Inotiv, Inc. (a)	1,444	38,526
Invitae Corp. (a) (b)	22,351	753,899
The Joint Corp. (a)	1,542	129,405
LHC Group, Inc. (a)	3,407	682,286
Magellan Health, Inc. (a)	2,647	249,347
MEDNAX, Inc. (a)	8,477	255,582
Medpace Holdings, Inc. (a)	3,235	571,398
ModivCare, Inc. (a)	1,389	236,227
National HealthCare Corp.	1,395	97,510
Neuronetics, Inc. (a)	2,787	44,648
Ontrak, Inc. (a)	954	30,986

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
OPKO Health, Inc. (a) (b)	43,844	$177,568
Ortho Clinical Diagnostics Holdings PLC Class H (a)	9,871	211,338
The Pennant Group, Inc. (a)	2,858	116,892
Personalis, Inc. (a)	3,971	100,466
RadNet, Inc. (a)	4,983	167,877
Select Medical Holdings Corp.	12,324	520,812
SOC Telemed, Inc. (a)	4,562	25,958
Surgery Partners, Inc. (a)	3,536	235,568
Tenet Healthcare Corp. (a)	11,847	793,631
Tivity Health, Inc. (a)	4,907	129,103
Triple-S Management Corp. Class B (a)	2,489	55,430
U.S. Physical Therapy, Inc.	1,424	164,999
Vapotherm, Inc. (a)	2,538	59,998
Viemed Healthcare, Inc. (a)	3,972	28,400
		7,852,861
Healthcare-Products — 0.1%
Patterson Cos., Inc.	9,561	290,559
Household Products & Wares — 0.4%
ACCO Brands Corp.	10,448	90,166
Central Garden & Pet Co. (a)	1,093	57,853
Central Garden & Pet Co. Class A (a)	4,519	218,268
Helen of Troy Ltd. (a)	2,728	622,311
Quanex Building Products Corp.	3,772	93,696
WD-40 Co.	1,524	390,586
		1,472,880
Pharmaceuticals — 3.4%
Aclaris Therapeutics, Inc. (a)	4,843	85,043
AdaptHealth Corp. (a) (b)	8,784	240,769
Aeglea BioTherapeutics, Inc. (a)	4,495	31,285
Aerie Pharmaceuticals, Inc. (a)	4,722	75,599
Agios Pharmaceuticals, Inc. (a) (b)	6,871	378,661
Akebia Therapeutics, Inc. (a)	17,828	67,568
Alector, Inc. (a) (b)	6,425	133,833
Alkermes PLC (a)	17,891	438,687
Allovir, Inc. (a)	3,301	65,162
Amneal Pharmaceuticals, Inc. (a)	11,158	57,129
Amphastar Pharmaceuticals, Inc. (a)	4,183	84,329
Ampio Pharmaceuticals, Inc. (a)	21,215	35,429
Anika Therapeutics, Inc. (a)	1,599	69,221
Antares Pharma, Inc. (a) (b)	18,712	81,584
Arvinas, Inc. (a)	4,868	374,836
Athenex, Inc. (a)	9,649	44,578
Beyondspring, Inc. (a)	2,502	26,121
BioDelivery Sciences International, Inc. (a)	10,493	37,565
Bioxcel Therapeutics, Inc. (a) (b)	1,705	49,547
Cassava Sciences, Inc. (a) (b)	4,268	364,658
Catalyst Pharmaceuticals, Inc. (a)	10,998	63,239
Chimerix, Inc. (a)	8,141	65,128
Clovis Oncology, Inc. (a)	11,110	64,438
Coherus Biosciences, Inc. (a)	7,145	98,815
Collegium Pharmaceutical, Inc. (a)	3,973	93,922
Corcept Therapeutics, Inc. (a)	10,780	237,160
CorMedix, Inc. (a)	4,229	29,011
Covetrus, Inc. (a)	11,544	311,688

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cytokinetics, Inc. (a)	7,608	$150,562
Durect Corp. (a) (b)	25,381	41,371
Eagle Pharmaceuticals, Inc. (a)	1,271	54,399
Enanta Pharmaceuticals, Inc. (a)	2,163	95,194
Endo International PLC (a)	25,547	119,560
Flexion Therapeutics, Inc. (a)	5,404	44,475
Foghorn Therapeutics, Inc. (a)	2,180	23,261
Fortress Biotech, Inc. (a) (b)	7,946	28,367
Fulcrum Therapeutics, Inc. (a) (b)	2,474	25,928
G1 Therapeutics, Inc. (a) (b)	4,373	95,944
Gritstone bio, Inc. (a)	4,504	41,122
Harmony Biosciences Holdings, Inc. (a)	2,492	70,349
Harpoon Therapeutics, Inc. (a)	2,089	28,974
Heron Therapeutics, Inc. (a)	10,281	159,561
Heska Corp. (a)	1,069	245,581
Hookipa Pharma, Inc. (a) (b)	2,164	19,822
Ideaya Biosciences, Inc. (a)	3,131	65,720
Intellia Therapeutics, Inc. (a)	7,125	1,153,609
Ironwood Pharmaceuticals, Inc. (a)	16,191	208,378
Jounce Therapeutics, Inc. (a)	3,676	24,997
Kala Pharmaceuticals, Inc. (a)	5,390	28,567
KalVista Pharmaceuticals, Inc. (a)	2,208	52,904
Kura Oncology, Inc. (a)	7,087	147,764
Landos Biopharma, Inc. (a)	796	9,194
Madrigal Pharmaceuticals, Inc. (a)	1,266	123,321
MannKind Corp. (a) (b)	27,542	150,104
Marinus Pharmaceuticals, Inc. (a) (b)	4,117	73,859
Mirum Pharmaceuticals, Inc. (a)	387	6,691
Morphic Holding, Inc. (a)	2,312	132,686
Nature's Sunshine Products, Inc.	1,315	22,842
Neoleukin Therapeutics, Inc. (a)	3,810	35,166
NexImmune, Inc. (a)	810	13,219
Ocugen, Inc. (a)	20,598	165,402
Ocular Therapeutix, Inc. (a)	8,500	120,530
Option Care Health, Inc. (a)	12,339	269,854
Oramed Pharmaceuticals, Inc. (a)	2,980	39,872
ORIC Pharmaceuticals, Inc. (a)	3,292	58,235
Outlook Therapeutics, Inc. (a)	9,762	24,307
Owens & Minor, Inc.	8,092	342,534
Pacira BioSciences, Inc. (a)	4,877	295,936
Paratek Pharmaceuticals, Inc. (a) (b)	4,938	33,677
Passage Bio, Inc. (a)	4,136	54,761
PetIQ, Inc. (a) (b)	2,942	113,561
Phibro Animal Health Corp. Class A	2,298	66,366
PMV Pharmaceuticals, Inc. (a)	2,926	99,952
Prestige Consumer Healthcare, Inc. (a)	5,576	290,510
Prometheus Biosciences, Inc. (a)	1,260	30,946
Protagonist Therapeutics, Inc. (a)	4,611	206,942
Reata Pharmaceuticals, Inc. Class A (a)	3,062	433,365
Relmada Therapeutics, Inc. (a)	1,687	54,001
Reneo Pharmaceuticals, Inc. (a)	706	6,587
Revance Therapeutics, Inc. (a)	7,829	232,052
Rhythm Pharmaceuticals, Inc. (a)	4,913	96,197
Senseonics Holdings, Inc. (a)	46,332	177,915
Seres Therapeutics, Inc. (a)	7,764	185,171
SIGA Technologies, Inc. (a)	5,460	34,289
Spectrum Pharmaceuticals, Inc. (a)	17,310	64,913
Spero Therapeutics, Inc. (a) (b)	2,700	37,692

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Summit Therapeutics, Inc. (a)	2,506	$18,695
Supernus Pharmaceuticals, Inc. (a)	5,475	168,575
Syros Pharmaceuticals, Inc. (a) (b)	6,425	35,016
TherapeuticsMD, Inc. (a) (b)	40,365	48,034
Tonix Pharmaceuticals Holding Corp. (a)	36,420	40,426
Trevena, Inc. (a) (b)	18,229	30,807
USANA Health Sciences, Inc. (a)	1,417	145,143
Vanda Pharmaceuticals, Inc. (a)	6,131	131,878
Vaxcyte, Inc. (a)	4,434	99,809
Verrica Pharmaceuticals, Inc. (a) (b)	1,448	16,362
Zogenix, Inc. (a) (b)	6,286	108,622
		11,577,430
		89,954,129
Energy — 4.4%
Coal — 0.1%
Arch Resources, Inc. (a)	1,691	96,353
CONSOL Energy, Inc. (a)	3,820	70,556
Peabody Energy Corp. (a)	7,728	61,283
SunCoke Energy, Inc.	9,307	66,452
Warrior Met Coal, Inc.	5,740	98,728
		393,372
Energy – Alternate Sources — 0.7%
Advent Technologies Holdings, Inc. (a)	1,901	18,326
Aemetis, Inc. (a)	2,589	28,919
Alto Ingredients, Inc. (a)	7,971	48,703
Array Technologies, Inc. (a)	14,247	222,253
Beam Global (a)	982	37,620
Cleanspark, Inc. (a)	3,652	60,769
Eos Energy Enterprises, Inc. (a)	1,960	35,202
FuelCell Energy, Inc. (a)	36,295	323,025
FutureFuel Corp.	2,904	27,878
Gevo, Inc. (a)	21,767	158,246
Green Plains, Inc. (a)	4,782	160,771
Renewable Energy Group, Inc. (a)	4,999	311,638
REX American Resources Corp. (a)	595	53,657
Stem, Inc. (a)	6,986	251,566
Sunnova Energy International, Inc. (a) (b)	9,601	361,574
SunPower Corp. (a) (b)	8,914	260,467
TPI Composites, Inc. (a) (b)	3,985	192,954
		2,553,568
Oil & Gas — 2.7%
Antero Resources Corp. (a)	31,920	479,758
Berry Corp.	7,563	50,823
Bonanza Creek Energy, Inc.	3,441	161,968
Brigham Minerals, Inc. Class A	4,899	104,300
California Resources Corp. (a)	9,377	282,623
Callon Petroleum Co. (a)	4,450	256,720
Centennial Resource Development, Inc. Class A (a)	20,195	136,922
Chesapeake Energy Corp.	11,022	572,262
CNX Resources Corp. (a)	24,405	333,372
Comstock Resources, Inc. (a)	10,213	68,121
Contango Oil & Gas Co. (a) (b)	16,378	70,753

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CVR Energy, Inc.	3,343	$60,040
Delek US Holdings, Inc.	7,322	158,302
Denbury, Inc. (a)	5,628	432,118
Earthstone Energy, Inc. Class A (a)	2,694	29,823
Extraction Oil & Gas, Inc. (a)	1,743	95,708
Falcon Minerals Corp.	4,485	22,784
Helmerich & Payne, Inc.	11,743	383,174
HighPeak Energy, Inc. (a)	556	5,688
Kosmos Energy Ltd. (a)	45,188	156,350
Laredo Petroleum, Inc. (a)	1,403	130,184
Magnolia Oil & Gas Corp. Class A (a)	15,532	242,765
Matador Resources Co.	12,354	444,868
Murphy Oil Corp.	16,345	380,512
Nabors Industries Ltd. (a)	790	90,250
Northern Oil and Gas, Inc.	5,335	110,808
Oasis Petroleum, Inc.	2,251	226,338
Ovintiv, Inc.	29,240	920,183
Par Pacific Holdings, Inc. (a)	4,990	83,932
Patterson-UTI Energy, Inc.	20,844	207,189
PBF Energy, Inc. Class A (a)	10,745	164,398
PDC Energy, Inc.	11,090	507,811
Penn Virginia Corp. (a) (b)	1,709	40,349
Range Resources Corp. (a)	26,672	447,023
Riley Exploration Permian, Inc.	255	7,390
SM Energy Co.	13,005	320,313
Southwestern Energy Co. (a) (b)	75,555	428,397
Talos Energy, Inc. (a)	4,110	64,280
Tellurian, Inc. (a)	35,349	164,373
Vine Energy, Inc. Class A (a)	2,299	35,841
W&T Offshore, Inc. (a)	10,721	51,997
Whiting Petroleum Corp. (a)	4,393	239,638
		9,170,448
Oil & Gas Services — 0.7%
Archrock, Inc.	15,082	134,381
Bristow Group, Inc. (a)	752	19,259
ChampionX Corp. (a)	22,625	580,331
DMC Global, Inc. (a)	2,071	116,411
Dril-Quip, Inc. (a)	3,911	132,309
Frank's International NV (a) (b)	18,448	55,897
FTS International, Inc. Class A (a)	989	27,979
Helix Energy Solutions Group, Inc. (a) (b)	15,905	90,818
Liberty Oilfield Services, Inc. Class A (a)	9,683	137,111
Matrix Service Co. (a)	2,979	31,279
MRC Global, Inc. (a)	9,018	84,769
National Energy Services Reunited Corp. (a) (b)	3,312	47,196
Newpark Resources, Inc. (a)	9,999	34,597
NexTier Oilfield Solutions, Inc. (a)	19,231	91,540
NOW, Inc. (a)	12,296	116,689
Oceaneering International, Inc. (a)	11,107	172,936
Oil States International, Inc. (a)	6,783	53,247
ProPetro Holding Corp. (a)	9,484	86,873
RPC, Inc. (a)	7,482	37,036
Select Energy Services, Inc. Class A (a)	6,703	40,486
Solaris Oilfield Infrastructure, Inc. Class A	3,433	33,437
TETRA Technologies, Inc. (a)	13,682	59,380

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
US Silica Holdings, Inc. (a)	8,191	$94,688
		2,278,649
Pipelines — 0.2%
Equitrans Midstream Corp.	45,607	388,115
Golar LNG Ltd. (a)	11,468	151,951
		540,066
		14,936,103
Financial — 21.1%
Banks — 7.6%
1st Source Corp.	1,935	89,900
Alerus Financial Corp.	1,717	49,810
Allegiance Bancshares, Inc.	2,174	83,569
Altabancorp	2,009	87,010
Amalgamated Financial Corp.	1,576	24,633
American National Bankshares, Inc.	1,223	38,023
Ameris Bancorp	7,419	375,624
Arrow Financial Corp.	1,515	54,464
Associated Banc-Corp.	16,854	345,170
Atlantic Capital Bancshares, Inc. (a)	2,185	55,630
Atlantic Union Bankshares Corp.	8,786	318,229
BancFirst Corp.	1,911	119,304
The Bancorp, Inc. (a)	5,836	134,286
BancorpSouth Bank	11,367	322,027
Bank First Corp.	721	50,304
Bank of Marin Bancorp	1,470	46,893
The Bank of NT Butterfield & Son Ltd.	5,589	198,130
BankUnited, Inc.	10,393	443,677
Banner Corp.	3,858	209,142
Bar Harbor Bankshares	1,667	47,710
Blue Ridge Bankshares, Inc.	1,924	33,708
Bridgewater Bancshares, Inc. (a)	2,415	39,002
Bryn Mawr Bank Corp.	2,195	92,607
Business First Bancshares, Inc.	2,222	50,995
Byline Bancorp, Inc.	2,849	64,473
Cadence BanCorp	13,726	286,599
Cambridge Bancorp	735	60,998
Camden National Corp.	1,679	80,189
Capital Bancorp, Inc. /MD (a)	928	18,978
Capital City Bank Group, Inc.	1,547	39,897
Capstar Financial Holdings, Inc.	2,268	46,494
Carter Bankshares, Inc. (a)	2,841	35,541
Cathay General Bancorp	8,509	334,914
CBTX, Inc.	2,074	56,641
Central Pacific Financial Corp.	3,147	82,011
Century Bancorp, Inc. Class A	300	34,200
CIT Group, Inc.	11,075	571,359
Citizens & Northern Corp.	1,741	42,655
City Holding Co.	1,716	129,112
Civista Bancshares, Inc.	1,793	39,625
CNB Financial Corp.	1,772	40,437
Coastal Financial Corp. (a)	1,062	30,331
Columbia Banking System, Inc.	8,024	309,405
Community Bank System, Inc.	5,971	451,706
Community Trust Bancorp, Inc.	1,796	72,522

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ConnectOne Bancorp, Inc.	4,145	$108,475
CrossFirst Bankshares, Inc. (a)	5,243	72,091
Customers Bancorp, Inc. (a)	3,358	130,928
CVB Financial Corp.	14,408	296,661
Dime Community Bancshares, Inc.	3,907	131,353
Eagle Bancorp, Inc.	3,511	196,897
Eastern Bankshares, Inc.	19,159	394,101
Enterprise Bancorp, Inc.	1,077	35,272
Enterprise Financial Services Corp.	3,215	149,144
Equity Bancshares, Inc. Class A (a)	1,503	45,826
Farmers National Banc Corp.	2,811	43,599
FB Financial Corp.	3,696	137,935
Fidelity D&D Bancorp, Inc.	453	24,507
Financial Institutions, Inc.	1,814	54,420
First BanCorp	24,031	286,450
First Bancorp	3,133	128,171
First Bancorp, Inc.	1,110	32,690
The First Bancshares, Inc.	2,247	84,105
First Bank	1,791	24,250
First Busey Corp.	5,638	139,033
First Choice Bancorp	1,181	35,961
First Commonwealth Financial Corp.	10,565	148,650
First Community Bancshares, Inc.	1,990	59,402
First Financial Bancorp	10,708	253,030
First Financial Bankshares, Inc.	14,492	711,992
First Financial Corp.	1,314	53,637
First Foundation, Inc.	4,400	99,044
First Internet Bancorp	1,080	33,458
First Interstate BancSystem, Inc. Class A	4,565	190,954
First Merchants Corp.	6,029	251,228
First Mid Bancshares, Inc. (b)	1,845	74,741
First Midwest Bancorp, Inc.	12,692	251,682
The First of Long Island Corp.	2,612	55,453
Five Star Bancorp (a)	588	14,200
Flagstar Bancorp, Inc.	5,813	245,716
Fulton Financial Corp.	17,690	279,148
German American Bancorp Inc.	2,751	102,337
Glacier Bancorp, Inc.	10,693	588,970
Great Southern Bancorp, Inc.	1,160	62,524
Great Western Bancorp, Inc.	6,182	202,708
Guaranty Bancshares, Inc.	931	31,719
Hancock Whitney Corp.	9,652	428,935
Hanmi Financial Corp.	3,442	65,605
HarborOne Bancorp, Inc.	5,614	80,505
Hawthorn Bancshares, Inc.	27	626
HBT Financial, Inc.	1,120	19,499
Heartland Financial USA, Inc.	4,485	210,750
Heritage Commerce Corp.	6,606	73,525
Heritage Financial Corp.	3,940	98,579
Hilltop Holdings, Inc.	7,202	262,153
Home BancShares, Inc.	17,013	419,881
HomeStreet, Inc.	2,310	94,109
Hope Bancorp, Inc.	13,205	187,247
Horizon Bancorp, Inc.	4,867	84,832
Howard Bancorp, Inc. (a)	1,322	21,324
Independent Bank Corp.	3,675	277,463
Independent Bank Corp. of Michigan	2,293	49,781
Independent Bank Group, Inc.	4,198	310,568

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
International Bancshares Corp.	5,993	$257,339
Kearny Financial Corp.	8,090	96,676
Lakeland Bancorp, Inc.	5,637	98,535
Lakeland Financial Corp.	2,718	167,538
Live Oak Bancshares, Inc.	3,517	207,503
Luther Burbank Corp.	1,696	20,115
Macatawa Bank Corp.	3,127	27,361
Mercantile Bank Corp.	1,790	54,058
Merchants Bancorp	1,075	42,183
Meta Financial Group, Inc.	3,500	177,205
Metrocity Bankshares, Inc.	2,097	36,718
Metropolitan Bank Holding Corp. (a)	845	50,886
Mid Penn Bancorp, Inc. (b)	1,090	29,921
Midland States Bancorp, Inc.	2,442	64,151
MidWestOne Financial Group, Inc.	1,590	45,744
MVB Financial Corp.	1,112	47,438
National Bank Holdings Corp. Class A	3,272	123,485
NBT Bancorp, Inc.	4,695	168,879
Nicolet Bankshares, Inc. (a)	989	69,566
Northrim BanCorp, Inc.	690	29,498
OFG Bancorp	5,661	125,221
Old National Bancorp	18,405	324,112
Old Second Bancorp, Inc.	3,040	37,696
Origin Bancorp, Inc.	2,461	104,494
Orrstown Financial Services, Inc.	1,282	29,576
Park National Corp.	1,605	188,459
PCSB Financial Corp.	1,553	28,218
Peapack Gladstone Financial Corp.	2,102	65,309
Peoples Bancorp, Inc.	2,073	61,402
Peoples Financial Services Corp.	742	31,609
Pioneer Bancorp, Inc. (a)	1,236	14,857
Preferred Bank	1,532	96,930
Premier Financial Bancorp, Inc.	1,435	24,180
Premier Financial Corp.	4,120	117,049
Primis Financial Corp.	2,646	40,378
Provident Bancorp, Inc.	1,856	30,271
QCR Holdings, Inc.	1,720	82,715
RBB Bancorp	1,567	37,953
Red River Bancshares, Inc.	529	26,720
Reliant Bancorp, Inc.	1,691	46,891
Renasant Corp.	6,156	246,240
Republic Bancorp, Inc. Class A	1,099	50,697
Republic First Bancorp, Inc. (a)	5,271	21,031
S&T Bancorp, Inc.	4,304	134,715
Sandy Spring Bancorp, Inc.	5,163	227,843
Seacoast Banking Corp. of Florida	6,035	206,095
ServisFirst Bancshares, Inc.	5,570	378,649
Sierra Bancorp	1,509	38,404
Silvergate Capital Corp. Class A (a)	2,555	289,533
Simmons First National Corp. Class A	11,977	351,405
SmartFinancial, Inc.	1,592	38,224
South Plains Financial, Inc.	1,191	27,548
South State Corp.	7,907	646,476
Southern First Bancshares, Inc. (a)	836	42,770
Southside Bancshares, Inc.	3,457	132,161
Spirit of Texas Bancshares, Inc.	1,464	33,438
Stock Yards Bancorp, Inc.	2,296	116,843
Summit Financial Group, Inc.	1,296	28,525

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Texas Capital Bancshares, Inc. (a)	5,658	$359,226
Tompkins Financial Corp.	1,589	123,243
Towne Bank	7,471	227,268
TriCo Bancshares	3,078	131,061
TriState Capital Holdings, Inc. (a)	3,177	64,779
Triumph Bancorp, Inc. (a)	2,619	194,461
TrustCo Bank Corp. NY	2,080	71,510
Trustmark Corp.	7,024	216,339
UMB Financial Corp.	4,884	454,505
United Bankshares, Inc.	13,939	508,773
United Community Banks, Inc.	9,703	310,593
Univest Financial Corp.	3,308	87,232
Valley National Bancorp	44,646	599,596
Veritex Holdings, Inc.	5,299	187,638
Walker & Dunlop, Inc.	3,270	341,323
Washington Trust Bancorp, Inc.	1,901	97,616
WesBanco, Inc.	7,279	259,351
West BanCorp, Inc.	1,854	51,449
Westamerica Bancorp.	2,898	168,171
		25,879,348
Diversified Financial Services — 2.3%
Amerant Bancorp, Inc. (a)	2,338	49,986
Artisan Partners Asset Management, Inc. Class A	6,556	333,176
Assetmark Financial Holdings, Inc. (a)	2,009	50,346
Associated Capital Group, Inc. Class A	217	8,433
Atlanticus Holdings Corp. (a)	575	22,828
B. Riley Financial, Inc.	2,224	167,912
BGC Partners, Inc. Class A	36,990	209,733
Blucora, Inc. (a)	5,453	94,391
Boston Private Financial Holdings, Inc.	9,166	135,199
Brightsphere Investment Group, Inc.	6,466	151,498
Cohen & Steers, Inc.	2,767	227,143
Columbia Financial, Inc. (a)	4,460	76,801
Cowen, Inc. Class A	2,896	118,881
Curo Group Holdings Corp.	2,335	39,695
Diamond Hill Investment Group, Inc.	349	58,391
Encore Capital Group, Inc. (a) (b)	3,445	163,259
Enova International, Inc. (a)	4,061	138,927
EZCORP, Inc. Class A (a)	5,555	33,497
Federal Agricultural Mortgage Corp. Class C	1,017	100,581
Federated Hermes, Inc.	10,554	357,886
Finance Of America Cos., Inc. Class A (a)	3,712	28,323
Focus Financial Partners, Inc. Class A (a)	5,765	279,602
GAMCO Investors, Inc. Class A	603	15,135
GCM Grosvenor, Inc. Class A	3,655	38,085
Greenhill & Co., Inc.	1,693	26,343
Hamilton Lane, Inc. Class A	3,796	345,892
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	8,542	479,633
Home Point Capital, Inc. (a) (b)	907	5,379
Houlihan Lokey, Inc.	5,796	474,055
I3 Verticals, Inc. Class A (a)	2,297	69,415
International Money Express, Inc. (a)	3,554	52,777
LendingClub Corp. (a)	10,763	195,133
LendingTree, Inc. (a)	1,297	274,808
Marlin Business Services Corp.	913	20,780
Moelis & Co. Class A	6,824	388,217
Mr Cooper Group, Inc. (a)	7,915	261,670

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Navient Corp.	19,657	$379,970
Nelnet, Inc. Class A	1,891	142,260
Ocwen Financial Corp. (a)	912	28,254
Oportun Financial Corp. (a) (b)	2,312	46,309
Oppenheimer Holdings, Inc. Class A	1,056	53,687
PennyMac Financial Services, Inc.	3,941	243,239
Piper Sandler Cos.	1,974	255,751
PJT Partners, Inc. Class A	2,686	191,727
PRA Group, Inc. (a)	5,063	194,774
Pzena Investment Management, Inc. Class A	1,998	21,998
Regional Management Corp.	907	42,212
Sculptor Capital Management, Inc.	2,402	59,065
StepStone Group, Inc. Class A	4,165	143,276
Stonex Group, Inc. (a)	1,872	113,574
Velocity Financial, Inc. (a)	954	11,915
Virtus Investment Partners, Inc.	814	226,105
WisdomTree Investments, Inc. (b)	15,464	95,877
World Acceptance Corp. (a)	493	78,998
		7,822,801
Insurance — 2.3%
Ambac Financial Group, Inc. (a)	5,104	79,929
American Equity Investment Life Holding Co.	9,521	307,719
American National Group, Inc.	831	123,445
AMERISAFE, Inc.	2,129	127,080
Argo Group International Holdings Ltd.	3,533	183,115
BRP Group, Inc. Class A (a)	5,150	137,248
Citizens, Inc. (a) (b)	5,618	29,719
CNO Financial Group, Inc.	14,624	345,419
Crawford & Co. Class A	1,935	17,550
Donegal Group, Inc. Class A	1,653	24,084
eHealth, Inc. (a)	2,724	159,082
Employers Holdings, Inc.	3,170	135,676
Enstar Group Ltd. (a)	1,534	366,503
Essent Group Ltd.	12,350	555,132
Genworth Financial, Inc. Class A (a)	56,550	220,545
Goosehead Insurance, Inc. Class A	1,975	251,417
Greenlight Capital Re Ltd. Class A (a)	3,009	27,472
HCI Group, Inc. (b)	631	62,740
Heritage Insurance Holdings, Inc.	2,914	25,002
Horace Mann Educators Corp.	4,641	173,666
Independence Holding Co.	511	23,670
Investors Title Co.	148	25,845
James River Group Holdings Ltd.	3,991	149,742
Kinsale Capital Group, Inc.	2,399	395,283
Maiden Holdings Ltd. (a)	7,753	26,128
MBIA, Inc. (a)	5,320	58,520
MetroMile, Inc. (a)	4,094	37,460
National Western Life Group, Inc. Class A	289	64,849
NI Holdings, Inc. (a)	1,047	19,903
NMI Holdings, Inc. Class A (a)	9,387	211,020
Palomar Holdings, Inc. (a)	2,741	206,836
ProAssurance Corp.	5,993	136,341
ProSight Global, Inc. (a)	1,077	13,743
Radian Group, Inc.	21,445	477,151
RLI Corp.	4,464	466,890
Safety Insurance Group, Inc.	1,640	128,379
Selective Insurance Group, Inc.	6,627	537,781

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Selectquote, Inc. (a)	14,961	$288,149
SiriusPoint Ltd. (a)	9,768	98,364
State Auto Financial Corp.	2,002	34,274
Stewart Information Services Corp.	2,975	168,653
Tiptree, Inc.	2,518	23,417
Trean Insurance Group, Inc. (a)	1,962	29,587
Trupanion, Inc. (a)	4,260	490,326
United Fire Group, Inc.	2,364	65,554
United Insurance Holdings Corp.	2,330	13,281
Universal Insurance Holdings, Inc.	2,977	41,321
Watford Holdings Ltd. (a) (b)	2,003	70,085
		7,655,095
Investment Companies — 0.0%
Altus Midstream Co. Class A	363	24,506
Rafael Holdings, Inc. Class B Class B (a)	1,092	55,747
		80,253
Real Estate — 0.9%
Alexander & Baldwin, Inc.	8,067	147,787
Cushman & Wakefield PLC (a)	13,100	228,857
eXp World Holdings, Inc. (a)	6,925	268,482
Fathom Holdings, Inc. (a) (b)	597	19,576
FRP Holdings, Inc. (a)	748	41,649
Kennedy-Wilson Holdings, Inc.	13,391	266,079
Legacy Housing Corp. (a)	944	15,963
Marcus & Millichap, Inc. (a)	2,670	103,783
McGrath RentCorp	2,691	219,505
Newmark Group, Inc. Class A	16,731	200,939
Radius Global Infrastructure, Inc. Class A (a) (b)	4,908	71,166
RE/MAX Holdings, Inc. Class A	2,110	70,326
Realogy Holdings Corp. (a)	12,851	234,145
Redfin Corp. (a) (b)	11,349	719,640
The RMR Group, Inc. Class A	1,734	67,002
The St. Joe Co.	3,732	166,485
		2,841,384
Real Estate Investment Trusts (REITS) — 7.1%
Acadia Realty Trust	9,452	207,566
Agree Realty Corp.	7,504	528,957
Alexander's, Inc.	244	65,380
American Assets Trust, Inc.	5,568	207,631
American Finance Trust, Inc.	12,130	102,862
Apartment Investment and Management Co. Class A	16,607	111,433
Apollo Commercial Real Estate Finance, Inc.	15,653	249,665
Apple Hospitality REIT, Inc.	23,426	357,481
Arbor Realty Trust, Inc.	14,194	252,937
Ares Commercial Real Estate Corp.	4,199	61,683
Armada Hoffler Properties, Inc.	6,698	89,016
ARMOUR Residential REIT, Inc.	7,885	90,047
Ashford Hospitality Trust, Inc. (a) (b)	12,233	55,782
Blackstone Mortgage Trust, Inc. Class A	15,461	493,051
Braemar Hotels & Resorts, Inc. (a)	4,965	30,833
Brandywine Realty Trust	18,902	259,146
BrightSpire Capital, Inc.	9,820	92,308
Broadmark Realty Capital, Inc.	14,317	151,617

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Broadstone Net Lease, Inc. (b)	15,871	$371,540
BRT Apartments Corp.	1,297	22,490
Capstead Mortgage Corp.	10,964	67,319
CareTrust REIT, Inc.	10,763	250,025
Catchmark Timber Trust, Inc. Class A	5,592	65,426
Centerspace	1,467	115,746
Chatham Lodging Trust (a)	5,373	69,151
Chimera Investment Corp.	25,696	386,982
City Office REIT, Inc.	4,737	58,881
Clipper Realty, Inc.	1,346	9,893
Columbia Property Trust, Inc.	12,782	222,279
Community Healthcare Trust, Inc.	2,572	122,067
CorePoint Lodging Inc. (a)	4,492	48,064
Corporate Office Properties Trust	12,592	352,450
CTO Realty Growth, Inc.	668	35,751
DiamondRock Hospitality Co. (a)	23,307	226,078
Digitalbridge Group, Inc. (a) (b)	53,345	421,426
Diversified Healthcare Trust	26,459	110,599
Dynex Capital, Inc.	3,378	63,033
Easterly Government Properties, Inc.	9,395	198,047
EastGroup Properties, Inc.	4,438	729,829
Ellington Financial, Inc.	4,561	87,343
Empire State Realty Trust, Inc. Class A (b)	15,949	191,388
Equity Commonwealth	13,075	342,565
Essential Properties Realty Trust, Inc.	13,059	353,115
Farmland Partners, Inc.	2,882	34,728
Four Corners Property Trust, Inc.	8,421	232,504
Franklin Street Properties Corp.	11,570	60,858
The GEO Group, Inc. (b)	13,115	93,379
Getty Realty Corp.	4,427	137,901
Gladstone Commercial Corp.	3,904	88,074
Gladstone Land Corp. (b)	2,811	67,633
Global Medical REIT, Inc.	6,312	93,165
Global Net Lease, Inc.	10,733	198,561
Granite Point Mortgage Trust, Inc.	6,097	89,931
Great Ajax Corp.	2,417	31,373
Healthcare Realty Trust, Inc.	15,803	477,251
Hersha Hospitality Trust (a)	3,631	39,070
Independence Realty Trust, Inc.	11,379	207,439
Indus Realty Trust, Inc.	487	31,972
Industrial Logistics Properties Trust	7,229	188,966
Innovative Industrial Properties, Inc. (b)	2,644	505,057
Invesco Mortgage Capital, Inc. (b)	27,625	107,738
iStar, Inc. (b)	7,891	163,580
Kite Realty Group Trust	9,299	204,671
KKR Real Estate Finance Trust, Inc.	3,601	77,890
Ladder Capital Corp.	12,717	146,754
Lexington Realty Trust	30,594	365,598
LTC Properties, Inc. (b)	4,330	166,229
The Macerich Co.	22,049	402,394
Mack-Cali Realty Corp.	9,791	167,916
MFA Financial, Inc.	49,388	226,691
Monmouth Real Estate Investment Corp.	10,613	198,675
National Health Investors, Inc.	4,879	327,137
National Storage Affiliates Trust	7,836	396,188
NETSTREIT Corp.	4,419	101,902
New Senior Investment Group, Inc.	9,220	80,952
New York Mortgage Trust, Inc.	42,351	189,309

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NexPoint Residential Trust, Inc.	2,481	$136,405
Office Properties, Inc. ome Trust	5,331	156,252
One Liberty Properties, Inc.	1,803	51,187
Orchid Island Capital, Inc. (b)	10,549	54,749
Outfront Media, Inc. (a)	16,240	390,247
Paramount Group, Inc.	20,819	209,647
Pebblebrook Hotel Trust	14,507	341,640
PennyMac Mortgage Investment Trust	10,932	230,228
Physicians Realty Trust	24,157	446,180
Piedmont Office Realty Trust, Inc. Class A	13,819	255,237
Plymouth Industrial REIT, Inc.	3,263	65,325
Postal Realty Trust, Inc. Class A	1,340	24,442
PotlatchDeltic Corp.	7,367	391,556
Preferred Apartment Communities, Inc. Class A	5,524	53,859
PS Business Parks, Inc.	2,240	331,699
QTS Realty Trust, Inc. Class A	7,667	592,659
Ready Capital Corp. REIT	6,451	102,377
Redwood Trust, Inc.	12,574	151,768
Retail Opportunity Investments Corp.	12,962	228,909
Retail Properties of America, Inc. Class A	23,927	273,964
Retail Value, Inc.	1,943	42,260
RLJ Lodging Trust	18,267	278,206
RPT Realty	8,981	116,573
Ryman Hospitality Properties, Inc. (a)	6,001	473,839
Sabra Health Care REIT, Inc.	24,051	437,728
Safehold, Inc.	1,996	156,686
Saul Centers, Inc.	1,345	61,130
Seritage Growth Properties Class A (a)	4,072	74,925
Service Properties Trust	18,311	230,719
SITE Centers Corp.	19,326	291,050
STAG Industrial, Inc.	17,952	671,943
Summit Hotel Properties, Inc. (a)	11,556	107,818
Sunstone Hotel Investors, Inc. (a)	23,981	297,844
Tanger Factory Outlet Centers, Inc.	11,067	208,613
Terreno Realty Corp.	7,648	493,449
TPG RE Finance Trust, Inc.	6,727	90,478
Two Harbors Investment Corp. (b)	30,540	230,882
UMH Properties, Inc.	4,515	98,517
Uniti Group, Inc.	21,703	229,835
Universal Health Realty Income Trust	1,427	87,832
Urban Edge Properties	12,916	246,696
Urstadt Biddle Properties, Inc. Class A	3,329	64,516
Washington Real Estate Investment Trust	9,439	217,097
Whitestone REIT	4,550	37,538
Xenia Hotels & Resorts, Inc. (a)	12,712	238,096
		24,202,968
Savings & Loans — 0.9%
Axos Financial, Inc. (a)	6,360	295,040
Banc of California, Inc.	5,083	89,156
Berkshire Hills Bancorp, Inc.	5,686	155,853
Brookline Bancorp, Inc.	8,522	127,404
Capitol Federal Financial, Inc.	14,460	170,339
Flushing Financial Corp.	3,341	71,598
FS Bancorp, Inc.	420	29,933
Hingham Institution for Savings	162	47,061
Home Bancorp Inc.	873	33,270
HomeTrust Bancshares, Inc.	1,668	46,537

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Investors Bancorp, Inc.	25,499	$363,616
Meridian Bancorp, Inc.	5,201	106,412
Northfield Bancorp, Inc.	5,057	82,935
Northwest Bancshares, Inc.	13,671	186,472
OceanFirst Financial Corp.	6,566	136,835
Pacific Premier Bancorp, Inc.	10,461	442,396
Provident Financial Services, Inc.	8,459	193,627
Southern Missouri Bancorp, Inc.	883	39,700
Washington Federal, Inc.	8,042	255,575
Waterstone Financial, Inc.	2,482	48,796
WSFS Financial Corp.	5,243	244,271
		3,166,826
		71,648,675
Government — 0.0%
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA	3,497	53,749
Industrial — 12.3%
Aerospace & Defense — 0.7%
AAR Corp. (a)	3,791	146,901
Aerojet Rocketdyne Holdings, Inc.	8,380	404,670
Aerovironment, Inc. (a)	2,508	251,176
AerSale Corp. (a)	993	12,373
Astronics Corp. (a)	2,723	47,680
Barnes Group, Inc.	5,275	270,344
Ducommun, Inc. (a)	1,220	66,563
Kaman Corp.	3,078	155,131
Kratos Defense & Security Solutions, Inc. (a)	13,681	389,772
Moog, Inc. Class A	3,226	271,177
National Presto Industries, Inc.	577	58,652
Park Aerospace Corp.	2,144	31,946
Triumph Group, Inc. (a)	5,753	119,375
		2,225,760
Building Materials — 1.3%
AAON, Inc.	4,677	292,733
American Woodmark Corp. (a)	1,891	154,476
Apogee Enterprises, Inc.	2,816	114,696
Boise Cascade Co.	4,393	256,331
Caesarstone Ltd.	2,486	36,693
Cornerstone Building Brands, Inc. (a)	6,109	111,062
Forterra, Inc. (a)	3,259	76,619
Gibraltar Industries, Inc. (a)	3,660	279,295
Griffon Corp.	5,179	132,738
JELD-WEN Holding, Inc. (a)	9,368	246,004
Masonite International Corp. (a)	2,738	306,081
Patrick Industries, Inc.	2,533	184,909
PGT Innovations, Inc. (a)	6,559	152,366
Simpson Manufacturing Co., Inc.	4,860	536,738
SPX Corp. (a)	4,891	298,742
Summit Materials, Inc. Class A (a)	13,087	456,082
UFP Industries, Inc.	6,718	499,416
US Concrete, Inc. (a)	1,808	133,430

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
View, Inc. (a)	9,448	$80,119
		4,348,530
Electrical Components & Equipment — 0.7%
American Superconductor Corp. (a)	3,020	52,518
Belden, Inc.	4,934	249,512
Blink Charging Co. (a)	4,074	167,726
Encore Wire Corp.	2,240	169,770
Energizer Holdings, Inc.	7,591	326,261
EnerSys	4,782	467,345
Insteel Industries, Inc.	2,092	67,258
nLight, Inc. (a)	4,744	172,112
Novanta, Inc. (a)	3,932	529,876
Powell Industries, Inc. (b)	1,067	33,024
		2,235,402
Electronics — 1.9%
Advanced Energy Industries, Inc.	4,292	483,751
Akoustis Technologies, Inc. (a)	4,852	51,965
Allied Motion Technologies, Inc.	1,312	45,303
API Group Corp. (a) (e)	20,125	420,411
Atkore ,Inc. (a)	5,243	372,253
Badger Meter, Inc.	3,257	319,577
Benchmark Electronics, Inc.	3,984	113,385
Brady Corp. Class A	5,257	294,602
Comtech Telecommunications Corp.	2,823	68,204
FARO Technologies, Inc. (a)	2,035	158,262
Fluidigm Corp. (a) (b)	8,400	51,744
GoPro, Inc. Class A (a)	13,928	162,261
Identiv, Inc. (a)	2,304	39,168
II-VI, Inc. (a) (b)	11,668	846,980
Itron, Inc. (a)	5,046	504,499
Kimball Electronics, Inc. (a)	2,706	58,828
Knowles Corp. (a)	9,896	195,347
Luna Innovations, Inc. (a) (b)	3,308	35,826
Mesa Laboratories, Inc.	551	149,415
MicroVision, Inc. (a)	17,662	295,839
Napco Security Technologies, Inc. (a) (b)	1,620	58,919
NVE Corp.	541	40,061
OSI Systems, Inc. (a)	1,886	191,693
Plexus Corp. (a)	3,158	288,673
Rekor Systems, Inc. (a)	3,502	35,580
Sanmina Corp. (a)	7,164	279,110
Stoneridge, Inc. (a)	2,924	86,258
TTM Technologies, Inc. (a)	11,911	170,327
Turtle Beach Corp. (a)	1,661	53,019
Vicor Corp. (a)	2,354	248,912
Vishay Intertechnology, Inc.	14,858	335,048
Vishay Precision Group, Inc. (a)	1,421	48,371
		6,503,591
Engineering & Construction — 1.3%
908 Devices, Inc. (a) (b)	815	31,581
Arcosa, Inc.	5,402	317,313
Atlas Technical Consultants, Inc. (a)	1,501	14,530
Comfort Systems USA, Inc.	3,977	313,348

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Concrete Pumping Holdings, Inc. (a)	2,908	$24,631
Construction Partners, Inc. Class A (a) (b)	3,196	100,354
Dycom Industries, Inc. (a)	3,334	248,483
EMCOR Group, Inc.	6,037	743,698
Exponent, Inc.	5,790	516,526
Fluor Corp. (a)	15,847	280,492
Granite Construction, Inc.	5,104	211,969
Great Lakes Dredge & Dock Corp. (a)	7,275	106,288
IES Holdings, Inc. (a)	952	48,895
Infrastructure and Energy Alternatives, Inc. (a)	2,334	30,015
Iteris, Inc. (a)	4,666	31,029
Latham Group, Inc. (a)	2,590	82,776
Mistras Group, Inc. (a)	2,138	21,017
MYR Group, Inc. (a)	1,851	168,293
NV5 Global, Inc. (a)	1,427	134,866
Primoris Services Corp.	5,962	175,462
Sterling Construction Co., Inc. (a)	3,120	75,286
Tutor Perini Corp. (a)	4,691	64,970
WillScot Mobile Mini Holdings Corp. (a)	20,850	581,089
		4,322,911
Environmental Controls — 0.6%
Casella Waste Systems, Inc. Class A (a)	5,486	347,977
CECO Environmental Corp. (a)	3,457	24,752
Centrus Energy Corp. Class A (a)	1,054	26,751
Covanta Holding Corp.	13,353	235,146
Energy Recovery, Inc. (a)	4,681	106,633
Harsco Corp. (a)	8,729	178,246
Heritage-Crystal Clean, Inc. (a)	1,760	52,237
Montrose Environmental Group, Inc. (a)	2,513	134,848
Pure Cycle Corp. (a)	2,183	30,169
PureCycle Technologies, Inc. (a) (b)	3,673	86,866
Sharps Compliance Corp. (a)	1,607	16,552
Tetra Tech, Inc.	6,015	734,071
US Ecology, Inc. (a)	3,507	131,583
		2,105,831
Hand & Machine Tools — 0.2%
Franklin Electric Co., Inc.	5,173	417,047
Kennametal, Inc.	9,325	334,954
Luxfer Holdings PLC	3,180	70,755
		822,756
Machinery – Construction & Mining — 0.4%
Argan, Inc.	1,679	80,239
Astec Industries, Inc.	2,526	158,986
Babcock & Wilcox Enterprises, Inc. (a)	6,190	48,777
Bloom Energy Corp. Class A (a) (b)	15,534	417,399
Hyster-Yale Materials Handling, Inc.	1,121	81,811
The Manitowoc Co., Inc. (a)	3,846	94,227
Terex Corp.	7,633	363,484
		1,244,923
Machinery – Diversified — 1.6%
AgEagle Aerial Systems, Inc. (a)	7,442	39,219
Alamo Group, Inc.	1,124	171,612

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Albany International Corp. Class A	3,432	$306,340
Altra Industrial Motion Corp.	7,227	469,899
Applied Industrial Technologies, Inc.	4,331	394,381
Cactus, Inc. Class A	6,085	223,441
Chart Industries, Inc. (a)	4,074	596,108
CIRCOR International, Inc. (a)	2,053	66,928
Columbus McKinnon Corp.	3,099	149,496
CSW Industrials, Inc.	1,526	180,770
DXP Enterprises, Inc. (a)	1,957	65,168
Eastman Kodak Co. (a) (b)	5,006	41,650
The Gorman-Rupp Co.	2,509	86,410
GrafTech International Ltd.	19,017	220,978
Hydrofarm Holdings Group, Inc. (a)	1,261	74,538
Ichor Holdings Ltd. (a)	3,110	167,318
Kadant, Inc.	1,284	226,100
Lindsay Corp.	1,214	200,650
Mueller Water Products, Inc. Class A	17,520	252,638
NN, Inc. (a)	4,807	35,331
Ranpak Holdings Corp. (a)	3,898	97,567
SPX FLOW, Inc.	4,700	306,628
Tennant Co.	2,054	164,012
Thermon Group Holdings, Inc. (a)	3,706	63,150
Watts Water Technologies, Inc. Class A	3,070	447,944
Welbilt, Inc. (a)	14,584	337,620
		5,385,896
Metal Fabricate & Hardware — 0.8%
AZZ, Inc.	2,767	143,275
Helios Technologies, Inc.	3,591	280,278
Lawson Products, Inc. (a)	519	27,772
Mayville Engineering Co., Inc. (a)	997	20,050
Mueller Industries, Inc.	6,261	271,164
Northwest Pipe Co. (a) (b)	1,097	30,990
Olympic Steel, Inc.	1,038	30,507
Omega Flex, Inc.	343	50,321
Park-Ohio Holdings Corp.	934	30,019
Proto Labs, Inc. (a)	3,092	283,846
RBC Bearings, Inc. (a)	2,759	550,200
Rexnord Corp.	13,385	669,785
Ryerson Holding Corp. (a)	1,896	27,682
Standex International Corp.	1,343	127,464
TimkenSteel Corp. (a) (b)	5,083	71,924
Tredegar Corp.	2,947	40,580
Worthington Industries, Inc.	3,857	235,971
		2,891,828
Miscellaneous - Manufacturing — 1.2%
American Outdoor Brands, Inc. (a)	1,568	55,100
AMMO, Inc. (a)	7,352	71,976
Byrna Technologies, Inc. (a)	1,182	26,855
Chase Corp.	838	85,987
Enerpac Tool Group Corp.	6,730	179,153
EnPro Industries, Inc.	2,299	223,348
ESCO Technologies, Inc.	2,851	267,452
Fabrinet (a)	4,122	395,176
Federal Signal Corp.	6,713	270,064
Haynes International, Inc.	1,408	49,815

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hillenbrand, Inc.	8,383	$369,523
John Bean Technologies Corp.	3,501	499,313
Lydall, Inc. (a)	1,943	117,590
Materion Corp.	2,272	171,195
Meta Materials, Inc. (a)	6,862	51,396
Myers Industries, Inc.	4,065	85,365
NL Industries, Inc.	880	5,720
Raven Industries, Inc.	3,978	230,127
Smith & Wesson Brands, Inc.	5,930	205,771
Sturm, Ruger & Co., Inc.	1,921	172,852
Trinity Industries, Inc.	9,678	260,242
Trinseo SA	4,342	259,825
		4,053,845
Packaging & Containers — 0.3%
Greif, Inc. Class A	2,842	172,083
Greif, Inc. Class B	711	41,949
Karat Packaging, Inc. (a)	506	10,307
Matthews International Corp. Class A	3,444	123,846
O-I Glass, Inc. (a)	17,623	287,784
Pactiv Evergreen, Inc.	4,802	72,366
TriMas Corp. (a)	4,798	145,523
UFP Technologies, Inc. (a)	775	44,501
		898,359
Transportation — 1.2%
AFC Gamma, Inc.	807	16,665
Air Transport Services Group, Inc. (a)	6,578	152,807
ArcBest Corp.	2,824	164,329
Atlas Air Worldwide Holdings, Inc. (a)	3,211	218,701
Costamare, Inc.	5,834	68,900
Covenant Logistics Group, Inc. (a)	1,402	28,993
CryoPort, Inc. (a) (b)	4,524	285,464
Daseke, Inc. (a)	4,675	30,294
DHT Holdings, Inc.	16,131	104,690
Diamond S Shipping, Inc. (a)	3,446	34,322
Dorian LPG Ltd. (a)	3,323	46,921
Eagle Bulk Shipping, Inc. (a) (b)	929	43,960
Echo Global Logistics, Inc. (a)	2,929	90,037
Forward Air Corp.	3,032	272,122
Frontline Ltd. (b)	13,308	119,772
Genco Shipping & Trading Ltd.	3,582	67,628
Heartland Express, Inc.	5,278	90,412
Hub Group, Inc. Class A (a)	3,692	243,598
Ideanomics, Inc. (a)	45,563	129,399
International Seaways, Inc.	2,674	51,287
Marten Transport Ltd.	6,617	109,114
Matson, Inc.	4,793	306,752
Nordic American Tankers Ltd.	16,559	54,314
PAM Transportation Services, Inc. (a)	211	11,130
Radiant Logistics, Inc. (a)	4,473	30,998
Safe Bulkers, Inc. (a) (b)	6,087	24,409
Saia, Inc. (a)	2,961	620,300
Scorpio Tankers, Inc.	5,438	119,908
SFL Corp. Ltd.	11,624	88,924
Teekay Corp. (a)	7,734	28,771
Teekay Tankers Ltd. Class A (a)	2,654	38,271

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tidewater, Inc. (a)	4,500	$54,225
Universal Logistics Holdings, Inc.	909	21,180
US Xpress Enterprises, Inc. Class A (a) (b)	2,964	25,490
Werner Enterprises, Inc.	6,962	309,948
Yellow Corp. (a)	5,622	36,599
		4,140,634
Trucking & Leasing — 0.1%
GATX Corp.	3,939	348,483
The Greenbrier Cos., Inc.	3,604	157,062
Willis Lease Finance Corp. (a)	310	13,287
		518,832
		41,699,098
Technology — 10.9%
Computers — 2.2%
3D Systems Corp. (a)	13,542	541,274
Cantaloupe, Inc. (a)	6,493	77,007
Conduent, Inc. (a)	18,677	140,078
Corsair Gaming, Inc. (a) (b)	3,000	99,870
Desktop Metal, Inc. Class A (a)	9,326	107,249
Diebold Nixdorf, Inc. (a)	8,057	103,452
Exlservice Holdings, Inc. (a)	3,662	389,124
The ExOne Co. (a)	1,902	41,159
Grid Dynamics Holdings, Inc. (a)	3,411	51,267
iCAD, Inc. (a)	2,380	41,198
Insight Enterprises, Inc. (a) (b)	3,898	389,839
KBR, Inc.	15,773	601,740
MAXIMUS, Inc.	6,839	601,627
Mitek Systems, Inc. (a)	4,704	90,599
NetScout Systems, Inc. (a)	7,819	223,154
Onespan, Inc. (a)	3,873	98,916
PAE, Inc. (a)	7,738	68,868
PAR Technology Corp. (a)	2,646	185,061
Parsons Corp. (a)	2,930	115,325
Ping Identity Holding Corp. (a) (b)	4,851	111,088
PlayAGS, Inc. (a)	3,129	30,977
Qualys, Inc. (a)	3,803	382,924
Quantum Corp. (a) (b)	6,223	42,877
Rapid7, Inc. (a)	6,129	579,987
Rimini Street, Inc. (a)	4,887	30,104
SecureWorks Corp. Class A (a)	1,096	20,309
Startek, Inc. (a)	1,903	13,568
Super Micro Computer, Inc. (a)	4,810	169,216
Sykes Enterprises, Inc. (a)	4,273	229,460
Telos Corp. (a)	1,917	65,197
Tenable Holdings, Inc. (a)	10,121	418,503
TTEC Holdings, Inc.	2,061	212,469
Unisys Corp. (a)	7,320	185,269
Varonis Systems, Inc. (a)	11,799	679,858
Vocera Communications, Inc. (a)	3,795	151,231
Vuzix Corp. (a)	6,547	120,138
		7,409,982

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	19,642	$172,260
Semiconductors — 2.5%
Alpha & Omega Semiconductor Ltd. (a)	2,370	72,024
Ambarella, Inc. (a)	3,905	416,390
Amkor Technology, Inc.	11,387	269,530
Atomera, Inc. (a) (b)	2,256	48,369
Axcelis Technologies, Inc. (a)	3,712	150,039
AXT, Inc. (a)	4,522	49,652
CEVA, Inc. (a)	2,523	119,338
CMC Materials, Inc.	3,259	491,262
Cohu, Inc. (a)	5,346	196,679
CTS Corp.	3,556	132,141
Diodes, Inc. (a)	4,862	387,842
DSP Group, Inc. (a)	2,499	36,985
EMCORE Corp. (a)	4,074	37,562
FormFactor, Inc. (a)	8,673	316,218
Impinj, Inc. (a) (b)	2,081	107,359
Kulicke & Soffa Industries, Inc.	6,830	417,996
Lattice Semiconductor Corp. (a)	15,140	850,565
MACOM Technology Solutions Holdings, Inc. (a)	5,432	348,083
MaxLinear, Inc. (a)	7,802	331,507
Onto Innovation, Inc. (a)	5,433	396,826
Ouster, Inc. (a)	3,239	40,455
Photronics, Inc. (a)	6,849	90,475
Power Integrations, Inc.	6,735	552,674
Rambus, Inc. (a)	12,495	296,257
Semtech Corp. (a)	7,214	496,323
Silicon Laboratories, Inc. (a)	4,955	759,354
SiTime Corp. (a)	1,436	181,783
SkyWater Technology, Inc. (a)	876	25,097
SMART Global Holdings, Inc. (a)	1,582	75,430
Synaptics, Inc. (a)	3,936	612,363
Ultra Clean Holdings, Inc. (a)	4,853	260,703
Veeco Instruments, Inc. (a)	5,593	134,456
		8,701,737
Software — 6.1%
1Life Healthcare, Inc. (a)	13,005	429,945
8x8, Inc. (a)	11,876	329,678
ACI Worldwide, Inc. (a)	13,158	488,688
Agilysys, Inc. (a)	2,123	120,735
Alignment Healthcare, Inc. (a)	2,939	68,684
Alkami Technology, Inc. (a)	775	27,644
Allscripts Healthcare Solutions, Inc. (a)	15,606	288,867
Altair Engineering, Inc. Class A (a) (b)	5,036	347,333
American Software, Inc. Class A	3,488	76,596
Apollo Medical Holdings, Inc. (a)	4,045	254,066
Appfolio, Inc. Class A (a) (b)	2,090	295,108
Appian Corp. (a) (b)	4,388	604,447
Asana, Inc. Class A (a)	8,250	511,748
Avaya Holdings Corp. (a)	9,206	247,641
Avid Technology, Inc. (a)	4,033	157,892
Bandwidth, Inc. Class A (a)	2,547	351,282
Benefitfocus, Inc. (a)	2,781	39,212
BigCommerce Holdings, Inc. (a) (b)	5,241	340,246

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Blackbaud, Inc. (a)	5,399	$413,401
Blackline, Inc. (a)	5,986	666,062
BM Technologies, Inc. (a)	579	7,203
Bottomline Technologies de, Inc. (a)	4,936	183,027
Box, Inc. Class A (a)	16,427	419,710
Brightcove, Inc. (a)	4,538	65,120
BTRS Holdings, Inc. (a)	5,281	66,646
Cardlytics, Inc. (a) (b)	3,566	452,632
Castlight Health, Inc. Class B (a)	13,305	34,992
Cerence, Inc. (a) (b)	4,221	450,423
Cloudera, Inc. (a)	25,819	409,489
CommVault Systems, Inc. (a)	4,710	368,181
Computer Programs & Systems, Inc.	1,520	50,510
Cornerstone OnDemand, Inc. (a)	7,022	362,195
CSG Systems International, Inc.	3,659	172,632
Daily Journal Corp. (a)	136	46,036
DarioHealth Corp. (a)	1,504	32,125
Digi International, Inc. (a)	3,761	75,634
Digimarc Corp. (a) (b)	1,414	47,369
Digital Turbine, Inc. (a)	9,424	716,507
DigitalOcean Holdings, Inc. (a)	1,439	79,994
Domo, Inc. Class B (a)	3,078	248,795
Donnelley Financial Solutions, Inc. (a)	3,281	108,273
E2open Parent Holdings, Inc. (a)	4,660	53,217
Ebix, Inc. (b)	2,958	100,276
eGain Corp. (a)	2,303	26,438
Envestnet, Inc. (a)	6,061	459,787
Evolent Health, Inc. Class A (a) (b)	8,634	182,350
Forian, Inc. (a)	2,022	25,417
Genius Brands International, Inc. (a)	31,472	57,908
GreenBox POS (a)	1,939	23,132
GTY Technology Holdings, Inc. (a)	3,581	25,461
Health Catalyst, Inc. (a)	4,987	276,828
IBEX Holdings Ltd. (a) (b)	642	12,532
Inovalon Holdings, Inc. Class A (a)	8,427	287,192
Intelligent Systems Corp. (a)	833	26,206
j2 Global, Inc. (a)	4,848	666,842
JFrog Ltd. (a) (b)	5,756	262,013
LivePerson, Inc. (a)	7,147	451,976
ManTech International Corp. Class A	3,057	264,553
MedAvail Holdings, Inc. (a)	1,307	16,011
MicroStrategy, Inc. Class A (a) (b)	876	582,102
Model N, Inc. (a)	3,878	132,899
Momentive Global, Inc. (a)	14,267	300,606
NantHealth, Inc. (a)	3,036	7,044
NextGen Healthcare, Inc. (a)	6,250	103,688
ON24, Inc. (a)	1,031	36,580
Outset Medical, Inc. (a)	5,103	255,048
PagerDuty, Inc. (a)	9,005	383,433
PDF Solutions, Inc. (a)	3,260	59,267
Phreesia, Inc. (a)	4,253	260,709
Porch Group, Inc. (a)	1,772	34,270
Privia Health Group, Inc. (a)	2,186	96,993
Progress Software Corp.	4,900	226,625
PROS Holdings, Inc. (a)	4,459	203,197
QAD, Inc. Class A	1,335	116,172
Rackspace Technology, Inc. (a)	5,997	117,601
SailPoint Technologies Holding, Inc. (a)	10,101	515,858

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sapiens International Corp. NV	3,450	$90,632
Schrodinger, Inc. /United States (a)	5,055	382,209
Simulations Plus, Inc. (b)	1,714	94,116
Smith Micro Software, Inc. (a)	4,952	25,849
Sprout Social, Inc. Class A (a)	4,928	440,662
SPS Commerce, Inc. (a)	4,025	401,896
Sumo Logic, Inc. (a) (b)	9,101	187,936
Tabula Rasa HealthCare, Inc. (a) (b)	2,501	125,050
Upland Software, Inc. (a)	3,204	131,909
Verint Systems, Inc. (a) (b)	7,185	323,828
Veritone, Inc. (a)	3,157	62,224
Verra Mobility Corp. (a)	14,945	229,705
Viant Technology, Inc. (a)	1,207	35,944
Workiva, Inc. (a)	4,688	521,915
Xperi Holding Corp.	11,703	260,275
Yext, Inc. (a)	12,337	176,296
Zuora, Inc. Class A Class A (a)	11,699	201,808
		20,799,253
		37,083,232
Utilities — 2.5%
Electric — 1.3%
ALLETE, Inc.	5,854	409,663
Ameresco, Inc. Class A (a)	3,448	216,259
Avista Corp.	7,728	329,754
Black Hills Corp.	7,032	461,510
Clearway Energy, Inc. Class A	4,007	101,056
Clearway Energy, Inc. Class C (b)	9,050	239,644
Evoqua Water Technologies Corp. (a)	12,909	436,066
FTC Solar, Inc. (a)	2,115	28,151
MGE Energy, Inc.	4,059	302,152
NorthWestern Corp.	5,660	340,845
Ormat Technologies, Inc.	5,072	352,656
Otter Tail Corp.	4,582	223,647
PNM Resources, Inc.	9,545	465,510
Portland General Electric Co.	10,039	462,597
Spark Energy, Inc. Class A (b)	1,464	16,587
Unitil Corp.	1,664	88,142
		4,474,239
Gas — 0.8%
Brookfield Infrastructure Corp. Class A	4,085	308,009
Chesapeake Utilities Corp.	1,921	231,154
New Jersey Resources Corp.	10,779	426,525
Northwest Natural Holding Co.	3,401	178,620
ONE Gas, Inc.	5,881	435,900
South Jersey Industries, Inc. (b)	11,491	297,962
Southwest Gas Holdings, Inc.	6,472	428,382
Spire, Inc.	5,656	408,759
		2,715,311
Water — 0.4%
American States Water Co.	4,115	327,389
Artesian Resources Corp. Class A	915	33,645
California Water Service Group	5,664	314,579

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Global Water Resources, Inc.	1,419	$24,236
Middlesex Water Co.	1,924	157,248
SJW Group	3,086	195,344
The York Water Co. (b)	1,479	66,999
		1,119,440
		8,308,990

TOTAL COMMON STOCK (Cost $253,112,736)		337,915,703

TOTAL EQUITIES (Cost $253,112,736)		337,915,703

WARRANTS — 0.0%
Energy — 0.0%
Oil & Gas — 0.0%
Nabors Industries Ltd. (a)	326	3,260

TOTAL WARRANTS (Cost $0)		3,260

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR (a) (c) (d)	1,859	—
Tobira Therapeutics Inc., CVR (a) (c) (d)	1,376	10,471
Pharmaceuticals — 0.0%
GTx, Inc., CVR (a) (b) (c) (d)	111	—
Omthera Pharmaceuticals Inc., CVR (a) (c) (d)	428	—
		10,471

TOTAL RIGHTS (Cost $310)		10,471

	Principal Amount
BONDS & NOTES — 0.0%
CORPORATE DEBT — 0.0%
Diversified Financial Services — 0.0%
GAMCO Investors, Inc.	$1,206	1,206

TOTAL CORPORATE DEBT (Cost $1,206)		1,206

TOTAL BONDS & NOTES (Cost $1,206)		1,206

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 2.0%

Diversified Financial Services — 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	6,615,854	$6,615,854

TOTAL MUTUAL FUNDS (Cost $6,615,854)		6,615,854

TOTAL LONG-TERM INVESTMENTS (Cost $259,730,106)		344,546,494

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (g)	$2,000,940	2,000,940
U.S. Treasury Bill — 0.3%
U.S. Treasury Bill
0.063% 7/15/21 (h) (i)	1,155,000	1,154,981

TOTAL SHORT-TERM INVESTMENTS (Cost $3,155,913)		3,155,921

TOTAL INVESTMENTS — 102.5% (Cost $262,886,019) (j)		347,702,415

Other Assets/(Liabilities) — (2.5)%		(8,542,698)

NET ASSETS — 100.0%		$339,159,717

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $25,392,270 or 7.49% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $19,404,108 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2021, these securities amounted to a value of $10,471 or 0.00% of net assets.
(e)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $420,411 or 0.12% of net assets.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $2,000,940. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $2,040,983.
(h)	A portion of this security is pledged/held as collateral for open derivatives.
(i)	The rate shown represents yield-to-maturity.
(j)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Russell 2000 E Mini Index	9/17/21	32	$3,703,282	$(10,802)

MassMutual Mid Cap Growth Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 97.2%
Basic Materials — 1.0%
Chemicals — 0.6%
FMC Corp.	133,410	$14,434,962
RPM International, Inc.	370,000	32,811,600
The Sherwin-Williams Co.	49,905	13,596,617
		60,843,179
Mining — 0.4%
Kirkland Lake Gold Ltd. (a)	857,000	33,020,210
		93,863,389
Communications — 6.2%
Internet — 5.1%
Bright Health Group, Inc. (b)	325,903	5,592,495
Deliveroo Holdings PLC., Lockup Shares (Acquired 9/12/17-5/16/19, Cost $6,218,820) (b) (c) (d)	3,494,800	13,245,171
Dragoneer Growth Opportunities Corp. (Acquired 3/15/21, Cost $2,417,020) (b) (c) (d) (e)	241,702	2,166,617
Etsy, Inc. (b)	284,000	58,458,560
Farfetch Ltd. Class A (b)	465,000	23,417,400
IAC/InterActiveCorp (b)	461,684	71,177,822
Match Group, Inc. (b)	447,000	72,078,750
Okta, Inc. (a) (b)	117,020	28,632,454
Palo Alto Networks, Inc. (b)	89,790	33,316,580
Pinterest, Inc. Class A (b)	278,000	21,948,100
Roku, Inc. (b)	101,428	46,580,809
Spotify Technology SA (b)	205,000	56,495,950
Squarespace, Inc. Class A (b)	24,576	1,460,060
Twitter, Inc. (b)	298,252	20,522,720
Vimeo, Inc. (b)	887,644	43,494,556
		498,588,044
Media — 0.4%
Liberty Media Corp-Liberty Formula One Class C (b)	733,000	35,337,930
Telecommunications — 0.7%
Corning, Inc.	1,426,000	58,323,400
Gores Holdings V Inc. (Acquired 3/15/21, Cost $8,653,810) (b) (c) (d) (e)	865,381	7,866,313
		66,189,713
		600,115,687

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 16.4%
Airlines — 0.9%
Alaska Air Group, Inc. (b)	547,000	$32,989,570
Azul SA (a) (b)	596,461	15,746,571
Southwest Airlines Co. (b)	754,000	40,029,860
		88,766,001
Apparel — 0.3%
VF Corp.	324,000	26,580,960
Auto Parts & Equipment — 0.9%
Aptiv PLC (b)	503,000	79,136,990
BorgWarner, Inc.	289,830	14,068,348
		93,205,338
Distribution & Wholesale — 0.2%
Leslie's, Inc. (b)	631,895	17,370,794
Entertainment — 2.3%
Caesars Entertainment, Inc. (b)	1,057,315	109,696,431
DraftKings, Inc. Class A (a) (b)	465,000	24,259,050
Live Nation Entertainment, Inc. (a) (b)	459,698	40,264,948
Vail Resorts, Inc. (b)	153,000	48,427,560
		222,647,989
Leisure Time — 0.4%
Planet Fitness, Inc. Class A (b)	469,693	35,344,398
Lodging — 1.4%
Hilton Worldwide Holdings, Inc. (b)	732,000	88,293,840
MGM Resorts International	1,028,000	43,844,200
		132,138,040
Retail — 9.1%
Advance Auto Parts, Inc.	195,259	40,055,431
Burlington Stores, Inc. (b)	465,929	150,024,479
Carvana Co. (a) (b)	53,118	16,032,075
Casey's General Stores, Inc.	371,000	72,211,440
Chipotle Mexican Grill, Inc. (b)	65,283	101,210,846
Darden Restaurants, Inc.	167,091	24,393,615
Dollar General Corp.	460,009	99,541,347
Dollar Tree, Inc. (b)	598,000	59,501,000
Domino's Pizza, Inc.	121,820	56,827,812
Five Below, Inc. (b)	109,000	21,066,430
Floor & Decor Holdings, Inc. Class A (b)	287,262	30,363,593
JAND, Inc., Class A (Acquired 11/19/20, Cost $365,174) (b) (c) (d) (f)	14,855	364,402
Lululemon Athletica, Inc. (b)	140,083	51,126,093
O'Reilly Automotive, Inc. (b)	164,452	93,114,367
Ross Stores, Inc.	536,802	66,563,448
		882,396,378
Toys, Games & Hobbies — 0.9%
Mattel, Inc. (b)	4,388,003	88,198,860

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
		$1,586,648,758
Consumer, Non-cyclical — 31.0%
Beverages — 0.3%
The Boston Beer Co., Inc. Class A (b)	30,000	30,624,000
Biotechnology — 4.4%
Alnylam Pharmaceuticals, Inc. (b)	238,000	40,345,760
Argenx SE ADR (b)	117,000	35,225,190
Ascendis Pharma A/S ADR (b)	54,000	7,103,700
BioMarin Pharmaceutical, Inc. (b)	114,935	9,590,176
Exact Sciences Corp. (b)	478,671	59,503,592
Exelixis, Inc. (b)	438,000	7,980,360
Guardant Health, Inc. (b)	115,940	14,398,589
Horizon Therapeutics PLC (b)	138,422	12,961,836
Illumina, Inc. (b)	31,405	14,861,160
Incyte Corp. (b)	823,817	69,307,724
Ionis Pharmaceuticals, Inc. (b)	707,000	28,202,230
Kodiak Sciences, Inc. (a) (b)	57,000	5,301,000
Moderna, Inc. (b)	153,775	36,134,050
Seagen, Inc. (b)	398,314	62,885,814
Ultragenyx Pharmaceutical, Inc. (b)	188,000	17,925,800
		421,726,981
Commercial Services — 8.4%
Booz Allen Hamilton Holding Corp.	151,946	12,942,760
Bright Horizons Family Solutions, Inc. (b)	342,481	50,382,380
Cintas Corp.	140,462	53,656,484
CoStar Group, Inc. (b)	880,000	72,881,600
Dlocal Ltd. (b)	229,743	12,068,400
Equifax, Inc.	384,000	91,971,840
FleetCor Technologies, Inc. (b)	317,000	81,171,020
Global Payments, Inc.	240,962	45,190,013
Legalzoom.com Inc. (b)	48,002	1,816,876
MarketAxess Holdings, Inc.	86,000	39,868,740
Moody's Corp.	42,964	15,568,865
Multiplan Corp. (a) (b)	2,856,000	27,189,120
Quanta Services, Inc.	348,949	31,604,311
Square, Inc. Class A (b)	350,117	85,358,524
Terminix Global Holdings, Inc. (b)	1,289,000	61,498,190
TransUnion	791,000	86,859,710
Verisk Analytics, Inc.	260,000	45,427,200
		815,456,033
Food — 0.3%
TreeHouse Foods, Inc. (b)	654,000	29,116,080
Health Care – Products — 11.2%
Alcon, Inc.	805,783	56,614,314
Align Technology, Inc. (b)	57,585	35,184,435
Avantor, Inc. (b)	2,700,000	95,877,000
Bruker Corp.	1,776,000	134,940,480
The Cooper Cos., Inc.	314,645	124,684,374
Dentsply Sirona, Inc.	322,000	20,369,720
Edwards Lifesciences Corp. (b)	121,335	12,566,666
Hologic, Inc. (b)	2,678,942	178,739,010

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ICU Medical, Inc. (b)	146,000	$30,046,800
IDEXX Laboratories, Inc. (b)	52,335	33,052,169
Insulet Corp. (b)	104,476	28,679,707
Natera, Inc. (b)	169,857	19,283,865
Novocure Ltd. (b)	74,238	16,467,473
Quidel Corp. (a) (b)	330,000	42,279,600
ResMed, Inc.	38,025	9,373,923
Steris PLC	95,105	19,620,162
Teleflex, Inc.	441,297	177,308,722
West Pharmaceutical Services, Inc.	129,000	46,323,900
		1,081,412,320
Health Care – Services — 3.4%
Acadia Healthcare Co., Inc. (b)	965,000	60,553,750
agilon health, Inc. (b)	259,000	10,507,630
Amedisys, Inc. (b)	69,028	16,907,028
Catalent, Inc. (b)	1,376,000	148,773,120
Humana, Inc.	26,078	11,545,252
Molina Healthcare, Inc. (b)	156,583	39,624,894
Ortho Clinical Diagnostics Holdings PLC Class H (b)	895,000	19,161,950
PPD, Inc. (b)	571,000	26,317,390
		333,391,014
Household Products & Wares — 0.9%
Avery Dennison Corp.	317,000	66,646,080
Reynolds Consumer Products, Inc.	738,000	22,398,300
		89,044,380
Pharmaceuticals — 2.1%
Alkermes PLC (b)	1,297,000	31,802,440
DexCom, Inc. (b)	53,373	22,790,271
Elanco Animal Health, Inc. (b)	1,564,000	54,255,160
Neurocrine Biosciences, Inc. (b)	277,000	26,957,640
Perrigo Co. PLC	1,281,000	58,733,850
Sarepta Therapeutics, Inc. (b)	141,794	11,023,066
		205,562,427
		3,006,333,235
Diversified — 0.0%
Holding Company – Diversified — 0.0%
Dragoneer Growth Opportunities Corp. (a) (b)	238,000	2,370,480
Energy — 0.2%
Energy – Alternate Sources — 0.1%
Array Technologies, Inc. (b)	283,833	4,427,795
Shoals Technologies Group, Inc. Class A (b)	366,000	12,993,000
		17,420,795
Oil & Gas — 0.1%
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $652,320) (b) (c) (d) (f)	216	991,459

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Venture Global LNG, Inc., Series C (Acquired 10/16/17-3/08/18, Cost $4,872,708) (b) (c) (d) (f)	1,328	$6,095,640
		7,087,099
		24,507,894
Financial — 6.2%
Banks — 1.1%
SVB Financial Group (b)	132,482	73,716,959
Webster Financial Corp.	557,000	29,710,380
		103,427,339
Diversified Financial Services — 2.2%
Cboe Global Markets, Inc.	602,000	71,668,100
LPL Financial Holdings, Inc.	211,416	28,536,932
Raymond James Financial, Inc.	139,000	18,056,100
SoFi Technologies, Inc., Lockup Shares (Acquired 12/30/20, Cost $14,592,045) (b) (c) (d)	1,430,416	26,050,021
Tradeweb Markets, Inc. Class A	806,000	68,155,360
		212,466,513
Insurance — 1.7%
Aon PLC Class A	172,477	41,180,608
Assurant, Inc.	380,000	59,348,400
Axis Capital Holdings Ltd.	683,000	33,473,830
GoHealth, Inc. Class A (b)	494,000	5,537,740
Kemper Corp.	217,000	16,036,300
Selectquote, Inc. (b)	326,000	6,278,760
		161,855,638
Private Equity — 1.2%
KKR & Co., Inc.	2,050,813	121,490,162
		599,239,652
Industrial — 15.0%
Building Materials — 0.5%
Builders FirstSource, Inc. (b)	317,676	13,552,058
Martin Marietta Materials, Inc.	98,000	34,477,380
		48,029,438
Electronics — 4.5%
Agilent Technologies, Inc.	1,252,717	185,164,100
Amphenol Corp. Class A	738,066	50,491,095
Fortive Corp.	868,000	60,534,320
Keysight Technologies, Inc. (b)	598,000	92,337,180
National Instruments Corp.	1,150,000	48,622,000
		437,148,695
Engineering & Construction — 0.3%
MasTec, Inc. (a) (b)	246,763	26,181,554
Environmental Controls — 0.8%
Stericycle, Inc. (b)	228,252	16,331,431

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Waste Connections, Inc.	489,737	$58,489,290
		74,820,721
Machinery – Construction & Mining — 0.5%
BWX Technologies, Inc.	781,000	45,391,720
Machinery – Diversified — 3.0%
Cognex Corp.	220,000	18,491,000
Colfax Corp. (b)	1,626,000	74,487,060
IDEX Corp.	354,000	77,897,700
Ingersoll Rand, Inc. (b)	2,564,000	125,148,840
		296,024,600
Miscellaneous - Manufacturing — 1.5%
Textron, Inc.	2,199,000	151,225,230
Packaging & Containers — 2.6%
Ball Corp.	2,104,895	170,538,593
Packaging Corp. of America	185,000	25,052,700
Sealed Air Corp.	1,013,000	60,020,250
		255,611,543
Transportation — 1.3%
J.B. Hunt Transport Services, Inc.	585,000	95,325,750
Knight-Swift Transportation Holdings, Inc.	415,053	18,868,309
XPO Logistics, Inc. (b)	82,311	11,514,486
		125,708,545
		1,460,142,046
Technology — 20.2%
Computers — 1.7%
Crowdstrike Holdings, Inc. Class A (b)	164,000	41,214,840
Fortinet, Inc. (b)	238,000	56,689,220
Genpact Ltd.	402,945	18,305,791
KBR, Inc.	355,084	13,546,455
Leidos Holdings, Inc.	322,505	32,605,256
		162,361,562
Semiconductors — 6.9%
Advanced Micro Devices, Inc. (b)	241,409	22,675,547
Cree, Inc. (b)	226,499	22,181,047
Entegris, Inc.	567,000	69,723,990
KLA Corp.	291,710	94,575,299
Lam Research Corp.	65,885	42,871,370
Lattice Semiconductor Corp. (b)	207,000	11,629,260
Marvell Technology, Inc.	2,442,368	142,463,325
Microchip Technology, Inc.	1,348,381	201,906,571
Skyworks Solutions, Inc.	321,000	61,551,750
		669,578,159
Software — 11.6%
Atlassian Corp. PLC Class A (b)	268,692	69,016,227
Autodesk, Inc. (b)	60,283	17,596,608

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Bill.com Holdings, Inc. (b)	109,000	$19,966,620
Black Knight, Inc. (b)	697,000	54,352,060
Broadridge Financial Solutions, Inc.	184,000	29,721,520
Ceridian HCM Holding, Inc. (b)	731,000	70,117,520
Citrix Systems, Inc.	324,000	37,995,480
Clarivate PLC (b)	3,292,000	90,628,760
Clear Secure Inc. Class A (b)	97,028	3,881,120
Confluent, Inc. Class A (a) (b)	89,000	4,227,500
Coupa Software, Inc. (b)	115,399	30,247,232
DocuSign, Inc. (b)	366,000	102,322,620
Doximity, Inc. Class A (b)	140,000	8,148,000
Five9, Inc. (b)	238,454	43,730,079
HubSpot, Inc. (b)	23,178	13,506,284
Jack Henry & Associates, Inc.	92,000	15,042,920
MongoDB, Inc. (a) (b)	91,172	32,960,502
MSCI, Inc.	71,948	38,354,040
nCino, Inc. (b)	184,000	11,025,280
Paycom Software, Inc. (b)	138,858	50,470,717
Playtika Holding Corp. (b)	518,000	12,349,120
Procore Technologies, Inc. (b)	30,079	2,856,001
Procore Technologies, Inc., Lockup Shares (Acquired 7/15/20-12/09/20, Cost $2,972,913) (b) (c) (d)	54,836	4,946,344
PTC, Inc. (b)	245,000	34,608,700
Roper Technologies, Inc.	136,000	63,947,200
SentinelOne Inc. Class A (b)	121,114	5,147,345
Signify Health, Inc. Class A (b)	747,059	22,733,005
Splunk, Inc. (b)	205,914	29,771,046
Twilio, Inc. Class A (b)	123,346	48,618,059
Veeva Systems, Inc. Class A (b)	314,189	97,697,070
Workday, Inc. Class A (b)	68,070	16,251,032
Zynga, Inc. Class A (b)	4,430,000	47,090,900
		1,129,326,911
		1,961,266,632
Utilities — 1.0%
Electric — 1.0%
Ameren Corp.	322,000	25,772,880
Eversource Energy	184,000	14,764,159
Sempra Energy	412,000	54,581,758
		95,118,797

TOTAL COMMON STOCK (Cost $6,245,973,278)		9,429,606,570

PREFERRED STOCK — 1.3%
Consumer, Cyclical — 1.1%
Auto Manufacturers — 1.1%
Rivian Automotive, Inc., Series D (Acquired 12/23/19, Cost $11,560,694) (b) (c) (d) (f)	1,076,014	75,385,541
Rivian Automotive, Inc., Series E (Acquired 7/10/20, Cost $6,096,028) (b) (c) (d) (f)	393,546	27,571,833
		102,957,374

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 0.0%
JAND, Inc., Series AA (Acquired 11/19/20, Cost $755,582) (b) (c) (d) (f)	30,753	$754,390
JAND, Inc., Series B (Acquired 11/19/20, Cost $1,010) (b) (c) (d) (f)	41	1,006
		755,396
Consumer, Non-cyclical — 0.1%
Commercial Services — 0.0%
Redwood Materials, Inc., Series C (Acquired 5/28/21, Cost $3,678,889) (b) (c) (d) (f)	77,608	3,678,889
Wework Companies, Inc., Series D-1 (Acquired 12/09/14, Cost $1,394,302) (b) (c) (d) (f)	83,736	716,734
Wework Companies, Inc., Series D-2 (Acquired 12/09/14, Cost $1,095,513) (b) (c) (d) (f)	36,452	312,009
		4,707,632
Health Care – Services — 0.1%
Caris Life Sciences, Inc., Series D (Acquired 5/11/21, Cost $5,006,003) (b) (c) (d) (f)	618,025	5,006,003
		9,713,635
Financial — 0.0%
Investment Companies — 0.0%
Maplebear, Inc., Series I (Acquired 2/26/21, Cost $1,765,375) (b) (c) (d) (f)	14,123	1,765,375
Industrial — 0.1%
Electrical Components & Equipment — 0.1%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $7,310,569) (b) (c) (d) (f)	177,128	7,310,569
Technology — 0.0%
Software — 0.0%
Databricks, Inc., Series G (Acquired 2/01/21, Cost $2,400,675) (b) (c) (d) (f)	13,535	2,400,703

TOTAL PREFERRED STOCK (Cost $40,576,093)		124,903,052

TOTAL EQUITIES (Cost $6,286,549,371)		9,554,509,622

WARRANTS — 0.0%
Diversified — 0.0%
Holding Company – Diversified — 0.0%
Pershing Square Tontine Holdings Ltd., Expires 7/24/25 (b)	80,019	504,120

TOTAL WARRANTS (Cost $454,870)		504,120

MUTUAL FUNDS — 0.5%
Diversified Financial Services — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	52,343,015	52,343,015

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL MUTUAL FUNDS (Cost $52,343,015)		$52,343,015

TOTAL LONG-TERM INVESTMENTS (Cost $6,339,347,256)		9,607,356,757

SHORT-TERM INVESTMENTS — 1.9%

Mutual Fund — 1.1%
T. Rowe Price Government Reserve Investment Fund	103,877,547	103,877,547

Repurchase Agreement — 0.8%	Principal Amount
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (h)	$77,918,966	77,918,966

TOTAL SHORT-TERM INVESTMENTS (Cost $181,796,513)		181,796,513

TOTAL INVESTMENTS — 100.9% (Cost $6,521,143,769) (i)		9,789,153,270

Other Assets/(Liabilities) — (0.9)%		(86,542,499)

NET ASSETS — 100.0%		$9,702,610,771

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $178,367,453 or 1.84% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $129,909,969 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2021, these securities amounted to a value of $186,629,019 or 1.92% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2021, these securities amounted to a value of $186,629,019 or 1.92% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(f)	Investment was valued using significant unobservable inputs.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $77,918,966. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $79,477,397.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Basic Materials — 1.9%
Chemicals — 1.7%
Amyris, Inc. (a)	24,967	$408,710
Cabot Corp.	26,886	1,530,620
Danimer Scientific, Inc. (a)	25,852	647,593
Element Solutions, Inc.	119,515	2,794,261
Methanex Corp. (b)	55,617	1,839,254
Olin Corp.	75,221	3,479,723
Rogers Corp. (a)	11,172	2,243,337
		12,943,498
Iron & Steel — 0.2%
Allegheny Technologies, Inc. (a)	64,733	1,349,683
		14,293,181
Communications — 5.1%
Internet — 3.7%
Criteo SA Sponsored ADR (a)	57,690	2,609,319
Figs, Inc. Class A (a)	37,426	1,875,043
Magnite, Inc. (a)	29,322	992,256
Mimecast Ltd. (a)	46,938	2,490,061
Perficient, Inc. (a)	89,637	7,208,608
Q2 Holdings, Inc. (a)	22,536	2,311,743
RealReal, Inc. (a)	202,865	4,008,612
Shutterstock, Inc.	50,307	4,938,638
Squarespace, Inc. Class A (a)	25,000	1,485,250
The Honest Company, Inc., Lockup Shares (Acquired 8/03/15, Cost $650,636) (a) (c) (d)	30,058	470,107
		28,389,637
Media — 0.2%
The New York Times Co. Class A	32,785	1,427,787
Telecommunications — 1.2%
Calix, Inc. (a)	103,978	4,938,955
Ciena Corp. (a)	32,115	1,827,022
Viavi Solutions, Inc. (a)	129,290	2,283,261
		9,049,238
		38,866,662

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 15.6%
Apparel — 1.2%
Carter's, Inc.	21,148	$2,181,839
Deckers Outdoor Corp. (a)	3,451	1,325,426
Oxford Industries, Inc.	14,626	1,445,634
Steven Madden Ltd.	54,398	2,380,456
Wolverine World Wide, Inc.	44,860	1,509,090
		8,842,445
Auto Manufacturers — 0.3%
REV Group, Inc.	126,733	1,988,441
Auto Parts & Equipment — 1.4%
Dana, Inc.	134,931	3,205,961
Fox Factory Holding Corp. (a)	21,735	3,383,270
Proterra, Inc. (a) (b)	47,429	811,510
Visteon Corp. (a)	28,622	3,461,545
		10,862,286
Distribution & Wholesale — 0.4%
SiteOne Landscape Supply, Inc. (a)	18,969	3,210,693
Entertainment — 1.2%
Churchill Downs, Inc.	17,156	3,401,348
Cinemark Holdings, Inc. (a)	103,855	2,279,617
Penn National Gaming, Inc. (a)	15,638	1,196,151
Red Rock Resorts, Inc. Class A (a)	46,730	1,986,025
		8,863,141
Home Builders — 1.1%
Cavco Industries, Inc. (a)	10,362	2,302,333
Skyline Champion Corp. (a)	111,734	5,955,422
		8,257,755
Leisure Time — 2.1%
Acushnet Holdings Corp.	48,203	2,381,228
Planet Fitness, Inc. Class A (a)	56,343	4,239,811
Polaris, Inc.	13,915	1,905,798
YETI Holdings, Inc. (a)	79,594	7,308,321
		15,835,158
Lodging — 1.0%
Boyd Gaming Corp. (a)	79,119	4,865,027
Travel + Leisure Co.	45,323	2,694,453
		7,559,480
Retail — 6.9%
American Eagle Outfitters, Inc. (b)	92,340	3,465,520
BJ's Restaurants, Inc. (a)	36,304	1,783,979
Bloomin' Brands, Inc. (a) (b)	94,783	2,572,411
Boot Barn Holdings, Inc. (a)	18,844	1,583,838
Denny's Corp. (a)	104,582	1,724,557
FirstCash, Inc.	34,606	2,645,283

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Five Below, Inc. (a)	21,153	$4,088,240
Floor & Decor Holdings, Inc. Class A (a)	25,911	2,738,793
Freshpet, Inc. (a)	41,962	6,838,127
La-Z-Boy, Inc.	33,452	1,239,062
Lithia Motors, Inc.	12,498	4,294,813
Nu Skin Enterprises, Inc. Class A	42,693	2,418,558
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	81,291	6,839,012
Rush Enterprises, Inc. Class A	42,800	1,850,672
Texas Roadhouse, Inc.	36,383	3,500,045
Wingstop, Inc.	30,007	4,730,003
		52,312,913
		117,732,312
Consumer, Non-cyclical — 26.5%
Beverages — 0.4%
The Boston Beer Co., Inc. Class A (a)	2,836	2,894,989
Biotechnology — 7.9%
Acceleron Pharma, Inc. (a)	27,410	3,439,681
Akero Therapeutics, Inc. (a) (b)	28,458	706,043
Allakos, Inc. (a)	12,905	1,101,700
ALX Oncology Holdings, Inc. (a)	43,340	2,369,831
Amicus Therapeutics, Inc. (a)	175,569	1,692,485
Apellis Pharmaceuticals, Inc. (a)	62,913	3,976,102
Arena Pharmaceuticals, Inc. (a)	40,118	2,736,048
Arrowhead Pharmaceuticals, Inc. (a)	13,330	1,103,991
Ascendis Pharma A/S ADR (a)	9,435	1,241,174
Berkeley Lights, Inc. (a) (b)	17,942	803,981
BioAtla, Inc. (a)	37,728	1,598,913
Blueprint Medicines Corp. (a)	16,817	1,479,223
Deciphera Pharmaceuticals, Inc. (a)	21,827	799,086
Dicerna Pharmaceuticals, Inc. (a)	29,434	1,098,477
Freeline Therapeutics Holdings PLC (a)	27,351	222,911
Halozyme Therapeutics, Inc. (a)	56,521	2,566,619
ImmunoGen, Inc. (a)	119,872	789,956
Insmed, Inc. (a)	18,075	514,415
Karuna Therapeutics, Inc. (a)	6,636	756,438
Kodiak Sciences, Inc. (a) (b)	29,947	2,785,071
Mersana Therapeutics, Inc. (a)	109,414	1,485,842
NeoGenomics, Inc. (a)	80,872	3,652,988
PTC Therapeutics, Inc. (a)	25,231	1,066,514
RAPT Therapeutics, Inc. (a)	26,627	846,472
Revolution Medicines, Inc. (a)	52,784	1,675,364
Rocket Pharmaceuticals, Inc. (a)	42,537	1,883,964
Sage Therapeutics, Inc. (a)	13,189	749,267
TCR2 Therapeutics, Inc. (a)	93,145	1,528,509
TG Therapeutics, Inc. (a) (b)	101,809	3,949,171
Theravance Biopharma, Inc. (a) (b)	49,440	717,869
Turning Point Therapeutics, Inc. (a)	31,776	2,479,164
Ultragenyx Pharmaceutical, Inc. (a)	18,970	1,808,789
UroGen Pharma Ltd. (a) (b)	53,685	819,770
Veracyte, Inc. (a)	67,304	2,690,814
Y-mAbs Therapeutics, Inc. (a)	80,140	2,708,732
		59,845,374

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 4.9%
2U, Inc. (a) (b)	71,127	$2,963,862
Avalara, Inc. (a)	24,510	3,965,718
Chegg, Inc. (a)	52,583	4,370,173
Cross Country Healthcare, Inc. (a)	95,461	1,576,061
Green Dot Corp. Class A (a)	40,911	1,916,680
HealthEquity, Inc. (a)	11,500	925,520
Herc Holdings, Inc. (a)	35,982	4,032,503
Legalzoom.com Inc. (a)	3,400	128,690
LiveRamp Holdings, Inc. (a)	44,896	2,103,378
Multiplan Corp. (a) (b)	281,251	2,677,509
Paylocity Holding Corp. (a)	14,150	2,699,820
Repay Holdings Corp. (a)	100,442	2,414,626
Shift4 Payments, Inc. Class A (a)	20,998	1,967,933
Textainer Group Holdings Ltd. (a) (b)	48,061	1,623,020
TriNet Group, Inc. (a)	46,577	3,375,901
		36,741,394
Food — 0.9%
BellRing Brands, Inc. Class A (a)	73,178	2,293,399
Performance Food Group Co. (a)	42,554	2,063,443
Sanderson Farms, Inc.	12,914	2,427,445
		6,784,287
Health Care – Products — 7.6%
Avanos Medical, Inc. (a)	50,595	1,840,140
Axonics Inc. (a) (b)	41,737	2,646,543
Bio-Techne Corp.	8,107	3,650,258
CareDx, Inc. (a)	39,424	3,608,084
Glaukos Corp. (a)	12,905	1,094,731
Globus Medical, Inc. Class A (a)	94,860	7,354,496
Haemonetics Corp. (a)	28,456	1,896,308
Hill-Rom Holdings, Inc.	20,997	2,385,049
Inari Medical, Inc. (a)	19,066	1,778,476
Inspire Medical Systems, Inc. (a)	28,783	5,562,603
Integra LifeSciences Holdings Corp. (a)	37,395	2,551,835
Masimo Corp. (a)	10,863	2,633,734
NanoString Technologies, Inc. (a)	19,054	1,234,509
Omnicell, Inc. (a)	29,967	4,538,502
Penumbra, Inc. (a)	10,303	2,823,640
Quanterix Corp. (a)	14,797	867,992
Repligen Corp. (a)	31,552	6,298,410
Shockwave Medical, Inc. (a)	6,790	1,288,267
Tandem Diabetes Care, Inc. (a)	36,629	3,567,665
		57,621,242
Health Care – Services — 3.8%
Acadia Healthcare Co., Inc. (a)	42,854	2,689,089
Accolade, Inc. (a) (b)	56,034	3,043,207
Amedisys, Inc. (a)	21,050	5,155,776
LHC Group, Inc. (a)	28,735	5,754,471
Medpace Holdings, Inc. (a)	41,334	7,300,824
Oak Street Health, Inc. (a) (b)	40,725	2,385,263
Surgery Partners, Inc. (a)	40,068	2,669,330
		28,997,960

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 1.0%
Heron Therapeutics, Inc. (a) (b)	99,863	$1,549,874
Intellia Therapeutics, Inc. (a)	7,378	1,194,572
KalVista Pharmaceuticals, Inc. (a)	39,518	946,851
Kura Oncology, Inc. (a)	33,355	695,452
Myovant Sciences Ltd. (a) (b)	44,858	1,021,416
Owens & Minor, Inc.	32,300	1,367,259
Reata Pharmaceuticals, Inc. Class A (a) (b)	5,024	711,047
		7,486,471
		200,371,717
Energy — 1.9%
Energy – Alternate Sources — 1.2%
Atlantica Sustainable Infrastructure PLC (b)	64,373	2,395,963
First Solar, Inc. (a)	26,589	2,406,570
Maxeon Solar Technologies Ltd. (a)	138,253	2,962,762
Stem, Inc. (a)	21,914	789,123
SunPower Corp. (a)	23,021	672,674
		9,227,092
Oil & Gas — 0.7%
Delek US Holdings, Inc.	50,400	1,089,648
Matador Resources Co.	21,252	765,285
Viper Energy Partners LP (g)	96,975	1,826,039
Whiting Petroleum Corp. (a)	21,714	1,184,499
		4,865,471
		14,092,563
Financial — 11.7%
Banks — 3.5%
Ameris Bancorp	88,689	4,490,324
Atlantic Union Bankshares Corp.	70,785	2,563,833
BancorpSouth Bank	74,123	2,099,905
First Interstate BancSystem, Inc. Class A	47,789	1,999,014
Great Western Bancorp, Inc.	68,566	2,248,279
National Bank Holdings Corp. Class A	68,356	2,579,755
Pinnacle Financial Partners, Inc.	34,161	3,016,075
Seacoast Banking Corp. of Florida	72,076	2,461,395
Silvergate Capital Corp. Class A (a)	9,214	1,044,130
Simmons First National Corp. Class A	81,297	2,385,254
Western Alliance Bancorp	20,176	1,873,342
		26,761,306
Diversified Financial Services — 2.8%
Air Lease Corp.	48,269	2,014,748
Artisan Partners Asset Management, Inc. Class A	20,961	1,065,238
Cohen & Steers, Inc.	20,416	1,675,949
Evercore, Inc. Class A	17,464	2,458,407
Hamilton Lane, Inc. Class A	53,840	4,905,901
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	73,452	4,124,330
LPL Financial Holdings, Inc.	17,609	2,376,863
PRA Group, Inc. (a)	60,370	2,322,434

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
StepStone Group, Inc. Class A	5,200	$178,880
		21,122,750
Insurance — 1.7%
Assured Guaranty Ltd.	52,286	2,482,539
Kemper Corp.	22,306	1,648,413
Kinsale Capital Group, Inc.	12,201	2,010,359
MGIC Investment Corp.	174,430	2,372,248
Selective Insurance Group, Inc.	33,418	2,711,871
SiriusPoint Ltd. (a)	177,415	1,786,569
		13,011,999
Real Estate — 0.5%
McGrath RentCorp	30,896	2,520,187
Redfin Corp. (a) (b)	19,739	1,251,650
		3,771,837
Real Estate Investment Trusts (REITS) — 2.6%
Essential Properties Realty Trust, Inc.	171,787	4,645,120
JBG SMITH Properties	66,375	2,091,476
Life Storage, Inc.	21,207	2,276,571
PotlatchDeltic Corp.	36,811	1,956,505
PS Business Parks, Inc.	14,126	2,091,778
Ryman Hospitality Properties, Inc. (a)	30,332	2,395,015
Xenia Hotels & Resorts, Inc. (a)	236,209	4,424,195
		19,880,660
Savings & Loans — 0.6%
Sterling Bancorp	171,663	4,255,526
		88,804,078
Industrial — 16.6%
Aerospace & Defense — 0.5%
Mercury Systems, Inc. (a)	22,700	1,504,556
Spirit AeroSystems Holdings, Inc. Class A	45,141	2,130,204
		3,634,760
Building Materials — 2.5%
The AZEK Co., Inc (a)	38,889	1,651,227
Builders FirstSource, Inc. (a)	59,935	2,556,827
Gibraltar Industries, Inc. (a)	29,898	2,281,516
Louisiana-Pacific Corp.	66,579	4,014,048
Patrick Industries, Inc.	28,176	2,056,848
SPX Corp. (a)	26,522	1,619,964
Trex Co., Inc. (a)	46,646	4,767,688
		18,948,118
Electrical Components & Equipment — 0.9%
EnerSys	26,737	2,613,007
Novanta, Inc. (a)	33,842	4,560,548
		7,173,555

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 0.6%
II-VI, Inc. (a) (b)	59,274	$4,302,700
Engineering & Construction — 0.7%
Fluor Corp. (a) (b)	205,565	3,638,501
TopBuild Corp. (a)	7,803	1,543,277
		5,181,778
Environmental Controls — 0.7%
Casella Waste Systems, Inc. Class A (a)	43,440	2,755,399
Clean Harbors, Inc. (a)	26,459	2,464,391
		5,219,790
Hand & Machine Tools — 0.7%
Kennametal, Inc.	68,553	2,462,424
Regal Beloit Corp.	21,520	2,873,135
		5,335,559
Machinery – Construction & Mining — 0.1%
Argan, Inc.	10,108	483,061
Machinery – Diversified — 5.0%
Albany International Corp. Class A	24,318	2,170,625
Altra Industrial Motion Corp.	85,060	5,530,601
Applied Industrial Technologies, Inc.	36,252	3,301,107
Chart Industries, Inc. (a)	42,903	6,277,567
Colfax Corp. (a)	46,319	2,121,873
Curtiss-Wright Corp.	19,250	2,286,130
Hydrofarm Holdings Group, Inc. (a)	31,609	1,868,408
Kornit Digital Ltd. (a)	60,460	7,516,992
The Middleby Corp. (a)	15,969	2,766,789
Ranpak Holdings Corp. (a)	43,137	1,079,719
SPX FLOW, Inc.	50,038	3,264,479
		38,184,290
Metal Fabricate & Hardware — 1.6%
Advanced Drainage Systems, Inc.	49,787	5,803,670
Helios Technologies, Inc.	30,797	2,403,706
Rexnord Corp.	64,497	3,227,430
Xometry, Inc. Class A (a)	8,625	753,739
		12,188,545
Miscellaneous - Manufacturing — 1.5%
Enerpac Tool Group Corp.	84,920	2,260,570
Federal Signal Corp.	64,330	2,587,996
ITT, Inc.	49,305	4,515,845
John Bean Technologies Corp.	13,089	1,866,753
		11,231,164
Packaging & Containers — 0.3%
Graphic Packaging Holding Co.	133,961	2,430,053
Transportation — 1.2%
CryoPort, Inc. (a) (b)	36,294	2,290,152

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Kirby Corp. (a)	32,238	$1,954,912
Saia, Inc. (a)	21,517	4,507,596
		8,752,660
Trucking & Leasing — 0.3%
GATX Corp.	23,290	2,060,466
		125,126,499
Technology — 19.4%
Computers — 3.6%
CyberArk Software Ltd. (a)	19,164	2,496,494
Globant SA (a)	14,953	3,277,399
PAR Technology Corp. (a) (b)	39,514	2,763,609
Rapid7, Inc. (a)	81,535	7,715,657
Telos Corp. (a)	69,683	2,369,919
Varonis Systems, Inc. (a)	155,390	8,953,572
		27,576,650
Semiconductors — 5.7%
ACM Research, Inc. Class A (a) (b)	20,246	2,069,546
Ambarella, Inc. (a)	26,220	2,795,838
Entegris, Inc.	24,924	3,064,904
FormFactor, Inc. (a)	100,681	3,670,829
Lattice Semiconductor Corp. (a)	128,422	7,214,748
MACOM Technology Solutions Holdings, Inc. (a)	47,421	3,038,738
MKS Instruments, Inc.	42,764	7,609,854
Nova Measuring Instruments Ltd. (a) (b)	16,876	1,736,372
Power Integrations, Inc.	39,852	3,270,255
Synaptics, Inc. (a)	11,400	1,773,612
Tower Semiconductor Ltd. (a)	221,234	6,510,917
		42,755,613
Software — 10.1%
1Life Healthcare, Inc. (a)	20,924	691,747
Bandwidth, Inc. Class A (a) (b)	45,744	6,309,013
Bill.com Holdings, Inc. (a)	12,811	2,346,719
Cardlytics, Inc. (a) (b)	47,395	6,015,847
Cerence, Inc. (a) (b)	28,176	3,006,661
Clear Secure Inc. Class A (a)	6,126	245,040
Cloudera, Inc. (a)	186,747	2,961,807
Digital Turbine, Inc. (a)	58,286	4,431,485
Doximity, Inc. Class A (a)	8,607	500,927
Five9, Inc. (a)	23,199	4,254,465
Health Catalyst, Inc. (a)	41,678	2,313,546
j2 Global, Inc. (a) (b)	22,769	3,131,876
Jamf Holding Corp. (a)	67,982	2,282,156
Latch, Inc., Lockup Shares (Acquired 6/04/21, Cost $1,454,230) (a) (c) (d)	145,423	1,707,266
Lightspeed POS, Inc. (a)	35,746	2,988,723
Manhattan Associates, Inc. (a)	57,598	8,342,494
MarkLogic Corp. (Escrow Shares) (Acquired 11/11/20, Cost $25,755) (a) (c) (d) (e)	77,018	1,001
Momentive Global, Inc. (a)	105,376	2,220,272
Monday.com Ltd. (a)	2,924	653,777
New Relic, Inc. (a) (b)	27,258	1,825,468
Paymentus Holdings, Inc. (a)	14,395	511,023

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Payoneer Global, Inc., Lockup Shares (Acquired 2/03/21, Cost $255,000) (a) (c) (d)	25,500	$251,539
Phreesia, Inc. (a)	38,093	2,335,101
Porch Group, Inc. (Acquired 12/23/20, Cost $798,940) (a) (c) (d)	79,894	1,524,378
Porch Group, Inc. (a)	26,692	516,223
SailPoint Technologies Holding, Inc. (a) (b)	51,406	2,625,304
SentinelOne Inc. Class A (a)	2,200	93,500
Signify Health, Inc. Class A (a)	33,822	1,029,204
Sprout Social, Inc. Class A (a)	60,239	5,386,571
Verra Mobility Corp. (a)	177,557	2,729,051
Zynga, Inc. Class A (a)	303,060	3,221,528
		76,453,712
		146,785,975
Utilities — 0.3%
Electric — 0.3%
Portland General Electric Co.	49,246	2,269,256

TOTAL COMMON STOCK (Cost $562,326,447)		748,342,243

TOTAL EQUITIES (Cost $562,326,447)		748,342,243

RIGHTS — 0.0%
Financial — 0.0%
Diversified Financial Services — 0.0%
Decarbonization Plus Acquisition Corp. (Acquired 2/09/21, Cost $0) (a) (c) (d) (e)	64,700	—
One (Acquired 2/24/21, Cost $0) (a) (c) (d) (e)	178,500	—

TOTAL RIGHTS (Cost $0)		—

MUTUAL FUNDS — 1.9%
Diversified Financial Services — 1.9%
iShares Russell 2000 ETF	9,917	2,274,663
State Street Navigator Securities Lending Government Money Market Portfolio (f)	11,719,533	11,719,533

TOTAL MUTUAL FUNDS (Cost $13,971,284)		13,994,196

TOTAL LONG-TERM INVESTMENTS (Cost $576,297,731)		762,336,439

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (h)	$5,412,716	$5,412,716

TOTAL SHORT-TERM INVESTMENTS (Cost $5,412,716)		5,412,716

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 101.6% (Cost $581,710,447) (i)		$767,749,155

Other Assets/(Liabilities) — (1.6)%		(12,225,093)

NET ASSETS — 100.0%		$755,524,062

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $67,363,799 or 8.92% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $57,348,929 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2021, these securities amounted to a value of $3,954,291 or 0.52% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2021, these securities amounted to a value of $3,954,291 or 0.52% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	Investment was valued using significant unobservable inputs.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Security is a Master Limited Partnership.
(h)	Maturity value of $5,412,716. Collateralized by U.S. Government Agency obligations with rates ranging from 0.125% - 0.375%, maturity dates ranging from 4/15/25 - 7/15/25, and an aggregate market value, including accrued interest, of $5,521,017.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MM MSCI EAFE International Index Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.6%

COMMON STOCK — 96.0%
Australia — 6.8%
Afterpay Ltd. (a)	2,689	$237,966
The AGL Energy Ltd.	7,234	44,366
Ampol Ltd.	2,912	61,625
APA Group	14,397	95,922
Aristocrat Leisure Ltd.	6,998	226,096
ASX Ltd.	2,367	137,979
Aurizon Holdings Ltd.	23,803	66,448
AusNet Services Ltd.	22,416	29,362
Australia & New Zealand Banking Group Ltd.	34,384	724,288
BHP Group Ltd.	35,642	1,292,841
BlueScope Steel Ltd.	5,625	92,452
Brambles Ltd.	17,946	153,944
Cochlear Ltd.	805	151,989
Coles Group Ltd.	16,362	209,757
Commonwealth Bank of Australia	21,478	1,606,191
Computershare Ltd.	6,056	77,024
Crown Resorts Ltd. (a)	4,509	40,333
CSL Ltd.	5,498	1,176,174
Dexus	12,765	101,764
Domino's Pizza Enterprises Ltd.	743	67,170
Endeavour Group Ltd. (a) (b)	15,205	71,725
Evolution Mining Ltd.	20,954	70,945
Fortescue Metals Group Ltd.	20,755	363,243
Goodman Group	20,433	322,842
The GPT Group	21,615	79,156
Insurance Australia Group Ltd.	30,483	117,597
Lendlease Corp Ltd.	7,587	65,219
Macquarie Group Ltd.	4,123	483,580
Magellan Financial Group Ltd.	1,634	66,022
Medibank Pvt. Ltd.	33,970	80,454
Mirvac Group	49,515	107,934
National Australia Bank Ltd.	39,831	781,785
Newcrest Mining Ltd.	10,012	190,386
Northern Star Resources Ltd.	13,409	98,664
Orica Ltd.	5,221	52,022
Origin Energy Ltd.	21,305	71,754
Qantas Airways Ltd. (a)	11,575	40,583
QBE Insurance Group Ltd.	18,043	145,502
Ramsay Health Care Ltd.	2,237	105,443
REA Group Ltd.	575	72,917
Reece Ltd.	3,596	63,865
Rio Tinto Ltd.	4,549	432,078
Santos Ltd.	22,935	122,344
Scentre Group	63,066	128,983
SEEK Ltd.	4,025	100,065
Sonic Healthcare Ltd.	5,465	157,346
South32 Ltd.	58,367	128,246

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Stockland	29,016	$101,939
Suncorp Group Ltd.	15,653	130,048
Sydney Airport (a)	15,730	68,323
Tabcorp Holdings Ltd.	25,053	97,064
Telstra Corp. Ltd.	51,085	144,074
Transurban Group	32,728	350,076
Treasury Wine Estates Ltd.	8,820	77,242
Vicinity Centres	48,045	55,440
Washington H Soul Pattinson & Co. Ltd. (b)	1,298	32,845
Wesfarmers Ltd.	13,654	604,902
Westpac Banking Corp.	44,365	854,914
WiseTech Global Ltd.	1,913	45,784
Woodside Petroleum Ltd.	11,782	196,327
Woolworths Group Ltd.	15,205	434,274
		14,307,643
Austria — 0.2%
Erste Group Bank AG	3,212	117,743
OMV AG	1,788	102,003
Raiffeisen Bank International AG	1,797	40,660
Verbund AG	858	78,980
voestalpine AG	1,417	57,703
		397,089
Belgium — 0.9%
Ageas SA	2,136	118,462
Anheuser-Busch InBev SA	9,191	661,883
Elia Group SA/NV	383	40,412
Etablissements Franz Colruyt NV	676	37,806
Groupe Bruxelles Lambert SA	1,357	151,779
KBC Group NV	3,054	232,633
Proximus SADP	1,822	35,205
Sofina SA	188	81,130
Solvay SA	848	107,965
UCB SA	1,544	161,431
Umicore SA	2,413	147,510
		1,776,216
Bermuda — 0.1%
CK Infrastructure Holdings Ltd.	8,000	47,706
Hongkong Land Holdings Ltd.	14,200	67,644
Jardine Matheson Holdings Ltd.	2,600	166,321
		281,671
Cayman Islands — 0.6%
Budweiser Brewing Co. APAC Ltd. (c)	21,025	66,178
Chow Tai Fook Jewellery Group Ltd.	24,400	55,751
CK Asset Holdings Ltd.	24,745	170,824
CK Hutchison Holdings Ltd.	31,745	247,359
ESR Cayman Ltd. (a) (c)	23,600	79,639
Futu Holdings Ltd. ADR (a)	616	110,319
Melco Resorts & Entertainment Ltd. ADR (a)	2,717	45,021
Sands China Ltd. (a)	27,600	116,244
Sea Ltd. ADR (a)	172	47,231
WH Group Ltd. (c)	117,072	105,249
Wharf Real Estate Investment Co. Ltd.	20,000	116,305

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wynn Macau Ltd. (a)	19,600	$30,845
Xinyi Glass Holdings Co. Ltd.	22,000	89,680
		1,280,645
Denmark — 2.5%
Ambu A/S Class B	2,054	78,942
AP Moller - Maersk A/S Class A	39	108,377
AP Moller - Maersk A/S Class B	75	215,685
Carlsberg A/S Class B	1,255	234,293
Chr Hansen Holding A/S	1,298	117,165
Coloplast A/S Class B	1,450	238,044
Danske Bank A/S	8,442	148,410
Demant A/S (a)	1,191	67,232
DSV PANALPINA A/S	2,492	581,024
Genmab A/S (a)	779	317,740
GN Store Nord A/S	1,565	137,043
Novo Nordisk A/S Class B	20,813	1,741,258
Novozymes A/S Class B	2,546	192,140
Orsted A/S (c)	2,317	325,963
Pandora A/S	1,233	166,144
ROCKWOOL International A/S Class B	100	48,800
Tryg A/S	4,387	107,666
Vestas Wind Systems A/S	12,108	474,476
		5,300,402
Finland — 1.2%
Elisa OYJ	1,735	103,523
Fortum OYJ	5,414	149,319
Kesko OYJ Class B	3,279	121,125
Kone OYJ Class B	4,074	332,388
Neste OYJ	5,057	309,839
Nokia OYJ (a)	65,988	353,373
Nordea Bank Abp	39,048	434,478
Orion OYJ Class B	1,311	56,357
Sampo OYJ Class A	6,094	280,245
Stora Enso OYJ Class R	7,132	130,185
UPM-Kymmene OYJ	6,262	236,897
Wartsila OYJ Abp	5,587	82,996
		2,590,725
France — 10.3%
Accor SA (a)	2,054	76,750
Aeroports de Paris (a)	374	48,755
Air Liquide SA	5,740	1,005,786
Alstom SA (a)	3,415	172,562
Amundi SA (c)	765	67,398
Arkema SA	749	94,038
Atos SE	1,194	72,663
AXA SA	23,289	590,002
BioMerieux	506	58,811
BNP Paribas SA	13,607	852,126
Bollore SA	9,232	49,507
Bouygues SA	2,848	105,427
Bureau Veritas SA (a)	3,568	112,927
Capgemini SE	1,907	366,699
Carrefour SA	7,496	147,449

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cie de Saint-Gobain	6,211	$409,510
Cie Generale des Etablissements Michelin SCA	2,018	322,078
CNP Assurances	2,157	36,666
Covivio	612	52,358
Credit Agricole SA	14,107	197,433
Danone SA	7,970	561,310
Dassault Aviation SA	28	32,963
Dassault Systemes SE	1,579	383,065
Edenred	2,884	164,378
Eiffage SA	1,012	103,012
Electricite de France SA	5,850	79,874
Engie SA	22,345	306,333
EssilorLuxottica SA	3,436	634,448
Eurazeo SE	498	43,373
Faurecia SE	249	12,182
Faurecia SE	1,196	58,739
Gecina SA	532	81,533
Getlink SE	4,856	75,757
Hermes International	381	555,516
Iliad SA	181	26,530
Ipsen SA	464	48,273
Kering SA	907	793,689
Klepierre	2,496	64,345
L'Oreal SA	3,048	1,359,138
La Francaise des Jeux SAEM (c)	1,166	68,569
Legrand SA	3,191	337,939
LVMH Moet Hennessy Louis Vuitton SE	3,360	2,638,161
Orange SA	24,633	280,907
Orpea SA (a)	623	79,256
Pernod Ricard SA	2,515	558,225
Publicis Groupe SA	2,722	174,189
Remy Cointreau SA (b)	287	59,278
Renault SA (a)	2,403	97,151
Safran SA	4,116	571,072
Sanofi	13,707	1,436,297
Sartorius Stedim Biotech	339	160,369
Schneider Electric SE	6,526	1,027,287
SCOR SE (a) (b)	1,980	62,984
SEB SA	340	61,465
Societe Generale SA	9,635	283,719
Sodexo SA (a)	1,073	100,193
Suez SA (b)	4,229	100,547
Teleperformance	697	282,933
Thales SA	1,304	133,119
TotalEnergies SE	30,202	1,370,185
Ubisoft Entertainment SA (a)	1,132	79,258
Unibail Rodamco Westfield (a)	9,567	40,658
Unibail Rodamco Westfield (a)	1,042	90,252
Valeo SA	2,878	86,680
Veolia Environnement SA	6,593	199,198
Vinci SA	6,420	685,527
Vivendi SE	8,709	292,606
Wendel SE	330	44,341
Worldline SA (a) (c)	2,888	270,585
		21,896,353
Germany — 8.4%
adidas AG	2,301	856,821

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Allianz SE Registered	4,984	$1,242,691
BASF SE	11,065	871,944
Bayer AG Registered	11,855	720,093
Bayerische Motoren Werke AG	3,974	420,988
Bechtle AG	347	64,536
Beiersdorf AG	1,224	147,726
Brenntag SE	1,881	174,933
Carl Zeiss Meditec AG	492	95,073
Commerzbank AG (a)	12,611	89,475
Continental AG (a)	1,333	196,022
Covestro AG (c)	2,366	152,830
Daimler AG Registered	10,330	922,782
Delivery Hero AG (a) (c)	1,924	254,208
Deutsche Bank AG Registered (a)	25,303	329,607
Deutsche Boerse AG	2,277	397,453
Deutsche Lufthansa AG Registered (a) (b)	3,637	40,933
Deutsche Post AG Registered	11,980	815,131
Deutsche Telekom AG Registered	40,268	851,303
Deutsche Wohnen SE	4,170	255,275
E.ON SE	26,836	310,352
Evonik Industries AG	2,526	84,706
Fresenius Medical Care AG & Co. KGaA	2,494	207,173
Fresenius SE & Co. KGaA	5,122	267,268
GEA Group AG	1,883	76,270
Hannover Rueck SE	734	122,805
HeidelbergCement AG	1,845	158,296
HelloFresh SE (a)	2,026	196,978
Henkel AG & Co. KGaA	1,223	112,605
Infineon Technologies AG	15,679	628,741
KION Group AG	899	95,816
Knorr-Bremse AG	885	101,849
LANXESS AG	893	61,237
LEG Immobilien SE	869	125,203
Merck KGaA	1,591	305,424
MTU Aero Engines AG	652	161,546
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,715	469,818
Nemetschek SE	696	53,316
Puma SE	313	37,319
Puma SE	980	116,843
Rational AG	64	58,093
RWE AG	7,650	277,230
SAP SE	12,632	1,782,343
Scout24 AG (c)	1,082	91,331
Siemens AG Registered	9,254	1,466,295
Siemens Energy AG (a)	4,870	146,832
Siemens Healthineers AG (c)	3,276	200,891
Symrise AG	1,574	219,426
Teamviewer AG (a) (c)	2,010	75,718
Telefonica Deutschland Holding AG	12,247	32,318
Uniper SE	1,102	40,629
United Internet AG Registered	1,173	47,970
Volkswagen AG	399	130,976
Vonovia SE	6,454	417,644
Zalando SE (a) (c) (d) (e)	600	72,502
Zalando SE (a) (c)	2,035	246,004
		17,899,591

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hong Kong — 2.4%
AIA Group Ltd.	146,180	$1,816,824
The Bank of East Asia Ltd.	16,395	30,393
BOC Hong Kong Holdings Ltd.	45,500	154,226
CLP Holdings Ltd.	19,999	197,672
Galaxy Entertainment Group Ltd. (a)	27,000	216,133
Hang Lung Properties Ltd.	25,000	60,711
Hang Seng Bank Ltd.	8,900	177,681
Henderson Land Development Co. Ltd.	17,325	82,114
HK Electric Investments & HK Electric Investments Ltd. Class SS	31,706	32,138
HKT Trust & HKT Ltd.	47,840	65,189
Hong Kong & China Gas Co. Ltd.	137,290	213,247
Hong Kong Exchanges & Clearing Ltd.	14,481	863,157
Link REIT	25,503	246,747
MTR Corp. Ltd.	19,028	105,993
New World Development Co. Ltd.	18,722	97,297
Power Assets Holdings Ltd.	17,000	104,331
Sino Land Co. Ltd.	40,205	63,382
SJM Holdings Ltd. (a)	25,000	27,274
Sun Hung Kai Properties Ltd.	15,758	234,818
Swire Pacific Ltd. Class A	6,000	40,687
Swire Properties Ltd.	14,196	42,327
Techtronic Industries Co. Ltd.	16,903	295,823
		5,168,164
Ireland — 0.8%
CRH PLC	9,571	485,610
DCC PLC	1,232	100,920
Flutter Entertainment PLC (a)	1,985	359,806
James Hardie Industries PLC	5,439	184,728
Kerry Group PLC Class A	1,935	270,272
Kingspan Group PLC	1,893	178,811
Smurfit Kappa Group PLC	2,998	162,650
		1,742,797
Israel — 0.6%
Azrieli Group Ltd.	547	38,523
Bank Hapoalim B.M. (a)	13,821	110,934
Bank Leumi Le-Israel BM (a)	17,710	134,535
Check Point Software Technologies Ltd. (a)	1,367	158,750
CyberArk Software Ltd. (a)	475	61,878
Elbit Systems Ltd.	334	43,247
ICL Group Ltd.	7,427	50,385
Israel Discount Bank Ltd. Class A (a)	14,549	69,281
Mizrahi Tefahot Bank Ltd. (a)	1,761	54,223
Nice Ltd. (a)	755	186,122
Teva Pharmaceutical Industries Ltd. Sponsored ADR (a)	13,420	132,858
Wix.com Ltd. (a)	682	197,971
		1,238,707
Italy — 1.8%
Amplifon SpA	1,515	74,989
Assicurazioni Generali SpA	13,450	269,420
Atlantia SpA (a)	5,678	102,897
DiaSorin SpA	321	60,725
Enel SpA	98,209	912,488

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Eni SpA	30,849	$376,364
FinecoBank Banca Fineco SpA (a)	7,632	133,365
Infrastrutture Wireless Italiane SpA (c)	4,035	45,621
Intesa Sanpaolo SpA	198,529	547,951
Mediobanca Banca di Credito Finanziario SpA (a)	7,537	87,962
Moncler SpA	2,374	160,704
Nexi SpA (a) (c)	5,374	118,028
Poste Italiane SpA (c)	6,446	85,250
Prysmian SpA	3,082	110,542
Recordati Industria Chimica e Farmaceutica SpA	1,143	65,364
Snam SpA	24,584	142,273
Telecom Italia SpA	120,980	60,115
Terna SpA	16,970	126,440
UniCredit SpA	25,326	298,463
		3,778,961
Japan — 22.4%
ABC-Mart, Inc.	400	22,856
Acom Co. Ltd.	5,000	21,777
Advantest Corp.	2,400	215,189
Aeon Co. Ltd.	8,000	214,871
AGC, Inc. (b)	2,300	96,545
Aisin Corp.	1,800	76,939
Ajinomoto Co. Inc.	5,700	147,943
ANA Holdings, Inc. (a)	1,900	44,654
Asahi Group Holdings Ltd. (b)	5,600	261,562
Asahi Intecc Co. Ltd.	2,500	59,747
Asahi Kasei Corp.	15,300	167,547
Astellas Pharma, Inc.	22,200	386,449
Azbil Corp.	1,500	62,151
Bandai Namco Holdings, Inc.	2,400	166,576
Bridgestone Corp. (b)	6,900	313,832
Brother Industries Ltd.	2,900	57,848
Canon, Inc. (b)	12,200	275,879
Capcom Co. Ltd.	2,200	64,379
Casio Computer Co. Ltd.	2,500	41,776
Central Japan Railway Co.	1,700	257,755
The Chiba Bank Ltd.	6,200	37,323
Chubu Electric Power Co. Inc.	7,800	95,060
Chugai Pharmaceutical Co. Ltd.	8,200	322,971
Concordia Financial Group Ltd.	12,700	46,346
Cosmos Pharmaceutical Corp.	200	29,349
CyberAgent, Inc.	5,000	107,411
Dai Nippon Printing Co. Ltd.	2,800	59,175
Dai-ichi Life Holdings, Inc.	12,500	228,772
Daifuku Co. Ltd.	1,200	108,935
Daiichi Sankyo Co. Ltd.	20,300	437,357
Daikin Industries Ltd.	3,000	558,453
Daito Trust Construction Co. Ltd.	800	87,461
Daiwa House Industry Co. Ltd.	6,900	207,060
Daiwa House REIT Investment Corp.	23	67,812
Daiwa Securities Group, Inc.	16,400	89,753
Denso Corp.	5,300	361,397
Dentsu Group, Inc. (b)	2,600	92,981
Disco Corp.	400	122,317
East Japan Railway Co.	3,700	265,172
Eisai Co. Ltd.	2,900	283,400
ENEOS Holdings, Inc.	37,500	156,979

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
FANUC Corp.	2,300	$554,416
Fast Retailing Co. Ltd.	700	526,677
Fuji Electric Co. Ltd.	1,600	74,711
FUJIFILM Holdings Corp.	4,400	326,174
Fujitsu Ltd.	2,400	449,530
GLP J-REIT	51	87,987
GMO Payment Gateway, Inc.	500	64,999
Hakuhodo DY Holdings, Inc. (b)	2,900	44,981
Hamamatsu Photonics KK	1,700	102,489
Hankyu Hanshin Holdings, Inc.	2,800	86,215
Harmonic Drive Systems, Inc.	500	27,554
Hikari Tsushin, Inc. (b)	300	52,671
Hino Motors Ltd.	3,600	31,685
Hirose Electric Co. Ltd.	425	62,142
Hisamitsu Pharmaceutical Co., Inc.	600	29,532
Hitachi Construction Machinery Co. Ltd.	1,300	39,708
Hitachi Ltd.	11,700	669,601
Hitachi Metals Ltd. (a)	2,600	49,717
Honda Motor Co. Ltd.	19,600	628,366
Hoshizaki Corp.	700	59,463
Hoya Corp.	4,500	596,425
Hulic Co. Ltd. (b)	3,200	35,991
Ibiden Co. Ltd.	1,300	70,004
Idemitsu Kosan Co. Ltd.	2,571	62,055
Iida Group Holdings Co. Ltd.	1,800	46,319
Inpex Corp. (b)	12,600	94,432
Isuzu Motors Ltd.	6,800	90,193
Ito En Ltd. (b)	700	41,515
ITOCHU Corp.	14,500	416,799
Itochu Techno-Solutions Corp.	1,200	37,172
Japan Airlines Co. Ltd. (a)	1,800	38,944
Japan Exchange Group, Inc.	6,200	137,809
Japan Metropolitan Fund Invest	87	94,267
Japan Post Bank Co. Ltd.	5,000	41,880
Japan Post Holdings Co. Ltd.	19,300	158,763
Japan Post Insurance Co. Ltd.	2,900	53,413
Japan Real Estate Investment Corp.	15	92,204
Japan Tobacco, Inc. (b)	14,200	268,186
JFE Holdings, Inc.	5,300	62,083
JSR Corp.	2,500	75,582
Kajima Corp.	5,500	69,634
Kakaku.com, Inc.	1,700	51,361
The Kansai Electric Power Co., Inc.	7,800	74,138
Kansai Paint Co. Ltd.	2,200	56,042
Kao Corp. (b)	5,900	362,930
KDDI Corp.	19,300	601,759
Keio Corp.	1,300	76,388
Keisei Electric Railway Co. Ltd.	1,600	51,037
Keyence Corp.	2,400	1,210,665
Kikkoman Corp.	1,800	118,707
Kintetsu Group Holdings Co. Ltd. (a)	2,100	73,699
Kirin Holdings Co. Ltd. (b)	9,600	187,129
Kobayashi Pharmaceutical Co. Ltd.	600	51,244
Kobe Bussan Co. Ltd.	1,600	50,393
Koei Tecmo Holdings Co. Ltd.	780	38,071
Koito Manufacturing Co. Ltd.	1,300	80,817
Komatsu Ltd.	10,400	258,396
Konami Holdings Corp.	1,100	66,007

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Kose Corp.	400	$62,957
Kubota Corp. (b)	12,100	244,635
Kurita Water Industries Ltd.	1,200	57,556
Kyocera Corp.	3,900	241,003
Kyowa Kirin Co. Ltd.	3,300	116,510
Lasertec Corp.	900	174,531
Lawson, Inc.	600	27,754
Lion Corp. (b)	2,700	45,744
LIXIL Group Corp.	3,300	85,307
M3, Inc.	5,400	394,604
Makita Corp.	2,800	131,775
Marubeni Corp.	18,200	158,192
Mazda Motor Corp. (a)	7,100	66,688
McDonald's Holdings Co. Japan Ltd. (b)	1,000	44,111
Medipal Holdings Corp.	2,400	45,830
MEIJI Holdings Co. Ltd.	1,500	89,775
Mercari, Inc. (a)	1,200	63,770
MinebeaMitsumi, Inc.	4,500	118,977
MISUMI Group, Inc.	3,500	118,400
Mitsubishi Chemical Holding Corp.	15,700	131,598
Mitsubishi Corp.	15,100	411,315
Mitsubishi Electric Corp.	21,600	312,949
Mitsubishi Estate Co. Ltd.	14,400	232,788
Mitsubishi Gas Chemical Co., Inc.	1,900	40,271
Mitsubishi HC Capital, Inc.	8,100	43,233
Mitsubishi Heavy Industries Ltd.	3,900	114,690
Mitsubishi UFJ Financial Group, Inc.	147,200	794,638
Mitsui & Co. Ltd.	18,400	414,003
Mitsui Chemicals, Inc.	2,300	79,186
Mitsui Fudosan Co. Ltd.	10,800	250,036
Miura Co. Ltd.	1,100	47,656
Mizuho Financial Group, Inc.	29,500	415,673
MonotaRO Co. Ltd.	2,700	63,957
MS&AD Insurance Group Holdings, Inc.	5,400	155,886
Murata Manufacturing Co. Ltd.	7,000	534,170
Nabtesco Corp. (b)	1,400	52,936
NEC Corp.	3,000	154,389
Nexon Co. Ltd.	6,000	133,762
NGK Insulators Ltd.	3,200	53,667
NH Foods Ltd.	1,000	38,874
Nidec Corp.	5,400	625,430
Nihon M&A Center, Inc.	3,800	98,608
Nintendo Co. Ltd.	1,400	814,576
Nippon Building Fund, Inc.	17	106,029
Nippon Express Co. Ltd.	900	68,514
Nippon Paint Holdings Co. Ltd. (b)	8,700	118,021
Nippon Prologis REIT, Inc.	23	73,192
Nippon Sanso Holdings Corp.	1,800	36,876
Nippon Shinyaku Co. Ltd.	600	47,570
Nippon Steel Corp.	10,500	176,850
Nippon Telegraph & Telephone Corp.	15,400	401,147
Nippon Yusen KK	1,900	96,225
Nissan Chemical Corp.	1,500	73,414
Nissan Motor Co. Ltd. (a)	28,400	140,874
Nisshin Seifun Group, Inc.	2,400	35,097
Nissin Foods Holdings Co. Ltd.	800	57,604
Nitori Holdings Co. Ltd.	1,000	177,021
Nitto Denko Corp.	1,800	134,248

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Nomura Holdings, Inc.	37,600	$190,996
Nomura Real Estate Holdings, Inc.	1,300	32,968
Nomura Real Estate Master Fund, Inc.	49	78,543
Nomura Research Institute Ltd.	4,300	142,299
NSK Ltd.	4,600	38,860
NTT Data Corp.	7,200	112,276
Obayashi Corp.	8,100	64,317
Obic Co. Ltd.	800	148,992
Odakyu Electric Railway Co. Ltd.	3,600	90,730
Oji Holdings Corp.	9,900	56,758
Olympus Corp.	13,900	276,158
Omron Corp.	2,300	182,297
Ono Pharmaceutical Co. Ltd.	4,500	99,884
Oracle Corp.	500	38,268
Oriental Land Co. Ltd.	2,400	341,875
ORIX Corp.	14,400	242,302
Orix JREIT, Inc.	32	61,570
Osaka Gas Co. Ltd.	4,600	85,231
Otsuka Corp.	1,400	73,438
Otsuka Holdings Co. Ltd. (b)	4,800	198,992
Pan Pacific International Holding Corp.	5,000	103,810
Panasonic Corp.	26,400	305,341
PeptiDream, Inc. (a)	1,200	58,848
Persol Holdings Co. Ltd.	2,100	41,468
Pigeon Corp. (b)	1,400	39,303
Pola Orbis Holdings, Inc. (b)	1,200	31,703
Rakuten Group, Inc.	10,800	121,846
Recruit Holdings Co. Ltd.	16,400	806,977
Renesas Electronics Corp. (a)	15,300	165,529
Resona Holdings, Inc.	26,100	100,056
Ricoh Co. Ltd.	8,400	94,653
Rinnai Corp.	400	38,046
Rohm Co. Ltd.	1,100	101,761
Ryohin Keikaku Co. Ltd.	3,100	64,739
Santen Pharmaceutical Co. Ltd.	4,400	60,584
SBI Holdings, Inc.	3,042	71,928
SCSK Corp.	600	35,742
Secom Co. Ltd.	2,600	197,565
Seiko Epson Corp.	3,400	59,774
Sekisui Chemical Co. Ltd.	4,500	76,888
Sekisui House Ltd. (b)	7,500	153,768
Seven & i Holdings Co. Ltd.	9,200	438,555
SG Holdings Co. Ltd.	3,900	102,236
Sharp Corp. (b)	2,600	42,877
Shimadzu Corp.	2,800	108,203
Shimano, Inc.	900	213,411
Shimizu Corp.	6,700	51,305
Shin-Etsu Chemical Co. Ltd.	4,300	718,721
Shionogi & Co. Ltd.	3,200	166,769
Shiseido Co. Ltd. (b)	4,900	360,305
The Shizuoka Bank Ltd. (b)	5,500	42,364
SMC Corp.	700	413,462
Softbank Corp.	34,400	449,982
SoftBank Group Corp.	15,200	1,064,460
Sohgo Security Services Co. Ltd.	900	40,979
Sompo Holdings, Inc.	3,900	143,687
Sony Group Corp.	15,200	1,475,207
Square Enix Holdings Co. Ltd.	1,000	49,614

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Stanley Electric Co. Ltd.	1,300	$37,601
Subaru Corp.	7,500	147,897
SUMCO Corp.	3,300	80,591
Sumitomo Chemical Co. Ltd.	18,200	96,234
Sumitomo Corp.	13,800	184,625
Sumitomo Dainippon Pharma Co. Ltd.	2,300	47,979
Sumitomo Electric Industries Ltd.	9,200	135,667
Sumitomo Metal Mining Co. Ltd.	3,000	116,779
Sumitomo Mitsui Financial Group, Inc.	15,600	536,870
Sumitomo Mitsui Trust Holdings, Inc.	4,200	132,936
Sumitomo Realty & Development Co. Ltd.	3,800	135,747
Suntory Beverage & Food Ltd. (b)	1,700	63,803
Suzuki Motor Corp.	4,500	190,335
Sysmex Corp.	2,000	236,223
T&D Holdings, Inc.	6,600	85,756
Taisei Corp.	2,400	78,552
Taisho Pharmaceutical Holdings Co. Ltd.	400	21,310
Takeda Pharmaceutical Co. Ltd.	18,941	636,134
TDK Corp.	1,600	194,395
Terumo Corp.	7,900	320,009
THK Co. Ltd. (b)	1,400	41,745
TIS, Inc.	2,700	68,969
Tobu Railway Co. Ltd.	2,400	62,024
Toho Co. Ltd.	1,400	57,701
Toho Gas Co. Ltd.	900	44,062
Tohoku Electric Power Co., Inc.	5,400	42,282
Tokio Marine Holdings, Inc.	7,700	352,863
Tokyo Century Corp.	500	26,857
Tokyo Electric Power Co. Holdings, Inc. (a)	18,500	54,938
Tokyo Electron Ltd.	1,800	774,975
Tokyo Gas Co. Ltd.	4,600	86,457
Tokyu Corp.	6,200	84,292
TOPPAN, INC.	3,200	51,401
Toray Industries, Inc.	16,900	112,057
Toshiba Corp. (b)	5,000	216,344
Tosoh Corp.	3,200	55,162
TOTO Ltd.	1,700	87,947
Toyo Suisan Kaisha Ltd.	1,100	42,325
Toyota Industries Corp.	1,800	155,645
Toyota Motor Corp.	25,700	2,243,549
Toyota Tsusho Corp.	2,600	122,645
Trend Micro, Inc.	1,600	83,835
Tsuruha Holdings, Inc.	500	57,877
Unicharm Corp.	4,900	197,105
United Urban Investment Corp.	38	54,957
USS Co. Ltd.	2,700	47,080
Welcia Holdings Co. Ltd.	1,200	39,202
West Japan Railway Co.	2,000	113,987
Yakult Honsha Co. Ltd.	1,600	90,568
Yamada Denki Co. Ltd.	8,200	37,857
Yamaha Corp.	1,600	86,806
Yamaha Motor Co. Ltd. (b)	3,400	92,380
Yamato Holdings Co. Ltd.	3,600	102,370
Yaskawa Electric Corp.	2,900	141,654
Yokogawa Electric Corp.	2,800	41,493
Z Holdings Corp.	32,400	162,461

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ZOZO, Inc.	1,500	$50,992
		47,561,449
Luxembourg — 0.3%
ArcelorMittal SA	8,815	270,603
Aroundtown SA	12,157	94,716
Eurofins Scientific SE (a)	1,635	186,969
InPost SA (a)	2,436	48,941
Tenaris SA	5,770	63,182
		664,411
Netherlands — 5.4%
ABN AMRO Bank NV (a) (c)	5,306	64,051
Adyen NV (a) (c)	237	579,210
Aegon NV	21,857	90,588
Airbus SE (a)	7,112	915,887
Akzo Nobel NV	2,329	287,808
Argenx SE (a)	568	171,115
ASM International NV	578	190,047
ASML Holding NV	5,073	3,492,768
CNH Industrial NV	12,540	207,195
Davide Campari-Milano NV	6,374	85,496
EXOR NV	1,336	106,931
Ferrari NV	34	7,018
Ferrari NV	1,504	309,899
Heineken Holding NV	1,384	139,431
Heineken NV (b)	3,107	376,658
ING Groep NV	46,994	621,715
JDE Peet's NV (a) (b)	912	33,094
Just Eat Takeaway.com (a) (c)	2,197	202,918
Koninklijke Ahold Delhaize NV	12,778	379,917
Koninklijke DSM NV	2,074	387,196
Koninklijke KPN NV	41,166	128,606
Koninklijke Philips NV	11,006	545,615
Koninklijke Vopak NV	839	38,129
NN Group NV	3,345	157,659
Prosus NV	5,870	574,354
QIAGEN NV (a)	2,828	136,692
Randstad NV	1,452	111,129
Stellantis NV	13,089	258,242
Stellantis NV (b)	11,145	219,668
STMicroelectronics NV	8,326	302,251
Wolters Kluwer NV	3,294	331,072
		11,452,359
New Zealand — 0.3%
The a2 Milk Co. Ltd. (a) (b)	9,580	43,118
Auckland International Airport Ltd. (a)	13,821	70,229
Fisher & Paykel Healthcare Corp. Ltd.	7,062	153,609
Mercury NZ Ltd.	8,257	38,487
Meridian Energy Ltd.	13,498	50,219
Ryman Healthcare Ltd.	5,035	46,195
Spark New Zealand Ltd.	22,717	76,201
Xero Ltd. (a)	1,618	166,192
		644,250

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Norway — 0.6%
Adevinta ASA (a)	3,348	$64,181
DNB ASA	10,983	239,218
Equinor ASA	11,436	242,055
Gjensidige Forsikring ASA	2,528	55,735
Mowi ASA	5,395	137,240
Norsk Hydro ASA	16,444	105,044
Orkla ASA	9,029	91,976
Schibsted ASA Class A	860	41,524
Schibsted ASA Class B	1,234	51,412
Telenor ASA	8,568	144,573
Yara International ASA	2,134	112,403
		1,285,361
Papua New Guinea — 0.0%
Oil Search Ltd.	24,061	68,778
Portugal — 0.2%
Banco Espirito Santo SA (a) (e)	39,664	—
EDP - Energias de Portugal SA	33,824	179,417
Galp Energia SGPS SA	6,303	68,581
Jeronimo Martins SGPS SA	3,060	55,816
		303,814
Singapore — 1.0%
Ascendas REIT	40,032	87,975
CapitaLand Integrated Commercial Trust	54,962	85,407
CapitaLand Ltd.	32,146	88,800
City Developments Ltd.	4,900	26,603
DBS Group Holdings, Ltd.	21,622	479,813
Genting Singapore Ltd.	77,400	48,051
Keppel Corp. Ltd.	17,800	72,517
Mapletree Commercial Trust	25,800	41,496
Mapletree Logistics Trust	35,500	54,197
Oversea-Chinese Banking Corp. Ltd.	40,087	356,521
Singapore Airlines Ltd. (a)	16,849	60,873
Singapore Exchange Ltd.	10,000	83,246
Singapore Technologies Engineering Ltd.	19,900	57,430
Singapore Telecommunications Ltd.	100,700	171,862
United Overseas Bank Ltd.	14,293	274,861
UOL Group Ltd.	5,769	31,361
Venture Corp. Ltd.	3,400	48,640
Wilmar International Ltd.	23,400	78,425
		2,148,078
Spain — 2.4%
ACS Actividades de Construccion y Servicios SA	2,895	77,536
Aena SME SA (a) (c)	910	149,212
Amadeus IT Group SA (a)	5,374	377,934
Banco Bilbao Vizcaya Argentaria SA	80,046	497,994
Banco Santander SA	209,482	798,687
CaixaBank SA (b)	51,883	159,425
Cellnex Telecom SA (c)	6,085	387,636
EDP Renovaveis SA	3,508	81,290
Enagas SA	3,123	72,151
Endesa SA (b)	3,855	93,519

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ferrovial SA	5,896	$173,080
Grifols SA (b)	3,737	101,241
Iberdrola SA	69,776	850,250
Industria de Diseno Textil SA	13,354	470,552
Naturgy Energy Group SA	3,662	94,162
Red Electrica Corp. SA (b)	5,267	97,753
Repsol SA (b)	18,214	228,465
Siemens Gamesa Renewable Energy SA (a)	2,992	99,890
Telefonica SA	63,853	298,356
		5,109,133
Sweden — 3.4%
Alfa Laval AB	3,842	135,768
Assa Abloy AB Class B	12,289	370,254
Atlas Copco AB Class A	8,084	495,243
Atlas Copco AB Class B	4,746	249,721
Boliden AB	3,316	127,540
Electrolux AB Series B	2,839	78,755
Embracer Group AB (a)	3,144	85,070
Epiroc AB Class A	8,015	182,653
Epiroc AB Class B	4,369	85,771
EQT AB	2,974	107,990
Essity AB Class B	7,151	237,114
Evolution AB (c)	2,081	328,986
Fastighets AB Balder Class B (a)	1,291	81,016
Hennes & Mauritz AB Class B (a)	8,930	211,911
Hexagon AB Class B	23,500	348,388
Husqvarna AB Class B	5,064	67,319
ICA Gruppen AB	1,278	59,482
Industrivarden AB Class A	1,206	46,917
Industrivarden AB Class C	2,011	73,607
Investment AB Latour	1,869	61,351
Investor AB Class B	21,913	504,809
Kinnevik AB Class B	2,963	118,633
L E Lundbergforetagen AB Class B	947	61,111
Lundin Energy AB (b)	2,396	85,013
Nibe Industrier AB Class B	17,460	183,780
Sandvik AB	13,814	352,922
Securitas AB Class B	3,748	59,200
Sinch AB (a) (c)	5,580	93,921
Skandinaviska Enskilda Banken AB Class A	19,868	256,490
Skanska AB Class B	4,118	109,300
SKF AB Class B	4,664	118,817
Svenska Cellulosa AB Class B	7,401	121,308
Svenska Handelsbanken AB Class A	17,717	199,808
Swedbank AB Class A	11,062	205,691
Swedish Match AB	19,760	168,538
Tele2 AB Class B (b)	5,545	75,565
Telefonaktiebolaget LM Ericsson Class B	35,697	448,893
Telia Co AB	32,336	143,543
Volvo AB Class A (b)	2,189	54,304
Volvo AB Class B (b)	17,368	418,055
		7,214,557
Switzerland — 9.5%
ABB Ltd. Registered	20,941	710,832
Adecco Group AG Registered	1,885	128,123

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Alcon, Inc.	6,075	$425,535
Baloise Holding AG Registered	562	87,601
Banque Cantonale Vaudoise Registered	368	33,055
Barry Callebaut AG Registered	43	99,912
Chocoladefabriken Lindt & Spruengli AG	13	129,285
Chocoladefabriken Lindt & Spruengli AG Registered	1	104,728
Cie Financiere Richemont SA Registered	6,304	763,239
Clariant AG	2,605	51,812
Coca-Cola HBC AG	2,480	89,691
Credit Suisse Group AG Registered	30,151	315,567
EMS-Chemie Holding AG Registered	85	83,519
Geberit AG Registered	456	342,169
Givaudan SA Registered	113	525,568
Holcim Ltd.	2,012	120,713
Holcim Ltd. (b)	4,338	259,728
Julius Baer Group Ltd.	2,733	178,248
Kuehne & Nagel International AG Registered	661	226,249
Logitech International SA Registered	2,119	256,813
Lonza Group AG Registered	898	636,586
Nestle SA Registered	34,887	4,344,665
Novartis AG Registered	26,853	2,447,511
Partners Group Holding AG	271	410,691
Roche Holding AG	8,495	3,201,516
Roche Holding AG	394	160,046
Schindler Holding AG	489	149,611
Schindler Holding AG Registered	257	75,119
SGS SA Registered	71	219,031
Sika AG Registered (b)	1,705	557,507
Sonova Holding AG Registered	674	253,627
Straumann Holding AG Registered	126	200,918
The Swatch Group AG	363	124,591
The Swatch Group AG Registered	586	38,681
Swiss Life Holding AG Registered	390	189,547
Swiss Prime Site AG Registered	894	88,718
Swiss Re AG	3,676	331,307
Swisscom AG Registered	313	178,721
Temenos Group AG Registered	814	130,794
UBS Group AG Registered	44,191	676,630
Vifor Pharma AG	592	76,632
Zurich Insurance Group AG	1,837	736,540
		20,161,376
United Kingdom — 13.9%
3i Group PLC	11,902	193,459
Admiral Group PLC	2,365	102,923
Anglo American PLC	15,588	621,165
Antofagasta PLC	4,839	96,124
Ashtead Group PLC	5,362	398,268
Associated British Foods PLC	4,355	133,702
AstraZeneca PLC	15,883	1,905,931
Auto Trader Group PLC (a) (c)	11,773	103,247
Aveva Group PLC	1,403	72,046
Aviva PLC	46,712	262,674
BAE Systems PLC	39,282	283,993
Barclays PLC	208,452	494,391
Barratt Developments PLC	12,503	120,450
The Berkeley Group Holdings PLC	1,503	95,673
BHP Group PLC	25,501	751,658

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
BP PLC	245,862	$1,074,540
British American Tobacco PLC	26,379	1,028,311
The British Land Co. PLC	11,071	75,908
BT Group PLC (a)	109,247	293,403
Bunzl PLC	4,132	136,632
Burberry Group PLC (a)	4,944	141,601
Coca-Cola Europacific Partners PLC	2,506	148,656
Compass Group PLC (a)	21,339	450,062
Croda International PLC	1,698	173,202
Diageo PLC	28,294	1,355,948
Direct Line Insurance Group PLC	16,647	65,597
Entain PLC (a)	7,205	174,108
Evraz PLC	6,253	51,313
Experian PLC	10,963	422,921
Ferguson PLC	2,697	375,419
GlaxoSmithKline PLC	60,825	1,194,887
Glencore PLC	119,949	513,667
Halma PLC	4,631	172,616
Hargreaves Lansdown PLC	4,345	95,563
Hikma Pharmaceuticals PLC	2,100	71,106
HSBC Holdings PLC	246,462	1,422,283
Imperial Brands PLC	11,582	249,586
Informa PLC (a)	18,333	127,437
InterContinental Hotels Group PLC (a)	2,217	147,774
Intertek Group PLC	1,972	150,934
J Sainsbury PLC	20,413	76,798
JD Sports Fashion PLC	6,328	80,580
Johnson Matthey PLC	2,405	102,383
Kingfisher PLC	25,850	130,421
Land Securities Group PLC	8,867	82,967
Legal & General Group PLC	70,955	252,549
Lloyds Banking Group PLC	851,826	551,055
London Stock Exchange Group PLC	3,887	428,728
M&G PLC	32,166	102,041
Melrose Industries PLC	59,527	128,084
Mondi PLC	5,906	155,610
National Grid PLC	43,378	552,304
Natwest Group PLC	59,625	167,539
Next PLC (a)	1,638	178,267
Ocado Group PLC (a)	5,965	165,282
Pearson PLC	9,399	108,236
Persimmon PLC	3,680	150,852
Phoenix Group Holdings PLC	7,282	68,240
Prudential PLC	31,467	597,050
Reckitt Benckiser Group PLC	8,613	762,261
RELX PLC	23,264	618,044
Rentokil Initial PLC	22,702	155,525
Rio Tinto PLC	13,515	1,112,647
Rolls-Royce Holdings PLC (a)	102,474	140,583
Royal Dutch Shell PLC Class A	49,513	994,987
Royal Dutch Shell PLC Class B	44,866	871,766
The Sage Group PLC	13,581	128,652
Schroders PLC	1,529	74,397
Segro PLC	14,332	217,136
Severn Trent PLC	2,717	93,980
Smith & Nephew PLC	10,703	231,943
Smiths Group PLC	4,845	106,750
Spirax-Sarco Engineering PLC	905	170,616

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SSE PLC	12,380	$257,189
St. James's Place PLC	6,573	134,514
Standard Chartered PLC	32,811	209,056
Standard Life Aberdeen PLC	26,646	99,915
Taylor Wimpey PLC	44,695	98,483
Tesco PLC	95,249	294,030
Unilever PLC	31,814	1,860,768
United Utilities Group PLC	8,298	111,906
Vodafone Group PLC	322,974	543,219
Whitbread PLC (a)	2,454	106,201
Wm Morrison Supermarkets PLC	30,332	103,521
WPP PLC	14,884	201,498
		29,527,751

TOTAL COMMON STOCK (Cost $160,096,819)		203,800,281

PREFERRED STOCK — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG 2.590%
	688	61,838
Fuchs Petrolub SE 2.460%
	875	42,618
Henkel AG & Co. KGaA 2.130%
	2,116	223,406
Porsche Automobil Holding SE 2.350%
	1,879	201,343
Sartorius AG 0.150%
	321	167,093
Volkswagen AG 2.300%
	2,231	559,480
		1,255,778
Italy — 0.0%
Telecom Italia SpA 6.110%
	73,532	38,969

TOTAL PREFERRED STOCK (Cost $935,928)		1,294,747

TOTAL EQUITIES (Cost $161,032,747)		205,095,028

MUTUAL FUNDS — 1.7%
United States — 1.7%
iShares Core MSCI EAFE ETF	26,500	1,983,790
State Street Navigator Securities Lending Government Money Market Portfolio (f)	1,671,602	1,671,602

TOTAL MUTUAL FUNDS (Cost $3,672,021)		3,655,392

RIGHTS — 0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA (a)	2,895	4,051

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL RIGHTS (Cost $4,382)		$4,051

TOTAL LONG-TERM INVESTMENTS (Cost $164,709,150)		208,754,471

	Principal Amount
SHORT-TERM INVESTMENTS — 2.2%

Repurchase Agreement — 2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (g)	$4,714,704	$4,714,704

TOTAL SHORT-TERM INVESTMENTS (Cost $4,714,704)		4,714,704

TOTAL INVESTMENTS — 100.5% (Cost $169,423,854) (h)		213,469,175

Other Assets/(Liabilities) — (0.5)%		(1,058,297)

NET ASSETS — 100.0%		$212,410,878

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $6,387,568 or 3.01% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $5,055,597 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $4,235,145 or 1.99% of net assets.
(d)	Investment was valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2021, these securities amounted to a value of $72,502 or 0.03% of net assets.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $4,714,704. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $4,809,004.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of Montreal	9/15/21	EUR	669,552	USD	817,017	$(21,888)
Bank of New York Mellon	9/15/21	GBP	140,000	USD	193,596	98
BNP Paribas SA	9/15/21	CHF	90,000	USD	97,798	(336)
BNP Paribas SA	9/15/21	USD	89,982	AUD	120,000	(40)
BNP Paribas SA	9/15/21	USD	128,811	HKD	1,000,000	(2)
BNP Paribas SA	9/15/21	USD	87,043	CHF	80,000	410
BNP Paribas SA	9/17/21	USD	36,966	ILS	119,805	186
Citibank N.A.	9/15/21	AUD	137,188	USD	106,426	(3,509)
Citibank N.A.	9/15/21	CHF	45,330	USD	50,614	(1,526)
Citibank N.A.	9/15/21	SEK	804,954	USD	97,411	(3,289)
Citibank N.A.	9/15/21	EUR	310,000	USD	369,819	(1,677)
Citibank N.A.	9/15/21	GBP	309,699	USD	432,993	(4,515)
Citibank N.A.	9/15/21	USD	50,996	HKD	395,675	28
Citibank N.A.	9/15/21	USD	2,005	SGD	2,658	29
Citibank N.A.	9/15/21	USD	193,577	GBP	140,000	(117)
Citibank N.A.	9/15/21	USD	475,715	EUR	400,000	693
Morgan Stanley & Co. LLC	9/15/21	DKK	164,266	USD	26,880	(649)
Morgan Stanley & Co. LLC	9/15/21	JPY	139,877,366	USD	1,273,422	(13,554)
Morgan Stanley & Co. LLC	9/15/21	EUR	450,000	USD	535,958	(1,558)
Morgan Stanley & Co. LLC	9/15/21	USD	12,167	NOK	101,065	425
Morgan Stanley & Co. LLC	9/15/21	USD	292,359	JPY	32,170,000	2,606
						$(48,185)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Hang Seng Index	7/29/21	1	$185,101	$(732)
Topix Index	9/09/21	8	1,406,841	(7,678)
SPI 200 Index	9/16/21	5	678,251	(1,140)
Euro Stoxx 50 Index	9/17/21	51	2,486,598	(34,105)
FTSE 100 Index	9/17/21	11	1,070,455	(8,281)
				$(51,936)

Currency Legend

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

MassMutual Overseas Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 98.3%
Australia — 0.9%
AMP Ltd.	1,560,838	$1,321,002
Brambles Ltd.	215,800	1,851,176
Orica Ltd.	283,615	2,825,928
		5,998,106
Belgium — 1.0%
Anheuser-Busch InBev SA	37,700	2,714,937
KBC Group NV	55,581	4,233,775
		6,948,712
Brazil — 0.2%
Ambev SA ADR	457,587	1,574,099
Canada — 3.5%
Canadian National Railway Co. (a)	78,165	8,247,971
Cenovus Energy, Inc.	307,017	2,937,417
Intact Financial Corp.	16,713	2,270,600
Open Text Corp.	61,000	3,097,733
Restaurant Brands International, Inc.	27,200	1,752,768
Suncor Energy, Inc.	109,887	2,631,934
The Toronto-Dominion Bank	41,147	2,883,543
		23,821,966
Cayman Islands — 1.6%
Alibaba Group Holding Ltd. (b)	74,740	2,117,594
Alibaba Group Holding Ltd. Sponsored ADR (b)	9,500	2,154,410
NetEase, Inc.	88,100	2,032,434
Tencent Holdings Ltd.	61,400	4,618,455
		10,922,893
Denmark — 2.0%
Carlsberg A/S Class B	20,883	3,898,595
Novo Nordisk A/S Class B	117,341	9,816,986
		13,715,581
Finland — 0.3%
UPM-Kymmene OYJ	53,600	2,027,733
France — 16.1%
Accor SA (b)	126,592	4,730,237
Air Liquide SA	74,209	13,003,204
BNP Paribas SA	125,431	7,855,003
Capgemini SE	62,824	12,080,484

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cie Generale des Etablissements Michelin SCA	18,613	$2,970,682
Danone SA	6,210	436,194
Danone SA	63,357	4,462,101
Dassault Systemes SE	14,304	3,470,149
Engie SA	280,181	3,841,064
EssilorLuxottica SA	37,957	7,008,662
L'Oreal SA	10,675	4,760,105
Legrand SA	44,990	4,764,615
LVMH Moet Hennessy Louis Vuitton SE	15,031	11,801,844
Pernod Ricard SA	38,233	8,486,137
Publicis Groupe SA	49,377	3,159,779
Schneider Electric SE	92,857	14,617,041
Valeo SA	108,730	3,274,744
		110,722,045
Germany — 14.2%
Allianz SE Registered	30,640	7,639,657
Bayer AG Registered	239,114	14,524,190
Bayer AG Registered	400	24,349
Bayerische Motoren Werke AG	77,985	8,261,385
Beiersdorf AG	64,745	7,814,176
Continental AG (b)	49,180	7,232,072
Daimler AG Registered	88,773	7,930,118
Deutsche Boerse AG	49,120	8,573,961
Fresenius Medical Care AG & Co. KGaA	62,400	5,183,487
Fresenius SE & Co. KGaA	27,400	1,429,745
Henkel AG & Co. KGaA	16,700	1,537,610
Merck KGaA	36,466	7,000,375
MTU Aero Engines AG	10,165	2,518,583
SAP SE	102,471	14,458,397
thyssenkrupp AG (b)	500	5,191
thyssenkrupp AG (b)	369,117	3,847,285
		97,980,581
Hong Kong — 1.8%
AIA Group Ltd.	995,400	12,371,508
India — 2.2%
Axis Bank Ltd. (b)	314,805	3,175,662
HDFC Bank Ltd.	99,494	2,005,410
Housing Development Finance Corp. Ltd.	119,588	3,993,882
Tata Consultancy Services Ltd.	130,573	5,892,422
		15,067,376
Indonesia — 0.2%
Bank Mandiri Persero Tbk PT	3,147,200	1,278,020
Ireland — 1.8%
Linde PLC (b)	18,768	5,422,779
Ryanair Holdings PLC (b)	11,700	221,486
Ryanair Holdings PLC Sponsored ADR (b)	62,352	6,747,110
		12,391,375
Israel — 0.7%
Check Point Software Technologies Ltd. (b)	42,597	4,946,790

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Italy — 2.3%
Eni SpA	211,330	$2,578,270
Intesa Sanpaolo SpA	4,848,356	13,381,730
		15,960,000
Japan — 11.4%
Daikin Industries Ltd.	41,800	7,781,110
Denso Corp.	54,600	3,723,073
Hitachi Ltd.	181,400	10,381,676
Hoya Corp.	57,000	7,554,714
Japan Tobacco, Inc. (a)	170,800	3,225,788
Koito Manufacturing Co. Ltd.	58,300	3,624,310
Komatsu Ltd.	67,500	1,677,093
Kose Corp.	19,900	3,132,127
Kubota Corp. (a)	317,000	6,409,043
Kyocera Corp.	81,100	5,011,620
Olympus Corp.	270,500	5,374,156
Shin-Etsu Chemical Co. Ltd.	17,200	2,874,884
SMC Corp.	7,600	4,489,018
Sony Group Corp.	35,800	3,474,500
Terumo Corp.	154,500	6,258,403
Toyota Motor Corp.	36,900	3,221,282
		78,212,797
Mexico — 0.5%
Grupo Televisa SAB Sponsored ADR	255,500	3,648,540
Netherlands — 6.0%
Akzo Nobel NV	55,040	6,801,605
CNH Industrial NV	404,397	6,681,743
EXOR NV	53,100	4,250,034
ING Groep NV	417,681	5,525,779
Koninklijke Philips NV	150,481	7,459,990
QIAGEN NV (b)	78,713	3,804,619
Randstad NV	65,392	5,004,779
Wolters Kluwer NV	16,326	1,640,887
		41,169,436
Portugal — 0.4%
Galp Energia SGPS SA	249,918	2,719,285
Republic of Korea — 0.5%
NAVER Corp.	7,980	2,959,138
Samsung Electronics Co. Ltd.	2,350	168,437
		3,127,575
Singapore — 0.7%
DBS Group Holdings, Ltd.	227,400	5,046,226
South Africa — 0.8%
Naspers Ltd.	27,600	5,798,031
Spain — 1.1%
Amadeus IT Group SA (b)	112,959	7,943,990

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sweden — 1.5%
Essity AB Class B	57,235	$1,897,805
Hennes & Mauritz AB Class B (b)	148,794	3,530,919
SKF AB Class B	101,500	2,585,747
Volvo AB Class B (a)	102,400	2,464,810
		10,479,281
Switzerland — 12.6%
Cie Financiere Richemont SA Registered	69,533	8,418,508
Credit Suisse Group AG Registered	675,425	7,069,152
Holcim Ltd.	50,384	3,022,864
Julius Baer Group Ltd.	57,465	3,747,912
Nestle SA Registered	140,603	17,510,044
Novartis AG Registered	114,279	10,415,936
Roche Holding AG	46,200	17,411,422
Sika AG Registered (a)	14,456	4,726,878
The Swatch Group AG	4,395	1,508,477
UBS Group AG Registered	475,543	7,281,270
Zurich Insurance Group AG	14,394	5,771,236
		86,883,699
Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	61,188	7,352,350
United Kingdom — 12.3%
Bunzl PLC	22,130	731,767
Compass Group PLC (b)	374,480	7,898,184
Diageo PLC	164,811	7,898,321
Experian PLC	154,836	5,973,121
Glencore PLC	1,762,000	7,545,546
Liberty Global PLC Series A (b)	170,000	4,617,200
Lloyds Banking Group PLC	14,109,700	9,127,705
Natwest Group PLC	1,280,700	3,598,618
Prudential PLC	146,700	2,783,462
Reckitt Benckiser Group PLC	53,056	4,695,520
RELX PLC	263,168	6,991,459
Rio Tinto PLC	61,369	5,052,315
Rolls-Royce Holdings PLC (b)	2,691,448	3,692,372
Schroders PLC	57,568	2,801,094
Smiths Group PLC	191,231	4,213,381
Tesco PLC	1,276,735	3,941,226
WPP PLC	212,044	2,870,632
		84,431,923
United States — 0.6%
Yum China Holdings, Inc.	59,306	3,929,022

TOTAL COMMON STOCK (Cost $514,841,866)		676,468,940

PREFERRED STOCK — 0.0%
Germany — 0.0%
Henkel AG & Co. KGaA 2.130%
	1,900	200,601

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL PREFERRED STOCK (Cost $138,707)		$200,601

TOTAL EQUITIES (Cost $514,980,573)		676,669,541

	Principal Amount
BONDS & NOTES — 0.1%

CORPORATE DEBT — 0.1%
United Kingdom — 0.1%
Credit Suisse Group Guernsey VII Ltd.
3.000% 11/12/21 CHF (c) (d)	$400,000	483,545
3.000% 11/12/21 CHF (c) (d)	335,000	405,548
		889,093

TOTAL CORPORATE DEBT (Cost $806,878)		889,093

TOTAL BONDS & NOTES (Cost $806,878)		889,093

	Number of Shares
MUTUAL FUNDS — 0.8%
United States — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio (e)	5,396,216	5,396,216

TOTAL MUTUAL FUNDS (Cost $5,396,216)		5,396,216

TOTAL LONG-TERM INVESTMENTS (Cost $521,183,667)		682,954,850

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (f)	$7,978,732	7,978,732

TOTAL SHORT-TERM INVESTMENTS (Cost $7,978,732)		7,978,732

TOTAL INVESTMENTS — 100.4% (Cost $529,162,399) (g)		690,933,582

Other Assets/(Liabilities) — (0.4)%		(2,496,968)

NET ASSETS — 100.0%		$688,436,614

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $17,164,070 or 2.49% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $12,655,850 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $889,093 or 0.13% of net assets.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)	Maturity value of $7,978,732. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $8,138,345.
(g)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Overseas Fund — Portfolio of Investments (Continued)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
State Street Bank and Trust Co.	12/15/21	USD	3,425,113	CHF	3,065,000	$97,037

Currency Legend

CHF	Swiss Franc
USD	U.S. Dollar

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 96.6%
Australia — 2.2%
Australia & New Zealand Banking Group Ltd.	107,861	$2,272,057
BHP Group Ltd.	277,298	10,058,421
Challenger Ltd.	203,921	827,088
Downer EDI Ltd.	660,791	2,776,323
IGO Ltd.	569,545	3,256,355
Incitec Pivot Ltd.	1,069,319	1,911,642
Macquarie Group Ltd.	19,115	2,241,968
Rio Tinto Ltd.	14,447	1,372,221
Scentre Group	1,344,973	2,750,751
South32 Ltd.	2,465,057	5,416,314
Treasury Wine Estates Ltd.	253,517	2,220,190
Worley Ltd.	394,327	3,535,923
		38,639,253
Austria — 0.7%
BAWAG Group AG (a)	75,736	4,030,664
Erste Group Bank AG	233,600	8,563,115
		12,593,779
Belgium — 0.4%
Anheuser-Busch InBev SA	26,941	1,940,136
KBC Group NV	39,353	2,997,638
Umicore SA	38,843	2,374,525
		7,312,299
Bermuda — 0.4%
China Resources Gas Group Ltd.	392,000	2,352,717
Credicorp Ltd. (b)	14,217	1,721,821
Hongkong Land Holdings Ltd.	299,400	1,426,244
Kunlun Energy Co. Ltd.	2,062,000	1,901,513
		7,402,295
Brazil — 1.0%
Ambev SA	279,200	958,210
B3 SA - Brasil Bolsa Balcao	596,900	2,018,549
Banco BTG Pactual SA	52,700	1,293,289
BRF SA (b)	133,000	730,808
EDP - Energias do Brasil SA	463,571	1,647,822
Lojas Renner SA	118,958	1,057,846
Magazine Luiza SA	572,686	2,435,222
Raia Drogasil SA	513,230	2,549,743
Rede D'Or Sao Luiz SA (a)	197,564	2,741,936

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Suzano SA (b)	120,281	$1,446,380
		16,879,805
British Virgin Islands — 0.1%
Mail.ru Group Ltd. GDR (a) (b)	41,896	949,862
Canada — 3.2%
ARC Resources Ltd. (c)	236,396	2,011,921
Element Fleet Management Corp. (c)	260,742	3,041,569
Franco-Nevada Corp.	16,930	2,456,871
Lundin Mining Corp.	177,530	1,601,150
Magna International, Inc.	102,335	9,480,314
Manulife Financial Corp.	123,766	2,436,181
National Bank of Canada (c)	103,409	7,738,991
Shopify, Inc. Class A (b)	2,555	3,732,804
Sun Life Financial, Inc.	222,806	11,488,996
TC Energy Corp. (c)	52,434	2,594,629
TMX Group Ltd.	49,985	5,279,958
Waste Connections, Inc.	32,908	3,930,203
		55,793,587
Cayman Islands — 6.0%
AAC Technologies Holdings, Inc.	121,000	905,472
Alibaba Group Holding Ltd. (b)	172,380	4,884,009
Alibaba Group Holding Ltd. Sponsored ADR (b)	96,339	21,847,758
Baidu, Inc. Sponsored ADR (b)	40,471	8,252,037
China Mengniu Dairy Co. Ltd. (b)	1,341,000	8,109,081
CK Hutchison Holdings Ltd.	339,500	2,645,409
Dlocal Ltd. (b)	11,583	608,455
ENN Energy Holdings Ltd.	80,300	1,528,621
Greentown Service Group Co. Ltd.	526,000	816,676
JOYY, Inc. ADR	55,386	3,653,814
Kanzhun Ltd. (b)	12,686	503,000
Kingboard Holdings Ltd.	191,500	1,063,026
Kuaishou Technology (a) (b)	9,000	225,803
Meituan Class B (a) (b)	49,600	2,048,558
New Oriental Education & Technology Group, Inc. Sponsored ADR (b)	93,600	766,584
Pagseguro Digital Ltd. Class A (b) (c)	27,837	1,556,645
Sea Ltd. ADR (b)	1,139	312,769
Sino Biopharmaceutical Ltd.	1,435,000	1,408,384
StoneCo Ltd. Class A (b)	49,202	3,299,486
TAL Education Group Sponsored ADR (b)	25,296	638,218
Tencent Holdings Ltd.	333,300	25,070,538
Tencent Music Entertainment Group ADR (b)	38,200	591,336
Tongcheng-Elong Holdings Ltd. (b)	817,200	2,046,175
Trip.com Group Ltd. ADR (b)	44,850	1,590,381
Vipshop Holdings Ltd. ADR (b)	42,557	854,545
Weibo Corp. Sponsored ADR (b)	48,949	2,575,696
Wuxi Biologics Cayman, Inc. (a) (b)	79,500	1,457,139
XP, Inc. Class A (b)	74,703	3,253,316
Zhongsheng Group Holdings Ltd.	170,000	1,414,470
		103,927,401
Chile — 0.1%
Banco Santander Chile Sponsored ADR	86,606	1,720,861

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
China — 3.0%
Anhui Conch Cement Co. Ltd. Class H	372,500	$1,976,611
Beijing Capital International Airport Co. Ltd. Class H (b)	2,076,000	1,376,995
BTG Hotels Group Co. Ltd. Class A	427,425	1,577,989
China Construction Bank Corp. Class H	3,238,000	2,543,463
China Merchants Bank Co. Ltd. Class H	184,500	1,574,328
Fuyao Glass Industry Group Co. Ltd.	114,000	985,825
Gree Electric Appliances, Inc. of Zhuhai Class A	1,037,600	8,368,850
Guangzhou Automobile Group Co. Ltd. Class H	1,210,000	1,086,251
Hisense Home Appliances Group Co. Ltd.	636,000	1,414,592
Hongfa Technology Co. Ltd.	130,800	1,269,978
Huayu Automotive Systems Co. Ltd.	284,100	1,155,634
Jiangsu Hengrui Medicine Co. Ltd. Class A	98,460	1,035,986
Kweichow Moutai Co. Ltd. Class A	18,498	5,890,504
Midea Group Co. Ltd. Class A	101,000	1,116,854
NARI Technology Co. Ltd.	1,001,899	3,604,933
PICC Property & Casualty Co. Ltd. Class H	2,008,000	1,756,453
Ping An Bank Co. Ltd. Class A	329,500	1,153,779
Ping An Insurance Group Co. of China Ltd. Class A	153,300	1,525,392
Ping An Insurance Group Co. of China Ltd. Class H	634,000	6,189,703
Sinopharm Group Co. Ltd. Class H	350,800	1,043,715
Songcheng Performance Development Co. Ltd.	555,000	1,442,279
Tsingtao Brewery Co. Ltd. Class H	120,000	1,290,840
Yifeng Pharmacy Chain Co. Ltd. Class A	157,916	1,370,992
Zhejiang Runtu Co. Ltd.	985,153	1,349,429
		52,101,375
Cyprus — 0.1%
Ozon Holdings PLC (b) (c)	18,010	1,055,746
Czech Republic — 0.1%
Komercni banka AS (b)	27,915	982,617
Denmark — 0.2%
Chr Hansen Holding A/S	16,860	1,521,880
Genmab A/S (b)	3,694	1,506,716
		3,028,596
Finland — 0.7%
Kojamo OYJ	58,737	1,342,202
Sampo OYJ Class A	186,315	8,568,089
Stora Enso OYJ Class R	131,460	2,399,628
		12,309,919
France — 7.2%
Air Liquide SA	39,384	6,901,025
Alstom SA (b)	47,820	2,416,368
AXA SA	480,136	12,163,735
BNP Paribas SA	151,883	9,511,535
Dassault Aviation SA	6,088	7,167,061
Electricite de France SA	201,822	2,755,613
Engie SA	535,400	7,339,920
EssilorLuxottica SA	51,546	9,517,835
Eutelsat Communications SA	124,236	1,452,016
Ipsen SA	14,257	1,483,247
Kering SA	3,048	2,667,215

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
L'Oreal SA	11,021	$4,914,390
Legrand SA	21,064	2,230,759
LVMH Moet Hennessy Louis Vuitton SE	2,243	1,761,129
Orange SA	146,733	1,673,296
Safran SA	14,280	1,981,270
Sanofi	181,653	19,034,630
Teleperformance	5,730	2,325,975
Thales SA	126,431	12,906,682
TotalEnergies SE (c)	263,634	11,960,375
Valeo SA	45,914	1,382,844
		123,546,920
Germany — 5.8%
Auto1 Group SE (a) (b)	17,064	749,643
BASF SE	74,029	5,833,630
Bayer AG Registered	165,305	10,040,906
Beiersdorf AG	27,760	3,350,398
Covestro AG (a)	74,601	4,818,799
Daimler AG Registered	48,502	4,332,698
Deutsche Boerse AG	27,367	4,776,946
Evotec SE (b)	104,881	4,755,820
Fresenius SE & Co. KGaA	126,550	6,603,440
GEA Group AG	64,312	2,604,930
HeidelbergCement AG	26,726	2,293,019
KION Group AG	34,103	3,634,720
Knorr-Bremse AG	35,661	4,103,999
MorphoSys AG (b)	22,455	1,741,930
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	29,606	8,110,460
SAP SE	25,203	3,556,079
Siemens AG Registered	93,919	14,881,457
Siemens Healthineers AG (a)	54,936	3,368,780
Stroeer SE & Co KGaA	17,444	1,397,140
Teamviewer AG (a) (b)	39,191	1,476,359
Telefonica Deutschland Holding AG	473,382	1,249,178
Zalando SE (a) (b)	52,061	6,293,478
		99,973,809
Hong Kong — 1.7%
AIA Group Ltd.	1,354,400	16,833,404
Beijing Enterprises Holdings Ltd.	234,500	832,074
China Overseas Land & Investment Ltd.	546,500	1,241,647
China Resources Beer Holdings Company Ltd.	236,000	2,117,633
Fosun International Ltd.	1,405,000	2,021,098
Galaxy Entertainment Group Ltd. (b)	414,000	3,314,037
Guangdong Investment Ltd.	1,382,000	1,986,415
Hong Kong Exchanges & Clearing Ltd.	16,500	983,502
		29,329,810
Hungary — 0.4%
OTP Bank Nyrt (b)	115,025	6,193,950
India — 3.3%
Ambuja Cements Ltd.	542,979	2,487,589
Ashok Leyland Ltd. (b)	527,099	872,567
Axis Bank Ltd. (b)	424,578	4,283,020
HDFC Bank Ltd.	173,593	3,498,956

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hindalco Industries Ltd.	231,284	$1,159,997
Housing Development Finance Corp. Ltd.	422,055	14,095,377
ICICI Bank Ltd. (b)	290,119	2,468,870
ICICI Bank Ltd. Sponsored ADR (b)	140,534	2,403,131
Indus Towers Ltd.	465,852	1,502,356
Infosys Ltd.	260,459	5,494,230
Kotak Mahindra Bank Ltd. (b)	127,818	2,934,036
Maruti Suzuki India Ltd.	31,084	3,156,166
NTPC Ltd.	2,597,943	4,068,171
Petronet LNG Ltd.	335,670	1,024,351
Reliance Industries Ltd.	47,453	1,350,351
Shriram Transport Finance Co. Ltd.	195,023	3,526,637
Tata Consultancy Services Ltd.	16,221	732,012
Tech Mahindra Ltd.	131,452	1,940,950
		56,998,767
Indonesia — 0.6%
Astra International Tbk PT	2,717,200	925,722
Bank Central Asia Tbk PT	2,387,600	4,960,584
Bank Rakyat Indonesia Persero Tbk PT	5,478,600	1,488,668
Sarana Menara Nusantara Tbk PT	36,511,800	3,122,460
		10,497,434
Ireland — 0.4%
DCC PLC	24,767	2,028,795
Linde PLC (b)	15,924	4,601,041
		6,629,836
Italy — 1.0%
Banca Mediolanum SpA	343,212	3,336,336
DiaSorin SpA	13,862	2,622,328
Intesa Sanpaolo SpA	589,643	1,627,447
Leonardo SpA (b)	251,996	2,041,280
Moncler SpA	44,639	3,021,763
Prysmian SpA	148,941	5,342,075
		17,991,229
Japan — 14.9%
Asahi Group Holdings Ltd. (c)	71,000	3,316,233
Asahi Kasei Corp.	218,300	2,390,551
Asics Corp.	102,400	2,590,277
Astellas Pharma, Inc.	636,600	11,081,684
Benesse Holdings, Inc.	52,200	1,297,882
Bridgestone Corp. (c)	56,100	2,551,588
Central Japan Railway Co.	13,400	2,031,720
CyberAgent, Inc.	156,200	3,355,522
Dai-ichi Life Holdings, Inc.	117,800	2,155,949
Daiichi Sankyo Co. Ltd.	29,900	644,187
Denso Corp.	30,100	2,052,463
DIC Corp. (c)	72,900	1,835,696
Disco Corp.	5,500	1,681,855
Eisai Co. Ltd.	6,700	654,752
Electric Power Development Co. Ltd.	74,600	1,064,551
Fujitsu General Ltd.	127,500	3,380,999
Fujitsu Ltd.	34,200	6,405,800
Hamamatsu Photonics KK	37,200	2,242,709

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hikari Tsushin, Inc. (c)	5,900	$1,035,859
Hitachi Ltd.	114,600	6,558,655
Hitachi Metals Ltd. (b)	153,600	2,937,137
Honda Motor Co. Ltd.	37,400	1,199,026
Hoshizaki Corp.	27,100	2,302,071
JGC Holdings Corp.	125,000	1,164,825
Kansai Paint Co. Ltd.	49,200	1,253,305
Kao Corp. (c)	26,000	1,599,352
Kirin Holdings Co. Ltd. (c)	207,100	4,036,925
Matsumotokiyoshi Holdings Co. Ltd.	63,300	2,793,990
Mitsubishi Corp.	66,500	1,811,421
Mitsubishi Electric Corp.	518,300	7,509,333
Mitsubishi Estate Co. Ltd.	148,100	2,394,157
Mitsubishi HC Capital, Inc.	204,800	1,093,106
Mitsubishi UFJ Financial Group, Inc.	1,188,100	6,413,787
Mitsui Fudosan Co. Ltd.	284,000	6,575,029
Murata Manufacturing Co. Ltd.	87,700	6,692,392
Nippon Shokubai Co. Ltd.	30,400	1,460,787
Nippon Telegraph & Telephone Corp.	787,200	20,505,395
NTT Data Corp.	360,400	5,620,023
Omron Corp.	20,600	1,632,748
ORIX Corp.	255,500	4,299,178
Otsuka Holdings Co. Ltd. (c)	294,700	12,217,276
Outsourcing, Inc.	131,500	2,388,672
Pan Pacific International Holding Corp.	98,100	2,036,751
Panasonic Corp.	186,100	2,152,423
Persol Holdings Co. Ltd.	270,800	5,347,401
Pola Orbis Holdings, Inc.	26,400	697,472
Recruit Holdings Co. Ltd.	64,500	3,173,782
Renesas Electronics Corp. (b)	114,600	1,239,847
Seven & i Holdings Co. Ltd.	166,400	7,932,121
Shimadzu Corp.	47,400	1,831,719
Shiseido Co. Ltd.	11,300	830,908
SMC Corp.	1,900	1,122,255
SoftBank Group Corp.	26,000	1,820,788
Sompo Holdings, Inc.	80,800	2,976,894
Sony Group Corp.	78,800	7,647,782
Stanley Electric Co. Ltd.	217,600	6,293,882
Sumitomo Corp.	361,400	4,835,048
Sumitomo Mitsui Trust Holdings, Inc.	44,100	1,395,824
Sumitomo Rubber Industries Ltd. (c)	65,700	906,295
Suzuki Motor Corp.	89,100	3,768,639
Taiheiyo Cement Corp.	51,300	1,124,946
Takeda Pharmaceutical Co. Ltd.	196,831	6,610,579
Takeda Pharmaceutical Co. Ltd. Sponsored ADR	57,917	974,743
TechnoPro Holdings, Inc.	79,500	1,881,618
THK Co. Ltd.	41,000	1,222,519
Tokio Marine Holdings, Inc.	66,100	3,029,124
Tokyo Electron Ltd.	16,100	6,931,723
Tosoh Corp.	21,300	367,170
Toyota Motor Corp.	168,900	14,744,567
Welcia Holdings Co. Ltd.	31,800	1,038,842
Z Holdings Corp.	1,209,700	6,065,705
		256,230,234
Luxembourg — 0.5%
Globant SA (b)	2,700	591,786
InPost SA (b)	34,221	687,525

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Millicom International Cellular SA (b)	43,432	$1,720,175
Samsonite International SA (a) (b)	468,600	958,408
Tenaris SA	144,476	1,582,031
Tenaris SA ADR	101,515	2,223,179
		7,763,104
Malaysia — 0.1%
CIMB Group Holdings Bhd	1,087,900	1,208,632
Mexico — 0.5%
Gruma SAB de CV Class B	100,330	1,127,719
Grupo Aeroportuario del Pacifico SAB de CV ADR (c)	12,460	1,331,849
Grupo Aeroportuario del Sureste SAB de CV ADR (b)	9,394	1,736,951
Grupo Mexico SAB de CV Series B	155,684	733,825
Orbia Advance Corp. SAB de CV	431,778	1,128,722
Wal-Mart de Mexico SAB de CV	593,800	1,939,516
		7,998,582
Netherlands — 6.3%
Adyen NV (a) (b)	531	1,297,723
Airbus SE (b)	43,315	5,578,128
Akzo Nobel NV	102,970	12,724,587
ASML Holding NV	36,444	25,091,746
CNH Industrial NV	193,296	3,193,778
ING Groep NV	1,039,969	13,758,441
Koninklijke DSM NV	16,949	3,164,213
Koninklijke Philips NV	271,834	13,475,980
NXP Semiconductor NV	57,862	11,903,371
Prosus NV	94,944	9,289,855
Shop Apotheke Europe NV (a) (b)	2,720	511,082
Signify NV (a)	39,463	2,496,559
Stellantis NV	171,043	3,355,447
X5 Retail Group NV GDR (a)	42,605	1,494,684
Yandex NV Class A (b)	20,800	1,471,600
		108,807,194
Norway — 0.7%
DNB ASA	224,868	4,897,797
Equinor ASA	178,845	3,785,446
Storebrand ASA	307,476	2,786,108
		11,469,351
Philippines — 0.3%
Bank of the Philippine Islands	548,340	996,283
SM Investments Corp.	186,175	3,811,773
Universal Robina Corp.	404,650	1,197,748
		6,005,804
Poland — 0.3%
Powszechny Zaklad Ubezpieczen SA (b)	465,080	4,478,063
Portugal — 0.8%
Banco Comercial Portugues SA (b)	5,488,796	877,851
Galp Energia SGPS SA	697,820	7,592,777

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Jeronimo Martins SGPS SA	247,032	$4,505,961
		12,976,589
Republic of Korea — 4.6%
Amorepacific Corp.	10,194	2,278,505
Hyundai Motor Co.	5,451	1,159,585
KT Corp. Sponsored ADR	178,169	2,485,458
KT Corp.	45,462	1,283,918
LG Household & Health Care Ltd.	7,354	11,507,456
NAVER Corp.	44,706	16,577,846
POSCO	10,601	3,262,325
Samsung Electronics Co. Ltd.	570,543	40,893,866
		79,448,959
Russia — 0.9%
LUKOIL PJSC Sponsored ADR	9,534	885,421
Moscow Exchange MICEX-RTS PJSC	229,800	535,448
Novatek PJSC Sponsored GDR Registered (a)	10,243	2,247,557
Sberbank of Russia PJSC Sponsored ADR	663,711	11,012,335
		14,680,761
Saudi Arabia — 0.4%
Al Rajhi Bank	45,614	1,350,070
The Saudi British Bank (b)	127,526	1,071,261
The Saudi National Bank	239,810	3,683,364
		6,104,695
Singapore — 0.9%
DBS Group Holdings, Ltd.	74,700	1,657,665
Jardine Cycle & Carriage Ltd.	77,500	1,231,117
United Overseas Bank Ltd.	362,600	6,972,956
Wilmar International Ltd.	753,300	2,524,691
Yangzijiang Shipbuilding Holdings Ltd.	3,162,200	3,324,414
		15,710,843
South Africa — 1.3%
Capitec Bank Holdings Ltd.	32,733	3,867,240
Clicks Group Ltd. (c)	70,254	1,209,075
FirstRand Ltd.	857,627	3,219,862
Naspers Ltd.	54,853	11,523,167
Shoprite Holdings Ltd.	171,307	1,864,364
Telkom SA SOC Ltd.	177,237	575,637
		22,259,345
Spain — 0.7%
Amadeus IT Group SA (b)	38,512	2,708,407
Banco Bilbao Vizcaya Argentaria SA (b)	512,170	3,186,389
Iberdrola SA	396,221	4,828,123
Indra Sistemas SA (b)	123,471	1,126,476
		11,849,395
Sweden — 1.4%
Assa Abloy AB Class B	72,392	2,181,091

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Elekta AB	144,162	$2,089,293
Essity AB Class B	59,316	1,966,807
Lundin Energy AB	86,109	3,055,246
Svenska Handelsbanken AB Class A	242,599	2,735,975
Swedbank AB Class A	392,523	7,298,719
Telefonaktiebolaget LM Ericsson Class B	350,680	4,409,831
		23,736,962
Switzerland — 5.8%
ABB Ltd. Registered	124,236	4,217,127
Alcon, Inc.	50,590	3,543,669
Barry Callebaut AG Registered	1,568	3,643,308
Holcim Ltd. (a) (b)	20,888	1,253,207
Julius Baer Group Ltd.	89,214	5,818,606
Lonza Group AG Registered	10,625	7,531,985
Nestle SA Registered	190,895	23,773,177
Novartis AG Registered	158,497	14,446,176
PolyPeptide Group AG (a) (b)	7,254	669,540
Roche Holding AG	56,083	21,136,034
Temenos Group AG Registered	6,465	1,038,802
UBS Group AG Registered	250,587	3,836,859
Zurich Insurance Group AG	19,972	8,007,721
		98,916,211
Taiwan — 4.0%
Hon Hai Precision Industry Co. Ltd.	661,000	2,657,048
Largan Precision Co. Ltd.	39,000	4,339,166
MediaTek, Inc.	100,000	3,452,669
President Chain Store Corp.	190,000	1,792,313
Taiwan Semiconductor Manufacturing Co. Ltd.	2,568,000	54,839,300
Vanguard International Semiconductor Corp.	307,000	1,297,311
		68,377,807
Thailand — 0.5%
Airports of Thailand PCL	396,300	766,633
Bangkok Dusit Medical Services PCL	1,789,300	1,284,053
CP ALL PCL	2,994,800	5,583,130
Land & Houses PCL	6,263,300	1,554,902
		9,188,718
Turkey — 0.0%
BIM Birlesik Magazalar AS	74,049	528,660
United Arab Emirates — 0.1%
First Abu Dhabi Bank PJSC	540,641	2,458,384
United Kingdom — 11.8%
Amcor PLC	601,961	6,838,460
Antofagasta PLC	136,535	2,712,199
Ashtead Group PLC	51,310	3,811,104
ASOS PLC (b)	103,649	7,122,021
AstraZeneca PLC Sponsored ADR (c)	358,095	21,449,891
Aviva PLC	937,489	5,271,748
BHP Group PLC	119,143	3,511,815
boohoo Group PLC (b)	893,804	3,841,271
BP PLC Sponsored ADR	106,909	2,824,536

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
British American Tobacco PLC	69,629	$2,714,291
Bunzl PLC	43,281	1,431,161
Burberry Group PLC (b)	90,539	2,593,132
Close Brothers Group PLC	39,362	824,245
Compass Group PLC (b)	132,159	2,787,375
Deliveroo Holdings PLC Class A (a) (b) (c)	87,435	348,875
Deliveroo Holdings PLC., Lockup Shares (Acquired 5/16/19, Cost $550,376) (a) (b) (d) (e)	263,400	998,277
Diageo PLC	78,059	3,740,861
Direct Line Insurance Group PLC	185,342	730,339
Dr. Martens Plc (b)	63,118	388,478
Fresnillo PLC	117,919	1,259,101
GlaxoSmithKline PLC Sponsored ADR (c)	230,234	9,167,918
Great Portland Estates PLC	420,528	4,130,584
Hargreaves Lansdown PLC	35,240	775,062
HSBC Holdings PLC	341,308	1,969,621
Imperial Brands PLC	142,304	3,066,577
Informa PLC (b)	269,898	1,876,118
Investec PLC	257,175	1,026,646
Johnson Matthey PLC	78,632	3,347,446
Kingfisher PLC	715,607	3,610,466
Lloyds Banking Group PLC	9,863,392	6,380,726
London Stock Exchange Group PLC	56,749	6,259,293
Meggitt PLC (b)	836,262	5,347,129
Melrose Industries PLC	1,417,243	3,049,473
Mondi PLC	49,203	1,296,393
National Grid PLC	222,363	2,831,202
Network International Holdings PLC (a) (b)	774,456	3,918,369
Next PLC (b)	56,005	6,095,155
Persimmon PLC	63,471	2,601,834
Playtech PLC (b)	83,052	488,479
Prudential PLC	186,068	3,530,425
Rolls-Royce Holdings PLC (b)	2,163,612	2,968,239
Royal Dutch Shell PLC Class B Sponsored ADR	42,402	1,646,470
Royal Dutch Shell PLC Class B	218,506	4,245,666
Smith & Nephew PLC	225,577	4,888,448
Smiths Group PLC	142,180	3,132,643
Standard Chartered PLC	137,398	875,434
THG PLC (b)	203,283	1,715,098
Unilever PLC	240,099	14,043,141
Unilever PLC	121,489	7,110,665
Vodafone Group PLC	2,228,074	3,747,460
Vodafone Group PLC Sponsored ADR (c)	160,803	2,754,555
Whitbread PLC (b)	57,426	2,485,213
WPP PLC	530,003	7,175,132
		202,756,260
United States — 1.2%
Autoliv, Inc.	19,527	1,922,278
Broadcom, Inc.	9,010	4,296,328
Coupang, Inc. (b) (c)	35,653	1,491,009
MercadoLibre, Inc. (b)	1,871	2,914,625
Philip Morris International, Inc.	21,064	2,087,653
Southern Copper Corp.	10,775	693,048
Visa, Inc. Class A	21,347	4,991,356

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Yum China Holdings, Inc.	46,600	$3,087,250
		21,483,547

TOTAL COMMON STOCK (Cost $1,342,763,979)		1,660,297,250

PREFERRED STOCK — 1.0%
Brazil — 0.5%
Banco Bradesco SA 3.340%	260,920	1,349,767
Itau Unibanco Holding SA 0.550%	1,150,050	6,890,404
Petroleo Brasileiro SA 0.250%	107,400	635,486
		8,875,657
Germany — 0.3%
Sartorius AG 0.150%	1,443	751,140
Volkswagen AG 2.300%	19,007	4,766,491
		5,517,631
Italy — 0.1%
Telecom Italia SpA 6.110%	2,132,106	1,129,929
Republic of Korea — 0.1%
Samsung Electronics Co. Ltd. 3.760%	18,652	1,220,830

TOTAL PREFERRED STOCK (Cost $14,956,995)		16,744,047

TOTAL EQUITIES (Cost $1,357,720,974)		1,677,041,297

MUTUAL FUNDS — 1.3%
United States — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	21,879,547	21,879,547

TOTAL MUTUAL FUNDS (Cost $21,879,547)		21,879,547

RIGHTS — 0.0%
Russia — 0.0%
Moscow Exchange (b)	83,990	195,702

TOTAL RIGHTS (Cost $150,842)		195,702

TOTAL LONG-TERM INVESTMENTS (Cost $1,379,751,363)		1,699,116,546

SHORT-TERM INVESTMENTS — 1.9%
Mutual Fund — 1.8%
T. Rowe Price Government Reserve Investment Fund	31,707,781	31,707,781

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (g)	$1,067,592	$1,067,592

TOTAL SHORT-TERM INVESTMENTS (Cost $32,775,373)		32,775,373

TOTAL INVESTMENTS — 100.8% (Cost $1,412,526,736) (h)		1,731,891,919

Other Assets/(Liabilities) — (0.8)%		(14,274,238)

NET ASSETS — 100.0%		$1,717,617,681

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $44,355,302 or 2.58% of net assets.
(b)	Non-income producing security.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $86,627,507 or 5.04% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $68,397,321 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2021, these securities amounted to a value of $998,277 or 0.06% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At June 30, 2021, these securities amounted to a value of $998,277 or 0.06% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $1,067,592. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $1,088,957.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Erste Group Bank AG	Morgan Stanley and Co. International	7/16/21	36.00	7	EUR	25,200	$(13)	$(469)	$456
Erste Group Bank AG	Morgan Stanley and Co. International	7/16/21	36.00	45	EUR	162,000	(85)	(2,855)	2,770
Julius Baer Gruppe AG	Morgan Stanley and Co. International	9/17/21	68.00	68	CHF	462,400	(3,433)	(7,675)	4,242
							$(3,531)	$(10,999)	$7,468

Currency Legend

CHF	Swiss Franc
EUR	Euro

MassMutual 20/80 Allocation Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 22.8%
DFA Commodity Strategy Portfolio	317,526	$2,108,370
Invesco Real Estate Fund, Class R6	23,299	509,078
MassMutual International Equity Fund, Class I (a)	76,306	788,244
MassMutual Strategic Emerging Markets Fund, Class I (a)	85,342	1,410,700
MassMutual Blue Chip Growth Fund, Class I (a)	105,229	3,570,426
MassMutual Diversified Value Fund, Class I (a)	201,267	2,717,106
MassMutual Equity Opportunities Fund, Class I (a)	197,963	3,986,977
MassMutual Fundamental Value Fund, Class I (a)	312,417	3,327,237
MassMutual Growth Opportunities Fund, Class I (a)	128,410	1,426,636
MassMutual Mid Cap Growth Fund, Class I (a)	47,228	1,467,378
MassMutual Mid Cap Value Fund, Class I (a)	150,188	2,278,357
MassMutual Overseas Fund, Class I (a)	274,088	2,839,551
MassMutual Small Cap Growth Equity Fund, Class I (a)	12,729	270,247
MassMutual Small Cap Value Equity Fund, Class I (a)	67,040	901,019
MM Equity Asset Fund, Class I (a)	1,329,663	13,456,187
Vanguard Developed Markets Index Fund, Admiral Shares	150,940	2,495,043
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	11,475	517,537
Vanguard Mid-Cap Index Fund, Admiral Shares	7,963	2,340,659
Vanguard Small-Cap Index Fund, Admiral Shares	7,767	838,349
		47,249,101
Fixed Income Funds — 77.2%
Barings Global Floating Rate Fund, Class Y (a)	164,176	1,546,543
Invesco Oppenheimer International Bond Fund, Class R6	1,329,470	7,139,256
MassMutual Core Bond Fund, Class I (a)	3,040,793	34,330,552
MassMutual High Yield Fund, Class I (a)	138,366	1,278,498
MassMutual Inflation-Protected and Income Fund, Class I (a)	534,428	6,017,663
MassMutual Short-Duration Bond Fund, Class I (a)	4,034,726	40,589,341
MassMutual Strategic Bond Fund, Class I (a)	2,385,525	25,978,366
MassMutual Total Return Bond Fund, Class I (a)	3,398,069	34,660,303
Vanguard Long-Term Treasury Index Fund, Admiral Shares	10,703	315,102
Vanguard Total Bond Market Index Fund, Institutional Shares	682,890	7,723,485
		159,579,109

TOTAL MUTUAL FUNDS (Cost $193,650,874)		206,828,210

TOTAL LONG-TERM INVESTMENTS (Cost $193,650,874)		206,828,210

TOTAL INVESTMENTS — 100.0% (Cost $193,650,874) (b)		206,828,210

Other Assets/(Liabilities) — (0.0)%		(49,132)

NET ASSETS — 100.0%		$206,779,078

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual 40/60 Allocation Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 43.1%
DFA Commodity Strategy Portfolio	265,632	$1,763,798
Invesco Real Estate Fund, Class R6	40,290	880,335
MassMutual International Equity Fund, Class I (a)	178,425	1,843,134
MassMutual Strategic Emerging Markets Fund, Class I (a)	135,211	2,235,035
MassMutual Blue Chip Growth Fund, Class I (a)	259,583	8,807,634
MassMutual Diversified Value Fund, Class I (a)	409,458	5,527,689
MassMutual Equity Opportunities Fund, Class I (a)	435,636	8,773,711
MassMutual Fundamental Value Fund, Class I (a)	663,466	7,065,910
MassMutual Growth Opportunities Fund, Class I (a)	266,396	2,959,660
MassMutual Mid Cap Growth Fund, Class I (a)	80,243	2,493,147
MassMutual Mid Cap Value Fund, Class I (a)	270,073	4,097,004
MassMutual Overseas Fund, Class I (a)	563,774	5,840,698
MassMutual Small Cap Growth Equity Fund, Class I (a)	29,614	628,709
MassMutual Small Cap Value Equity Fund, Class I (a)	174,882	2,350,413
MM Equity Asset Fund, Class I (a)	2,662,407	26,943,562
Vanguard Developed Markets Index Fund, Institutional Shares	378,940	6,271,449
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	46,717	2,106,929
Vanguard Mid-Cap Index Fund, Admiral Shares	16,959	4,985,238
Vanguard Small-Cap Index Fund, Admiral Shares	17,918	1,934,034
		97,508,089
Fixed Income Funds — 57.0%
Barings Global Floating Rate Fund, Class Y (a)	224,193	2,111,898
Invesco Oppenheimer International Bond Fund, Class R6	1,122,066	6,025,496
MassMutual Core Bond Fund, Class I (a)	2,271,087	25,640,577
MassMutual High Yield Fund, Class I (a)	160,099	1,479,311
MassMutual Inflation-Protected and Income Fund, Class I (a)	343,645	3,869,443
MassMutual Short-Duration Bond Fund, Class I (a)	2,655,441	26,713,733
MassMutual Strategic Bond Fund, Class I (a)	2,209,765	24,064,345
MassMutual Total Return Bond Fund, Class I (a)	3,018,421	30,787,892
Vanguard Long-Term Treasury Index Fund, Admiral Shares	11,462	337,435
Vanguard Total Bond Market Index Fund, Institutional Shares	719,077	8,132,765
		129,162,895

TOTAL MUTUAL FUNDS (Cost $204,803,542)		226,670,984

TOTAL LONG-TERM INVESTMENTS (Cost $204,803,542)		226,670,984

TOTAL INVESTMENTS — 100.1% (Cost $204,803,542) (b)		226,670,984

Other Assets/(Liabilities) — (0.1)%		(158,467)

NET ASSETS — 100.0%		$226,512,517

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual 60/40 Allocation Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 63.8%
DFA Commodity Strategy Portfolio	220,565	$1,464,553
Invesco Real Estate Fund, Class R6	61,152	1,336,170
MassMutual International Equity Fund, Class I (a)	340,399	3,516,322
MassMutual Strategic Emerging Markets Fund, Class I (a)	57,961	958,099
MassMutual Blue Chip Growth Fund, Class I (a)	369,649	12,542,187
MassMutual Diversified Value Fund, Class I (a)	658,864	8,894,666
MassMutual Equity Opportunities Fund, Class I (a)	733,282	14,768,307
MassMutual Fundamental Value Fund, Class I (a)	972,133	10,353,215
MassMutual Growth Opportunities Fund, Class I (a)	366,264	4,069,191
MassMutual Mid Cap Growth Fund, Class I (a)	133,918	4,160,817
MassMutual Mid Cap Value Fund, Class I (a)	332,670	5,046,602
MassMutual Overseas Fund, Class I (a)	673,706	6,979,592
MassMutual Small Cap Growth Equity Fund, Class I (a)	64,090	1,360,629
MassMutual Small Cap Value Equity Fund, Class I (a)	308,227	4,142,575
MM Equity Asset Fund, Class I (a)	4,486,297	45,401,323
Vanguard Developed Markets Index Fund, Institutional Shares	473,939	7,843,692
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	40,489	1,826,051
Vanguard Mid-Cap Index Fund, Institutional Shares	130,544	8,476,209
Vanguard Small-Cap Index Fund, Admiral Shares	12,648	1,365,259
		144,505,459
Fixed Income Funds — 36.3%
Barings Global Floating Rate Fund, Class Y (a)	382,865	3,606,587
Invesco Oppenheimer International Bond Fund, Class R6	842,405	4,523,717
MassMutual Core Bond Fund, Class I (a)	1,487,037	16,788,644
MassMutual High Yield Fund, Class I (a)	418,517	3,867,101
MassMutual Inflation-Protected and Income Fund, Class I (a)	182,683	2,057,012
MassMutual Short-Duration Bond Fund, Class I (a)	1,480,882	14,897,677
MassMutual Strategic Bond Fund, Class I (a)	1,086,311	11,829,928
MassMutual Total Return Bond Fund, Class I (a)	1,852,631	18,896,841
Vanguard Long-Term Treasury Index Fund, Admiral Shares	12,576	370,232
Vanguard Total Bond Market Index Fund, Institutional Shares	464,546	5,254,019
		82,091,758

TOTAL MUTUAL FUNDS (Cost $196,700,195)		226,597,217

TOTAL LONG-TERM INVESTMENTS (Cost $196,700,195)		226,597,217

TOTAL INVESTMENTS — 100.1% (Cost $196,700,195) (b)		226,597,217

Other Assets/(Liabilities) — (0.1)%		(144,476)

NET ASSETS — 100.0%		$226,452,741

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual 80/20 Allocation Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 78.8%
DFA Commodity Strategy Portfolio	131,987	$876,395
Invesco Real Estate Fund, Class R6	58,507	1,278,382
MassMutual International Equity Fund, Class I (a)	230,995	2,386,176
MassMutual Strategic Emerging Markets Fund, Class I (a)	229,764	3,797,997
MassMutual Blue Chip Growth Fund, Class I (a)	311,630	10,573,594
MassMutual Diversified Value Fund, Class I (a)	454,884	6,140,937
MassMutual Equity Opportunities Fund, Class I (a)	484,826	9,764,403
MassMutual Fundamental Value Fund, Class I (a)	724,927	7,720,471
MassMutual Growth Opportunities Fund, Class I (a)	291,288	3,236,209
MassMutual Mid Cap Growth Fund, Class I (a)	137,757	4,280,119
MassMutual Mid Cap Value Fund, Class I (a)	278,935	4,231,441
MassMutual Overseas Fund, Class I (a)	765,131	7,926,760
MassMutual Small Cap Growth Equity Fund, Class I (a)	65,198	1,384,156
MassMutual Small Cap Value Equity Fund, Class I (a)	244,152	3,281,401
MM Equity Asset Fund, Class I (a)	3,260,475	32,996,003
Vanguard Developed Markets Index Fund, Institutional Shares	477,485	7,902,370
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	90,813	4,095,666
Vanguard Mid-Cap Index Fund, Admiral Shares	22,091	6,493,721
Vanguard Small-Cap Index Fund, Admiral Shares	24,988	2,697,213
		121,063,414
Fixed Income Funds — 21.3%
Barings Global Floating Rate Fund, Class Y (a)	307,359	2,895,324
Invesco Oppenheimer International Bond Fund, Class R6	547,329	2,939,156
MassMutual Core Bond Fund, Class I (a)	448,263	5,060,891
MassMutual High Yield Fund, Class I (a)	353,621	3,267,462
MassMutual Inflation-Protected and Income Fund, Class I (a)	54,787	616,901
MassMutual Short-Duration Bond Fund, Class I (a)	658,643	6,625,952
MassMutual Strategic Bond Fund, Class I (a)	375,424	4,088,371
MassMutual Total Return Bond Fund, Class I (a)	575,049	5,865,503
Vanguard Long-Term Treasury Index Fund, Admiral Shares	6,019	177,197
Vanguard Total Bond Market Index Fund, Admiral Shares	96,332	1,089,518
		32,626,275

TOTAL MUTUAL FUNDS (Cost $129,251,260)		153,689,689

TOTAL LONG-TERM INVESTMENTS (Cost $129,251,260)		153,689,689

TOTAL INVESTMENTS — 100.1% (Cost $129,251,260) (b)		153,689,689

Other Assets/(Liabilities) — (0.1)%		(90,148)

NET ASSETS — 100.0%		$153,599,541

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan In Retirement Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%

Equity Funds — 34.5%
JPMorgan International Research Enhanced Equity Fund, Class R6	144,536	$2,999,120
JPMorgan Realty Income Fund, Class R6	68,748	1,086,211
MassMutual International Equity Fund, Class I (a)	133,151	1,375,451
MassMutual Strategic Emerging Markets Fund, Class I (a)	126,439	2,090,042
MassMutual Blue Chip Growth Fund, Class I (a)	49,872	1,692,162
MassMutual Diversified Value Fund, Class I (a)	124,633	1,682,539
MassMutual Equity Opportunities Fund, Class I (a)	125,755	2,532,702
MassMutual Fundamental Value Fund, Class I (a)	144,536	1,539,304
MassMutual Growth Opportunities Fund, Class I (a)	47,941	532,621
MassMutual Mid Cap Growth Fund, Class I (a)	26,271	816,251
MassMutual Mid Cap Value Fund, Class I (a)	49,570	751,984
MassMutual Overseas Fund, Class I (a)	465,144	4,818,890
MassMutual Small Cap Growth Equity Fund, Class I (a)	33,638	714,127
MassMutual Small Cap Value Equity Fund, Class I (a)	65,201	876,297
MM Equity Asset Fund, Class I (a)	806,088	8,157,611
Vanguard Developed Markets Index Fund, Admiral Shares	232,785	3,847,928
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	40,688	1,835,011
Vanguard Mid-Cap Index Fund, Admiral Shares	3,662	1,076,567
Vanguard Real Estate Index Fund, Admiral Shares	11,962	1,725,249
Vanguard Small-Cap Index Fund, Admiral Shares	10,341	1,116,166
		41,266,233
Fixed Income Funds — 65.7%
Barings Global Floating Rate Fund, Class Y (a)	239,040	2,251,757
JPMorgan Emerging Markets Debt Fund, Class R6	265,141	2,137,034
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	264,605	2,127,427
JPMorgan U.S. Government Money Market Fund, Class IM	5,687,842	5,687,842
MassMutual Core Bond Fund, Class I (a)	1,973,831	22,284,551
MassMutual High Yield Fund, Class I (a)	1,343,219	12,411,345
MassMutual Inflation-Protected and Income Fund, Class I (a)	761,315	8,572,404
MassMutual Strategic Bond Fund, Class I (a)	685,751	7,467,825
MassMutual Total Return Bond Fund, Class I (a)	732,106	7,467,486
Vanguard Total Bond Market Index Fund, Institutional Shares	737,240	8,338,180
		78,745,851

TOTAL MUTUAL FUNDS (Cost $109,406,402)		120,012,084

TOTAL LONG-TERM INVESTMENTS (Cost $109,406,402)		120,012,084

MassMutual RetireSMARTsm by JPMorgan In Retirement Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL INVESTMENTS — 100.2% (Cost $109,406,402) (b)		$120,012,084

Other Assets/(Liabilities) — (0.2)%		(204,426)

NET ASSETS — 100.0%		$119,807,658

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2020 Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 34.4%
JPMorgan International Research Enhanced Equity Fund, Class R6	347,264	$7,205,731
JPMorgan Realty Income Fund, Class R6	162,287	2,564,136
MassMutual International Equity Fund, Class I (a)	308,014	3,181,783
MassMutual Strategic Emerging Markets Fund, Class I (a)	320,093	5,291,132
MassMutual Blue Chip Growth Fund, Class I (a)	116,153	3,941,084
MassMutual Diversified Value Fund, Class I (a)	298,213	4,025,876
MassMutual Equity Opportunities Fund, Class I (a)	298,476	6,011,299
MassMutual Fundamental Value Fund, Class I (a)	342,911	3,652,003
MassMutual Growth Opportunities Fund, Class I (a)	111,221	1,235,665
MassMutual Mid Cap Growth Fund, Class I (a)	61,597	1,913,808
MassMutual Mid Cap Value Fund, Class I (a)	118,170	1,792,641
MassMutual Overseas Fund, Class I (a)	1,164,455	12,063,754
MassMutual Small Cap Growth Equity Fund, Class I (a)	79,298	1,683,492
MassMutual Small Cap Value Equity Fund, Class I (a)	155,765	2,093,480
MM Equity Asset Fund, Class I (a)	1,891,320	19,140,155
Vanguard Developed Markets Index Fund, Institutional Shares	431,285	7,137,775
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	79,254	3,574,354
Vanguard Mid-Cap Index Fund, Admiral Shares	6,793	1,996,788
Vanguard Real Estate Index Fund, Admiral Shares	22,187	3,200,004
Vanguard Small-Cap Index Fund, Admiral Shares	19,180	2,070,301
		93,775,261
Fixed Income Funds — 65.7%
Barings Global Floating Rate Fund, Class Y (a)	443,361	4,176,461
JPMorgan Emerging Markets Debt Fund, Class R6	621,116	5,006,199
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	620,207	4,986,464
JPMorgan U.S. Government Money Market Fund, Class IM	13,354,982	13,354,982
MassMutual Core Bond Fund, Class I (a)	4,595,181	51,879,598
MassMutual High Yield Fund, Class I (a)	3,149,938	29,105,431
MassMutual Inflation-Protected and Income Fund, Class I (a)	1,788,903	20,143,048
MassMutual Strategic Bond Fund, Class I (a)	1,597,308	17,394,686
MassMutual Total Return Bond Fund, Class I (a)	1,705,705	17,398,188
Vanguard Total Bond Market Index Fund, Institutional Shares	1,371,107	15,507,224
		178,952,281

TOTAL MUTUAL FUNDS (Cost $247,416,858)		272,727,542

TOTAL LONG-TERM INVESTMENTS (Cost $247,416,858)		272,727,542

MassMutual RetireSMARTsm by JPMorgan 2020 Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL INVESTMENTS — 100.1% (Cost $247,416,858) (b)		$272,727,542

Other Assets/(Liabilities) — (0.1)%		(277,570)

NET ASSETS — 100.0%		$272,449,972

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2025 Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 50.4%
JPMorgan International Research Enhanced Equity Fund, Class R6	387,305	$8,036,583
JPMorgan Realty Income Fund, Class R6	189,446	2,993,243
MassMutual International Equity Fund, Class I (a)	343,155	3,544,792
MassMutual Strategic Emerging Markets Fund, Class I (a)	365,632	6,043,891
MassMutual Blue Chip Growth Fund, Class I (a)	136,923	4,645,799
MassMutual Diversified Value Fund, Class I (a)	347,185	4,686,993
MassMutual Equity Opportunities Fund, Class I (a)	348,275	7,014,252
MassMutual Fundamental Value Fund, Class I (a)	402,236	4,283,809
MassMutual Growth Opportunities Fund, Class I (a)	130,839	1,453,621
MassMutual Mid Cap Growth Fund, Class I (a)	71,912	2,234,302
MassMutual Mid Cap Value Fund, Class I (a)	136,962	2,077,712
MassMutual Overseas Fund, Class I (a)	1,290,534	13,369,933
MassMutual Small Cap Growth Equity Fund, Class I (a)	81,191	1,723,689
MassMutual Small Cap Value Equity Fund, Class I (a)	158,710	2,133,063
MM Equity Asset Fund, Class I (a)	2,223,857	22,505,436
Vanguard Developed Markets Index Fund, Institutional Shares	522,265	8,643,486
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	96,472	4,350,902
Vanguard Mid-Cap Index Fund, Admiral Shares	8,502	2,499,098
Vanguard Real Estate Index Fund, Admiral Shares	27,864	4,018,782
Vanguard Small-Cap Index Fund, Admiral Shares	21,119	2,279,629
		108,539,015
Fixed Income Funds — 49.7%
Barings Global Floating Rate Fund, Class Y (a)	298,799	2,814,685
JPMorgan Emerging Markets Debt Fund, Class R6	413,524	3,333,003
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	412,764	3,318,622
MassMutual Core Bond Fund, Class I (a)	3,298,590	37,241,080
MassMutual High Yield Fund, Class I (a)	1,855,918	17,148,681
MassMutual Inflation-Protected and Income Fund, Class I (a)	555,804	6,258,349
MassMutual Strategic Bond Fund, Class I (a)	1,146,579	12,486,243
MassMutual Total Return Bond Fund, Class I (a)	1,224,287	12,487,729
Vanguard Total Bond Market Index Fund, Institutional Shares	1,046,551	11,836,487
		106,924,879

TOTAL MUTUAL FUNDS (Cost $189,711,774)		215,463,894

TOTAL LONG-TERM INVESTMENTS (Cost $189,711,774)		215,463,894

MassMutual RetireSMARTsm by JPMorgan 2025 Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL INVESTMENTS — 100.1% (Cost $189,711,774) (b)		$215,463,894

Other Assets/(Liabilities) — (0.1)%		(192,302)

NET ASSETS — 100.0%		$215,271,592

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2030 Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 62.9%
JPMorgan International Research Enhanced Equity Fund, Class R6	826,674	$17,153,488
JPMorgan Realty Income Fund, Class R6	492,596	7,783,014
MassMutual International Equity Fund, Class I (a)	845,464	8,733,641
MassMutual Strategic Emerging Markets Fund, Class I (a)	993,358	16,420,202
MassMutual Blue Chip Growth Fund, Class I (a)	358,063	12,149,064
MassMutual Diversified Value Fund, Class I (a)	913,555	12,332,986
MassMutual Equity Opportunities Fund, Class I (a)	912,531	18,378,383
MassMutual Fundamental Value Fund, Class I (a)	1,063,101	11,322,029
MassMutual Growth Opportunities Fund, Class I (a)	338,803	3,764,105
MassMutual Mid Cap Growth Fund, Class I (a)	186,430	5,792,384
MassMutual Mid Cap Value Fund, Class I (a)	357,919	5,429,624
MassMutual Overseas Fund, Class I (a)	3,806,279	39,433,051
MassMutual Small Cap Growth Equity Fund, Class I (a)	199,657	4,238,713
MassMutual Small Cap Value Equity Fund, Class I (a)	392,579	5,276,265
MM Equity Asset Fund, Class I (a)	5,838,836	59,089,020
Vanguard Developed Markets Index Fund, Institutional Shares	1,146,939	18,981,843
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	297,566	10,203,546
Vanguard Mid-Cap Index Fund, Admiral Shares	18,945	5,568,800
Vanguard Real Estate Index Fund, Institutional Shares	402,333	8,980,065
Vanguard Small-Cap Index Fund, Admiral Shares	44,482	4,801,366
		275,831,589
Fixed Income Funds — 37.2%
JPMorgan Emerging Markets Debt Fund, Class R6	751,229	6,054,905
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	750,388	6,033,121
MassMutual Core Bond Fund, Class I (a)	5,485,933	61,936,188
MassMutual High Yield Fund, Class I (a)	3,320,148	30,678,170
MassMutual Strategic Bond Fund, Class I (a)	1,907,442	20,772,046
MassMutual Total Return Bond Fund, Class I (a)	2,037,021	20,777,617
Vanguard Total Bond Market Index Fund, Institutional Shares	1,469,999	16,625,688
		162,877,735

TOTAL MUTUAL FUNDS (Cost $376,287,763)		438,709,324

TOTAL LONG-TERM INVESTMENTS (Cost $376,287,763)		438,709,324

TOTAL INVESTMENTS — 100.1% (Cost $376,287,763) (b)		438,709,324

Other Assets/(Liabilities) — (0.1)%		(370,153)

NET ASSETS — 100.0%		$438,339,171

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2035 Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 76.7%
JPMorgan International Research Enhanced Equity Fund, Class R6	393,594	$8,167,081
JPMorgan Realty Income Fund, Class R6	265,620	4,196,800
MassMutual International Equity Fund, Class I (a)	728,136	7,521,641
MassMutual Strategic Emerging Markets Fund, Class I (a)	286,970	4,743,608
MassMutual Blue Chip Growth Fund, Class I (a)	288,843	9,800,450
MassMutual Diversified Value Fund, Class I (a)	447,778	6,044,997
MassMutual Equity Opportunities Fund, Class I (a)	308,560	6,214,390
MassMutual Fundamental Value Fund, Class I (a)	570,148	6,072,076
MassMutual Growth Opportunities Fund, Class I (a)	306,482	3,405,017
MassMutual Mid Cap Growth Fund, Class I (a)	100,772	3,130,989
MassMutual Mid Cap Value Fund, Class I (a)	193,482	2,935,128
MassMutual Overseas Fund, Class I (a)	2,471,481	25,604,540
MassMutual Small Cap Growth Equity Fund, Class I (a)	124,668	2,646,701
MassMutual Small Cap Value Equity Fund, Class I (a)	245,271	3,296,437
MM Equity Asset Fund, Class I (a)	3,138,255	31,759,137
Vanguard Developed Markets Index Fund, Admiral Shares	334,090	5,522,513
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	282,970	9,703,049
Vanguard Mid-Cap Index Fund, Admiral Shares	10,674	3,137,492
Vanguard Real Estate Index Fund, Admiral Shares	34,902	5,033,879
Vanguard Small-Cap Index Fund, Admiral Shares	28,949	3,124,782
		152,060,707
Fixed Income Funds — 23.4%
JPMorgan Emerging Markets Debt Fund, Class R6	246,833	1,989,476
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	246,493	1,981,807
MassMutual Core Bond Fund, Class I (a)	560,410	6,327,032
MassMutual High Yield Fund, Class I (a)	1,168,048	10,792,762
MassMutual Strategic Bond Fund, Class I (a)	1,086,472	11,831,681
MassMutual Total Return Bond Fund, Class I (a)	1,160,688	11,839,021
Vanguard Total Bond Market Index Fund, Admiral Shares	138,887	1,570,808
		46,332,587

TOTAL MUTUAL FUNDS (Cost $167,177,155)		198,393,294

TOTAL LONG-TERM INVESTMENTS (Cost $167,177,155)		198,393,294

TOTAL INVESTMENTS — 100.1% (Cost $167,177,155) (b)		198,393,294

Other Assets/(Liabilities) — (0.1)%		(161,285)

NET ASSETS — 100.0%		$198,232,009

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2040 Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 85.7%
JPMorgan International Research Enhanced Equity Fund, Class R6	610,975	$12,677,740
JPMorgan Realty Income Fund, Class R6	482,866	7,629,285
MassMutual International Equity Fund, Class I (a)	1,233,693	12,744,045
MassMutual Strategic Emerging Markets Fund, Class I (a)	523,007	8,645,306
MassMutual Blue Chip Growth Fund, Class I (a)	519,544	17,628,126
MassMutual Diversified Value Fund, Class I (a)	805,252	10,870,908
MassMutual Equity Opportunities Fund, Class I (a)	552,472	11,126,795
MassMutual Fundamental Value Fund, Class I (a)	1,029,364	10,962,728
MassMutual Growth Opportunities Fund, Class I (a)	547,606	6,083,906
MassMutual Mid Cap Growth Fund, Class I (a)	182,010	5,655,049
MassMutual Mid Cap Value Fund, Class I (a)	350,587	5,318,408
MassMutual Overseas Fund, Class I (a)	4,611,749	47,777,717
MassMutual Small Cap Growth Equity Fund, Class I (a)	216,664	4,599,787
MassMutual Small Cap Value Equity Fund, Class I (a)	426,452	5,731,519
MM Equity Asset Fund, Class I (a)	5,654,983	57,228,432
Vanguard Developed Markets Index Fund, Institutional Shares	554,441	9,175,997
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	499,924	17,142,400
Vanguard Mid-Cap Index Fund, Admiral Shares	18,038	5,302,416
Vanguard Real Estate Index Fund, Admiral Shares	59,358	8,561,159
Vanguard Small-Cap Index Fund, Admiral Shares	46,946	5,067,321
		269,929,044
Fixed Income Funds — 14.4%
JPMorgan Emerging Markets Debt Fund, Class R6	294,418	2,373,011
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	293,383	2,358,802
MassMutual Core Bond Fund, Class I (a)	449,238	5,071,893
MassMutual High Yield Fund, Class I (a)	1,657,353	15,313,939
MassMutual Strategic Bond Fund, Class I (a)	870,722	9,482,164
MassMutual Total Return Bond Fund, Class I (a)	929,896	9,484,938
Vanguard Total Bond Market Index Fund, Admiral Shares	123,991	1,402,343
		45,487,090

TOTAL MUTUAL FUNDS (Cost $261,689,747)		315,416,134

TOTAL LONG-TERM INVESTMENTS (Cost $261,689,747)		315,416,134

TOTAL INVESTMENTS — 100.1% (Cost $261,689,747) (b)		315,416,134

Other Assets/(Liabilities) — (0.1)%		(235,098)

NET ASSETS — 100.0%		$315,181,036

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2045 Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 94.8%
JPMorgan International Research Enhanced Equity Fund, Class R6	280,463	$5,819,611
JPMorgan Realty Income Fund, Class R6	235,730	3,724,530
MassMutual International Equity Fund, Class I (a)	617,732	6,381,174
MassMutual Strategic Emerging Markets Fund, Class I (a)	253,226	4,185,824
MassMutual Blue Chip Growth Fund, Class I (a)	256,201	8,692,910
MassMutual Diversified Value Fund, Class I (a)	395,217	5,335,430
MassMutual Equity Opportunities Fund, Class I (a)	271,597	5,469,959
MassMutual Fundamental Value Fund, Class I (a)	506,005	5,388,952
MassMutual Growth Opportunities Fund, Class I (a)	269,932	2,998,942
MassMutual Mid Cap Growth Fund, Class I (a)	89,451	2,779,246
MassMutual Mid Cap Value Fund, Class I (a)	171,468	2,601,170
MassMutual Overseas Fund, Class I (a)	2,268,824	23,505,013
MassMutual Small Cap Growth Equity Fund, Class I (a)	103,390	2,194,977
MassMutual Small Cap Value Equity Fund, Class I (a)	202,440	2,720,789
MM Equity Asset Fund, Class I (a)	2,787,438	28,208,877
Vanguard Developed Markets Index Fund, Admiral Shares	289,268	4,781,602
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	250,383	8,585,630
Vanguard Mid-Cap Index Fund, Admiral Shares	9,446	2,776,641
Vanguard Real Estate Index Fund, Admiral Shares	30,957	4,464,926
Vanguard Small-Cap Index Fund, Admiral Shares	23,895	2,579,206
		133,195,409
Fixed Income Funds — 5.3%
JPMorgan Emerging Markets Debt Fund, Class R6	83,893	676,174
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	84,022	675,535
MassMutual Core Bond Fund, Class I (a)	8,980	101,381
MassMutual High Yield Fund, Class I (a)	610,428	5,640,358
MassMutual Strategic Bond Fund, Class I (a)	17,469	190,233
MassMutual Total Return Bond Fund, Class I (a)	18,655	190,282
Vanguard Total Bond Market Index Fund, Admiral Shares	2,525	28,558
		7,502,521

TOTAL MUTUAL FUNDS (Cost $114,701,550)		140,697,930

TOTAL LONG-TERM INVESTMENTS (Cost $114,701,550)		140,697,930

TOTAL INVESTMENTS — 100.1% (Cost $114,701,550) (b)		140,697,930

Other Assets/(Liabilities) — (0.1)%		(122,541)

NET ASSETS — 100.0%		$140,575,389

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2050 Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 94.8%
JPMorgan International Research Enhanced Equity Fund, Class R6	394,681	$8,189,622
JPMorgan Realty Income Fund, Class R6	345,066	5,452,040
MassMutual International Equity Fund, Class I (a)	873,645	9,024,756
MassMutual Strategic Emerging Markets Fund, Class I (a)	377,721	6,243,726
MassMutual Blue Chip Growth Fund, Class I (a)	372,916	12,653,040
MassMutual Diversified Value Fund, Class I (a)	579,721	7,826,232
MassMutual Equity Opportunities Fund, Class I (a)	397,550	8,006,665
MassMutual Fundamental Value Fund, Class I (a)	739,920	7,880,148
MassMutual Growth Opportunities Fund, Class I (a)	393,665	4,373,616
MassMutual Mid Cap Growth Fund, Class I (a)	130,328	4,049,286
MassMutual Mid Cap Value Fund, Class I (a)	251,175	3,810,321
MassMutual Overseas Fund, Class I (a)	3,367,482	34,887,110
MassMutual Small Cap Growth Equity Fund, Class I (a)	151,097	3,207,788
MassMutual Small Cap Value Equity Fund, Class I (a)	297,389	3,996,912
MM Equity Asset Fund, Class I (a)	4,064,795	41,135,728
Vanguard Developed Markets Index Fund, Admiral Shares	388,612	6,423,758
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	357,149	12,246,625
Vanguard Mid-Cap Index Fund, Admiral Shares	12,689	3,730,054
Vanguard Real Estate Index Fund, Admiral Shares	41,585	5,997,812
Vanguard Small-Cap Index Fund, Admiral Shares	32,097	3,464,594
		192,599,833
Fixed Income Funds — 5.3%
JPMorgan Emerging Markets Debt Fund, Class R6	122,188	984,832
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	121,833	979,540
MassMutual Core Bond Fund, Class I (a)	12,853	145,106
MassMutual High Yield Fund, Class I (a)	881,874	8,148,519
MassMutual Strategic Bond Fund, Class I (a)	25,000	272,246
MassMutual Total Return Bond Fund, Class I (a)	26,699	272,335
Vanguard Total Bond Market Index Fund, Admiral Shares	3,390	38,344
		10,840,922

TOTAL MUTUAL FUNDS (Cost $166,068,753)		203,440,755

TOTAL LONG-TERM INVESTMENTS (Cost $166,068,753)		203,440,755

TOTAL INVESTMENTS — 100.1% (Cost $166,068,753) (b)		203,440,755

Other Assets/(Liabilities) — (0.1)%		(131,857)

NET ASSETS — 100.0%		$203,308,898

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2055 Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 94.8%
JPMorgan International Research Enhanced Equity Fund, Class R6	135,951	$2,820,979
JPMorgan Realty Income Fund, Class R6	118,903	1,878,674
MassMutual International Equity Fund, Class I (a)	300,649	3,105,707
MassMutual Strategic Emerging Markets Fund, Class I (a)	129,897	2,147,190
MassMutual Blue Chip Growth Fund, Class I (a)	128,923	4,374,350
MassMutual Diversified Value Fund, Class I (a)	200,391	2,705,274
MassMutual Equity Opportunities Fund, Class I (a)	137,225	2,763,712
MassMutual Fundamental Value Fund, Class I (a)	255,760	2,723,845
MassMutual Growth Opportunities Fund, Class I (a)	135,694	1,507,559
MassMutual Mid Cap Growth Fund, Class I (a)	44,994	1,397,953
MassMutual Mid Cap Value Fund, Class I (a)	86,538	1,312,781
MassMutual Overseas Fund, Class I (a)	1,161,966	12,037,965
MassMutual Small Cap Growth Equity Fund, Class I (a)	52,067	1,105,388
MassMutual Small Cap Value Equity Fund, Class I (a)	102,452	1,376,949
MM Equity Asset Fund, Class I (a)	1,405,172	14,220,346
Vanguard Developed Markets Index Fund, Admiral Shares	135,349	2,237,319
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	94,880	4,279,073
Vanguard Mid-Cap Index Fund, Admiral Shares	4,419	1,299,048
Vanguard Real Estate Index Fund, Admiral Shares	14,482	2,088,714
Vanguard Small-Cap Index Fund, Admiral Shares	11,177	1,206,482
		66,589,308
Fixed Income Funds — 5.3%
JPMorgan Emerging Markets Debt Fund, Class R6	41,855	337,353
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	41,976	337,488
MassMutual Core Bond Fund, Class I (a)	4,467	50,436
MassMutual High Yield Fund, Class I (a)	305,233	2,820,353
MassMutual Strategic Bond Fund, Class I (a)	8,690	94,634
MassMutual Total Return Bond Fund, Class I (a)	9,265	94,505
Vanguard Total Bond Market Index Fund, Admiral Shares	1,195	13,510
		3,748,279

TOTAL MUTUAL FUNDS (Cost $57,811,054)		70,337,587

TOTAL LONG-TERM INVESTMENTS (Cost $57,811,054)		70,337,587

TOTAL INVESTMENTS — 100.1% (Cost $57,811,054) (b)		70,337,587

Other Assets/(Liabilities) — (0.1)%		(60,070)

NET ASSETS — 100.0%		$70,277,517

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2060 Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 94.7%
JPMorgan International Research Enhanced Equity Fund, Class R6	43,441	$901,406
JPMorgan Realty Income Fund, Class R6	38,747	612,202
MassMutual International Equity Fund, Class I (a)	96,417	995,993
MassMutual Strategic Emerging Markets Fund, Class I (a)	42,909	709,293
MassMutual Blue Chip Growth Fund, Class I (a)	41,937	1,422,919
MassMutual Diversified Value Fund, Class I (a)	65,274	881,199
MassMutual Equity Opportunities Fund, Class I (a)	44,700	900,259
MassMutual Fundamental Value Fund, Class I (a)	83,513	889,412
MassMutual Growth Opportunities Fund, Class I (a)	44,071	489,634
MassMutual Mid Cap Growth Fund, Class I (a)	14,646	455,039
MassMutual Mid Cap Value Fund, Class I (a)	28,254	428,620
MassMutual Overseas Fund, Class I (a)	383,575	3,973,842
MassMutual Small Cap Growth Equity Fund, Class I (a)	16,989	360,670
MassMutual Small Cap Value Equity Fund, Class I (a)	33,476	449,917
MM Equity Asset Fund, Class I (a)	457,807	4,633,011
Vanguard Developed Markets Index Fund, Admiral Shares	41,113	679,593
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	29,954	1,350,939
Vanguard Mid-Cap Index Fund, Admiral Shares	1,342	394,573
Vanguard Real Estate Index Fund, Admiral Shares	4,399	634,402
Vanguard Small-Cap Index Fund, Admiral Shares	3,395	366,433
		21,529,356
Fixed Income Funds — 5.3%
JPMorgan Emerging Markets Debt Fund, Class R6	13,641	109,949
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	13,591	109,273
MassMutual Core Bond Fund, Class I (a)	1,434	16,190
MassMutual High Yield Fund, Class I (a)	98,559	910,689
MassMutual Strategic Bond Fund, Class I (a)	2,793	30,412
MassMutual Total Return Bond Fund, Class I (a)	2,984	30,442
Vanguard Total Bond Market Index Fund, Admiral Shares	363	4,104
		1,211,059

TOTAL MUTUAL FUNDS (Cost $18,770,012)		22,740,415

TOTAL LONG-TERM INVESTMENTS (Cost $18,770,012)		22,740,415

TOTAL INVESTMENTS — 100.0% (Cost $18,770,012) (b)		22,740,415

Other Assets/(Liabilities) — (0.0)%		(8,564)

NET ASSETS — 100.0%		$22,731,851

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MM Equity Asset Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.6%
Basic Materials — 2.1%
Chemicals — 2.0%
Air Products & Chemicals, Inc.	1,736	$499,412
Celanese Corp.	3,830	580,628
DuPont de Nemours, Inc.	16,912	1,309,158
Eastman Chemical Co.	16,153	1,885,863
Linde PLC	4,138	1,196,296
LyondellBasell Industries NV Class A	2,884	296,677
PPG Industries, Inc.	13,542	2,299,025
		8,067,059
Mining — 0.1%
Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	3,141	—
Freeport-McMoRan, Inc.	13,577	503,843
		503,843
		8,570,902
Communications — 16.6%
Internet — 12.7%
Alphabet, Inc. Class A (c)	4,237	10,345,864
Alphabet, Inc. Class C (c)	3,342	8,376,121
Amazon.com, Inc. (c)	5,281	18,167,485
Booking Holdings, Inc. (c)	750	1,641,068
Facebook, Inc. Class A (c)	26,428	9,189,280
Lyft, Inc. Class A (c)	9,185	555,509
Netflix, Inc. (c)	6,168	3,257,999
		51,533,326
Media — 2.0%
Altice USA, Inc. Class A (c)	11,453	391,005
Charter Communications, Inc. Class A (c)	3,598	2,595,777
Comcast Corp. Class A	66,088	3,768,338
Fox Corp. Class A	2,566	95,276
The Walt Disney Co. (c)	7,880	1,385,068
		8,235,464
Telecommunications — 1.9%
Cisco Systems, Inc.	24,269	1,286,257
Motorola Solutions, Inc.	1,072	232,463
T-Mobile US, Inc. (c)	24,045	3,482,437

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Verizon Communications, Inc.	45,353	$2,541,129
		7,542,286
		67,311,076
Consumer, Cyclical — 8.6%
Airlines — 0.3%
Delta Air Lines, Inc. (c)	10,416	450,596
Southwest Airlines Co. (c)	13,502	716,821
		1,167,417
Apparel — 1.0%
Carter's, Inc.	8,183	844,240
NIKE, Inc. Class B	19,537	3,018,271
		3,862,511
Auto Manufacturers — 1.6%
General Motors Co. (c)	15,271	903,585
Tesla, Inc. (c)	8,443	5,738,707
		6,642,292
Auto Parts & Equipment — 0.3%
Aptiv PLC (c)	2,762	434,546
Magna International, Inc.	9,894	916,580
		1,351,126
Home Builders — 0.5%
D.R. Horton, Inc.	1,528	138,086
Lennar Corp. Class A	18,021	1,790,386
		1,928,472
Leisure Time — 0.1%
Royal Caribbean Cruises Ltd. (c)	2,396	204,331
Lodging — 0.2%
Hilton Worldwide Holdings, Inc. (c)	8,317	1,003,197
Retail — 4.6%
AutoZone, Inc. (c)	250	373,055
Best Buy Co., Inc.	13,822	1,589,253
Costco Wholesale Corp.	3,418	1,352,400
Dollar General Corp.	1,658	358,775
Dollar Tree, Inc. (c)	7,659	762,070
FF Group (b) (c)	294	1,673
The Home Depot, Inc.	11,756	3,748,871
Lowe's Cos., Inc.	20,454	3,967,462
O'Reilly Automotive, Inc. (c)	3,580	2,027,032
Target Corp.	6,765	1,635,371
The TJX Cos., Inc.	23,361	1,574,999
Yum! Brands, Inc.	11,090	1,275,683
		18,666,644
		34,825,990

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 19.5%
Agriculture — 1.2%
Altria Group, Inc.	40,170	$1,915,306
Philip Morris International, Inc.	28,787	2,853,079
		4,768,385
Beverages — 1.0%
The Coca-Cola Co.	54,193	2,932,383
Constellation Brands, Inc. Class A	5,437	1,271,660
		4,204,043
Biotechnology — 1.4%
Alexion Pharmaceuticals, Inc. (c)	2,339	429,698
Biogen, Inc. (c)	3,501	1,212,291
Illumina, Inc. (c)	2,342	1,108,258
Regeneron Pharmaceuticals, Inc. (c)	1,998	1,115,963
Vertex Pharmaceuticals, Inc. (c)	7,981	1,609,209
		5,475,419
Commercial Services — 2.0%
Booz Allen Hamilton Holding Corp.	6,058	516,020
Cintas Corp.	1,150	439,300
FleetCor Technologies, Inc. (c)	941	240,952
PayPal Holdings, Inc. (c)	11,860	3,456,953
S&P Global, Inc.	8,690	3,566,811
		8,220,036
Cosmetics & Personal Care — 1.5%
The Estee Lauder Cos., Inc. Class A	4,318	1,373,469
The Procter & Gamble Co.	34,499	4,654,950
		6,028,419
Food — 0.6%
China Huishan Dairy Holdings Co. Ltd. (a) (b) (c)	44,000	—
The Kroger Co.	3,136	120,140
Mondelez International, Inc. Class A	37,408	2,335,756
		2,455,896
Health Care – Products — 3.8%
Abbott Laboratories	21,953	2,545,011
ABIOMED, Inc. (c)	489	152,622
Boston Scientific Corp. (c)	38,484	1,645,576
Danaher Corp.	2,072	556,042
Intuitive Surgical, Inc. (c)	736	676,855
Medtronic PLC	27,604	3,426,484
Thermo Fisher Scientific, Inc.	8,446	4,260,754
Zimmer Biomet Holdings, Inc.	12,023	1,933,539
		15,196,883
Health Care – Services — 2.0%
Anthem, Inc.	5,425	2,071,265
Centene Corp. (c)	9,642	703,191

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Town Health International Medical Group Ltd. (c)	62,000	$3,873
UnitedHealth Group, Inc.	13,194	5,283,406
		8,061,735
Household Products & Wares — 0.4%
Kimberly-Clark Corp.	11,345	1,517,734
Pharmaceuticals — 5.6%
AbbVie, Inc.	37,364	4,208,681
AmerisourceBergen Corp.	3,602	412,393
Becton Dickinson and Co.	4,754	1,156,125
Bristol-Myers Squibb Co.	53,642	3,584,358
Cigna Corp.	10,225	2,424,041
DexCom, Inc. (c)	1,028	438,956
Eli Lilly & Co.	15,663	3,594,972
Johnson & Johnson	24,525	4,040,248
Merck & Co., Inc.	27,475	2,136,731
Organon & Co. (c)	3,322	100,524
Pfizer, Inc.	19,514	764,168
		22,861,197
		78,789,747
Energy — 2.8%
Oil & Gas — 2.2%
Cabot Oil & Gas Corp.	5,210	90,966
Chevron Corp.	21,128	2,212,947
ConocoPhillips	25,101	1,528,651
Diamondback Energy, Inc.	11,682	1,096,823
EOG Resources, Inc.	12,889	1,075,458
Phillips 66	11,901	1,021,344
Pioneer Natural Resources Co.	11,310	1,838,101
Untrade Brightoil (c)	52,000	10,046
		8,874,336
Pipelines — 0.6%
Cheniere Energy, Inc. (c)	6,648	576,647
Kinder Morgan, Inc.	23,942	436,463
The Williams Cos., Inc.	59,314	1,574,787
		2,587,897
		11,462,233
Financial — 15.2%
Banks — 5.5%
Bank of America Corp.	52,629	2,169,894
Citigroup, Inc.	41,880	2,963,010
The Goldman Sachs Group, Inc.	9,270	3,518,243
KeyCorp.	8,942	184,652
Morgan Stanley	32,103	2,943,524
Regions Financial Corp.	59,250	1,195,665
State Street Corp.	20,271	1,667,898
SVB Financial Group (c)	1,307	727,254
Truist Financial Corp.	23,804	1,321,122
US Bancorp	31,432	1,790,681

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wells Fargo & Co.	88,493	$4,007,848
		22,489,791
Diversified Financial Services — 4.4%
Ameriprise Financial, Inc.	1,273	316,824
Capital One Financial Corp.	13,656	2,112,447
The Charles Schwab Corp.	5,444	396,378
Intercontinental Exchange, Inc.	16,203	1,923,296
Mastercard, Inc. Class A	15,634	5,707,817
T. Rowe Price Group, Inc.	10,550	2,088,584
Visa, Inc. Class A	22,109	5,169,526
		17,714,872
Insurance — 3.5%
The Allstate Corp.	4,272	557,240
American International Group, Inc.	13,624	648,502
Berkshire Hathaway, Inc. Class B (c)	23,536	6,541,125
Chubb Ltd.	7,783	1,237,030
Convoy Global Holdings Ltd. (a) (b) (c)	42,000	—
The Hartford Financial Services Group, Inc.	17,146	1,062,538
Marsh & McLennan Cos., Inc.	3,845	540,915
The Progressive Corp.	21,361	2,097,864
Prudential Financial, Inc.	6,401	655,910
The Travelers Cos., Inc.	2,730	408,708
Voya Financial, Inc. (d)	4,050	249,075
		13,998,907
Real Estate Investment Trusts (REITS) — 1.8%
Camden Property Trust	7,781	1,032,305
Equinix, Inc.	2,180	1,749,668
Equity LifeStyle Properties, Inc.	4,517	335,658
Mid-America Apartment Communities, Inc.	4,849	816,669
Prologis, Inc.	16,294	1,947,622
Public Storage	1,044	313,920
Sun Communities, Inc.	2,225	381,365
UDR, Inc.	3,218	157,618
Ventas, Inc.	11,424	652,310
		7,387,135
		61,590,705
Industrial — 8.2%
Aerospace & Defense — 1.0%
General Dynamics Corp.	3,635	684,325
Northrop Grumman Corp.	3,915	1,422,828
Raytheon Technologies Corp.	24,509	2,090,863
		4,198,016
Building Materials — 0.5%
Johnson Controls International PLC	8,188	561,943
Masco Corp.	20,978	1,235,814
		1,797,757

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 0.6%
Amphenol Corp. Class A	6,350	$434,403
Honeywell International, Inc.	8,045	1,764,671
Waters Corp. (c)	756	261,281
		2,460,355
Engineering & Construction — 0.0%
Hsin Chong Group Holdings Ltd. (a) (b) (c)	40,000	—
Hand & Machine Tools — 0.6%
Stanley Black & Decker, Inc.	10,987	2,252,225
Machinery – Diversified — 1.2%
Deere & Co.	9,916	3,497,473
Ingersoll Rand, Inc. (c)	12,326	601,632
Otis Worldwide Corp.	10,499	858,503
		4,957,608
Miscellaneous - Manufacturing — 1.8%
Eaton Corp. PLC	18,375	2,722,808
Parker-Hannifin Corp.	5,568	1,709,988
Trane Technologies PLC	15,334	2,823,603
		7,256,399
Packaging & Containers — 0.3%
Crown Holdings, Inc.	4,331	442,671
WestRock Co.	11,648	619,907
		1,062,578
Transportation — 2.2%
FedEx Corp.	8,700	2,595,471
Norfolk Southern Corp.	8,335	2,212,192
Union Pacific Corp.	6,491	1,427,566
United Parcel Service, Inc. Class B	13,424	2,791,789
		9,027,018
		33,011,956
Technology — 23.2%
Computers — 7.9%
Accenture PLC Class A	15,588	4,595,186
Apple, Inc.	175,385	24,020,730
Fortinet, Inc. (c)	1,559	371,338
Leidos Holdings, Inc.	12,758	1,289,834
Seagate Technology Holdings PLC	19,186	1,687,025
		31,964,113
Semiconductors — 6.6%
Advanced Micro Devices, Inc. (c)	25,889	2,431,754
Analog Devices, Inc.	16,740	2,881,958
Applied Materials, Inc.	23,175	3,300,120
Intel Corp.	22,770	1,278,308
Lam Research Corp.	5,355	3,484,499

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Microchip Technology, Inc.	5,240	$784,638
Micron Technology, Inc. (c)	4,886	415,212
NVIDIA Corp.	6,790	5,432,679
NXP Semiconductor NV	9,910	2,038,685
QUALCOMM, Inc.	3,919	560,143
Texas Instruments, Inc.	21,655	4,164,256
		26,772,252
Software — 8.7%
Fiserv, Inc. (c)	1,650	176,368
Intuit, Inc.	7,231	3,544,419
Microsoft Corp.	98,330	26,637,597
Oracle Corp.	20,102	1,564,740
salesforce.com, Inc. (c)	9,417	2,300,291
Workday, Inc. Class A (c)	3,334	795,959
		35,019,374
		93,755,739
Utilities — 2.4%
Electric — 2.4%
CenterPoint Energy, Inc.	12,932	317,093
Duke Energy Corp.	22,137	2,185,365
Evergy, Inc.	17,329	1,047,191
NextEra Energy, Inc.	40,153	2,942,412
Public Service Enterprise Group, Inc.	6,572	392,611
Sempra Energy	12,365	1,638,115
Xcel Energy, Inc.	18,262	1,203,101
		9,725,888

TOTAL COMMON STOCK (Cost $272,576,072)		399,044,236

TOTAL EQUITIES (Cost $272,576,072)		399,044,236

WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Commercial Services — 0.0%
Ezion Holdings Ltd. Expires 4/16/23, Strike 0.2763 SGD (a) (b) (c)	14,640	—
Industrial — 0.0%
Engineering & Construction — 0.0%
Abengoa SA, Expires 3/31/25, Strike 0.0002 EUR (b) (c)	11,608	66

TOTAL WARRANTS (Cost $0)		66

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Tobira Therapeutics Inc., CVR (a) (b) (c)	505	3,843

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL RIGHTS (Cost $30)		$3,843

TOTAL LONG-TERM INVESTMENTS (Cost $272,576,102)		399,048,145

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%

Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (e)	$4,514,875	$4,514,875

TOTAL SHORT-TERM INVESTMENTS (Cost $4,514,875)		4,514,875

TOTAL INVESTMENTS — 99.7% (Cost $277,090,977) (f)		403,563,020

Other Assets/(Liabilities) — 0.3%		1,127,853

NET ASSETS — 100.0%		$404,690,873

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2021, these securities amounted to a value of $5,582 or 0.00% of net assets.
(c)	Non-income producing security.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $100,320 or 0.02% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $103,863 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Maturity value of $4,514,875. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $4,605,205.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	9/17/21	22	$4,656,950	$60,510

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.0%

PREFERRED STOCK — 0.0%
Energy — 0.0%
Pipelines — 0.0%
Targa Resources Corp.
9.500% (a)	235	$252,684

TOTAL PREFERRED STOCK (Cost $252,693)		252,684

TOTAL EQUITIES (Cost $252,693)		252,684

	Principal Amount
BONDS & NOTES — 94.3%
BANK LOANS — 2.5%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 mo. USD LIBOR + 3.500%
3.686% VRN 8/21/26	$243,282	237,302
Lamar Media Corp., 2020 Term Loan B, 1 mo. USD LIBOR + 1.500%
1.577% VRN 2/05/27	305,000	299,663
		536,965
Aerospace & Defense — 0.1%
Dynasty Acquisition Co., Inc.
2020 Term Loan B1, 3 mo. USD LIBOR + 3.500%
3.647% VRN 4/06/26	106,552	103,710
2020 CAD Term Loan B2, 3 mo. USD LIBOR + 3.500%
3.647% VRN 4/06/26	57,286	55,758
TransDigm, Inc., 2020 Term Loan G, 1 mo. USD LIBOR + 2.250%
2.354% VRN 8/22/24	366,731	361,902
		521,370
Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
5.500% VRN 4/20/28	440,000	458,370
Mileage Plus Holdings LLC, 2020 Term Loan B, 3 mo. USD LIBOR + 5.250%
6.250% VRN 6/21/27	425,000	453,543
United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 4/21/28	175,000	177,138
		1,089,051

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Auto Manufacturers — 0.1%
Navistar International Corporation, 2017 1st Lien Term Loan B, 2 mo. USD LIBOR + 3.500%
3.600% VRN 11/06/24	$583,492	$583,492
Auto Parts & Equipment — 0.0%
Clarios Global LP, 2021 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
3.354% VRN 4/30/26	299,115	296,124
Biotechnology — 0.1%
Aldevron, L.L.C., 2021 Term Loan B, 1 mo. USD LIBOR + 3.250%
4.250% VRN 10/12/26	469,596	469,450
Commercial Services — 0.0%
CoreLogic, Inc., Term Loan, 1 mo. USD LIBOR + 3.500%
4.000% VRN 6/02/28	330,000	328,845
Computers — 0.1%
Peraton Corp., Term Loan B, 1 mo. USD LIBOR + 3.750%
4.500% VRN 2/01/28	299,250	299,873
Western Digital Corp., 2018 Term Loan B4, 1 mo. USD LIBOR + 1.750%
1.843% VRN 4/29/23	234,806	234,470
		534,343
Cosmetics & Personal Care — 0.1%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, 3 mo. USD LIBOR + 3.750%
4.500% VRN 10/01/26	438,900	440,243
Electric — 0.0%
Pike Corporation, 2021 Incremental Term Loan B, 1 mo. USD LIBOR + 3.000%
3.110% VRN 1/21/28	86,301	86,074
Entertainment — 0.2%
Churchill Downs, Inc., 2021 Incremental Term Loan B1, 1 mo. USD LIBOR + 2.000%
2.110% VRN 3/10/28	593,513	587,577
Delta 2 (LUX) S.A.R.L., 2018 USD Term Loan, 1 mo. USD LIBOR + 2.500%
3.500% VRN 2/01/24	605,000	601,316
UFC Holdings LLC, 2021 Term Loan B, 6 mo. USD LIBOR + 3.000%
3.750% VRN 4/29/26	511,279	510,399
		1,699,292
Environmental Controls — 0.1%
Filtration Group Corp.
2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%
3.104% VRN 3/29/25	473,823	469,578
2020 Incremental Term Loan, 1 mo. USD LIBOR + 3.750%
4.500% VRN 3/29/25	84,362	84,362
GFL Environmental, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 3.000%
3.500% VRN 5/30/25	278,672	278,711
Madison IAQ LLC, Term Loan, 3 mo. USD LIBOR + 3.250%
3.750% VRN 6/16/28	25,000	25,000
		857,651

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Hand & Machine Tools — 0.0%
Apex Tool Group, LLC, 2019 Term Loan B, 1 mo. USD LIBOR + 5.250%
6.500% VRN 8/01/24	$118,442	$118,819
Health Care – Products — 0.0%
Maravai Intermediate Holdings, LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 3.750%
4.750% VRN 10/19/27	294,195	295,299
Health Care – Services — 0.2%
ADMI Corp.
2021 Incremental Term Loan B3,
0.000% 12/23/27 (b)	110,000	109,794
2021 Term Loan B2, 1 mo. USD LIBOR + 3.375%
3.250% VRN 12/23/27	264,338	261,200
HCA, Inc. , 2021 Term Loan B14,
0.000% 6/23/28 (b)	45,000	45,079
ICON Luxembourg S.A.R.L., LUX Term Loan,
0.000% 7/03/28 (b)	255,000	255,360
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 3.750%
3.854% VRN 11/16/25	209,589	208,985
Surgery Center Holdings, Inc. , 2021 Term Loan, 1 mo. USD LIBOR + 3.750%
4.500% VRN 8/31/26	298,477	299,548
U.S. Renal Care, Inc. , 2019 Term Loan B, 1 mo. USD LIBOR + 5.000%
5.125% VRN 6/26/26	119,392	119,815
		1,299,781
Insurance — 0.2%
Alliant Holdings Intermediate LLC
2018 Term Loan B, 1 mo. USD LIBOR + 3.250%
3.354% VRN 5/09/25	227,512	224,927
2020 Term Loan B3, 1 mo. USD LIBOR + 3.750%
4.250% VRN 10/08/27	213,594	213,772
Asurion LLC
2018 Term Loan B7, 1 mo. USD LIBOR + 3.000%
3.104% VRN 11/03/24	389,459	385,198
2020 Term Loan B8, 1 mo. USD LIBOR + 3.250%
3.354% VRN 12/23/26	552,211	545,656
2021 2nd Lien Term Loan B3, 1 mo. USD LIBOR + 5.250%
5.354% VRN 1/31/28	74,697	75,226
Hub International Limited, 2021 Term Loan B, 3 mo. USD LIBOR + 3.250%
4.000% VRN 4/25/25	335,759	335,523
		1,780,302
Lodging — 0.1%
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.750%
2.854% VRN 12/23/24	379,105	375,651
2020 Term Loan B1, 1 mo. USD LIBOR + 4.500%
4.604% VRN 7/21/25	238,200	238,796
		614,447

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery – Construction & Mining — 0.0%
Brookfield WEC Holdings, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
3.250% VRN 8/01/25	$238,800	$236,345
Machinery – Diversified — 0.0%
AI Alpine AT Bidco GmbH, 2018 USD Term Loan B, 3 mo. USD LIBOR + 3.000%
3.200% VRN 10/31/25	45,968	44,590
Vertical Midco GmbH, USD Term Loan B, 6 mo. USD LIBOR + 4.250%
4.478% VRN 7/30/27	313,602	313,733
		358,323
Media — 0.1%
The E.W. Scripps Co., 2020 Term Loan B3, 1 mo. USD LIBOR + 3.000%
3.750% VRN 1/07/28	158,950	158,752
Mission Broadcasting, Inc. , 2021 Term Loan B,
0.000% 5/26/28 (b)	175,000	173,906
Univision Communication, Inc. 2021 Term Loan B
0.000% 5/05/28 (b)	250,000	248,855
		581,513
Packaging & Containers — 0.1%
Charter NEX US, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 1.750%
1.860% VRN 12/01/27	720,965	721,866
Pharmaceuticals — 0.1%
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD LIBOR + 4.000%
4.750% VRN 10/01/27	290,000	290,652
Organon & Co, USD Term Loan,
0.000% 6/02/28 (b)	185,000	185,117
PetVet Care Centers, LLC, 2021 Term Loan B3, 1 mo. USD LIBOR + 3.500%
4.250% VRN 2/14/25	293,544	293,985
		769,754
Pipelines — 0.0%
Buckeye Partners, L.P., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
2.354% VRN 11/01/26	380,202	377,350
Retail — 0.2%
IRB Holding Corp., 2020 Fourth Amendment Incremental Term Loan, 3 mo. USD LIBOR + 3.250%
4.250% VRN 12/15/27	239,400	239,251
KFC Holding Co., 2021 Term Loan B, 1 mo. USD LIBOR + 1.750%
1.833% VRN 3/15/28	732,460	732,197
Staples, Inc., 7 Year Term Loan, 3 mo. USD LIBOR + 5.000%
5.176% VRN 4/16/26	184,060	179,114
WOOF Holdings, Inc., 1st Lien Term Loan, 3 mo. USD LIBOR + 3.750%
4.500% VRN 12/21/27	280,000	279,768
		1,430,330
Software — 0.5%
Applied Systems, Inc., 2017 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%, 3 mo. PRIME + 2.250%
3.750% - 5.500% VRN 9/19/24	874,015	871,725
Ascend Learning LLC

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2017 Term Loan B, 1 mo. USD LIBOR + 3.000%
4.000% VRN 7/12/24	$597,496	$596,875
2020 Incremental Term Loan, 1 mo. USD LIBOR + 3.750%
4.750% VRN 7/12/24	238,200	238,200
Camelot U.S. Acquisition 1 Co.
Term Loan B, 1 mo. USD LIBOR + 3.000%
3.104% VRN 10/30/26	103,425	102,908
2020 Incremental Term Loan B, 1 mo. USD LIBOR + 3.000%
4.000% VRN 10/30/26	109,450	109,450
CCC Information Services, Inc, 2017 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%
4.000% VRN 4/29/24	230,808	230,681
Epicor Software Corp., 2020 Term Loan, 1 mo. USD LIBOR + 3.250%
4.000% VRN 7/30/27	298,921	298,461
Hyland Software, Inc., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.500%
4.250% VRN 7/01/24	24,936	24,957
RealPage, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
3.750% VRN 4/24/28	455,000	453,407
The Ultimate Software Group, Inc.
2021 Incremental Term Loan, 3 mo. USD LIBOR + 3.250%
4.000% VRN 5/04/26	898,746	899,267
2020 2nd Lien Incremental Term Loan, 3 mo. USD LIBOR + 6.750%
7.500% VRN 5/03/27	135,000	137,137
		3,963,068
Telecommunications — 0.0%
Intelsat Jackson Holdings S.A., 2017 Term Loan B3,
0.000% 11/27/23 (b)	170,000	172,409
Iridium Satellite LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 2.750%
3.750% VRN 11/04/26	202,950	203,147
		375,556

TOTAL BANK LOANS (Cost $20,333,338)		20,365,653

CORPORATE DEBT — 33.3%
Aerospace & Defense — 0.0%
TransDigm, Inc.
8.000% 12/15/25 (c)	135,000	145,868
Agriculture — 0.3%
BAT Capital Corp.
3.557% 8/15/27	770,000	824,977
BAT International Finance PLC
1.668% 3/25/26	205,000	204,974
3.950% 6/15/25 (c)	786,000	858,741
Bunge Finance Europe BV
1.850% 6/16/23 EUR (d)	220,000	269,293
Reynolds American, Inc.
4.450% 6/12/25	395,000	437,716
		2,595,701
Airlines — 0.2%
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (c)	170,000	179,988

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.750% 4/20/29 (c)	$160,000	$172,734
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (c)	920,000	1,012,920
United Airlines Pass Through Trust
2.900% 11/01/29	152,909	152,352
2.700% 11/01/33	96,111	96,412
		1,614,406
Auto Manufacturers — 1.3%
American Honda Finance Corp.
0.750% 11/25/26 GBP (d)	130,000	177,300
1.950% 10/18/24 EUR (d)	200,000	252,840
BMW Finance NV
0.010% 3/24/23 EUR (c) (d)	117,000	139,462
0.010% 4/14/23 EUR (c) (d)	84,000	100,169
0.500% 11/22/22 EUR (c) (d)	105,000	126,048
1.250% 9/05/22 EUR (c) (d)	92,000	111,201
Daimler Finance North America LLC
1.450% 3/02/26 (c)	695,000	698,518
2.450% 3/02/31 (c)	255,000	261,602
Daimler International Finance BV
0.625% 2/27/23 EUR (c) (d)	112,000	134,807
0.750% 5/11/23 EUR (c) (d)	80,000	96,641
2.375% 9/12/22 EUR (c) (d)	72,000	88,231
FCE Bank PLC
0.869% 9/13/21 EUR (c) (d)	200,000	237,296
Ford Motor Co.
9.000% 4/22/25	40,000	49,315
9.625% 4/22/30	15,000	21,525
General Motors Financial Co., Inc.
0.955% 9/07/23 EUR (c) (d)	110,000	132,925
2.200% 4/01/24 EUR (c) (d)	270,000	338,155
4.000% 10/06/26	620,000	684,792
4.350% 4/09/25	750,000	829,013
5.100% 1/17/24	435,000	478,923
Hyundai Capital America
1.800% 10/15/25 (c)	300,000	304,506
2.375% 2/10/23 (c)	515,000	528,573
RCI Banque SA
0.250% 3/08/23 EUR (c) (d)	55,000	65,562
0.750% 9/26/22 EUR (c) (d)	71,000	84,999
0.750% 4/10/23 EUR (c) (d)	68,000	81,631
Stellantis NV
2.375% 4/14/23 EUR (c) (d)	53,000	65,633
Toyota Motor Credit Corp.
0.750% 7/21/22 EUR (c) (d)	104,000	124,814
2.375% 2/01/23 EUR (c) (d)	81,000	100,215
Volkswagen Bank GmbH
0.750% 6/15/23 EUR (c) (d)	80,000	96,397
2.500% 7/31/26 EUR (c) (d)	700,000	922,689
Volkswagen Financial Services AG
0.875% 4/12/23 EUR (c) (d)	72,000	86,832
2.500% 4/06/23 EUR (c) (d)	67,000	83,070
Volkswagen Group of America Finance LLC
2.850% 9/26/24 (c)	285,000	300,973
3.200% 9/26/26 (c)	1,320,000	1,427,812
3.350% 5/13/25 (c)	500,000	539,743
Volkswagen International Finance NV

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
0.875% 1/16/23 EUR (c) (d)	$120,000	$144,568
1.875% 3/30/27 EUR (c) (d)	200,000	257,380
Volkswagen Leasing GmbH
1.500% 6/19/26 EUR (c) (d) (e)	145,000	182,315
1.625% 8/15/25 EUR (c) (d)	150,000	188,598
2.375% 9/06/22 EUR (c) (d)	100,000	122,202
		10,667,275
Auto Parts & Equipment — 0.0%
Continental AG
0.010% 9/12/23 EUR (c) (d)	45,000	53,419
The Goodyear Tire & Rubber Co.
5.000% 7/15/29 (c)	110,000	115,170
Tenneco, Inc.
5.125% 4/15/29 (c)	12,000	12,331
		180,920
Banks — 7.7%
ABN AMRO Bank NV
2.500% 11/29/23 EUR (c) (d)	114,000	144,204
AIB Group PLC
2.250% 7/03/25 EUR (c) (d)	300,000	385,353
Arion Banki HF
1.000% 3/20/23 EUR (c) (d)	150,000	180,458
1.625% 12/01/21 EUR (c) (d)	100,000	119,445
Banco Bilbao Vizcaya Argentaria SA
0.375% 10/02/24 EUR (c) (d)	200,000	240,186
0.750% 9/11/22 EUR (c) (d)	100,000	120,128
Banco Comercial Portugues SA 5 year EUR Swap + 4.267%
4.500% VRN 12/07/27 EUR (c) (d)	100,000	122,393
Banco de Bogota SA
6.250% 5/12/26 (c)	250,000	273,752
Banco de Credito del Peru
5 year CMT + 3.000% 3.125% VRN 7/01/30 (c)	240,000	238,716
5 year CMT + 3.000% 3.125% VRN 7/01/30 (c)	135,000	134,278
Banco de Sabadell SA
0.875% 3/05/23 EUR (c) (d)	300,000	360,833
Banco Santander SA
1.125% 1/17/25 EUR (c) (d)	300,000	367,818
1.375% 12/14/22 EUR (c) (d)	100,000	121,440
2.746% 5/28/25	1,200,000	1,265,009
3.490% 5/28/30	200,000	216,187
Bangkok Bank PCL
5 year CMT + 1.900% 3.733% VRN 9/25/34 (c)	450,000	466,744
4.450% 9/19/28 (c)	330,000	380,101
Bank of America Corp.
0.750% 7/26/23 EUR (c) (d)	110,000	133,046
1.625% 9/14/22 EUR (c) (d)	111,000	134,787
SOFR + .960% 1.734% VRN 7/22/27	585,000	589,760
SOFR + 1.530% 1.898% VRN 7/23/31	1,240,000	1,206,934
2.375% 6/19/24 EUR (c) (d)	150,000	190,841
2.375% 6/19/24 EUR (c) (d)	150,000	190,841
3 mo. USD LIBOR + .990% 2.496% VRN 2/13/31	1,735,000	1,773,276
SOFR + 2.150% 2.592% VRN 4/29/31	585,000	603,769
3 mo. USD LIBOR + 1.040% 3.419% VRN 12/20/28	55,000	59,923
3 mo. USD LIBOR + 1.060% 3.559% VRN 4/23/27	495,000	542,368
3.950% 4/21/25	1,365,000	1,498,410

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.200% 8/26/24	$2,040,000	$2,236,666
4.250% 10/22/26	700,000	790,765
Banque Federative du Credit Mutuel SA
0.750% 6/15/23 EUR (c) (d)	100,000	121,090
Barclays PLC
1.875% 12/08/23 EUR (c) (d)	113,000	140,483
SOFR + 2.714% 2.852% VRN 5/07/26	670,000	708,085
3 mo. USD LIBOR + 1.610% 3.932% VRN 5/07/25	475,000	512,801
BBVA Bancomer SA 5 year CMT + 2.650%
5.125% VRN 1/18/33 (c)	300,000	312,600
BNP Paribas SA
SOFR + 1.004% 1.323% VRN 1/13/27 (c)	890,000	879,588
3 mo. EURIBOR + 1.800% 2.125% VRN 1/23/27 EUR (c) (d)	300,000	383,774
2.875% 10/24/22 EUR (c) (d)	96,000	118,792
2.875% 9/26/23 EUR (c) (d)	153,000	194,291
4.500% 3/21/23 EUR (c) (d)	157,000	201,758
BPCE SA
0.375% 10/05/23 EUR (c) (d)	100,000	120,352
4.625% 7/18/23 EUR (c) (d)	100,000	129,916
CaixaBank SA
1.125% 1/12/23 EUR (c) (d)	100,000	120,925
1.125% 5/17/24 EUR (c) (d)	100,000	122,558
1.750% 10/24/23 EUR (c) (d)	100,000	123,477
5 year EUR Swap + 2.350% 2.750% VRN 7/14/28 EUR (c) (d)	200,000	247,583
Citigroup, Inc.
0.750% 10/26/23 EUR (c) (d)	110,000	132,927
SOFR + 1.167% 2.561% VRN 5/01/32	300,000	305,960
SOFR + 2.842% 3.106% VRN 4/08/26	475,000	508,516
Commerzbank AG
0.500% 8/28/23 EUR (c) (d)	142,000	170,751
1.500% 9/21/22 EUR (d)	18,000	21,801
Cooperatieve Rabobank UA
0.750% 8/29/23 EUR (c) (d)	100,000	121,070
2.375% 5/22/23 EUR (c) (d)	130,000	162,195
3.875% 7/25/23 EUR (c) (d)	118,000	151,350
4.125% 9/14/22 EUR (c) (d)	115,000	143,294
4.625% 5/23/29 GBP (c) (d)	150,000	247,042
Credit Agricole SA
0.875% 1/14/32 EUR (c) (d)	200,000	240,394
1.000% 9/16/24 EUR (c) (d)	200,000	246,292
Credit Suisse AG/London
1.000% 6/07/23 EUR (c) (d)	111,000	134,648
Credit Suisse Group AG
BPSW1 + 1.230% 2.125% VRN 9/12/25 GBP (c) (d)	250,000	354,841
SOFR + 3.730% 4.194% VRN 4/01/31 (c)	480,000	539,978
Danske Bank A/S
0.250% 11/28/22 EUR (c) (d)	109,000	130,282
0.875% 5/22/23 EUR (c) (d)	110,000	132,761
5 year EUR Swap + 1.700% 1.375% VRN 2/12/30 EUR (c) (d)	200,000	241,653
3 mo. USD LIBOR + 1.249% 3.001% VRN 9/20/22 (c)	200,000	200,976
3 mo. USD LIBOR + 1.591% 3.244% VRN 12/20/25 (c)	1,040,000	1,106,963
3.875% 9/12/23 (c)	5,000	5,320
1 year CMT + 1.730% 5.000% VRN 1/12/23 (c)	1,000,000	1,021,854
5.375% 1/12/24 (c)	200,000	221,785
Deutsche Bank AG
1.125% 8/30/23 EUR (c) (d)	114,000	138,817
2.375% 1/11/23 EUR (c) (d)	100,000	123,246

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Discover Bank
4.650% 9/13/28	$405,000	$475,675
DNB Bank ASA
0.050% 11/14/23 EUR (c) (d)	109,000	130,254
DNB Boligkreditt AS
1.875% 11/21/22 EUR (c) (d)	100,000	122,482
The Goldman Sachs Group, Inc.
1.375% 7/26/22 EUR (c) (d)	118,000	142,433
1.375% 5/15/24 EUR (c) (d)	40,000	48,671
SOFR + .818% 1.542% VRN 9/10/27	605,000	603,694
1.625% 7/27/26 EUR (c) (d)	140,000	177,092
2.000% 7/27/23 EUR (c) (d)	130,000	160,859
SOFR + 1.281% 2.615% VRN 4/22/32	2,950,000	3,017,139
3.250% 2/01/23 EUR (c) (d)	134,000	167,539
3.500% 11/16/26	745,000	810,432
Heta Asset Resolution AG
2.375% 12/13/22 EUR (c) (d)	1,100,000	1,356,819
HSBC Continental Europe SA
0.600% 3/20/23 EUR (c) (d)	100,000	120,523
HSBC Holdings PLC
SOFR + 1.538% 1.645% VRN 4/18/26	940,000	952,939
SOFR + 1.929% 2.099% VRN 6/04/26	610,000	627,489
6.500% 5/20/24 GBP (c) (d)	100,000	160,232
ING Groep NV
1.000% 9/20/23 EUR (c) (d)	100,000	121,835
SOFR + 1.005% 1.726% VRN 4/01/27	260,000	262,335
Intesa Sanpaolo SpA
1.000% 7/04/24 EUR (c) (d)	300,000	366,190
2.125% 8/30/23 EUR (c) (d)	114,000	141,717
JP Morgan Chase & Co.
SOFR + .885% 1.578% VRN 4/22/27	630,000	633,545
SOFR + 1.105% 1.764% VRN 11/19/31	955,000	916,918
SOFR + 1.890% 2.182% VRN 6/01/28	675,000	691,555
SOFR + 1.510% 2.739% VRN 10/15/30	445,000	466,207
SOFR + 2.515% 2.956% VRN 5/13/31	2,320,000	2,439,669
JPMorgan Chase & Co.
1.500% 10/26/22 EUR (c) (d)	111,000	134,936
2.750% 2/01/23 EUR (c) (d)	114,000	141,800
KBC Group NV
0.750% 10/18/23 EUR (c) (d)	100,000	121,288
Kookmin Bank
2.500% 11/04/30 (c)	200,000	198,902
Kreditanstalt fuer Wiederaufbau
4.700% 6/02/37 CAD (d)	75,000	77,862
4.700% 6/02/37 CAD (d)	65,000	67,480
Landsbankinn HF
1.000% 5/30/23 EUR (c) (d)	100,000	120,582
Lloyds Bank Corporate Markets PLC
0.250% 10/04/22 EUR (c) (d)	100,000	119,478
Morgan Stanley
3 mo. EURIBOR + .753% 0.637% VRN 7/26/24 EUR (d)	100,000	120,444
1.000% 12/02/22 EUR (d)	110,000	132,810
1.375% 10/27/26 EUR (d)	100,000	125,859
SOFR + .879% 1.593% VRN 5/04/27	670,000	674,466
1.875% 3/30/23 EUR (d)	113,000	138,974
SOFR + 1.020% 1.928% VRN 4/28/32	215,000	209,237
SOFR + 1.485% 3.217% VRN 4/22/42	165,000	175,076
National Australia Bank Ltd.

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
0.625% 11/10/23 EUR (c) (d)	$56,000	$67,865
2.750% 8/08/22 EUR (c) (d)	92,000	112,941
The Nationale-Nederlanden Bank NV
0.375% 2/26/25 EUR (c) (d)	100,000	120,347
Natwest Group PLC
3 mo. EURIBOR + 2.039% 2.000% VRN 3/08/23 EUR (c) (d)	110,000	132,348
2.500% 3/22/23 EUR (c) (d)	114,000	141,226
3.875% 9/12/23	810,000	865,171
Nordea Bank Abp
1.000% 2/22/23 EUR (c) (d)	111,000	134,556
QNB Finance Ltd.
2.750% 2/12/27 (c)	800,000	837,307
Santander UK Group Holdings PLC
1.125% 9/08/23 EUR (c) (d)	111,000	135,108
1 year CMT + 1.250% 1.532% VRN 8/21/26	1,465,000	1,468,066
Shinhan Bank Co. Ltd.
3.875% 3/24/26 (c)	400,000	439,864
4.000% 4/23/29 (c)	1,000,000	1,115,793
Societe Generale SA
5 year EUR Swap + 1.830% 2.500% VRN 9/16/26 EUR (c) (d)	400,000	476,702
4.250% 7/13/22 EUR (c) (d)	100,000	124,356
Stadshypotek AB
2.000% 9/01/28 SEK (c) (d)	8,000,000	1,017,310
Standard Chartered PLC
5 year EUR Swap + 2.800% 2.500% VRN 9/09/30 EUR (c) (d)	300,000	377,520
3 mo. USD LIBOR + 1.209% 2.819% VRN 1/30/26 (c)	200,000	209,976
1 year CMT + 3.850% 4.644% VRN 4/01/31 (c)	2,030,000	2,376,347
The Toronto-Dominion Bank
0.625% 7/20/23 EUR (c) (d)	110,000	133,006
UBS Group AG 1 year CMT + 1.080%
1.364% VRN 1/30/27 (c)	235,000	233,454
UniCredit SpA
2.000% 3/04/23 EUR (c) (d)	313,000	384,229
EUAMDB05 + 4.739% 4.875% VRN 2/20/29 EUR (c) (d)	200,000	258,370
Wells Fargo & Co.
1.500% 9/12/22 EUR (c) (d)	111,000	134,527
SOFR + 2.000% 2.188% VRN 4/30/26	1,235,000	1,283,145
2.250% 5/02/23 EUR (c) (d)	114,000	141,273
SOFR + 2.100% 2.393% VRN 6/02/28	1,105,000	1,146,598
SOFR + 1.262% 2.572% VRN 2/11/31	1,225,000	1,269,030
2.625% 8/16/22 EUR (c) (d)	113,000	138,500
SOFR + 1.432% 2.879% VRN 10/30/30	2,145,000	2,273,764
SOFR + 2.530% 3.068% VRN 4/30/41	335,000	342,891
4.300% 7/22/27	290,000	330,830
		62,227,077
Beverages — 0.0%
Anheuser-Busch InBev SA/NV
2.000% 1/23/35 EUR (c) (d)	150,000	198,174
Building Materials — 0.3%
Boral Finance Pty Ltd.
3.000% 11/01/22 (c)	170,000	174,212
3.750% 5/01/28 (c)	1,060,000	1,143,997
Cemex SAB de CV
7.375% 6/05/27 (c)	300,000	337,860
Cie de Saint-Gobain
1.750% 4/03/23 EUR (c) (d)	100,000	122,427

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CRH Finance UK PLC
4.125% 12/02/29 GBP (c) (d)	$150,000	$247,792
HeidelbergCement Finance Luxembourg SA
0.500% 8/09/22 EUR (c) (d)	64,000	76,394
Holcim Finance Luxembourg SA
1.375% 5/26/23 EUR (c) (d)	111,000	135,089
Johnson Controls International PLC
1.000% 9/15/23 EUR (d)	111,000	134,639
		2,372,410
Chemicals — 0.3%
BASF SE
0.101% 6/05/23 EUR (c) (d)	100,000	119,369
Eastman Chemical Co.
1.500% 5/26/23 EUR (d)	111,000	134,965
Ecolab, Inc.
4.800% 3/24/30	40,000	48,983
Equate Petrochemical BV
2.625% 4/28/28 (c)	200,000	202,000
4.250% 11/03/26 (c)	500,000	555,000
Evonik Industries AG
1.000% 1/23/23 EUR (c) (d)	84,000	101,206
LANXESS AG
2.625% 11/21/22 EUR (c) (d)	60,000	74,014
Methanex Corp.
5.125% 10/15/27	455,000	491,400
Westlake Chemical Corp.
1.625% 7/17/29 EUR (d)	675,000	836,399
		2,563,336
Commercial Services — 0.5%
Abertis Infraestructuras SA
3.000% 3/27/31 EUR (c) (d)	100,000	138,495
Adani Ports & Special Economic Zone Ltd.
4.200% 8/04/27 (c)	250,000	260,569
Holding d'Infrastructures de Transport SASU
0.625% 3/27/23 EUR (c) (d)	100,000	119,823
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750% 4/15/26 (c)	105,000	115,990
Shanghai Port Group BVI Co. Ltd.
2.375% 7/13/30 (c)	200,000	200,808
Shanghai Port Group BVI Development Co. Ltd.
2.850% 9/11/29 (c)	520,000	543,309
3.375% 6/18/29 (c)	400,000	432,704
Transurban Finance Co.
1.450% 5/16/29 EUR (c) (d)	225,000	281,159
2.450% 3/16/31 (c)	920,000	926,290
3.375% 3/22/27 (c)	560,000	607,137
Verisure Holding AB
3.250% 2/15/27 EUR (c) (d)	100,000	118,597
3.875% 7/15/26 EUR (c) (d)	100,000	121,161
		3,866,042
Computers — 0.1%
Capgemini SE
1.625% 4/15/26 EUR (c) (d)	200,000	254,234

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.500% 7/01/23 EUR (c) (d)	$100,000	$124,216
International Business Machines Corp.
0.375% 1/31/23 EUR (d)	109,000	130,645
		509,095
Diversified Financial Services — 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.500% 1/15/25	150,000	159,016
4.450% 4/03/26	270,000	296,621
4.875% 1/16/24	540,000	587,957
6.500% 7/15/25	150,000	176,026
Avolon Holdings Funding Ltd.
3.950% 7/01/24 (c)	125,000	133,333
4.250% 4/15/26 (c)	150,000	162,618
4.375% 5/01/26 (c)	270,000	293,651
5.125% 10/01/23 (c)	675,000	729,657
5.500% 1/15/23 (c)	425,000	451,359
Capital One Financial Corp.
1.650% 6/12/29 EUR (d)	300,000	376,499
3.650% 5/11/27	510,000	566,373
3.750% 3/09/27	115,000	127,836
Discover Financial Services
3.750% 3/04/25	860,000	940,315
4.100% 2/09/27	510,000	570,936
Encore Capital Group, Inc.
5.375% 2/15/26 GBP (c) (d)	140,000	204,071
FCA Bank Spa/Ireland
0.500% 9/18/23 EUR (c) (d)	109,000	130,620
0.500% 9/13/24 EUR (c) (d)	160,000	192,288
0.625% 11/24/22 EUR (c) (d)	109,000	130,540
1.000% 11/15/21 EUR (c) (d)	100,000	119,185
GE Capital European Funding Unlimited Co.
2.625% 3/15/23 EUR (c) (d)	39,000	48,493
GE Capital Funding LLC
4.050% 5/15/27	425,000	481,247
GE Capital International Funding Co. Unlimited Co.
3.373% 11/15/25	890,000	971,486
Intercontinental Exchange, Inc.
1.850% 9/15/32	1,960,000	1,856,924
2.100% 6/15/30	805,000	799,368
2.650% 9/15/40	185,000	177,457
Iqera Group SAS
4.250% 9/30/24 EUR (c) (d)	100,000	118,684
Kuwait Projects Co. SPC Ltd.
4.500% 2/23/27 (c)	200,000	198,000
LeasePlan Corp. NV
0.125% 9/13/23 EUR (d)	108,000	128,800
0.750% 10/03/22 EUR (c) (d)	109,000	130,821
EUAMDB05 + 7.556% 7.375% VRN EUR (a) (c) (d)	200,000	265,134
LSEGA Financing PLC
2.000% 4/06/28 (c)	1,225,000	1,239,859
2.500% 4/06/31 (c)	435,000	446,254
3.200% 4/06/41 (c)	200,000	209,826
Nasdaq, Inc.
1.750% 5/19/23 EUR (d)	100,000	122,230
Navient Corp.
6.750% 6/15/26	435,000	485,569
Synchrony Financial

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.250% 8/15/24	$100,000	$109,281
4.375% 3/19/24	132,000	143,726
		14,282,060
Electric — 1.8%
Ausgrid Finance Pty Ltd.
3.850% 5/01/23 (c)	585,000	610,863
4.350% 8/01/28 (c)	260,000	292,828
China Southern Power Grid International Finance BVI Co. Ltd.
4.250% 9/18/28 (c)	400,000	455,349
ContourGlobal Power Holdings SA
3.125% 1/01/28 EUR (c) (d)	100,000	120,028
DPL, Inc.
4.125% 7/01/25	165,000	176,962
E.ON International Finance BV
0.750% 11/30/22 EUR (c) (d)	79,000	94,786
E.ON SE
0.010% 9/29/22 EUR (c) (d)	53,000	63,082
0.010% 10/24/22 EUR (c) (d)	85,000	101,170
0.375% 4/20/23 EUR (c) (d)	104,000	124,616
1.625% 5/22/29 EUR (c) (d)	150,000	194,710
Edison International
4.950% 4/15/25	30,000	33,220
Enel Finance International NV
3.625% 5/25/27 (c)	1,970,000	2,165,070
4.875% 4/17/23 EUR (c) (d)	120,000	155,599
5.000% 9/14/22 EUR (c) (d)	135,000	170,427
5.250% 9/29/23 EUR (d)	26,000	34,626
5.625% 8/14/24 GBP (c) (d)	150,000	238,225
Engie SA
0.375% 2/28/23 EUR (c) (d)	100,000	119,666
3.000% 2/01/23 EUR (c) (d)	84,000	104,901
IE2 Holdco SAU
2.875% 6/01/26 EUR (c) (d)	200,000	264,065
Minejesa Capital BV
5.625% 8/10/37 (c)	300,000	324,750
NRG Energy, Inc.
4.450% 6/15/29 (c)	230,000	254,086
OmGrid Funding Ltd.
5.196% 5/16/27 (c)	425,000	438,600
Pacific Gas and Electric Co.
2.100% 8/01/27	955,000	927,985
2.500% 2/01/31	600,000	562,968
3.300% 8/01/40	500,000	451,960
4.550% 7/01/30	1,700,000	1,819,989
Sempra Energy
3.400% 2/01/28	1,065,000	1,171,148
State Grid Overseas Investment Ltd.
1.375% 5/02/25 EUR (c) (d)	100,000	123,550
3.500% 5/04/27 (c)	600,000	660,307
TNB Global Ventures Capital Bhd
3.244% 10/19/26 (c)	380,000	406,342
Vistra Operations Co. LLC
3.550% 7/15/24 (c)	1,285,000	1,356,896
4.375% 5/01/29 (c)	195,000	195,975
		14,214,749

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Electrical Components & Equipment — 0.0%
Schneider Electric SE
1.500% 9/08/23 EUR (c) (d)	$100,000	$122,692
Electronics — 0.1%
Arrow Electronics, Inc.
4.000% 4/01/25	375,000	406,888
Honeywell International, Inc.
0.750% 3/10/32 EUR (d)	160,000	192,440
Keysight Technologies, Inc.
4.600% 4/06/27	80,000	93,025
		692,353
Engineering & Construction — 0.2%
Cellnex Telecom SA
1.750% 10/23/30 EUR (c) (d)	200,000	235,976
Heathrow Funding Ltd.
4.875% 7/15/23 (c)	820,000	821,190
Infrastrutture Wireless Italiane SpA
1.625% 10/21/28 EUR (c) (d)	155,000	187,118
		1,244,284
Entertainment — 0.0%
Cirsa Finance International Sarl
6.250% 12/20/23 EUR (c) (d)	100,000	120,258
International Game Technology PLC
3.500% 6/15/26 EUR (c) (d)	100,000	121,421
3.500% 6/15/26 EUR (c) (d)	100,000	121,421
		363,100
Environmental Controls — 0.0%
Madison IAQ LLC
4.125% 6/30/28 (c)	30,000	30,300
Food — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson's LLC
7.500% 3/15/26 (c)	180,000	197,550
Bellis Acquisition Co. PLC
3.250% 2/16/26 GBP (c) (d)	100,000	138,503
Bellis Finco PLC
4.000% 2/16/27 GBP (c) (d)	100,000	138,330
Carrefour SA
1.750% 7/15/22 EUR (c) (d)	110,000	132,557
China Mengniu Dairy Co. Ltd.
2.500% 6/17/30 (c)	400,000	398,503
Chobani LLC / Chobani Finance Corp., Inc.
4.625% 11/15/28 (c)	240,000	248,700
Danone SA
0.424% 11/03/22 EUR (c) (d)	100,000	119,608
Iceland Bondco PLC
4.625% 3/15/25 GBP (c) (d)	150,000	204,123
Nestle Finance International Ltd.
0.750% 5/16/23 EUR (c) (d)	39,000	47,082
Tesco Corporate Treasury Services PLC
0.875% 5/29/26 EUR (c) (d)	150,000	182,810

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Yili Holding Investment Co.
1.625% 11/19/25 (c)	$566,000	$563,851
		2,371,617
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
4.200% 1/29/30 (c)	1,500,000	1,631,100
Gas — 0.2%
APT Pipelines Ltd.
4.250% 7/15/27 (c)	885,000	1,000,103
NiSource, Inc.
1.700% 2/15/31	370,000	350,040
		1,350,143
Health Care – Products — 0.2%
Abbott Ireland Financing DAC
0.875% 9/27/23 EUR (c) (d)	111,000	134,881
Becton Dickinson Euro Finance Sarl
0.632% 6/04/23 EUR (d)	109,000	131,008
1.213% 2/12/36 EUR (d)	100,000	117,308
Medtronic Global Holdings SCA
0.375% 3/07/23 EUR (d)	160,000	191,892
0.375% 10/15/28 EUR (d)	100,000	119,518
PerkinElmer, Inc.
3.300% 9/15/29	195,000	210,365
Thermo Fisher Scientific, Inc.
0.125% 3/01/25 EUR (d)	240,000	285,917
0.875% 10/01/31 EUR (d)	240,000	289,714
2.375% 4/15/32 EUR (d)	100,000	138,182
		1,618,785
Health Care – Services — 0.5%
CAB SELAS
3.375% 2/01/28 EUR (c) (d)	135,000	159,276
Centene Corp.
2.450% 7/15/28 (f)	230,000	233,105
2.500% 3/01/31	485,000	478,331
3.375% 2/15/30	515,000	538,175
4.250% 12/15/27	570,000	600,638
4.625% 12/15/29	875,000	962,299
Fresenius Medical Care AG & Co. KGaA
0.250% 11/29/23 EUR (c) (d)	72,000	86,037
Humana, Inc.
4.875% 4/01/30	645,000	778,912
Tenet Healthcare Corp.
7.500% 4/01/25 (c)	215,000	231,931
UnitedHealth Group, Inc.
2.000% 5/15/30	190,000	191,533
		4,260,237
Holding Company – Diversified — 0.0%
CK Hutchison Finance 16 Ltd.
1.250% 4/06/23 EUR (c) (d)	111,000	134,635

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 0.6%
AIA Group Ltd.
3.900% 4/06/28 (c)	$640,000	$718,317
Allianz SE 10 mo. EURIBOR ICE Swap + 3.200%
3.375% VRN EUR (a) (c) (d)	400,000	517,035
American International Group, Inc.
5.000% 4/26/23 GBP (c) (d)	150,000	223,577
Berkshire Hathaway Finance Corp.
2.375% 6/19/39 GBP (d)	300,000	445,504
Berkshire Hathaway, Inc.
0.750% 3/16/23 EUR (d)	160,000	192,581
CNO Financial Group, Inc.
5.250% 5/30/25	217,000	246,166
CNP Assurances
1.875% 10/20/22 EUR (c) (d)	100,000	121,505
Equitable Holdings, Inc.
4.350% 4/20/28	610,000	699,934
Hannover Rueck SE 3 mo. EURIBOR + 3.000%
1.750% VRN 10/08/40 EUR (c) (d)	300,000	372,880
Legal & General Group PLC 5 Year UK Gilt + 4.580%
5.375% VRN 10/27/45 GBP (c) (d)	185,000	294,749
Marsh & McLennan Cos., Inc.
2.250% 11/15/30	185,000	187,592
MGIC Investment Corp.
5.250% 8/15/28	95,000	100,700
Trinity Acquisition PLC
4.400% 3/15/26	545,000	616,159
XLIT Ltd. 3 mo. EURIBOR + 2.900%
3.250% VRN 6/29/47 EUR (d)	100,000	132,863
		4,869,562
Internet — 0.7%
Adevinta ASA
3.000% 11/15/27 EUR (c) (d)	100,000	122,577
Alibaba Group Holding Ltd.
3.400% 12/06/27	600,000	656,141
Baidu, Inc.
2.875% 7/06/22	1,560,000	1,593,167
3.625% 7/06/27	200,000	220,307
4.375% 3/29/28	530,000	602,225
Booking Holdings, Inc.
2.150% 11/25/22 EUR (d)	100,000	121,868
MercadoLibre, Inc.
3.125% 1/14/31	200,000	196,008
Netflix, Inc.
4.625% 5/15/29 EUR (d)	570,000	844,002
Tencent Holdings Ltd.
1.810% 1/26/26 (c)	400,000	406,348
3.575% 4/11/26 (c)	550,000	600,550
		5,363,193
Investment Companies — 0.1%
Criteria Caixa SA
1.500% 5/10/23 EUR (c) (d)	100,000	121,977

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
JAB Holdings BV
2.000% 5/18/28 EUR (c) (d)	$300,000	$387,264
		509,241
Iron & Steel — 0.0%
ABJA Investment Co. Pte Ltd.
5.450% 1/24/28 (c)	200,000	214,830
Leisure Time — 0.1%
Carnival Corp.
11.500% 4/01/23 (c)	155,000	175,344
Deuce Finco Plc
5.500% 6/15/27 GBP (c) (d)	100,000	138,330
Pinnacle Bidco PLC
5.500% 2/15/25 EUR (c) (d)	100,000	121,539
Royal Caribbean Cruises Ltd.
10.875% 6/01/23 (c)	155,000	176,506
9.125% 6/15/23 (c)	30,000	32,925
		644,644
Lodging — 0.0%
Las Vegas Sands Corp.
3.200% 8/08/24	130,000	136,449
3.500% 8/18/26	210,000	223,546
		359,995
Machinery – Diversified — 0.1%
Sofima Holding SPA
3.750% 1/15/28 EUR (c) (d)	100,000	119,144
TK Elevator Midco GmbH
4.375% 7/15/27 EUR (c) (d)	100,000	123,829
TK Elevator US Newco, Inc.
5.250% 7/15/27 (c)	485,000	511,069
		754,042
Media — 0.6%
Bertelsmann SE & Co. KGaA
2.625% 8/02/22 EUR (c) (d)	100,000	122,435
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (c)	465,000	473,719
5.375% 6/01/29 (c)	80,000	87,448
Charter Communications Operating LLC/Charter Communications Operating Capital
2.300% 2/01/32	270,000	259,769
2.800% 4/01/31	1,060,000	1,081,538
4.200% 3/15/28	485,000	549,303
4.800% 3/01/50	145,000	166,658
5.125% 7/01/49	215,000	256,221
5.750% 4/01/48	45,000	57,311
6.484% 10/23/45	105,000	144,692
Comcast Corp.
3.250% 11/01/39	835,000	889,201
CSC Holdings LLC
7.500% 4/01/28 (c)	200,000	219,500
Sirius XM Radio, Inc.
4.000% 7/15/28 (c)	90,000	92,795

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Summer BidCo BV
9.000% 11/15/25 EUR (c) (d)	$262,188	$316,771
TDF Infrastructure SASU
2.875% 10/19/22 EUR (c) (d)	100,000	122,146
Virgin Media Secured Finance PLC
4.250% 1/15/30 GBP (c) (d) (e)	150,000	206,582
Ziggo BV
2.875% 1/15/30 EUR (c) (d)	100,000	118,575
2.875% 1/15/30 EUR (c) (d)	100,000	118,575
		5,283,239
Mining — 0.2%
Alcoa Nederland Holding BV
5.500% 12/15/27 (c)	325,000	352,560
Arconic Corp.
6.125% 2/15/28 (c)	320,000	343,270
Constellium SE
4.250% 2/15/26 EUR (c) (d)	200,000	240,847
Hudbay Minerals, Inc.
4.500% 4/01/26 (c)	90,000	90,338
6.125% 4/01/29 (c) (e)	200,000	213,000
		1,240,015
Miscellaneous - Manufacturing — 0.3%
General Electric Co.
0.875% 5/17/25 EUR (d)	100,000	121,728
5.550% 1/05/26	545,000	646,031
Siemens Financieringsmaatschappij NV
0.010% 2/20/23 EUR (c) (d)	100,000	119,255
0.375% 9/06/23 EUR (c) (d)	107,000	128,822
1.700% 3/11/28 (c)	250,000	251,753
2.150% 3/11/31 (c)	800,000	809,828
		2,077,417
Multi-National — 0.1%
European Investment Bank
1.250% 5/12/25 SEK (c) (d)	7,220,000	874,647
1.250% 5/12/25 SEK (c) (d)	190,000	23,017
		897,664
Oil & Gas — 1.3%
Aker BP ASA
2.875% 1/15/26 (c)	180,000	189,667
BP Capital Markets PLC
1.109% 2/16/23 EUR (c) (d)	150,000	182,087
2.213% 9/25/26 EUR (c) (d)	160,000	209,873
Continental Resources, Inc.
5.750% 1/15/31 (c)	395,000	473,131
Diamondback Energy, Inc.
3.250% 12/01/26	545,000	584,458
Eni SpA
3.250% 7/10/23 EUR (c) (d)	117,000	148,589
4.750% 9/12/28 (c)	875,000	1,025,420
EQT Corp.
5.000% 1/15/29	130,000	144,946
8.500% STEP 2/01/30	130,000	169,378

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Leviathan Bond Ltd.
5.750% 6/30/23 (c)	$300,000	$313,568
Occidental Petroleum Corp.
2.900% 8/15/24	445,000	455,013
8.000% 7/15/25	260,000	311,350
8.500% 7/15/27	225,000	283,320
8.875% 7/15/30	85,000	113,678
OMV AG
0.010% 6/16/23 EUR (c) (d)	71,000	84,533
Petrobras Global Finance BV
5.600% 1/03/31	85,000	95,230
7.375% 1/17/27	125,000	154,063
Petroleos Mexicanos
5.125% 3/15/23 EUR (c) (d)	850,000	1,060,076
PTTEP Treasury Center Co. Ltd.
2.587% 6/10/27 (c)	570,000	590,297
Reliance Industries Ltd.
3.667% 11/30/27 (c) (e)	600,000	655,230
Thaioil Treasury Center Co. Ltd.
4.625% 11/20/28 (c)	330,000	376,662
TotalEnergies Capital International SA
2.125% 3/15/23 EUR (c) (d)	100,000	123,654
Valero Energy Corp.
2.150% 9/15/27	210,000	213,440
Wintershall Dea Finance BV
0.452% 9/25/23 EUR (c) (d)	100,000	119,650
Woodside Finance Ltd.
3.700% 9/15/26 (c)	2,000,000	2,162,525
		10,239,838
Packaging & Containers — 0.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.000% 9/01/29 EUR (c) (d)	180,000	212,980
Trivium Packaging Finance BV
3.750% 8/15/26 EUR (c) (d)	100,000	120,211
		333,191
Pharmaceuticals — 2.9%
AbbVie, Inc.
2.950% 11/21/26	410,000	441,029
3.200% 11/21/29	340,000	369,615
3.800% 3/15/25	925,000	1,012,125
4.050% 11/21/39	270,000	313,046
4.250% 11/21/49	325,000	390,636
4.700% 5/14/45	530,000	662,205
4.875% 11/14/48	1,210,000	1,573,598
Astrazeneca Finance LLC
1.750% 5/28/28	445,000	445,142
2.250% 5/28/31	140,000	142,389
AstraZeneca PLC
3.000% 5/28/51	345,000	355,986
Bausch Health Americas, Inc.
8.500% 1/31/27 (c)	150,000	163,035
Bausch Health Cos., Inc.
4.875% 6/01/28 (c) (e)	40,000	40,850
Bayer Capital Corp. BV

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
0.625% 12/15/22 EUR (c) (d)	$100,000	$119,899
1.250% 11/13/23 EUR (c) (d)	56,000	68,441
Becton Dickinson and Co.
1.957% 2/11/31	645,000	630,063
2.823% 5/20/30	1,610,000	1,688,021
3.020% 5/24/25 GBP (d)	150,000	222,065
3.700% 6/06/27	899,000	999,447
3.794% 5/20/50	390,000	436,413
4.669% 6/06/47	460,000	574,400
Cardinal Health, Inc.
3.750% 9/15/25	885,000	973,648
4.368% 6/15/47	515,000	577,077
4.500% 11/15/44	100,000	114,511
4.900% 9/15/45	105,000	125,538
Cigna Corp.
2.375% 3/15/31	340,000	345,190
3.400% 3/01/27	385,000	422,479
4.500% 2/25/26	1,270,000	1,446,055
CVS Health Corp.
1.300% 8/21/27	450,000	442,278
1.875% 2/28/31	405,000	393,299
2.700% 8/21/40	680,000	660,162
3.625% 4/01/27	2,095,000	2,322,721
4.250% 4/01/50	365,000	433,871
5.050% 3/25/48	880,000	1,143,362
GlaxoSmithKline Capital PLC
0.125% 5/12/23 EUR (c) (d)	100,000	119,536
Merck Financial Services GmbH
1.375% 9/01/22 EUR (c) (d)	48,000	57,811
Organon & Co. / Organon Foreign Debt Co-Issuer BV
2.875% 4/30/28 EUR (c) (d)	100,000	120,205
4.125% 4/30/28 (c)	290,000	295,742
Perrigo Finance Unlimited Co.
3.150% 6/15/30	710,000	726,223
3.900% 12/15/24	850,000	915,528
4.375% 3/15/26	415,000	456,874
Roche Finance Europe BV
0.500% 2/27/23 EUR (c) (d)	92,000	110,534
Sanofi
0.500% 3/21/23 EUR (c) (d)	100,000	120,132
2.500% 11/14/23 EUR (c) (d)	100,000	125,730
Takeda Pharmaceutical Co. Ltd.
1.125% 11/21/22 EUR (c) (d)	110,000	132,868
2.250% 11/21/26 EUR (c) (d)	270,000	353,637
Teva Pharmaceutical Finance Netherlands II BV
6.000% 1/31/25 EUR (d)	100,000	127,651
		23,711,067
Pipelines — 2.3%
Boardwalk Pipelines LP
3.400% 2/15/31	1,040,000	1,105,221
4.950% 12/15/24	1,415,000	1,581,433
Cameron LNG LLC
2.902% 7/15/31 (c)	180,000	192,043
3.302% 1/15/35 (c)	200,000	215,070
3.701% 1/15/39 (c)	150,000	167,012
Cheniere Corpus Christi Holdings LLC
3.700% 11/15/29	465,000	508,178

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.125% 6/30/27	$140,000	$163,023
5.875% 3/31/25	760,000	871,222
7.000% 6/30/24	290,000	332,225
Cheniere Energy, Inc.
4.625% 10/15/28 (c)	535,000	564,425
DCP Midstream Operating LP
6.750% 9/15/37 (c)	160,000	192,400
Energy Transfer LP
2.900% 5/15/25	185,000	194,685
3.750% 5/15/30	390,000	424,077
4.500% 4/15/24	105,000	114,325
4.950% 6/15/28	160,000	185,005
5.000% 5/15/50	90,000	104,096
5.250% 4/15/29	685,000	809,796
5.500% 6/01/27	355,000	416,557
5.875% 1/15/24	600,000	664,865
6.000% 6/15/48	780,000	986,559
6.250% 4/15/49	105,000	137,875
Gray Oak Pipeline LLC
2.000% 9/15/23 (c)	55,000	56,087
2.600% 10/15/25 (c)	170,000	174,671
3.450% 10/15/27 (c)	70,000	73,589
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500% 2/01/26 (c)	275,000	288,750
NuStar Logistics LP
5.750% 10/01/25	255,000	277,312
Sabine Pass Liquefaction LLC
4.500% 5/15/30	95,000	109,526
5.000% 3/15/27	290,000	335,025
5.875% 6/30/26	1,715,000	2,030,929
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
7.500% 10/01/25 (c)	305,000	333,975
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000% 1/15/32 (c)	125,000	128,581
4.875% 2/01/31 (c)	25,000	27,062
6.875% 1/15/29	240,000	270,391
Transcanada Trust 3 mo. CDOR + 3.080%
4.650% VRN 5/18/77 CAD (d)	650,000	543,408
Transcontinental Gas Pipe Line Co. LLC
4.000% 3/15/28	125,000	141,533
4.600% 3/15/48	575,000	700,991
The Williams Cos., Inc.
3.750% 6/15/27	1,170,000	1,300,472
3.900% 1/15/25	800,000	875,014
4.550% 6/24/24	385,000	424,136
5.100% 9/15/45	660,000	820,702
		18,842,246
Private Equity — 0.1%
Blackstone Property Partners Europe Holdings SARL
0.500% 9/12/23 EUR (c) (d)	100,000	119,564
Blackstone Property Partners Europe Holdings Sarl
1.750% 3/12/29 EUR (c) (d)	280,000	344,600
		464,164

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate — 0.4%
ADLER Group SA
1.500% 7/26/24 EUR (c) (d)	$100,000	$116,194
Akelius Residential Property AB
1.750% 2/07/25 EUR (c) (d)	370,000	462,467
CIFI Holdings Group Co. Ltd.
6.550% 3/28/24 (c)	200,000	210,100
Country Garden Holdings Co. Ltd.
5.125% 1/17/25 (c)	250,000	258,883
Dar Al-Arkan Sukuk Co. Ltd.
6.750% 2/15/25 (c)	300,000	308,841
Howard Hughes Corp.
4.125% 2/01/29 (c)	250,000	249,957
5.375% 8/01/28 (c)	45,000	47,773
Logicor Financing Sarl
1.500% 11/14/22 EUR (c) (d)	110,000	132,793
Shimao Group Holdings Ltd.
5.600% 7/15/26 (c)	200,000	210,035
Sun Hung Kai Properties Capital Market Ltd.
2.875% 1/21/30 (c)	1,150,000	1,202,192
Vonovia Finance BV
2.250% 12/15/23 EUR (c) (d)	100,000	125,500
		3,324,735
Real Estate Investment Trusts (REITS) — 2.9%
American Campus Communities Operating Partnership LP
2.850% 2/01/30	810,000	834,397
3.300% 7/15/26	405,000	434,483
3.625% 11/15/27	1,045,000	1,137,636
American Tower Corp.
1.600% 4/15/26	280,000	283,080
Boston Properties LP
2.900% 3/15/30	785,000	815,954
3.250% 1/30/31	765,000	820,090
Brixmor Operating Partnership LP
4.050% 7/01/30	485,000	543,192
4.125% 6/15/26	2,000,000	2,226,733
4.125% 5/15/29	160,000	179,413
Digital Dutch Finco BV
0.125% 10/15/22 EUR (c) (d)	108,000	128,531
Essex Portfolio LP
1.650% 1/15/31	380,000	356,323
4.000% 3/01/29	760,000	858,254
GLP Capital LP/GLP Financing II, Inc.
3.350% 9/01/24	125,000	132,415
Healthcare Realty Trust, Inc.
2.050% 3/15/31	230,000	222,593
3.625% 1/15/28	850,000	932,085
Healthpeak Properties, Inc.
2.875% 1/15/31	1,445,000	1,513,492
3.250% 7/15/26	65,000	70,549
3.500% 7/15/29	70,000	77,367
Highwoods Realty LP
3.050% 2/15/30	675,000	705,379
4.125% 3/15/28	405,000	454,023
Inmobiliaria Colonial Socimi SA
1.625% 11/28/25 EUR (c) (d)	300,000	377,193

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.500% 11/28/29 EUR (c) (d)	$100,000	$133,258
Klepierre SA
1.000% 4/17/23 EUR (c) (d)	100,000	120,767
Prologis LP
1.250% 10/15/30	210,000	197,818
2.250% 6/30/29 GBP (d)	150,000	220,797
Regency Centers LP
3.600% 2/01/27	305,000	338,039
3.700% 6/15/30	205,000	227,008
4.125% 3/15/28	815,000	916,505
SBA Tower Trust
1.631% 5/15/51 (c)	320,000	320,129
2.836% 1/15/50 (c)	320,000	335,790
3.448% 3/15/48 (c)	995,000	1,013,996
3.722% 4/09/48 (c)	415,000	419,473
Scentre Group Trust 1 / Scentre Group Trust 2
1.375% 3/22/23 EUR (c) (d)	111,000	134,649
Simon Property Group LP
2.650% 7/15/30	435,000	451,019
3.300% 1/15/26	910,000	989,617
VEREIT Operating Partnership LP
2.200% 6/15/28	120,000	121,863
2.850% 12/15/32	580,000	606,664
3.400% 1/15/28	400,000	435,355
3.950% 8/15/27	1,850,000	2,084,899
4.875% 6/01/26	1,050,000	1,210,047
		23,380,875
Retail — 0.5%
eG Global Finance PLC
4.375% 2/07/25 EUR (c) (d)	100,000	116,870
Jmh Co. Ltd. Co.
2.500% 4/09/31 (c)	599,000	606,254
L Brands, Inc.
6.625% 10/01/30 (c)	415,000	479,325
Next Group PLC
3.625% 5/18/28 GBP (c) (d)	250,000	380,702
PetSmart, Inc. / PetSmart Finance Corp.
4.750% 2/15/28 (c)	255,000	264,881
QVC, Inc.
4.375% 3/15/23	1,750,000	1,845,358
Ross Stores, Inc.
1.875% 4/15/31	495,000	479,857
		4,173,247
Savings & Loans — 0.0%
Nationwide Building Society
3 mo. EURIBOR + .930% 1.500% VRN 3/08/26 EUR (c) (d)	140,000	174,511
5 year EUR Swap + 1.500% 2.000% VRN 7/25/29 EUR (c) (d)	150,000	187,084
		361,595
Semiconductors — 0.6%
Asml Holding NV
0.625% 7/07/22 EUR (c) (d)	100,000	119,454
1.625% 5/28/27 EUR (c) (d)	100,000	129,095

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Infineon Technologies AG
1.125% 6/24/26 EUR (c) (d)	$400,000	$495,545
Micron Technology, Inc.
4.185% 2/15/27	1,150,000	1,297,790
4.975% 2/06/26	435,000	500,176
NXP BV / NXP Funding LLC
5.350% 3/01/26 (c)	1,115,000	1,301,457
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.700% 5/01/25 (c)	45,000	47,474
3.150% 5/01/27 (c)	95,000	101,675
TSMC Global Ltd.
1.000% 9/28/27 (c)	620,000	596,744
		4,589,410
Software — 0.2%
Clarivate Science Holdings Corp.
3.875% 6/30/28 (c)	105,000	105,531
Fidelity National Information Services, Inc.
0.125% 12/03/22 EUR (d)	109,000	129,851
0.750% 5/21/23 EUR (d)	110,000	132,535
Fiserv, Inc.
3.000% 7/01/31 GBP (d)	250,000	378,367
Oracle Corp.
2.300% 3/25/28	355,000	364,696
SAP SE
1.125% 2/20/23 EUR (c) (d)	106,000	128,290
		1,239,270
Telecommunications — 3.0%
Altice France SA
3.375% 1/15/28 EUR (c) (d)	135,000	155,957
5.500% 1/15/28 (c)	495,000	513,661
America Movil SAB de CV
5.750% 6/28/30 GBP (d)	140,000	255,488
AT&T, Inc.
1.600% 5/19/28 EUR (d)	200,000	254,149
1.650% 2/01/28	415,000	412,268
2.050% 5/19/32 EUR (d)	100,000	131,176
2.250% 2/01/32	1,250,000	1,228,376
2.300% 6/01/27	450,000	465,922
2.500% 3/15/23 EUR (d)	113,000	139,313
2.550% 12/01/33 (c)	480,000	476,188
2.750% 6/01/31 (e)	825,000	858,148
3.800% 12/01/57 (c)	844,000	880,113
4.300% 2/15/30	275,000	318,348
British Telecommunications PLC
1.125% 3/10/23 EUR (c) (d)	111,000	134,559
C&W Senior Financing DAC
7.500% 10/15/26 (c)	200,000	210,000
Chorus Ltd.
1.125% 10/18/23 EUR (c) (d)	100,000	121,676
CK Hutchison Group Telecom Finance SA
0.375% 10/17/23 EUR (c) (d)	109,000	130,358
Deutsche Telekom International Finance BV
0.625% 4/03/23 EUR (c) (d)	112,000	134,883
4.250% 7/13/22 EUR (c) (d)	80,000	99,382

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
HKT Capital No 4 Ltd.
3.000% 7/14/26 (c)	$800,000	$847,729
NBN Co., Ltd.
2.625% 5/05/31 (c)	480,000	492,245
NTT Finance Corp.
1.591% 4/03/28 (c)	765,000	763,489
2.065% 4/03/31 (c)	200,000	202,954
Ooredoo International Finance Co.
2.625% 4/08/31 (c)	225,000	227,637
Orange SA
0.750% 9/11/23 EUR (c) (d)	100,000	121,008
0.875% 2/03/27 EUR (c) (d)	200,000	247,438
PLT VII Finance Sarl
4.625% 1/05/26 EUR (c) (d)	100,000	122,417
Sprint Capital Corp.
6.875% 11/15/28	250,000	320,625
T-Mobile USA, Inc.
3.500% 4/15/25	400,000	433,538
3.750% 4/15/27	2,560,000	2,828,800
Tele2 AB
1.125% 5/15/24 EUR (c) (d)	140,000	171,005
2.125% 5/15/28 EUR (c) (d)	130,000	169,877
Telefonica Emisiones SA
2.242% 5/27/22 EUR (c) (d)	200,000	242,642
3.987% 1/23/23 EUR (c) (d)	100,000	126,538
Telstra Corp. Ltd.
3.500% 9/21/22 EUR (c) (d)	114,000	141,447
Verizon Communications, Inc.
1.300% 5/18/33 EUR (d)	390,000	476,113
2.100% 3/22/28	365,000	372,818
2.550% 3/21/31	565,000	578,156
2.650% 11/20/40	530,000	510,528
2.987% 10/30/56	2,595,000	2,441,668
4.329% 9/21/28	520,000	604,493
4.522% 9/15/48	325,000	402,342
4.750% 11/01/41	165,000	208,174
Vmed O2 UK Financing I PLC
4.500% 7/15/31 GBP (c) (d) (f)	155,000	215,235
Vodafone Group PLC
1.750% 8/25/23 EUR (c) (d)	113,000	139,924
4.125% 5/30/25	280,000	312,603
4.125% 5/30/25	1,750,000	1,953,766
4.875% 6/19/49	700,000	883,487
5.250% 5/30/48	848,000	1,118,165
		24,596,826
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.
3.550% 11/19/26	250,000	274,155
Transportation — 0.2%
Deutsche Post AG
2.750% 10/09/23 EUR (c) (d)	62,000	78,642
Guangzhou Metro Investment Finance BVI Ltd.
2.310% 9/17/30 (c)	600,000	570,762
InPost SA
2.250% 7/15/27 EUR (c) (d)	100,000	119,429

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SF Holding Investment Ltd.
2.875% 2/20/30 (c)	$570,000	$581,252
		1,350,085
Trucking & Leasing — 0.1%
SMBC Aviation Capital Finance DAC
4.125% 7/15/23 (c)	1,110,000	1,180,220
Water — 0.0%
Veolia Environnement SA
0.314% 10/04/23 EUR (c) (d)	100,000	119,783

TOTAL CORPORATE DEBT (Cost $259,281,911)		269,650,908

MUNICIPAL OBLIGATIONS — 0.1%
Commonwealth of Puerto Rico, ClassA,
Revenue Bond, 8.000% 7/01/35	600,000	496,500

TOTAL MUNICIPAL OBLIGATIONS (Cost $483,000)		496,500

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.2%
Auto Floor Plan Asset-Backed Securities — 0.3%
Ford Credit Floorplan Master Owner Trust A
Series 2020-2, Class B, 1.320% 9/15/27	410,000	410,264
Series 2018-2, Class B, 3.320% 3/15/25	1,200,000	1,256,362
GMF Floorplan Owner Revolving Trust
Series 2020-2, Class C, 1.310% 10/15/25 (c)	290,000	290,262
Series 2020-1, Class C, 1.480% 8/15/25 (c)	485,000	488,477
Navistar Financial Dealer Note Master Trust, Series 2020-1, Class C, 1 mo. USD LIBOR + 2.150%
2.242% FRN 7/25/25 (c)	270,000	272,470
		2,717,835
Automobile Asset-Backed Securities — 0.7%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D, 1.490% 9/18/26	275,000	277,252
Series 2018-2, Class D, 4.010% 7/18/24	255,000	267,460
Capital Auto Receivables Asset Trust
Series 2018-2, Class C, 3.690% 12/20/23 (c)	447,729	448,512
Series 2018-1, Class D, 3.700% 6/20/25 (c)	800,000	805,919
GM Financial Automobile Leasing Trust
Series 2020-3, Class C, 1.110% 10/21/24	305,000	306,983
Series 2020-2, Class C, 2.560% 7/22/24	270,000	277,787
Hyundai Auto Receivables Trust
Series 2020-C, Class C, 1.080% 12/15/27	520,000	514,228
Series 2020-B, Class C, 1.600% 12/15/26	500,000	503,805
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D
1.570% 1/15/27 (c)	735,000	727,641
Santander Retail Auto Lease Trust
Series 2021-A, Class D, 1.380% 3/22/27 (c)	715,000	714,249
Series 2019-B, Class D, 3.310% 6/20/24 (c)	715,000	734,051
World Omni Auto Receivables Trust, Series 2018-B, Class B
3.170% 1/15/25	200,000	204,213
		5,782,100

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 3.2%
Ashford Hospitality Trust, Series 2018-ASHF, Class B, 1 mo. USD LIBOR + 1.250%
1.323% FRN 4/15/35 (c)	$235,000	$234,560
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, 1 mo. USD LIBOR + 1.250%
1.323% FRN 9/15/32 (c)	235,000	235,000
Aventura Mall Trust, Series 2018-AVM, Class A,
4.249% VRN 7/05/40 (c) (g)	380,000	432,909
BANK, Series 2018-BNK13, Class A5,
4.217% VRN 8/15/61 (g)	415,000	479,730
Barclays Commercial Mortgage Trust, Series 2019-BWAY, Class D, 1 mo. USD LIBOR + 2.160%
2.233% FRN 11/15/34 (c)	245,000	238,473
Benchmark Mortgage Trust
Series 2018-B1, Class AM, 3.878% VRN 1/15/51 (g)	290,000	323,249
Series 2018-B3, Class AS, 4.195% VRN 4/10/51 (g)	375,000	426,721
Series 2018-B8, Class A5, 4.232% 1/15/52	620,000	720,013
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class B
3.267% 11/15/52	295,000	317,767
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class D, 3.635% VRN 5/10/35 (c) (g)	315,000	319,383
Series 2013-375P, Class C, 3.635% VRN 5/10/35 (c) (g)	390,000	399,680
Series 2017-C4, Class AS, 3.764% 10/12/50	520,000	568,287
Series 2018-B2, Class C, 4.827% VRN 3/10/51 (g)	205,000	219,617
Cold Storage Trust, Series 2020-ICE5, Class C, 1 mo. USD LIBOR + 1.650%
1.723% FRN 11/15/37 (c)	285,067	285,958
Commercial Mortgage Trust
Series 2015-LC23, Class AM, 4.158% VRN 10/10/48 (g)	1,650,000	1,804,312
Series 2015-CR26, Class B, 4.625% VRN 10/10/48 (g)	627,000	689,641
Credit Suisse Mortgage Trust
Series 2020-NET, Class A, 2.257% 8/15/37 (c)	305,000	313,833
Series 2020-NET, Class C, 3.526% 8/15/37 (c)	480,000	506,731
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A4, 2.763% 9/15/52	655,000	689,444
Series 2019-C17, Class AS, 3.278% 9/15/52	285,000	307,377
Series 2019-C17, Class B, 3.480% 9/15/52	330,000	361,972
DC Office Trust, Series 2019-MTC, Class D,
3.174% VRN 9/15/45 (c) (g)	520,000	519,607
Great Wolf Trust
Series 2019-WOLF, Class A, 1 mo. USD LIBOR + 1.034% 1.107% FRN 12/15/36 (c)	710,000	710,445
Series 2019-WOLF, Class C, 1 mo. USD LIBOR + 1.633% 1.706% FRN 12/15/36 (c)	435,000	435,000
Series 2019-WOLF, Class D, 1 mo. USD LIBOR + 1.933% 2.006% FRN 12/15/36 (c)	820,000	814,877
GS Mortgage Securities Trust
Series 2019-GSMS, Class C, 1 mo. USD LIBOR + 1.300% 1.373% FRN 6/15/36 (c)	735,000	733,623
Series 2019-GSA1, Class B, 3.511% 11/10/52	870,000	932,719
Series 2015-GC28, Class AS, 3.759% 2/10/48	400,000	428,927
Series 2017-GS8, Class C, 4.480% VRN 11/10/50 (g)	540,000	580,191
Hilton Orlando Trust, Series 2018-ORL, Class B, 1 mo. USD LIBOR + 1.200%
1.273% FRN 12/15/34 (c)	715,000	715,448
Independence Plaza Trust
Series 2018-INDP, Class A, 3.763% 7/10/35 (c)	845,000	896,353
Series 2018-INDP, Class B, 3.911% 7/10/35 (c)	855,000	901,742

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
InTown Hotel Portfolio Trust, Series 2018-STAY, Class C, 1 mo. USD LIBOR + 1.500%
1.573% FRN 1/15/33 (c)	$500,000	$498,373
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.248% 7/05/33 (c)	115,000	121,140
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class AS,
3.858% VRN 3/15/50 (g)	160,000	174,610
Manhattan West, Series 2020-1MW, Class D,
2.413% VRN 9/10/39 (c) (g)	290,000	288,132
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.310% 12/15/51	1,015,000	1,172,704
VNO Mortgage Trust,
4.033% VRN 1/10/35 (c) (g)	750,000	769,269
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class C, 1 mo. USD LIBOR + 1.800% 1.873% FRN 2/15/40 (c)	368,154	370,454
Series 2019-JWDR, Class A, 2.584% VRN 9/15/31 (c) (g)	710,000	722,636
Series 2014-LC18, Class AS, 3.808% 12/15/47	1,695,000	1,796,532
Series 2017-C39, Class B, 4.025% 9/15/50	1,010,000	1,106,795
Series 2015-C29, Class C, 4.354% VRN 6/15/48 (g)	935,000	974,429
		25,538,663
Other Asset-Backed Securities — 3.7%
Applebee's Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I
4.194% 6/07/49 (c)	679,863	706,408
Ares LVII CLO Ltd., Series 2020-57A, Class A, 3 mo. USD LIBOR + 1.320%
1.496% FRN 10/25/31 (c)	745,000	745,432
Ballyrock CLO 15 Ltd., Series 2021-1A, Class A1, 3 mo. USD LIBOR + 1.060%
1.226% FRN 4/15/34 (c)	495,000	495,097
Barings CLO Ltd., Series 2016-2A, Class AR, 3 mo. USD LIBOR + 1.080%
1.268% FRN 7/20/28 (c)	341,611	341,631
Bayview Mortgage Fund IV Trust, Series 2017-RT3, Class A,
3.500% VRN 1/28/58 (c) (g)	455,957	454,378
Bluemountain CLO Ltd., Series 2015-2A, Class A1R, 3 mo. USD LIBOR + .930%
1.120% FRN 7/18/27 (c)	189,640	189,683
CBAM Ltd., Series 2019-9A, Class A, 3 mo. USD LIBOR + 1.280%
1.464% FRN 2/12/30 (c)	1,230,000	1,230,028
CIFC Funding Ltd.
Series 2021-3A, Class A, 3 mo. USD LIBOR + 1.140% 1.288% FRN 7/15/36 (c)	585,000	585,476
Series 2020-3A, Class A1, 3 mo. USD LIBOR + 1.350% 1.538% FRN 10/20/31 (c)	1,405,000	1,406,042
Series 2020-1A, Class A1, 3 mo. USD LIBOR + 1.700% 1.884% FRN 7/15/32 (c)	870,000	870,441
Driven Brands Funding LLC
Series 2020-2A, Class A2, 3.237% 1/20/51 (c)	563,588	581,445
Series 2020-1A, Class A2, 3.786% 7/20/50 (c)	272,938	285,421
Dryden 86 CLO Ltd.
Series 2020-86A, Class A1R, 3 mo. USD LIBOR + 1.100% 1.260% FRN 7/17/34 (c) (f)	600,000	600,063
Series 2020-86A, Class A, 3 mo. USD LIBOR + 1.650% 1.840% FRN 7/17/30 (c)	1,355,000	1,355,000
Golub Capital Partners CLO, Series 2018-39A, Class A1, 3 mo. USD LIBOR + 1.150%
1.338% FRN 10/20/28 (c)	508,438	508,448

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Hardee's Funding LLC
Series 2021-1A, Class A2, 2.865% 6/20/51 (c)	$300,000	$300,778
Series 2018-1A, Class AII, 4.959% 6/20/48 (c)	316,063	340,079
Hilton Grand Vacations Trust, Series 2020-AA, Class A
2.740% 2/25/39 (c)	276,418	286,815
HPS Loan Management, Series 11A-17, Class BR, 3 mo. USD LIBOR + 1.550%
1.725% FRN 5/06/30 (c)	265,000	263,812
Jack In The Box Funding LLC, Series 2019-1A, Class A2I
3.982% 8/25/49 (c)	535,950	550,060
Madison Park Funding Ltd.
Series 2019-37A, Class A1, 3 mo. USD LIBOR + 1.300% 1.484% FRN 7/15/32 (c)	510,000	510,148
Series 2019-33A, Class A, 3 mo. USD LIBOR + 1.330% 1.514% FRN 10/15/32 (c)	1,020,000	1,022,849
Magnetite XVIII Ltd., Series 2016-18A, Class AR, 3 mo. USD LIBOR + 1.080%
1.236% FRN 11/15/28 (c)	1,055,000	1,055,011
Mill City Mortgage Loan Trust, Series 2018-1, Class A1,
3.250% VRN 5/25/62 (c) (g)	310,209	318,659
MVW LLC, Series 2020-1A, Class C
4.210% 10/20/37 (c)	241,838	256,162
Neuberger Berman Loan Advisers CLO Ltd.
Series 2019-32A, Class AR, 3 mo. USD LIBOR + .990% 1.180% FRN 1/20/32 (c)	1,445,000	1,445,249
Series 2017-16SA, Class AR, 3 mo. USD LIBOR + 1.040% 1.240% FRN 4/15/34 (c)	765,000	765,405
Series 2021-43A, Class A, 3 mo. USD LIBOR + 1.130% 1.277% FRN 7/17/35 (c) (f)	435,000	435,000
Series 2020-38A, Class A, 3 mo. USD LIBOR + 1.300% 1.488% FRN 10/20/32 (c)	695,000	696,024
Oak Hill Credit Partners Ltd., Series 2019-3A, Class AR, 3 mo. USD LIBOR + 1.140%
1.269% FRN 7/02/35 (c) (f)	600,000	600,121
OCP CLO Ltd.
Series 2014-7A, Class A1RR, 3 mo. USD LIBOR + 1.120% 1.308% FRN 7/20/29 (c)	725,000	725,125
Series 2020-19A, Class A1, 3 mo. USD LIBOR + 1.750% 1.938% FRN 7/20/31 (c)	565,000	565,205
Octagon Investment Partners Ltd., Series 2016-1A, Class AR, 3 mo. USD LIBOR + 1.180%
1.356% FRN 1/24/33 (c)	885,000	883,308
OZLM Ltd.
Series 2014-7RA, Class A1R, 3 mo. USD LIBOR + 1.010% 1.200% FRN 7/17/29 (c)	348,406	348,450
Series 2014-8A, Class A1RR, 3 mo. USD LIBOR + 1.170% 1.360% FRN 10/17/29 (c)	639,963	640,000
Palmer Square CLO Ltd.
Series 2021-2A, Class A, 3 mo. USD LIBOR + 1.150% 1.256% FRN 7/15/34 (c)	695,000	695,706
Series 2020-2A, Class A1A, 3 mo. USD LIBOR + 1.700% 1.884% FRN 7/15/31 (c)	570,000	570,161
Reese Park CLO Ltd., Series 2020-1A, Class A1, 3 mo. USD LIBOR + 1.320%
1.504% FRN 10/15/32 (c)	690,000	690,428
SBA Tower Trust, Series 2014-2A, Class C,
3.869% STEP 10/15/49 (c)	735,000	772,327

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sierra Receivables Funding LLC, Series 2020-2A, Class C
3.510% 7/20/37 (c)	$272,371	$280,091
Southwick Park CLO LLC, Series 2019-4A, Class A1, 3 mo. USD LIBOR + 1.300%
1.488% FRN 7/20/32 (c)	1,215,000	1,215,639
Symphony CLO Ltd.
Series 2016-17A, Class AR, 3 mo. USD LIBOR + .880% 1.064% FRN 4/15/28 (c)	543,221	543,236
Series 2021-26A, Class AR, 3 mo. USD LIBOR + 1.080% 1.189% FRN 4/20/33 (c)	425,000	424,474
Series 2020-23A, Class A, 3 mo. USD LIBOR + 1.320% 1.504% FRN 1/15/34 (c)	1,445,000	1,446,610
Towd Point Mortgage Trust
Series 2015-6, Class A1, 3.500% VRN 4/25/55 (c) (g)	129,108	129,778
Series 2018-3, Class A1, 3.750% VRN 5/25/58 (c) (g)	458,178	484,776
Wellfleet CLO Ltd., Series 2017-2A, Class A1R, 3 mo. USD LIBOR + 1.060%
1.248% FRN 10/20/29 (c)	650,000	649,679
		30,266,158
Student Loans Asset-Backed Securities — 0.8%
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A, 1.170% 9/16/69 (c)	202,829	203,751
Series 2020-HA, Class A, 1.310% 1/15/69 (c)	316,518	318,587
Series 2020-DA, Class A, 1.690% 5/15/69 (c)	276,999	279,739
Series 2019-FA, Class A2, 2.600% 8/15/68 (c)	582,341	592,484
Series 2020-CA, Class B, 2.830% 11/15/68 (c)	470,000	473,392
Nelnet Student Loan Trust, Series 2020-1A, Class A, 1 mo. USD LIBOR + .740%
0.832% FRN 3/26/68 (c)	263,590	262,404
SMB Private Education Loan Trust
Series 2021-A, Class APT1, 1.070% 1/15/53 (c)	665,205	657,082
Series 2020-BA, Class A1A, 1.290% 7/15/53 (c)	305,704	306,605
Series 2020-PTB, Class A2A, 1.600% 9/15/54 (c)	575,000	579,018
Series 2021-A, Class B, 2.310% 1/15/53 (c)	570,000	579,140
Series 2016-B, Class A2A, 2.430% 2/17/32 (c)	585,967	597,983
Series 2018-A, Class A2A, 3.500% 2/15/36 (c)	1,038,909	1,091,408
Series 2018-C, Class A2A, 3.630% 11/15/35 (c)	754,000	787,047
		6,728,640
Whole Loan Collateral Collateralized Mortgage Obligations — 2.4%
Angel Oak Mortgage Trust
Series 2020-3, Class A1, 1.691% VRN 4/25/65 (c) (g)	747,319	754,817
Series 2020-6, Class A3, 1.775% VRN 5/25/65 (c) (g)	585,067	588,329
Series 2020-5, Class A3, 2.041% VRN 5/25/65 (c) (g)	192,422	193,325
Series 2020-5, Class M1, 2.970% VRN 5/25/65 (c) (g)	275,000	281,076
Series 2019-3, Class A2, 3.136% VRN 5/25/59 (c) (g)	207,009	206,898
Series 2018-3, Class A3, 3.238% VRN 5/25/59 (c) (g)	185,381	185,248
Series 2019-1, Class A2, 4.022% VRN 11/25/48 (c) (g)	77,456	78,354
CIM Trust
Series 2020-INV1, Class A2, 2.500% VRN 4/25/50 (c) (g)	738,900	749,851
Series 2019-INV3, Class A15, 3.500% VRN 8/25/49 (c) (g)	134,170	136,898
COLT Mortgage Loan Trust
Series 2020-3, Class A1, 1.506% VRN 4/27/65 (c) (g)	181,415	182,164
Series 2019-3, Class A1, 2.764% VRN 8/25/49 (c) (g)	313,134	312,962
Ellington Financial Mortgage Trust
Series 2021-2, Class A2, 1.085% VRN 6/25/66 (c) (g)	511,432	511,790

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-2, Class A1, 2.739% VRN 11/25/59 (c) (g)	$384,311	$390,007
Series 2020-1, Class A3, 3.999% VRN 5/25/65 (c) (g)	430,000	442,696
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, 1 mo. USD LIBOR + .850% 0.942% FRN 3/25/50 (c)	160,409	160,813
Series 2018-6RR, Class 2A4, 4.000% VRN 9/25/48 (c) (g)	68,508	69,575
Galton Funding Mortgage Trust
Series 2020-H1, Class A1, 2.310% VRN 1/25/60 (c) (g)	435,315	442,641
Series 2019-H1, Class A1, 2.657% VRN 10/25/59 (c) (g)	160,373	164,071
Series 2019-H1, Class A3, 2.964% VRN 10/25/59 (c) (g)	484,990	494,525
Series 2018-1, Class A23, 3.500% VRN 11/25/57 (c) (g)	73,337	74,566
Series 2019-2, Class A42, 3.500% VRN 6/25/59 (c) (g)	27,566	27,627
Series 2019-1, Class A42, 4.000% VRN 2/25/59 (c) (g)	2,528	2,522
GMRF Mortgage Acquisition Co., Series 2019-1, Class A22,
4.000% VRN 2/25/59 (c) (g)	46,937	47,902
GS Mortgage Backed Securities, Series 2020-INV1, Class A14,
2.989% VRN 10/25/50 (c) (g)	406,721	412,639
GS Mortgage-Backed Securities Trust, Series 2021-GR1, Class A4,
2.500% VRN 11/25/51 (c) (g)	530,000	534,304
Homeward Opportunities Fund I Trust
Series 2020-2, Class A1, 1.657% VRN 5/25/65 (c) (g)	323,385	325,222
Series 2019-3, Class A3, 3.031% VRN 11/25/59 (c) (g)	345,894	348,368
Hundred Acre Wood Trust,
2.500% VRN 7/25/51 (c) (g)	1,009,867	1,021,860
JP Morgan Mortgage Trust
Series 2020-INV1, Class A11, 1 mo. USD LIBOR + .830% 0.922% FRN 8/25/50 (c)	133,485	133,753
Series 2019-INV2, Class A3, 3.500% VRN 2/25/50 (c) (g)	130,391	132,839
Series 2019-INV3, Class A3, 3.500% VRN 5/25/50 (c) (g)	254,157	259,270
Series 2019-INV3, Class A15, 3.500% VRN 5/25/50 (c) (g)	218,796	223,070
Series 2020-LTV1, Class A3, 3.500% VRN 6/25/50 (c) (g)	238,507	243,752
Series 2020-LTV1, Class A15, 3.500% VRN 6/25/50 (c) (g)	101,957	103,848
Series 2020-INV1, Class A3, 3.500% VRN 8/25/50 (c) (g)	210,766	215,201
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, 2.464% VRN 1/26/60 (c) (g)	303,896	306,959
Series 2019-NQM5, Class A1, 2.710% VRN 11/25/59 (c) (g)	528,273	537,266
Onslow Bay Financial LLC
Series 2020-EXP1, Class 2A1, 1 mo. USD LIBOR + .750% 0.842% FRN 2/25/60 (c)	411,865	412,444
Series 2020-EXP3, Class 1A8, 3.000% VRN 1/25/60 (c) (g)	550,297	559,672
Series 2020-EXP2, Class A8, 3.000% VRN 5/25/60 (c) (g)	626,360	640,124
Series 2020-INV1, Class A5, 3.500% VRN 12/25/49 (c) (g)	303,203	309,598
Series 2019-EXP3, Class 1A8, 3.500% VRN 10/25/59 (c) (g)	153,878	157,034
Series 2020-EXP1, Class 1A8, 3.500% VRN 2/25/60 (c) (g)	476,237	486,498
Series 2019-INV2, Class A25, 4.000% VRN 5/27/49 (c) (g)	278,343	283,811
Series 2019-EXP2, Class 1A3, 4.000% VRN 6/25/59 (c) (g)	203,179	208,163
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (c) (g)	289,686	293,573
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (c) (g)	360,107	365,559
Series 2018-CH1, Class A19, 4.000% VRN 2/25/48 (c) (g)	241,281	246,007
Series 2018-CH2, Class A21, 4.000% VRN 6/25/48 (c) (g)	72,925	74,362
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (c) (g)	93,812	95,445
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (c) (g)	110,428	112,196
SG Residential Mortgage Trust, Series 2019-3, Class A1,
2.703% VRN 9/25/59 (c) (g)	139,533	140,224
Starwood Mortgage Residential Trust
Series 2019-1, Class A1, 2.941% VRN 6/25/49 (c) (g)	201,965	201,892
Series 2019-1, Class A2, 3.146% VRN 6/25/49 (c) (g)	343,147	342,962

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-IMC2, Class A1, 4.121% VRN 10/25/48 (c) (g)	$277,498	$280,745
Verus Securitization Trust
Series 2019-4, Class A1, 2.642% STEP 11/25/59 (c)	521,093	529,020
Series 2019-INV3, Class A1, 2.692% VRN 11/25/59 (c) (g)	730,229	743,000
Series 2019-3, Class A3, 3.040% STEP 7/25/59 (c)	250,899	253,413
Series 2019-INV2, Class A2, 3.117% VRN 7/25/59 (c) (g)	541,047	549,253
Series 2020-INV1, Class A3, 3.889% VRN 3/25/60 (c) (g)	100,000	104,098
Vista Point Securitization Trust
Series 2020-1, Class A1, 1.763% VRN 3/25/65 (c) (g)	456,161	458,813
Series 2020-2, Class M1, 3.401% VRN 4/25/65 (c) (g)	350,000	360,644
		19,505,558

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $88,963,004)		90,538,954

SOVEREIGN DEBT OBLIGATIONS — 14.8%
1Malaysia Development Berhad Global Investments Ltd.
4.400% 3/09/23 (c)	1,000,000	1,007,668
Albania Government International Bond
3.500% 10/09/25 EUR (c) (d)	115,000	145,320
3.500% 10/09/25 EUR (c) (d)	160,000	202,185
3.500% 6/16/27 EUR (c) (d)	105,000	133,680
Australia Government International Bond
3.000% 3/21/47 AUD (c) (d)	2,852,000	2,447,427
Bermuda Government International Bond
4.750% 2/15/29 (c)	650,000	756,080
Bonos Tesoreria Pesos
4.500% 3/01/26 CLP (d)	445,000,000	631,788
4.700% 9/01/30 CLP (c) (d)	3,325,000,000	4,570,784
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/25 BRL (d)	4,471,000	904,566
Bundesrepublik Deutschland Bundesanleihe
0.010% 2/15/31 EUR (c) (d)	1,525,000	1,852,405
Canadian Government International Bond
0.500% 12/01/30 CAD (d)	1,400,000	1,041,106
Canadian Government Real Return Bond
4.000% 12/01/31 CAD (d)	2,738,529	3,240,851
Croatia Government International Bond
1.125% 6/19/29 EUR (c) (d)	465,000	566,426
1.125% 3/04/33 EUR (c) (d)	184,000	216,356
3.875% 5/30/22 EUR (c) (d)	400,000	492,086
Cyprus Government International Bond
0.010% 2/09/26 EUR (c) (d)	245,000	291,961
1.250% 1/21/40 EUR (c) (d)	45,000	54,408
1.500% 4/16/27 EUR (c) (d)	70,000	90,120
2.375% 9/25/28 EUR (c) (d)	1,402,000	1,927,578
2.750% 2/26/34 EUR (c) (d)	93,000	137,118
2.750% 5/03/49 EUR (c) (d)	114,000	182,192
3.750% 7/26/23 EUR (c) (d)	120,000	154,598
3.750% 7/26/23 EUR (c) (d)	100,000	128,832
3.875% 5/06/22 EUR (c) (d)	220,000	270,209
4.250% 11/04/25 EUR (c) (d)	250,000	354,191
4.250% 11/04/25 EUR (c) (d)	540,000	765,053
Czech Republic International Bond
3.875% 5/24/22 EUR (c) (d)	460,000	566,057
Deutsche Bundesrepublik Inflation Linked Bond
0.500% 4/15/30 EUR (c) (d)	4,008,356	5,732,484

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Egypt Government International Bond
4.750% 4/11/25 EUR (c) (d)	$290,000	$358,654
Export Import Bank of Thailand
1.457% 10/15/25 (c)	200,000	200,033
France Government Bond OAT
0.010% 11/25/30 EUR (c) (d)	3,295,000	3,895,349
1.250% 5/25/36 EUR (c) (d)	1,872,000	2,485,292
Hellenic Republic Government Bond
0.750% 6/18/31 EUR (c) (d)	585,000	688,688
Iceland Government International Bond
0.010% 4/15/28 EUR (c) (d)	346,000	406,379
Indonesia Government International Bond
3.750% 6/14/28 EUR (c) (d)	1,280,000	1,800,397
6.125% 5/15/28 IDR (d)	14,144,000,000	974,473
7.000% 5/15/27 IDR (d)	6,090,000,000	444,822
8.375% 9/15/26 IDR (d)	1,700,000,000	131,636
8.750% 5/15/31 IDR (d)	4,710,000,000	374,146
10.250% 7/15/27 IDR (d)	1,300,000,000	108,505
Ireland Government International Bond
0.200% 10/18/30 EUR (c) (d)	1,582,000	1,898,232
1.350% 3/18/31 EUR (c) (d)	1,335,000	1,779,259
1.500% 5/15/50 EUR (c) (d)	73,000	100,475
2.000% 2/18/45 EUR (c) (d)	191,000	290,051
5.400% 3/13/25 EUR (d)	943,000	1,363,071
Israel Government International Bond
1.500% 1/18/27 EUR (c) (d)	530,000	678,126
1.750% 8/31/25 ILS (d)	4,274,000	1,403,075
5.500% 1/31/42 ILS (d)	3,753,000	1,848,141
Italy Buoni Poliennali Del Tesoro
0.650% 5/15/26 EUR (c) (d)	1,278,527	1,634,981
2.800% 3/01/67 EUR (c) (d)	1,146,000	1,604,048
Ivory Coast Government International Bond
4.875% 1/30/32 EUR (c) (d)	105,000	124,367
Japan Government Thirty Year Bond
1.700% 9/20/44 JPY (d)	294,200,000	3,323,312
2.200% 9/20/39 JPY (d)	275,600,000	3,264,159
2.500% 9/20/37 JPY (d)	427,550,000	5,177,475
Japan Government Twenty Year Bond
0.600% 6/20/37 JPY (d)	337,100,000	3,174,648
0.700% 3/20/37 JPY (d)	149,900,000	1,433,154
1.200% 12/20/34 JPY (d)	305,850,000	3,115,461
1.500% 6/20/34 JPY (d)	12,000,000	126,152
Japanese Government CPI Linked Bond
0.100% 3/10/24 JPY (d)	165,469,600	1,509,699
0.100% 9/10/24 JPY (d)	168,526,800	1,539,109
0.100% 3/10/25 JPY (d)	185,826,400	1,700,279
0.200% 3/10/30 JPY (d)	48,115,892	452,855
Korea Electric Power Corp.
7.000% 2/01/27	120,000	153,182
Korea National Oil Corp.
1.625% 10/05/30 (c)	440,000	420,452
Korea South-East Power Co. Ltd.
1.000% 2/03/26 (c)	400,000	394,757
Latvia Government International Bond
0.375% 10/07/26 EUR (c) (d)	2,114,000	2,581,756
Malaysia Government Bond
3.844% 4/15/33 MYR (d)	590,000	144,329

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.065% 6/15/50 MYR (d)	$2,936,000	$678,692
4.642% 11/07/33 MYR (d)	3,255,000	851,218
4.736% 3/15/46 MYR (d)	5,640,000	1,430,403
4.921% 7/06/48 MYR (d)	6,645,000	1,710,891
4.935% 9/30/43 MYR (d)	155,000	40,727
Mexican Bonos
8.500% 5/31/29 MXN (d)	14,830,000	818,425
Morocco Government International Bond
1.375% 3/30/26 EUR (c) (d)	160,000	192,230
National Highways Authority of India
7.300% 5/18/22 INR (c) (d)	100,000,000	1,364,194
New South Wales Treasury Corp.
4.000% 5/20/26 AUD (c) (d)	680,000	583,672
4.000% 5/20/26 AUD (c) (d)	860,000	738,173
North Macedonia Government International Bond
1.625% 3/10/28 EUR (c) (d)	400,000	467,186
Norway Government Bond
3.000% 3/14/24 NOK (c) (d)	2,700,000	331,282
Philippine Government International Bond
0.250% 4/28/25 EUR (d)	125,000	148,655
Portugal Obrigacoes do Tesouro OT
4.100% 2/15/45 EUR (c) (d)	217,000	416,085
Province of Ontario Canada
3.500% 6/02/43 CAD (d)	140,000	131,314
3.500% 6/02/43 CAD (d)	62,000	58,153
Republic of South Africa Government Bond
7.000% 2/28/31 ZAR (d)	18,675,000	1,121,939
8.000% 1/31/30 ZAR (d)	2,510,000	166,679
8.250% 3/31/32 ZAR (d)	9,191,000	587,775
10.500% 12/21/26 ZAR (d)	17,225,000	1,371,124
Romanian Government International Bond
1.375% 12/02/29 EUR (c) (d)	110,000	129,976
2.000% 1/28/32 EUR (c) (d)	110,000	131,737
2.000% 1/28/32 EUR (c) (d)	380,000	455,091
2.124% 7/16/31 EUR (c) (d)	642,000	785,022
2.875% 10/28/24 EUR (c) (d)	100,000	129,455
2.875% 5/26/28 EUR (c) (d)	560,000	740,675
2.875% 3/11/29 EUR (c) (d)	96,000	125,898
3.624% 5/26/30 EUR (c) (d)	670,000	918,105
Russian Federal Bond - OFZ
8.150% 2/03/27 RUB (d)	29,733,000	429,768
8.500% 9/17/31 RUB (d)	55,000,000	829,268
Serbia Government International Bond
1.500% 6/26/29 EUR (c) (d)	450,000	537,475
Serbia Treasury Bonds
4.500% 8/20/32 RSD (d)	81,410,000	899,963
Singapore Government International Bond
2.875% 7/01/29 SGD (d)	990,000	819,638
3.125% 9/01/22 SGD (d)	1,130,000	867,311
Slovenia Government International Bond
0.275% 1/14/30 EUR (c) (d)	639,000	774,030
1.500% 3/25/35 EUR (c) (d)	398,000	537,742
3.125% 8/07/45 EUR (c) (d)	237,000	425,751
5.250% 2/18/24 (c)	200,000	224,309
5.250% 2/18/24 (c)	200,000	224,309
Spain Government International Bond
0.010% 1/31/25 EUR (d)	1,106,000	1,328,751

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sri Lanka Government International Bond
6.250% 7/27/21 (c)	$200,000	$195,000
Thailand Government Bond
1.585% 12/17/35 THB (d)	39,485,000	1,139,697
1.600% 12/17/29 THB (d)	4,400,000	137,360
3.650% 6/20/31 THB (d)	28,345,000	1,033,337
3.775% 6/25/32 THB (d)	8,585,000	317,641
United Kingdom Gilt
0.625% 6/07/25 GBP (c) (d)	2,408,000	3,380,256
0.625% 10/22/50 GBP (c) (d)	1,037,000	1,218,885
4.250% 12/07/46 GBP (c) (d)	1,119,000	2,564,912
4.750% 12/07/30 GBP (c) (d)	1,784,000	3,373,260
		119,849,947

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $117,948,038)		119,849,947

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 14.2%
Collateralized Mortgage Obligations — 0.4%
Federal Home Loan Mortgage Corp. REMICS Series 4977, Class IO 4.500% 5/25/50	369,972	61,185
Federal Home Loan Multifamily Structured Pass Through Certificates
Series 2019-K100, Class B, 3.610% VRN 11/25/52 (c) (g)	765,000	820,307
Series 2019-K98, Class B, 3.861% VRN 10/25/52 (c) (g)	335,000	369,894
Series 2019-K736, Class B, 3.884% VRN 7/25/26 (c) (g)	585,000	632,755
Series 2018-K73, Class B, 3.984% VRN 2/25/51 (c) (g)	665,000	733,382
Series 2018-K731, Class B, 4.065% VRN 2/25/25 (c) (g)	720,000	771,982
Federal National Mortgage Association REMICS Series 2018-44, Class PC 4.000% 6/25/44	36,886	37,095
		3,426,600
Pass-Through Securities — 12.8%
Federal Home Loan Mortgage Corp.
Pool #SB8509 2.000% 1/01/36	1,070,153	1,106,552
Pool #QC3425 2.500% 6/01/51	290,000	300,988
Pool #ZS7403 3.000% 5/01/31	173,993	184,223
Pool #SB0222 3.000% 11/01/34	240,959	257,085
Pool #ZS4693 3.000% 12/01/46	107,112	112,663
Pool #G08756 3.000% 4/01/47	44,269	46,539
Pool #SD0080 3.000% 9/01/49	182,799	195,086
Pool #QA7625 3.000% 3/01/50	176,380	183,798
Pool #SD0286 3.000% 4/01/50	575,764	599,980
Pool #SD0393 3.000% 6/01/50	139,612	145,985
Pool #SD7531 3.000% 12/01/50	220,554	234,000
Pool #SB0015 3.500% 6/01/33	247,369	265,199
Pool #U90690 3.500% 6/01/42	78,030	84,201
Pool #U99051 3.500% 6/01/43	78,754	84,983
Pool #ZT0179 3.500% 11/01/47	850,009	909,336
Pool #SD0212 3.500% 12/01/49	233,755	249,431
Pool #RA1906 4.000% 12/01/49	634,897	685,324
Pool #SD8039 4.000% 1/01/50	501,551	533,394
Pool #SD0422 4.500% 7/01/45	177,222	197,279
Pool #RA2607 4.500% 5/01/50	100,418	108,117
Pool #ZS3941 5.000% 12/01/41	60,758	69,043
Federal National Mortgage Association
Pool #CB0570 2.000% 5/01/36	1,147,943	1,188,064

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BM3859 2.500% 8/01/31	$140,217	$146,741
Pool #BC9043 2.500% 11/01/31	419,980	440,310
Pool #BM1890 2.500% 1/01/32	112,554	117,721
Pool #CA7603 2.500% 11/01/50	668,858	692,560
Pool #CA7735 2.500% 11/01/50	770,977	798,298
Pool #CA7738 2.500% 11/01/50	614,562	636,340
Pool #CA8022 2.500% 12/01/50	26,986	27,942
Pool #CA8131 2.500% 12/01/50	955,750	989,619
Pool #BT1265 2.500% 6/01/51	620,000	643,492
Pool #BT1288 2.500% 7/01/51 (f)	539,898	560,355
Pool #BM5109 3.000% 12/01/32	1,148,557	1,211,783
Pool #BM5111 3.000% 11/01/33	155,665	165,256
Pool #CA4885 3.000% 12/01/34	569,710	608,193
Pool #BO7256 3.000% 1/01/35	257,955	274,734
Pool #FM2547 3.000% 2/01/35	470,298	502,065
Pool #AL9412 3.000% 11/01/36	297,802	317,424
Pool #CA5597 3.000% 4/01/40	997,845	1,066,709
Pool #BM4221 3.000% 1/01/43	163,536	173,647
Pool #BM5468 3.000% 2/01/43	256,571	272,434
Pool #AB9248 3.000% 5/01/43	71,660	76,091
Pool #AU1629 3.000% 7/01/43	19,512	20,718
Pool #AS0406 3.000% 9/01/43	105,416	113,185
Pool #BM5469 3.000% 3/01/44	485,456	515,470
Pool #BM3380 3.000% 6/01/46	405,011	430,557
Pool #MA2670 3.000% 7/01/46	170,966	179,880
Pool #FM5500 3.000% 9/01/46	557,352	591,811
Pool #MA2806 3.000% 11/01/46	314,442	330,836
Pool #AS8295 3.000% 11/01/46	354,707	379,519
Pool #BD8462 3.000% 11/01/46	1,618,804	1,719,899
Pool #BM4896 3.000% 2/01/47	861,682	914,956
Pool #BM1418 3.000% 4/01/47	1,823,037	1,936,886
Pool #FM1000 3.000% 4/01/47	259,075	272,582
Pool #MA2956 3.000% 4/01/47	198,103	208,184
Pool #BM4744 3.000% 6/01/47	157,923	168,969
Pool #FM1572 3.000% 9/01/48	347,321	365,430
Pool #FM5499 3.000% 2/01/49	247,883	260,807
Pool #FM1445 3.000% 8/01/49	160,044	170,802
Pool #CA4794 3.000% 12/01/49	496,436	521,000
Pool #CA5337 3.000% 3/01/50	920,487	966,034
Pool #CA5540 3.000% 4/01/50	20,150	21,287
Pool #CA6314 3.000% 7/01/50	276,459	292,191
Pool #BQ1348 3.000% 8/01/50	194,802	204,559
Pool #CA6738 3.000% 8/01/50	364,622	383,319
Pool #BQ5052 3.000% 9/01/50	35,084	36,910
Pool #CA7755 3.000% 10/01/50	637,523	672,107
Pool #FM3462 3.500% 12/01/33	539,738	579,366
Pool #AS4449 3.500% 2/01/35	158,293	169,057
Pool #FM3340 3.500% 5/01/35	18,775	20,057
Pool #MA1283 3.500% 12/01/42	61,153	65,961
Pool #MA1373 3.500% 3/01/43	92,964	100,215
Pool #MA1437 3.500% 5/01/43	92,186	99,376
Pool #MA1546 3.500% 8/01/43	211,416	227,906
Pool #AL6167 3.500% 1/01/44	839,606	905,095
Pool #AS5182 3.500% 6/01/45	522,539	559,868
Pool #BC1747 3.500% 1/01/46	1,361,152	1,452,008
Pool #BM5785 3.500% 9/01/46	142,529	152,711
Pool #BM4582 3.500% 8/01/47	157,675	169,087
Pool #BM3122 3.500% 10/01/47	2,169,172	2,333,451

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA3210 3.500% 12/01/47	$56,991	$60,140
Pool #MA3238 3.500% 1/01/48	1,097,020	1,156,275
Pool #CA1189 3.500% 2/01/48	247,716	261,405
Pool #BH9277 3.500% 2/01/48	597,173	629,430
Pool #FM1001 3.500% 11/01/48	73,873	77,956
Pool #BO1033 3.500% 8/01/49	20,714	21,778
Pool #BO1410 3.500% 9/01/49	277,915	292,188
Pool #BO1437 3.500% 10/01/49	253,126	266,126
Pool #FM3972 3.500% 7/01/50	416,862	442,082
Pool #BF0198 4.000% 11/01/40	159,546	175,172
Pool #MA0639 4.000% 2/01/41	518,332	569,506
Pool #AL2745 4.000% 3/01/42	726,032	796,007
Pool #BM3385 4.000% 6/01/45	858,756	933,204
Pool #FM2673 4.000% 10/01/45	1,253,650	1,370,951
Pool #AL8387 4.000% 3/01/46	1,262,632	1,372,093
Pool #MA3088 4.000% 8/01/47	55,275	59,359
Pool #MA3149 4.000% 10/01/47	686,369	736,649
Pool #MA3467 4.000% 9/01/48	7,685	8,178
Pool #BM5527 4.000% 10/01/48	177,602	192,333
Pool #BM5147 4.000% 10/01/48	36,837	40,411
Pool #CA3503 4.000% 5/01/49	121,197	128,949
Pool #CA4571 4.000% 11/01/49	179,008	190,318
Pool #CA4823 4.000% 12/01/49	281,969	299,871
Pool #AL0065 4.500% 4/01/41	279,125	310,186
Pool #AI1888 4.500% 5/01/41	305,918	339,961
Pool #AL0160 4.500% 5/01/41	401,468	446,145
Pool #AL6536 4.500% 3/01/45	432,679	477,854
Pool #BM4185 4.500% 9/01/46	198,972	218,183
Pool #FM2899 4.500% 11/01/46	495,915	551,102
Pool #FM5708 4.500% 5/01/47	265,759	295,333
Pool #BM3148 4.500% 11/01/47	224,795	248,950
Pool #BM4343 4.500% 5/01/48	468,581	518,933
Pool #CA2204 4.500% 8/01/48	100,928	108,422
Pool #CA2207 4.500% 8/01/48	61,503	66,291
Pool #FM7311 4.500% 3/01/49	778,919	838,337
Pool #CA5186 4.500% 1/01/50	43,920	47,311
Pool #CA5696 4.500% 5/01/50	192,836	207,697
Pool #AD6438 5.000% 6/01/40	72,126	81,962
Pool #AL9893 5.000% 2/01/45	383,093	433,538
Pool #FM4212 5.000% 12/01/47	618,014	703,189
Pool #BM3279 5.500% 5/01/44	1,452,373	1,678,568
Pool #BM4971 6.000% 7/01/41	267,378	316,294
Federal National Mortgage Association TBA 3.000% 7/14/51 (f)	1,225,000	1,277,254
Government National Mortgage Association Pool #AA5821 3.000% 11/15/42	55,823	59,625
Government National Mortgage Association II
Pool #MA2891 3.000% 6/20/45	1,057,156	1,119,473
Pool #MA3662 3.000% 5/20/46	171,161	180,769
Pool #MA3802 3.000% 7/20/46	82,992	87,521
Pool #MA3873 3.000% 8/20/46	479,680	505,857
Pool #MA6144 3.000% 9/20/49	30,604	31,500
Pool #MA6209 3.000% 10/20/49	186,404	191,334
Pool #MA6399 3.000% 1/20/50	97,661	100,244
Pool #MA6531 3.000% 3/20/50	332,804	341,606
Pool #MA6757 3.000% 7/20/50	258,244	263,299
Pool #MA7313 3.000% 4/20/51	1,975,897	2,073,539
Pool #MA0318 3.500% 8/20/42	234,431	253,678

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA1012 3.500% 5/20/43	$491,700	$531,762
Pool #MA1090 3.500% 6/20/43	195,576	211,450
Pool #AL1773 3.500% 1/20/45	244,326	263,699
Pool #MA3310 3.500% 12/20/45	119,959	127,596
Pool #MA3597 3.500% 4/20/46	182,039	193,344
Pool #MA3663 3.500% 5/20/46	143,984	152,925
Pool #MA3736 3.500% 6/20/46	393,830	418,288
Pool #MA3803 3.500% 7/20/46	28,342	30,102
Pool #MA4004 3.500% 10/20/46	718,060	762,429
Pool #MA4382 3.500% 4/20/47	34,304	36,413
Pool #MA4586 3.500% 7/20/47	66,839	70,817
Pool #MA4719 3.500% 9/20/47	24,014	25,436
Pool #MA4900 3.500% 12/20/47	329,514	348,716
Pool #MA784472 3.500% 2/20/48	416,512	453,442
Pool #784504 3.500% 2/20/48	181,547	194,580
Pool #784474 3.500% 2/20/48	247,769	265,556
Pool #MA3245 4.000% 11/20/45	260,170	281,696
Pool #MA4511 4.000% 6/20/47	180,581	192,982
Pool #MA4720 4.000% 9/20/47	652,984	697,878
Pool #MA4838 4.000% 11/20/47	162,278	173,384
Pool #MA6934 4.000% 10/20/50	2,059,801	2,165,692
Pool #MA2894 4.500% 6/20/45	230,733	253,372
Pool #MA2963 4.500% 7/20/45	86,442	94,869
Pool #MA3312 4.500% 12/20/45	4,145	4,546
Pool #MA4588 4.500% 7/20/47	501,052	544,655
Pool #MA4654 4.500% 8/20/47	75,886	82,489
Pool #MA4781 5.000% 10/20/47	529,047	579,752
Pool #MA5194 5.000% 5/20/48	122,618	132,866
Pool #BF2644 5.000% 5/20/48	9,078	9,994
Pool #MA5266 5.000% 6/20/48	379,106	410,494
Pool #BF2878 5.000% 6/20/48	29,433	32,405
Pool #MA5988 5.000% 6/20/49	337,294	362,269
Pool #MA5081 5.500% 3/20/48 (f)	84,786	94,808
Pool #MA5140 5.500% 4/20/48 (f)	59,851	66,682
Pool #MA5195 5.500% 5/20/48 (f)	212,435	234,890
Pool #MA5469 5.500% 9/20/48 (f)	771	849
Pool #MA5531 5.500% 10/20/48 (f)	20,270	22,324
Pool #MA5598 5.500% 11/20/48 (f)	88,472	97,437
Pool #MA5654 5.500% 12/20/48 (f)	300,854	331,245
Pool #MA5713 5.500% 1/20/49 (f)	73,976	81,426
Pool #MA5820 5.500% 3/20/49	70,018	77,025
Government National Mortgage Association II TBA
2.500% 7/21/51 (f)	6,650,000	6,885,347
3.000% 7/21/51 (f)	2,090,000	2,180,621
3.500% 7/21/51 (f)	1,310,000	1,376,319
Uniform Mortgage Backed Securities TBA
1.500% 7/19/36 (f)	1,335,000	1,351,479
2.000% 7/14/51 (f)	8,970,000	9,068,109
2.500% 7/14/51 (f)	6,380,000	6,602,303
4.000% 7/14/51 (f)	1,805,000	1,922,889
4.500% 7/14/51 (f)	2,505,000	2,696,789
		103,625,816
Whole Loans — 1.0%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-HQA1, Class M1, SOFR30A + .700% 0.718% FRN 8/25/33 (c)	285,000	284,843

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-DNA3, Class M1, 1 mo. USD LIBOR + .750% 0.842% FRN 3/25/30	$84,232	$84,240
Series 2018-DNA3, Class M1, 1 mo. USD LIBOR + .750% 0.842% FRN 9/25/48 (c)	709	708
Series 2020-DNA2, Class M1, 1 mo. USD LIBOR + .750% 0.842% FRN 2/25/50 (c)	98,336	98,347
Series 2018-DNA2, Class M1, 1 mo. USD LIBOR + .800% 0.892% FRN 12/25/30 (c)	92,427	92,445
Series 2018-DNA1, Class M2AT, 1 mo. USD LIBOR + 1.050% 1.142% FRN 7/25/30	452,738	450,637
Series 2017-DNA3, Class M2AS, 1 mo. USD LIBOR + 1.100% 1.192% FRN 3/25/30	745,000	735,503
Series 2018-HQA1, Class M2AS, 1 mo. USD LIBOR + 1.100% 1.192% FRN 9/25/30	326,225	325,904
Series 2019, Class M2, 1 mo. USD LIBOR + 1.400% 1.492% FRN 2/25/49 (c)	389,013	390,929
Series 2017-HQA3, Class M2, 1 mo. USD LIBOR + 2.350% 2.442% FRN 4/25/30	613,244	624,849
Series 2020-DNA5, Class M2, SOFR30A + 2.800% 2.818% FRN 10/25/50 (c)	641,000	650,083
Series 2015-DNA3, Class M3, 1 mo. USD LIBOR + 4.700% 4.792% FRN 4/25/28	671,227	694,153
Series 2016-HQA2, Class M3, 1 mo. USD LIBOR + 5.150% 5.242% FRN 11/25/28	902,027	944,416
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2018-C01, Class 1ED2, 1 mo. USD LIBOR + .850% 0.942% FRN 7/25/30	638,669	628,942
Series 2018-C02, Class 2EB2, 1 mo. USD LIBOR + .900% 0.992% FRN 8/25/30	320,301	312,443
Series 2017-C04, Class 2ED2, 1 mo. USD LIBOR + 1.100% 1.192% FRN 11/25/29	741,750	724,967
Series 2017-C02, Class 2ED3, 1 mo. USD LIBOR + 1.350% 1.442% FRN 9/25/29	600,994	603,215
Series 2017-C06, Class 1M2B, 1 mo. USD LIBOR + 2.650% 2.742% FRN 2/25/30	520,000	526,582
		8,173,206

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $113,682,848)		115,225,622

U.S. TREASURY OBLIGATIONS — 18.2%
U.S. Treasury Bonds & Notes — 18.2%
U.S. Treasury Bond
1.875% 2/15/41	2,900,000	2,841,979
2.250% 5/15/41	10,890,000	11,343,403
2.375% 5/15/51	3,555,000	3,798,645
U.S. Treasury Inflation Index
0.125% 10/15/25	402	437
0.125% 1/15/31	4,871	5,364
U.S. Treasury Note
0.125% 1/31/23	7,025,000	7,018,432
0.125% 5/15/23	16,280,000	16,247,984
0.125% 6/30/23	16,770,000	16,728,722
0.125% 1/15/24 (h)	15,795,000	15,700,930
0.125% 2/15/24	2,320,000	2,305,275
0.250% 3/15/24	7,210,000	7,181,818
0.250% 5/15/24	4,805,000	4,779,386

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
0.250% 6/15/24	$11,985,000	$11,912,847
0.750% 3/31/26	11,620,000	11,573,401
0.750% 4/30/26	13,715,000	13,651,025
0.750% 5/31/26	22,830,000	22,710,649
		147,800,297

TOTAL U.S. TREASURY OBLIGATIONS (Cost $147,587,934)		147,800,297

TOTAL BONDS & NOTES (Cost $748,280,073)		763,927,881

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $49,882)		941

MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (i)	923,579	923,579

TOTAL MUTUAL FUNDS (Cost $923,579)		923,579

TOTAL LONG-TERM INVESTMENTS (Cost $749,506,227)		765,105,085

SHORT-TERM INVESTMENTS — 9.9%
Commercial Paper — 0.1%
BAT International Finance PLC
0.233% 7/15/21 (c)	900,000	899,947

	Number of Shares
Mutual Fund — 9.4%
T. Rowe Price Government Reserve Investment Fund	76,464,126	76,464,126

	Principal Amount
Sovereign Debt Obligations — 0.3%
Egypt Treasury Bills
13.002% 7/13/21 EGP (d) (j)	$7,775,000	494,042
Japan Treasury Discount Bill
0.000% 8/16/21 JPY (d)	222,000,000	1,998,547
U.S. Treasury Bill — 0.1%
U.S. Treasury Bill
0.044% 12/30/21 (j)	900,000	899,750

TOTAL SHORT-TERM INVESTMENTS (Cost $80,765,678)		80,756,412

TOTAL INVESTMENTS — 104.3% (Cost $830,271,905) (k)		845,861,497

Other Assets/(Liabilities) — (4.3)%		(34,685,367)

NET ASSETS — 100.0%		$811,176,130

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is perpetual and has no stated maturity date.
(b)	All or a portion of the security represents unsettled loan commitments at June 30, 2021 where the rate will be determined at time of settlement.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $255,399,403 or 31.49% of net assets.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $1,752,495 or 0.22% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $866,894 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2021.
(h)	A portion of this security is pledged/held as collateral for open derivatives.
(i)	Represents investment of security lending cash collateral. (Note 2).
(j)	The rate shown represents yield-to-maturity.
(k)	See Note 3 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
USD Put EUR Call	UBS AG	7/30/21	1.23	9,800,000	USD	9,800,000	$941	$49,882	$(48,941)

OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
USD Put EUR Call	UBS AG	9/09/21	1.25	9,800,000	USD	9,800,000	$(2,548)	$(30,380)	$27,832

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/09/21	INR	7,516,000	USD	103,128	$(2,080)
Bank of America N.A.	8/20/21	SEK	5,965,125	USD	718,906	(21,580)
Bank of America N.A.	8/20/21	EUR	4,952,098	USD	6,050,071	(172,287)
Bank of America N.A.	9/10/21	USD	741,048	MYR	3,066,901	4,408
Bank of America N.A.	10/15/21	USD	1,703,656	CNH	10,969,500	19,826
Barclays Bank PLC	7/09/21	USD	2,757,681	INR	202,882,605	30,031
Barclays Bank PLC	7/09/21	USD	487,434	IDR	7,156,990,761	(5,876)
Barclays Bank PLC	7/23/21	USD	1,167,532	AUD	1,515,000	31,236

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	8/20/21	USD	616,465	EUR	515,000	$5,197
BNP Paribas SA	7/09/21	KRW	88,011,000	USD	78,029	119
BNP Paribas SA	7/09/21	USD	164,240	RUB	11,819,872	2,753
BNP Paribas SA	7/16/21	MXN	1,859,000	USD	93,764	(668)
BNP Paribas SA	7/16/21	CZK	3,151,000	USD	147,740	(1,238)
BNP Paribas SA	7/16/21	USD	70,089	RSD	6,889,186	580
BNP Paribas SA	7/21/21	JPY	12,196,000	USD	110,154	(357)
BNP Paribas SA	7/23/21	USD	1,963,351	CAD	2,428,000	4,680
BNP Paribas SA	7/23/21	USD	42,543	AUD	56,000	541
BNP Paribas SA	8/20/21	GBP	61,000	USD	84,765	(374)
BNP Paribas SA	9/02/21	USD	236,795	BRL	1,262,467	(15,144)
BNP Paribas SA	9/10/21	USD	1,797,338	CLP	1,309,685,522	17,257
BNP Paribas SA	9/17/21	USD	180,839	CNH	1,175,000	106
BNP Paribas SA	10/08/21	USD	1,448,696	CLP	1,062,804,888	5,445
BNP Paribas SA	10/15/21	USD	851,022	CNH	5,484,750	9,107
Citibank N.A.	7/09/21	USD	2,337,357	RUB	176,405,421	(72,754)
Citibank N.A.	7/09/21	RUB	144,071,000	USD	1,884,390	83,958
Citibank N.A.	7/09/21	INR	10,000,000	USD	133,686	758
Citibank N.A.	7/15/21	ILS	7,440,964	USD	2,287,981	(5,361)
Citibank N.A.	7/15/21	USD	5,473,550	ILS	17,940,672	(30,002)
Citibank N.A.	7/16/21	USD	850,173	RSD	85,391,389	(11,387)
Citibank N.A.	7/16/21	TRY	3,946,000	USD	456,000	(6,212)
Citibank N.A.	7/16/21	USD	463,717	TRY	3,946,000	13,929
Citibank N.A.	7/16/21	USD	1,040,984	MXN	20,589,000	9,910
Citibank N.A.	7/21/21	USD	8,665,889	JPY	942,483,507	181,005
Citibank N.A.	7/23/21	CAD	995,000	USD	822,679	(20,011)
Citibank N.A.	7/23/21	USD	2,093,719	CAD	2,520,000	60,831
Citibank N.A.	7/23/21	AUD	6,265,000	USD	4,895,548	(196,607)
Citibank N.A.	7/23/21	USD	5,320,967	AUD	7,021,000	55,003
Citibank N.A.	8/20/21	EUR	1,214,862	USD	1,474,768	(32,815)
Citibank N.A.	8/20/21	GBP	1,395,000	USD	1,983,703	(53,770)
Citibank N.A.	8/20/21	USD	30,821,796	EUR	25,342,183	742,448
Citibank N.A.	8/20/21	USD	1,526,262	GBP	1,095,000	11,368
Citibank N.A.	9/02/21	USD	231,787	BRL	1,249,843	(17,633)
Citibank N.A.	10/15/21	USD	1,735,086	ZAR	23,893,182	84,047
Credit Suisse International	7/23/21	USD	273,258	AUD	360,000	3,247
Credit Suisse International	7/23/21	USD	303,910	NOK	2,590,000	3,070
Deutsche Bank AG	7/09/21	INR	23,427,450	USD	317,043	(2,074)
Deutsche Bank AG	7/21/21	USD	2,008,553	JPY	222,028,416	9,701
Deutsche Bank AG	7/23/21	USD	272,984	NOK	2,320,000	3,506
Deutsche Bank AG	8/20/21	GBP	1,075,000	USD	1,515,153	(27,929)
Deutsche Bank AG	8/20/21	EUR	438,009	USD	535,070	(15,185)
Deutsche Bank AG	8/20/21	USD	36,312	GBP	26,098	206
Deutsche Bank AG	9/10/21	USD	143,890	MYR	598,337	175
Goldman Sachs International	7/09/21	TWD	11,871,450	USD	424,283	1,793
Goldman Sachs International	7/09/21	USD	389,776	TWD	11,016,705	(5,623)
Goldman Sachs International	7/09/21	KRW	1,052,553,000	USD	944,926	(10,328)
Goldman Sachs International	7/09/21	IDR	13,157,796,000	USD	915,023	(8,095)
Goldman Sachs International	7/09/21	USD	730,554	IDR	10,735,486,140	(9,411)
Goldman Sachs International	7/09/21	INR	168,215,000	USD	2,249,140	12,422
Goldman Sachs International	7/23/21	USD	614,621	CAD	755,000	5,561
Goldman Sachs International	8/20/21	GBP	45,482	USD	64,562	(1,639)
Goldman Sachs International	9/10/21	USD	1,233,515	THB	38,531,946	31,585
Goldman Sachs International	9/17/21	ZAR	1,050,000	USD	73,245	(424)
Goldman Sachs International	10/08/21	USD	428,047	TWD	11,871,450	1,880
Goldman Sachs International	10/15/21	USD	849,809	CNH	5,484,750	7,894
HSBC Bank USA	7/09/21	TWD	14,509,550	USD	518,661	2,099
HSBC Bank USA	7/09/21	USD	1,907,188	INR	140,869,691	13,269

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
HSBC Bank USA	7/09/21	USD	391,936	TWD	11,080,020	$(5,736)
HSBC Bank USA	7/09/21	USD	806,676	IDR	11,928,317,933	(15,507)
HSBC Bank USA	7/09/21	IDR	6,032,072,230	USD	414,575	1,197
HSBC Bank USA	7/09/21	INR	42,815,635	USD	572,162	3,471
HSBC Bank USA	7/09/21	USD	648,904	RUB	47,537,389	(568)
HSBC Bank USA	7/16/21	MXN	16,786,992	USD	825,969	14,705
HSBC Bank USA	7/23/21	CAD	5,625,000	USD	4,491,978	45,719
HSBC Bank USA	7/23/21	USD	1,517,390	AUD	1,960,949	46,619
HSBC Bank USA	7/23/21	USD	3,521,447	CAD	4,301,138	51,712
HSBC Bank USA	8/20/21	EUR	328,508	USD	400,915	(10,999)
HSBC Bank USA	8/20/21	USD	24,566	GBP	17,463	407
HSBC Bank USA	9/10/21	USD	309,914	THB	9,663,108	8,492
HSBC Bank USA	9/17/21	USD	3,415,933	CNH	21,939,000	41,385
HSBC Bank USA	10/08/21	USD	523,187	TWD	14,509,550	2,316
HSBC Bank USA	10/08/21	IDR	1,217,797,000	USD	82,881	456
HSBC Bank USA	10/08/21	RUB	47,537,389	USD	639,468	826
HSBC Bank USA	10/08/21	USD	409,593	IDR	6,032,072,230	(3,190)
HSBC Bank USA	10/08/21	USD	303,166	INR	22,815,635	(496)
JP Morgan Chase Bank	7/16/21	CZK	2,300,000	USD	103,553	3,384
JP Morgan Chase Bank	7/16/21	USD	128,759	CZK	2,694,000	3,504
JP Morgan Chase Bank	7/21/21	USD	101,457	JPY	11,155,000	1,032
JP Morgan Chase Bank	7/23/21	USD	1,551,305	CAD	1,925,000	(1,596)
JP Morgan Chase Bank	8/20/21	GBP	1,680,000	USD	2,367,070	(42,849)
JP Morgan Chase Bank	8/20/21	EUR	292,524	USD	357,663	(10,458)
JP Morgan Chase Bank	8/20/21	USD	2,445,145	GBP	1,731,000	50,368
JP Morgan Chase Bank	9/10/21	USD	1,680,785	MYR	6,956,366	9,932
JP Morgan Chase Bank	9/17/21	USD	1,713,109	SGD	2,274,246	21,861
Morgan Stanley & Co. LLC	7/09/21	KRW	2,712,716,000	USD	2,393,559	15,154
Morgan Stanley & Co. LLC	7/09/21	IDR	4,225,736,504	USD	291,229	38
Morgan Stanley & Co. LLC	7/21/21	USD	522,384	JPY	57,855,247	1,531
Morgan Stanley & Co. LLC	7/23/21	USD	864,387	CAD	1,083,414	(9,605)
Morgan Stanley & Co. LLC	7/23/21	USD	41,578	AUD	53,848	1,190
Morgan Stanley & Co. LLC	8/20/21	EUR	1,023,621	USD	1,245,102	(30,137)
Morgan Stanley & Co. LLC	8/20/21	USD	253,568	GBP	182,388	1,241
Morgan Stanley & Co. LLC	8/20/21	USD	31,902,526	EUR	26,252,269	742,970
Morgan Stanley & Co. LLC	9/10/21	USD	158,773	THB	5,076,985	407
Morgan Stanley & Co. LLC	10/08/21	USD	782,295	CLP	565,215,696	14,752
Morgan Stanley & Co. LLC	10/08/21	USD	287,974	IDR	4,225,736,504	(1,199)
Royal Bank of Canada	7/23/21	USD	240,255	AUD	308,724	8,703
State Street Bank and Trust Co.	7/16/21	MXN	7,299,664	USD	359,087	6,472
State Street Bank and Trust Co.	7/21/21	JPY	441,598,000	USD	4,010,924	(35,356)
State Street Bank and Trust Co.	7/21/21	USD	6,077,171	JPY	661,244,168	124,197
State Street Bank and Trust Co.	7/23/21	CAD	64,831	USD	53,472	(1,172)
State Street Bank and Trust Co.	7/23/21	USD	348,490	NOK	2,939,186	7,091
State Street Bank and Trust Co.	7/23/21	USD	63,019	CAD	78,130	(9)
State Street Bank and Trust Co.	8/13/21	PLN	457,000	USD	122,100	(2,227)
State Street Bank and Trust Co.	8/20/21	USD	13,399,462	GBP	9,505,018	249,604
State Street Bank and Trust Co.	8/20/21	USD	2,729,134	SEK	22,666,959	79,358
State Street Bank and Trust Co.	8/20/21	USD	31,039,690	EUR	25,530,926	736,316
State Street Bank and Trust Co.	8/20/21	GBP	21,000	USD	29,019	34
State Street Bank and Trust Co.	8/20/21	EUR	348,098	USD	422,657	(9,490)
State Street Bank and Trust Co.	9/17/21	USD	112,945	ZAR	1,629,000	(32)
UBS AG	7/09/21	RUB	141,506,000	USD	1,968,368	(35,065)
UBS AG	7/09/21	USD	151,769	TWD	4,284,275	(1,998)
UBS AG	7/09/21	USD	693,040	RUB	49,814,318	12,460
UBS AG	7/09/21	USD	917,561	KRW	1,036,532,320	(2,811)
UBS AG	7/16/21	MXN	43,898,000	USD	2,163,814	34,550
UBS AG	7/16/21	CZK	57,521,000	USD	2,655,203	19,174

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	7/16/21	USD	2,815,779	CZK	60,278,000	$13,217
UBS AG	7/21/21	USD	10,162,480	JPY	1,109,091,831	177,674
UBS AG	7/23/21	NOK	24,680,000	USD	2,985,921	(119,231)
UBS AG	7/23/21	USD	2,360,863	NOK	19,770,000	64,490
UBS AG	8/20/21	EUR	2,395,989	USD	2,884,189	(40,323)
UBS AG	8/20/21	USD	2,519,203	EUR	2,073,268	58,383
UBS AG	9/02/21	USD	472,619	BRL	2,537,559	(33,778)
UBS AG	9/10/21	USD	418,175	CLP	305,216,478	3,335
UBS AG	9/10/21	USD	1,010,058	THB	31,677,426	21,942
UBS AG	9/17/21	ZAR	712,029	USD	49,409	(28)
UBS AG	9/17/21	USD	1,745,298	ZAR	23,894,000	88,164
UBS AG	10/08/21	USD	1,021,025	CLP	734,780,406	23,218
UBS AG	10/08/21	KRW	1,172,542,320	USD	1,037,919	2,926
UBS AG	10/08/21	USD	56,508	TWD	1,565,000	326
UBS AG	10/15/21	CZK	30,139,000	USD	1,405,580	(5,386)
UBS AG	11/12/21	CZK	30,139,000	USD	1,408,036	(8,202)
						$3,112,942

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Euro-BTP	9/08/21	2	$357,637	$1,432
Euro-Bund	9/08/21	2	408,043	1,302
Korea 10 Year Bond	9/17/21	25	2,795,035	(2,556)
Korea 3 Year Bond	9/17/21	37	3,626,030	(12,932)
U.S. Treasury Long Bond	9/21/21	146	23,192,538	276,962
U.S. Treasury Ultra 10 Year	9/21/21	5	733,617	2,399
U.S. Treasury Ultra Bond	9/21/21	308	56,827,339	2,520,411
U.S. Treasury Note 2 Year	9/30/21	91	20,077,714	(28,566)
				$2,758,452
Short
Euro-Buxl 30 Year Bond	9/08/21	7	$(1,682,468)	$(4,475)
Euro-OAT	9/08/21	8	(1,502,383)	(6,271)
Euro-Schatz	9/08/21	122	(16,224,367)	2,025
U.S. Treasury Note 10 Year	9/21/21	94	(12,382,898)	(72,102)
UK Long Gilt	9/28/21	6	(1,058,964)	(4,240)
U.S. Treasury Note 5 Year	9/30/21	203	(25,148,428)	92,201
				$7,138

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover Series 35	5.000%	Quarterly	6/20/26	EUR	815,000	$(119,636)	$(113,479)	$(6,157)

Centrally Cleared Credit Default Swap - Sell Protection††
Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 36	1.000%	Quarterly	6/20/26	NR*	USD	14,940,000	$377,167	$354,877	$22,290

OTC Credit Default Swaps-Sell Protection††
Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BB*	6/20/22	USD	260,000	$2,161	$(7,203)	$9,364
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BB*	12/20/24	USD	151,000	2,509	(4,578)	7,087
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BB*	12/20/24	USD	303,000	5,034	(9,187)	14,221
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BB*	12/20/24	USD	152,000	2,525	(10,490)	13,015
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BB*	12/20/29	USD	225,000	(1,471)	(11,045)	9,574
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BB*	12/20/29	USD	225,000	(1,471)	(11,239)	9,768
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	BB*	12/20/21	USD	160,000	679	(10,870)	11,549
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	BB*	6/20/24	USD	135,000	2,240	(8,192)	10,432
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	BB*	6/20/24	USD	67,500	1,120	(3,879)	4,999
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	BB*	6/20/24	USD	67,500	1,120	(3,879)	4,999
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	BB*	12/20/24	USD	450,000	7,476	(2,504)	9,980
Republic of Chile	1.000%	Quarterly	Barclays Bank PLC	A*	6/20/26	USD	2,755,000	56,172	65,003	(8,831)
Republic of Mexico	1.000%	Quarterly	Barclays Bank PLC	NR*	6/20/26	USD	2,900,000	8,604	(5,848)	14,452
Republic of Chile	1.000%	Quarterly	BNP Paribas SA	A*	6/20/26	USD	1,045,000	21,307	23,571	(2,264)
Republic of Greece	1.000%	Quarterly	Citibank N.A.	BB*	6/20/25	USD	150,000	2,494	(9,033)	11,527
Republic of Greece	1.000%	Quarterly	Citibank N.A.	BB*	6/20/25	USD	75,000	1,248	(4,350)	5,598
Republic of Greece	1.000%	Quarterly	Citibank N.A.	BB*	12/20/25	USD	300,000	4,713	(279)	4,992
Republic of Mexico	1.000%	Quarterly	Citibank N.A.	NR*	6/20/26	USD	50,000	148	(76)	224
Republic of Indonesia	1.000%	Quarterly	Goldman Sachs International	Baa2*	6/20/26	USD	2,970,000	36,527	20,930	15,597
Barclays Bank PLC	1.000%	Quarterly	JP Morgan Chase Bank N.A.	A+*	6/20/24	EUR	100,000	2,494	1,278	1,216
Republic of Indonesia	1.000%	Quarterly	JP Morgan Chase Bank N.A.	Baa2*	6/20/26	USD	730,000	8,978	7,539	1,439
Republic of Indonesia	1.000%	Quarterly	JP Morgan Chase Bank N.A.	Baa2*	6/20/26	USD	731,000	8,990	7,646	1,344

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Mexico	1.000%	Quarterly	JP Morgan Chase Bank N.A.	NR*	6/20/26	USD	1,010,000	$2,997	$1,490	$1,507
Republic of Mexico	1.000%	Quarterly	JP Morgan Chase Bank N.A.	NR*	6/20/26	USD	670,000	1,988	—	1,988
Republic of Mexico	1.000%	Quarterly	JP Morgan Chase Bank N.A.	NR*	6/20/26	USD	1,435,000	4,258	4,297	(39)
Republic of Mexico	1.000%	Quarterly	JP Morgan Chase Bank N.A.	NR*	6/20/26	USD	2,990,000	8,872	9,697	(825)
Republic of Mexico	1.000%	Quarterly	JP Morgan Chase Bank N.A.	NR*	6/20/26	USD	1,345,000	3,991	1,991	2,000
Republic of Mexico	1.000%	Quarterly	JP Morgan Chase Bank N.A.	NR*	6/20/26	USD	1,505,000	4,466	2,179	2,287
Republic of Greece	1.000%	Quarterly	Morgan Stanley & Co. LLC	BB*	12/20/24	USD	134,000	2,226	(993)	3,219
Republic of Greece	1.000%	Quarterly	Morgan Stanley & Co. LLC	BB*	6/20/25	USD	94,000	1,564	(4,498)	6,062
								$203,959	$37,478	$166,481

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.558%	Quarterly	7/17/25	CNY	30,000,000	$(31,109)	$—	$(31,109)
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.600%	Quarterly	8/06/25	CNY	7,500,000	(6,160)	—	(6,160)
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.855%	Quarterly	11/24/25	CNY	26,575,000	247	—	247
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.605%	Quarterly	1/15/26	CNY	58,525,000	(58,715)	—	(58,715)
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.780%	Quarterly	6/28/26	CNY	9,775,000	242	—	242
6-Month PRIBOR	Semi-Annually	Fixed 2.208%	Annually	2/13/22	CZK	78,554,000	30,470	—	30,470
Fixed 2.208%	Annually	6-Month PRIBOR	Semi-Annually	2/13/22	CZK	24,570,000	(9,530)	(19,182)	9,652
6-Month PRIBOR	Semi-Annually	Fixed 2.245%	Annually	2/20/22	CZK	71,067,000	28,958	—	28,958
6-Month PRIBOR	Semi-Annually	Fixed 2.230%	Annually	2/21/22	CZK	75,130,000	30,414	—	30,414
Fixed 1.600%	Annually	6-Month PRIBOR	Semi-Annually	2/13/30	CZK	6,496,000	6,395	—	6,395
Fixed 1.690%	Annually	6-Month PRIBOR	Semi-Annually	2/20/30	CZK	11,856,000	7,687	—	7,687

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 1.693%	Annually	6-Month PRIBOR	Semi-Annually	2/21/30	CZK	12,384,000	7,904	—	7,904
Fixed 1.244%	Annually	6-Month PRIBOR	Semi-Annually	1/29/31	CZK	10,600,000	26,678	—	26,678
6-Month EURIBOR	Semi-Annually	Fixed -0.124%	Maturity	4/29/28	EUR	1,235,000	(431)	—	(431)
6-Month EURIBOR	Semi-Annually	Fixed -0.057%	Maturity	5/19/28	EUR	1,060,000	5,209	—	5,209
6-Month EURIBOR	Semi-Annually	Fixed -0.101%	Maturity	6/01/28	EUR	500,000	496	—	496
6-Month EURIBOR	Semi-Annually	Fixed -0.101%	Maturity	6/01/28	EUR	1,950,000	1,969	—	1,969
6-Month EURIBOR	Semi-Annually	Fixed 0.100%	Maturity	6/03/28	EUR	625,000	671	—	671
6-Month EURIBOR	Semi-Annually	Fixed -0.079%	Maturity	6/29/28	EUR	384,000	924	—	924
28 Day-MXN-TIIE-Banxico	Monthly	Fixed 5.499%	Monthly	5/04/27	MXN	15,000,000	(44,708)	—	(44,708)
Fixed 2.620%	Annually	6-Month WIBOR	Semi-Annually	2/20/23	PLN	3,700,000	(30,608)	—	(30,608)
Fixed 2.440%	Annually	6-Month WIBOR	Semi-Annually	3/12/23	PLN	230,000	(1,759)	—	(1,759)
Fixed 2.350%	Annually	6-Month WIBOR	Semi-Annually	4/06/23	PLN	700,000	(5,185)	—	(5,185)
Fixed 2.305%	Annually	6-Month WIBOR	Semi-Annually	4/20/23	PLN	500,000	(3,647)	—	(3,647)
Fixed 2.430%	Annually	6-Month WIBOR	Semi-Annually	5/07/23	PLN	1,000,000	(7,999)	—	(7,999)
Fixed 2.518%	Annually	6-Month WIBOR	Semi-Annually	5/18/23	PLN	900,000	(7,650)	—	(7,650)
Fixed 0.940%	Annually	6-Month WIBOR	Semi-Annually	6/28/23	PLN	9,084,000	(5,564)	—	(5,564)
Fixed 0.934%	Annually	6-Month WIBOR	Semi-Annually	6/28/23	PLN	7,644,000	(4,445)	—	(4,445)
Fixed 0.956%	Annually	6-Month WIBOR	Semi-Annually	6/29/23	PLN	13,572,000	(9,383)	—	(9,383)
Fixed 2.395%	Annually	6-Month WIBOR	Semi-Annually	8/23/23	PLN	1,400,000	(11,834)	—	(11,834)
Fixed 3.090%	Annually	6-Month WIBOR	Semi-Annually	2/20/28	PLN	1,070,000	(26,769)	—	(26,769)
Fixed 2.850%	Annually	6-Month WIBOR	Semi-Annually	4/06/28	PLN	100,000	(2,126)	—	(2,126)
Fixed 2.920%	Annually	6-Month WIBOR	Semi-Annually	5/07/28	PLN	200,000	(4,524)	—	(4,524)
Fixed 3.030%	Annually	6-Month WIBOR	Semi-Annually	5/18/28	PLN	300,000	(7,369)	—	(7,369)
Fixed 1.715%	Annually	6-Month WIBOR	Semi-Annually	9/24/29	PLN	1,700,000	(1,404)	—	(1,404)
Fixed 1.780%	Annually	6-Month WIBOR	Semi-Annually	10/22/29	PLN	823,529	(1,723)	—	(1,723)
Fixed 1.775%	Annually	6-Month WIBOR	Semi-Annually	10/22/29	PLN	1,176,471	(2,341)	—	(2,341)
Fixed 1.820%	Annually	6-Month WIBOR	Semi-Annually	11/05/29	PLN	317,460	(916)	—	(916)
Fixed 1.803%	Annually	6-Month WIBOR	Semi-Annually	11/05/29	PLN	317,460	(802)	—	(802)

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 1.860%	Annually	6-Month WIBOR	Semi-Annually	11/07/29	PLN	312,699	(1,158)	—	(1,158)
Fixed 1.710%	Annually	6-Month WIBOR	Semi-Annually	12/19/29	PLN	2,500,000	(1,305)	—	(1,305)
Fixed 1.098%	Annually	6-Month WIBOR	Semi-Annually	11/12/30	PLN	1,075,000	15,378	—	15,378
Fixed 1.950%	Annually	6-Month WIBOR	Semi-Annually	5/04/31	PLN	650,000	(3,139)	—	(3,139)
							$(128,661)	$(19,182)	$(109,479)

*	Rating represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody's Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company's rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
RSD	Serbian dinar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 97.1%

CORPORATE DEBT — 33.7%
Argentina — 0.2%
YPF SA
8.750% 4/04/24 (a)	$295,000	$261,931
Bermuda — 0.2%
Ooredoo International Finance Co.
2.625% 4/08/31 (a)	260,000	263,047
Brazil — 0.7%
Banco do Brasil SA 10 year CMT + 6.362%
9.000% VRN (a) (b)	300,000	334,305
Globo Comunicacao e Participacoes SA
4.875% 1/22/30 (a)	450,000	464,630
		798,935
British Virgin Islands — 0.5%
State Grid Overseas Investment Ltd.
3.500% 5/04/27 (a)	200,000	220,102
4.375% 5/22/43 (a)	300,000	364,403
		584,505
Canada — 0.2%
MEGlobal Canada ULC
5.875% 5/18/30 (a)	200,000	246,506
Cayman Islands — 3.9%
AAC Technologies Holdings, Inc.
2.625% 6/02/26 (a)	230,000	232,825
CIFI Holdings Group Co. Ltd.
5.250% 5/13/26 (a)	200,000	205,318
6.550% 3/28/24 (a)	200,000	210,100
Cosan Overseas Ltd.
8.250% (a) (b)	100,000	102,500
Country Garden Holdings Co. Ltd.
4.750% 1/17/23 (a)	200,000	204,603
8.000% 1/27/24 (a)	200,000	210,248
CSN Inova Ventures
6.750% 1/28/28 (a)	200,000	221,200
DP World Crescent Ltd.
3.875% 7/18/29 (a)	500,000	542,500
Grupo Aval Ltd.
4.375% 2/04/30 (a)	200,000	197,400
Health & Happiness H&H International Holdings Ltd.
5.625% 10/24/24 (a)	200,000	206,104

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Huazhu Group Ltd., Convertible,
3.000% 5/01/26 (a)	$69,000	$99,489
KSA Sukuk Ltd.
2.969% 10/29/29 (a)	310,000	329,045
Lamar Funding Ltd.
3.958% 5/07/25 (a)	500,000	501,250
Lima Metro Line 2 Finance Ltd.
5.875% 7/05/34 (a)	102,674	119,616
Sharjah Sukuk Program Ltd.
3.234% 10/23/29 (a)	450,000	465,071
Shimao Group Holdings Ltd.
3.450% 1/11/31 (a)	325,000	303,146
Tingyi Cayman Islands Holding Corp.
1.625% 9/24/25 (a)	205,000	203,666
		4,354,081
Chile — 1.6%
AES Gener SA 5 year USD Swap + 4.644%
7.125% VRN 3/26/79 (a)	450,000	481,730
Celulosa Arauco y Constitucion SA
5.150% 1/29/50 (a)	250,000	288,500
Corp. Nacional del Cobre de Chile
3.150% 1/15/51 (a) (c)	200,000	192,837
3.700% 1/30/50 (a)	330,000	348,112
3.750% 1/15/31 (a)	200,000	217,898
Empresa de Transporte de Pasajeros Metro SA
4.700% 5/07/50 (a)	200,000	226,000
		1,755,077
Colombia — 0.7%
Banco Davivienda SA 10 year CMT + 5.097%
6.650% VRN (a) (b)	200,000	209,650
Banco de Bogota SA
6.250% 5/12/26 (a)	250,000	273,753
Bancolombia SA 5 year CMT + 2.944%
4.625% VRN 12/18/29	325,000	330,284
		813,687
Hong Kong — 0.6%
Lenovo Group Ltd.
3.421% 11/02/30 (a)	200,000	209,352
3.421% 11/02/30	200,000	209,352
Yanlord Land HK Co. Ltd.
6.750% 4/23/23 (a)	200,000	207,000
		625,704
India — 0.7%
Adani Ports & Special Economic Zone Ltd.
4.200% 8/04/27 (a)	200,000	208,455
4.375% 7/03/29 (a)	200,000	209,291
Bharti Airtel Ltd.
3.250% 6/03/31 (a)	400,000	397,262
		815,008

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Indonesia — 2.8%
Bank Negara Indonesia Persero Tbk PT
3.750% 3/30/26 (a)	$413,000	$420,447
Hutama Karya Persero PT
3.750% 5/11/30 (a)	200,000	214,311
Pertamina Persero PT
5.625% 5/20/43 (a)	1,000,000	1,170,295
6.000% 5/03/42 (a)	200,000	245,032
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.875% 7/17/29 (a)	545,000	576,338
4.000% 6/30/50 (a)	200,000	198,650
4.875% 7/17/49 (a)	200,000	217,760
		3,042,833
Ireland — 0.7%
GTLK Europe DAC
5.125% 5/31/24 (a)	300,000	318,306
LCPR Senior Secured Financing DAC
5.125% 7/15/29 (a)	400,000	412,672
		730,978
Israel — 1.0%
Israel Chemicals Ltd.
6.375% 5/31/38 (a)	150,000	190,500
6.375% 5/31/38 (a)	200,000	254,000
Israel Electric Corp. Ltd.
4.250% 8/14/28 (a)	250,000	279,880
Leviathan Bond Ltd.
6.125% 6/30/25 (a)	300,000	329,625
		1,054,005
Jamaica — 0.1%
TransJamaican Highway Ltd.
5.750% 10/10/36 (a)	149,130	147,899
Kazakhstan — 0.4%
KazMunayGas National Co. JSC
3.500% 4/14/33 (a)	400,000	414,659
Luxembourg — 0.2%
Millicom International Cellular SA
4.500% 4/27/31 (a) (c)	200,000	207,000
Mauritius — 0.2%
HTA Group Ltd/Mauritius
7.000% 12/18/25 (a)	200,000	212,756
Mexico — 9.8%
Axtel SAB de CV
6.375% 11/14/24 (a)	200,000	207,000
Banco Mercantil De Norte Jr Subordina Regs Var
8.375% (a)	200,000	241,680
Banco Mercantil del Norte SA/Grand Cayman 5 year CMT + 4.967%
6.750% VRN (a) (b)	200,000	215,000
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.375% 4/17/25 (a)	285,000	323,372

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BBVA Bancomer SA 5 year CMT + 2.650%
5.125% VRN 1/18/33 (a)	$600,000	$625,200
Cemex SAB de CV
5.450% 11/19/29 (a)	200,000	219,900
Cometa Energia SA de CV
6.375% 4/24/35 (a)	365,600	419,526
Controladora Mabe SA de CV
5.600% 10/23/28 (a)	250,000	291,649
Industrias Penoles SAB de CV
4.750% 8/06/50 (a)	200,000	216,000
Infraestructura Energetica Nova SAB de CV
4.875% 1/14/48 (a)	300,000	307,125
Mexico City Airport Trust
5.500% 7/31/47 (a)	2,442,000	2,475,700
Petroleos Mexicanos
4.500% 1/23/26	500,000	506,200
5.625% 1/23/46	300,000	244,641
6.500% 3/13/27	1,200,000	1,265,316
6.500% 6/02/41	3,635,000	3,257,360
		10,815,669
Netherlands — 0.5%
Embraer Netherlands Finance BV
5.050% 6/15/25	300,000	316,845
Petrobras Global Finance BV
5.500% 6/10/51	185,000	185,370
		502,215
Oman — 0.2%
Bank Muscat SAOG
4.750% 3/17/26 (a)	200,000	207,500
Panama — 0.5%
Banco General SA 10 year CMT + 3.665%
5.250% VRN (a) (b) (c)	200,000	209,322
Banco Nacional de Panama
2.500% 8/11/30 (a)	310,000	300,244
		509,566
Paraguay — 0.2%
Telfon Celuar Del Paragu SA
5.875% 4/15/27 (a)	200,000	210,000
Peru — 0.2%
Consorcio Transmantaro SA
4.700% 4/16/34 (a)	200,000	219,000
Philippines — 1.0%
Globe Telecom, Inc.
3.000% 7/23/35 (a)	400,000	367,678
International Container Terminal Services, Inc.
4.750% 6/17/30 (a)	400,000	446,663
Manila Water Co., Inc.
4.375% 7/30/30 (a)	300,000	324,021
		1,138,362

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Qatar — 0.5%
Qatar Petroleum
2.250% 7/12/31 (d)	$270,000	$267,130
3.125% 7/12/41 (d)	250,000	249,077
		516,207
Saudi Arabia — 1.3%
Saudi Arabian Oil Co.
3.500% 4/16/29 (a)	550,000	595,375
4.250% 4/16/39 (a)	800,000	894,862
		1,490,237
Sri Lanka — 0.2%
SriLankan Airlines Ltd.
7.000% 6/25/24 (a)	300,000	201,000
Thailand — 0.3%
Thaioil Treasury Center Co. Ltd.
3.500% 10/17/49 (a)	200,000	184,470
3.500% 10/17/49 (a)	200,000	184,471
		368,941
Turkey — 1.0%
Akbank T.A.S.
5.125% 3/31/25 (a)	200,000	201,000
Turk Telekomunikasyon AS
4.875% 6/19/24 (a)	450,000	469,125
Turkiye Sise ve Cam Fabrikalari AS
6.950% 3/14/26 (a)	200,000	222,000
Yapi ve Kredi Bankasi AS
5.850% 6/21/24 (a)	200,000	205,400
		1,097,525
Ukrainian Ssr — 0.3%
VF Ukraine PAT via VFU Funding PLC
6.200% 2/11/25 (a)	275,000	286,688
United Arab Emirates — 1.3%
Acwa Power Management And Investments One Ltd.
5.950% 12/15/39 (a)	299,679	355,887
Emirates NBD Bank PJSC 6 year USD Swap + 3.656%
6.125% VRN (a) (b)	200,000	215,500
Oztel Holdings SPC Ltd.
6.625% 4/24/28 (a)	250,000	277,087
Ruwais Power Co. PJSC
6.000% 8/31/36 (a)	400,000	533,080
		1,381,554
United Kingdom — 0.5%
HTA Group Ltd., Convertible,
2.875% 3/18/27 (a)	200,000	214,906

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Ukraine Railways Via Rail Capital Markets PLC
8.250% 7/09/24 (a)	$350,000	$368,025
		582,931
United States — 0.7%
Citgo Holding, Inc.
9.250% 8/01/24 (a)	165,000	168,300
Kosmos Energy Ltd.
7.125% 4/04/26 (a)	200,000	198,220
MercadoLibre, Inc., Convertible,
2.000% 8/15/28	65,000	229,450
Periama Holdings LLC/DE
5.950% 4/19/26 (a)	200,000	216,580
		812,550
Venezuela — 0.5%
Petroleos de Venezuela SA
5.375% 4/12/27 (a) (e)	900,000	38,250
6.000% 5/16/24 (a) (e)	2,400,000	102,000
6.000% 11/15/26 (a) (e)	1,750,000	74,375
8.500% 10/27/20 (a) (e)	250,000	63,750
9.000% 11/17/21 (a) (e)	4,990,000	214,570
9.750% 5/17/35 (a) (e)	150,000	6,375
12.750% 2/17/22 (a) (e)	1,500,000	64,305
		563,625

TOTAL CORPORATE DEBT (Cost $38,417,209)		37,232,181

SOVEREIGN DEBT OBLIGATIONS — 63.3%
Albania — 0.4%
Albania Government International Bond
3.500% 6/16/27 EUR (a) (f)	350,000	445,599
Angola — 2.9%
Angolan Government International Bond
8.000% 11/26/29 (a)	650,000	666,172
8.250% 5/09/28 (a)	975,000	1,016,750
9.125% 11/26/49 (a)	600,000	613,548
9.500% 11/12/25 (a)	800,000	875,016
		3,171,486
Argentina — 1.6%
Argentine Republic Government International Bond
0.125% STEP 7/09/30 (e)	871,224	313,205
0.125% STEP 7/09/35	1,999,923	632,996
0.125% STEP 1/09/38 (e)	1,727,891	653,143
1.000% 7/09/29	533,017	201,853
1.000% 12/15/35	845,000	8,458
		1,809,655
Bahamas — 2.3%
Bahamas Government International Bond
6.000% 11/21/28 (a)	1,600,000	1,620,000

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
8.950% 10/15/32 (a)	$800,000	$906,000
		2,526,000
Bahrain — 0.8%
Bahrain Government International Bond
7.000% 10/12/28 (a)	600,000	672,673
7.500% 9/20/47 (a)	200,000	215,240
		887,913
Barbados — 0.3%
Barbados Government International Bond
6.500% 10/01/29 (a)	300,000	303,000
Benin — 0.5%
Benin Government International Bond
4.875% 1/19/32 EUR (a) (f)	440,000	521,667
Bermuda — 0.2%
Bermuda Government International Bond
3.375% 8/20/50 (a)	251,000	253,334
Brazil — 1.9%
Brazilian Government International Bond
3.875% 6/12/30	700,000	706,601
4.625% 1/13/28	650,000	702,670
5.000% 1/27/45	740,000	746,031
		2,155,302
Colombia — 1.2%
Colombia Government International Bond
3.000% 1/30/30	500,000	490,315
4.125% 5/15/51 (c)	200,000	189,576
4.500% 1/28/26	200,000	218,302
5.625% 2/26/44	400,000	453,204
		1,351,397
Costa Rica — 0.6%
Costa Rica Government International Bond
7.000% 4/04/44 (a)	600,000	619,506
Dominican Republic — 2.8%
Dominican Republic International Bond
4.500% 1/30/30 (a)	205,000	209,615
4.875% 9/23/32 (a)	525,000	542,078
4.875% 9/23/32 (a)	300,000	309,759
5.950% 1/25/27 (a)	350,000	393,575
6.500% 2/15/48 (a)	300,000	327,540
6.850% 1/27/45 (a)	1,150,000	1,301,340
		3,083,907
Ecuador — 1.9%
Ecuador Government International Bond
0.000% 7/31/30 (a)	165,446	91,202
0.500% STEP 7/31/30 (a)	777,100	662,485
0.500% STEP 7/31/35 (a)	1,558,550	1,067,607

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
0.500% STEP 7/31/40 (a)	$408,900	$253,007
		2,074,301
Egypt — 3.4%
Egypt Government Bond
14.051% 7/21/22 EGP (f)	4,100,000	262,042
Egypt Government International Bond
5.875% 2/16/31 (a)	200,000	194,200
6.588% 2/21/28 (a)	500,000	528,500
7.600% 3/01/29 (a)	500,000	548,850
7.600% 3/01/29 (a)	400,000	439,080
8.500% 1/31/47 (a)	1,200,000	1,249,500
8.500% 1/31/47 (a)	550,000	572,688
		3,794,860
El Salvador — 1.4%
El Salvador Government International Bond
5.875% 1/30/25 (a)	800,000	738,000
7.650% 6/15/35 (a)	500,000	456,300
7.650% 6/15/35 (a)	100,000	91,260
8.625% 2/28/29 (a)	265,000	258,375
		1,543,935
Ghana — 2.5%
Ghana Government International Bond
6.375% 2/11/27 (a)	1,075,000	1,079,751
7.625% 5/16/29 (a)	400,000	404,245
8.125% 1/18/26 (a)	600,000	646,500
8.125% 1/18/26 (a)	600,000	646,500
		2,776,996
Guatemala — 0.4%
Guatemala Government Bond
4.875% 2/13/28 (a)	400,000	450,000
India — 1.2%
Export Import Bank of India
2.250% 1/13/31 (a)	205,000	189,784
3.250% 1/15/30 (a)	1,150,000	1,168,294
		1,358,078
Indonesia — 3.8%
Perusahaan Penerbit SBSN Indonesia
3.800% 6/23/50 (a)	200,000	209,004
4.450% 2/20/29 (a)	1,050,000	1,206,398
4.550% 3/29/26 (a)	2,450,000	2,782,244
		4,197,646
Ivory Coast — 0.2%
Ivory Coast Government International Bond
5.750% STEP 12/31/32 (a)	102,659	102,717
5.750% STEP 12/31/32 (a)	176,736	176,835
		279,552

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Jamaica — 1.3%
Jamaica Government International Bond
8.000% 3/15/39	$500,000	$700,000
8.000% 3/15/39	500,000	700,000
		1,400,000
Jordan — 0.9%
Jordan Government International Bond
5.850% 7/07/30 (a)	1,000,000	1,040,000
Kenya — 0.4%
Kenya Government International Bond
8.000% 5/22/32 (a)	400,000	449,980
Lebanon — 0.2%
Lebanon Government International Bond
6.000% 1/27/23 (a) (e)	1,640,000	206,263
Mongolia — 1.0%
Development Bank of Mongolia LLC
7.250% 10/23/23	250,000	269,332
Mongolia Government International Bond
5.625% 5/01/23 (a)	400,000	422,500
8.750% 3/09/24 (a)	400,000	460,007
		1,151,839
Morocco — 1.1%
Morocco Government International Bond
2.375% 12/15/27 (a)	525,000	515,508
3.000% 12/15/32 (a)	400,000	385,776
4.000% 12/15/50 (a)	350,000	323,750
		1,225,034
Nigeria — 0.5%
Nigeria Government International Bond
7.143% 2/23/30 (a)	500,000	527,202
Oman — 3.9%
Oman Government International Bond
4.750% 6/15/26 (a)	1,050,000	1,088,273
4.750% 6/15/26 (a)	600,000	621,870
5.375% 3/08/27 (a)	200,000	210,300
5.625% 1/17/28 (a)	400,000	420,048
6.500% 3/08/47 (a)	390,000	381,178
6.750% 10/28/27 (a)	400,000	448,000
6.750% 10/28/27 (a)	400,000	448,000
6.750% 1/17/48 (a)	300,000	298,125
7.000% 1/25/51 (a) (c)	400,000	406,520
		4,322,314
Pakistan — 0.5%
Pakistan Government International Bond
7.875% 3/31/36 (a)	562,000	574,645

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Paraguay — 1.4%
Paraguay Government International Bond
2.739% 1/29/33 (a)	$200,000	$194,500
4.950% 4/28/31 (a)	400,000	460,000
5.400% 3/30/50 (a)	600,000	699,450
5.400% 3/30/50 (a)	200,000	233,150
		1,587,100
Philippines — 0.5%
Philippine Government International Bond
2.650% 12/10/45	600,000	554,507
Qatar — 1.8%
Qatar Government International Bond
4.400% 4/16/50 (a)	200,000	243,429
4.400% 4/16/50 (a)	200,000	243,430
4.817% 3/14/49 (a)	1,200,000	1,543,500
		2,030,359
Romania — 0.9%
Romanian Government International Bond
3.000% 2/14/31 (a)	174,000	180,163
4.000% 2/14/51 (a)	160,000	167,913
4.000% 2/14/51 (a)	580,000	608,687
		956,763
Russia — 2.5%
Russian Foreign Bond
4.375% 3/21/29 (a)	1,800,000	2,027,286
5.250% 6/23/47 (a)	600,000	753,641
		2,780,927
Saudi Arabia — 1.3%
Saudi Government International Bond
2.750% 2/03/32 (a)	500,000	513,062
3.750% 1/21/55 (a)	400,000	422,202
5.000% 4/17/49 (a)	400,000	504,760
		1,440,024
Senegal — 1.3%
Senegal Government International Bond
4.750% 3/13/28 EUR (a) (f)	300,000	370,491
6.250% 5/23/33 (a)	800,000	843,024
6.250% 5/23/33 (a)	200,000	210,756
		1,424,271
Serbia — 0.5%
Serbia International Bond
2.125% 12/01/30 (a)	400,000	379,000
2.125% 12/01/30 (a)	200,000	189,500
		568,500
South Africa — 1.7%
Republic of South Africa Government International Bond
4.850% 9/27/27	800,000	859,000
5.650% 9/27/47	550,000	560,175

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.250% 3/08/41	$400,000	$439,400
		1,858,575
Sri Lanka — 2.1%
Sri Lanka Government International Bond
5.750% 1/18/22 (a)	500,000	455,295
5.750% 1/18/22 (a)	400,000	364,236
6.125% 6/03/25 (a)	600,000	396,906
6.125% 6/03/25 (a)	200,000	132,302
6.250% 7/27/21 (a)	600,000	585,000
6.825% 7/18/26 (a)	400,000	254,000
6.825% 7/18/26 (a)	200,000	127,000
		2,314,739
Trinidad And Tobago — 0.5%
Trinidad & Tobago Government International Bond
4.500% 6/26/30 (a)	510,000	531,216
Turkey — 2.2%
Turkey Government International Bond
4.250% 4/14/26	600,000	576,060
4.875% 10/09/26	1,000,000	978,076
4.875% 4/16/43	650,000	517,036
6.000% 1/14/41	350,000	316,274
		2,387,446
Ukrainian Ssr — 3.3%
Ukraine Government International Bond
1.258% VRN 5/31/40 (a) (g)	115,000	136,275
7.750% 9/01/25 (a)	800,000	875,584
7.750% 9/01/27 (a)	1,400,000	1,540,000
8.994% 2/01/24 (a)	300,000	332,250
9.750% 11/01/28 (a)	600,000	714,730
		3,598,839
United Arab Emirates — 0.7%
Abu Dhabi Government International Bond
3.125% 4/16/30 (a)	250,000	271,658
Finance Department Government of Sharjah
4.000% 7/28/50 (a)	600,000	549,768
		821,426
Uruguay — 0.2%
Uruguay Government International Bond
5.100% 6/18/50	150,000	196,422
Uzbekistan — 0.9%
National Bank of Uzbekistan
4.850% 10/21/25 (a)	300,000	313,890
Republic of Uzbekistan Bond
5.375% 2/20/29 (a)	200,000	223,500
5.375% 2/20/29 (a)	400,000	447,000
		984,390

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Venezuela — 0.2%
Venezuela Government International Bond
7.750% 10/13/19 (a) (e)	$1,000,000	$102,500
9.250% 9/15/27 (e)	300,000	31,200
11.750% 10/21/26 (a) (e)	300,000	31,200
12.750% 8/23/22 (a) (e)	255,000	25,500
		190,400
Vietnam — 0.9%
Vietnam Government International Bond
4.800% 11/19/24 (a)	850,000	946,920
Zambia — 0.3%
Zambia Government International Bond
5.375% 9/20/22 (a) (e)	600,000	376,322

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $68,771,465)		70,050,557

U.S. TREASURY OBLIGATIONS — 0.1%
United States — 0.1%
U.S. Treasury Note
2.625% 12/15/21 (h)	110,000	111,281

TOTAL U.S. TREASURY OBLIGATIONS (Cost $112,432)		111,281

TOTAL BONDS & NOTES (Cost $107,301,106)		107,394,019

	Number of Shares
MUTUAL FUNDS — 0.5%
United States — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (i)	605,040	605,040

TOTAL MUTUAL FUNDS (Cost $605,040)		605,040

TOTAL LONG-TERM INVESTMENTS (Cost $107,906,146)		107,999,059

SHORT-TERM INVESTMENTS — 2.3%
Mutual Fund — 1.2%
T. Rowe Price Government Reserve Investment Fund	1,289,838	1,289,838

Repurchase Agreement — 0.8%	Principal Amount
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000% due 7/01/21 (j)	$893,571	893,571
Sovereign Debt Obligation — 0.3%
Egypt Treasury Bills
13.560% 8/17/21 EGP (f) (k)	5,000,000	314,270

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL SHORT-TERM INVESTMENTS (Cost $2,495,866)		$2,497,679

TOTAL INVESTMENTS — 99.9% (Cost $110,402,012) (l)		110,496,738

Other Assets/(Liabilities) — 0.1%		107,797

NET ASSETS — 100.0%		$110,604,535

Abbreviation Legend

STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $87,945,835 or 79.51% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $761,705 or 0.69% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $173,335 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(e)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2021, these securities amounted to a value of $2,302,958 or 2.08% of net assets.
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2021.
(h)	A portion of this security is pledged/held as collateral for open derivatives.
(i)	Represents investment of security lending cash collateral. (Note 2).
(j)	Maturity value of $893,571. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $911,446.
(k)	The rate shown represents yield-to-maturity.
(l)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	10/15/21	CNH	890,500	USD	138,302	$(1,610)
BNP Paribas SA	7/09/21	PEN	1,076,000	USD	285,360	(5,763)
BNP Paribas SA	7/09/21	USD	279,491	PEN	1,076,000	(106)
BNP Paribas SA	9/02/21	BRL	1,113,391	USD	207,297	14,893
BNP Paribas SA	9/02/21	USD	69,727	BRL	371,750	(4,460)
BNP Paribas SA	10/15/21	CNH	445,250	USD	69,086	(740)
Citibank N.A.	8/20/21	USD	628,708	EUR	519,754	11,798
Citibank N.A.	9/02/21	USD	68,253	BRL	368,033	(5,192)
Goldman Sachs International	10/15/21	CNH	445,250	USD	68,987	(641)
HSBC Bank USA	9/17/21	CNH	1,782,000	USD	277,460	(3,362)
Morgan Stanley & Co. LLC	8/20/21	USD	749,442	EUR	615,740	18,604
UBS AG	9/02/21	USD	69,607	BRL	373,609	(4,951)
						$18,470

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	9/21/21	14	$1,844,410	$10,590
U.S. Treasury Ultra Bond	9/21/21	7	1,304,491	44,322
				$54,912

OTC Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Brazil	1.000%	Quarterly	JP Morgan Chase Bank N.A.	6/20/26	USD	275,000	$8,475	$15,564	$(7,089)

OTC Credit Default Swaps - Sell Protection††
Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Argentina	5.000%	Quarterly	Barclays Bank PLC	CCC+*	12/20/25	USD	150,000	$(57,951)	$(35,625)	$(22,326)
Republic of Argentina	5.000%	Quarterly	Barclays Bank PLC	CCC+*	12/20/25	USD	150,000	(57,951)	(35,625)	(22,326)
Republic of Argentina	5.000%	Quarterly	Morgan Stanley & Co. International	CCC+*	12/20/25	USD	125,000	(48,292)	(30,937)	(17,355)
Republic of Argentina	5.000%	Quarterly	Morgan Stanley & Co. International	CCC+*	12/20/25	USD	125,000	(48,292)	(31,875)	(16,417)
								$(212,486)	$(134,062)	$(78,424)

*	Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody's Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company's rating category, as applicable. The reference entity rating represents the creditworthiness of the underlying issuer. As the credit rating declines, the likelihood of payment by the fund increases. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

BRL	Brazilian Real
CNH	Offshore Chinese Yuan
EGP	Egyptian Pound
EUR	Euro
PEN	Peruvian New Sol
USD	U.S. Dollar

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 96.9%
Basic Materials — 2.8%
Chemicals — 1.9%
Eastman Chemical Co.	18,809	$2,195,951
International Flavors & Fragrances, Inc.	31,481	4,703,261
Linde PLC	82,408	23,824,153
PPG Industries, Inc.	55,818	9,476,222
The Sherwin-Williams Co.	19,341	5,269,455
		45,469,042
Forest Products & Paper — 0.9%
International Paper Co.	341,910	20,962,502
		66,431,544
Communications — 22.1%
Internet — 20.5%
Airbnb, Inc. Class A (a)	4,176	639,513
Alibaba Group Holding Ltd. Sponsored ADR (a)	46,497	10,544,590
Alphabet, Inc. Class A (a)	16,738	40,870,681
Alphabet, Inc. Class C (a)	49,117	123,102,919
Amazon.com, Inc. (a)	33,687	115,888,670
Booking Holdings, Inc. (a)	3,462	7,575,168
Bright Health Group, Inc. (a)	54,664	938,034
Coupang, Inc. (a) (b)	76,713	3,208,138
DoorDash, Inc., Class A (a)	27,617	4,924,940
Facebook, Inc. Class A (a)	191,642	66,635,840
Farfetch Ltd. Class A (a)	115,155	5,799,206
IAC/InterActiveCorp (a)	5,814	896,344
Kuaishou Technology (a) (c)	10,900	273,472
Marqeta, Inc. Class A (a)	20,063	563,168
Match Group, Inc. (a)	49,518	7,984,778
Netflix, Inc. (a)	37,785	19,958,415
Pinterest, Inc. Class A (a)	86,700	6,844,965
Sea Ltd. ADR (a)	80,724	22,166,810
Shopify, Inc. Class A (a)	3,458	5,052,069
Snap, Inc. Class A (a)	333,944	22,754,944
Spotify Technology SA (a)	20,708	5,706,918
Tencent Holdings Ltd.	131,700	9,906,360
VeriSign, Inc. (a)	5,018	1,142,548
Vimeo, Inc. (a)	25,837	1,266,013
		484,644,503
Media — 1.0%
Charter Communications, Inc. Class A (a)	3,756	2,709,766

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Comcast Corp. Class A	96,326	$5,492,509
The Walt Disney Co. (a)	87,998	15,467,408
		23,669,683
Telecommunications — 0.6%
T-Mobile US, Inc. (a)	104,747	15,170,508
		523,484,694
Consumer, Cyclical — 7.2%
Airlines — 0.3%
Delta Air Lines, Inc. (a)	14,964	647,343
Southwest Airlines Co. (a)	134,359	7,133,119
		7,780,462
Apparel — 0.3%
NIKE, Inc. Class B	48,434	7,482,569
Auto Manufacturers — 0.9%
Cummins, Inc.	17,503	4,267,406
Ferrari NV	38,476	7,927,980
General Motors Co. (a)	135,379	8,010,375
PACCAR, Inc.	4,223	376,903
		20,582,664
Auto Parts & Equipment — 0.1%
Aptiv PLC (a)	17,195	2,705,289
Distribution & Wholesale — 0.0%
Copart, Inc. (a)	4,600	606,418
Entertainment — 0.2%
DraftKings, Inc. Class A (a) (b)	63,246	3,299,544
Vail Resorts, Inc. (a)	5,119	1,620,266
		4,919,810
Lodging — 1.3%
Hilton Worldwide Holdings, Inc. (a)	68,420	8,252,820
Las Vegas Sands Corp. (a)	88,909	4,684,615
Marriott International, Inc. Class A (a)	50,395	6,879,925
MGM Resorts International	63,515	2,708,915
Wynn Resorts Ltd. (a)	65,596	8,022,391
		30,548,666
Retail — 4.1%
AutoZone, Inc. (a)	2,734	4,079,729
Carvana Co. (a) (b)	14,028	4,233,931
Chipotle Mexican Grill, Inc. (a)	4,280	6,635,455
Dollar Tree, Inc. (a)	20,080	1,997,960
The Home Depot, Inc.	25,904	8,260,527
Lowe's Cos., Inc.	6,378	1,237,141
Lululemon Athletica, Inc. (a)	22,809	8,324,601
McDonald's Corp.	16,479	3,806,484
Ross Stores, Inc.	127,727	15,838,148
Starbucks Corp.	97,926	10,949,106

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The TJX Cos., Inc.	129,197	$8,710,462
Walmart, Inc.	43,375	6,116,742
Yum! Brands, Inc.	135,988	15,642,700
		95,832,986
		170,458,864
Consumer, Non-cyclical — 14.6%
Beverages — 0.1%
The Coca-Cola Co.	29,810	1,613,019
PepsiCo, Inc.	14,448	2,140,760
		3,753,779
Biotechnology — 0.6%
Argenx SE ADR (a)	7,004	2,108,694
Incyte Corp. (a)	37,283	3,136,619
Vertex Pharmaceuticals, Inc. (a)	41,399	8,347,280
		13,592,593
Commercial Services — 2.7%
Affirm Holdings, Inc. (a) (b)	6,059	408,074
Afterpay Ltd. (a)	58,832	5,206,404
Ant International Co. Ltd., Class C (Acquired 6/07/18, Cost $ 1,171,890) (a) (d) (e) (f)	208,893	1,472,696
Avalara, Inc. (a)	23,763	3,844,853
Cintas Corp.	19,342	7,388,644
Equifax, Inc.	5,260	1,259,823
Global Payments, Inc.	48,819	9,155,515
MarketAxess Holdings, Inc.	4,276	1,982,311
PayPal Holdings, Inc. (a)	45,942	13,391,174
S&P Global, Inc.	18,134	7,443,100
StoneCo Ltd. Class A (a)	42,084	2,822,153
TransUnion	56,033	6,152,984
United Rentals, Inc. (a)	9,750	3,110,347
		63,638,078
Food — 0.1%
Mondelez International, Inc. Class A	21,330	1,331,845
Health Care – Products — 4.9%
Abbott Laboratories	65,258	7,565,360
Align Technology, Inc. (a)	2,563	1,565,993
Avantor, Inc. (a)	117,922	4,187,410
Boston Scientific Corp. (a)	25,440	1,087,815
Danaher Corp.	92,817	24,908,370
Intuitive Surgical, Inc. (a)	16,638	15,300,970
Medtronic PLC	130,864	16,244,148
Stryker Corp.	77,457	20,117,907
Teleflex, Inc.	8,410	3,379,054
Thermo Fisher Scientific, Inc.	41,996	21,185,722
Zimmer Biomet Holdings, Inc.	7,149	1,149,702
		116,692,451
Health Care – Services — 2.8%
Anthem, Inc.	46,909	17,909,856

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Centene Corp. (a)	71,724	$5,230,832
HCA Healthcare, Inc.	102,734	21,239,227
Humana, Inc.	9,106	4,031,408
UnitedHealth Group, Inc.	47,711	19,105,393
		67,516,716
Household Products & Wares — 0.2%
Avery Dennison Corp.	21,334	4,485,260
Kimberly-Clark Corp.	3,100	414,718
		4,899,978
Pharmaceuticals — 3.2%
AbbVie, Inc.	67,802	7,637,217
AstraZeneca PLC Sponsored ADR (b)	229,705	13,759,329
Bausch Health Cos., Inc. (a)	120,436	3,531,184
Becton Dickinson and Co.	4,289	1,043,042
Cigna Corp.	31,004	7,350,118
Elanco Animal Health, Inc. (a)	251,604	8,728,143
Eli Lilly & Co.	132,098	30,319,133
Johnson & Johnson	14,308	2,357,100
Zoetis, Inc.	6,124	1,141,269
		75,866,535
		347,291,975
Energy — 0.3%
Oil & Gas — 0.3%
Devon Energy Corp.	280,119	8,176,674
Financial — 16.2%
Banks — 6.0%
Bank of America Corp.	909,089	37,481,739
Citigroup, Inc.	40,203	2,844,362
The Goldman Sachs Group, Inc.	36,811	13,970,879
JP Morgan Chase & Co.	69,262	10,773,012
Morgan Stanley	471,059	43,191,400
The PNC Financial Services Group, Inc.	10,747	2,050,098
Wells Fargo & Co.	689,828	31,242,310
		141,553,800
Diversified Financial Services — 4.5%
Apollo Global Management, Inc. (b)	65,505	4,074,411
The Charles Schwab Corp.	327,983	23,880,442
Intercontinental Exchange, Inc.	6,973	827,695
Maplebear, Inc. (Non-Voting) (Acquired 8/07/20, Cost $14,781) (a) (d) (e) (f)	319	39,875
Maplebear, Inc. (Voting) (Acquired 8/07/20, Cost $282,637) (a) (d) (e) (f)	6,100	762,500
Mastercard, Inc. Class A	71,263	26,017,409
SoFi Technologies, Inc., Lockup Shares (Acquired 12/30/20, Cost $1,892,577) (a) (e) (f)	185,524	3,378,670
Tradeweb Markets, Inc. Class A	25,969	2,195,938
Visa, Inc. Class A	187,568	43,857,150
XP, Inc. Class A (a)	65,436	2,849,738
		107,883,828

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 3.4%
American International Group, Inc.	493,306	$23,481,366
Chubb Ltd.	51,068	8,116,748
Equitable Holdings, Inc.	387,310	11,793,589
The Hartford Financial Services Group, Inc.	150,098	9,301,573
Loews Corp.	21,640	1,182,626
Marsh & McLennan Cos., Inc.	48,780	6,862,370
MetLife, Inc.	241,190	14,435,221
RenaissanceRe Holdings Ltd.	5,700	848,274
The Travelers Cos., Inc.	31,529	4,720,207
		80,741,974
Real Estate Investment Trusts (REITS) — 2.3%
Alexandria Real Estate Equities, Inc.	12,664	2,304,088
American Tower Corp.	4,537	1,225,625
Camden Property Trust	49,167	6,522,986
Equinix, Inc.	9,319	7,479,429
Equity LifeStyle Properties, Inc.	29,605	2,199,948
Equity Residential	14,372	1,106,644
Prologis, Inc.	182,074	21,763,305
Welltower, Inc.	126,739	10,532,011
Weyerhaeuser Co.	18,361	631,986
		53,766,022
		383,945,624
Industrial — 10.1%
Aerospace & Defense — 0.7%
Airbus SE (a)	58,824	7,575,384
Howmet Aerospace, Inc. (a)	39,708	1,368,735
Teledyne Technologies, Inc. (a)	20,799	8,711,245
		17,655,364
Building Materials — 0.1%
Martin Marietta Materials, Inc.	6,218	2,187,554
Vulcan Materials Co.	5,410	941,719
		3,129,273
Electrical Components & Equipment — 0.3%
Generac Holdings, Inc. (a)	10,967	4,552,950
Schneider Electric SE	18,188	2,863,056
		7,416,006
Electronics — 1.6%
Agilent Technologies, Inc.	80,827	11,947,039
Amphenol Corp. Class A	18,782	1,284,877
Fortive Corp.	42,721	2,979,362
Honeywell International, Inc.	66,968	14,689,431
Hubbell, Inc.	38,349	7,165,127
TE Connectivity Ltd.	4,811	650,495
		38,716,331

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 0.5%
Jacobs Engineering Group, Inc.	86,350	$11,520,817
Environmental Controls — 0.1%
Republic Services, Inc.	578	63,586
Waste Connections, Inc.	10,368	1,238,250
		1,301,836
Machinery – Construction & Mining — 0.7%
Caterpillar, Inc.	74,787	16,275,895
Machinery – Diversified — 0.2%
Deere & Co.	11,874	4,188,079
Miscellaneous - Manufacturing — 2.0%
General Electric Co.	3,088,489	41,571,062
Siemens AG Registered	32,388	5,131,876
		46,702,938
Packaging & Containers — 1.4%
Packaging Corp. of America	84,585	11,454,501
WestRock Co.	423,598	22,543,885
		33,998,386
Transportation — 2.5%
CSX Corp.	126,570	4,060,366
Didi Global, Inc. ADR	126,364	1,786,787
FedEx Corp.	65,383	19,505,710
Norfolk Southern Corp.	60,589	16,080,927
Union Pacific Corp.	19,438	4,274,999
United Parcel Service, Inc. Class B	61,427	12,774,973
		58,483,762
		239,388,687
Technology — 21.3%
Computers — 2.4%
Accenture PLC Class A	3,578	1,054,759
Apple, Inc.	401,278	54,959,035
		56,013,794
Office & Business Equipment — 0.1%
Zebra Technologies Corp. Class A (a)	5,400	2,859,246
Semiconductors — 5.8%
Advanced Micro Devices, Inc. (a)	99,820	9,376,093
Analog Devices, Inc.	69,591	11,980,786
Applied Materials, Inc.	197,827	28,170,565
ASML Holding NV	32,521	22,466,808
Broadcom, Inc.	26,346	12,562,827
KLA Corp.	22,917	7,429,920
Microchip Technology, Inc.	27,111	4,059,601
NVIDIA Corp.	9,231	7,385,723
NXP Semiconductor NV	55,526	11,422,809
QUALCOMM, Inc.	70,702	10,105,437

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	64,364	$7,733,978
Texas Instruments, Inc.	21,141	4,065,414
		136,759,961
Software — 13.0%
Black Knight, Inc. (a)	65,525	5,109,640
Broadridge Financial Solutions, Inc.	6,586	1,063,837
Celonis SE (Acquired 6/17/21, Cost $435,243) (a) (d) (e) (f)	1,177	435,243
Citrix Systems, Inc.	22,597	2,649,950
Clarivate PLC (a)	79,680	2,193,590
Coupa Software, Inc. (a)	4,763	1,248,430
Datadog, Inc. Class A (a)	39,252	4,085,348
Epic Games, Inc. (Acquired 6/18/20-3/29/21, Cost $2,419,150) (a) (d) (e) (f)	3,660	3,239,100
Fidelity National Information Services, Inc.	72,118	10,216,957
Fiserv, Inc. (a)	173,766	18,573,848
Intuit, Inc.	46,967	23,021,814
Microsoft Corp.	561,447	152,095,992
MongoDB, Inc. (a)	13,375	4,835,330
MSCI, Inc.	5,106	2,721,907
Paycom Software, Inc. (a)	5,835	2,120,847
Playtika Holding Corp. (a)	19,047	454,080
ROBLOX Corp. Class A (a)	11,524	1,036,930
Roper Technologies, Inc.	28,984	13,628,277
salesforce.com, Inc. (a)	77,817	19,008,359
ServiceNow, Inc. (a)	22,839	12,551,172
Snowflake, Inc. Class A (a)	2,688	649,958
Splunk, Inc. (a)	54,181	7,833,489
Stripe, Inc., Class B (Acquired 12/17/19, Cost $295,694) (a) (d) (e) (f)	18,846	756,196
UiPath, Inc. Class A (a)	2,185	148,427
UiPath, Inc., Class A Lockup Shares (Acquired 4/26/19-2/02/21, Cost $1,913,927) (a) (e) (f)	85,591	5,523,487
Workday, Inc. Class A (a)	12,379	2,955,362
Zoom Video Communications, Inc. Class A (a)	26,560	10,279,517
		308,437,087
		504,070,088
Utilities — 2.3%
Electric — 2.3%
AES Corp.	102,329	2,667,717
Ameren Corp.	9,223	738,209
CMS Energy Corp.	8,479	500,939
Dominion Energy, Inc.	41,110	3,024,463
Evergy, Inc.	39,089	2,362,148
NextEra Energy, Inc.	153,226	11,228,401
Public Service Enterprise Group, Inc.	49,863	2,978,816
Sempra Energy	151,852	20,117,353
The Southern Co.	126,965	7,682,652
WEC Energy Group, Inc.	11,356	1,010,116
Xcel Energy, Inc.	17,196	1,132,873
		53,443,687

TOTAL COMMON STOCK (Cost $1,661,631,910)		2,296,691,837

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 2.4%
Consumer, Cyclical — 1.9%
Auto Manufacturers — 1.8%
Aurora Innovation, Inc., Series B (Acquired 3/01/19, Cost $ 439,191)
(a) (d) (e) (f)	47,530	$934,286
Nuro, Inc., Series C (Acquired 10/30/20-3/21/21, Cost $1,236,023)
(a) (d) (e) (f)	94,681	1,236,023
Rivian Automotive, Inc., Series D (Acquired 12/23/19, Cost $2,157,599)
(a) (d) (e) (f)	200,819	14,069,379
Rivian Automotive, Inc., Series E (Acquired 7/10/20, Cost $4,935,331)
(a) (d) (e) (f)	318,614	22,322,097
Rivian Automotive, Inc., Series F (Acquired 1/19/21, Cost $2,283,410)
(a) (d) (e) (f)	61,965	4,341,268
Waymo LLC, Series A-2 (Acquired 5/08/20, Cost $748,934)
(a) (d) (e) (f)	8,722	799,999
		43,703,052
Auto Parts & Equipment — 0.1%
GM Cruise Holdings, LLC, Class F (Acquired 5/07/19, Cost $ 921,625)
(a) (d) (e) (f)	50,500	1,330,675
GM Cruise Holdings, LLC, Class G (Acquired 1/21/21, Cost $979,851)
(a) (d) (e) (f)	37,186	979,851
		2,310,526
Consumer, Non-cyclical — 0.1%
Commercial Services — 0.1%
Redwood Materials, Inc., Series C (Acquired 5/28/21, Cost $1,059,705)
(a) (d) (e) (f)	22,355	1,059,705
Financial — 0.1%
Investment Companies — 0.1%
Maplebear, Inc., Series A (Acquired 11/18/20, Cost $53,081)
(a) (d) (e) (f)	870	108,750
Maplebear, Inc., Series G (Acquired 7/02/20, Cost $599,129)
(a) (d) (e) (f)	12,458	1,557,250
Maplebear, Inc., Series I (Acquired 2/26/21, Cost $240,750)
(a) (d) (e) (f)	1,926	240,750
		1,906,750
Industrial — 0.0%
Electrical Components & Equipment — 0.0%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $760,988) (a) (d) (e) (f)	18,438	760,988
Technology — 0.1%
Software — 0.1%
Celonis SE, Series D (Acquired 6/17/21, Cost $1,135,255) (a) (d) (e) (f)	3,070	1,135,255

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Rappi, Inc., Series E (Acquired 9/08/20-9/24/20, Cost $1,092,516) (a) (d) (e) (f)	18,286	$1,092,516
		2,227,771
Utilities — 0.2%
Electric — 0.2%
AES Corp. Convertible 6.875% (b)	24,130	2,595,664
The Southern Co. Convertible 6.750%	25,817	1,307,115
		3,902,779

TOTAL PREFERRED STOCK (Cost $22,376,171)		55,871,571

TOTAL EQUITIES (Cost $1,684,008,081)		2,352,563,408

MUTUAL FUNDS — 0.5%
Diversified Financial Services — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	12,552,556	12,552,556

TOTAL MUTUAL FUNDS (Cost $12,552,556)		12,552,556

TOTAL LONG-TERM INVESTMENTS (Cost $1,696,560,637)		2,365,115,964

SHORT-TERM INVESTMENTS — 0.7%
Mutual Fund — 0.7%
T. Rowe Price Government Reserve Investment Fund	16,052,489	16,052,489

	Principal Amount
Repurchase Agreement — 0.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (h)	$1,000,000	1,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $17,052,489)		17,052,489

TOTAL INVESTMENTS — 100.5% (Cost $1,713,613,126) (i)		2,382,168,453

Other Assets/(Liabilities) — (0.5)%		(12,124,404)

NET ASSETS — 100.0%		$2,370,044,049

Abbreviation Legend

ADR	American Depositary Receipt

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $28,544,432 or 1.20% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $16,619,906 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $273,472 or 0.01% of net assets.
(d)	Investment was valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2021, these securities amounted to a value of $67,576,559 or 2.85% of net assets.
(f)	Restricted security. Certain securities are restricted as to resale. At June 30, 2021, these securities amounted to a value of $67,576,559 or 2.85% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $1,000,000. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $1,020,092.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.6%

CORPORATE DEBT — 3.9%
Auto Manufacturers — 0.5%
Hyundai Capital America
0.875% 6/14/24 (a)	$535,000	$532,630
1.150% 11/10/22 (a)	160,000	161,058
1.250% 9/18/23 (a)	285,000	287,565
Nissan Motor Co. Ltd.
3.043% 9/15/23 (a)	200,000	208,568
Volkswagen Group of America Finance LLC
0.875% 11/22/23 (a)	260,000	260,654
		1,450,475
Banks — 0.5%
Bank of America Corp. SOFR + .410%
0.523% VRN 6/14/24	750,000	749,797
The Goldman Sachs Group, Inc. SOFR + .505%
0.657% VRN 9/10/24	750,000	748,703
		1,498,500
Building Materials — 0.1%
Martin Marietta Materials, Inc.
0.650% 7/15/23 (b)	170,000	170,374
Commercial Services — 0.2%
HPHT Finance 17 Ltd.
2.750% 9/11/22 (a)	450,000	459,952
Computers — 0.2%
HCL America, Inc.
1.375% 3/10/26 (a)	600,000	596,461
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.450% 12/16/21	350,000	355,312
Air Lease Corp.
3.500% 1/15/22	455,000	462,515
Ally Financial, Inc.
1.450% 10/02/23	160,000	162,356
Avolon Holdings Funding Ltd.
4.250% 4/15/26 (a)	115,000	124,674
Park Aerospace Holdings Ltd.
5.250% 8/15/22 (a)	425,000	444,699
		1,549,556

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 0.4%
Abu Dhabi National Energy Co. PJSC
3.875% 5/06/24 (a)	$200,000	$216,750
China Huaneng Group Hong Kong Treasury Management Holding Ltd.
1.600% 1/20/26 (a)	303,000	302,666
Consorcio Transmantaro SA
4.375% 5/07/23 (a) (c)	300,000	312,378
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.500% 11/22/21 (a)	450,000	457,065
		1,288,859
Insurance — 0.1%
Brighthouse Financial Global Funding
0.600% 6/28/23 (a)	280,000	279,885
Iron & Steel — 0.1%
POSCO
2.375% 1/17/23 (a)	200,000	204,384
4.000% 8/01/23 (a)	230,000	244,466
		448,850
Oil & Gas — 0.7%
Bharat Petroleum Corp. Ltd.
4.375% 1/24/22 (a)	400,000	407,306
Ecopetrol SA
5.875% 9/18/23	475,000	513,622
Pertamina Persero PT
4.300% 5/20/23 (a)	250,000	265,634
4.875% 5/03/22 (a)	200,000	207,000
SA Global Sukuk Ltd.
0.946% 6/17/24 (a) (c)	500,000	499,360
Saudi Arabian Oil Co.
1.250% 11/24/23 (a)	200,000	202,016
		2,094,938
Pipelines — 0.3%
Energy Transfer LP
4.250% 3/15/23	582,000	610,604
Gray Oak Pipeline LLC
2.000% 9/15/23 (a)	30,000	30,593
Plains All American Pipeline LP/PAA Finance Corp.
3.850% 10/15/23	215,000	227,855
		869,052
Real Estate — 0.1%
Vanke Real Estate Hong Kong Co. Ltd.
4.150% 4/18/23 (a)	250,000	261,597
Retail — 0.0%
Nordstrom, Inc.
2.300% 4/08/24 (a)	60,000	60,189
Trucking & Leasing — 0.2%
DAE Funding LLC
1.550% 8/01/24 (a)	200,000	199,594

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SMBC Aviation Capital Finance DAC
3.000% 7/15/22 (a)	$370,000	$378,429
		578,023

TOTAL CORPORATE DEBT (Cost $10,054,054)		11,606,711

MUNICIPAL OBLIGATIONS — 0.4%
City & County of Denver Co. Airport System Revenue
Revenue Bond, 0.877% 11/15/23	20,000	20,140
Revenue Bond, 1.115% 11/15/24	30,000	30,294
City of Atlanta GA Water & Wastewater Revenue
Revenue Bond, 0.191% 11/01/21	15,000	14,995
Revenue Bond, 0.271% 11/01/22	15,000	14,983
Revenue Bond, 0.407% 11/01/23	15,000	14,947
Revenue Bond, 0.616% 11/01/24	15,000	14,914
Dallas Area Rapid Transit
Revenue Bond, 0.297% 12/01/21	20,000	20,010
Revenue Bond, 0.397% 12/01/22	15,000	15,027
Revenue Bond, 0.541% 12/01/23	10,000	10,013
Revenue Bond, 0.761% 12/01/24	10,000	10,014
New York Transportation Development Corp.
Revenue Bond, 1.360% 12/01/21	20,000	20,073
Revenue Bond, 1.610% 12/01/22	15,000	15,204
Oklahoma Turnpike Authority, Revenue Bond
0.491% 1/01/22	30,000	30,028
State of Hawaii, General Obligation
0.571% 10/01/23	210,000	210,517
State of Illinois, General Obligation
2.840% 10/01/23	485,000	495,722
Tobacco Settlement Finance Authority
Revenue Bond, 0.947% 6/01/22	30,000	30,143
Revenue Bond, 1.193% 6/01/23	50,000	50,461
Revenue Bond, 1.497% 6/01/24	65,000	65,889
		1,083,374

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,070,000)		1,083,374

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.9%
Automobile Asset-Backed Securities — 0.4%
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C
1.060% 8/18/26	120,000	120,833
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A
2.970% 3/20/24 (a)	310,000	321,861
Exeter Automobile Receivables Trust, Series 2020-1A, Class B
2.260% 4/15/24 (a)	146,342	147,058
Santander Drive Auto Receivables Trust, Series 2020-4, Class C
1.010% 1/15/26	195,000	196,056
Santander Retail Auto Lease Trust
Series 2019-C, Class C, 2.390% 11/20/23 (a)	230,000	234,517
Series 2019-B, Class C, 2.770% 8/21/23 (a)	170,000	173,103
		1,193,428

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 0.4%
BX Commercial Mortgage Trust, Series 2019-IMC, Class C, 1 mo. USD LIBOR + 1.600%
1.673% FRN 4/15/34 (a)	$210,000	$209,344
Commercial Mortgage Pass-Through Certificates
Series 2014-UBS4, Class AM, 3.968% 8/10/47	250,000	267,613
Series 2014-UBS2, Class AM, 4.199% 3/10/47	100,000	106,838
Extended Stay America Trust, Series 2021-ESH, Class B, 1 mo. USD LIBOR + 1.380%
1.455% FRN 7/15/38 (a) (b)	260,000	260,893
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C
3.750% 12/10/36 (a)	295,000	310,990
New Orleans Hotel Trust, Series 2019-HNLA, Class C, 1 mo. USD LIBOR + 1.589%
1.662% FRN 4/15/32 (a)	100,000	98,875
		1,254,553
Other Asset-Backed Securities — 0.9%
BlueMountain CLO Ltd., Series 2012-2A, Class AR2, 3 mo. USD LIBOR + 1.050%
1.205% FRN 11/20/28 (a)	201,000	201,017
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A
3.280% 9/26/33 (a)	58,278	61,114
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A
2.730% 4/25/28 (a)	328,646	334,861
HPEFS Equipment Trust, Series 2021-2A, Class C
0.880% 9/20/28 (a)	360,000	360,019
Magnetite XXV Ltd., Series 2020-25A, Class A, 3 mo. USD LIBOR + 1.200%
1.455% FRN 1/25/32 (a)	250,000	250,099
MVW Owner Trust, Series 2018-1A, Class A
3.450% 1/21/36 (a)	102,323	106,070
OZLM Ltd., Series 2014-8A, Class A1RR, 3 mo. USD LIBOR + 1.170%
1.360% FRN 10/17/29 (a)	248,048	248,062
Reese Park CLO Ltd., Series 2020-1A, Class A1, 3 mo. USD LIBOR + 1.320%
1.504% FRN 10/15/32 (a)	490,000	490,304
Sierra Receivables Funding LLC, Series 2019-3A, Class A
2.340% 8/20/36 (a)	76,838	78,661
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.750% VRN 10/25/57 (a) (d)	129,635	132,943
Series 2018-2, Class A1, 3.250% VRN 3/25/58 (a) (d)	145,211	150,666
Series 2018-5, Class A1A, 3.250% VRN 7/25/58 (a) (d)	108,239	111,682
Series 2015-6, Class A1, 3.500% VRN 4/25/55 (a) (d)	35,711	35,896
Series 2018-3, Class A1, 3.750% VRN 5/25/58 (a) (d)	69,844	73,899
		2,635,293
Student Loans Asset-Backed Securities — 0.3%
Navient Private Education Refi Loan Trust, Series 2019-GA, Class A
2.400% 10/15/68 (a)	213,159	216,862
SMB Private Education Loan Trust
Series 2016-B, Class A2A, 2.430% 2/17/32 (a)	164,489	167,862
Series 2017-B, Class A2A, 2.820% 10/15/35 (a)	280,617	289,397
Series 2017-A, Class A2A, 2.880% 9/15/34 (a)	96,819	99,228
		773,349

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loan Collateral Collateralized Mortgage Obligations — 2.9%
Angel Oak Mortgage Trust, Series 2019-2, Class A1,
3.628% VRN 3/25/49 (a) (d)	$60,069	$61,017
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1,
2.720% VRN 7/25/49 (a) (d)	105,377	106,315
Ellington Financial Mortgage Trust, Series 2019-2, Class A1,
2.739% VRN 11/25/59 (a) (d)	201,695	204,684
Flagstar Mortgage Trust, Series 2021-5INV, Class A5,
2.500% VRN 7/25/51 (a) (d)	465,000	474,759
FWD Securitization Trust, Series 2020-INV1, Class A3,
2.440% VRN 1/25/50 (a) (d)	137,386	138,822
Galton Funding Mortgage Trust
Series 2020-H1, Class A3, 2.617% VRN 1/25/60 (a) (d)	154,702	156,826
Series 2018-1, Class A33, 3.500% VRN 11/25/57 (a) (d)	170,365	173,138
Series 2019-2, Class A42, 3.500% VRN 6/25/59 (a) (d)	25,060	25,116
Series 2019-1, Class A42, 4.000% VRN 2/25/59 (a) (d)	1,990	1,985
Series 2018-2, Class A31, 4.500% VRN 10/25/58 (a) (d)	89,972	92,100
GS Mortgage-Backed Securities Trust, Series 2021-PJ6, Class A8,
2.500% VRN 11/25/51 (a) (d)	770,000	788,739
Homeward Opportunities Fund I Trust
Series 2019-2, Class A3, 3.007% VRN 9/25/59 (a) (d)	380,913	381,039
Series 2019-3, Class A3, 3.031% VRN 11/25/59 (a) (d)	131,769	132,711
JP Morgan Mortgage Trust
Series 2019-INV2, Class A3, 3.500% VRN 2/25/50 (a) (d)	48,227	49,132
Series 2020-LTV1, Class A4, 3.500% VRN 6/25/50 (a) (d)	83,696	84,125
Metlife Securitization Trust, Series 2018-1A, Class A,
3.750% VRN 3/25/57 (a) (d)	133,334	140,440
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, 2.464% VRN 1/26/60 (a) (d)	123,810	125,057
Series 2019-NQM5, Class A3, 3.065% VRN 11/25/59 (a) (d)	98,415	99,614
Onslow Bay Financial LLC
Series 2020-EXP1, Class 2A1, 1 mo. USD LIBOR + .750% 0.842% FRN 2/25/60 (a)	54,397	54,474
Series 2019-EXP3, Class 2A1, 1 mo. USD LIBOR + .900% 0.992% FRN 10/25/59 (a)	116,998	117,224
Series 2019-EXP3, Class 2A2, 1 mo. USD LIBOR + 1.100% 1.192% FRN 10/25/59 (a)	65,699	65,826
Series 2020-INV1, Class A21, 3.500% VRN 12/25/49 (a) (d)	67,593	68,938
Series 2020-EXP1, Class 1A9, 3.500% VRN 2/25/60 (a) (d)	109,695	112,058
Series 2019-EXP1, Class 1A3, 4.000% VRN 1/25/59 (a) (d)	176,889	180,757
Series 2019-EXP2, Class 1A3, 4.000% VRN 6/25/59 (a) (d)	176,595	180,927
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (a) (d)	79,224	80,287
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (a) (d)	215,398	218,658
Series 2018-CH2, Class A3, 4.000% VRN 6/25/48 (a) (d)	26,253	26,770
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (a) (d)	29,745	30,263
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (a) (d)	21,160	21,499
SG Capital Partners
Series 2021-1, Class A1, 1.160% VRN 7/25/61 (a) (d) (e)	590,000	589,654
Series 2019-3, Class A3, 3.082% VRN 9/25/59 (a) (d)	124,106	124,628
Starwood Mortgage Residential Trust
Series 2021-3, Class A1, 1.127% VRN 6/25/56 (a) (d) (e)	630,000	629,990
Series 2020-1, Class A3, 2.562% VRN 2/25/50 (a) (d)	120,236	121,189
Series 2019-INV1, Class A1, 2.610% VRN 9/27/49 (a) (d)	121,840	123,631
Verus Securitization Trust
Series 2021-3, Class A1, 1.046% VRN 6/25/66 (a) (d)	585,000	584,972
Series 2020-1, Class A1, 2.417% STEP 1/25/60 (a)	249,071	252,187
Series 2020-1, Class A3, 2.724% STEP 1/25/60 (a)	199,458	201,518

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-4, Class A3, 3.000% STEP 11/25/59 (a)	$431,248	$437,044
Series 2019-3, Class A3, 3.040% STEP 7/25/59 (a)	276,727	279,500
Series 2019-INV3, Class A3, 3.100% VRN 11/25/59 (a) (d)	445,586	452,755
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A3,
2.500% VRN 12/25/50 (a) (d)	410,000	419,978
		8,610,346

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,310,453)		14,466,969

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 2.2%
Collateralized Mortgage Obligations — 0.0%
Government National Mortgage Association Series 2019-65, Class B 3.500% 5/20/49	104,010	111,516
Pass-Through Securities — 1.0%
Government National Mortgage Association II TBA 3.000% 7/01/49 (b)	2,850,000	2,973,574
Whole Loans — 1.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-HQA2, Class M1, SOFR30A + .700% 0.717% FRN 12/25/33 (a)	440,000	439,992
Series 2017-DNA3, Class M1, 1 mo. USD LIBOR + .750% 0.842% FRN 3/25/30	46,255	46,259
Series 2018-DNA3, Class M1, 1 mo. USD LIBOR + .750% 0.842% FRN 9/25/48 (a)	531	531
Series 2020-DNA2, Class M1, 1 mo. USD LIBOR + .750% 0.842% FRN 2/25/50 (a)	26,525	26,528
Series 2018-DNA2, Class M1, 1 mo. USD LIBOR + .800% 0.892% FRN 12/25/30 (a)	36,104	36,112
Series 2018-DNA3, Class M2AS, 1 mo. USD LIBOR + .900% 0.992% FRN 9/25/48 (a)	140,000	139,700
Series 2018-DNA2, Class M2AS, 1 mo. USD LIBOR + .950% 1.042% FRN 12/25/30 (a)	80,000	79,867
Series 2020-HQA5, Class M1, SOFR30A + 1.100% 1.118% FRN 11/25/50 (a)	91,992	92,050
Series 2020-HQA2, Class M1, 1 mo. USD LIBOR + 1.100% 1.192% FRN 3/25/50 (a)	17,309	17,311
Series 2017-DNA2, Class M1, 1 mo. USD LIBOR + 1.200% 1.292% FRN 10/25/29	52,868	52,957
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2018-C01, Class 1ED2, 1 mo. USD LIBOR + .850% 0.942% FRN 7/25/30	265,162	261,123
Series 2018-C03, Class 1EB2, 1 mo. USD LIBOR + .850% 0.942% FRN 10/25/30	440,000	428,858
Series 2018-C03, Class 1ED2, 1 mo. USD LIBOR + .850% 0.942% FRN 10/25/30	328,155	320,987
Series 2018-C02, Class 2EB2, 1 mo. USD LIBOR + .900% 0.992% FRN 8/25/30	125,335	122,260
Series 2018-C02, Class 2ED2, 1 mo. USD LIBOR + .900% 0.992% FRN 8/25/30	287,806	281,111
Series 2017-C04, Class 2ED2, 1 mo. USD LIBOR + 1.100% 1.192% FRN 11/25/29	367,012	358,707
Series 2017-C05, Class 1ED3, 1 mo. USD LIBOR + 1.200% 1.292% FRN 1/25/30	227,573	224,005

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-C02, Class 2ED3, 1 mo. USD LIBOR + 1.350% 1.442% FRN 9/25/29	$341,682	$342,944
Series 2017-C06, Class 1M2B, 1 mo. USD LIBOR + 2.650% 2.742% FRN 2/25/30	205,000	207,595
		3,478,897

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $6,597,944)		6,563,987

U.S. TREASURY OBLIGATIONS — 88.2%
U.S. Treasury Bonds & Notes — 88.2%
U.S. Treasury Inflation Index
0.125% 7/15/24	3,148,292	3,385,275
0.125% 10/15/24	12,617,275	13,597,085
0.125% 4/15/25	35,678,460	38,508,580
0.125% 10/15/25	19,482,139	21,202,301
0.125% 4/15/26	13,491,694	14,678,541
0.125% 7/15/26	1,893,477	2,073,505
0.250% 1/15/25	17,366,094	18,795,631
0.375% 7/15/23	17,805,010	18,944,252
0.375% 7/15/25	5,617,842	6,168,507
0.375% 1/15/27	5,747,248	6,362,159
0.500% 4/15/24	20,000,092	21,556,610
0.625% 4/15/23	19,400,862	20,522,095
0.625% 1/15/24 (f)	24,557,478	26,446,933
0.625% 1/15/26	22,953,105	25,491,695
U.S. Treasury Note
0.125% 5/31/23	3,840,000	3,831,753
0.750% 5/31/26	16,970,000	16,881,284
1.250% 5/31/28	3,770,000	3,782,733
		262,228,939

TOTAL U.S. TREASURY OBLIGATIONS (Cost $258,640,434)		262,228,939

TOTAL BONDS & NOTES (Cost $290,672,885)		295,949,980

	Number of Shares
MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	201,960	201,960

TOTAL MUTUAL FUNDS (Cost $201,960)		201,960

TOTAL LONG-TERM INVESTMENTS (Cost $290,874,845)		296,151,940

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 1.3%

Mutual Fund — 1.0%
T. Rowe Price Government Reserve Investment Fund	3,069,739	$3,069,739

Repurchase Agreement — 0.3%	Principal Amount
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (h)	$1,002,380	1,002,380

TOTAL SHORT-TERM INVESTMENTS (Cost $4,072,119)		4,072,119

TOTAL INVESTMENTS — 101.0% (Cost $294,946,964) (i)		300,224,059

Other Assets/(Liabilities) — (1.0)%		(2,990,071)

NET ASSETS — 100.0%		$297,233,988

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $22,213,293 or 7.47% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $508,945 or 0.17% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $318,387 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2021.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2021, these securities amounted to a value of $1,219,644 or 0.41% of net assets.
(f)	A portion of this security is pledged/held as collateral for open derivatives.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $1,002,380. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $1,022,491.
(i)	See Note 3 for aggregate cost for federal tax purposes.

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
U.S. Treasury Note 10 Year Future	7/23/21	131.00	138	USD	18,285,000	$(15,094)	$(38,487)	$23,393
U.S. Treasury Note 10 Year Future	7/23/21	131.50	46	USD	6,095,000	(8,625)	(12,138)	3,513
						$(23,719)	$(50,625)	$26,906

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/23/21	USD	405,156	CAD	490,000	$9,872
Bank of America N.A.	7/23/21	USD	438,221	NOK	3,790,000	(2,004)
Bank of America N.A.	8/20/21	USD	454,739	EUR	375,000	9,641
Bank of America N.A.	8/20/21	USD	438,256	SEK	3,780,000	(3,627)
Citibank N.A.	7/23/21	USD	442,693	NZD	635,000	(1,153)
Citibank N.A.	7/23/21	AUD	1,662,000	USD	1,274,525	(27,975)
Citibank N.A.	8/20/21	EUR	232,825	USD	283,168	(6,821)
Citibank N.A.	8/20/21	GBP	320,000	USD	446,386	(3,677)
Citibank N.A.	8/20/21	USD	389,184	EUR	320,000	9,367
Citibank N.A.	8/20/21	USD	1,297,891	GBP	925,000	18,186
Deutsche Bank AG	8/20/21	GBP	605,000	USD	852,714	(15,718)
Deutsche Bank AG	8/20/21	SEK	3,805,000	USD	458,101	(13,295)
Goldman Sachs International	7/23/21	CAD	515,000	USD	409,864	5,588
Goldman Sachs International	7/23/21	NOK	3,495,000	USD	415,110	(9,151)
Goldman Sachs International	7/23/21	USD	454,689	AUD	590,000	12,171
Goldman Sachs International	8/20/21	EUR	375,000	USD	448,185	(3,087)
HSBC Bank USA	7/23/21	NZD	1,165,000	USD	832,138	(17,837)
HSBC Bank USA	7/23/21	CAD	525,000	USD	419,027	4,491
HSBC Bank USA	7/23/21	USD	896,930	CAD	1,100,000	9,558
HSBC Bank USA	8/20/21	SEK	3,780,000	USD	444,048	(2,165)
JP Morgan Chase Bank N.A.	7/23/21	NOK	3,790,000	USD	445,875	(5,650)
JP Morgan Chase Bank N.A.	7/23/21	USD	441,193	AUD	587,000	925
JP Morgan Chase Bank N.A.	8/20/21	USD	457,749	SEK	3,805,000	12,943
Morgan Stanley & Co. LLC	7/23/21	USD	833,880	NZD	1,165,000	19,579
Morgan Stanley & Co. LLC	7/23/21	CAD	550,000	USD	445,888	(2,202)
Morgan Stanley & Co. LLC	7/23/21	NZD	635,000	USD	445,226	(1,379)
Morgan Stanley & Co. LLC	7/23/21	USD	450,475	NOK	3,760,000	13,734
Morgan Stanley & Co. LLC	8/20/21	EUR	462,175	USD	562,074	(13,505)
UBS AG	7/23/21	NOK	3,480,000	USD	414,781	(10,564)
UBS AG	7/23/21	USD	375,787	AUD	485,000	12,022
UBS AG	7/23/21	USD	387,938	NOK	3,215,000	14,502
UBS AG	8/20/21	USD	446,957	EUR	375,000	1,860
						$14,629

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	9/21/21	21	$3,979,005	$67,433
U.S. Treasury Note 2 Year	9/30/21	201	44,311,325	(26,942)
				$40,491
Short
U.S. Treasury Note 10 Year	9/21/21	117	$(15,425,660)	$(76,840)
U.S. Treasury Note 5 Year	9/30/21	349	(43,107,070)	30,110
				$(46,730)

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.21%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	8/03/21	USD	1,875,000	$4,884	$—	$4,884
Fixed 1.53%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	8/15/21	USD	2,430,324	56,353	—	56,353
Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	8/23/21	USD	666,250	17,787	—	17,787
Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	8/23/21	USD	717,500	19,192	—	19,192
Fixed 1.60%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	2/21/23	USD	3,638,000	127,884	—	127,884
Fixed 1.57%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC	7/08/21	USD	1,950,000	28,696	—	28,696
Fixed 1.66%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC	7/08/22	USD	1,250,000	38,475	—	38,475
Fixed 1.74%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC	12/16/22	USD	2,800,000	90,119	—	90,119
Fixed 1.48%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	8/16/21	USD	1,619,676	39,448	—	39,448
Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	8/26/21	USD	666,250	18,127	—	18,127
Fixed 1.38%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	10/07/21	USD	3,416,115	109,678	—	109,678
Fixed 1.41%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	10/09/21	USD	3,416,115	108,082	—	108,082
Fixed 1.41%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	10/09/21	USD	3,417,770	108,134	—	108,134
Fixed 1.42%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	10/07/22	USD	3,420,000	137,053	—	137,053
Fixed 1.43%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	10/08/22	USD	1,710,000	67,961	—	67,961
Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	10/08/22	USD	1,710,000	67,909	—	67,909

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 1.59%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	2/18/23	USD	1,311,000	46,164	—	46,164
Fixed 1.60%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	2/18/23	USD	1,789,000	62,802	—	62,802
Fixed 1.59%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	2/20/23	USD	2,867,000	101,499	—	101,499
Fixed 1.49%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	2/26/23	USD	2,061,000	79,626	—	79,626
Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International	8/09/21	USD	7,101,000	168,387	—	168,387
Fixed 1.61%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International	2/21/23	USD	2,993,000	104,748	—	104,748
Fixed 1.57%	Maturity	U.S. Consumer Price Index	Maturity	HSBC Bank USA	2/25/23	USD	2,241,000	81,164	—	81,164
Fixed 2.30%	Maturity	U.S. Consumer Price Index	Maturity	JP Morgan Chase Bank N.A.	2/22/24	USD	5,500,000	141,929	—	141,929
Fixed 2.29%	Maturity	U.S. Consumer Price Index	Maturity	UBS AG	6/05/23	USD	1,700,000	17,396	—	17,396
								$1,843,497	$—	$1,843,497

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 92.2%

COMMON STOCK — 91.4%
Australia — 7.9%
ALS Ltd.	40,570	$397,189
BHP Group Ltd.	174,679	6,336,125
Goodman Group	29,933	472,943
IGO Ltd.	91,182	521,330
Northern Star Resources Ltd.	246,523	1,813,926
OZ Minerals Ltd.	42,514	716,652
Perseus Mining Ltd. (a)	1,028,546	1,128,353
Rio Tinto Ltd.	11,911	1,131,343
Scentre Group	195,818	400,489
Silver Lake Resources Ltd. (a)	271,211	338,600
		13,256,950
Austria — 0.1%
Mayr Melnhof Karton AG	1,060	225,745
Bermuda — 0.2%
Hongkong Land Holdings Ltd.	77,100	367,279
Brazil — 0.8%
Vale SA	58,557	1,333,302
Canada — 5.8%
Alamos Gold, Inc. Class A	17,131	130,873
Canadian Apartment Properties	6,823	319,904
Centerra Gold, Inc.	51,606	391,749
Enbridge, Inc.	5,145	206,006
Enerflex Ltd.	24,000	162,440
ERO Copper Corp. (a)	48,827	1,024,516
Franco-Nevada Corp.	3,421	496,453
K92 Mining, Inc. (a)	87,068	629,340
Kirkland Lake Gold Ltd.	34,714	1,337,760
Lundin Mining Corp.	56,473	509,332
MAG Silver Corp. (a)	29,420	615,466
Magna International, Inc.	1,115	103,294
Pan American Silver Corp.	7,400	211,418
Parex Resources, Inc. (a)	10,059	167,975
Sandstorm Gold Ltd. (a)	62,221	490,924
Summit Industrial Income REIT	48,248	691,648
TC Energy Corp.	9,289	459,991
Wesdome Gold Mines Ltd. (a)	127,196	1,206,700
West Fraser Timber Co. Ltd.	2,423	173,945
Wheaton Precious Metals Corp.	7,144	314,899
		9,644,633
Cayman Islands — 0.7%
Bluescape Opportunities Acquisition Corp. (a)	11,882	123,573

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
China Resources Mixc Lifestyle Services Ltd. (b)	22,200	$151,977
GDS Holdings Ltd. (a)	32,696	321,556
Huazhu Group Ltd. ADR (a)	4,200	221,802
Wharf Real Estate Investment Co. Ltd.	67,000	389,620
		1,208,528
Finland — 1.6%
Kojamo OYJ	24,323	555,806
Metso Outotec OYJ	104,868	1,218,624
Stora Enso OYJ Class R	13,773	251,408
UPM-Kymmene OYJ	15,254	577,072
		2,602,910
France — 2.4%
Air Liquide SA	2,618	458,737
Constellium SE (a)	34,964	662,568
Gecina SA	1,422	217,931
Imerys SA	4,110	192,149
Legrand SA	2,226	235,742
Safran SA	654	90,739
Schneider Electric SE	2,359	371,341
TotalEnergies SE	32,320	1,466,272
Verallia SA (b)	10,149	376,296
		4,071,775
Germany — 0.5%
Covestro AG (b)	3,466	223,884
Infineon Technologies AG	2,026	81,244
LEG Immobilien SE	3,325	479,055
		784,183
Hong Kong — 0.5%
Sun Hung Kai Properties Ltd.	59,000	879,191
Ireland — 0.8%
Linde PLC	4,345	1,256,139
Italy — 0.1%
Terna SpA	21,454	159,850
Japan — 2.7%
Bridgestone Corp. (c)	2,400	109,159
Daiwa Office Investment Corp.	53	368,819
Heiwa Real Estate Co. Ltd.	6,500	245,048
Hoshino Resorts REIT, Inc.	26	157,942
Industrial & Infrastructure Fund Investment Corp.	217	413,961
Japan Metropolitan Fund Invest	269	291,468
Kyoritsu Maintenance Co. Ltd.	8,700	282,577
Mitsui Fudosan Co. Ltd.	39,000	902,909
Mitsui Fudosan Logistics Park, Inc.	71	378,386
Nippon Steel Corp.	34,900	587,814
Recruit Holdings Co. Ltd.	2,000	98,412
Shin-Etsu Chemical Co. Ltd.	1,500	250,717
SUMCO Corp. (c)	10,300	251,541

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tokyo Tatemono Co. Ltd. (c)	15,900	$226,619
		4,565,372
Kazakhstan — 0.3%
NAC Kazatomprom JSC	17,098	496,329
Luxembourg — 0.3%
Shurgard Self Storage SA	5,206	251,139
Tenaris SA	20,195	221,138
		472,277
Netherlands — 0.8%
Akzo Nobel NV	4,584	566,471
CTP NV (a) (b)	18,576	374,536
Koninklijke DSM NV	2,485	463,925
		1,404,932
Norway — 1.0%
Aker BP ASA	10,417	332,128
Borregaard ASA	9,959	217,515
Equinor ASA	37,269	788,838
Norsk Hydro ASA	63,196	403,696
		1,742,177
Portugal — 0.4%
Galp Energia SGPS SA	61,564	669,860
Russia — 1.5%
Alrosa PJSC	689,010	1,264,369
MMC Norilsk Nickel PJSC	1,943	658,563
Polyus PJSC	3,279	634,111
		2,557,043
Singapore — 0.5%
CapitaLand Ltd.	103,400	285,633
CapitaLand Mall Trust	256,500	398,580
Mapletree Industrial Trust	103,745	218,488
		902,701
South Africa — 0.7%
Impala Platinum Holdings Ltd.	21,753	359,490
Northam Platinum Ltd. (a)	10,859	164,990
Sibanye Stillwater Ltd.	167,464	700,698
		1,225,178
Spain — 0.4%
Cellnex Telecom SA (b)	4,066	259,018
Iberdrola SA	12,587	153,378
Inmobiliaria Colonial SA	29,717	299,906
		712,302
Sweden — 4.8%
Atlas Copco AB Class B	3,879	204,102

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Boliden AB	65,836	$2,532,194
Epiroc AB Class A	70,213	1,600,078
Epiroc AB Class B	18,477	362,735
Fabege AB	23,492	376,935
Granges AB	22,755	316,192
Hexpol AB	16,290	201,444
Lundin Energy AB	14,567	516,854
Sandvik AB	66,041	1,687,226
Svenska Cellulosa AB Class B	15,198	249,107
		8,046,867
Switzerland — 0.3%
Bucher Industries AG	402	210,294
PSP Swiss Property AG Registered	1,812	229,802
		440,096
United Kingdom — 6.4%
Anglo American PLC	18,787	748,641
Antofagasta PLC	33,430	664,070
Atotech Ltd. (a)	20,172	514,991
BHP Group PLC	67,207	1,980,969
Big Yellow Group PLC	11,563	209,131
Croda International PLC	3,502	357,217
Derwent London PLC	13,056	597,588
Great Portland Estates PLC	45,896	450,808
IMI PLC	11,067	263,369
Mondi PLC	23,919	630,214
Polymetal International PLC	10,373	223,402
Polymetal International PLC	18,943	409,261
Rio Tinto PLC	17,699	1,457,103
The UNITE Group PLC	37,521	556,945
The Weir Group PLC (a)	47,724	1,223,916
Whitbread PLC (a)	8,526	368,978
		10,656,603
United States — 49.9%
3M Co.	564	112,027
Acadia Realty Trust	65,573	1,439,983
AGCO Corp.	2,237	291,660
Agree Realty Corp.	346	24,390
Air Products & Chemicals, Inc.	2,174	625,416
Alamo Group, Inc.	1,233	188,254
Albemarle Corp.	4,991	840,784
Alexandria Real Estate Equities, Inc.	12,855	2,338,839
Ameren Corp.	4,290	343,372
American Campus Communities, Inc.	23,316	1,089,323
Apartment Income REIT Corp.	14,440	684,889
Apple Hospitality REIT, Inc.	82,433	1,257,928
Array Technologies, Inc. (a)	7,130	111,228
AvalonBay Communities, Inc.	11,230	2,343,589
Avery Dennison Corp.	2,278	478,927
Ball Corp.	3,908	316,626
BWX Technologies, Inc.	1,513	87,936
Cactus, Inc. Class A	7,244	266,000
Camden Property Trust	22,592	2,997,281
Caterpillar, Inc.	10,016	2,179,782

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Celanese Corp.	1,350	$204,660
CF Industries Holdings, Inc.	5,623	289,303
ChampionX Corp. (a)	10,697	274,378
Chevron Corp.	7,648	801,051
CMS Energy Corp.	4,280	252,862
ConocoPhillips	22,866	1,392,539
Copart, Inc. (a)	758	99,927
CoStar Group, Inc. (a)	1,000	82,820
CubeSmart	40,968	1,897,638
CyrusOne, Inc.	6,823	487,981
Darling Ingredients, Inc. (a)	5,056	341,280
Deere & Co.	1,321	465,930
Devon Energy Corp.	19,103	557,617
Digital Realty Trust, Inc.	2,704	406,844
Dominion Energy, Inc.	2,923	215,045
Douglas Emmett, Inc.	40,804	1,371,830
DTE Energy Co.	1,791	232,114
EastGroup Properties, Inc.	4,999	822,086
Element Solutions, Inc.	14,578	340,834
Emerson Electric Co.	1,800	173,232
Entegris, Inc.	3,384	416,130
EOG Resources, Inc.	11,788	983,591
EPR Properties (a)	2,692	141,815
Equinix, Inc.	4,522	3,629,357
Equity LifeStyle Properties, Inc.	31,149	2,314,682
Equity Residential	30,633	2,358,741
Essential Properties Realty Trust, Inc.	4,047	109,431
Essex Property Trust, Inc.	6,836	2,050,868
Federal Realty Investment Trust	3,227	378,108
Gores Holdings V Inc. (Acquired 3/15/21, Cost $70,900) (a) (d) (e) (f)	7,090	64,448
Graphic Packaging Holding Co.	11,770	213,508
Halliburton Co.	7,152	165,354
Healthcare Realty Trust, Inc.	22,982	694,056
Healthcare Trust of America, Inc. Class A	20,763	554,372
Hess Corp.	4,276	373,380
Highwoods Properties, Inc.	7,930	358,198
Hilton Worldwide Holdings, Inc. (a)	1,518	183,101
Host Hotels & Resorts, Inc. (a)	8,527	145,726
The Howard Hughes Corp. (a)	4,387	427,557
Hubbell, Inc.	1,400	261,576
Huntsman Corp.	9,440	250,349
IDACORP, Inc.	1,622	158,145
Innovative Industrial Properties, Inc. (c)	149	28,462
International Paper Co.	11,549	708,069
JBG SMITH Properties	4,403	138,739
Kadant, Inc.	1,110	195,460
Kilroy Realty Corp.	17,943	1,249,550
Knight-Swift Transportation Holdings, Inc.	2,234	101,558
Leidos Holdings, Inc.	863	87,249
Lexington Realty Trust	2,158	25,788
Lindsay Corp.	1,660	274,365
Lockheed Martin Corp.	262	99,128
Magnolia Oil & Gas Corp. Class A (a)	17,142	267,929
Marriott International, Inc. Class A (a)	3,253	444,100
Martin Marietta Materials, Inc.	3,114	1,095,536
National Retail Properties, Inc.	3,613	169,377
NextEra Energy, Inc.	3,419	250,544
Northrop Grumman Corp.	328	119,205

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Nucor Corp.	9,972	$956,614
Old Dominion Freight Line, Inc.	417	105,835
Packaging Corp. of America	6,033	816,989
Pebblebrook Hotel Trust	40,265	948,241
Pioneer Natural Resources Co.	4,007	651,218
PPG Industries, Inc.	3,222	546,999
Prologis, Inc.	35,588	4,253,834
PS Business Parks, Inc.	5,496	813,848
Public Storage	7,085	2,130,389
Quaker Chemical Corp. (c)	1,035	245,492
Rayonier, Inc.	5,355	192,405
Realty Income Corp.	6,153	410,651
Regency Centers Corp.	21,840	1,399,289
Reliance Steel & Aluminum Co.	13,921	2,100,679
Rexford Industrial Realty, Inc.	18,047	1,027,777
Rockwell Automation, Inc.	397	113,550
Roper Technologies, Inc.	252	118,490
Royal Gold, Inc.	1,343	153,236
RPM International, Inc.	6,415	568,882
Sanderson Farms, Inc.	1,040	195,489
SBA Communications Corp.	840	267,708
The Sherwin-Williams Co.	3,564	971,012
Shoals Technologies Group, Inc. Class A (a)	10,900	386,950
Simon Property Group, Inc.	7,295	951,852
SL Green Realty Corp. (c)	9,950	796,000
Southern Copper Corp.	14,079	905,561
Spirit Realty Capital, Inc.	1,098	52,528
Steel Dynamics, Inc.	20,039	1,194,324
STORE Capital Corp.	6,845	236,221
Sunstone Hotel Investors, Inc. (a)	61,719	766,550
Terex Corp.	4,700	223,814
Terreno Realty Corp.	18,763	1,210,589
The Timken Co.	2,677	215,739
The Toro Co.	2,097	230,418
Union Pacific Corp.	423	93,030
Urban Edge Properties	3,946	75,369
Valmont Industries, Inc.	899	212,209
VEREIT, Inc.	5,970	274,202
Verisk Analytics, Inc.	659	115,140
Vulcan Materials Co.	6,122	1,065,657
WEC Energy Group, Inc.	2,600	231,270
Welltower, Inc.	42,129	3,500,920
Westlake Chemical Corp.	4,028	362,882
WestRock Co.	6,081	323,631
Weyerhaeuser Co.	4,798	165,147
WP Carey, Inc.	8,836	659,342
Xcel Energy, Inc.	3,460	227,945
		83,681,674

TOTAL COMMON STOCK (Cost $128,697,951)		153,363,896

PREFERRED STOCK — 0.8%
United States — 0.8%
Jetti Holdings, Inc., Series C, (Acquired 5/24/21-6/30/21, Cost $130,426)
(a) (d) (e) (g)	2,253	130,426

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NextEra Energy, Inc. Convertible
5.279% (c)	10,074	$493,223
Sempra Energy Convertible
6.750%	2,130	210,380
The Southern Co. Convertible
6.750%	10,111	511,920
		1,345,949

TOTAL PREFERRED STOCK (Cost $1,224,801)		1,345,949

TOTAL EQUITIES (Cost $129,922,752)		154,709,845

MUTUAL FUNDS — 6.3%
United States — 6.3%
SPDR Dow Jones REIT ETF (c)	3,475	364,493
SPDR S&P Homebuilders ETF (c)	27,868	2,041,052
SPDR S&P Oil & Gas Exploration & Production ETF (c)	38,420	3,714,830
State Street Navigator Securities Lending Government Money Market Portfolio (h)	3,995,249	3,995,249
VanEck Vectors Oil Services ETF	1,758	384,879
		10,500,503

TOTAL MUTUAL FUNDS (Cost $8,989,853)		10,500,503

TOTAL PURCHASED OPTIONS (#)— 0.0% (Cost $54,412)		17,651

TOTAL LONG-TERM INVESTMENTS (Cost $138,967,017)		165,227,999

SHORT-TERM INVESTMENTS — 2.8%
Mutual Fund — 1.9%
T. Rowe Price Government Reserve Investment Fund	3,193,834	3,193,834

	Principal Amount
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (i)	$1,296,706	1,296,706
U.S. Treasury Bill — 0.1%
U.S. Treasury Bill
0.020% 12/30/21 (j) (k)	10,000	9,997
0.025% 12/30/21 (j) (k)	10,000	9,997
0.031% 12/30/21 (j) (k)	10,000	9,997
0.069% 12/30/21 (j) (k)	150,000	149,959
0.069% 12/30/21 (j) (k)	40,000	39,989
		219,939

TOTAL SHORT-TERM INVESTMENTS (Cost $4,710,472)		4,710,479

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 101.3% (Cost $143,677,489) (l)		$169,938,478

Other Assets/(Liabilities) — (1.3)%		(2,228,854)

NET ASSETS — 100.0%		$167,709,624

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $1,385,711 or 0.83% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $6,050,147 or 3.61% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,291,187 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2021, these securities amounted to a value of $194,874 or 0.12% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At June 30, 2021, these securities amounted to a value of $194,874 or 0.12% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	Investment was valued using significant unobservable inputs.
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)	Maturity value of $1,296,706. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $1,322,641.
(j)	The rate shown represents yield-to-maturity.
(k)	A portion of this security is pledged/held as collateral for open derivatives.
(l)	See Note 3 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
S&P 500 Index	Barclays Bank PLC	9/17/21	3,660.00	4	USD	1,464,000	$8,123	$29,572	$(21,449)
Euro Stoxx 50 Index	Morgan Stanley & Co. LLC	9/17/21	3,550.00	32	EUR	1,136,000	9,528	24,840	(15,312)
							$17,651	$54,412	$(36,761)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/15/21	CAD	2,335,295	USD	1,931,784	$(47,893)
Barclays Bank PLC	7/15/21	USD	537,278	SEK	4,442,500	18,115
Deutsche Bank AG	7/15/21	GBP	464,500	USD	658,759	(16,191)
Morgan Stanley & Co. LLC	7/15/21	JPY	122,154,000	USD	1,116,184	(16,525)
						$(62,494)

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P TSX 60 Index	9/16/21	6	$1,153,694	$10,585
Xae Energy Index	9/17/21	30	1,710,646	(32,746)
				$(22,161)

Currency Legend

CAD	Canadian Dollar
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	U.S. Dollar

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 95.2%
Basic Materials — 3.9%
Chemicals — 1.1%
AgroFresh Solutions, Inc. (a)	70,331	$146,288
American Vanguard Corp.	15,320	268,252
Atotech Ltd. (a)	23,972	612,004
Element Solutions, Inc.	88,213	2,062,419
Hawkins, Inc.	9,418	308,439
Minerals Technologies, Inc.	16,847	1,325,354
Oil-Dri Corp. of America	3,358	114,776
Orion Engineered Carbons SA (a)	38,419	729,577
PPG Industries, Inc.	5,751	976,347
Quaker Chemical Corp. (b)	6,130	1,453,975
RPM International, Inc.	12,000	1,064,160
Westlake Chemical Corp.	13,501	1,216,305
		10,277,896
Forest Products & Paper — 0.1%
Clearwater Paper Corp. (a)	16,878	488,955
West Fraser Timber Co. Ltd.	11,106	797,292
		1,286,247
Iron & Steel — 0.2%
Carpenter Technology Corp.	20,004	804,561
Reliance Steel & Aluminum Co.	3,864	583,078
		1,387,639
Mining — 2.5%
Alcoa Corp. (a)	5,285	194,699
AngloGold Ashanti Ltd. Sponsored ADR	30,789	572,060
Cameco Corp.	198,933	3,815,535
Centerra Gold, Inc.	24,954	189,430
Cia de Minas Buenaventura SA Sponsored ADR (a)	179,348	1,623,099
Constellium SE (a)	108,266	2,051,641
ERO Copper Corp. (a)	66,956	1,404,909
Franco-Nevada Corp.	36,090	5,237,359
Freeport-McMoRan, Inc.	74,046	2,747,847
Fresnillo PLC	168,607	1,800,331
Gold Fields Ltd. Sponsored ADR	144,326	1,284,501
Kirkland Lake Gold Ltd.	27,000	1,040,310
NAC Kazatomprom JSC	222	6,444
NAC Kazatomprom JSC GDR	41,833	1,213,157
Newmont Corp.	1,751	110,978

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Northern Star Resources Ltd.	69,754	$513,253
		23,805,553
		36,757,335
Communications — 5.3%
Advertising — 0.2%
Advantage Solutions, Inc. (a)	65,261	704,166
Boston Omaha Corp. Class A (a)	21,798	691,215
National CineMedia, Inc.	37,906	192,183
		1,587,564
Internet — 2.5%
1stdibs.com, Inc., Lockup Shares (Acquired 2/07/19, Cost $143,936) (a) (c) (d)	9,574	316,607
Bright Health Group, Inc. (a)	14,974	256,954
Bright Health, Inc., Lockup Shares (Acquired 9/16/20, Cost $150,478) (a) (c) (d)	22,110	360,437
Deliveroo Holdings PLC Class A (a) (b) (e)	68,316	272,588
Deliveroo Holdings PLC., Lockup Shares (Acquired 5/16/19, Cost $21,731) (a) (c) (d) (e)	10,400	39,416
Dragoneer Growth Opportunities Corp. (Acquired 3/15/21, Cost $80,820) (a) (c) (d) (f)	8,082	72,447
Etsy, Inc. (a)	9,000	1,852,560
Farfetch Ltd. Class A (a)	14,712	740,896
Figs, Inc. Class A (a)	3,721	186,422
FIGS, Inc., Lockup Shares (Acquired 10/23/20, Cost $209,337) (a) (c) (d)	24,489	1,165,554
Fiverr International Ltd. (a)	583	141,372
IAC/InterActiveCorp (a)	8,000	1,233,360
Match Group, Inc. (a)	15,000	2,418,750
MYT Netherlands Parent BV (a) (b)	3,743	113,900
Okta, Inc. (a)	18,549	4,538,569
Open Lending Corp. Class A (a)	4,163	179,384
Opendoor Technologies, Inc. (a)	33,926	601,508
Pinterest, Inc. Class A (a)	9,000	710,550
Poshmark, Inc. Class A (a)	7,349	350,841
RealReal, Inc. (a)	17,956	354,811
Spotify Technology SA (a)	7,000	1,929,130
Squarespace, Inc. Class A (a)	824	48,954
Upwork, Inc. (a)	41,774	2,435,006
Vimeo, Inc. (a)	19,813	970,837
Zendesk, Inc. (a)	14,757	2,130,025
		23,420,878
Media — 2.2%
Cable One, Inc.	2,666	5,099,551
DISH Network Corp. Class A (a)	33,336	1,393,445
Fox Corp. Class A	38,282	1,421,411
Liberty Broadband Corp. Class C (a)	14,182	2,462,846
Liberty Media Corp-Liberty Formula One Class C (a)	23,000	1,108,830
News Corp. Class A	201,024	5,180,389
Saga Communications, Inc. Class A	5,525	119,616
Scholastic Corp.	56,373	2,135,973
Thryv Holdings, Inc. (a)	15,782	564,522

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ViacomCBS, Inc. Class B	17,782	$803,746
		20,290,329
Telecommunications — 0.4%
Corning, Inc.	48,000	1,963,200
Gores Holdings V Inc. (Acquired 3/15/21, Cost $289,390) (a) (c) (d) (f)	28,939	263,056
Harmonic, Inc. (a)	136,452	1,162,571
HashiCorp, Inc. (Acquired 6/25/20-1/21/21, Cost $46,278) (a) (c) (d) (g)	1,778	79,583
Infinera Corp. (a)	5,300	54,060
Telephone & Data Systems, Inc.	26,492	600,309
		4,122,779
		49,421,550
Consumer, Cyclical — 8.6%
Airlines — 0.4%
Alaska Air Group, Inc. (a)	18,000	1,085,580
Allegiant Travel Co. (a)	963	186,822
Southwest Airlines Co. (a)	45,545	2,417,984
Sun Country Airlines Holdings, Inc. (a)	8,820	326,428
		4,016,814
Apparel — 0.6%
Allbirds, Inc. (Acquired 10/10/18-12/21/18, Cost $139,612) (a) (c) (d) (g)	12,730	147,190
Capri Holdings Ltd. (a)	12,000	686,280
Hanesbrands, Inc.	29,308	547,180
Ralph Lauren Corp.	19,091	2,249,111
Skechers U.S.A., Inc. Class A (a)	12,300	612,909
Steven Madden Ltd.	23,152	1,013,132
VF Corp.	10,000	820,400
		6,076,202
Auto Manufacturers — 0.4%
Blue Bird Corp. (a)	14,277	354,926
PACCAR, Inc.	33,571	2,996,212
		3,351,138
Auto Parts & Equipment — 0.6%
Aptiv PLC (a)	17,000	2,674,610
Dorman Products, Inc. (a)	6,798	704,748
Gentherm, Inc. (a)	8,174	580,763
The Goodyear Tire & Rubber Co. (a)	19,898	341,251
Meritor, Inc. (a)	22,543	527,957
Visteon Corp. (a)	5,121	619,334
		5,448,663
Distribution & Wholesale — 0.5%
Pool Corp.	1,081	495,811
Resideo Technologies, Inc. (a)	12,085	362,550
SiteOne Landscape Supply, Inc. (a) (b)	14,080	2,383,181
thredUP, Inc. (a)	16,274	473,248

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Univar Solutions, Inc. (a)	29,755	$725,427
		4,440,217
Entertainment — 0.7%
Bally's Corp. (a)	6,480	350,633
Cinemark Holdings, Inc. (a)	16,881	370,538
DraftKings, Inc. Class A (a) (b)	15,000	782,550
Genius Sports Ltd. (a)	17,177	322,412
Madison Square Garden Sports Corp. (a)	2,576	444,540
Marriott Vacations Worldwide Corp. (a)	5,038	802,554
Vail Resorts, Inc. (a)	12,071	3,820,713
		6,893,940
Food Services — 0.1%
Compass Group PLC (a)	54,499	1,149,442
Home Builders — 0.4%
Cavco Industries, Inc. (a)	5,877	1,305,811
Horizon Global Corp. (a)	39,691	336,580
LCI Industries	5,463	717,947
Meritage Home Corp. (a)	10,807	1,016,722
Skyline Champion Corp. (a)	14,258	759,951
TRI Pointe Group, Inc. (a)	2,295	49,182
		4,186,193
Leisure Time — 0.1%
Drive Shack, Inc. (a)	34,510	114,228
Planet Fitness, Inc. Class A (a)	6,520	490,630
Rad Power Bikes, Inc., Class A (Acquired 1/22/21, Cost $69,082) (a) (c) (d) (g)	14,321	69,082
		673,940
Lodging — 0.5%
Hilton Worldwide Holdings, Inc. (a)	24,000	2,894,880
MGM Resorts International	35,000	1,492,750
		4,387,630
Retail — 4.2%
A Place for Rover, Inc. (Acquired 5/25/18, Cost $7,426) (a) (c) (d) (g)	1,096	10,762
Aspen Aerogels, Inc. (a)	4,455	133,293
Beacon Roofing Supply, Inc. (a)	21,195	1,128,634
BJ's Restaurants, Inc. (a)	28,156	1,383,586
Burlington Stores, Inc. (a)	25,596	8,241,656
Casey's General Stores, Inc.	12,000	2,335,680
Chipotle Mexican Grill, Inc. (a)	1,450	2,247,993
Chuy's Holdings, Inc. (a)	13,295	495,372
Denny's Corp. (a)	19,637	323,814
Dollar General Corp.	13,000	2,813,070
Dollar Tree, Inc. (a)	19,000	1,890,500
Domino's Pizza, Inc.	3,150	1,469,443
Fiesta Restaurant Group, Inc. (a)	29,583	397,300
Five Below, Inc. (a)	5,315	1,027,230
Framebridge Future Contingency Payments (Acquired 5/19/20-11/10/20, Cost $27,511) (a) (c) (d) (g)	10,553	2,703
Freshpet, Inc. (a)	2,407	392,245

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hibbett, Inc. (a)	6,111	$547,729
Lululemon Athletica, Inc. (a)	1,000	364,970
Lumber Liquidators Holdings, Inc. (a)	28,891	609,600
Nordstrom, Inc. (a)	32,717	1,196,461
O'Reilly Automotive, Inc. (a)	4,200	2,378,082
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	13,692	1,151,908
Papa John's International, Inc.	20,562	2,147,495
Petco Health & Wellness Co., Inc. (a)	29,941	670,978
Red Robin Gourmet Burgers, Inc. (a)	17,175	568,664
RH (a)	2,324	1,577,996
Ross Stores, Inc.	10,000	1,240,000
Rush Enterprises, Inc. Class A	17,178	742,777
Ruth's Hospitality Group, Inc. (a)	11,965	275,554
Wingstop, Inc.	3,618	570,305
Winmark Corp.	3,335	640,587
		38,976,387
Textiles — 0.1%
Bombas LLC. (Acquired 2/12/21, Cost $183,470) (a) (c) (d) (g)	41,514	183,470
Mohawk Industries, Inc. (a)	3,456	664,209
UniFirst Corp.	1,325	310,898
		1,158,577
		80,759,143
Consumer, Non-cyclical — 27.4%
Agriculture — 0.5%
Bunge Ltd.	57,003	4,454,784
Pax Labs, Inc., Class A (Acquired 4/18/19, Cost $218,578) (a) (c) (d) (g)	58,048	97,521
		4,552,305
Beverages — 0.8%
The Boston Beer Co., Inc. Class A (a)	4,563	4,657,910
Carlsberg A/S Class B	8,730	1,629,782
Coca-Cola Consolidated, Inc.	1,555	625,312
		6,913,004
Biotechnology — 5.3%
Abcam PLC (a)	35,913	685,286
Abcam PLC Sponsored ADR (a)	7,633	145,332
ACADIA Pharmaceuticals, Inc. (a)	54,450	1,328,036
Acceleron Pharma, Inc. (a)	12,991	1,630,241
ADC Therapeutics SA (a) (b)	4,594	111,864
Akero Therapeutics, Inc. (a) (b)	2,540	63,017
Allogene Therapeutics, Inc. (a)	7,033	183,421
Alnylam Pharmaceuticals, Inc. (a)	12,165	2,062,211
Annexon, Inc. (a)	2,155	48,509
Apellis Pharmaceuticals, Inc. (a)	11,734	741,589
Arcutis Biotherapeutics, Inc. (a)	1,459	39,816
Ardelyx, Inc. (a)	4,480	33,958
Argenx SE ADR (a)	11,605	3,493,917
Ascendis Pharma A/S ADR (a)	11,860	1,560,183
Atea Pharmaceuticals, Inc. (a)	2,251	48,351
Avidity Biosciences, Inc. (a) (b)	10,698	264,348
BeiGene Ltd. ADR (a)	813	279,013

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
BioMarin Pharmaceutical, Inc. (a)	9,831	$820,299
Blueprint Medicines Corp. (a)	12,549	1,103,810
C4 Therapeutics, Inc. (a)	10,635	402,428
Cara Therapeutics, Inc. (a)	1,168	16,667
Cerevel Therapeutics Holdings, Inc. (a)	8,116	207,932
Certara, Inc. (a)	9,218	261,146
Corteva, Inc.	68,339	3,030,835
CRISPR Therapeutics AG (a)	2,209	357,615
Day One Biopharmaceuticals, Inc. (a)	1,575	35,863
Day One Biopharmaceuticals, Inc., Lockup Shares (Acquired 2/02/21, Cost $20,478) (a) (c) (d)	1,518	32,837
Denali Therapeutics, Inc. (a)	9,783	767,379
Design Therapeutics, Inc. (a)	1,471	29,258
Dicerna Pharmaceuticals, Inc. (a)	3,006	112,184
Exact Sciences Corp. (a)	33,569	4,172,962
Exelixis, Inc. (a)	37,523	683,669
Fate Therapeutics, Inc. (a)	5,713	495,831
Generation Bio Co., (a)	19,988	537,677
Global Blood Therapeutics, Inc. (a)	13,311	466,151
Guardant Health, Inc. (a)	1,073	133,256
Homology Medicines, Inc. (a)	7,348	53,420
IGM Biosciences, Inc. (a)	6,544	544,461
Incyte Corp. (a)	37,673	3,169,430
Insmed, Inc. (a)	47,963	1,365,027
Ionis Pharmaceuticals, Inc. (a)	34,007	1,356,539
Iovance Biotherapeutics, Inc. (a)	7,175	186,694
Karuna Therapeutics, Inc. (a) (b)	3,968	452,312
Kodiak Sciences, Inc. (a) (b)	19,501	1,813,593
Kronos Bio, Inc. (a) (b)	3,205	76,760
Kymera Therapeutics, Inc. (a)	4,848	235,128
MeiraGTx Holdings PLC (a) (b)	6,244	96,782
Mersana Therapeutics, Inc. (a)	3,138	42,614
Mirati Therapeutics, Inc. (a)	2,625	424,016
Molecular Templates, Inc. (a) (b)	2,320	18,142
Monte Rosa Therapeutics, Inc. (a)	6,690	151,863
Nurix Therapeutics, Inc. (a)	12,707	337,117
Olink Holding AB (a)	9,609	330,742
Orchard Therapeutics PLC (a) (b)	10,017	43,975
Prothena Corp. PLC (a)	21,531	1,106,909
PTC Therapeutics, Inc. (a)	4,130	174,575
Radius Health, Inc. (a)	44,926	819,450
RAPT Therapeutics, Inc. (a)	10,614	337,419
Relay Therapeutics, Inc. (a)	1,422	52,031
Replimune Group, Inc. (a)	14,118	542,414
Rocket Pharmaceuticals, Inc. (a)	8,567	379,432
Sage Therapeutics, Inc. (a)	3,114	176,906
Sana Biotechnology, Inc. (a) (b)	2,266	44,550
Scholar Rock Holding Corp. (a)	16,401	473,989
Seagen, Inc. (a)	16,036	2,531,764
Seer, Inc. (a) (b)	12,907	423,091
Solid Biosciences, Inc. (a)	7,807	28,574
Stoke Therapeutics, Inc. (a)	252	8,482
TG Therapeutics, Inc. (a)	2,570	99,690
Translate Bio, Inc. (a)	1,472	40,539
Turning Point Therapeutics, Inc. (a)	9,748	760,539
Twist Bioscience Corp. (a)	1,652	220,129
Ultragenyx Pharmaceutical, Inc. (a)	25,579	2,438,958
Verve Therapeutics, Inc. (a)	1,206	72,662

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Xencor, Inc. (a)	20,629	$711,494
Zai Lab Ltd. ADR (a)	2,024	358,228
Zentalis Pharmaceuticals, Inc. (a)	9,672	514,550
Zymeworks, Inc. (a)	1,061	36,806
		49,438,687
Commercial Services — 5.8%
The Aaron's Co., Inc.	10,172	325,402
ABM Industries, Inc.	7,914	350,986
ADT, Inc.	56,432	608,901
Altus Group Ltd.	10,425	483,153
American Public Education, Inc. (a)	15,821	448,367
ASGN, Inc. (a)	2,303	223,230
Avalara, Inc. (a)	4,485	725,673
Booz Allen Hamilton Holding Corp.	52,170	4,443,841
Bright Horizons Family Solutions, Inc. (a)	23,821	3,504,307
The Brink's Co.	7,184	552,019
Cintas Corp.	2,387	911,834
CoStar Group, Inc. (a)	67,720	5,608,570
Cross Country Healthcare, Inc. (a)	2,349	38,782
Equifax, Inc.	13,000	3,113,630
Euronet Worldwide, Inc. (a)	4,791	648,462
FleetCor Technologies, Inc. (a)	10,400	2,663,024
FTI Consulting, Inc. (a)	1,997	272,810
Green Dot Corp. Class A (a)	12,959	607,129
Huron Consulting Group, Inc. (a)	8,081	397,181
Kelly Services, Inc. Class A (a)	4,207	100,842
Kforce, Inc.	1,463	92,067
Korn Ferry	11,915	864,433
Legalzoom.com Inc.	5,417	205,033
MarketAxess Holdings, Inc.	6,197	2,872,867
Monro, Inc.	22,107	1,404,016
Multiplan Corp. (a)	97,700	930,104
Paylocity Holding Corp. (a)	19,541	3,728,423
Payoneer Global, Inc. (a)	7,858	81,487
Perdoceo Education Corp. (a)	31,928	391,757
PROG Holdings, Inc.	32,314	1,555,273
Rentokil Initial PLC	389,702	2,669,733
Repay Holdings Corp. (a)	11,061	265,906
Rollins, Inc.	25,319	865,910
SEACOR Marine Holdings Inc. (a)	38,992	171,955
StoneCo Ltd. Class A (a)	32,722	2,194,337
Strategic Education, Inc.	23,631	1,797,374
Terminix Global Holdings, Inc. (a)	43,000	2,051,530
TransUnion	38,385	4,215,057
Verisk Analytics, Inc.	9,000	1,572,480
		53,957,885
Cosmetics & Personal Care — 0.0%
JAND, Inc., Class A (Acquired 3/09/18-11/19/20, Cost $123,990) (a) (c) (d) (g)	7,617	186,850
Food — 2.2%
BellRing Brands, Inc. Class A (a)	7,236	226,776
Cal-Maine Foods, Inc.	13,633	493,651
Campbell Soup Co.	50,754	2,313,875
Flowers Foods, Inc.	201,373	4,873,227

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Grocery Outlet Holding Corp. (a)	8,439	$292,496
The Kraft Heinz Co.	52,754	2,151,308
Nomad Foods Ltd. (a)	51,883	1,466,732
Post Holdings, Inc. (a)	14,363	1,557,955
Sanderson Farms, Inc.	3,890	731,203
The Simply Good Foods Co. (a)	16,232	592,630
Sysco Corp.	42,769	3,325,290
TreeHouse Foods, Inc. (a)	37,529	1,670,791
Utz Brands, Inc.	55,561	1,210,674
		20,906,608
Health Care – Products — 6.2%
Adaptive Biotechnologies Corp. (a)	28,256	1,154,540
Alcon, Inc.	20,000	1,405,200
AtriCure, Inc. (a)	7,750	614,808
Atrion Corp.	1,051	652,597
Avanos Medical, Inc. (a)	15,782	573,991
Avantor, Inc. (a)	91,000	3,231,410
Axonics Inc. (a)	2,630	166,768
Baxter International, Inc.	45,629	3,673,134
Bruker Corp.	74,993	5,697,968
The Cooper Cos., Inc.	9,800	3,883,446
Cvrx, Inc. (a)	3,634	101,752
Dentsply Sirona, Inc.	66,026	4,176,805
Envista Holdings Corp. (a)	17,960	776,052
Hanger, Inc. (a)	25,036	632,910
Hologic, Inc. (a)	106,653	7,115,888
ICU Medical, Inc. (a)	7,618	1,567,784
IDEXX Laboratories, Inc. (a)	1,399	883,538
iRhythm Technologies, Inc. (a)	2,600	172,510
Lantheus Holdings, Inc. (a)	10,728	296,522
Nevro Corp. (a)	13,425	2,225,731
Novocure Ltd. (a)	1,678	372,214
NuVasive, Inc. (a)	5,254	356,116
Penumbra, Inc. (a)	1,612	441,785
Pulmonx Corp. (a)	926	40,855
Quanterix Corp. (a)	2,219	130,167
Quidel Corp. (a)	19,373	2,482,069
Repligen Corp. (a)	2,230	445,153
Sartorius Stedim Biotech	1,101	520,845
Shockwave Medical, Inc. (a)	5,295	1,004,620
Teleflex, Inc.	13,100	5,263,449
Utah Medical Products, Inc.	2,305	196,017
West Pharmaceutical Services, Inc.	12,346	4,433,449
Zimmer Biomet Holdings, Inc.	20,341	3,271,240
		57,961,333
Health Care – Services — 3.3%
Acadia Healthcare Co., Inc. (a)	31,000	1,945,250
Accolade, Inc. (a) (b)	5,108	277,416
Agiliti, Inc. (a)	18,416	402,758
agilon health, Inc. (a)	9,661	391,947
Amedisys, Inc. (a)	3,997	978,985
Catalent, Inc. (a)	57,164	6,180,572
Centene Corp. (a)	11,303	824,328
dentalcorp Holdings Ltd. (a) (b)	18,974	251,946
The Ensign Group, Inc.	9,517	824,838

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Eurofins Scientific SE (a)	19,248	$2,201,085
Flame Biosciences, Inc. (Acquired 9/28/20, Cost $28,106) (a) (c) (d) (g)	9,173	60,083
Fresenius Medical Care AG & Co. KGaA	10,243	850,873
Fresenius SE & Co. KGaA	26,763	1,396,506
Innovage Holding Corp. (a)	7,126	151,855
ModivCare, Inc. (a)	3,955	672,627
Molina Healthcare, Inc. (a)	10,844	2,744,183
Oak Street Health, Inc. (a) (b)	1,197	70,108
Ortho Clinical Diagnostics Holdings PLC Class H (a)	48,117	1,030,185
The Pennant Group, Inc. (a)	19,439	795,055
PPD, Inc. (a)	19,000	875,710
Select Medical Holdings Corp.	170,916	7,222,910
Surgery Partners, Inc. (a)	6,878	458,212
U.S. Physical Therapy, Inc.	4,813	557,682
		31,165,114
Healthcare-Products — 0.4%
Patterson Cos., Inc.	122,253	3,715,269
Household Products & Wares — 0.5%
Avery Dennison Corp.	10,500	2,207,520
Kimberly-Clark Corp.	9,573	1,280,676
Reynolds Consumer Products, Inc.	25,000	758,750
		4,246,946
Pharmaceuticals — 2.4%
Agios Pharmaceuticals, Inc. (a) (b)	8,659	477,197
Alector, Inc. (a) (b)	3,775	78,633
Alkermes PLC (a)	115,998	2,844,271
Arvinas, Inc. (a)	6,146	473,242
Cardinal Health, Inc.	105,591	6,028,190
Centessa Pharmaceuticals PLC (a)	2,356	52,327
Covetrus, Inc. (a)	62,092	1,676,484
Elanco Animal Health, Inc. (a)	53,000	1,838,570
Enanta Pharmaceuticals, Inc. (a)	695	30,587
G1 Therapeutics, Inc. (a) (b)	3,812	83,635
Galapagos NV (a)	8,484	585,884
Ideaya Biosciences, Inc. (a)	1,310	27,497
Intellia Therapeutics, Inc. (a)	5,590	905,077
Longboard Pharmaceuticals, Inc. (a) (b)	1,186	10,816
Longboard Pharmaceuticals, Inc., Lockup Shares (Acquired 10/27/20, Cost $25,160) (a) (c) (d)	3,472	30,081
Lyell Immunopharma, Inc. (a)	4,410	71,618
Morphic Holding, Inc. (a)	1,075	61,694
Neurocrine Biosciences, Inc. (a)	11,302	1,099,911
Option Care Health, Inc. (a)	43,416	949,508
Perrigo Co. PLC	100,656	4,615,078
Reata Pharmaceuticals, Inc. Class A (a) (b)	3,516	497,619
Repare Therapeutics, Inc. (a)	4,600	143,428
TherapeuticsMD, Inc. (a) (b)	117,393	139,698
uniQure NV (a)	2,180	67,144
		22,788,189
		255,832,190

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified — 0.3%
Holding Company – Diversified — 0.3%
Altimeter Growth Corp. (a)	14,714	$180,982
Aspirational Consumer Lifestyle Corp. (Acquired 3/15/21, Cost $182,350) (a) (c) (d) (f)	18,235	163,787
Big Sky Growth Partners, Inc. (a)	32,563	325,304
Bluescape Opportunities Acquisition Corp. (a)	30,711	319,395
CM Life Sciences II, Inc. (Acquired 3/29/21, Cost $63,630) (a) (c) (d) (f) (g)	6,363	75,163
CM Life Sciences II, Inc. (a)	3,300	44,385
CM Life Sciences III, Inc. (a)	5,946	65,109
CM Life Sciences, Inc. (a)	9,400	153,831
Dragoneer Growth Opportunities Corp. (a)	10,000	99,600
Dynamics Special Purpose Corp. (a)	5,462	54,292
FS Development Corp. II (a)	3,320	33,200
KKR Acquisition Holdings I Corp. (a)	24,852	249,514
On Holding AG (Acquired 2/25/20, Cost $109,230) (a) (c) (d) (g)	12	195,788
Post Holdings Partnering Corp. (a)	21,493	223,312
Professional Holding Corp. Class A (a)	13,240	238,585
Revolution Healthcare Acquisition Corp. (a)	8,585	86,108
Soaring Eagle Acquisition Corp., Class A (Acquired 5/11/21, Cost $30,250) (a) (c) (d) (f)	3,025	27,116
		2,535,471
		2,535,471
Energy — 4.3%
Energy – Alternate Sources — 0.3%
Array Technologies, Inc. (a)	15,764	245,918
NextEra Energy Partners LP	14,301	1,092,024
REX American Resources Corp. (a)	4,403	397,063
Shoals Technologies Group, Inc. Class A (a)	41,430	1,470,765
		3,205,770
Oil & Gas — 2.7%
Advantage Energy Ltd. (a)	162,424	663,008
ARC Resources Ltd. (b)	107,178	912,171
Canadian Natural Resources Ltd.	87,243	3,165,176
Chesapeake Energy Corp.	18,729	972,410
Devon Energy Corp.	58,027	1,693,808
Diamondback Energy, Inc.	12,728	1,195,032
EQT Corp. (a)	280,489	6,243,685
Hess Corp.	14,055	1,227,283
Imperial Oil Ltd.	193,679	5,887,842
Kimbell Royalty Partners LP	19,419	249,534
Magnolia Oil & Gas Corp. Class A (a) (b)	103,297	1,614,532
Matador Resources Co.	26,676	960,603
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $33,220) (a) (c) (d) (g)	11	50,491
Venture Global LNG, Inc., Series C (Acquired 3/08/18, Cost $27,180) (a) (c) (d) (g)	9	41,311
		24,876,886
Oil & Gas Services — 1.1%
ChampionX Corp. (a)	39,010	1,000,607
Dril-Quip, Inc. (a)	9,769	330,485

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Enerflex Ltd.	45,628	$308,825
Frank's International NV (a)	416,496	1,261,983
Halliburton Co.	31,553	729,505
Liberty Oilfield Services, Inc. Class A (a)	79,612	1,127,306
NexTier Oilfield Solutions, Inc. (a)	149,737	712,748
Nov, Inc. (a)	87,169	1,335,429
Ranger Energy Services, Inc. (a)	12,951	103,608
TechnipFMC PLC (a)	371,415	3,361,306
TETRA Technologies, Inc. (a)	44,239	191,997
		10,463,799
Pipelines — 0.2%
Equitrans Midstream Corp.	195,220	1,661,322
		40,207,777
Financial — 16.6%
Banks — 6.0%
American Business Bank (a)	3,418	144,240
Atlantic Capital Bancshares, Inc. (a)	15,894	404,661
BankUnited, Inc.	61,213	2,613,183
Burke & Herbert Bank & Trust Co.	98	200,900
Columbia Banking System, Inc.	24,278	936,160
CrossFirst Bankshares, Inc. (a)	31,546	433,757
Dime Community Bancshares, Inc.	19,525	656,430
Dogwood State Bank (Non-Voting) (Acquired 5/06/19, Cost $53,690) (a) (c) (d) (g)	5,369	64,428
Dogwood State Bank. (Voting) (Acquired 5/06/19, Cost $26,370) (a) (c) (d) (g)	2,637	31,644
East West Bancorp, Inc.	19,724	1,414,014
Eastern Bankshares, Inc.	20,251	416,563
Equity Bancshares, Inc. Class A (a)	9,959	303,650
Farmers & Merchants Bank of Long Beach/Long Beach CA	33	270,600
FB Financial Corp.	31,527	1,176,588
Fifth Third Bancorp	123,253	4,711,962
The First Bancshares, Inc.	19,900	744,857
Five Star Bancorp (a)	2,292	55,352
Glacier Bancorp, Inc.	13,278	731,352
HarborOne Bancorp, Inc.	44,393	636,596
Heritage Commerce Corp.	35,201	391,787
Heritage Financial Corp.	23,700	592,974
Home BancShares, Inc.	83,505	2,060,903
Howard Bancorp, Inc. (a)	15,553	250,870
Independent Bank Corp.	5,271	397,960
Independent Bank Group, Inc.	9,592	709,616
John Marshall Bancorp, Inc. (a)	12,810	224,816
Kearny Financial Corp.	37,758	451,208
Live Oak Bancshares, Inc.	38,055	2,245,245
National Bank Holdings Corp. Class A	20,382	769,217
Northern Trust Corp.	28,856	3,336,331
Origin Bancorp, Inc.	21,537	914,461
PCSB Financial Corp.	13,101	238,045
Pinnacle Financial Partners, Inc.	32,477	2,867,394
Ponce de Leon Federal Bank (a)	12,479	170,463
Popular, Inc.	40,620	3,048,531
Preferred Bank	9,769	618,085
Prosperity Bancshares, Inc.	13,300	954,940

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Provident Bancorp, Inc.	14,894	$242,921
Sandy Spring Bancorp, Inc.	18,899	834,013
Seacoast Banking Corp. of Florida	20,201	689,864
Signature Bank	5,670	1,392,835
South State Corp.	20,718	1,693,904
Southern First Bancshares, Inc. (a)	4,113	210,421
State Street Corp.	52,552	4,323,979
Sterling Bancorp, Inc. (a)	16,132	73,401
SVB Financial Group (a)	992	551,979
Texas Capital Bancshares, Inc. (a)	9,076	576,235
Towne Bank	29,764	905,421
Walker & Dunlop, Inc.	3,730	389,337
Webster Financial Corp.	43,033	2,295,380
Westamerica Bancorp.	34,634	2,009,811
Western Alliance Bancorp	39,226	3,642,134
		56,021,418
Diversified Financial Services — 2.0%
Air Lease Corp.	16,975	708,537
Altimeter Growth Corp. (Acquired 4/13/21, Cost $166,460) (a) (c) (d) (f)	16,646	175,282
Apiture, Inc. (Acquired 7/01/20, Cost $87,167) (a) (c) (d) (g)	5,500	87,167
Assetmark Financial Holdings, Inc. (a)	6,122	153,417
Cboe Global Markets, Inc.	29,614	3,525,547
Columbia Financial, Inc. (a)	10,725	184,685
Encore Capital Group, Inc. (a)	11,847	561,429
Flywire Corp. (a)	5,542	203,613
Grasshopper Bancorp, Inc. (Acquired 5/02/19, Cost $83,390) (a) (c) (d) (g)	8,339	37,942
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	25,289	1,419,977
Houlihan Lokey, Inc.	10,732	877,770
I3 Verticals, Inc. Class A (a)	13,235	399,962
Lazard Ltd. Class A	37,826	1,711,627
OTC Markets Group, Inc. Class A	5,780	304,606
PennyMac Financial Services, Inc.	26,945	1,663,045
PRA Group, Inc. (a)	18,720	720,158
Raymond James Financial, Inc.	4,000	519,600
SoFi Technologies, Inc., Lockup Shares (Acquired 12/30/20, Cost $467,145) (a) (c) (d)	45,793	833,959
Stash Financial, Inc. (Acquired 1/06/21-1/26/21, Cost $15,690) (a) (c) (d) (g)	487	24,389
StepStone Group, Inc. Class A	33,208	1,142,355
Tradeweb Markets, Inc. Class A	26,000	2,198,560
Virtus Investment Partners, Inc.	3,396	943,307
		18,396,934
Holding Company – Diversified — 0.0%
NerdWallet, Inc., Class A (Acquired 3/18/20, Cost $120,540) (a) (c) (d) (g)	17,220	187,698
Insurance — 3.2%
Assurant, Inc.	18,669	2,915,724
Axis Capital Holdings Ltd.	38,178	1,871,104
Brighthouse Financial, Inc. (a)	46,398	2,112,965
Brown & Brown, Inc.	52,344	2,781,560
BRP Group, Inc. Class A (a)	29,095	775,382
CNA Financial Corp.	56,666	2,577,736
Essent Group Ltd.	14,129	635,099
GoHealth, Inc. Class A (a)	16,200	181,602
The Hanover Insurance Group, Inc.	5,561	754,294
James River Group Holdings Ltd.	21,365	801,615

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Kemper Corp.	29,779	$2,200,668
Loews Corp.	85,846	4,691,484
Marsh & McLennan Cos., Inc.	12,239	1,721,782
Palomar Holdings, Inc. (a)	6,378	481,284
ProAssurance Corp.	23,149	526,640
Radian Group, Inc.	43,881	976,352
RenaissanceRe Holdings Ltd.	12,375	1,841,647
Safety Insurance Group, Inc.	1,263	98,868
Selective Insurance Group, Inc.	17,618	1,429,701
Selectquote, Inc. (a)	23,762	457,656
State Auto Financial Corp.	26,593	455,272
		30,288,435
Investment Companies — 0.3%
Groupe Bruxelles Lambert SA	23,072	2,580,586
Private Equity — 0.3%
KKR & Co., Inc.	43,000	2,547,320
Real Estate — 0.7%
FirstService Corp.	23,994	4,109,212
IQHQ, Inc. (Acquired 10/30/19-8/21/20, Cost $204,242) (a) (c) (g)	13,062	218,135
McGrath RentCorp	7,915	645,627
The St. Joe Co.	31,859	1,421,230
		6,394,204
Real Estate Investment Trusts (REITS) — 3.5%
American Campus Communities, Inc.	26,263	1,227,007
Apartment Income REIT Corp.	22,304	1,057,879
Apartment Investment and Management Co. Class A	201,824	1,354,239
Blackstone Mortgage Trust, Inc. Class A	6,619	211,080
Capstead Mortgage Corp.	43,570	267,520
Cedar Realty Trust, Inc.	22,173	373,393
Community Healthcare Trust, Inc.	6,222	295,296
CubeSmart	26,827	1,242,627
EastGroup Properties, Inc.	13,918	2,288,815
Equity Commonwealth	36,127	946,527
Equity Residential	21,916	1,687,532
Essential Properties Realty Trust, Inc.	17,370	469,685
First Industrial Realty Trust, Inc.	7,506	392,038
Flagship Communities	3,671	64,977
Healthcare Realty Trust, Inc.	29,694	896,759
JBG SMITH Properties	50,624	1,595,162
Pebblebrook Hotel Trust	27,634	650,781
PennyMac Mortgage Investment Trust	31,024	653,366
PotlatchDeltic Corp.	14,170	753,136
PS Business Parks, Inc.	12,165	1,801,393
Rayonier, Inc.	101,359	3,641,829
Regency Centers Corp.	36,003	2,306,712
Rexford Industrial Realty, Inc.	14,381	818,998
Safehold, Inc.	6,780	532,230
Saul Centers, Inc.	15,798	718,019
Sunstone Hotel Investors, Inc. (a)	61,783	767,345
Terreno Realty Corp.	20,433	1,318,337
Washington Real Estate Investment Trust	27,876	641,148

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Weyerhaeuser Co.	106,234	$3,656,574
		32,630,404
Savings & Loans — 0.6%
Capitol Federal Financial, Inc.	130,817	1,541,024
FS Bancorp, Inc.	3,526	251,298
Investors Bancorp, Inc.	29,681	423,251
Meridian Bancorp, Inc.	45,965	940,444
Pacific Premier Bancorp, Inc.	31,539	1,333,785
WSFS Financial Corp.	24,524	1,142,573
		5,632,375
		154,679,374
Industrial — 12.6%
Aerospace & Defense — 0.7%
Kratos Defense & Security Solutions, Inc. (a)	22,631	644,757
Rolls-Royce Holdings PLC (a)	844,426	1,158,460
Teledyne Technologies, Inc. (a)	7,410	3,103,531
Triumph Group, Inc. (a)	59,692	1,238,609
		6,145,357
Building Materials — 1.4%
Armstrong World Industries, Inc.	14,247	1,528,133
Gibraltar Industries, Inc. (a)	12,237	933,805
JELD-WEN Holding, Inc. (a)	20,064	526,881
Lennox International, Inc.	3,081	1,080,815
Martin Marietta Materials, Inc.	3,231	1,136,698
PGT Innovations, Inc. (a)	17,060	396,304
SPX Corp. (a)	21,502	1,313,342
Summit Materials, Inc. Class A (a)	78,603	2,739,315
Trex Co., Inc. (a)	5,171	528,528
UFP Industries, Inc.	14,572	1,083,282
Vulcan Materials Co.	9,516	1,656,450
		12,923,553
Commercial Services — 0.0%
ZenPayroll, Inc. (Acquired 8/18/20-11/09/20, Cost $204,799) (a) (c) (d) (g)	15,332	398,632
Electrical Components & Equipment — 0.5%
Belden, Inc.	30,890	1,562,108
Insteel Industries, Inc.	11,042	355,000
Littelfuse, Inc.	7,928	2,019,975
Novanta, Inc. (a)	9,270	1,249,225
		5,186,308
Electronics — 1.9%
Agilent Technologies, Inc.	34,000	5,025,540
Amphenol Corp. Class A	15,000	1,026,150
Brady Corp. Class A	14,396	806,752
Fortive Corp.	28,000	1,952,720
Keysight Technologies, Inc. (a)	20,000	3,088,200
Knowles Corp. (a)	18,597	367,105
Mesa Laboratories, Inc.	1,366	370,418
National Instruments Corp.	103,690	4,384,013

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Stoneridge, Inc. (a)	10,757	$317,332
		17,338,230
Engineering & Construction — 0.0%
Sarana Menara Nusantara Tbk PT	1,424,100	121,788
Environmental Controls — 0.7%
Heritage-Crystal Clean, Inc. (a)	11,004	326,599
Stericycle, Inc. (a)	14,856	1,062,947
Tetra Tech, Inc.	4,782	583,595
Waste Connections, Inc.	36,873	4,403,742
		6,376,883
Hand & Machine Tools — 0.2%
MSA Safety, Inc.	6,712	1,111,373
Regal Beloit Corp.	3,372	450,196
		1,561,569
Machinery – Construction & Mining — 0.2%
BWX Technologies, Inc.	30,516	1,773,590
Vertiv Holdings Co.	10,267	280,289
		2,053,879
Machinery – Diversified — 2.2%
AGCO Corp.	7,952	1,036,782
Alamo Group, Inc.	2,749	419,717
Cactus, Inc. Class A	25,271	927,951
Chart Industries, Inc. (a)	4,817	704,824
CIRCOR International, Inc. (a)	15,645	510,027
CNH Industrial NV	29,023	479,539
Cognex Corp.	7,000	588,350
Colfax Corp. (a)	53,000	2,427,930
CSW Industrials, Inc.	5,643	668,470
Graco, Inc.	12,605	954,199
Hydrofarm Holdings Group, Inc. (a)	1,646	97,295
IDEX Corp.	12,000	2,640,600
Ingersoll Rand, Inc. (a)	107,243	5,234,531
Marel HF	27,870	195,606
Mueller Water Products, Inc. Class A	36,189	521,845
Ranpak Holdings Corp. (a)	6,066	151,832
Thermon Group Holdings, Inc. (a)	26,055	443,977
The Toro Co.	21,304	2,340,884
		20,344,359
Metal Fabricate & Hardware — 0.8%
AZZ, Inc.	16,093	833,295
Helios Technologies, Inc.	19,039	1,485,994
RBC Bearings, Inc. (a)	1,065	212,382
Rexnord Corp.	22,565	1,129,153
Strattec Security Corp. (a)	4,332	192,601
The Timken Co.	6,965	561,309
Valmont Industries, Inc.	2,594	612,314
Xometry, Inc. Class A	4,213	368,174

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Xometry, Inc., Lockup Shares (Acquired 7/20/20-9/04/20, Cost $235,149) (a) (c) (d)	23,060	$1,914,453
		7,309,675
Miscellaneous - Manufacturing — 1.7%
Enerpac Tool Group Corp.	52,749	1,404,178
ESCO Technologies, Inc.	16,282	1,527,415
Federal Signal Corp.	11,966	481,392
Haynes International, Inc.	9,808	347,007
Hillenbrand, Inc.	7,605	335,228
John Bean Technologies Corp.	9,385	1,338,489
Myers Industries, Inc.	24,077	505,617
Textron, Inc.	149,786	10,300,783
		16,240,109
Packaging & Containers — 0.8%
Ball Corp.	57,000	4,618,140
Packaging Corp. of America	6,000	812,520
Sealed Air Corp.	34,000	2,014,500
		7,445,160
Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	22,128	2,072,730
International Seaways, Inc.	16,109	308,971
J.B. Hunt Transport Services, Inc.	27,087	4,413,827
Knight-Swift Transportation Holdings, Inc.	10,540	479,148
Landstar System, Inc.	8,107	1,281,068
Matson, Inc.	16,639	1,064,896
Old Dominion Freight Line, Inc.	9,878	2,507,036
Ryder System, Inc.	4,698	349,202
Saia, Inc. (a)	2,591	542,789
Tidewater, Inc. (a)	71,143	857,273
US Xpress Enterprises, Inc. Class A (a)	14,799	127,271
		14,004,211
		117,449,713
Technology — 12.9%
Computers — 0.8%
Cognizant Technology Solutions Corp. Class A	13,393	927,599
Crowdstrike Holdings, Inc. Class A (a)	5,500	1,382,205
Endava PLC Sponsored ADR (a)	10,544	1,195,479
Fortinet, Inc. (a)	8,000	1,905,520
Integral Ad Science Holding Corp.	7,738	159,248
Leidos Holdings, Inc.	6,000	606,600
PAR Technology Corp. (a)	14,881	1,040,777
Parsons Corp. (a)	17,519	689,548
		7,906,976
Semiconductors — 2.9%
Applied Materials, Inc.	19,853	2,827,067
CTS Corp.	19,550	726,478
Entegris, Inc.	51,093	6,282,906
KLA Corp.	8,000	2,593,680

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lattice Semiconductor Corp. (a)	46,635	$2,619,954
Marvell Technology, Inc.	66,000	3,849,780
MaxLinear, Inc. (a)	14,023	595,837
Microchip Technology, Inc.	34,500	5,166,030
Onto Innovation, Inc. (a)	4,758	347,525
Semtech Corp. (a)	7,994	549,987
Skyworks Solutions, Inc.	10,500	2,013,375
		27,572,619
Software — 9.2%
Alignment Healthcare, Inc. (a)	5,591	130,662
Alignment Healthcare, Inc., Lockup Shares (Acquired 2/28/20, Cost $199,497) (a) (c) (d)	24,719	548,799
Atlassian Corp. PLC Class A (a)	22,992	5,905,725
Bill.com Holdings, Inc. (a)	10,524	1,927,786
Black Knight, Inc. (a)	23,000	1,793,540
Broadridge Financial Solutions, Inc.	6,000	969,180
Ceridian HCM Holding, Inc. (a)	64,813	6,216,863
Checkr, Inc. (Acquired 6/29/18-12/02/19, Cost $116,452) (a) (c) (d) (g)	5,148	126,075
Citrix Systems, Inc.	11,000	1,289,970
Clarivate PLC (a)	186,846	5,143,870
Clear Secure Inc. Class A	3,209	128,360
Computer Modelling Group Ltd.	18,514	76,320
Confluent, Inc. Class A (a)	2,908	138,130
Coupa Software, Inc. (a)	16,247	4,258,501
Databricks, Inc. (Acquired 7/24/20, Cost $16,140) (a) (c) (d) (g)	515	91,346
Datadog, Inc. Class A (a)	32,042	3,334,931
The Descartes Systems Group, Inc. (a)	34,992	2,420,047
DocuSign, Inc. (a)	18,397	5,143,249
DoubleVerify Holdings, Inc. (a)	4,014	169,953
Doximity, Inc. Class A (a)	17,998	1,047,484
Doximity, Inc., Class B, Lockup Shares (Acquired 3/22/18, Cost $7,616) (a) (c) (d)	3,534	195,395
Duck Creek Technologies, Inc. (a)	20,236	880,468
Five9, Inc. (a)	24,758	4,540,370
HubSpot, Inc. (a)	6,163	3,591,303
Jack Henry & Associates, Inc.	3,000	490,530
Manhattan Associates, Inc. (a)	3,100	449,004
ManTech International Corp. Class A	936	81,001
Megaport Ltd. (a) (b)	42,318	584,102
Monday.com Ltd. (a)	310	69,313
MSCI, Inc.	5,856	3,121,717
nCino, Inc. (a)	36,679	2,197,806
Outset Medical, Inc. (a)	6,256	312,675
PagerDuty, Inc. (a) (b)	13,747	585,347
Paycom Software, Inc. (a)	1,640	596,091
Payoneer Global, Inc., Lockup Shares (Acquired 3/15/21, Cost $89,190) (a) (c) (d)	8,919	87,980
Phreesia, Inc. (a)	19,530	1,197,189
Playtika Holding Corp. (a)	18,290	436,034
Privia Health Group, Inc. (a)	8,381	371,865
Procore Technologies, Inc. (a)	1,575	149,546
Procore Technologies, Inc., Lockup Shares (Acquired 7/15/20-12/09/20, Cost $164,070) (a) (c) (d)	3,043	274,486
PTC, Inc. (a)	8,000	1,130,080
Roper Technologies, Inc.	11,434	5,376,267
SentinelOne Inc. Class A	3,989	169,533
ServiceTitan, Inc. (Acquired 11/09/18, Cost $12,280) (a) (c) (d) (g)	637	75,778

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Splunk, Inc. (a)	6,782	$980,542
SS&C Technologies Holdings, Inc	16,763	1,207,942
Tanium, Inc., Class B (Acquired 9/24/20, Cost $30,277) (a) (c) (d) (g)	2,657	30,277
Themis Solutions, Inc. (Acquired 4/14/21, Cost $108,219) (a) (c) (d) (g)	4,820	108,219
Toast, Inc. (Acquired 9/14/18-3/27/19, Cost $26,707) (a) (c) (d) (g)	982	147,300
Twilio, Inc. Class A (a)	6,845	2,698,025
Veeva Systems, Inc. Class A (a)	24,861	7,730,528
Workiva, Inc. (a)	6,152	684,902
Xero Ltd. (a)	18,305	1,880,189
Zynga, Inc. Class A (a)	212,894	2,263,063
		85,555,658
		121,035,253
Utilities — 3.3%
Electric — 2.3%
Ameren Corp.	10,000	800,400
Ameresco, Inc. Class A (a)	4,361	273,522
CenterPoint Energy, Inc.	77,194	1,892,797
Consolidated Edison, Inc.	16,020	1,148,954
Eversource Energy	6,000	481,440
FirstEnergy Corp.	141,585	5,268,378
IDACORP, Inc.	13,631	1,329,023
MGE Energy, Inc.	12,617	939,210
NorthWestern Corp.	13,079	787,617
PG&E Corp. (a)	362,479	3,686,411
PNM Resources, Inc.	7,013	342,024
Portland General Electric Co.	7,344	338,412
Sempra Energy	13,000	1,722,240
Vistra Corp.	153,717	2,851,450
		21,861,878
Gas — 0.7%
Chesapeake Utilities Corp.	15,446	1,858,617
National Fuel Gas Co.	35,046	1,831,153
ONE Gas, Inc.	25,557	1,894,285
RGC Resources, Inc.	5,618	141,630
Southwest Gas Holdings, Inc.	17,832	1,180,300
		6,905,985
Water — 0.3%
California Water Service Group	14,671	814,827
Middlesex Water Co.	9,424	770,224
SJW Group	11,324	716,809
		2,301,860
		31,069,723

TOTAL COMMON STOCK (Cost $646,309,474)		889,747,529

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 2.4%
Communications — 0.1%
Internet — 0.1%
1661, Inc., Series F (Acquired 5/28/21, Cost $288,836) (a) (c) (d) (g)	49,629	$288,836
Evolve Vacation Rental Network, Inc., Series 8 (Acquired 3/29/18, Cost $44,816) (a) (c) (d) (g)	5,266	45,288
Evolve Vacation Rental Network, Inc., Series 9 (Acquired 5/29/20, Cost $20,111) (a) (c) (d) (g)	3,470	29,842
Minted, Inc., Series E (Acquired 10/30/18, Cost $113,257) (a) (c) (d) (g)	8,410	53,824
SecurityScorecard, Inc., Series E (Acquired 3/05/21, Cost $262,495) (a) (c) (d) (g)	17,323	262,495
		680,285
		680,285
Consumer, Cyclical — 0.8%
Apparel — 0.0%
Allbirds, Inc., Series A, (Acquired 10/10/18, Cost $44,527)
(a) (c) (d) (g)	4,060	46,943
Allbirds, Inc., Series B, (Acquired 10/10/18, Cost $7,787)
(a) (c) (d) (g)	710	8,209
Allbirds, Inc., Series C, (Acquired 10/09/18, Cost $74,796)
(a) (c) (d) (g)	6,820	78,856
Allbirds, Inc., Series E, (Acquired 9/22/20, Cost $87,955)
(a) (c) (d) (g)	7,607	87,955
Allbirds, Inc., Series Seed, (Acquired 10/10/18, Cost $23,963)
(a) (c) (d) (g)	2,185	25,264
		247,227
Auto Manufacturers — 0.7%
Aurora Innovation, Inc., Series B, (Acquired 3/01/19, Cost $32,156)
(a) (c) (d) (g)	3,480	68,406
Nuro, Inc., Series C, (Acquired 10/30/20-3/02/21, Cost $282,254)
(a) (c) (d) (g)	21,621	282,254
Rivian Automotive, Inc., Series D, (Acquired 12/23/19, Cost $466,859)
(a) (c) (d) (g)	43,453	3,044,317
Rivian Automotive, Inc., Series E, (Acquired 7/10/20, Cost $194,539)
(a) (c) (d) (g)	26,293	1,842,088
Rivian Automotive, Inc., Series F, (Acquired 1/19/21, Cost $368,389)
(a) (c) (d) (g)	9,997	700,390
		5,937,455
Leisure Time — 0.0%
Rad Power Bikes, Inc., Series C, (Acquired 1/22/21, Cost $69,082)
(a) (c) (d) (g)	14,321	69,082
Retail — 0.1%
A Place for Rover, Inc., Series G, (Acquired 5/11/18, Cost $106,965)
(a) (c) (d) (g)	14,208	139,509
JAND, Inc., Series AA, (Acquired 11/19/20, Cost $24,584)
(a) (c) (d) (g)	998	24,482
JAND, Inc., Series B, (Acquired 11/19/20, Cost $25)
(a) (c) (d) (g)	1	25

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
JAND, Inc., Series E, (Acquired 3/09/18, Cost $138,341)
(a) (c) (d) (g)	8,802	$215,918
JAND, Inc., Series F, (Acquired 4/03/20, Cost $279,901)
(a) (c) (d) (g)	14,359	352,235
OfferUp, Inc., Series F, (Acquired 7/01/20, Cost $9,217)
(a) (c) (d) (g)	4,025	10,022
Rent the Runway, Inc., Series F, (Acquired 3/21/19, Cost $67,441)
(a) (c) (d) (g)	3,017	44,473
Rent the Runway, Inc., Series G, (Acquired 4/30/20, Cost $40,744)
(a) (c) (d) (g)	2,764	40,744
		827,408
Consumer, Non-cyclical — 0.7%
Agriculture — 0.1%
Bunge Ltd.
4.875% (a)	2,962	344,273
Farmer's Business Network, Inc., Series E, (Acquired 2/11/19, Cost $191,081)
(a) (c) (d) (g)	8,198	270,206
Farmer's Business Network, Inc., Series F, (Acquired 7/31/20, Cost $48,329)
(a) (c) (d) (g)	5,211	171,755
		786,234
Biotechnology — 0.2%
Genesis Therapeutics, Inc., Series A, (Acquired 11/24/20, Cost $25,262)
(a) (c) (d) (g)	4,946	25,262
Ginkgo Bioworks, Inc., Series E, (Acquired 7/30/19-9/09/19, Cost $88,178)
(a) (c) (d) (g)	594	263,568
Imago Biosciences, Inc., Series C, (Acquired 11/12/20, Cost $31,278)
(a) (c) (d) (g)	25,897	31,278
Inscripta, Inc., Series E, (Acquired 3/30/21, Cost $148,812)
(a) (c) (d) (g)	16,853	148,812
Insitro, Inc., Series B, (Acquired 5/21/20, Cost $34,456)
(a) (c) (d) (g)	5,530	101,150
Insitro, Inc, Series C, (Acquired 4/07/21, Cost $62,208)
(a) (c) (d) (g)	3,401	62,208
Kardium, Inc., Series D-5, (Acquired 11/29/18, Cost $29,906)
(a) (c) (d) (g)	30,866	31,355
Kardium, Inc., Series D-6, (Acquired 1/08/21, Cost $145,349)
(a) (c) (d) (g)	143,083	145,349
National Resilience, Inc., Series B, (Acquired 10/23/20, Cost $263,720)
(a) (c) (d) (g)	19,306	857,379
National Resilience, Inc., Series C, (Acquired 6/09/21, Cost $315,045)
(a) (c) (d) (g)	7,094	315,045
Tenaya Therapeutics, Inc., Series C, (Acquired 12/17/20, Cost $31,389)
(a) (c) (d) (g)	15,149	31,389
Treeline Biosciences, Inc., Series A, (Acquired 4/09/21, Cost $40,640)
(a) (c) (d) (g)	5,192	40,640
		2,053,435
Commercial Services — 0.2%
Honor Technology, Inc., Series D, (Acquired 10/16/20, Cost $225,290)
(a) (c) (d) (g)	93,556	225,290
Redwood Materials, Inc., Series C, (Acquired 5/28/21, Cost $214,074)
(a) (c) (d) (g)	4,516	214,074

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ZenPayroll, Inc., Series B, (Acquired 8/18/20, Cost $20,633)
(a) (c) (d) (g)	3,644	$94,744
ZenPayroll, Inc., Series B-2, (Acquired 8/18/20, Cost $11,553)
(a) (c) (d) (g)	6,804	176,904
ZenPayroll, Inc., Series C, (Acquired 7/16/18, Cost $84,209)
(a) (c) (d) (g)	11,076	287,976
ZenPayroll, Inc., Series D, (Acquired 7/16/19, Cost $187,638)
(a) (c) (d) (g)	14,095	366,470
		1,365,458
Food — 0.1%
Cava Group, Inc., Series E, (Acquired 6/23/20-3/26/21, Cost $475,884)
(a) (c) (d) (g)	18,159	683,323
Cava Group, Inc., Series F, (Acquired 3/26/21, Cost $512,596)
(a) (c) (d) (g)	13,622	512,596
Sweetgreen, Inc., Series G, (Acquired 2/27/18, Cost $35,793)
(a) (c) (d) (g)	3,977	60,371
Sweetgreen, Inc., Series I, (Acquired 9/13/19, Cost $67,408)
(a) (c) (d) (g)	3,942	59,840
		1,316,130
Health Care – Products — 0.0%
Prime Medicine, Inc., Series B, (Acquired 4/19/21, Cost $40,943)
(a) (c) (d) (g)	9,347	40,943
Ring Therapeutics, Inc., Series B, (Acquired 4/12/21, Cost $50,885)
(a) (c) (d) (g)	5,531	50,885
Tempus Labs, Inc., Series D, (Acquired 3/16/18, Cost $21,326)
(a) (c) (d) (g)	2,275	127,338
Tempus Labs, Inc., Series E, (Acquired 8/23/18, Cost $29,149)
(a) (c) (d) (g)	1,741	99,391
Tempus Labs, Inc., Series F, (Acquired 4/30/19, Cost $17,059)
(a) (c) (d) (g)	689	39,660
Tempus Labs, Inc., Series G, (Acquired 2/06/20, Cost $19,176)
(a) (c) (d) (g)	500	28,920
Tempus Labs, Inc., Series G-2, (Acquired 11/19/20, Cost $26,075)
(a) (c) (d) (g)	455	26,075
		413,212
Health Care – Services — 0.1%
Caris Life Sciences, Inc., Series C, (Acquired 8/14/20, Cost $71,520)
(a) (c) (d) (g)	45,403	367,764
Caris Life Sciences, Inc., Series D, (Acquired 5/11/21, Cost $378,132)
(a) (c) (d) (g)	46,683	378,132
Gyroscope Therapeutics, Inc., Series C-1, (Acquired 3/30/21, Cost $45,899)
(a) (c) (d) (g)	19,956	45,899
		791,795

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 0.0%
Capsule Corporation, Series D, (Acquired 4/07/21, Cost $144,670)
(a) (c) (d) (g)	9,983	$144,670
HashiCorp, Inc., Series E, (Acquired 3/13/20-1/21/21, Cost $60,038)
(a) (c) (d) (g)	2,076	92,922
Haul Hub, Inc., Series B, (Acquired 2/14/20-3/03/21, Cost $108,854)
(a) (c) (d) (g)	7,466	108,854
		346,446

		7,072,710
Financial — 0.1%
Diversified Financial Services — 0.1%
Color Health, Inc., Series D, (Acquired 12/17/20, Cost $43,490)
(a) (c) (d) (g)	1,155	43,490
Color Health, Inc., Series D-1, (Acquired 1/13/20, Cost $56,632)
(a) (c) (d) (g)	2,655	99,970
Convoy, Inc., Series C, (Acquired 9/14/18, Cost $127,740)
(a) (c) (d) (g)	17,990	209,584
Convoy, Inc., Series D, (Acquired 10/30/19, Cost $417,858)
(a) (c) (d) (g)	30,861	359,531
Stash Financial, Inc., Series F, (Acquired 4/24/20, Cost $126,801)
(a) (c) (d) (g)	5,060	253,405
Stash Financial, Inc., Series G, (Acquired 1/26/21, Cost $174,908)
(a) (c) (d) (g)	4,667	233,723
		1,199,703
Insurance — 0.0%
Go Maps, Inc., Series B-1, (Acquired 5/15/19, Cost $1,626)
(a) (c) (d) (g)	755	9,665
Investment Companies — 0.0%
Maplebear, Inc., Series I, (Acquired 2/26/21, Cost $58,500)
(a) (c) (d) (g)	468	58,500
		1,267,868
Industrial — 0.2%
Aerospace & Defense — 0.0%
ABL Space Systems Company, Series B (Acquired 3/24/21, Cost $328,985) (a) (c) (d) (g)	7,305	328,985
Electrical Components & Equipment — 0.1%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $505,509) (a) (c) (d) (g)	12,248	505,509
Electronics — 0.1%
Sartorius AG 0.150%	1,943	1,011,411
		1,845,905

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 0.5%
Computers — 0.0%
Mesosphere, Inc., Series D (Acquired 5/04/18, Cost $72,584) (a) (c) (d) (g)	6,566	$14,642
Internet — 0.3%
Toast, Inc., Series B (Acquired 9/14/18, Cost $3,409) (a) (c) (d) (g)	197	29,550
Toast, Inc., Series D (Acquired 6/27/18, Cost $215,697) (a) (c) (d) (g)	12,463	1,869,450
Toast, Inc., Series E (Acquired 3/27/19, Cost $80,643) (a) (c) (d) (g)	1,477	221,550
Toast, Inc., Series F (Acquired 2/14/20, Cost $85,991) (a) (c) (d) (g)	1,892	283,800
		2,404,350
Software — 0.2%
Checkr, Inc., Series C (Acquired 4/10/18, Cost $106,628) (a) (c) (d) (g)	7,811	191,291
Checkr, Inc., Series D (Acquired 9/06/19, Cost $308,786) (a) (c) (d) (g)	10,209	250,018
Databricks, Inc., Series F (Acquired 10/22/19, Cost $104,923) (a) (c) (d) (g)	2,443	433,315
Databricks, Inc., Series G (Acquired 2/01/21, Cost $128,414) (a) (c) (d) (g)	724	128,416
Flexe, Inc., Series C (Acquired 11/18/20, Cost $134,849) (a) (c) (d) (g)	11,083	134,849
JetClosing, Inc., Series A (Acquired 5/25/18, Cost $22,781) (a) (c) (d) (g)	11,678	16,853
JetClosing, Inc., Series B-1 (Acquired 7/13/20-2/25/21, Cost $36,276) (a) (c) (d) (g)	27,130	36,276
JetClosing, Inc., Series B-2 (Acquired 2/06/20, Cost $5,769) (a) (c) (d) (g)	5,185	6,933
Seismic Software, Inc., Series E (Acquired 12/13/18, Cost $117,981) (a) (c) (d) (g)	18,715	164,511
Seismic Software, Inc., Series F (Acquired 9/25/20-3/24/21, Cost $18,592) (a) (c) (d) (g)	2,115	18,592
ServiceTitan, Inc., Series A-1 (Acquired 11/09/18, Cost $263) (a) (c) (d) (g)	10	1,190
ServiceTitan, Inc., Series D (Acquired 11/09/18, Cost $124,743) (a) (c) (d) (g)	4,744	564,351
ServiceTitan, Inc., Series E (Acquired 4/23/20, Cost $7,435) (a) (c) (d) (g)	220	26,171
ServiceTitan, Inc., Series F (Acquired 3/25/21, Cost $25,650) (a) (c) (d) (g)	239	28,432
Themis Solutions, Inc., Series AA (Acquired 4/14/21, Cost $24,473) (a) (c) (d) (g)	1,090	24,473
Themis Solutions, Inc., Series AB (Acquired 4/14/21, Cost $2,694) (a) (c) (d) (g)	120	2,694
Themis Solutions, Inc., Series B (Acquired 4/14/21, Cost $2,694) (a) (c) (d) (g)	120	2,694
Themis Solutions, Inc., Series E (Acquired 4/14/21, Cost $309,164) (a) (c) (d) (g)	13,770	309,164
		2,340,223
		4,759,215

TOTAL PREFERRED STOCK (Cost $12,214,904)		22,707,155

TOTAL EQUITIES (Cost $658,524,378)		912,454,684

	Principal Amount
BONDS & NOTES — 0.1%
CORPORATE DEBT — 0.1%
Oil & Gas Services — 0.1%
Weatherford International Ltd.
11.000% 12/01/24 (e)	$599,000	622,960

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL CORPORATE DEBT (Cost $420,297)		$622,960

TOTAL BONDS & NOTES (Cost $420,297)		622,960

	Number of Shares
RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Progenic Pharmaceuticals, Inc. (a) (d) (g)	25,104	—

TOTAL RIGHTS (Cost $0)		—

WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Commercial Services — 0.0%
Advantage Solutions, Inc., Expires 10/28/25 (a)	7,777	19,365
Diversified — 0.0%
Holding Company - Diversified — 0.0%
Pershing Square Tontine Holdings Ltd., Expires 7/24/25 (a)	2,666	16,796
Financial — 0.0%
Banks — 0.0%
Dogwood State Bank, Expires 5/01/24 (Acquired 5/06/19, Cost $0) (a) (c) (d) (g)	800	3,176
Diversified Financial Services — 0.0%
Grasshopper Bancorp, Inc., Expires 12/31/99 (Acquired 10/15/18, Cost $0) (a) (c) (d) (g)	1,432	—
		3,176

TOTAL WARRANTS (Cost $25,598)		39,337

MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (h)	1,713,333	1,713,333

TOTAL MUTUAL FUNDS (Cost $1,713,333)		1,713,333

TOTAL LONG-TERM INVESTMENTS (Cost $660,683,606)		914,830,314

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 2.3%
Mutual Fund — 2.2%
T. Rowe Price Government Reserve Investment Fund	20,776,821	$20,776,821

Repurchase Agreement — 0.1%	Principal Amount
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (i)	$1,000,000	1,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $21,776,821)		21,776,821

TOTAL INVESTMENTS — 100.2% (Cost $682,460,427) (j)		936,607,135

Other Assets/(Liabilities) — (0.2)%		(2,297,016)

NET ASSETS — 100.0%		$934,310,119

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $9,884,267 or 1.06% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $8,484,957 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Restricted security. Certain securities are restricted as to resale. At June 30, 2021, these securities amounted to a value of $30,685,366 or 3.28% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2021, these securities amounted to a value of $30,467,231 or 3.26% of net assets.
(e)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $934,964 or 0.10% of net assets.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	Investment was valued using significant unobservable inputs.
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)	Maturity value of $1,000,000. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $1,020,092.
(j)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 97.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 5.4%
Collateralized Mortgage Obligations — 1.4%
Government National Mortgage Association
Series 2016-121, Class JF, 1 mo. USD LIBOR + .400% 0.493% FRN 9/20/46	$264,819	$266,623
Series 2019-78, Class FB, 1 mo. USD LIBOR + .400% 0.493% FRN 6/20/49	155,708	156,771
Series 2019-112, Class GF, 1 mo. USD LIBOR + .430% 0.523% FRN 9/20/49	160,193	161,156
Series 2019-103, Class CF, 1 mo. USD LIBOR + .450% 0.543% FRN 8/20/49	285,792	288,242
Series 2019-111, Class FB, 1 mo. USD LIBOR + .450% 0.543% FRN 9/20/49	108,970	110,050
Series 2019-125, Class DF, 1 mo. USD LIBOR + .450% 0.543% FRN 10/20/49	223,229	225,250
Series 2020-7, Class KE, 2.500% 1/20/50	356,446	370,866
		1,578,958
Pass-Through Securities — 4.0%
Government National Mortgage Association II
Pool #MA4484 3.000% 6/20/32	219,354	231,361
Pool #MA6255 3.000% 12/20/34	224,430	237,135
Pool #MA6381 3.000% 1/20/35	127,109	134,305
Pool #MA6630 3.000% 5/20/35	54,982	58,146
Pool #MA6209 3.000% 10/20/49	39,591	40,638
Pool #MA6399 3.000% 1/20/50	93,527	96,001
Pool #MA6464 3.000% 2/20/50	229,307	235,372
Pool #MA6531 3.000% 3/20/50	137,660	141,300
Pool #MA7313 3.000% 4/20/51	489,034	513,201
Pool #BQ0937 3.500% 9/20/49	99,450	106,792
Pool #BQ7205 3.500% 10/20/49	80,957	88,287
Pool #BS37G2 3.500% 1/20/50	200,800	215,655
Pool #BS3771 3.500% 2/20/50	155,328	166,260
Pool #MA4588 4.500% 7/20/47	205,253	223,115
Pool #MA4781 5.000% 10/20/47	93,027	101,943
Pool #MA4840 5.000% 11/20/47	68,603	75,050
Pool #MA5653 5.000% 12/20/48	266,942	287,250
Pool #MA5820 5.500% 3/20/49	32,408	35,652
Government National Mortgage Association II TBA 2.500% 7/21/51 (a)	1,376,000	1,424,697
		4,412,160

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $5,853,051)		5,991,118

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 92.2%
U.S. Treasury Bonds & Notes — 92.2%
U.S. Treasury Bond
1.125% 5/15/40	$4,445,000	$3,840,757
1.125% 8/15/40	6,710,000	5,777,837
1.250% 5/15/50	3,770,000	3,080,480
1.375% 11/15/40	2,610,000	2,346,484
1.375% 8/15/50	7,400,000	6,241,355
1.500% 2/15/30	1,225,000	1,238,392
1.625% 11/15/50	3,580,000	3,216,604
1.875% 2/15/41	7,480,000	7,330,347
1.875% 2/15/51 (b)	6,875,000	6,565,031
2.000% 2/15/50	4,050,000	3,980,782
2.250% 5/15/41	4,410,000	4,593,610
2.250% 8/15/46	2,505,000	2,590,413
2.250% 8/15/49	2,550,000	2,642,925
2.375% 11/15/49	2,220,000	2,364,996
2.375% 5/15/51	2,585,000	2,762,165
2.500% 2/15/46	1,700,000	1,842,150
2.500% 5/15/46	3,925,000	4,252,565
2.750% 8/15/47	1,895,000	2,155,817
2.750% 11/15/47	2,660,000	3,028,175
2.875% 11/15/46	1,700,000	1,973,066
2.875% 5/15/49	2,480,000	2,905,238
3.000% 11/15/45	850,000	1,005,156
3.000% 2/15/47	1,560,000	1,853,482
3.000% 5/15/47	1,200,000	1,426,823
3.000% 2/15/48	2,020,000	2,408,132
3.000% 8/15/48	2,330,000	2,782,908
3.000% 2/15/49	2,480,000	2,969,942
3.125% 5/15/48 (c)	4,125,000	5,032,272
3.375% 11/15/48	2,330,000	2,975,805
4.375% 5/15/41	1,100,000	1,545,530
U.S. Treasury Note
0.750% 5/31/26	1,650,000	1,641,374
0.875% 11/15/30 (b)	3,385,000	3,222,664
1.125% 2/15/31	975,000	947,640
		102,540,917

TOTAL U.S. TREASURY OBLIGATIONS (Cost $104,935,650)		102,540,917

TOTAL BONDS & NOTES (Cost $110,788,701)		108,532,035

TOTAL LONG-TERM INVESTMENTS (Cost $110,788,701)		108,532,035

SHORT-TERM INVESTMENTS — 3.2%

	Number of Shares
Mutual Fund — 2.2%
T. Rowe Price Government Reserve Investment Fund	2,421,562	2,421,562

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (d)	$1,069,759	$1,069,759

TOTAL SHORT-TERM INVESTMENTS (Cost $3,491,321)		3,491,321

TOTAL INVESTMENTS — 100.8% (Cost $114,280,022) (e)		112,023,356

Other Assets/(Liabilities) — (0.8)%		(849,957)

NET ASSETS — 100.0%		$111,173,399

Abbreviation Legend

FRN	Floating Rate Note
TBA	To Be Announced

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $9,794,170 or 8.81% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $9,993,522 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	A portion of this security is pledged/held as collateral for open derivatives.
(d)	Maturity value of $1,069,759. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $1,091,156.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
U.S. Treasury Note 10 Year Future	7/23/21	133.00	17	USD	2,252,500	$(5,313)	$(4,486)	$(827)
Put
U.S. Treasury Note 10 Year Future	7/23/21	131.00	15	USD	1,987,500	$(1,641)	$(4,765)	$3,124
U.S. Treasury Note 10 Year Future	7/23/21	131.50	17	USD	2,252,500	(3,188)	(5,018)	1,830
						$(4,829)	$(9,783)	$4,954
						$(10,142)	$(14,269)	$4,127

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	9/21/21	249	$39,114,478	$912,272
U.S. Treasury Note 10 Year	9/21/21	8	1,053,948	6,052
				$918,324
Short
U.S. Treasury Ultra 10 Year	9/21/21	165	$(23,959,452)	$(329,064)
U.S. Treasury Ultra Bond	9/21/21	44	(8,113,113)	(365,137)
U.S. Treasury Note 2 Year	9/30/21	13	(2,868,107)	3,943
U.S. Treasury Note 5 Year	9/30/21	15	(1,857,949)	6,504
				$(683,754)

MassMutual Select T. Rowe Price Retirement Balanced Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 39.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,903,375	$22,916,639
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	1,010,257	17,588,577
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	171,567	2,261,258
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	759,985	12,319,357
MM S&P 500 Index Fund, Class I (a)	1,104,889	23,578,338
		78,664,169
Fixed Income Funds — 61.0%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	4,095,124	42,589,292
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	820,940	8,012,379
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	4,012,976	43,540,793
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	346,783	2,639,018
State Street Institutional U.S. Government Money Market Fund	7,837,778	7,837,778
T. Rowe Price Dynamic Global Bond Fund, Class I	766,362	7,617,643
T. Rowe Price Institutional Floating Rate Fund	391,908	3,828,944
T. Rowe Price Institutional High Yield Fund	798,544	7,107,037
		123,172,884

TOTAL MUTUAL FUNDS (Cost $181,766,047)		201,837,053

TOTAL LONG-TERM INVESTMENTS (Cost $181,766,047)		201,837,053

TOTAL INVESTMENTS — 100.0% (Cost $181,766,047) (b)		201,837,053

Other Assets/(Liabilities) — (0.0)%		(86,450)

NET ASSETS — 100.0%		$201,750,603

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2005 Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 39.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	313,048	$3,769,093
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	159,623	2,779,041
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	27,317	360,041
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	127,344	2,064,245
MM S&P 500 Index Fund, Class I (a)	179,082	3,821,609
		12,794,029
Fixed Income Funds — 60.2%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	726,987	7,560,660
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	146,596	1,430,777
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	515,660	5,594,906
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	60,052	456,998
State Street Institutional U.S. Government Money Market Fund	1,021,995	1,021,995
T. Rowe Price Dynamic Global Bond Fund, Class I	129,968	1,291,883
T. Rowe Price Institutional Floating Rate Fund	67,989	664,251
T. Rowe Price Institutional High Yield Fund	147,602	1,313,658
		19,335,128

TOTAL MUTUAL FUNDS (Cost $29,291,350)		32,129,157

TOTAL LONG-TERM INVESTMENTS (Cost $29,291,350)		32,129,157

TOTAL INVESTMENTS — 100.0% (Cost $29,291,350) (b)		32,129,157

Other Assets/(Liabilities) — (0.0)%		(11,107)

NET ASSETS — 100.0%		$32,118,050

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2010 Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 44.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,731,217	$20,843,850
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	881,719	15,350,721
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	149,959	1,976,453
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	701,094	11,364,736
MM S&P 500 Index Fund, Class I (a)	1,000,268	21,345,718
		70,881,478
Fixed Income Funds — 55.5%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	3,336,823	34,702,956
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	656,283	6,405,326
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	2,282,270	24,762,632
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	311,214	2,368,340
State Street Institutional U.S. Government Money Market Fund	5,245,607	5,245,607
T. Rowe Price Dynamic Global Bond Fund, Class I	591,217	5,876,702
T. Rowe Price Institutional Floating Rate Fund	310,386	3,032,473
T. Rowe Price Institutional High Yield Fund	663,684	5,906,784
		88,300,820

TOTAL MUTUAL FUNDS (Cost $140,747,850)		159,182,298

TOTAL LONG-TERM INVESTMENTS (Cost $140,747,850)		159,182,298

TOTAL INVESTMENTS — 100.1% (Cost $140,747,850) (b)		159,182,298

Other Assets/(Liabilities) — (0.1)%		(81,236)

NET ASSETS — 100.0%		$159,101,062

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2015 Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 48.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,932,249	$23,264,280
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	1,375,743	23,951,679
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	176,277	2,323,332
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	794,314	12,875,831
MM S&P 500 Index Fund, Class I (a)	814,223	17,375,523
		79,790,645
Fixed Income Funds — 51.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	3,241,956	33,716,343
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	614,812	6,000,566
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,990,913	21,601,402
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	351,423	2,674,331
State Street Institutional U.S. Government Money Market Fund	5,663,547	5,663,547
T. Rowe Price Dynamic Global Bond Fund, Class I	591,834	5,882,825
T. Rowe Price Institutional Floating Rate Fund	303,429	2,964,497
T. Rowe Price Institutional High Yield Fund	627,274	5,582,737
		84,086,248

TOTAL MUTUAL FUNDS (Cost $143,027,007)		163,876,893

TOTAL LONG-TERM INVESTMENTS (Cost $143,027,007)		163,876,893

TOTAL INVESTMENTS — 100.0% (Cost $143,027,007) (b)		163,876,893

Other Assets/(Liabilities) — (0.0)%		(71,484)

NET ASSETS — 100.0%		$163,805,409

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2020 Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 52.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	10,350,879	$124,624,584
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	8,796,984	153,155,487
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	963,958	12,704,962
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	4,098,519	66,436,988
MM S&P 500 Index Fund, Class I (a)	3,626,391	77,387,183
		434,309,204
Fixed Income Funds — 47.2%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	15,607,462	162,317,602
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	2,819,330	27,516,659
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	8,124,336	88,149,045
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	1,659,165	12,626,248
State Street Institutional U.S. Government Money Market Fund	30,847,691	30,847,691
T. Rowe Price Dynamic Global Bond Fund, Class I	2,759,157	27,426,018
T. Rowe Price Institutional Floating Rate Fund	1,435,882	14,028,571
T. Rowe Price Institutional High Yield Fund	2,820,855	25,105,608
		388,017,442

TOTAL MUTUAL FUNDS (Cost $705,233,174)		822,326,646

TOTAL LONG-TERM INVESTMENTS (Cost $705,233,174)		822,326,646

TOTAL INVESTMENTS — 100.1% (Cost $705,233,174) (b)		822,326,646

Other Assets/(Liabilities) — (0.1)%		(489,352)

NET ASSETS — 100.0%		$821,837,294

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2025 Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 61.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	10,890,055	$131,116,263
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	9,066,537	157,848,406
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	995,196	13,116,687
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	4,394,127	71,228,802
MM S&P 500 Index Fund, Class I (a)	3,754,569	80,122,494
		453,432,652
Fixed Income Funds — 38.4%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	12,110,542	125,949,636
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	1,999,929	19,519,312
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	4,324,286	46,918,506
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	1,712,329	13,030,827
State Street Institutional U.S. Government Money Market Fund	27,619,963	27,619,963
T. Rowe Price Dynamic Global Bond Fund, Class I	2,132,533	21,197,380
T. Rowe Price Institutional Floating Rate Fund	1,071,458	10,468,149
T. Rowe Price Institutional High Yield Fund	2,011,116	17,898,929
		282,602,702

TOTAL MUTUAL FUNDS (Cost $620,566,124)		736,035,354

TOTAL LONG-TERM INVESTMENTS (Cost $620,566,124)		736,035,354

TOTAL INVESTMENTS — 100.1% (Cost $620,566,124) (b)		736,035,354

Other Assets/(Liabilities) — (0.1)%		(430,638)

NET ASSETS — 100.0%		$735,604,716

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2030 Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 72.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	29,311,911	$352,915,403
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	25,702,167	447,474,731
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	2,603,574	34,315,106
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	11,429,567	185,273,276
MM S&P 500 Index Fund, Class I (a)	8,982,538	191,687,369
		1,211,665,885
Fixed Income Funds — 27.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	20,729,340	215,585,140
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	2,863,734	27,950,044
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	4,368,657	47,399,930
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	4,469,184	34,010,492
State Street Institutional U.S. Government Money Market Fund	63,254,430	63,254,430
T. Rowe Price Dynamic Global Bond Fund, Class I	3,706,464	36,842,255
T. Rowe Price Institutional Floating Rate Fund	1,785,853	17,447,781
T. Rowe Price Institutional High Yield Fund	3,002,263	26,720,143
		469,210,215

TOTAL MUTUAL FUNDS (Cost $1,355,829,939)		1,680,876,100

TOTAL LONG-TERM INVESTMENTS (Cost $1,355,829,939)		1,680,876,100

TOTAL INVESTMENTS — 100.1% (Cost $1,355,829,939) (b)		1,680,876,100

Other Assets/(Liabilities) — (0.1)%		(1,120,781)

NET ASSETS — 100.0%		$1,679,755,319

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2035 Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 81.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	15,074,961	$181,502,533
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	14,495,346	252,363,977
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,334,336	17,586,552
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	5,942,410	96,326,464
MM S&P 500 Index Fund, Class I (a)	3,815,075	81,413,700
		629,193,226
Fixed Income Funds — 18.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	6,151,662	63,977,287
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	728,353	7,108,726
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	640,458	6,948,974
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	1,726,560	13,139,121
State Street Institutional U.S. Government Money Market Fund	25,564,196	25,564,196
T. Rowe Price Dynamic Global Bond Fund, Class I	1,131,471	11,246,817
T. Rowe Price Institutional Floating Rate Fund	520,804	5,088,258
T. Rowe Price Institutional High Yield Fund	830,439	7,390,904
		140,464,283

TOTAL MUTUAL FUNDS (Cost $608,734,187)		769,657,509

TOTAL LONG-TERM INVESTMENTS (Cost $608,734,187)		769,657,509

TOTAL INVESTMENTS — 100.1% (Cost $608,734,187) (b)		769,657,509

Other Assets/(Liabilities) — (0.1)%		(503,690)

NET ASSETS — 100.0%		$769,153,819

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2040 Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 88.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	29,053,368	$349,802,556
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	30,371,842	528,773,770
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	2,569,696	33,868,591
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	11,765,879	190,724,894
MM S&P 500 Index Fund, Class I (a)	5,412,469	115,502,090
		1,218,671,901
Fixed Income Funds — 11.5%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	6,981,163	72,604,098
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	528,084	5,154,100
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,139,793	12,366,751
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	1,951,233	14,848,884
State Street Institutional U.S. Government Money Market Fund	30,437,960	30,437,960
T. Rowe Price Dynamic Global Bond Fund, Class I	1,188,464	11,813,331
T. Rowe Price Institutional Floating Rate Fund	369,530	3,610,307
T. Rowe Price Institutional High Yield Fund	763,284	6,793,225
		157,628,656

TOTAL MUTUAL FUNDS (Cost $1,040,920,534)		1,376,300,557

TOTAL LONG-TERM INVESTMENTS (Cost $1,040,920,534)		1,376,300,557

TOTAL INVESTMENTS — 100.1% (Cost $1,040,920,534) (b)		1,376,300,557

Other Assets/(Liabilities) — (0.1)%		(1,002,627)

NET ASSETS — 100.0%		$1,375,297,930

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2045 Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 93.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	12,530,848	$150,871,407
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	13,160,544	229,125,072
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,111,539	14,650,090
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	5,248,992	85,086,157
MM S&P 500 Index Fund, Class I (a)	2,180,975	46,542,011
		526,274,737
Fixed Income Funds — 6.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	1,676,488	17,435,475
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	40,617	396,422
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	630,803	4,800,414
State Street Institutional U.S. Government Money Market Fund	12,680,836	12,680,836
T. Rowe Price Dynamic Global Bond Fund, Class I	299,865	2,980,655
T. Rowe Price Institutional High Yield Fund	77,471	689,495
		38,983,297

TOTAL MUTUAL FUNDS (Cost $425,861,766)		565,258,034

TOTAL LONG-TERM INVESTMENTS (Cost $425,861,766)		565,258,034

TOTAL INVESTMENTS — 100.1% (Cost $425,861,766) (b)		565,258,034

Other Assets/(Liabilities) — (0.1)%		(391,782)

NET ASSETS — 100.0%		$564,866,252

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2050 Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 94.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	20,071,223	$241,657,529
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	21,121,535	367,725,919
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,778,116	23,435,568
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	8,411,745	136,354,389
MM S&P 500 Index Fund, Class I (a)	3,574,072	76,270,700
		845,444,105
Fixed Income Funds — 5.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,276,428	23,674,850
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	80,059	781,371
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	933,090	7,100,818
State Street Institutional U.S. Government Money Market Fund	16,402,101	16,402,101
T. Rowe Price Dynamic Global Bond Fund, Class I	375,288	3,730,367
T. Rowe Price Institutional Floating Rate Fund	28	272
T. Rowe Price Institutional High Yield Fund	103,099	917,584
		52,607,363

TOTAL MUTUAL FUNDS (Cost $671,367,121)		898,051,468

TOTAL LONG-TERM INVESTMENTS (Cost $671,367,121)		898,051,468

TOTAL INVESTMENTS — 100.1% (Cost $671,367,121) (b)		898,051,468

Other Assets/(Liabilities) — (0.1)%		(668,136)

NET ASSETS — 100.0%		$897,383,332

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2055 Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 94.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	7,083,204	$85,281,774
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	7,442,413	129,572,417
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	628,303	8,281,032
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	2,971,783	48,172,600
MM S&P 500 Index Fund, Class I (a)	1,273,111	27,168,199
		298,476,022
Fixed Income Funds — 5.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	809,895	8,422,912
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	23,533	229,685
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	341,532	2,599,061
State Street Institutional U.S. Government Money Market Fund	5,598,039	5,598,039
T. Rowe Price Dynamic Global Bond Fund, Class I	135,020	1,342,100
T. Rowe Price Institutional High Yield Fund	35,361	314,710
		18,506,507

TOTAL MUTUAL FUNDS (Cost $240,786,569)		316,982,529

TOTAL LONG-TERM INVESTMENTS (Cost $240,786,569)		316,982,529

TOTAL INVESTMENTS — 100.1% (Cost $240,786,569) (b)		316,982,529

Other Assets/(Liabilities) — (0.1)%		(224,338)

NET ASSETS — 100.0%		$316,758,191

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2060 Fund — Portfolio of Investments

June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Diversified Financial Services — 100.1%
Equity Funds — 94.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	2,407,980	$28,992,081
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	2,530,131	44,049,575
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	212,377	2,799,133
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	988,712	16,027,028
MM S&P 500 Index Fund, Class I (a)	433,627	9,253,597
		101,121,414
Fixed Income Funds — 5.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	251,858	2,619,322
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	9,251	90,286
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	108,239	823,700
State Street Institutional U.S. Government Money Market Fund	2,207,525	2,207,525
T. Rowe Price Dynamic Global Bond Fund, Class I	43,959	436,948
T. Rowe Price Institutional High Yield Fund	11,587	103,128
		6,280,909

TOTAL MUTUAL FUNDS (Cost $85,507,781)		107,402,323

TOTAL LONG-TERM INVESTMENTS (Cost $85,507,781)		107,402,323

TOTAL INVESTMENTS — 100.1% (Cost $85,507,781) (b)		107,402,323

Other Assets/(Liabilities) — (0.1)%		(70,619)

NET ASSETS — 100.0%		$107,331,704

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Select Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"):

MassMutual Total Return Bond Fund (formerly known as MassMutual Select Total Return Bond Fund) (“Total Return Bond Fund”)

MassMutual Strategic Bond Fund (formerly known as MassMutual Select Strategic Bond Fund) (“Strategic Bond Fund”)

MassMutual Select BlackRock Global Allocation Fund ("MM Select BlackRock Global Allocation Fund")

MassMutual Diversified Value Fund (formerly known as MassMutual Select Diversified Value Fund) (“Diversified Value Fund”)

MassMutual Fundamental Value Fund (formerly known as MassMutual Select Fundamental Value Fund) (“Fundamental Value Fund”)

MM S&P 500® Index Fund (“S&P 500 Index Fund”)

MassMutual Equity Opportunities Fund (formerly known as MassMutual Select Equity Opportunities Fund) (“Equity Opportunities Fund”)

MassMutual Fundamental Growth Fund (formerly known as MassMutual Select Fundamental Growth Fund) (“Fundamental Growth Fund”)

MassMutual Blue Chip Growth Fund (formerly known as MassMutual Select Blue Chip Growth Fund) (“Blue Chip Growth Fund”)

MassMutual Growth Opportunities Fund (formerly known as MassMutual Select Growth Opportunities Fund) (“Growth Opportunities Fund”)

MassMutual Mid Cap Value Fund (formerly known as MassMutual Select Mid-Cap Value Fund) (“Mid Cap Value Fund”)

MassMutual Small Cap Value Equity Fund (formerly known as MassMutual Select Small Cap Value Equity Fund) (“Small Cap Value Equity Fund”)

MassMutual Small Company Value Fund (formerly known as MassMutual Select Small Company Value Fund) (“Small Company Value Fund”)

MM S&P® Mid Cap Index Fund (“S&P Mid Cap Index Fund”)

MM Russell 2000® Small Cap Index Fund (“Russell 2000 Small Cap Index Fund”)

Notes to Portfolio of Investments (Unaudited) (Continued)

MassMutual Mid Cap Growth Fund (formerly known as MassMutual Select Mid Cap Growth Fund) (“Mid Cap Growth Fund”)

MassMutual Small Cap Growth Equity Fund (formerly known as MassMutual Select Small Cap Growth Equity Fund) (“Small Cap Growth Equity Fund”)

MM MSCI EAFE® International Index Fund (“MSCI EAFE International Index Fund”)

MassMutual Overseas Fund (formerly known as MassMutual Select Overseas Fund) (“Overseas Fund”)

MassMutual Select T. Rowe Price International Equity Fund (“MM Select T. Rowe Price International Equity Fund”)

MassMutual 20/80 Allocation Fund (formerly known as MassMutual Select 20/80 Allocation Fund) (“20/80 Allocation Fund”)

MassMutual 40/60 Allocation Fund (formerly known as MassMutual Select 40/60 Allocation Fund) (“40/60 Allocation Fund”)

MassMutual 60/40 Allocation Fund (formerly known as MassMutual Select 60/40 Allocation Fund) (“60/40 Allocation Fund”)

MassMutual 80/20 Allocation Fund (formerly known as MassMutual Select 80/20 Allocation Fund) (“80/20 Allocation Fund”)

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund ("MM RetireSMART by JPMorgan In Retirement Fund")

MassMutual RetireSMARTSM by JPMorgan 2020 Fund ("MM RetireSMART by JPMorgan 2020 Fund")

MassMutual RetireSMARTSM by JPMorgan 2025 Fund ("MM RetireSMART by JPMorgan 2025 Fund")

MassMutual RetireSMARTSM by JPMorgan 2030 Fund ("MM RetireSMART by JPMorgan 2030 Fund")

MassMutual RetireSMARTSM by JPMorgan 2035 Fund ("MM RetireSMART by JPMorgan 2035 Fund")

MassMutual RetireSMARTSM by JPMorgan 2040 Fund ("MM RetireSMART by JPMorgan 2040 Fund")

MassMutual RetireSMARTSM by JPMorgan 2045 Fund ("MM RetireSMART by JPMorgan 2045 Fund")

MassMutual RetireSMARTSM by JPMorgan 2050 Fund ("MM RetireSMART by JPMorgan 2050 Fund")

MassMutual RetireSMARTSM by JPMorgan 2055 Fund ("MM RetireSMART by JPMorgan 2055 Fund")

MassMutual RetireSMARTSM by JPMorgan 2060 Fund ("MM RetireSMART by JPMorgan 2060 Fund")

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Equity Asset Fund (formerly known as MM Select Equity Asset Fund) ("Equity Asset Fund")

MassMutual Select T. Rowe Price Bond Asset Fund (“MM Select T. Rowe Price Bond Asset Fund”)

MassMutual Select T. Rowe Price Emerging Markets Bond Fund (“MM Select T. Rowe Price Emerging Markets Bond Fund”)

MassMutual Select T. Rowe Price Large Cap Blend Fund (“MM Select T. Rowe Price Large Cap Blend Fund”)

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund (“MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund”)

MassMutual Select T. Rowe Price Real Assets Fund (“MM Select T. Rowe Price Real Assets Fund”)

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund (“MM Select T. Rowe Price Small and Mid Cap Blend Fund”)

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund (formerly known as MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund) (“MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund”)

MassMutual Select T. Rowe Price Retirement Balanced Fund (“MM Select T. Rowe Price Retirement Balanced Fund”)

MassMutual Select T. Rowe Price Retirement 2005 Fund (“MM Select T. Rowe Price Retirement 2005 Fund”)

MassMutual Select T. Rowe Price Retirement 2010 Fund (“MM Select T. Rowe Price Retirement 2010 Fund”)

MassMutual Select T. Rowe Price Retirement 2015 Fund (“MM Select T. Rowe Price Retirement 2015 Fund”)

MassMutual Select T. Rowe Price Retirement 2020 Fund (“MM Select T. Rowe Price Retirement 2020 Fund”)

MassMutual Select T. Rowe Price Retirement 2025 Fund (“MM Select T. Rowe Price Retirement 2025 Fund”)

MassMutual Select T. Rowe Price Retirement 2030 Fund (“MM Select T. Rowe Price Retirement 2030 Fund”)

MassMutual Select T. Rowe Price Retirement 2035 Fund (“MM Select T. Rowe Price Retirement 2035 Fund”)

MassMutual Select T. Rowe Price Retirement 2040 Fund (“MM Select T. Rowe Price Retirement 2040 Fund”)

MassMutual Select T. Rowe Price Retirement 2045 Fund (“MM Select T. Rowe Price Retirement 2045 Fund”)

Notes to Portfolio of Investments (Unaudited) (Continued)

MassMutual Select T. Rowe Price Retirement 2050 Fund (“MM Select T. Rowe Price Retirement 2050 Fund”)

MassMutual Select T. Rowe Price Retirement 2055 Fund (“MM Select T. Rowe Price Retirement 2055 Fund”)

MassMutual Select T. Rowe Price Retirement 2060 Fund (“MM Select T. Rowe Price Retirement 2060 Fund”)

The 20/80 Allocation Fund, 40/60 Allocation Fund, 60/40 Allocation Fund, and 80/20 Allocation Fund (the “MM Target Allocation Funds”) invest their investable assets in shares of series of the Trust and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), and non-affiliated mutual funds (together, the “MM Target Allocation Underlying Funds”).

The MM RetireSMART by JPMorgan In Retirement Fund, MM RetireSMART by JPMorgan 2020 Fund, MM RetireSMART by JPMorgan 2025 Fund, MM RetireSMART by JPMorgan 2030 Fund, MM RetireSMART by JPMorgan 2035 Fund, MM RetireSMART by JPMorgan 2040 Fund, MM RetireSMART by JPMorgan 2045 Fund, MM RetireSMART by JPMorgan 2050 Fund, MM RetireSMART by JPMorgan 2055 Fund, and MM RetireSMART by JPMorgan 2060 Fund (the “MM RetireSMART by JPMorgan Funds”) invest their investable assets in shares of series of the Trust, MassMutual Premier Funds, Barings Funds, J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and non-affiliated mutual funds (together, the “MM RetireSMART by JPMorgan Underlying Funds”).

The MM Select T. Rowe Price Retirement Balanced Fund, MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, and MM Select T. Rowe Price Retirement 2060 Fund (the “MM Select T. Rowe Price Retirement Funds”) invest their investable assets primarily in shares of series of the Trust and T. Rowe Price Funds (together, the “MM Select T. Rowe Price Underlying Funds”). The MM Target Allocation Underlying Funds, MM RetireSMART by JPMorgan Underlying Funds, and MM Select T. Rowe Price Underlying Funds are hereinafter collectively referred to as the (“Underlying Funds”).

Notes to Portfolio of Investments (Unaudited) (Continued)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Basis of Consolidation

The accompanying portfolio of investments for the MM Select BlackRock Global Allocation Fund includes the accounts of MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the MM Select BlackRock Global Allocation Fund, which primarily invests in commodity-related investments consistent with the MM Select BlackRock Global Allocation Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the MM Select BlackRock Global Allocation Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The MM Select BlackRock Global Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of June 30, 2021, the MM Select BlackRock Global Allocation Fund’s net assets were approximately $723,194,963, of which approximately $6,804,503 or approximately 0.94%, represents the Subsidiary’s net assets.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees ("Trustees"), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each of the MM Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and MM Select T. Rowe Price Retirement Funds is based upon the net asset value(s) of its corresponding Underlying Funds. Shares of the Underlying Funds are valued at their closing net asset values as reported on each business day.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds explain the valuation methods for the Underlying Funds, including the circumstances under which the Underlying Funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds' Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds' Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds' Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds' fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

[1]	The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds and certain Underlying Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company's interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Fundamental Value Fund, Fundamental Growth Fund, and Growth Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2021. The MM Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and the MM Select T. Rowe Price Retirement Funds characterized all investments at Level 1, as of June 30, 2021. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of June 30, 2021, for the remaining Funds' investments:

Total Return Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$16,561,497	$—	$16,561,497
Corporate Debt	—	197,404,707	—	197,404,707
Municipal Obligations	—	5,556,282	—	5,556,282
Non-U.S. Government Agency Obligations	—	102,851,589	—	102,851,589
Sovereign Debt Obligations	—	8,343,541	—	8,343,541
U.S. Government Agency Obligations and Instrumentalities	—	296,817,091	—	296,817,091
U.S. Treasury Obligations	—	336,291,853	—	336,291,853
Purchased Options	—	126,363	—	126,363
Mutual Funds	731,330	—	—	731,330
Short-Term Investments	—	105,254,410	—	105,254,410
Total Investments	$731,330	$1,069,207,333	$—	$1,069,938,663
Asset Derivatives
Futures Contracts	$274,293	$—	$—	274,293

Notes to Portfolio of Investments (Unaudited) (Continued)

Strategic Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$45,847,680	$—	$45,847,680
Corporate Debt	—	263,420,480	—	263,420,480
Municipal Obligations	—	182,374	—	182,374
Non-U.S. Government Agency Obligations	—	74,688,727	—	74,688,727
Sovereign Debt Obligations	—	67,275,229	—	67,275,229
U.S. Government Agency Obligations and Instrumentalities	—	120,790,678	—	120,790,678
U.S. Treasury Obligations	—	81,114,567	—	81,114,567
Purchased Options	469,297	33,261	—	502,558
Short-Term Investments	—	25,241,134	—	25,241,134
Total Investments	$469,297	$678,594,130	$—	$679,063,427

Asset Derivatives
Forward Contracts	$—	$1,425,462	$—	$1,425,462
Futures Contracts	3,497,034	—	—	3,497,034
Swap Agreements	—	10,010,221	—	10,010,221
Total	$3,497,034	$11,435,683	$—	$14,932,717

Liability Derivatives
Forward Contracts	$—	$(457,706)	$—	$(457,706)
Futures Contracts	(2,407,428)	—	—	(2,407,428)
Swap Agreements	—	(863,102)	—	(863,102)
Written Options	(654,476)	—	—	(654,476)
Total	$(3,061,904)	$(1,320,808)	$—	$(4,382,712)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select BlackRock Global Allocation Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
Australia	$12,735	$160,066	$564,289		$737,090
Belgium	—	23,112	—		23,112
Bermuda	198,887	20,417	—		219,304
Brazil	1,036,050	—	—		1,036,050
British Virgin Islands	818,961	—	—		818,961
Canada	7,203,603	—	—		7,203,603
Cayman Islands	6,145,024	7,281,863	—		13,426,887
Chile	18,506	—	—		18,506
China	670,635	6,141,842	—		6,812,477
Denmark	—	1,888,503	—		1,888,503
Finland	—	1,438,545	—		1,438,545
France	—	25,451,599	—		25,451,599
Germany	—	26,808,731	—		26,808,731
Hong Kong	—	3,592,803	—		3,592,803
India	—	1,680,216	—		1,680,216
Indonesia	—	180,963	—		180,963
Ireland	1,179,371	95,670	—		1,275,041
Israel	99,367	—	—		99,367
Italy	—	11,462,103	—		11,462,103
Japan	—	12,411,289	—		12,411,289
Luxembourg	—	748,146	—		748,146
Mexico	21,789	—	—		21,789
Netherlands	2,715,759	14,025,991	—		16,741,750
New Zealand	—	12,018	—		12,018
Norway	—	110,928	—		110,928
Poland	8,706	20,326	—		29,032
Portugal	—	127,409	—		127,409
Republic of Korea	—	5,212,823	—		5,212,823
Saudi Arabia	8,323	—	—		8,323
Singapore	—	451,344	—		451,344
South Africa	138	85,040	—		85,178
Spain	—	3,052,110	—		3,052,110
Sweden	—	8,736,070	—		8,736,070
Switzerland	2,927,733	3,553,768	—		6,481,501
Taiwan	—	7,760,529	—		7,760,529
Thailand	148,491	43,646	—		192,137
United Kingdom	4,300,865	21,063,735	—	+	25,364,600
United States	318,001,336	—	43,233		318,044,569
Preferred Stock*
Brazil	149,671	—	—		149,671
Germany	—	2,020,561	—		2,020,561
United Kingdom	636,778	—	—		636,778
United States	3,077,381	—	2,539,053		5,616,434
Bank Loans(Less Unfunded Loan Commitments)	—	14,510,137	—		14,510,137
Corporate Debt	—	32,495,707	2,334,626		34,830,333
Non-U.S. Government Agency Obligations	—	20,883,929	420,000		21,303,929
Sovereign Debt Obligations	—	37,195,830	—		37,195,830
U.S. Government Agency Obligations and Instrumentalities	—	496,869	—		496,869
U.S. Treasury Obligations	—	5,338,211	—		5,338,211
Mutual Funds	14,469,494	—	—		14,469,494
Purchased Options	1,869,787	1,142,359	—		3,012,146
Warrants	116,205	—	—		116,205
Short-Term Investments	—	58,764,638	—		58,764,638
Unfunded Loan Commitments**	—	(397)	—		(397)
Total Investments	$365,835,595	$336,489,449	$5,901,201		$708,226,245

Liability Investments
Equities Sold Short	$(3,679,852)	$—	$—		$(3,679,852)

Asset Derivatives
Forward Contracts	$—	$498,933	$—		$498,933
Futures Contracts	314,937	—	—		314,937
Swap Agreements	—	4,979,016	—		4,979,016

Total	$314,937	$5,477,949	$—		$5,792,886

Liability Derivatives
Forward Contracts	$—	$(1,773,996)	$—		$(1,773,996)
Futures Contracts	(2,273,230)	—	—		(2,273,230)
Swap Agreements	—	(3,959,024)	—		(3,959,024)
Written Options	(649,045)	(949,827)	—		(1,598,872)
Total	$(2,922,275)	$(6,682,847)	$—		$(9,605,122)

Notes to Portfolio of Investments (Unaudited) (Continued)

Diversified Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$402,407,010	$4,968,405	*	$—	$407,375,415
Preferred Stock	2,069,143	1,262,404	*	—	3,331,547
Mutual Funds	3,952,123	—		—	3,952,123
Short-Term Investments	104	3,954,968		—	3,955,072
Total Investments	$408,428,380	$10,185,777		$—	$418,614,157

Notes to Portfolio of Investments (Unaudited) (Continued)

S&P 500 Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$3,578,513,298	$—	$—	$3,578,513,298
Mutual Funds	506,079	—	—	506,079
Short-Term Investments	—	16,746,256	—	16,746,256
Total Investments	$3,579,019,377	$16,746,256	$—	$3,595,765,633

Asset Derivatives
Futures Contracts	$362,156	$—	$—	$362,156

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Opportunities Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$713,158,799	$36,685,802	*	$—	$749,844,601
Preferred Stock	3,087,110	1,956,049	*	—	5,043,159
Mutual Funds	810,957	—		—	810,957
Short-Term Investments	156	19,429,520		—	19,429,676
Total Investments	$717,057,022	$58,071,371		$—	$775,128,393

Notes to Portfolio of Investments (Unaudited) (Continued)

Blue Chip Growth Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$4,431,141,828	$46,425,251	*	$4,220,264	$4,481,787,343
Preferred Stock	—	—		12,075,236	12,075,236
Mutual Funds	4,977,420	—		—	4,977,420
Short-Term Investments	100	37,941,498		—	37,941,598
Total Investments	$4,436,119,348	$84,366,749		$16,295,500	$4,536,781,597

Notes to Portfolio of Investments (Unaudited) (Continued)

Mid Cap Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$116,286,340	$2,928,327	*	$—	$119,214,667
Mutual Funds	77,956	—		—	77,956
Short-Term Investments	—	313,158		—	313,158
Total Investments	$116,364,296	$3,241,485		$—	$119,605,781

Asset Derivatives
Forward Contracts	$—	$13,464		$—	$13,464

Liability Derivatives
Forward Contracts	$—	$(250)		$—	$(250)

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Cap Value Equity Fund

Asset Investments	Level 1	Level 2		Level 3		Total
Common Stock	$78,357,041	$1,738,065	*	$—	+	$80,095,106
Short-Term Investments	—	2,133,432		—		2,133,432
Total Investments	$78,357,041	$3,871,497		$—		$82,228,538

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Company Value Fund

Asset Investments	Level 1	Level 2		Level 3		Total
Common Stock	$291,258,382	$746,234	*	$—	+	$292,004,616
Mutual Funds	1,117,174	—		—		1,117,174
Short-Term Investments	—	2,672,067		—		2,672,067
Total Investments	$292,375,556	$3,418,301		$—		$295,793,857

Asset Derivatives
Forward Contracts	$—	$2,802		$—		$2,802

Notes to Portfolio of Investments (Unaudited) (Continued)

S&P Mid Cap Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$474,448,448	$—	$—	$474,448,448
Mutual Funds	545,795	—	—	545,795
Short-Term Investments	—	4,546,171	—	4,546,171
Total Investments	$474,994,243	$4,546,171	$—	$479,540,414

Liability Derivatives
Futures Contracts	$(57,434)	$—	$—	$(57,434)

Notes to Portfolio of Investments (Unaudited) (Continued)

Russell 2000 Small Cap Index Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock	$337,915,703	$—	$—	+	$337,915,703
Warrants	—	3,260	—		3,260
Rights	—	—	10,471		10,471
Corporate Debt	—	1,206	—		1,206
Mutual Funds	6,615,854	—	—		6,615,854
Short-Term Investments	—	3,155,921	—		3,155,921
Total Investments	$344,531,557	$3,160,387	$10,471		$347,702,415

Liability Derivatives
Futures Contracts	$(10,802)	$—	$—		$(10,802)

Notes to Portfolio of Investments (Unaudited) (Continued)

Mid Cap Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$9,367,880,603	$54,274,466	$7,451,501	$9,429,606,570
Preferred Stock	—	—	124,903,052	124,903,052
Warrants	504,120	—	—	504,120
Mutual Funds	52,343,015	—	—	52,343,015
Short-Term Investments	103,877,547	77,918,966	—	181,796,513
Total Investments	$9,524,605,285	$132,193,432	$132,354,553	$9,789,153,270

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Cap Growth Equity Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock	$744,387,952	$3,953,290	$1,001		$748,342,243
Rights	—	—	—	+	—
Mutual Funds	13,994,196	—	—		13,994,196
Short-Term Investments	—	5,412,716	—		5,412,716
Total Investments	$758,382,148	$9,366,006	$1,001		$767,749,155

Notes to Portfolio of Investments (Unaudited) (Continued)

MSCI EAFE International Index Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
Australia	$71,725	$14,235,918	$—		$14,307,643
Austria	—	397,089	—		397,089
Belgium	—	1,776,216	—		1,776,216
Bermuda	—	281,671	—		281,671
Cayman Islands	202,571	1,078,074	—		1,280,645
Denmark	—	5,300,402	—		5,300,402
Finland	—	2,590,725	—		2,590,725
France	—	21,896,353	—		21,896,353
Germany	116,843	17,710,246	72,502		17,899,591
Hong Kong	—	5,168,164	—		5,168,164
Ireland	—	1,742,797	—		1,742,797
Israel	551,457	687,250	—		1,238,707
Italy	—	3,778,961	—		3,778,961
Japan	—	47,561,449	—		47,561,449
Luxembourg	—	664,411	—		664,411
Netherlands	529,567	10,922,792	—		11,452,359
New Zealand	—	644,250	—		644,250
Norway	—	1,285,361	—		1,285,361
Papua New Guinea	—	68,778	—		68,778
Portugal	—	303,814	—	+	303,814
Singapore	—	2,148,078	—		2,148,078
Spain	—	5,109,133	—		5,109,133
Sweden	—	7,214,557	—		7,214,557
Switzerland	—	20,161,376	—		20,161,376
United Kingdom	148,656	29,379,095	—		29,527,751
Preferred Stock*
Germany	—	1,255,778	—		1,255,778
Italy	—	38,969	—		38,969
Mutual Funds	3,655,392	—	—		3,655,392
Rights	4,051	—	—		4,051
Short-Term Investments	—	4,714,704	—		4,714,704
Total Investments	$5,280,262	$208,116,411	$72,502		$213,469,175

Asset Derivatives
Forward Contracts	$—	$4,475	$—		$4,475

Liability Derivatives
Forward Contracts	$—	$(52,660)	$—		$(52,660)
Futures Contracts	(51,936)	—	—		(51,936)
Total	$(51,936)	$(52,660)	$—		$(104,596)

Notes to Portfolio of Investments (Unaudited) (Continued)

Overseas Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$5,998,106	$—	$5,998,106
Belgium	—	6,948,712	—	6,948,712
Brazil	1,574,099	—	—	1,574,099
Canada	23,821,966	—	—	23,821,966
Cayman Islands	2,154,410	8,768,483	—	10,922,893
Denmark	—	13,715,581	—	13,715,581
Finland	—	2,027,733	—	2,027,733
France	—	110,722,045	—	110,722,045
Germany	5,191	97,975,390	—	97,980,581
Hong Kong	—	12,371,508	—	12,371,508
India	—	15,067,376	—	15,067,376
Indonesia	—	1,278,020	—	1,278,020
Ireland	6,747,110	5,644,265	—	12,391,375
Israel	4,946,790	—	—	4,946,790
Italy	—	15,960,000	—	15,960,000
Japan	—	78,212,797	—	78,212,797
Mexico	3,648,540	—	—	3,648,540
Netherlands	—	41,169,436	—	41,169,436
Portugal	—	2,719,285	—	2,719,285
Republic of Korea	—	3,127,575	—	3,127,575
Singapore	—	5,046,226	—	5,046,226
South Africa	—	5,798,031	—	5,798,031
Spain	—	7,943,990	—	7,943,990
Sweden	—	10,479,281	—	10,479,281
Switzerland	—	86,883,699	—	86,883,699
Taiwan	7,352,350	—	—	7,352,350
United Kingdom	4,617,200	79,814,723	—	84,431,923
United States	3,929,022	—	—	3,929,022
Preferred Stock*
Germany	—	200,601	—	200,601
Corporate Debt	—	889,093	—	889,093
Mutual Funds	5,396,216	—	—	5,396,216
Short-Term Investments	—	7,978,732	—	7,978,732
Total Investments	$64,192,894	$626,740,688	$—	$690,933,582

Asset Derivatives
Forward Contracts	$—	$97,037	$—	$97,037

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price International Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$38,639,253	$—	$38,639,253
Austria	—	12,593,779	—	12,593,779
Belgium	—	7,312,299	—	7,312,299
Bermuda	1,721,821	5,680,474	—	7,402,295
Brazil	16,879,805	—	—	16,879,805
British Virgin Islands	—	949,862	—	949,862
Canada	55,793,587	—	—	55,793,587
Cayman Islands	50,304,040	53,623,361	—	103,927,401
Chile	1,720,861	—	—	1,720,861
China	—	52,101,375	—	52,101,375
Cyprus	1,055,746	—	—	1,055,746
Czech Republic	—	982,617	—	982,617
Denmark	—	3,028,596	—	3,028,596
Finland	—	12,309,919	—	12,309,919
France	—	123,546,920	—	123,546,920
Germany	—	99,973,809	—	99,973,809
Hong Kong	—	29,329,810	—	29,329,810
Hungary	—	6,193,950	—	6,193,950
India	2,403,131	54,595,636	—	56,998,767
Indonesia	—	10,497,434	—	10,497,434
Ireland	—	6,629,836	—	6,629,836
Italy	—	17,991,229	—	17,991,229
Japan	974,743	255,255,491	—	256,230,234
Luxembourg	2,814,965	4,948,139	—	7,763,104
Malaysia	—	1,208,632	—	1,208,632
Mexico	7,998,582	—	—	7,998,582
Netherlands	13,374,971	95,432,223	—	108,807,194
Norway	—	11,469,351	—	11,469,351
Philippines	—	6,005,804	—	6,005,804
Poland	—	4,478,063	—	4,478,063
Portugal	—	12,976,589	—	12,976,589
Republic of Korea	2,485,458	76,963,501	—	79,448,959
Russia	—	14,680,761	—	14,680,761
Saudi Arabia	—	6,104,695	—	6,104,695
Singapore	—	15,710,843	—	15,710,843
South Africa	—	22,259,345	—	22,259,345
Spain	—	11,849,395	—	11,849,395
Sweden	—	23,736,962	—	23,736,962
Switzerland	669,540	98,246,671	—	98,916,211
Taiwan	—	68,377,807	—	68,377,807
Thailand	7,633,816	1,554,902	—	9,188,718
Turkey	—	528,660	—	528,660
United Arab Emirates	—	2,458,384	—	2,458,384
United Kingdom	37,843,370	164,912,890	—	202,756,260
United States	19,561,269	1,922,278	—	21,483,547
Preferred Stock*
Brazil	8,875,657	—	—	8,875,657
Germany	—	5,517,631	—	5,517,631
Italy	—	1,129,929	—	1,129,929
Republic of Korea	—	1,220,830	—	1,220,830
Mutual Funds	21,879,547	—	—	21,879,547
Rights	—	195,702	—	195,702
Short-Term Investments	31,707,781	1,067,592	—	32,775,373
Total Investments	$285,698,690	$1,446,193,229	$—	$1,731,891,919

Liability Derivatives
Written Options	$—	$(3,531)	$—	$(3,531)

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Asset Fund

Asset Investments	Level 1	Level 2		Level 3		Total
Common Stock	$399,038,690	$5,546	*	$—	+	$399,044,236
Warrants	—	66		—	+	66
Rights	—	—		3,843		3,843
Short-Term Investments	—	4,514,875		—		4,514,875
Total Investments	$399,038,690	$4,520,487		$3,843		$403,563,020

Asset Derivatives
Futures Contracts	$60,510	$—		$—		$60,510

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Bond Asset Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Preferred Stock
United States	$—	$252,684	$—	$252,684
Bank Loans	—	20,365,653	—	20,365,653
Corporate Debt	—	269,650,908	—	269,650,908
Municipal Obligations	—	496,500	—	496,500
Non-U.S. Government Agency Obligations	—	90,538,954	—	90,538,954
Sovereign Debt Obligations	—	119,849,947	—	119,849,947
U.S. Government Agency Obligations and Instrumentalities	—	115,225,622	—	115,225,622
U.S. Treasury Obligations	—	147,800,297	—	147,800,297
Purchased Options	—	941	—	941
Mutual Funds	923,579	—	—	923,579
Short-Term Investments	76,464,126	4,292,286	—	80,756,412
Total Investments	$77,387,705	$768,473,792	$—	$845,861,497

Asset Derivatives
Forward Contracts	$—	$4,287,254	$—	$4,287,254
Futures Contracts	2,896,732	—	—	2,896,732
Swap Agreements	—	747,710	—	747,710
Total	$2,896,732	$5,034,964	$—	$7,931,696

Liability Derivatives
Forward Contracts	$—	$(1,174,312)	$—	$(1,174,312)
Futures Contracts	(131,142)	—	—	(131,142)
Swap Agreements	—	(414,881)	—	(414,881)
Written Options	—	(2,548)	—	(2,548)
Total	$(131,142)	$(1,591,741)	$—	$(1,722,883)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Emerging Markets Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$37,232,181	$—	$37,232,181
Sovereign Debt Obligations	—	70,050,557	—	70,050,557
U.S. Treasury Obligations	—	111,281	—	111,281
Mutual Funds	605,040	—	—	605,040
Short-Term Investments	1,289,838	1,207,841	—	2,497,679
Total Investments	$1,894,878	$108,601,860	$—	$110,496,738

Asset Derivatives
Forward Contracts	$—	$45,295	$—	$45,295
Futures Contracts	54,912	—	—	54,912
Swap Agreements	—	8,475	—	8,475
Total	$54,912	$53,770	$—	$108,682

Liability Derivatives
Forward Contracts	$—	$(26,825)	$—	$(26,825)
Swap Agreements	—	(212,486)	—	(212,486)
Total	$—	$(239,311)	$—	$(239,311)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Large Cap Blend Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$2,250,127,518	$39,858,709	*	$6,705,610	$2,296,691,837
Preferred Stock	3,902,779	—		51,968,792	55,871,571
Mutual Funds	12,552,556	—		—	12,552,556
Short-Term Investments	16,052,489	1,000,000		—	17,052,489
Total Investments	$2,282,635,342	$40,858,709		$58,674,402	$2,382,168,453

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$11,606,711	$—	$11,606,711
Municipal Obligations	—	1,083,374	—	1,083,374
Non-U.S. Government Agency Obligations	—	14,466,969	—	14,466,969
U.S. Government Agency Obligations and Instrumentalities	—	6,563,987	—	6,563,987
U.S. Treasury Obligations	—	262,228,939	—	262,228,939
Mutual Funds	201,960	—	—	201,960
Short-Term Investments	3,069,739	1,002,380	—	4,072,119
Total Investments	$3,271,699	$296,952,360	$—	$300,224,059

Asset Derivatives
Forward Contracts	$—	$154,439	$—	$154,439
Futures Contracts	97,543	—	—	97,543
Swap Agreements	—	1,843,497	—	1,843,497
Total	$97,543	$1,997,936	$—	$2,095,479

Liability Derivatives
Forward Contracts	$—	$(139,810)	$—	$(139,810)
Futures Contracts	(103,782)	—	—	(103,782)
Written Options	(23,719)	—	—	(23,719)
Total	$(127,501)	$(139,810)	$—	$(267,311)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Real Assets Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$13,256,950	$—	$13,256,950
Austria	—	225,745	—	225,745
Bermuda	—	367,279	—	367,279
Brazil	1,333,302	—	—	1,333,302
Canada	9,644,633	—	—	9,644,633
Cayman Islands	345,375	863,153	—	1,208,528
Finland	—	2,602,910	—	2,602,910
France	662,568	3,409,207	—	4,071,775
Germany	—	784,183	—	784,183
Hong Kong	—	879,191	—	879,191
Ireland	1,256,139	—	—	1,256,139
Italy	—	159,850	—	159,850
Japan	—	4,565,372	—	4,565,372
Kazakhstan	—	496,329	—	496,329
Luxembourg	—	472,277	—	472,277
Netherlands	—	1,404,932	—	1,404,932
Norway	—	1,742,177	—	1,742,177
Portugal	—	669,860	—	669,860
Russia	—	2,557,043	—	2,557,043
Singapore	—	902,701	—	902,701
South Africa	—	1,225,178	—	1,225,178
Spain	—	712,302	—	712,302
Sweden	—	8,046,867	—	8,046,867
Switzerland	—	440,096	—	440,096
United Kingdom	514,991	10,141,612	—	10,656,603
United States	83,617,226	64,448	—	83,681,674
Preferred Stock
United States	1,215,523	—	130,426	1,345,949
Mutual Funds	10,500,503	—	—	10,500,503
Purchased Options	—	17,651	—	17,651
Short-Term Investments	3,193,834	1,516,645	—	4,710,479
Total Investments	$112,284,094	$57,523,958	$130,426	$169,938,478

Asset Derivatives
Forward Contracts	$—	$18,115	$—	$18,115
Futures Contracts	10,585	—	—	10,585
Total	$10,585	$18,115	$—	$28,700

Liability Derivatives
Forward Contracts	$—	$(80,609)	$—	$(80,609)
Futures Contracts	(32,746)	—	—	(32,746)
Total	$(32,746)	$(80,609)	$—	$(113,355)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Small and Mid Cap Blend Fund

Asset Investments	Level 1	Level 2		Level 3		Total
Common Stock	$858,460,826	$28,457,676	*	$2,829,027		$889,747,529
Preferred Stock	—	1,355,684	*	21,351,471		22,707,155
Corporate Debt	—	622,960		—		622,960
Rights	—	—		—	+	—
Warrants	36,161	—		3,176		39,337
Mutual Funds	1,713,333	—		—		1,713,333
Short-Term Investments	20,776,821	1,000,000		—		21,776,821
Total Investments	$880,987,141	$31,436,320		$24,183,674		$936,607,135

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations and Instrumentalities	$—	$5,991,118	$—	$5,991,118
U.S. Treasury Obligations	—	102,540,917	—	102,540,917
Short-Term Investments	2,421,562	1,069,759	—	3,491,321
Total Investments	$2,421,562	$109,601,794	$—	$112,023,356

Asset Derivatives
Futures Contracts	$928,771	$—	$—	$928,771

Liability Derivatives
Futures Contracts	$(694,201)	$—	$—	$(694,201)
Written Options	(10,142)	—	—	(10,142)

Total	$(704,343)	$—	$—	$(704,343)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.
**	Unfunded loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of June 30, 2021.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds' most recent Annual/Semiannual reports and prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission's ("SEC") EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund, other than the MM Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and MM Select T. Rowe Price Retirement Funds may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2021, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan.

Notes to Portfolio of Investments (Unaudited) (Continued)

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

Each of the MM Select BlackRock Global Allocation Fund and MM Select T. Rowe Price Real Assets Fund invests a significant amount of its assets in foreign securities and each of the MSCI EAFE International Index Fund, Overseas Fund, MM Select T. Rowe Price International Equity Fund, and MM Select T. Rowe Price Emerging Markets Bond Fund invests substantially all of its assets in foreign securities. The other Funds and certain Underlying Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the MM Select BlackRock Global Allocation Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the MM Select BlackRock Global Allocation Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At June 30, 2021, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$1,049,183,444	$23,511,297	$(2,756,078)	$20,755,219
Strategic Bond Fund	658,045,606	33,473,277	(12,455,456)	21,017,821
MM Select BlackRock Global Allocation Fund	584,801,911	131,870,143	(8,445,809)	123,424,334
Diversified Value Fund	325,205,665	95,779,687	(2,371,195)	93,408,492
Fundamental Value Fund	446,319,254	159,725,283	(1,002,796)	158,722,487
S&P 500 Index Fund	1,734,832,407	1,903,715,074	(42,781,848)	1,860,933,226
Equity Opportunities Fund	603,990,443	172,211,179	(1,073,229)	171,137,950
Fundamental Growth Fund	50,992,386	10,787,555	(724,770)	10,062,785
Blue Chip Growth Fund	2,329,551,818	2,217,354,297	(10,124,518)	2,207,229,779
Growth Opportunities Fund	308,907,773	219,679,733	(540,019)	219,139,714
Mid Cap Value Fund	110,091,795	10,534,555	(1,020,569)	9,513,986
Small Cap Value Equity Fund	58,223,556	24,157,622	(152,640)	24,004,982
Small Company Value Fund	227,865,507	70,588,284	(2,659,934)	67,928,350
S&P Mid Cap Index Fund	346,349,307	145,059,831	(11,868,724)	133,191,107
Russell 2000 Small Cap Index Fund	262,886,019	102,229,474	(17,413,078)	84,816,396
Mid Cap Growth Fund	6,521,143,769	3,387,478,621	(119,469,120)	3,268,009,501
Small Cap Growth Equity Fund	581,710,447	203,633,814	(17,595,106)	186,038,708
MSCI EAFE International Index Fund	169,423,854	55,467,311	(11,421,990)	44,045,321
Overseas Fund	529,162,399	173,557,618	(11,786,435)	161,771,183
MM Select T. Rowe Price International Equity Fund	1,412,526,736	361,335,780	(41,970,597)	319,365,183
20/80 Allocation Fund	193,650,874	13,367,648	(190,312)	13,177,336
40/60 Allocation Fund	204,803,542	22,625,375	(757,933)	21,867,442
60/40 Allocation Fund	196,700,195	30,673,405	(776,383)	29,897,022
80/20 Allocation Fund	129,251,260	24,801,525	(363,096)	24,438,429
MM RetireSMART by JPMorgan In Retirement Fund	109,406,402	10,778,611	(172,929)	10,605,682
MM RetireSMART by JPMorgan 2020 Fund	247,416,858	25,660,755	(350,071)	25,310,684
MM RetireSMART by JPMorgan 2025 Fund	189,711,774	26,086,828	(334,708)	25,752,120
MM RetireSMART by JPMorgan 2030 Fund	376,287,763	63,076,237	(654,676)	62,421,561
MM RetireSMART by JPMorgan 2035 Fund	167,177,155	31,560,438	(344,299)	31,216,139
MM RetireSMART by JPMorgan 2040 Fund	261,689,747	54,534,165	(807,778)	53,726,387
MM RetireSMART by JPMorgan 2045 Fund	114,701,550	26,138,747	(142,367)	25,996,380
MM RetireSMART by JPMorgan 2050 Fund	166,068,753	37,744,833	(372,831)	37,372,002
MM RetireSMART by JPMorgan 2055 Fund	57,811,054	12,631,212	(104,679)	12,526,533
MM RetireSMART by JPMorgan 2060 Fund	18,770,012	4,009,128	(38,725)	3,970,403
Equity Asset Fund	277,090,977	127,376,366	(904,323)	126,472,043
MM Select T. Rowe Price Bond Asset Fund	830,271,905	21,151,540	(5,561,948)	15,589,592
MM Select T. Rowe Price Emerging Markets Bond Fund	110,402,012	5,689,242	(5,594,516)	94,726
MM Select T. Rowe Price Large Cap Blend Fund	1,713,613,126	673,525,786	(4,970,459)	668,555,327
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	294,946,964	5,888,275	(611,180)	5,277,095
MM Select T. Rowe Price Real Assets Fund	143,677,489	27,674,133	(1,413,144)	26,260,989
MM Select T. Rowe Price Small and Mid Cap Blend Fund	682,460,427	266,591,890	(12,445,182)	254,146,708
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	114,280,022	4,388,119	(6,644,785)	(2,256,666)
MM Select T. Rowe Price Retirement Balanced Fund	181,766,047	20,919,884	(848,878)	20,071,006
MM Select T. Rowe Price Retirement 2005 Fund	29,291,350	2,932,836	(95,029)	2,837,807
MM Select T. Rowe Price Retirement 2010 Fund	140,747,850	19,248,564	(814,116)	18,434,448
MM Select T. Rowe Price Retirement 2015 Fund	143,027,007	21,605,497	(755,611)	20,849,886
MM Select T. Rowe Price Retirement 2020 Fund	705,233,174	121,218,521	(4,125,049)	117,093,472
MM Select T. Rowe Price Retirement 2025 Fund	620,566,124	118,992,938	(3,523,708)	115,469,230
MM Select T. Rowe Price Retirement 2030 Fund	1,355,829,939	334,918,540	(9,872,379)	325,046,161
MM Select T. Rowe Price Retirement 2035 Fund	608,734,187	164,330,733	(3,407,411)	160,923,322
MM Select T. Rowe Price Retirement 2040 Fund	1,040,920,534	340,493,317	(5,113,294)	335,380,023
MM Select T. Rowe Price Retirement 2045 Fund	425,861,766	141,015,154	(1,618,886)	139,396,268
MM Select T. Rowe Price Retirement 2050 Fund	671,367,121	229,330,847	(2,646,500)	226,684,347
MM Select T. Rowe Price Retirement 2055 Fund	240,786,569	77,092,343	(896,383)	76,195,960
MM Select T. Rowe Price Retirement 2060 Fund	85,507,781	22,163,270	(268,728)	21,894,542

Notes to Portfolio of Investments (Unaudited) (Continued)

4. New Accounting Pronouncements

In March 2020, FASB issued Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not believe the impact of adopting ASU 2020-04 will have a material impact on the financial statements.

In October 2020, Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”) was amended by Accounting Standards Update 2020-08, Codification Improvements to Subtopic 310-20, Receivables — Nonrefundable Fees and Other Costs (“ASU 2020-08”). ASU 2020-08 requires entities to reevaluate whether callable debt securities fall within the scope of ASU 2017-08 at each reporting period. ASU 2020-08 also amends the relevant guidance to require premiums to be amortized to the “next call date” rather than the “earliest call date,” and further clarifies the definition of “next call date.” ASU 2020-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption of ASU 2020-08 is not permitted. Management is currently evaluating the impact, if any, of applying ASU 2020-08.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity, or performance of derivatives. When fully implemented, the new rule may require changes in how a fund will use derivatives, may adversely affect a fund’s performance, and may increase costs related to a fund’s use of derivatives.

5. Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

Notes to Portfolio of Investments (Unaudited) (Continued)

The potential amounts sought to be recovered from the Diversified Value Fund and S&P 500 Index Fund, are approximately $1,621,800 and $1,186,430, respectively, plus interest and the Official Committee’s court costs.

In addition, on June 2, 2011, the Diversified Value Fund and S&P 500 Index Fund, were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, these actions were transferred to the Southern District of New York for consolidated pretrial proceedings.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

6. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 has produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, and global business disruption, and it may result in future significant adverse effects, such as exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.